UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio                      44144
 (Address of principal executive offices)                                        (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH  43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

December 31, 2023
Semi Annual Report
Victory US 500 Enhanced Volatility Wtd Index Fund
Victory Market Neutral Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Investment Objectives and Portfolio Holdings 3
Schedules of Portfolio Investments
Victory US 500 Enhanced Volatility Wtd Index Fund
5
Victory Market Neutral Income Fund
14
Financial Statements
Statements of Assets and Liabilities
29
Statements of Operations
30
Statements of Changes in Net Assets
31
Financial Highlights
33
Notes to Financial Statements 40
Supplemental Information
Proxy Voting and Portfolio Holdings Information
49
Expense Examples
49
Advisory Contract Approval
50
Privacy Policy
52

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

3
Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash
Volatility Weighted Index before fees and expenses.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
The Coca-Cola Co.
0.4%
McDonald's Corp.
0.4%
General Dynamics Corp.
0.3%
Walmart, Inc.
0.3%
The Kraft Heinz Co.
0.3%
Cencora, Inc.
0.3%
PepsiCo, Inc.
0.3%
Waste Management, Inc.
0.3%
Republic Services, Inc.
0.3%
Colgate-Palmolive Co.
0.3%
Industrials
18.0%
Financials
16.2%
Health Care
13.4%
Information Technology
12.6%
Consumer Discretionary
10.0%
Consumer Staples
9.3%
Utilities
7.3%
Materials
4.8%
Energy
4.3%
Communication Services
3.2%

4
Victory Portfolios II
Victory Market Neutral Income Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide high current income.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Universal Corp.
0.5%
SoftBank Corp.
0.5%
Formosa Plastics Corp.
0.5%
Powertech Technology, Inc.
0.4%
The Coca-Cola Co.
0.4%
Bank of China Ltd., Class H
0.4%
Land & Houses PCL
0.4%
Bajaj Auto Ltd.
0.4%
Japan Tobacco, Inc.
0.4%
China Construction Bank Corp., Class H
0.4%
Financials
23.6%
Utilities
13.5%
Energy
9.2%
Consumer Staples
7.7%
Materials
7.4%
Communication Services
6.8%
Consumer Discretionary
6.7%
Industrials
5.5%
Information Technology
5.4%
Health Care
2.7%

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
5
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (3.2%):
Alphabet, Inc. , Class A (a) ................................................. 381 $ 53,222
Charter Communications, Inc. , Class A (a) ..................................... 104 40,423
Comcast Corp. , Class A .................................................. 1,472 64,547
Electronic Arts, Inc. ..................................................... 622 85,096
Fox Corp. , Class A ...................................................... 2,141 63,524
Liberty Broadband Corp. , Class C (a) ......................................... 481 38,764
Liberty Media Corp.-Liberty Formula One (a) ................................... 908 57,322
Live Nation Entertainment, Inc. (a) ........................................... 589 55,130
Match Group, Inc. (a) .................................................... 818 29,857
Meta Platforms, Inc. , Class A (a) ............................................ 124 43,891
Netflix, Inc. (a) ......................................................... 98 47,714
News Corp. , Class A ..................................................... 2,607 64,002
Omnicom Group, Inc. .................................................... 783 67,737
The Interpublic Group of Cos., Inc. .......................................... 1,716 56,010
The Trade Desk, Inc. , Class A (a) ............................................ 351 25,258
The Walt Disney Co. .................................................... 703 63,474
T-Mobile US, Inc. ...................................................... 603 96,679
Verizon Communications, Inc. .............................................. 2,084 78,567
Warner Music Group Corp. , Class A ......................................... 1,456 52,110
1,083,327
Consumer Discretionary (10.0%):
Airbnb, Inc. , Class A (a) .................................................. 286 38,936
Amazon.com, Inc. (a) .................................................... 346 52,571
Aptiv PLC (a) .......................................................... 549 49,256
Aramark ............................................................. 1,554 43,667
AutoZone, Inc. (a) ....................................................... 32 82,740
Best Buy Co., Inc. ...................................................... 824 64,503
Booking Holdings, Inc. (a) ................................................. 20 70,944
BorgWarner, Inc. ....................................................... 1,396 50,047
Burlington Stores, Inc. (a) ................................................. 300 58,344
Caesars Entertainment, Inc. (a) .............................................. 653 30,613
CarMax, Inc. (a) ........................................................ 482 36,989
Chewy, Inc. , Class A (a) .................................................. 1,255 29,656
Chipotle Mexican Grill, Inc. (a) ............................................. 30 68,609
Churchill Downs, Inc. .................................................... 441 59,504
D.R. Horton, Inc. ....................................................... 523 79,486
Darden Restaurants, Inc. .................................................. 618 101,537
Deckers Outdoor Corp. (a) ................................................. 118 78,875
Dick's Sporting Goods, Inc. ................................................ 330 48,493
Domino's Pizza, Inc. ..................................................... 137 56,475
eBay, Inc. ............................................................ 1,246 54,351
Expedia Group, Inc. (a) ................................................... 376 57,073
Five Below, Inc. (a) ...................................................... 321 68,424
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 422 47,078
Ford Motor Co. ........................................................ 3,711 45,237
Garmin Ltd. ........................................................... 794 102,061
General Motors Co. ..................................................... 1,438 51,653
Genuine Parts Co. ...................................................... 481 66,618
Hilton Worldwide Holdings, Inc. ............................................ 500 91,045
Hyatt Hotels Corp. , Class A ................................................ 484 63,118
Las Vegas Sands Corp. ................................................... 1,007 49,554
Lennar Corp. , Class A .................................................... 541 80,631
LKQ Corp. ........................................................... 1,519 72,593
Lowe's Cos., Inc. ....................................................... 303 67,433
Marriott International, Inc. , Class A .......................................... 330 74,418
McDonald's Corp. ...................................................... 443 131,354
MGM Resorts International (a) .............................................. 1,157 51,695
NIKE, Inc. , Class B ..................................................... 579 62,862
NVR, Inc. (a) .......................................................... 13 91,006
O'Reilly Automotive, Inc. (a) ............................................... 90 85,507
Penske Automotive Group, Inc. ............................................. 326 52,326

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Pool Corp. ............................................................ 137 $ 54,623
PulteGroup, Inc. ........................................................ 719 74,215
Ross Stores, Inc. ....................................................... 673 93,136
Service Corp. International ................................................ 1,299 88,917
Starbucks Corp. ........................................................ 786 75,464
Tesla, Inc. (a) .......................................................... 106 26,339
The Home Depot, Inc. ................................................... 226 78,320
The TJX Cos., Inc. ...................................................... 1,096 102,816
Tractor Supply Co. ...................................................... 319 68,595
Ulta Beauty, Inc. (a) ..................................................... 146 71,539
Yum! Brands, Inc. ...................................................... 824 107,664
3,408,910
Consumer Staples (9.3%):
Altria Group, Inc. ....................................................... 2,292 92,459
Archer-Daniels-Midland Co. ............................................... 918 66,298
Brown-Forman Corp. , Class B ............................................. 1,282 73,202
Bunge Global SA ....................................................... 461 46,538
Campbell Soup Co. ..................................................... 2,011 86,936
Church & Dwight Co., Inc. ................................................ 969 91,629
Colgate-Palmolive Co. ................................................... 1,398 111,435
Conagra Brands, Inc. .................................................... 3,315 95,008
Costco Wholesale Corp. .................................................. 160 105,613
Coty, Inc. , Class A (a) .................................................... 4,625 57,442
Darling Ingredients, Inc. (a) ................................................ 797 39,722
Dollar General Corp. .................................................... 354 48,126
Dollar Tree, Inc. (a) ...................................................... 433 61,508
General Mills, Inc. ...................................................... 1,311 85,399
Hormel Foods Corp. ..................................................... 2,402 77,128
Kellanova ............................................................ 1,813 101,365
Keurig Dr Pepper, Inc. ................................................... 3,035 101,126
Kimberly-Clark Corp. .................................................... 860 104,499
Lamb Weston Holdings, Inc. ............................................... 784 84,743
McCormick & Co., Inc. .................................................. 888 60,757
Molson Coors Beverage Co. , Class B ......................................... 1,116 68,310
Mondelez International, Inc. , Class A ......................................... 1,416 102,561
Monster Beverage Corp. (a) ................................................ 1,460 84,111
PepsiCo, Inc. .......................................................... 679 115,321
Performance Food Group Co. (a) ............................................ 1,133 78,347
Philip Morris International, Inc. ............................................. 1,060 99,725
Sysco Corp. ........................................................... 1,281 93,679
Target Corp. .......................................................... 500 71,210
The Clorox Co. ........................................................ 440 62,740
The Coca-Cola Co. ...................................................... 2,289 134,891
The Estee Lauder Cos., Inc. ............................................... 302 44,167
The Hershey Co. ....................................................... 466 86,881
The Kraft Heinz Co. ..................................................... 3,128 115,673
The Kroger Co. ........................................................ 1,807 82,598
The Procter & Gamble Co. ................................................ 738 108,146
Tyson Foods, Inc. , Class A ................................................ 1,061 57,029
U.S. Foods Holding Corp. (a) ............................................... 1,711 77,696
Walmart, Inc. .......................................................... 741 116,819
WK Kellogg Co. ....................................................... 453 5,952
3,196,789
Energy (4.3%):
APA Corp. ............................................................ 896 32,148
Baker Hughes Co. ...................................................... 1,548 52,911
Cheniere Energy, Inc. .................................................... 343 58,553
Chesapeake Energy Corp. ................................................. 567 43,625
Chevron Corp. ......................................................... 445 66,376
ConocoPhillips Co. ..................................................... 453 52,580
Coterra Energy, Inc. ..................................................... 1,851 47,237
Devon Energy Corp. ..................................................... 890 40,317

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Diamondback Energy, Inc. ................................................ 346 $ 53,658
EOG Resources, Inc. .................................................... 416 50,315
EQT Corp. ............................................................ 948 36,650
Exxon Mobil Corp. ..................................................... 574 57,388
Halliburton Co. ........................................................ 1,061 38,355
Hess Corp. ............................................................ 320 46,131
HF Sinclair Corp. ....................................................... 815 45,290
Kinder Morgan, Inc. ..................................................... 5,364 94,621
Marathon Oil Corp. ..................................................... 1,716 41,459
Marathon Petroleum Corp. ................................................ 361 53,558
Occidental Petroleum Corp. ............................................... 942 56,247
ONEOK, Inc. .......................................................... 1,009 70,852
Ovintiv, Inc. .......................................................... 765 33,599
Phillips 66 ............................................................ 480 63,907
Pioneer Natural Resources Co. ............................................. 237 53,297
Schlumberger NV ...................................................... 778 40,487
Targa Resources Corp. ................................................... 737 64,023
Texas Pacific Land Corp. ................................................. 23 36,166
The Williams Cos., Inc. .................................................. 2,288 79,691
Valero Energy Corp. ..................................................... 370 48,100
1,457,541
Financials (16.2%):
Aflac, Inc. ............................................................ 1,034 85,305
American Express Co. ................................................... 377 70,627
American Financial Group, Inc. ............................................. 608 72,285
American International Group, Inc. .......................................... 993 67,276
Ameriprise Financial, Inc. ................................................. 179 67,990
Aon PLC , Class A ...................................................... 269 78,284
Apollo Global Management, Inc. ............................................ 560 52,186
Arch Capital Group Ltd. (a) ................................................ 864 64,169
Ares Management Corp. , Class A ........................................... 534 63,503
Arthur J. Gallagher & Co. ................................................. 397 89,277
Bank of America Corp. ................................................... 2,201 74,108
Berkshire Hathaway, Inc. , Class B (a) ......................................... 289 103,075
BlackRock, Inc. ........................................................ 106 86,051
Blackstone, Inc. ........................................................ 443 57,998
Brown & Brown, Inc. .................................................... 1,089 77,439
Capital One Financial Corp. ............................................... 475 62,282
Cboe Global Markets, Inc. ................................................ 621 110,886
Chubb Ltd. ........................................................... 384 86,784
Cincinnati Financial Corp. ................................................ 545 56,386
Citigroup, Inc. ......................................................... 1,514 77,880
Citizens Financial Group, Inc. .............................................. 1,439 47,688
CME Group, Inc. ....................................................... 427 89,926
Corebridge Financial, Inc. ................................................. 2,761 59,803
Discover Financial Services ............................................... 500 56,200
Equitable Holdings, Inc. .................................................. 1,719 57,243
Erie Indemnity Co. , Class A ............................................... 183 61,290
Everest Group Ltd. ...................................................... 172 60,816
FactSet Research Systems, Inc. ............................................. 161 76,805
Fidelity National Financial, Inc. ............................................ 1,603 81,785
Fifth Third Bancorp ..................................................... 1,629 56,184
First Citizens Bancshares, Inc. , Class A ....................................... 17 24,123
Fiserv, Inc. (a) .......................................................... 594 78,907
FleetCor Technologies, Inc. (a) .............................................. 209 59,065
Franklin Resources, Inc. .................................................. 2,255 67,176
Global Payments, Inc. .................................................... 399 50,673
Globe Life, Inc. ........................................................ 741 90,195
Huntington Bancshares, Inc. ............................................... 3,933 50,028
Interactive Brokers Group, Inc. ............................................. 603 49,989
Intercontinental Exchange, Inc. ............................................. 753 96,708
Jack Henry & Associates, Inc. .............................................. 360 58,828
JPMorgan Chase & Co. .................................................. 497 84,540

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
KeyCorp. ............................................................ 2,438 $ 35,107
Loews Corp. .......................................................... 1,355 94,294
LPL Financial Holdings, Inc. ............................................... 195 44,386
M&T Bank Corp. ....................................................... 392 53,735
Markel Group, Inc. (a) .................................................... 53 75,255
Marsh & McLennan Cos., Inc. ............................................. 500 94,735
Mastercard, Inc. , Class A ................................................. 227 96,818
MetLife, Inc. .......................................................... 896 59,252
Moody's Corp. ......................................................... 216 84,361
Morgan Stanley ........................................................ 792 73,854
Morningstar, Inc. ....................................................... 216 61,828
MSCI, Inc. ........................................................... 95 53,737
Nasdaq, Inc. .......................................................... 1,256 73,024
Northern Trust Corp. .................................................... 628 52,991
PayPal Holdings, Inc. (a) .................................................. 695 42,680
Principal Financial Group, Inc. ............................................. 752 59,160
Prudential Financial, Inc. ................................................. 659 68,345
Raymond James Financial, Inc. ............................................. 553 61,660
Regions Financial Corp. .................................................. 2,679 51,919
RenaissanceRe Holdings Ltd. .............................................. 287 56,252
Ryan Specialty Holdings, Inc. (a) ............................................ 1,375 59,153
S&P Global, Inc. ....................................................... 185 81,496
State Street Corp. ....................................................... 725 56,159
Synchrony Financial ..................................................... 1,511 57,705
T. Rowe Price Group, Inc. ................................................. 473 50,937
The Bank of New York Mellon Corp. ......................................... 1,425 74,171
The Carlyle Group, Inc. .................................................. 1,396 56,803
The Charles Schwab Corp. ................................................ 625 43,000
The Goldman Sachs Group, Inc. ............................................ 210 81,012
The Hartford Financial Services Group, Inc. .................................... 988 79,415
The PNC Financial Services Group, Inc. ...................................... 439 67,979
The Progressive Corp. ................................................... 390 62,119
The Travelers Cos., Inc. .................................................. 469 89,340
Tradeweb Markets, Inc. , Class A ............................................ 656 59,617
Truist Financial Corp. .................................................... 1,208 44,599
U.S. Bancorp .......................................................... 1,126 48,733
Unum Group .......................................................... 1,084 49,018
UWM Holdings Corp. ................................................... 5,659 40,462
Visa, Inc. , Class A ...................................................... 418 108,826
W.R. Berkley Corp. ..................................................... 1,222 86,420
Wells Fargo & Co. ...................................................... 1,391 68,465
5,520,585
Health Care (13.4%):
Abbott Laboratories ..................................................... 796 87,616
AbbVie, Inc. .......................................................... 550 85,233
Agilent Technologies, Inc. ................................................. 543 75,493
Align Technology, Inc. (a) ................................................. 86 23,564
Amgen, Inc. ........................................................... 322 92,742
Avantor, Inc. (a) ........................................................ 2,310 52,737
Becton Dickinson & Co. .................................................. 331 80,708
Biogen, Inc. (a) ......................................................... 299 77,372
BioMarin Pharmaceutical, Inc. (a) ........................................... 663 63,926
Bio-Techne Corp. ....................................................... 683 52,700
Boston Scientific Corp. (a) ................................................. 1,662 96,080
Bristol-Myers Squibb Co. ................................................. 1,521 78,043
Bruker Corp. .......................................................... 826 60,694
Cardinal Health, Inc. .................................................... 924 93,139
Cencora, Inc. .......................................................... 563 115,629
Centene Corp. (a) ....................................................... 990 73,468
Charles River Laboratories International, Inc. (a) ................................. 224 52,954
CVS Health Corp. ...................................................... 1,027 81,092
Danaher Corp. ......................................................... 255 58,992
DaVita, Inc. (a) ......................................................... 531 55,628

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Dexcom, Inc. (a) ........................................................ 454 $ 56,337
Edwards Lifesciences Corp. (a) ............................................. 775 59,094
Elevance Health, Inc. .................................................... 142 66,962
Eli Lilly & Co. ......................................................... 106 61,790
GE HealthCare Technologies, Inc. ........................................... 730 56,444
Gilead Sciences, Inc. .................................................... 1,085 87,896
HCA Healthcare, Inc. .................................................... 303 82,016
Henry Schein, Inc. (a) .................................................... 966 73,136
Hologic, Inc. (a) ........................................................ 1,126 80,453
Humana, Inc. .......................................................... 130 59,515
IDEXX Laboratories, Inc. (a) ............................................... 107 59,390
Incyte Corp. (a) ......................................................... 1,195 75,034
Insulet Corp. (a) ........................................................ 267 57,934
Intuitive Surgical, Inc. (a) ................................................. 182 61,400
IQVIA Holdings, Inc. (a) .................................................. 299 69,183
Johnson & Johnson ..................................................... 597 93,574
Laboratory Corp. of America Holdings ........................................ 411 93,416
McKesson Corp. ....................................................... 197 91,207
Medtronic PLC ........................................................ 918 75,625
Merck & Co., Inc. ...................................................... 765 83,400
Mettler-Toledo International, Inc. (a) ......................................... 51 61,861
Moderna, Inc. (a) ....................................................... 290 28,841
Molina Healthcare, Inc. (a) ................................................ 194 70,094
Neurocrine Biosciences, Inc. (a) ............................................. 598 78,792
Penumbra, Inc. (a) ....................................................... 209 52,572
Pfizer, Inc. ............................................................ 2,247 64,691
Quest Diagnostics, Inc. ................................................... 684 94,310
Regeneron Pharmaceuticals, Inc. (a) .......................................... 76 66,750
Repligen Corp. (a) ....................................................... 203 36,499
ResMed, Inc. .......................................................... 321 55,218
Revvity, Inc. .......................................................... 528 57,716
STERIS PLC .......................................................... 255 56,062
Stryker Corp. .......................................................... 257 76,961
Teleflex, Inc. .......................................................... 287 71,561
The Cigna Group ....................................................... 230 68,873
The Cooper Cos., Inc. .................................................... 198 74,931
Thermo Fisher Scientific, Inc. .............................................. 130 69,003
United Therapeutics Corp. (a) .............................................. 293 64,428
UnitedHealth Group, Inc. ................................................. 151 79,497
Veeva Systems, Inc. , Class A (a) ............................................. 215 41,392
Vertex Pharmaceuticals, Inc. (a) ............................................. 215 87,481
Viatris, Inc. ........................................................... 6,180 66,929
Waters Corp. (a) ........................................................ 204 67,163
West Pharmaceutical Services, Inc. .......................................... 131 46,128
Zimmer Biomet Holdings, Inc. ............................................. 745 90,666
Zoetis, Inc. ........................................................... 339 66,908
4,596,943
Industrials (18.0%):
A.O. Smith Corp. ....................................................... 776 63,973
Advanced Drainage Systems, Inc. ........................................... 291 40,926
AECOM ............................................................. 934 86,330
AGCO Corp. .......................................................... 412 50,021
Allegion PLC ......................................................... 537 68,033
American Airlines Group, Inc. (a) ............................................ 3,054 41,962
AMETEK, Inc. ........................................................ 539 88,876
Automatic Data Processing, Inc. ............................................ 316 73,619
Axon Enterprise, Inc. (a) .................................................. 201 51,924
Booz Allen Hamilton Holding Corp. ......................................... 636 81,351
Broadridge Financial Solutions, Inc. ......................................... 404 83,123
Builders FirstSource, Inc. (a) ............................................... 303 50,583
C.H. Robinson Worldwide, Inc. ............................................. 690 59,609
Carlisle Cos., Inc. ....................................................... 249 77,795
Carrier Global Corp. ..................................................... 973 55,899

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Caterpillar, Inc. ........................................................ 205 $ 60,612
Cintas Corp. .......................................................... 171 103,055
Copart, Inc. (a) ......................................................... 1,702 83,398
CSX Corp. ............................................................ 2,512 87,091
Cummins, Inc. ......................................................... 282 67,559
Deere & Co. .......................................................... 145 57,981
Delta Air Lines, Inc. ..................................................... 1,264 50,851
Dover Corp. ........................................................... 457 70,291
Eaton Corp. PLC ....................................................... 272 65,503
EMCOR Group, Inc. .................................................... 263 56,658
Equifax, Inc. .......................................................... 282 69,736
Expeditors International of Washington, Inc. .................................... 580 73,776
Fastenal Co. ........................................................... 1,311 84,913
FedEx Corp. .......................................................... 240 60,713
Fortive Corp. .......................................................... 937 68,991
General Dynamics Corp. .................................................. 450 116,852
General Electric Co. ..................................................... 579 73,898
Graco, Inc. ........................................................... 786 68,193
HEICO Corp. .......................................................... 387 69,223
Honeywell International, Inc. .............................................. 458 96,047
Howmet Aerospace, Inc. .................................................. 1,463 79,178
Hubbell, Inc. .......................................................... 176 57,892
IDEX Corp. ........................................................... 337 73,166
Illinois Tool Works, Inc. .................................................. 303 79,368
Ingersoll Rand, Inc. ..................................................... 942 72,854
J.B. Hunt Transport Services, Inc. ........................................... 344 68,711
Jacobs Solutions, Inc. .................................................... 567 73,597
Johnson Controls International PLC .......................................... 1,041 60,003
L3Harris Technologies, Inc. ............................................... 444 93,515
Leidos Holdings, Inc. .................................................... 622 67,325
Lennox International, Inc. ................................................. 148 66,233
Lincoln Electric Holdings, Inc. ............................................. 352 76,546
Lockheed Martin Corp. ................................................... 231 104,698
Masco Corp. .......................................................... 1,017 68,119
Nordson Corp. ......................................................... 253 66,833
Norfolk Southern Corp. .................................................. 380 89,824
Northrop Grumman Corp. ................................................. 191 89,415
Old Dominion Freight Line, Inc. ............................................ 113 45,802
Otis Worldwide Corp. .................................................... 970 86,786
Owens Corning ........................................................ 418 61,960
PACCAR, Inc. ......................................................... 839 81,928
Parker-Hannifin Corp. ................................................... 148 68,184
Paychex, Inc. .......................................................... 595 70,870
Paycom Software, Inc. ................................................... 144 29,768
Paylocity Holding Corp. (a) ................................................ 225 37,091
Quanta Services, Inc. .................................................... 325 70,135
Regal Rexnord Corp. .................................................... 311 46,034
Republic Services, Inc. ................................................... 686 113,128
Rockwell Automation, Inc. ................................................ 188 58,370
Rollins, Inc. ........................................................... 2,072 90,484
RTX Corp. ............................................................ 874 73,538
Saia, Inc. (a) ........................................................... 92 40,316
Snap-on, Inc. .......................................................... 266 76,831
Southwest Airlines Co. ................................................... 1,635 47,219
SS&C Technologies Holdings, Inc. .......................................... 1,201 73,393
Stanley Black & Decker, Inc. .............................................. 490 48,069
Textron, Inc. .......................................................... 845 67,955
The Toro Co. .......................................................... 671 64,409
Trane Technologies PLC .................................................. 330 80,487
TransDigm Group, Inc. ................................................... 87 88,009
TransUnion ........................................................... 656 45,074
U-Haul Holding Co. ..................................................... 802 56,493
Union Pacific Corp. ..................................................... 293 71,967
United Airlines Holdings, Inc. (a) ............................................ 882 36,391

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
United Parcel Service, Inc. , Class B .......................................... 413 $ 64,936
United Rentals, Inc. ..................................................... 91 52,181
Veralto Corp. .......................................................... 85 6,992
Verisk Analytics, Inc. .................................................... 326 77,868
Vertiv Holdings Co. , Class A ............................................... 694 33,333
Vestis Corp. ........................................................... 777 16,426
W.W. Grainger, Inc. ..................................................... 84 69,610
Waste Management, Inc. .................................................. 639 114,445
Watsco, Inc. ........................................................... 157 67,270
Westinghouse Air Brake Technologies Corp. .................................... 699 88,703
Xylem, Inc. ........................................................... 660 75,478
6,144,575
Information Technology (12.6%):
Accenture PLC , Class A .................................................. 206 72,287
Adobe, Inc. (a) ......................................................... 89 53,097
Akamai Technologies, Inc. (a) .............................................. 578 68,406
Amphenol Corp. , Class A ................................................. 938 92,984
Analog Devices, Inc. .................................................... 330 65,525
ANSYS, Inc. (a) ........................................................ 175 63,504
Apple, Inc. ........................................................... 388 74,702
Applied Materials, Inc. ................................................... 292 47,324
AppLovin Corp. , Class A (a) ............................................... 518 20,642
Arista Networks, Inc. (a) .................................................. 176 41,450
Autodesk, Inc. (a) ....................................................... 227 55,270
Bentley Systems, Inc. , Class B ............................................. 1,087 56,720
Broadcom, Inc. ........................................................ 57 63,626
Cadence Design Systems, Inc. (a) ............................................ 240 65,369
CDW Corp. ........................................................... 289 65,695
Cisco Systems, Inc. ..................................................... 1,514 76,487
Cognizant Technology Solutions Corp. , Class A ................................. 894 67,524
Corning, Inc. .......................................................... 2,107 64,158
Dell Technologies, Inc. , Class C ............................................ 1,032 78,948
Dropbox, Inc. , Class A (a) ................................................. 2,000 58,960
Dynatrace, Inc. (a) ...................................................... 877 47,963
Enphase Energy, Inc. (a) .................................................. 229 30,260
Entegris, Inc. .......................................................... 329 39,421
EPAM Systems, Inc. (a) ................................................... 136 40,438
F5, Inc. (a) ............................................................ 438 78,393
Fair Isaac Corp. (a) ...................................................... 74 86,137
First Solar, Inc. (a) ...................................................... 158 27,220
Fortinet, Inc. (a) ........................................................ 637 37,284
Gartner, Inc. (a) ........................................................ 211 95,184
Gen Digital, Inc. ....................................................... 2,547 58,123
GoDaddy, Inc. , Class A (a) ................................................. 965 102,444
Hewlett Packard Enterprise Co. ............................................. 3,582 60,822
HP, Inc. .............................................................. 2,059 61,955
International Business Machines Corp. ........................................ 650 106,308
Intuit, Inc. ............................................................ 93 58,128
Jabil, Inc. ............................................................ 527 67,140
Juniper Networks, Inc. ................................................... 2,362 69,632
Keysight Technologies, Inc. (a) ............................................. 394 62,681
KLA Corp. ........................................................... 89 51,736
Lam Research Corp. ..................................................... 60 46,996
Lattice Semiconductor Corp. (a) ............................................. 371 25,595
Manhattan Associates, Inc. (a) .............................................. 299 64,381
Microchip Technology, Inc. ................................................ 587 52,936
Microsoft Corp. ........................................................ 185 69,567
Monolithic Power Systems, Inc. ............................................ 61 38,478
Motorola Solutions, Inc. .................................................. 308 96,432
NetApp, Inc. .......................................................... 849 74,848
NVIDIA Corp. ......................................................... 61 30,208
NXP Semiconductors NV ................................................. 243 55,812
ON Semiconductor Corp. (a) ............................................... 395 32,994

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Oracle Corp. .......................................................... 579 $ 61,044
Palo Alto Networks, Inc. (a) ................................................ 169 49,835
PTC, Inc. (a) ........................................................... 530 92,729
QUALCOMM, Inc. ..................................................... 429 62,046
Roper Technologies, Inc. .................................................. 199 108,489
Salesforce, Inc. (a) ...................................................... 243 63,943
ServiceNow, Inc. (a) ..................................................... 82 57,932
Skyworks Solutions, Inc. ................................................. 457 51,376
Super Micro Computer, Inc. (a) ............................................. 76 21,604
Synopsys, Inc. (a) ....................................................... 129 66,423
TD SYNNEX Corp. ..................................................... 643 69,193
TE Connectivity Ltd. .................................................... 585 82,193
Teledyne Technologies, Inc. (a) ............................................. 180 80,332
Teradyne, Inc. ......................................................... 457 49,594
Texas Instruments, Inc. ................................................... 392 66,820
Trimble, Inc. (a) ........................................................ 1,045 55,594
Tyler Technologies, Inc. (a) ................................................ 147 61,464
VeriSign, Inc. (a) ........................................................ 437 90,005
Zebra Technologies Corp. (a) ............................................... 145 39,633
Zoom Video Communications, Inc. , Class A (a) .................................. 573 41,204
4,293,647
Materials (4.8%):
Air Products and Chemicals, Inc. ............................................ 256 70,093
Albemarle Corp. ....................................................... 192 27,740
Avery Dennison Corp. ................................................... 367 74,193
Ball Corp. ............................................................ 936 53,839
Celanese Corp. ......................................................... 395 61,371
CF Industries Holdings, Inc. ............................................... 657 52,231
Corteva, Inc. .......................................................... 1,353 64,836
Crown Holdings, Inc. .................................................... 682 62,805
Dow, Inc. ............................................................ 1,317 72,224
DuPont de Nemours, Inc. ................................................. 880 67,698
Eastman Chemical Co. ................................................... 665 59,730
Ecolab, Inc. ........................................................... 412 81,720
FMC Corp. ........................................................... 731 46,090
Freeport-McMoRan, Inc. ................................................. 1,174 49,977
International Paper Co. ................................................... 1,682 60,804
LyondellBasell Industries NV , Class A ........................................ 701 66,651
Martin Marietta Materials, Inc. ............................................. 144 71,843
Nucor Corp. ........................................................... 268 46,643
Packaging Corp. of America ............................................... 423 68,911
PPG Industries, Inc. ..................................................... 454 67,896
Reliance Steel & Aluminum Co. ............................................ 231 64,606
RPM International, Inc. .................................................. 558 62,290
Steel Dynamics, Inc. ..................................................... 385 45,469
The Mosaic Co. ........................................................ 1,164 41,590
The Sherwin-Williams Co. ................................................ 229 71,425
Vulcan Materials Co. .................................................... 327 74,232
Westlake Corp. ........................................................ 401 56,124
1,643,031
Real Estate (0.4%):
CBRE Group, Inc. , Class A (a) .............................................. 695 64,698
CoStar Group, Inc. (a) .................................................... 736 64,319
129,017
Utilities (7.3%):
Alliant Energy Corp. .................................................... 1,683 86,338
Ameren Corp. ......................................................... 1,085 78,489
American Electric Power Co., Inc. ........................................... 1,065 86,499
American Water Works Co., Inc. ............................................ 612 80,778
Atmos Energy Corp. ..................................................... 759 87,968
CenterPoint Energy, Inc. .................................................. 3,142 89,767

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
CMS Energy Corp. ...................................................... 1,512 $ 87,802
Consolidated Edison, Inc. ................................................. 1,059 96,337
Constellation Energy Corp. ................................................ 628 73,407
Dominion Energy, Inc. ................................................... 1,614 75,858
DTE Energy Co. ....................................................... 867 95,596
Duke Energy Corp. ...................................................... 1,038 100,728
Edison International ..................................................... 1,119 79,997
Entergy Corp. ......................................................... 811 82,065
Essential Utilities, Inc. ................................................... 2,252 84,112
Evergy, Inc. ........................................................... 1,554 81,119
Eversource Energy ...................................................... 1,254 77,397
Exelon Corp. .......................................................... 2,276 81,708
FirstEnergy Corp. ....................................................... 2,362 86,591
NextEra Energy, Inc. .................................................... 1,144 69,487
NiSource, Inc. ......................................................... 3,398 90,217
PG&E Corp. .......................................................... 5,245 94,567
PPL Corp. ............................................................ 3,759 101,869
Public Service Enterprise Group, Inc. ......................................... 1,442 88,178
Sempra .............................................................. 1,270 94,907
The Southern Co. ....................................................... 1,345 94,311
Vistra Corp. ........................................................... 1,646 63,404
WEC Energy Group, Inc. ................................................. 1,046 88,042
Xcel Energy, Inc. ....................................................... 1,524 94,351
2,491,889
Total Common Stocks (Cost $28,999,357) 33,966,254
Investment Companies (0.7%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 5 .22% (b) ............ 250,807 250,807
Total Investment Companies (Cost $250,807) 250,807
Total Investments (Cost $29,250,164) — 100.2% 34,217,061
Liabilities in excess of other assets — (0.2)% (63,229)
NET ASSETS - 100.00% $ 34,153,832
(a) Non-income producing security.
(b) Rate disclosed is the daily yield on December 31, 2023.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 1 3/15/24 $ 241,779 $ 241,000 $ (779)
Total unrealized appreciation $ —
Total unrealized depreciation (779)
Total net unrealized appreciation (depreciation) $ (779)

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
Victory Market Neutral Income Fund
14
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (90.2%)
Australia (2.4%):
Communication Services (0.4%):
Telstra Group Ltd. ...................................................... 4,098,522 $ 11,072,937
Consumer Staples (0.3%):
Coles Group Ltd. ....................................................... 880,519 9,670,441
Energy (0.4%):
Santos Ltd. ........................................................... 1,318,516 6,854,132
Woodside Energy Group Ltd. .............................................. 226,728 4,786,682
11,640,814
Financials (0.6%):
ANZ Group Holdings Ltd. ................................................ 488,431 8,627,726
Westpac Banking Corp. .................................................. 567,126 8,846,640
17,474,366
Materials (0.7%):
BHP Group Ltd. ........................................................ 216,882 7,408,070
Fortescue Ltd. ......................................................... 328,965 6,484,897
Rio Tinto Ltd. ......................................................... 85,221 7,889,553
21,782,520
71,641,078
Austria (0.3%):
Energy (0.2%):
OMV AG ............................................................ 104,798 4,597,154
Utilities (0.1%):
Verbund AG .......................................................... 39,258 3,637,607
8,234,761
Brazil (3.7%):
Communication Services (0.6%):
Telefonica Brasil SA ..................................................... 833,400 9,157,730
TIM SA .............................................................. 2,519,600 9,282,072
18,439,802
Consumer Discretionary (0.3%):
Lojas Renner SA ....................................................... 1,015,600 3,645,486
Vibra Energia SA ....................................................... 1,131,400 5,301,366
8,946,852
Consumer Staples (0.6%):
Ambev SA ............................................................ 4,056,200 11,403,583
JBS SA .............................................................. 1,301,000 6,607,551
18,011,134
Energy (0.3%):
Petroleo Brasileiro SA , Preference Shares ..................................... 1,375,400 10,729,185
10,729,185
Financials (1.1%):
Banco Bradesco SA ..................................................... 2,432,600 7,661,313
Banco do Brasil SA ..................................................... 663,000 7,560,473
BB Seguridade Participacoes SA ............................................ 1,491,500 10,362,434
Caixa Seguridade Participacoes S/A .......................................... 2,489,800 6,618,886
32,203,106
Materials (0.5%):
Suzano SA ............................................................ 622,600 7,092,548
Vale SA .............................................................. 440,400 6,977,798
14,070,346

Victory Portfolios II
Victory Market Neutral Income Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.3%):
Engie Brasil Energia SA .................................................. 1,133,100 $ 10,575,073
112,975,498
Canada (1.7%):
Communication Services (0.6%):
BCE, Inc. ............................................................ 269,849 10,625,725
TELUS Corp. (a) ....................................................... 517,519 9,210,580
19,836,305
Energy (0.5%):
Pembina Pipeline Corp. .................................................. 261,177 8,993,052
Suncor Energy, Inc. ..................................................... 148,539 4,759,212
13,752,264
Financials (0.6%):
Canadian Imperial Bank of Commerce ........................................ 201,602 9,708,059
The Bank of Nova Scotia ................................................. 178,130 8,671,889
18,379,948
51,968,517
Chile (0.6%):
Consumer Staples (0.0%):(b)
Cencosud SA .......................................................... 73,108 137,466
Energy (0.0%):(b)
Empresas Copec SA ..................................................... 38,596 281,026
Financials (0.4%):
Banco de Chile ........................................................ 60,398,965 7,102,083
Banco Santander Chile ................................................... 130,152,754 6,360,720
13,462,803
Utilities (0.2%):
Enel Chile SA ......................................................... 68,640,908 4,448,321
18,329,616
China (4.5%):
Consumer Staples (0.1%):
Tingyi Cayman Islands Holding Corp. ........................................ 3,172,000 3,868,701
Energy (1.0%):
China Petroleum & Chemical Corp. , Class H ................................... 13,696,000 7,177,717
China Shenhua Energy Co. Ltd. , Class H ...................................... 2,874,000 9,856,555
Inner Mongolia Yitai Coal Co. Ltd. , Class B (c) .................................. 1,060,269 1,633,584
PetroChina Co. Ltd. , Class H .............................................. 9,004,000 5,949,984
Yankuang Energy Group Co. Ltd. , Class H ..................................... 2,592,000 4,930,359
29,548,199
Financials (2.7%):
Agricultural Bank of China Ltd. , Class H ...................................... 24,485,000 9,445,130
Bank of China Ltd. , Class H ............................................... 32,731,000 12,437,664
Bank of Communications Co. Ltd. , Class H .................................... 16,979,000 10,599,138
China Cinda Asset Management Co. Ltd. , Class H ............................... 2,372,000 236,987
China CITIC Bank Corp. Ltd. , Class H ....................................... 24,457,000 11,535,026
China Construction Bank Corp. , Class H ...................................... 19,449,000 11,569,694
China Galaxy Securities Co. Ltd. , Class H ..................................... 6,295,500 3,330,611
China Merchants Bank Co. Ltd. , Class H ...................................... 1,188,000 4,132,651
China Merchants Securities Co. Ltd. , Class H (d) ................................. 2,317,600 1,896,999
China Minsheng Banking Corp. Ltd. , Class H ................................... 4,977,000 1,689,673
China Pacific Insurance Group Co. Ltd. , Class H ................................ 1,708,600 3,456,468
Industrial & Commercial Bank of China Ltd. , Class H ............................. 16,775,000 8,175,499
Postal Savings Bank of China Co. Ltd. , Class H (d) ............................... 11,737,000 5,612,012
84,117,552

Victory Portfolios II
Victory Market Neutral Income Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Information Technology (0.1%):
China Railway Signal & Communication Corp. Ltd. , Class H (d) ..................... 6,889,000 $ 2,294,873
Materials (0.4%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 1,993,000 4,602,315
China Hongqiao Group Ltd. ............................................... 3,954,000 3,237,726
China National Building Material Co. Ltd. , Class H .............................. 10,396,000 4,452,083
12,292,124
Real Estate (0.2%):
China Vanke Co. Ltd. , Class H ............................................. 3,758,500 3,478,702
Longfor Group Holdings Ltd. (d) ............................................ 1,254,500 2,013,410
5,492,112
137,613,561
Colombia (0.0%):(b)
Utilities (0.0%):(b)
Interconexion Electrica SA ESP ............................................. 163,088 650,808
Czech Republic (0.3%):
Financials (0.1%):
Komercni Banka AS ..................................................... 109,845 3,559,130
Utilities (0.2%):
CEZ AS ............................................................. 99,275 4,257,811
7,816,941
Denmark (0.1%):
Industrials (0.1%):
AP Moller - Maersk A/S , Class B ........................................... 2,138 3,849,135
Finland (1.0%):
Financials (0.2%):
Nordea Bank Abp ....................................................... 551,134 6,844,407
Industrials (0.2%):
Kone Oyj , Class B ...................................................... 130,934 6,548,586
Materials (0.4%):
Stora Enso Oyj , Class R .................................................. 343,156 4,753,981
UPM-Kymmene Oyj .................................................... 181,524 6,846,292
11,600,273
Utilities (0.2%):
Fortum Oyj ........................................................... 396,356 5,724,254
30,717,520
France (2.0%):
Communication Services (0.3%):
Orange SA ............................................................ 854,164 9,734,152
Consumer Discretionary (0.2%):
Cie Generale des Etablissements Michelin SCA ................................. 200,507 7,202,556
Energy (0.2%):
TotalEnergies SE ....................................................... 91,269 6,205,368
Financials (1.0%):
Amundi SA (d) ......................................................... 89,953 6,134,827
AXA SA ............................................................. 210,330 6,867,708
BNP Paribas SA ........................................................ 73,437 5,099,198
Credit Agricole SA ...................................................... 481,850 6,849,374
Societe Generale SA ..................................................... 160,270 4,263,463
29,214,570

Victory Portfolios II
Victory Market Neutral Income Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Industrials (0.3%):
Bouygues SA .......................................................... 223,483 $ 8,430,710
60,787,356
Germany (1.0%):
Communication Services (0.0%):(b)
Telefonica Deutschland Holding AG (a) ....................................... 71,100 184,686
Consumer Discretionary (0.4%):
Bayerische Motoren Werke AG ............................................. 62,621 6,967,005
Mercedes-Benz Group AG ................................................ 84,566 5,834,088
12,801,093
Health Care (0.1%):
Bayer AG , Registered Shares .............................................. 109,183 4,050,573
Industrials (0.2%):
Deutsche Post AG ...................................................... 131,858 6,525,574
Utilities (0.3%):
E.ON SE ............................................................. 602,723 8,096,532
31,658,458
Hong Kong (1.4%):
Consumer Discretionary (0.0%):(b)
China Education Group Holdings Ltd. ........................................ 731,000 458,741
Financials (0.1%):
BOC Hong Kong Holdings Ltd. ............................................ 685,000 1,860,892
Industrials (0.2%):
CK Hutchison Holdings Ltd. ............................................... 1,264,000 6,791,232
Real Estate (0.6%):
CK Asset Holdings Ltd. .................................................. 1,036,500 5,202,492
Henderson Land Development Co. Ltd. ....................................... 1,969,000 6,063,645
Sun Hung Kai Properties Ltd. .............................................. 50,000 541,089
Swire Pacific Ltd. , Class A ................................................ 650,000 5,505,481
17,312,707
Utilities (0.5%):
CLP Holdings Ltd. ...................................................... 1,072,000 8,857,331
Hong Kong & China Gas Co. Ltd. ........................................... 9,440,000 7,238,716
16,096,047
42,519,619
India (1.2%):
Communication Services (0.1%):
Indus Towers Ltd. (c) .................................................... 829,536 1,982,767
Consumer Discretionary (0.4%):
Bajaj Auto Ltd. ........................................................ 143,444 11,714,297
Consumer Staples (0.1%):
ITC Ltd. ............................................................. 684,582 3,800,176
Energy (0.4%):
Bharat Petroleum Corp. Ltd. ............................................... 1,269,051 6,873,102
Hindustan Petroleum Corp. Ltd. (c) .......................................... 1,064,132 5,101,498
11,974,600
Utilities (0.2%):
NTPC Ltd. ............................................................ 1,434,045 5,357,976

Victory Portfolios II
Victory Market Neutral Income Fund
18
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Power Grid Corp. of India Ltd. ............................................. 734,778 $ 2,093,029
7,451,005
36,922,845
Indonesia (0.6%):
Communication Services (0.3%):
PT Telkom Indonesia Persero Tbk ........................................... 35,035,500 8,989,390
Energy (0.1%):
PT Adaro Energy Indonesia Tbk ............................................ 18,869,100 2,914,686
Industrials (0.2%):
PT Astra International Tbk ................................................ 18,371,300 6,738,022
18,642,098
Ireland (0.2%):
Health Care (0.2%):
Medtronic PLC ........................................................ 86,876 7,156,845
Israel (0.2%):
Financials (0.2%):
Bank Hapoalim BM ..................................................... 619,202 5,581,997
Materials (0.0%):(b)
ICL Group Ltd. ........................................................ 35,951 181,378
5,763,375
Italy (1.9%):
Energy (0.2%):
Eni SpA ............................................................. 388,944 6,596,146
Financials (0.9%):
Assicurazioni Generali SpA ............................................... 371,802 7,854,198
Intesa Sanpaolo SpA ..................................................... 1,946,800 5,696,340
Mediobanca Banca di Credito Finanziario SpA .................................. 524,832 6,502,724
Poste Italiane SpA (d) .................................................... 615,341 6,993,477
27,046,739
Utilities (0.8%):
Enel SpA ............................................................. 1,068,727 7,950,060
Snam SpA ............................................................ 1,483,960 7,633,828
Terna - Rete Elettrica Nazionale ............................................ 971,015 8,099,756
23,683,644
57,326,529
Japan (1.1%):
Communication Services (0.5%):
SoftBank Corp. ........................................................ 1,262,000 15,728,936
Consumer Staples (0.4%):
Japan Tobacco, Inc. ..................................................... 449,000 11,597,168
Materials (0.2%):
Nippon Steel Corp. ...................................................... 222,400 5,081,177
Real Estate (0.0%):(b)
Daiwa House Industry Co. Ltd. ............................................. 11,800 356,769
32,764,050
Malaysia (0.9%):
Financials (0.4%):
Malayan Banking Bhd ................................................... 5,465,700 10,583,566
RHB Bank Bhd ........................................................ 2,306,100 2,737,623
13,321,189

Victory Portfolios II
Victory Market Neutral Income Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Materials (0.1%):
Petronas Chemicals Group Bhd ............................................. 2,737,700 $ 4,269,419
Utilities (0.4%):
Tenaga Nasional Bhd .................................................... 4,906,800 10,731,849
28,322,457
Mexico (1.3%):
Communication Services (0.3%):
America Movil SAB de CV , Class B ......................................... 8,883,862 8,236,070
Consumer Staples (0.3%):
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 3,504,354 7,878,501
Financials (0.4%):
Banco del Bajio SA (d) ................................................... 1,158,967 3,877,331
Grupo Financiero Banorte SAB de CV , Class O ................................. 679,850 6,837,742
10,715,073
Industrials (0.1%):
Grupo Aeroportuario del Centro Norte SAB de CV ............................... 360,403 3,815,882
Materials (0.2%):
Grupo Mexico SAB de CV , Class B .......................................... 1,001,111 5,553,342
Orbia Advance Corp. SAB de CV ........................................... 870,959 1,929,878
7,483,220
38,128,746
Netherlands (1.5%):
Communication Services (0.4%):
Koninklijke KPN NV .................................................... 3,233,921 11,139,775
Financials (0.6%):
ABN AMRO Bank NV (d) ................................................. 291,441 4,382,243
ASR Nederland NV ..................................................... 141,798 6,697,625
NN Group NV ......................................................... 141,125 5,576,632
16,656,500
Industrials (0.2%):
Randstad NV .......................................................... 95,484 5,991,776
Real Estate (0.3%):
NEPI Rockcastle NV .................................................... 1,510,926 10,349,192
44,137,243
Norway (0.7%):
Communication Services (0.2%):
Telenor ASA .......................................................... 629,391 7,226,394
Energy (0.2%):
Aker BP ASA ......................................................... 168,324 4,891,480
Materials (0.3%):
Norsk Hydro ASA ...................................................... 758,117 5,097,923
Yara International ASA ................................................... 150,752 5,357,979
10,455,902
22,573,776
Philippines (0.1%):
Communication Services (0.1%):
PLDT, Inc. ............................................................ 151,400 3,497,306
Poland (0.5%):
Energy (0.2%):
ORLEN SA ........................................................... 464,089 7,731,905

Victory Portfolios II
Victory Market Neutral Income Fund
20
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Financials (0.3%):
Powszechny Zaklad Ubezpieczen SA ......................................... 733,889 $ 8,820,766
16,552,671
Portugal (0.5%):
Energy (0.2%):
Galp Energia SGPS SA ................................................... 372,364 5,478,107
Utilities (0.3%):
EDP - Energias de Portugal SA ............................................. 1,611,418 8,109,179
13,587,286
Russian Federation (0.0%):(b)
Communication Services (0.0%):(b)
Mobile TeleSystems PJSC (c) (e) (f) ........................................... 2,330,210 61,876
Rostelecom PJSC (c) (e) (f) ................................................. 6,752,730 54,174
116,050
Consumer Staples (0.0%):(b)
X5 Retail Group NV , GDR (c) (e) (f) .......................................... 201,753 15,821
Energy (0.0%):(b)
Tatneft PJSC (c) (e) (f) .................................................... 827,565 35,312
Financials (0.0%):(b)
Moscow Exchange MICEX-RTS PJSC (c) (e) (f) .................................. 2,604,790 29,360
Materials (0.0%):(b)
Evraz PLC (c) (e) (f) ...................................................... 753,373 388,842
Magnitogorsk Iron & Steel Works PJSC (c) (e) (f) ................................. 4,673,660 —
MMC Norilsk Nickel PJSC (c) (e) (f) .......................................... 14,877 33,854
Novolipetsk Steel PJSC (c) (e) (f) ............................................. 1,477,080 31,294
Polyus PJSC (c) (e) (f) .................................................... 34,403 43,243
Severstal PAO (c) (e) (f) ................................................... 223,944 —
497,233
Utilities (0.0%):(b)
Inter RAO UES PJSC (c) (e) (f) .............................................. 128,274,200 41,309
RusHydro PJSC (c) (e) (f) .................................................. 694,437,000 54,927
96,236
790,012
Singapore (1.4%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 5,178,200 9,696,191
Consumer Staples (0.3%):
Wilmar International Ltd. ................................................. 3,249,300 8,779,912
Financials (0.4%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 1,129,900 11,120,501
Industrials (0.4%):
Keppel Ltd. ........................................................... 1,045,500 5,595,751
Singapore Airlines Ltd. ................................................... 1,406,800 6,987,082
12,582,833
42,179,437
South Africa (1.8%):
Communication Services (0.2%):
Vodacom Group Ltd. .................................................... 1,078,646 6,260,416
Consumer Discretionary (0.1%):
Woolworths Holdings Ltd. ................................................ 699,131 2,747,896

Victory Portfolios II
Victory Market Neutral Income Fund
21
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Energy (0.2%):
Exxaro Resources Ltd. ................................................... 622,499 $ 6,991,634
Financials (0.7%):
Absa Group Ltd. ....................................................... 703,057 6,277,121
Nedbank Group Ltd. ..................................................... 697,104 8,232,402
Standard Bank Group Ltd. ................................................ 670,989 7,652,957
22,162,480
Materials (0.6%):
African Rainbow Minerals Ltd. ............................................. 326,162 3,565,461
Anglo American Platinum Ltd. ............................................. 35,814 1,880,548
Impala Platinum Holdings Ltd. ............................................. 882,725 4,385,390
Sasol Ltd. ............................................................ 428,136 4,316,393
Sibanye Stillwater Ltd. ................................................... 2,828,975 3,794,443
17,942,235
56,104,661
South Korea (0.4%):
Consumer Discretionary (0.2%):
Kia Corp. ............................................................ 80,626 6,236,044
Consumer Staples (0.0%):(b)
KT&G Corp. .......................................................... 12,506 842,637
Financials (0.2%):
Shinhan Financial Group Co. Ltd. ........................................... 196,308 6,087,200
13,165,881
Spain (0.6%):
Communication Services (0.2%):
Telefonica SA ......................................................... 1,612,689 6,304,562
Industrials (0.2%):
ACS Actividades de Construccion y Servicios SA ................................ 123,432 5,481,475
Utilities (0.2%):
Endesa SA ............................................................ 345,779 7,053,325
18,839,362
Sweden (0.4%):
Financials (0.2%):
Svenska Handelsbanken AB , Class A ......................................... 620,829 6,749,198
Information Technology (0.2%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 921,325 5,800,107
12,549,305
Switzerland (1.2%):
Communication Services (0.3%):
Swisscom AG , Registered Shares ........................................... 16,541 9,958,483
Financials (0.3%):
Swiss Re AG .......................................................... 64,695 7,282,326
Industrials (0.2%):
Kuehne + Nagel International AG , Class R ..................................... 19,507 6,733,808
Materials (0.4%):
Glencore PLC ......................................................... 784,613 4,715,438
Holcim AG ........................................................... 108,659 8,536,770
13,252,208
37,226,825

Victory Portfolios II
Victory Market Neutral Income Fund
22
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Taiwan (5.0%):
Financials (0.1%):
Cathay Financial Holding Co. Ltd. ........................................... 1,658,000 $ 2,470,544
China Development Financial Holding Corp. (c) ................................. 4,692,000 1,917,835
4,388,379
Industrials (0.2%):
Wan Hai Lines Ltd. ..................................................... 3,326,000 5,951,395
Information Technology (3.7%):
ASE Technology Holding Co. Ltd. ........................................... 1,797,000 7,876,295
Chicony Electronics Co. Ltd. .............................................. 1,071,000 6,103,948
Hon Hai Precision Industry Co. Ltd. ......................................... 2,823,000 9,606,235
MediaTek, Inc. ......................................................... 312,000 10,304,056
Micro-Star International Co. Ltd. ............................................ 1,363,000 9,045,625
Nan Ya Printed Circuit Board Corp. .......................................... 597,000 4,882,659
Novatek Microelectronics Corp. ............................................ 519,000 8,730,760
Pegatron Corp. ......................................................... 3,823,000 10,864,789
Powertech Technology, Inc. ................................................ 2,887,000 13,255,237
Realtek Semiconductor Corp. .............................................. 446,000 6,840,603
Synnex Technology International Corp. ....................................... 4,039,000 9,234,937
United Microelectronics Corp. ............................................. 5,193,000 8,849,563
WPG Holdings Ltd. ..................................................... 2,270,000 6,031,845
111,626,552
Materials (1.0%):
Asia Cement Corp. ...................................................... 7,786,000 10,516,558
China Steel Corp. ....................................................... 3,806,000 3,347,585
Formosa Plastics Corp. ................................................... 5,404,000 13,941,957
Nan Ya Plastics Corp. .................................................... 1,444,000 3,127,476
30,933,576
152,899,902
Thailand (1.6%):
Communication Services (0.3%):
Intouch Holdings PCL ................................................... 4,662,200 9,759,289
Energy (0.8%):
PTT Exploration & Production PCL .......................................... 1,483,800 6,464,842
PTT PCL ............................................................. 9,819,600 10,267,919
Thai Oil PCL .......................................................... 4,794,100 7,515,899
24,248,660
Real Estate (0.4%):
Land & Houses PCL ..................................................... 51,162,500 12,208,685
Utilities (0.1%):
Ratch Group PCL (a) ..................................................... 2,499,700 2,305,672
48,522,306
Turkey (0.3%):
Energy (0.1%):
Turkiye Petrol Rafinerileri A/S ............................................. 571,361 2,771,771
Financials (0.2%):
Akbank TAS .......................................................... 2,269,322 2,811,376
Yapi ve Kredi Bankasi AS ................................................. 4,637,819 3,070,700
5,882,076
8,653,847
United Kingdom (3.2%):
Communication Services (0.5%):
BT Group PLC ........................................................ 3,203,063 5,045,730
Vodafone Group PLC .................................................... 5,659,281 4,941,528

Victory Portfolios II
Victory Market Neutral Income Fund
23
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
WPP PLC ............................................................ 576,600 $ 5,506,560
15,493,818
Consumer Staples (0.8%):
British American Tobacco PLC ............................................. 227,109 6,643,747
Imperial Brands PLC .................................................... 360,936 8,309,962
Tesco PLC ............................................................ 2,502,850 9,270,592
24,224,301
Energy (0.2%):
BP PLC .............................................................. 799,355 4,737,723
Financials (0.8%):
Admiral Group PLC ..................................................... 154,893 5,294,543
HSBC Holdings PLC .................................................... 845,396 6,837,909
Lloyds Banking Group PLC ............................................... 11,660,132 7,070,942
NatWest Group PLC ..................................................... 1,807,067 5,032,445
24,235,839
Health Care (0.3%):
GSK PLC ............................................................ 473,239 8,738,667
Materials (0.3%):
Anglo American PLC .................................................... 148,674 3,720,104
Rio Tinto PLC ......................................................... 85,063 6,325,864
10,045,968
Utilities (0.3%):
National Grid PLC ...................................................... 649,242 8,744,467
96,220,783
United States (44.6%):
Communication Services (1.2%):
Cogent Communications Holdings, Inc. ....................................... 93,509 7,112,295
John Wiley & Sons, Inc. , Class A ............................................ 149,494 4,744,940
Omnicom Group, Inc. .................................................... 75,161 6,502,178
Shutterstock, Inc. ....................................................... 112,712 5,441,735
The Interpublic Group of Cos., Inc. .......................................... 165,020 5,386,253
Verizon Communications, Inc. .............................................. 195,905 7,385,618
36,573,019
Consumer Discretionary (5.1%):
Best Buy Co., Inc. ...................................................... 77,403 6,059,107
Bloomin' Brands, Inc. .................................................... 214,094 6,026,746
Carter's, Inc. .......................................................... 98,547 7,380,185
Cracker Barrel Old Country Store, Inc. ........................................ 78,998 6,089,166
Darden Restaurants, Inc. .................................................. 57,967 9,523,978
Ford Motor Co. ........................................................ 348,727 4,250,982
Guess?, Inc. ........................................................... 188,000 4,335,280
Jack in the Box, Inc. ..................................................... 83,748 6,836,349
Kontoor Brands, Inc. .................................................... 99,349 6,201,365
La-Z-Boy, Inc. ......................................................... 190,399 7,029,531
LCI Industries ......................................................... 45,625 5,735,519
Levi Strauss & Co. , Class A ............................................... 402,098 6,650,701
MDC Holdings, Inc. ..................................................... 143,157 7,909,424
Nordstrom, Inc. ........................................................ 221,203 4,081,195
Oxford Industries, Inc. ................................................... 55,105 5,510,500
Papa John's International, Inc. .............................................. 83,930 6,397,984
Patrick Industries, Inc. ................................................... 71,587 7,183,755
Red Rock Resorts, Inc. , Class A ............................................. 160,202 8,543,573
Steven Madden Ltd. ..................................................... 187,736 7,884,912
Strategic Education, Inc. .................................................. 94,112 8,693,125
The Buckle, Inc. ........................................................ 195,175 9,274,716
The Cheesecake Factory, Inc. .............................................. 185,710 6,501,707

Victory Portfolios II
Victory Market Neutral Income Fund
24
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Travel + Leisure Co. ..................................................... 160,272 $ 6,265,033
154,364,833
Consumer Staples (4.8%):
Altria Group, Inc. ....................................................... 215,416 8,689,881
Campbell Soup Co. ..................................................... 188,738 8,159,144
Conagra Brands, Inc. .................................................... 311,148 8,917,502
Fresh Del Monte Produce, Inc. ............................................. 304,473 7,992,416
General Mills, Inc. ...................................................... 122,664 7,990,333
J & J Snack Foods Corp. .................................................. 11,548 1,930,133
Kellanova ............................................................ 170,215 9,516,721
Kimberly-Clark Corp. .................................................... 80,736 9,810,231
Nu Skin Enterprises, Inc. , Class A ........................................... 287,662 5,586,396
Philip Morris International, Inc. ............................................. 99,628 9,373,002
Target Corp. .......................................................... 47,008 6,694,879
The Clorox Co. ........................................................ 42,338 6,036,975
The Coca-Cola Co. ...................................................... 211,291 12,451,379
The Kraft Heinz Co. ..................................................... 293,696 10,860,878
Tyson Foods, Inc. , Class A ................................................ 100,433 5,398,274
Universal Corp. ........................................................ 246,380 16,586,301
Vector Group Ltd. ...................................................... 572,663 6,459,639
Weis Markets, Inc. ...................................................... 53,400 3,415,464
WK Kellogg Co. ....................................................... 39,491 518,912
146,388,460
Energy (4.0%):
Archrock, Inc. ......................................................... 450,958 6,944,753
Chevron Corp. ......................................................... 40,881 6,097,810
Comstock Resources, Inc. (a) ............................................... 315,664 2,793,626
ConocoPhillips Co. ..................................................... 42,570 4,941,100
CONSOL Energy, Inc. ................................................... 48,215 4,847,054
Coterra Energy, Inc. ..................................................... 177,167 4,521,302
Crescent Energy Co. , Class A (a) ............................................ 363,226 4,798,216
CVR Energy, Inc. ....................................................... 149,527 4,530,668
Devon Energy Corp. ..................................................... 83,636 3,788,711
Diamondback Energy, Inc. ................................................ 32,482 5,037,309
EOG Resources, Inc. .................................................... 38,731 4,684,514
Exxon Mobil Corp. ..................................................... 53,539 5,352,829
HF Sinclair Corp. ....................................................... 76,665 4,260,274
Kinder Morgan, Inc. ..................................................... 504,110 8,892,500
Kinetik Holdings, Inc. (a) ................................................. 192,392 6,425,893
Northern Oil and Gas, Inc. ................................................ 121,162 4,491,475
ONEOK, Inc. .......................................................... 94,904 6,664,159
Phillips 66 ............................................................ 45,944 6,116,984
Pioneer Natural Resources Co. ............................................. 22,574 5,076,441
Sitio Royalties Corp. , Class A .............................................. 205,815 4,838,711
The Williams Cos., Inc. .................................................. 218,964 7,626,516
Valero Energy Corp. ..................................................... 34,794 4,523,220
World Kinect Corp. ..................................................... 282,246 6,429,564
123,683,629
Financials (11.1%):
Ally Financial, Inc. ...................................................... 6,624 231,310
Ameris Bancorp ........................................................ 13,000 689,650
Ares Management Corp. , Class A ........................................... 3,659 435,128
Artisan Partners Asset Management, Inc. , Class A ................................ 183,268 8,096,780
Associated Banc-Corp. ................................................... 335,210 7,170,142
Atlantic Union Bankshares Corp. ............................................ 176,821 6,461,039
B Riley Financial, Inc. (a) ................................................. 57,474 1,206,379
Bank of America Corp. ................................................... 206,593 6,955,986
Bank of Hawaii Corp. .................................................... 70,271 5,091,837
Banner Corp. .......................................................... 114,100 6,111,196
Blackstone, Inc. ........................................................ 42,416 5,553,103
Bread Financial Holdings, Inc. ............................................. 106,286 3,501,061

Victory Portfolios II
Victory Market Neutral Income Fund
25
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Cathay General Bancorp .................................................. 22,400 $ 998,368
Citigroup, Inc. ......................................................... 142,170 7,313,225
Citizens Financial Group, Inc. .............................................. 138,549 4,591,514
CME Group, Inc. ....................................................... 40,050 8,434,530
Columbia Banking System, Inc. ............................................ 206,657 5,513,609
Corebridge Financial, Inc. ................................................. 244,422 5,294,181
CVB Financial Corp. .................................................... 260,949 5,268,560
Fidelity National Financial, Inc. ............................................ 154,813 7,898,559
Fifth Third Bancorp ..................................................... 154,560 5,330,774
First Financial Bancorp ................................................... 347,389 8,250,489
First Hawaiian, Inc. ..................................................... 297,225 6,794,564
First Interstate BancSystem, Inc. , Class A ...................................... 218,982 6,733,697
First Merchants Corp. .................................................... 92,100 3,415,068
Franklin Resources, Inc. .................................................. 212,018 6,316,016
Fulton Financial Corp. ................................................... 454,467 7,480,527
Hancock Whitney Corp. .................................................. 5,700 276,963
Hope Bancorp, Inc. ..................................................... 621,500 7,507,720
Huntington Bancshares, Inc. ............................................... 373,670 4,753,082
Independent Bank Corp. .................................................. 106,047 6,978,953
Jackson Financial, Inc. , Class A ............................................. 117,562 6,019,174
KeyCorp. ............................................................ 237,879 3,425,458
M&T Bank Corp. ....................................................... 36,748 5,037,416
MetLife, Inc. .......................................................... 84,231 5,570,196
Moelis & Co. , Class A ................................................... 128,961 7,238,581
Morgan Stanley ........................................................ 74,377 6,935,655
Northern Trust Corp. .................................................... 60,140 5,074,613
Northwest Bancshares, Inc. ................................................ 747,493 9,328,713
Pacific Premier Bancorp, Inc. .............................................. 215,362 6,269,188
Park National Corp. ..................................................... 21,100 2,803,346
Principal Financial Group, Inc. ............................................. 73,113 5,751,800
Provident Financial Services, Inc. ........................................... 414,949 7,481,530
Prudential Financial, Inc. ................................................. 61,837 6,413,115
Regions Financial Corp. .................................................. 256,276 4,966,629
Sandy Spring Bancorp, Inc. ................................................ 170,080 4,632,979
Simmons First National Corp. , Class A ....................................... 291,100 5,775,424
State Street Corp. ....................................................... 68,192 5,282,152
T. Rowe Price Group, Inc. ................................................. 44,453 4,787,144
The Bank of New York Mellon Corp. ......................................... 133,963 6,972,774
The Carlyle Group, Inc. .................................................. 131,313 5,343,126
The Goldman Sachs Group, Inc. ............................................ 19,771 7,627,059
The PNC Financial Services Group, Inc. ...................................... 41,201 6,379,975
Towne Bank .......................................................... 98,800 2,940,288
TPG, Inc. ............................................................ 196,076 8,464,601
Truist Financial Corp. .................................................... 114,771 4,237,345
Trustmark Corp. ........................................................ 128,200 3,574,216
U.S. Bancorp .......................................................... 106,825 4,623,386
United Bankshares, Inc. .................................................. 20,800 781,040
UWM Holdings Corp. (a) ................................................. 693,862 4,961,113
Virtu Financial, Inc. , Class A ............................................... 363,644 7,367,427
Wells Fargo & Co. ...................................................... 130,534 6,424,884
WesBanco, Inc. ........................................................ 222,810 6,989,550
340,133,907
Health Care (2.1%):
AbbVie, Inc. .......................................................... 51,640 8,002,651
Amgen, Inc. ........................................................... 30,278 8,720,670
Bristol-Myers Squibb Co. ................................................. 142,279 7,300,335
CVS Health Corp. ...................................................... 96,537 7,622,562
Gilead Sciences, Inc. .................................................... 101,798 8,246,656
Patterson Cos., Inc. ..................................................... 225,656 6,419,913
Pfizer, Inc. ............................................................ 209,762 6,039,048
Premier, Inc. , Class A .................................................... 299,290 6,692,124

Victory Portfolios II
Victory Market Neutral Income Fund
26
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Viatris, Inc. ........................................................... 580,781 $ 6,289,858
65,333,817
Industrials (3.0%):
CSG Systems International, Inc. ............................................ 2,542 135,260
FTAI Aviation Ltd. ...................................................... 154,748 7,180,307
GATX Corp. .......................................................... 1,322 158,931
H&E Equipment Services, Inc. ............................................. 107,182 5,607,762
HNI Corp. ............................................................ 178,004 7,445,907
Insperity, Inc. .......................................................... 60,050 7,039,061
Kennametal, Inc. ....................................................... 233,049 6,010,334
Kforce, Inc. ........................................................... 114,925 7,764,333
ManpowerGroup, Inc. ................................................... 96,032 7,631,663
MillerKnoll, Inc. ....................................................... 249,192 6,648,443
MSC Industrial Direct Co., Inc. ............................................. 99,901 10,115,975
Stanley Black & Decker, Inc. .............................................. 48,869 4,794,049
The Greenbrier Cos., Inc. ................................................. 84,900 3,750,882
Trinity Industries, Inc. ................................................... 230,821 6,137,530
TTEC Holdings, Inc. .................................................... 168,412 3,649,488
United Parcel Service, Inc. , Class B .......................................... 38,798 6,100,210
90,170,135
Information Technology (1.4%):
Avnet, Inc. ............................................................ 163,100 8,220,240
Corning, Inc. .......................................................... 200,689 6,110,980
HP, Inc. .............................................................. 193,430 5,820,309
International Business Machines Corp. ........................................ 61,173 10,004,844
Juniper Networks, Inc. ................................................... 222,026 6,545,326
Texas Instruments, Inc. ................................................... 36,617 6,241,734
42,943,433
Materials (2.3%):
Avient Corp. .......................................................... 149,628 6,220,036
Cabot Corp. ........................................................... 93,100 7,773,850
Dow, Inc. ............................................................ 123,675 6,782,337
Eastman Chemical Co. ................................................... 62,509 5,614,558
Greif, Inc. , Class A ...................................................... 104,040 6,823,984
International Paper Co. ................................................... 159,520 5,766,648
Kaiser Aluminum Corp. .................................................. 41,500 2,954,385
LyondellBasell Industries NV , Class A ........................................ 65,942 6,269,765
NewMarket Corp. ...................................................... 2,770 1,511,949
Packaging Corp. of America ............................................... 40,124 6,536,601
Sensient Technologies Corp. ............................................... 133,373 8,802,618
Sylvamo Corp. ......................................................... 132,600 6,511,986
71,568,717
Real Estate (0.2%):
Kennedy-Wilson Holdings, Inc. ............................................. 387,237 4,793,994
Utilities (9.4%):
ALLETE, Inc. ......................................................... 177,495 10,855,594
Alliant Energy Corp. .................................................... 158,164 8,113,813
American Electric Power Co., Inc. ........................................... 100,071 8,127,767
Avista Corp. .......................................................... 279,348 9,983,898
Brookfield Renewable Corp. , Class A ......................................... 188,060 5,413,698
California Water Service Group ............................................. 171,000 8,869,770
Clearway Energy, Inc. , Class C ............................................. 355,574 9,753,395
CMS Energy Corp. ...................................................... 142,149 8,254,592
Consolidated Edison, Inc. ................................................. 99,429 9,045,056
Dominion Energy, Inc. ................................................... 151,749 7,132,203
DTE Energy Co. ....................................................... 81,370 8,971,856
Duke Energy Corp. ...................................................... 97,383 9,450,046
Edison International ..................................................... 105,114 7,514,600
Entergy Corp. ......................................................... 76,261 7,716,851
Evergy, Inc. ........................................................... 146,181 7,630,648

Victory Portfolios II
Victory Market Neutral Income Fund
27
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 4,339,844
Inter RAO UES PJSC .........................................
3/19/2021
7,868,060
Magnitogorsk Iron & Steel Works PJSC ............................
9/17/2021
4,370,482
MMC Norilsk Nickel PJSC .....................................
9/19/2014
4,446,120
Mobile TeleSystems PJSC .....................................
5/15/2020
9,690,609
Moscow Exchange MICEX-RTS PJSC ............................
9/17/2021
5,924,069
Novolipetsk Steel PJSC .......................................
9/17/2021
4,421,417
Polyus PJSC ...............................................
9/17/2021
6,022,105
Rostelecom PJSC ............................................
9/18/2020
8,205,300
RusHydro PJSC .............................................
9/18/2020
7,349,118
Severstal PAO ..............................................
3/17/2017
4,076,024
Tatneft PJSC ...............................................
9/15/2017
5,787,174
X5 Retail Group NV , GDR .....................................
9/18/2020
5,468,213
Security Description Shares Value
Eversource Energy ...................................................... 117,821 $ 7,271,912
Exelon Corp. .......................................................... 213,597 7,668,132
FirstEnergy Corp. ....................................................... 221,940 8,136,320
MGE Energy, Inc. ...................................................... 131,955 9,541,666
NiSource, Inc. ......................................................... 319,341 8,478,504
Northwest Natural Holding Co. ............................................. 249,079 9,699,136
Northwestern Energy Group, Inc. ........................................... 214,749 10,928,577
ONE Gas, Inc. ......................................................... 126,845 8,082,563
Otter Tail Corp. ........................................................ 81,571 6,931,088
Portland General Electric Co. .............................................. 221,315 9,591,792
PPL Corp. ............................................................ 352,811 9,561,178
Public Service Enterprise Group, Inc. ......................................... 133,837 8,184,133
Sempra .............................................................. 119,258 8,912,150
SJW Group ........................................................... 144,253 9,426,934
Spire, Inc. ............................................................ 169,574 10,571,243
The Southern Co. ....................................................... 126,208 8,849,705
WEC Energy Group, Inc. ................................................. 98,293 8,273,322
Xcel Energy, Inc. ....................................................... 143,171 8,863,717
285,805,859
1,361,759,803
Total Common Stocks (Cost $2,565,409,428) 2,753,050,219
Collateral for Securities Loaned (0.6%)^
United States (0.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (g) ........ 4,725,178 4,725,178
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (g) ............ 4,725,178 4,725,178
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (g) ............... 4,741,487 4,741,487
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (g) . 4,708,870 4,708,870
Total Collateral for Securities Loaned (Cost $18,900,713) 18,900,713
Total Investments (Cost $2,584,310,141) — 90.8% 2,771,950,932
Other assets in excess of liabilities — 9.2% 279,633,550
NET ASSETS - 100.00% $ 3,051,584,482
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Non-income producing security.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$33,205,172 and amounted to 1.1% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2023.
This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31, 2023.
(g) Rate disclosed is the daily yield on December 31, 2023.

Victory Portfolios II
Victory Market Neutral Income Fund
28
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 6,155 3/15/24 $ 2,009,248,263 $ 2,095,592,850 $ 86,344,587
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 5,646 3/15/24 $ 611,698,864 $ 635,852,520 $ (24,153,656)
E-Mini MSCI Emerging Markets Index
Futures .......................... 12,042 3/15/24 595,107,289 622,390,770 (27,283,481)
E-Mini Russell 2000 Index Futures ...... 5,990 3/15/24 569,856,478 613,286,150 (43,429,672)
E-Mini S&P 500 Futures .............. 12,260 3/15/24 2,859,918,899 2,954,660,000 (94,741,101)
$ (189,607,910)
Total unrealized appreciation $ 86,344,587
Total unrealized depreciation (189,607,910)
Total net unrealized appreciation (depreciation) $ (103,263,323)

Statements of Assets and Liabilities
December 31, 2023
29
See notes to financial statements.
Victory Portfolios II
(Unaudited)
Victory US 500
Enhanced Volatility
Wtd Index Fund
Victory Market
Neutral Income
Fund
Assets:
Investments, at value (Cost $29,250,164 and $2,584,310,141) $ 34,217,061 $ 2,771,950,932 (a)
Foreign currency, at value (Cost $— and $1,137,588) — 1,137,999
Cash — 46,396,018
Deposit with broker for futures contracts 43,902 235,180,996
Receivables:
Interest and dividends 51,878 5,926,788
Capital shares issued — 6,776,302
Investments sold — 305,613
From Adviser 25,886 815,401
Reclaims 69 1,674,019
Variation margin on open futures contracts — 16,947,574
Prepaid expenses 16,344 47,771
Total Assets 34,355,140 3,087,159,413
Liabilities:
Payables:
Collateral received on loaned securities — 18,900,713
Capital shares redeemed 148,743 3,876,074
Variation margin on open futures contracts 612 9,165,030
Accrued foreign capital gains taxes — 1,769,151
Accrued expenses and other payables:
Investment advisory fees 20,305 897,079
Administration fees 1,488 132,050
Custodian fees 1,107 125,775
Transfer agent fees 1,616 164,428
Sub-Transfer agent fees 12,246 408,501
Compliance fees 28 2,308
Trustees' fees 65 4,747
12b-1 fees 1,831 4,636
Other accrued expenses 13,267 124,439
Total Liabilities 201,308 35,574,931
Commitments and contingencies (Note 5 )
Net Assets:
Capital 35,667,409 3,514,800,238
Total accumulated earnings/(loss) (1,513,577) (463,215,756)
Net Assets $ 34,153,832 $ 3,051,584,482
Net Assets
Class A $ 20,655,904 $ 87,958,217
Class C 8,146,419 11,811,767
Class I 5,351,509 2,937,270,085
Member Class — 14,544,413
Total $ 34,153,832 $ 3,051,584,482
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 2,153,123 10,124,057
Class C 910,361 1,379,801
Class I 557,104 335,374,630
Member Class — 1,673,236
Total 3,620,588 348,551,724
Net asset value, offering and redemption price per share:
Class A $ 9 .59 $ 8 .69
Class C(b) 8 .95 8 .56
Class I 9 .61 8 .76
Member Class — 8 .69
Maximum Sales Charge — Class A 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .18 $ 9 .22
(a) Includes $13,499,836 of securities on loan.
(b) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended December 31, 2023
30
See notes to financial statements.
Victory Portfolios II
(Unaudited)
Victory US 500
Enhanced Volatility
Wtd Index Fund
Victory Market
Neutral Income
Fund
Investment Income:
Dividends $ 427,044 $ 62,702,043
Interest 2,117 7,676,448
Securities lending (net of fees) 386 117,892
Foreign tax withholding — (4,599,903)
Total Income 429,547 65,896,480
Expenses:
Investment advisory fees 130,469 5,080,191
Administration fees 10,323 804,485
Sub-Administration fees 9,771 10,523
12b-1 fees — Class A 27,245 115,096
12b-1 fees — Class C 47,148 64,599
Custodian fees 1,812 390,229
Transfer agent fees — Class A 2,121 4,447
Transfer agent fees — Class C 558 214
Transfer agent fees — Class I 639 238,928
Transfer agent fees — Member Class — 9,641
Sub-Transfer agent fees — Class A 12,380 12,878
Sub-Transfer agent fees — Class C 4,012 7,507
Sub-Transfer agent fees — Class I 5,090 1,297,752
Trustees' fees 2,367 97,068
Compliance fees 177 13,227
Legal and audit fees 5,464 93,846
State registration and filing fees 22,175 118,966
Interfund lending — 7,300
Other expenses 8,619 150,529
Recoupment of prior expenses waived/reimbursed by Adviser — 85
Total Expenses 290,370 8,517,511
Expenses waived/reimbursed by Adviser (78,851) (2,476,142)
Net Expenses 211,519 6,041,369
Net Investment Income (Loss) 218,028 59,855,111
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (1,294,579) 19,925,852
Foreign taxes on realized gains — (311,209)
Net realized gains (losses) from futures contracts 10,416 6,993,414
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 610,521 168,038,399
Net change in unrealized appreciation/depreciation on futures contracts (7,736) (85,995,877)
Net change in accrued foreign taxes on unrealized gains — (586,927)
Net realized/unrealized gains (losses) on investments (681,378) 108,063,652
Change in net assets resulting from operations $ (463,350) $ 167,918,763

31
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
Victory US 500 Enhanced Volatility
Wtd Index Fund Victory Market Neutral Income Fund
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 218,028 $ 566,798 $ 59,855,111 $ 162,693,818
Net realized gains (losses) (1,284,163) (3,499,950) 26,608,057 (375,995,956)
Net change in unrealized appreciation/depreciation 602,785 2,788,910 81,455,595 220,154,566
Change in net assets resulting from operations (463,350) (144,242) 167,918,763 6,852,428
Distributions to Shareholders:
Class A (96,963) (6,956,793) (1,810,599) (13,710,723)
Class C (14,156) (4,065,874) (213,125) (1,853,227)
Class I (34,139) (2,646,462) (58,857,796) (410,481,501)
Member Class — — (295,844) (1,652,693)
Change in net assets resulting from distributions to shareholders (145,258) (13,669,129) (61,177,364) (427,698,144)
Change in net assets resulting from capital transactions (5,809,237) 224,126 68,273,002 (1,659,421,176)
Change in net assets (6,417,845) (13,589,245) 175,014,401 (2,080,266,892)
Net Assets:
Beginning of period 40,571,677 54,160,922 2,876,570,081 4,956,836,973
End of period $ 34,153,832 $ 40,571,677 $ 3,051,584,482 $ 2,876,570,081

32
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory US 500 Enhanced Volatility
Wtd Index Fund Victory Market Neutral Income Fund
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Capital Transactions:
Class A
Proceeds from shares issued $ 1,264,683 $ 2,464,259 $ 13,276,478 $ 62,987,365
Distributions reinvested 94,556 6,757,772 1,776,478 13,520,880
Cost of shares redeemed (3,125,709) (5,025,449) (27,300,975) (116,168,631)
Total Class A $ (1,766,470) $ 4,196,582 $ (12,248,019) $ (39,660,386)
Class C
Proceeds from shares issued $ 125,975 $ 228,683 $ 707,623 $ 5,622,671
Distributions reinvested 14,087 4,044,083 210,883 1,823,215
Cost of shares redeemed (2,796,110) (6,290,299) (4,032,335) (6,410,937)
Total Class C $ (2,656,048) $ (2,017,533) $ (3,113,829) $ 1,034,949
Class I
Proceeds from shares issued $ 59,202 $ 211,251 $ 720,325,496 $ 1,938,576,092
Distributions reinvested 34,008 2,612,050 53,602,295 381,387,646
Cost of shares redeemed (1,479,929) (4,778,224) (689,929,243) (3,942,679,807)
Total Class I $ (1,386,719) $ (1,954,923) $ 83,998,548 $ (1,622,716,069)
Member Class
Proceeds from shares issued $ — $ — $ 880,949 $ 4,183,963
Distributions reinvested — — 295,844 1,652,693
Cost of shares redeemed — — (1,540,491) (3,916,326)
Total Member Class $ — $ — $ (363,698) $ 1,920,330
Change in net assets resulting from capital transactions $ (5,809,237) $ 224,126 $ 68,273,002 $ (1,659,421,176)
Share Transactions:
Class A
Issued 133,743 213,758 1,558,583 7,204,386
Reinvested 9,897 647,293 209,209 1,604,814
Redeemed (333,272) (442,647) (3,207,932) (13,366,593)
Total Class A (189,632) 418,404 (1,440,140) (4,557,393)
Class C
Issued 14,082 19,832 83,908 631,588
Reinvested 1,576 415,155 25,225 220,691
Redeemed (317,523) (573,725) (482,417) (753,112)
Total Class C (301,865) (138,738) (373,284) 99,167
Class I
Issued 6,172 20,474 83,600,160 218,354,542
Reinvested 3,557 249,545 6,258,270 44,830,914
Redeemed (156,283) (420,028) (80,424,663) (447,180,482)
Total Class I (146,554) (150,009) 9,433,767 (183,995,026)
Member Class
Issued — — 102,457 469,592
Reinvested — — 34,807 196,577
Redeemed — — (180,913) (443,553)
Total Member Class — — (43,649) 222,616
Change in Shares (638,051) 129,657 7,576,694 (188,230,636)

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
33
See notes to financial statements.
Victory US 500 Enhanced Volatility Wtd Index Fund
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $9.71 $13.33 $16.62 $13.42 $14.26 $16.50
Investment Activities:
Net investment income (loss)(a) 0.06 0.16 0.08 0.07 0.08 0.13
Net realized and unrealized gains (losses) (0.14) (0.05) (1.31) 4.77 0.88 (0.36)
Total from Investment Activities (0.08) 0.11 (1.23) 4.84 0.96 (0.23)
Distributions to Shareholders from:
Net investment income (0.04) (0.14) (0.08) (0.05) (0.07) (0.12)
Net realized gains — (3.59) (1.98) (1.59) (1.73) (1.89)
Total Distributions (0.04) (3.73) (2.06) (1.64) (1.80) (2.01)
Net Asset Value, End of Period $9.59 $9.71 $13.33 $16.62 $13.42 $14.26
Total Return (excludes sales charge)(b)(c) (0.79)% (0.84)% (9.25)% 38.05% 6.71% (0.01)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.99% 0.99% 0.99% 0.99% 0.99% 0.99%
Net Investment Income (Loss)(d) 1.33% 1.37% 0.52% 0.47% 0.56% 0.84%
Gross Expenses(d)(e) 1.37% 1.30% 1.25% 1.24% 1.28% 1.25%
Supplemental Data:
Net Assets at end of period (000's) $20,656 $22,745 $25,643 $31,504 $26,394 $33,406
Portfolio Turnover(b)(f) 120% 266%(g) 101% 68% 54% 120%(h)
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Portfolio turnover increased significantly due to the long/cash strategy.
(h) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory US 500 Enhanced Volatility Wtd Index Fund
Class C
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $9.06 $12.68 $15.95 $12.99 $13.90 $16.16
Investment Activities:
Net investment income (loss)(a) 0.03 0.06 (0.03) (0.04) (0.03) 0.02
Net realized and unrealized gains (losses) (0.13) (0.03) (1.25) 4.59 0.87 (0.35)
Total from Investment Activities (0.10) 0.03 (1.28) 4.55 0.84 (0.33)
Distributions to Shareholders from:
Net investment income (0.01) (0.06) (0.01) —(b) (0.02) (0.04)
Net realized gains — (3.59) (1.98) (1.59) (1.73) (1.89)
Total Distributions (0.01) (3.65) (1.99) (1.59) (1.75) (1.93)
Net Asset Value, End of Period $8.95 $9.06 $12.68 $15.95 $12.99 $13.90
Total Return (excludes contingent deferred sales
charge)(c)(d) (1.07)% (1.56)% (9.97)% 36.98% 5.96% (0.73)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.74% 1.74% 1.74% 1.74% 1.74% 1.74%
Net Investment Income (Loss)(e) 0.56% 0.60% (0.22)% (0.29)% (0.19)% 0.10%
Gross Expenses(e)(f) 2.18% 2.11% 2.03% 1.99% 2.03% 2.00%
Supplemental Data:
Net Assets at end of period (000's) $8,146 $10,986 $17,132 $24,465 $26,240 $35,649
Portfolio Turnover(c)(g) 120% 266%(h) 101% 68% 54% 120%(i)
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Portfolio turnover increased significantly due to the long/cash strategy.
(i) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.

35
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory US 500 Enhanced Volatility Wtd Index Fund
Class I
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $9.72 $13.34 $16.64 $13.43 $14.26 $16.50
Investment Activities:
Net investment income (loss)(a) 0.07 0.19 0.12 0.11 0.12 0.17
Net realized and unrealized gains (losses) (0.12) (0.06) (1.31) 4.77 0.88 (0.36)
Total from Investment Activities (0.05) 0.13 (1.19) 4.88 1.00 (0.19)
Distributions to Shareholders from:
Net investment income (0.06) (0.16) (0.13) (0.08) (0.10) (0.16)
Net realized gains — (3.59) (1.98) (1.59) (1.73) (1.89)
Total Distributions (0.06) (3.75) (2.11) (1.67) (1.83) (2.05)
Net Asset Value, End of Period $9.61 $9.72 $13.34 $16.64 $13.43 $14.26
Total Return(b)(c) (0.56)% (0.60)% (9.03)% 38.43% 6.97% 0.24%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.74% 0.74% 0.74% 0.74% 0.74% 0.74%
Net Investment Income (Loss)(d) 1.57% 1.60% 0.78% 0.71% 0.86% 1.10%
Gross Expenses(d)(e) 1.31% 1.14% 1.02% 0.98% 1.02% 1.00%
Supplemental Data:
Net Assets at end of period (000's) $5,352 $6,841 $11,386 $14,789 $14,179 $26,501
Portfolio Turnover(b)(f) 120% 266%(g) 101% 68% 54% 120%(h)
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Portfolio turnover increased significantly due to the long/cash strategy.
(h) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Market Neutral Income Fund
Class A
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $8.37 $9.30 $9.51 $9.77 $9.51 $9.61
Investment Activities:
Net investment income (loss)(a) 0.16 0.35 0.38 0.29 0.27 0.32
Net realized and unrealized gains (losses) 0.33 (0.26) (0.29) (0.06) 0.23 (0.13)
Total from Investment Activities 0.49 0.09 0.09 0.23 0.50 0.19
Distributions to Shareholders from:
Net investment income (0.17) (0.36) (0.30) (0.24) (0.24) (0.27)
Net realized gains — (0.66) — (0.25) — (0.02)
Total Distributions (0.17) (1.02) (0.30) (0.49) (0.24) (0.29)
Net Asset Value, End of Period $8.69 $8.37 $9.30 $9.51 $9.77 $9.51
Total Return (excludes sales charge)(b)(c) 5.89% 1.34% 0.90% 2.33% 5.31% 1.99%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.75% 0.75% 0.78%(f) 0.79%(f) 0.75% 0.75%
Net Investment Income (Loss)(d) 3.82% 4.00% 3.94% 3.03% 2.78% 3.36%
Gross Expenses(d)(e) 0.77% 0.80% 0.83% 0.95% 1.17% 1.03%
Supplemental Data:
Net Assets at end of period (000's) $87,958 $96,836 $150,010 $50,735 $12,870 $32,627
Portfolio Turnover(b)(g) 44% 87% 61% 89% 119%(h) 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

37
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Market Neutral Income Fund
Class C
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $8.25 $9.19 $9.40 $9.69 $9.43 $9.54
Investment Activities:
Net investment income (loss)(a) 0.13 0.28 0.34 0.22 0.21 0.25
Net realized and unrealized gains (losses) 0.32 (0.26) (0.31) (0.08) 0.22 (0.14)
Total from Investment Activities 0.45 0.02 0.03 0.14 0.43 0.11
Distributions to Shareholders from:
Net investment income (0.14) (0.30) (0.24) (0.18) (0.17) (0.20)
Net realized gains — (0.66) — (0.25) — (0.02)
Total Distributions (0.14) (0.96) (0.24) (0.43) (0.17) (0.22)
Net Asset Value, End of Period $8.56 $8.25 $9.19 $9.40 $9.69 $9.43
Total Return (excludes contingent deferred sales
charge)(b)(c) 5.45% 0.53% 0.31% 1.40% 4.59% 1.19%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.50% 1.50% 1.53%(f) 1.54%(f) 1.50% 1.50%
Net Investment Income (Loss)(d) 3.09% 3.28% 3.59% 2.28% 2.20% 2.57%
Gross Expenses(d)(e) 1.68% 1.62% 1.93% 2.29% 2.62% 2.56%
Supplemental Data:
Net Assets at end of period (000's) $11,812 $14,468 $15,197 $1,976 $626 $441
Portfolio Turnover(b)(g) 44% 87% 61% 89% 119%(h) 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory Market Neutral Income Fund
Class I
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $8.44 $9.37 $9.57 $9.83 $9.55 $9.65
Investment Activities:
Net investment income (loss)(a) 0.18 0.38 0.42 0.33 0.31 0.38
Net realized and unrealized gains (losses) 0.32 (0.26) (0.29) (0.08) 0.23 (0.16)
Total from Investment Activities 0.50 0.12 0.13 0.25 0.54 0.22
Distributions to Shareholders from:
Net investment income (0.18) (0.39) (0.33) (0.26) (0.26) (0.30)
Net realized gains — (0.66) — (0.25) — (0.02)
Total Distributions (0.18) (1.05) (0.33) (0.51) (0.26) (0.32)
Net Asset Value, End of Period $8.76 $8.44 $9.37 $9.57 $9.83 $9.55
Total Return(b)(c) 6.03% 1.68% 1.32% 2.62% 5.79% 2.25%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.40% 0.40% 0.43%(f) 0.44%(f) 0.40% 0.40%
Net Investment Income (Loss)(d) 4.15% 4.31% 4.40% 3.37% 3.23% 3.91%
Gross Expenses(d)(e) 0.58% 0.59% 0.62% 0.75% 0.89% 1.05%
Supplemental Data:
Net Assets at end of period (000's) $2,937,270 $2,750,882 $4,777,720 $1,007,909 $174,719 $54,920
Portfolio Turnover(b)(g) 44% 87% 61% 89% 119%(h) 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

39
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Market Neutral Income Fund
Member Class
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $8.38 $9.31 $9.51 $9.62
Investment Activities:
Net investment income (loss)(b) 0.17 0.38 0.41 0.25
Net realized and unrealized gains (losses) 0.32 (0.27) (0.29) 0.04
Total from Investment Activities 0.49 0.11 0.12 0.29
Distributions to Shareholders from:
Net investment income (0.18) (0.38) (0.32) (0.15)
Net realized gains — (0.66) — (0.25)
Total Distributions (0.18) (1.04) (0.32) (0.40)
Net Asset Value, End of Period $8.69 $8.38 $9.31 $9.51
Total Return(c)(d) 5.87% 1.55% 1.20% 3.05%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.55% 0.55% 0.58%(g) 0.60%
Net Investment Income (Loss)(e) 4.00% 4.32% 4.34% 3.94%
Gross Expenses(e)(f) 0.71% 0.80% 1.08% 5.38%
Supplemental Data:
Net Assets at end of period (000's) $14,544 $14,384 $13,910 $2,518
Portfolio Turnover(c)(h) 44% 87% 61% 89%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2023
Victory Portfolios II
40
(Unaudited)
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following two Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, and American Depositary Receipts, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory US 500 Enhanced Volatility Wtd Index Fund US 500 Enhanced Volatility Wtd Index Fund A, C, and I
Victory Market Neutral Income Fund Market Neutral Income Fund A, C, I, and Member Class

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
41
(Unaudited)
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
l
As of December 31, 2023, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of December 31, 2023, the Funds had no open forward foreign exchange currency contracts.
Level 1 Level 2 Level 3 Total
US 500 Enhanced Volatility Wtd Index Fund
Common Stocks ............................ $ 33,966,254 $ — $ — $ 33,966,254
Investment Companies ....................... 250,807 — — 250,807
Total .................................... $ 34,217,061 $ — $ — $ 34,217,061
Other Financial Investments:*
Liabilities:
Futures Contracts ........................... (779) — — (779)
Total .................................... $ (779) $ — $ — $ (779)
Market Neutral Income Fund
Common Stocks ............................ 1,459,013,911 1,293,246,296 790,012 2,753,050,219
Collateral for Securities Loaned ................ 18,900,713 — — 18,900,713
Total .................................... $ 1,477,914,624 $ 1,293,246,296 $ 790,012 $ 2,771,950,932
Other Financial Investments:*
Assets:
Futures Contracts ........................... 86,344,587 — — 86,344,587
Liabilities:
Futures Contracts ........................... (189,607,910) — — (189,607,910)
Total .................................... $ (103,263,323) $ — $ — $ (103,263,323)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
42
(Unaudited)
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended December 31, 2023, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2023:
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 86,344,587 (189,608,689)
US 500 Enhanced Volatility Wtd Index Fund .................................................. $ – $ 779
Market Neutral Income Fund ............................................................. 86,344,587 189,607,910
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 7003830.00 (86003613.00)
US 500 Enhanced Volatility Wtd Index Fund .............................................. $ 10,416 $ (7,736)
Market Neutral Income Fund ......................................................... 6,993,414 (85,995,877)

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
43
(Unaudited)
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2023.
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Market Neutral Income Fund ........................................ $ 13,499,836 $ — $ 18,900,713

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
44
(Unaudited)
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31,
2023, were as follows:
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended December 31, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Sub-
Administration fees.
Excluding U.S. Government Securities
Purchases Sales
US 500 Enhanced Volatility Wtd Index Fund ............................................... $ 59,000,694 $ 34,689,537
Market Neutral Income Fund .......................................................... 1,114,548,792 1,158,952,009
Market Neutral Income Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Rate
US 500 Enhanced Volatility Wtd Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.70%
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
45
(Unaudited)
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios III (collectively, the “Victory
Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended
December 31, 2023, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The Plans are characterized as reimbursement plans since the distribution fees will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. If the aggregate payments received by the Distributor for a particular class of shares of the Funds in any fiscal year exceed the expenditures made by the Distributor in that year pursuant to the Plans, the Distributor will reimburse the Funds for the amount of the excess.  For the six months ended December 31, 2023, the Distributor did not reimburse the Funds.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A and Class C. Amounts incurred for the six-months ended December 31, 2023, are reflected on the Statements of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended December 31,
2023, the Distributor received the following from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2023, the expense limits
(excluding voluntary waivers) are as follows:
Class A Class C
US 500 Enhanced Volatility Wtd Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
Amount
US 500 Enhanced Volatility Wtd Index Fund ................................................................. $ 50
Market Neutral Income Fund ............................................................................ 5,588

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
46
(Unaudited)
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2023.
For the year ended December 31, 2023, the following recoupment amounts were paid to the Adviser.
As of December 31, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2023.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
In effect until October 31, 2024
Class A Class C Class I Member Class
US 500 Enhanced Volatility Wtd Index Fund . . . . . . . . . . . . . . . . . . . . . . 0.99% 1.74% 0.74% N/A
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 1.50% 0.40% 0.55%
Amount
Market Neutral Income Fund ............................................................................ $ 85
Expires
2024
Expires
2025
Expires
2026
Expires
2027 Total
US 500 Enhanced Volatility Wtd Index Fund ..................... $ 65,358 $ 182,939 $ 165,662 $ 78,851 $ 492,810
Market Neutral Income Fund ................................ 1,073,794 4,525,747 7,053,744 2,476,142 15,129,427

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
47
(Unaudited)
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Investment Style Risk —  Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Funds' performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
* Based on the number of days borrowings were outstanding for the six months ended December 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended December 31, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the six months ended December 31, 2023.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
Amount
Outstanding at
December 31,
2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Market Neutral Income Fund ................................ $ — $ 12,900,000 6.46% $ 12,900,000
Borrower or
Lender
Amount
Outstanding
at
December
31, 2023
Average
Borrowing*
Average
Interest
Rate*
Maximum
Borrowing
During the
Period
Market Neutral Income Fund ........................... Borrower $ — $ 15,183,000 5.85% $ 15,183,000
Declared Paid
US 500 Enhanced Volatility Wtd Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
48
(Unaudited)
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended June 30, 2023, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Short-Term
Amount
Long-Term
Amount Total
US 500 Enhanced Volatility Wtd Index Fund .................................. $ (5,131,877) $ — $ (5,131,877)
Market Neutral Income Fund ............................................. (361,193,145) (185,060,389) (546,253,534)

Supplemental Information
December 31, 2023
Victory Portfolios II
49
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863 (800-235-8396 for Member
Class). Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by
August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases;  and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, through December 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
US 500 Enhanced Volatility Wtd Index Fund
Class A ............................... $ 1,000.00 $ 992.10 $ 1,020.16 $ 4.96 $ 5.03 0.99%
Class C ............................... 1,000.00 989.30 1,016.39 8.70 8.82 1.74%
Class I ................................ 1,000.00 994.40 1,021.42 3.71 3.76 0.74%
Market Neutral Income Fund
Class A ............................... 1,000.00 1,058.90 1,021.37 3.88 3.81 0.75%
Class C ............................... 1,000.00 1,054.50 1,017.60 7.75 7.61 1.50%
Class I ................................ 1,000.00 1,060.30 1,023.13 2.07 2.03 0.40%
Member Class .......................... 1,000.00 1,058.70 1,022.37 2.85 2.80 0.55%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios II
50
(Unaudited)
Supplemental Information — continued
December 31, 2023
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2023.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 17, 2023 and December 5, 2023. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
For Funds with total net expense ratios that ranked within the fourth quartile (most expensive) in relation to their peers as evaluated by a consultant, the Board requested, and the Adviser provided, supplemental information about the level of fees and the nature of the services provided. The Adviser reviewed additional relevant circumstances, which included, among other things, specialized strategies, small or decreasing assets, or rapid or recent changes in peer expense ratios.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board also found that each Fund’s Class A net annual expense ratio, taking into account any shareholder servicing

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
51
(Unaudited)
or distribution fees, was reasonable as compared with each Fund’s respective peer group. The Board considered the Adviser’s contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund’s prospectus.
The Board reviewed each Fund’s performance over one-, three- and five-year periods against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index is gross returns. The Board considered the US 500 Enhanced Volatility Wtd Index Fund’s tracking error as a factor in evaluating performance, in addition to a risk/return summary as compared to its peers. The Board also considered that the US 500
Enhanced Volatility Wtd Index Fund’s strategy could be considered unique as compared to the peer group of funds selected by the independent, third-party consultant.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
US 500 Enhanced Volatility Wtd Index Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board noted that the Fund’s investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of the Fund is net of expenses, while the performance of the benchmark index is gross returns and as a result, the Fund generally will underperform its benchmark due to fees and expenses. The Board discussed with the Adviser how market conditions affected the Fund during periods of underperformance given the Fund’s investment strategy and fee and expense profile.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Market Neutral Income Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-year period, outperformed the benchmark for the three-, five- and ten-year periods, underperformed the peer group median for the one- and three-year periods, and matched the peer group median for the five- and ten-year periods.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Funds’ shareholders, particularly in light of the nature of the Funds and the services required to support the Funds; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Funds; and (iii) the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds;
The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Portfolios II
52
(Unaudited)
Supplemental Information — continued
December 31, 2023
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
53
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
54
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-COMPASS-SAR (12/23)

December 31, 2023
Semi Annual Report
VictoryShares US 500 Volatility Wtd ETF
VictoryShares US Small Cap Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF
VictoryShares International High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
VictoryShares US Discovery Enhanced Volatility Wtd ETF
VictoryShares Developed Enhanced Volatility Wtd ETF
VictoryShares Nasdaq Next 50 ETF
VictoryShares Core Plus Intermediate Bond ETF
VictoryShares Corporate Bond ETF
VictoryShares THB Mid Cap ESG ETF
VictoryShares WestEnd U.S. Sector ETF
VictoryShares Free Cash Flow ETF
VictoryShares Small Cap Free Cash Flow ETF

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Investment Objectives and Portfolio Holdings 3
Schedules of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF
22
VictoryShares US Small Cap Volatility Wtd ETF
31
VictoryShares International Volatility Wtd ETF
40
VictoryShares US Large Cap High Div Volatility Wtd ETF
56
VictoryShares US Small Cap High Div Volatility Wtd ETF
59
VictoryShares International High Div Volatility Wtd ETF
62
VictoryShares Dividend Accelerator ETF
68
VictoryShares US Multi-Factor Minimum Volatility ETF
71
VictoryShares US 500 Enhanced Volatility Wtd ETF
73
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
82
VictoryShares US Discovery Enhanced Volatility Wtd ETF
85
VictoryShares Developed Enhanced Volatility Wtd ETF
95
VictoryShares Nasdaq Next 50 ETF
111
VictoryShares Core Plus Intermediate Bond ETF
113
VictoryShares Corporate Bond ETF
130
VictoryShares THB Mid Cap ESG ETF
138
VictoryShares WestEnd U.S. Sector ETF
140
VictoryShares Free Cash Flow ETF
146
VictoryShares Small Cap Free Cash Flow ETF
148
Financial Statements
Statements of Assets and Liabilities
152
Statements of Operations
159
Statements of Changes in Net Assets
166
Financial Highlights
173
Notes to Financial Statements 192
Supplemental Information
Proxy Voting and Portfolio Holdings Information
209
Expense Examples
209
Advisory Contract Approval
211
Privacy Policy
217

Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Volatility
Weighted Index before fees and expenses.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
The Coca-Cola Co.
0.4%
McDonald's Corp.
0.4%
General Dynamics Corp.
0.3%
Walmart, Inc.
0.3%
The Kraft Heinz Co.
0.3%
Cencora, Inc.
0.3%
PepsiCo, Inc.
0.3%
Waste Management, Inc.
0.3%
Republic Services, Inc.
0.3%
Colgate-Palmolive Co.
0.3%
Industrials
18.0%
Financials
16.2%
Health Care
13.5%
Information Technology
12.6%
Consumer Discretionary
10.0%
Consumer Staples
9.4%
Utilities
7.3%
Materials
4.8%
Energy
4.3%
Communication Services
3.2%

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Volatility
Weighted Index before fees and expenses.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Universal Corp.
0.5%
Nelnet, Inc., Class A
0.4%
Grand Canyon Education, Inc.
0.4%
Graham Holdings Co., Class B
0.4%
Brady Corp., Class A
0.4%
Northwestern Energy Group, Inc.
0.4%
BellRing Brands, Inc.
0.4%
NewMarket Corp.
0.3%
ALLETE, Inc.
0.3%
FirstCash Holdings, Inc.
0.3%
Industrials
23.1%
Financials
21.7%
Consumer Discretionary
15.2%
Information Technology
8.5%
Consumer Staples
8.0%
Materials
5.3%
Health Care
5.3%
Energy
4.4%
Utilities
4.4%
Communication Services
2.4%

Victory Portfolios II
VictoryShares International Volatility Wtd ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Volatility
Weighted Index before fees and expenses.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
SoftBank Corp.
0.5%
Great-West Lifeco, Inc.
0.4%
Japan Tobacco, Inc.
0.4%
Beiersdorf AG
0.4%
Oversea-Chinese Banking Corp. Ltd.
0.3%
Royal Bank of Canada
0.3%
Sun Life Financial, Inc.
0.3%
Telstra Group Ltd.
0.3%
Koninklijke KPN NV
0.3%
Metro, Inc.
0.3%
Financials
22.5%
Industrials
18.2%
Consumer Staples
10.6%
Consumer Discretionary
9.1%
Health Care
7.4%
Materials
7.0%
Information Technology
6.7%
Communication Services
6.6%
Utilities
5.1%
Energy
3.9%

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100
Volatility Weighted Index before fees and expenses.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
The Coca-Cola Co.
1.8%
The Kraft Heinz Co.
1.6%
International Business Machines Corp.
1.5%
Kimberly-Clark Corp.
1.4%
PPL Corp.
1.4%
Darden Restaurants, Inc.
1.4%
Kellanova
1.4%
Duke Energy Corp.
1.4%
Philip Morris International, Inc.
1.3%
Consolidated Edison, Inc.
1.3%
Utilities
24.2%
Financials
23.3%
Consumer Staples
15.2%
Energy
11.3%
Health Care
8.6%
Information Technology
5.0%
Materials
4.5%
Consumer Discretionary
2.9%
Communication Services
2.8%
Industrials
1.5%

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 100
Volatility Weighted Index before fees and expenses.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Universal Corp.
2.4%
Northwestern Energy Group, Inc.
1.6%
ALLETE, Inc.
1.6%
Spire, Inc.
1.5%
MSC Industrial Direct Co., Inc.
1.5%
Avista Corp.
1.4%
Clearway Energy, Inc., Class C
1.4%
Portland General Electric Co.
1.4%
Northwest Natural Holding Co.
1.4%
MGE Energy, Inc.
1.4%
Financials
26.7%
Consumer Discretionary
19.6%
Utilities
16.5%
Industrials
11.4%
Energy
6.7%
Consumer Staples
6.4%
Materials
5.9%
Communication Services
2.5%
Health Care
1.9%
Information Technology
1.2%

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory International High Dividend 100
Volatility Weighted Index before fees and expenses.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
SoftBank Corp.
2.2%
Japan Tobacco, Inc.
1.6%
Oversea-Chinese Banking Corp. Ltd.
1.6%
Telstra Group Ltd.
1.6%
Koninklijke KPN NV
1.6%
BCE, Inc.
1.5%
ACS Actividades de Construccion y Servicios SA
1.4%
Swisscom AG, Registered Shares
1.4%
Coles Group Ltd.
1.4%
Canadian Imperial Bank of Commerce
1.4%
Financials
25.1%
Communication Services
16.2%
Utilities
12.3%
Industrials
10.3%
Materials
10.3%
Energy
8.2%
Consumer Staples
7.7%
Consumer Discretionary
3.7%
Real Estate
2.6%
Health Care
1.8%

Victory Portfolios II
VictoryShares Dividend Accelerator ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory Dividend Accelerator Index before fees and expenses.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
3M Co.
3.7%
Flowers Foods, Inc.
3.2%
Apple, Inc.
2.9%
Jack Henry & Associates, Inc.
2.5%
Agilent Technologies, Inc.
2.4%
Union Pacific Corp.
2.3%
Consolidated Edison, Inc.
2.3%
McDonald's Corp.
2.2%
Colgate-Palmolive Co.
2.2%
NetApp, Inc.
2.1%
Industrials
26.5%
Consumer Staples
23.9%
Financials
11.3%
Information Technology
10.4%
Health Care
9.1%
Materials
8.8%
Consumer Discretionary
6.6%
Utilities
2.5%
Energy
0.6%

Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Multi-Factor Minimum
Volatility Index before fees and expenses.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
10.2%
Apple, Inc.
10.1%
Johnson & Johnson
3.7%
AbbVie, Inc.
3.5%
Lockheed Martin Corp.
3.4%
Merck & Co., Inc.
3.3%
Walmart, Inc.
3.3%
Republic Services, Inc.
3.3%
Electronic Arts, Inc.
3.2%
Waste Management, Inc.
3.2%
Information Technology
26.7%
Industrials
17.8%
Health Care
16.4%
Consumer Staples
12.2%
Energy
8.2%
Consumer Discretionary
6.7%
Financials
6.1%
Communication Services
4.4%
Materials
1.0%

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash
Volatility Weighted Index before fees and expenses.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
The Coca-Cola Co.
0.4%
McDonald's Corp.
0.4%
General Dynamics Corp.
0.3%
Walmart, Inc.
0.3%
The Kraft Heinz Co.
0.3%
Cencora, Inc.
0.3%
PepsiCo, Inc.
0.3%
Waste Management, Inc.
0.3%
Republic Services, Inc.
0.3%
Colgate-Palmolive Co.
0.3%
Industrials
18.0%
Financials
16.2%
Health Care
13.4%
Information Technology
12.6%
Consumer Discretionary
10.0%
Consumer Staples
9.3%
Utilities
7.3%
Materials
4.8%
Energy
4.3%
Communication Services
3.2%

Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100
Long/Cash Volatility Weighted Index before fees and expenses.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
The Coca-Cola Co.
0.5%
The Kraft Heinz Co.
0.4%
International Business Machines Corp.
0.4%
Kimberly-Clark Corp.
0.4%
PPL Corp.
0.4%
Kellanova
0.4%
Darden Restaurants, Inc.
0.3%
Duke Energy Corp.
0.3%
Philip Morris International, Inc.
0.3%
Consolidated Edison, Inc.
0.3%
Utilities
6.1%
Financials
5.9%
Consumer Staples
3.9%
Energy
2.8%
Health Care
2.2%
Information Technology
1.3%
Materials
1.1%
Consumer Discretionary
0.7%
Communication Services
0.7%
Industrials
0.4%

Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 500
Long/Cash Volatility Weighted Index before fees and expenses.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Universal Corp.
0.1%
Nelnet, Inc., Class A
0.1%
Grand Canyon Education, Inc.
0.1%
Graham Holdings Co., Class B
0.1%
Brady Corp., Class A
0.1%
NewMarket Corp.
0.1%
Northwestern Energy Group, Inc.
0.1%
ALLETE, Inc.
0.1%
BellRing Brands, Inc.
0.1%
FirstCash Holdings, Inc.
0.1%
Industrials
6.2%
Financials
5.8%
Consumer Discretionary
4.1%
Information Technology
2.3%
Consumer Staples
2.1%
Materials
1.4%
Health Care
1.4%
Energy
1.2%
Utilities
1.2%
Communication Services
0.7%

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Long/Cash
Volatility Weighted Index before fees and expenses.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
SoftBank Corp.
0.5%
Great-West Lifeco, Inc.
0.4%
Beiersdorf AG
0.3%
Japan Tobacco, Inc.
0.3%
Royal Bank of Canada
0.3%
Sun Life Financial, Inc.
0.3%
Oversea-Chinese Banking Corp. Ltd.
0.3%
Telstra Group Ltd.
0.3%
Koninklijke KPN NV
0.3%
Metro, Inc.
0.3%
Financials
22.4%
Industrials
18.2%
Consumer Staples
10.5%
Consumer Discretionary
9.2%
Health Care
7.4%
Materials
6.9%
Information Technology
6.7%
Communication Services
6.6%
Utilities
5.0%
Energy
3.9%

Victory Portfolios II
VictoryShares Nasdaq Next 50 ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that track the performance of the Nasdaq Q-50
®
 Index before fees and expenses.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Monolithic Power Systems, Inc.
3.5%
Alnylam Pharmaceuticals, Inc.
2.8%
Ulta Beauty, Inc.
2.7%
ICON PLC
2.7%
Tractor Supply Co.
2.7%
eBay, Inc.
2.6%
Rivian Automotive, Inc., Class A
2.6%
VeriSign, Inc.
2.4%
Align Technology, Inc.
2.4%
PTC, Inc.
2.4%
Information Technology
37.2%
Health Care
20.3%
Consumer Discretionary
19.7%
Industrials
9.6%
Communication Services
7.9%
Materials
2.2%
Utilities
1.5%
Energy
1.3%

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks high current income without undue risk to principal.
Asset Allocation*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
** Other includes investments which are under 2% of the net assets of the Fund.

Victory Portfolios II
VictoryShares Corporate Bond ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks maximum current income without undue risk to principal.
Asset Allocation*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II
VictoryShares THB Mid Cap ESG ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
NVR, Inc.
4.5%
Amphenol Corp., Class A
4.3%
D.R. Horton, Inc.
4.2%
HEICO Corp.
4.1%
Cintas Corp.
3.8%
Rollins, Inc.
3.8%
Fastenal Co.
3.7%
PTC, Inc.
3.6%
Pool Corp.
3.6%
Graco, Inc.
3.5%
Industrials
47.9%
Information Technology
20.3%
Consumer Discretionary
15.8%
Health Care
9.6%
Materials
3.3%
Consumer Staples
3.0%

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Apple, Inc.
6.6%
Microsoft Corp.
5.8%
Alphabet, Inc., Class A
3.5%
Amazon.com, Inc.
3.3%
Meta Platforms, Inc., Class A
3.3%
Alphabet, Inc., Class C
2.9%
Eli Lilly & Co.
2.8%
UnitedHealth Group, Inc.
2.8%
NVIDIA Corp.
2.6%
Johnson & Johnson
2.1%
Health Care
28.9%
Information Technology
26.0%
Consumer Staples
14.8%
Communication Services
14.7%
Consumer Discretionary
10.3%
Utilities
4.9%

Victory Portfolios II
VictoryShares Free Cash Flow ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Victory
U.S. Large Cap Free Cash Flow Index.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
The Cigna Group
3.4%
Bristol-Myers Squibb Co.
3.4%
QUALCOMM, Inc.
3.3%
PulteGroup, Inc.
3.2%
Humana, Inc.
3.1%
CF Industries Holdings, Inc.
3.0%
Vistra Corp.
3.0%
Expedia Group, Inc.
3.0%
AbbVie, Inc.
3.0%
D.R. Horton, Inc.
2.9%
Health Care
31.6%
Energy
23.9%
Consumer Discretionary
16.7%
Industrials
9.4%
Information Technology
8.3%
Utilities
5.4%
Materials
4.4%

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Victory
U.S. Small Cap Free Cash Flow Index.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Globus Medical, Inc.
1.5%
SPX Technologies, Inc.
1.3%
Scorpio Tankers, Inc.
1.3%
Dillard's, Inc., Class A
1.3%
Chord Energy Corp.
1.3%
Cleveland-Cliffs, Inc.
1.2%
Mueller Industries, Inc.
1.2%
Taylor Morrison Home Corp.
1.1%
Graham Holdings Co., Class B
1.1%
Jazz Pharmaceuticals PLC
1.1%
Energy
26.3%
Consumer Discretionary
20.0%
Industrials
18.8%
Health Care
9.9%
Information Technology
8.0%
Communication Services
6.7%
Materials
6.3%
Consumer Staples
3.3%
Financials
0.2%

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
22
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.7%)
Communication Services (3.2%):
Alphabet, Inc. , Class A (a) ................................................. 6,154 $ 859,652
Charter Communications, Inc. , Class A (a) ..................................... 1,680 652,982
Comcast Corp. , Class A .................................................. 23,744 1,041,174
Electronic Arts, Inc. ..................................................... 10,044 1,374,120
Fox Corp. , Class A ...................................................... 34,547 1,025,010
Liberty Broadband Corp. , Class C (a) ......................................... 7,758 625,217
Liberty Media Corp.-Liberty Formula One (a) ................................... 14,658 925,360
Live Nation Entertainment, Inc. (a) ........................................... 9,502 889,387
Match Group, Inc. (a) .................................................... 13,203 481,910
Meta Platforms, Inc. , Class A (a) ............................................ 2,006 710,044
Netflix, Inc. (a) ......................................................... 1,584 771,218
News Corp. , Class A ..................................................... 42,061 1,032,598
Omnicom Group, Inc. .................................................... 12,634 1,092,967
The Interpublic Group of Cos., Inc. .......................................... 27,681 903,508
The Trade Desk, Inc. , Class A (a) ............................................ 5,668 407,869
The Walt Disney Co. .................................................... 11,348 1,024,611
T-Mobile US, Inc. ...................................................... 9,727 1,559,530
Verizon Communications, Inc. .............................................. 33,629 1,267,813
Warner Music Group Corp. , Class A ......................................... 23,499 841,029
17,485,999
Consumer Discretionary (10.0%):
Airbnb, Inc. , Class A (a) .................................................. 4,610 627,605
Amazon.com, Inc. (a) .................................................... 5,590 849,345
Aptiv PLC (a) .......................................................... 8,853 794,291
Aramark ............................................................. 25,074 704,579
AutoZone, Inc. (a) ....................................................... 510 1,318,661
Best Buy Co., Inc. ...................................................... 13,301 1,041,202
Booking Holdings, Inc. (a) ................................................. 328 1,163,488
BorgWarner, Inc. ....................................................... 22,533 807,808
Burlington Stores, Inc. (a) ................................................. 4,832 939,727
Caesars Entertainment, Inc. (a) .............................................. 10,541 494,162
CarMax, Inc. (a) ........................................................ 7,779 596,960
Chewy, Inc. , Class A (a) .................................................. 20,248 478,460
Chipotle Mexican Grill, Inc. (a) ............................................. 483 1,104,602
Churchill Downs, Inc. .................................................... 7,122 960,971
D.R. Horton, Inc. ....................................................... 8,432 1,281,495
Darden Restaurants, Inc. .................................................. 9,967 1,637,578
Deckers Outdoor Corp. (a) ................................................. 1,907 1,274,696
Dick's Sporting Goods, Inc. ................................................ 5,321 781,921
Domino's Pizza, Inc. ..................................................... 2,217 913,914
eBay, Inc. ............................................................ 20,096 876,588
Expedia Group, Inc. (a) ................................................... 6,069 921,214
Five Below, Inc. (a) ...................................................... 5,176 1,103,316
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 6,816 760,393
Ford Motor Co. ........................................................ 59,877 729,901
Garmin Ltd. ........................................................... 12,806 1,646,083
General Motors Co. ..................................................... 23,195 833,164
Genuine Parts Co. ...................................................... 7,768 1,075,868
Hilton Worldwide Holdings, Inc. ............................................ 8,066 1,468,738
Hyatt Hotels Corp. , Class A ................................................ 7,806 1,017,980
Las Vegas Sands Corp. ................................................... 16,255 799,909
Lennar Corp. , Class A .................................................... 8,729 1,300,970
LKQ Corp. ........................................................... 24,511 1,171,381
Lowe's Cos., Inc. ....................................................... 4,889 1,088,047
Marriott International, Inc. , Class A .......................................... 5,323 1,200,390
McDonald's Corp. ...................................................... 7,154 2,121,233
MGM Resorts International (a) .............................................. 18,668 834,086
NIKE, Inc. , Class B ..................................................... 9,342 1,014,261
NVR, Inc. (a) .......................................................... 203 1,421,091
O'Reilly Automotive, Inc. (a) ............................................... 1,457 1,384,267
Penske Automotive Group, Inc. ............................................. 5,259 844,122

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Pool Corp. ............................................................ 2,214 $ 882,744
PulteGroup, Inc. ........................................................ 11,596 1,196,939
Ross Stores, Inc. ....................................................... 10,858 1,502,639
Service Corp. International ................................................ 20,957 1,434,507
Starbucks Corp. ........................................................ 12,676 1,217,023
Tesla, Inc. (a) .......................................................... 1,715 426,143
The Home Depot, Inc. ................................................... 3,651 1,265,254
The TJX Cos., Inc. ...................................................... 17,686 1,659,124
Tractor Supply Co. ...................................................... 5,152 1,107,835
Ulta Beauty, Inc. (a) ..................................................... 2,353 1,152,947
Yum! Brands, Inc. ...................................................... 13,302 1,738,039
54,967,661
Consumer Staples (9.4%):
Altria Group, Inc. ....................................................... 36,985 1,491,975
Archer-Daniels-Midland Co. ............................................... 14,814 1,069,867
Brown-Forman Corp. , Class B ............................................. 20,687 1,181,228
Bunge Global SA ....................................................... 7,444 751,472
Campbell Soup Co. ..................................................... 32,442 1,402,468
Church & Dwight Co., Inc. ................................................ 15,628 1,477,784
Colgate-Palmolive Co. ................................................... 22,552 1,797,620
Conagra Brands, Inc. .................................................... 53,490 1,533,023
Costco Wholesale Corp. .................................................. 2,521 1,664,062
Coty, Inc. , Class A (a) .................................................... 74,626 926,855
Darling Ingredients, Inc. (a) ................................................ 12,860 640,942
Dollar General Corp. .................................................... 5,708 776,003
Dollar Tree, Inc. (a) ...................................................... 6,991 993,072
General Mills, Inc. ...................................................... 21,152 1,377,841
Hormel Foods Corp. ..................................................... 38,748 1,244,198
Kellanova ............................................................ 29,259 1,635,871
Keurig Dr Pepper, Inc. ................................................... 48,964 1,631,480
Kimberly-Clark Corp. .................................................... 13,878 1,686,316
Lamb Weston Holdings, Inc. ............................................... 12,657 1,368,095
McCormick & Co., Inc. .................................................. 14,332 980,595
Molson Coors Beverage Co. , Class B ......................................... 18,006 1,102,147
Mondelez International, Inc. , Class A ......................................... 22,854 1,655,315
Monster Beverage Corp. (a) ................................................ 23,565 1,357,580
PepsiCo, Inc. .......................................................... 10,951 1,859,918
Performance Food Group Co. (a) ............................................ 18,290 1,264,753
Philip Morris International, Inc. ............................................. 17,111 1,609,803
Sysco Corp. ........................................................... 20,669 1,511,524
Target Corp. .......................................................... 8,065 1,148,617
The Clorox Co. ........................................................ 7,103 1,012,817
The Coca-Cola Co. ...................................................... 36,931 2,176,344
The Estee Lauder Cos., Inc. ............................................... 4,872 712,530
The Hershey Co. ....................................................... 7,516 1,401,283
The Kraft Heinz Co. ..................................................... 50,479 1,866,713
The Kroger Co. ........................................................ 29,163 1,333,041
The Procter & Gamble Co. ................................................ 11,911 1,745,438
Tyson Foods, Inc. , Class A ................................................ 17,114 919,877
U.S. Foods Holding Corp. (a) ............................................... 27,611 1,253,816
Walmart, Inc. .......................................................... 11,956 1,884,863
WK Kellogg Co. ....................................................... 7,314 96,106
51,543,252
Energy (4.3%):
APA Corp. ............................................................ 14,459 518,789
Baker Hughes Co. ...................................................... 24,976 853,680
Cheniere Energy, Inc. .................................................... 5,532 944,368
Chesapeake Energy Corp. ................................................. 9,156 704,463
Chevron Corp. ......................................................... 7,175 1,070,223
ConocoPhillips Co. ..................................................... 7,311 848,588
Coterra Energy, Inc. ..................................................... 29,869 762,257
Devon Energy Corp. ..................................................... 14,360 650,508

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Diamondback Energy, Inc. ................................................ 5,586 $ 866,277
EOG Resources, Inc. .................................................... 6,626 801,415
EQT Corp. ............................................................ 15,302 591,575
Exxon Mobil Corp. ..................................................... 9,269 926,715
Halliburton Co. ........................................................ 17,112 618,599
Hess Corp. ............................................................ 5,163 744,298
HF Sinclair Corp. ....................................................... 13,156 731,079
Kinder Morgan, Inc. ..................................................... 86,545 1,526,654
Marathon Oil Corp. ..................................................... 27,685 668,870
Marathon Petroleum Corp. ................................................ 5,816 862,862
Occidental Petroleum Corp. ............................................... 15,193 907,174
ONEOK, Inc. .......................................................... 16,284 1,143,462
Ovintiv, Inc. .......................................................... 12,337 541,841
Phillips 66 ............................................................ 7,747 1,031,435
Pioneer Natural Resources Co. ............................................. 3,831 861,515
Schlumberger NV ...................................................... 12,559 653,570
Targa Resources Corp. ................................................... 11,889 1,032,797
Texas Pacific Land Corp. ................................................. 378 594,386
The Williams Cos., Inc. .................................................. 36,915 1,285,749
Valero Energy Corp. ..................................................... 5,965 775,450
23,518,599
Financials (16.2%):
Aflac, Inc. ............................................................ 16,686 1,376,595
American Express Co. ................................................... 6,080 1,139,027
American Financial Group, Inc. ............................................. 9,670 1,149,666
American International Group, Inc. .......................................... 16,026 1,085,761
Ameriprise Financial, Inc. ................................................. 2,893 1,098,848
Aon PLC , Class A ...................................................... 4,343 1,263,900
Apollo Global Management, Inc. ............................................ 9,040 842,438
Arch Capital Group Ltd. (a) ................................................ 13,935 1,034,952
Ares Management Corp. , Class A ........................................... 8,621 1,025,209
Arthur J. Gallagher & Co. ................................................. 6,412 1,441,931
Bank of America Corp. ................................................... 35,506 1,195,487
Berkshire Hathaway, Inc. , Class B (a) ......................................... 4,670 1,665,602
BlackRock, Inc. ........................................................ 1,710 1,388,178
Blackstone, Inc. ........................................................ 7,155 936,733
Brown & Brown, Inc. .................................................... 17,570 1,249,403
Capital One Financial Corp. ............................................... 7,663 1,004,773
Cboe Global Markets, Inc. ................................................ 10,028 1,790,600
Chubb Ltd. ........................................................... 6,189 1,398,714
Cincinnati Financial Corp. ................................................ 8,797 910,138
Citigroup, Inc. ......................................................... 24,431 1,256,731
Citizens Financial Group, Inc. .............................................. 23,222 769,577
CME Group, Inc. ....................................................... 6,891 1,451,245
Corebridge Financial, Inc. ................................................. 44,664 967,422
Discover Financial Services ............................................... 8,066 906,618
Equitable Holdings, Inc. .................................................. 27,731 923,442
Erie Indemnity Co. , Class A ............................................... 2,948 987,344
Everest Group Ltd. ...................................................... 2,776 981,538
FactSet Research Systems, Inc. ............................................. 2,602 1,241,284
Fidelity National Financial, Inc. ............................................ 25,861 1,319,428
Fifth Third Bancorp ..................................................... 26,290 906,742
First Citizens Bancshares, Inc. , Class A ....................................... 267 378,865
Fiserv, Inc. (a) .......................................................... 9,577 1,272,209
FleetCor Technologies, Inc. (a) .............................................. 3,375 953,809
Franklin Resources, Inc. .................................................. 36,390 1,084,058
Global Payments, Inc. .................................................... 6,437 817,499
Globe Life, Inc. ........................................................ 11,950 1,454,554
Huntington Bancshares, Inc. ............................................... 63,453 807,122
Interactive Brokers Group, Inc. ............................................. 9,723 806,037
Intercontinental Exchange, Inc. ............................................. 12,149 1,560,296
Jack Henry & Associates, Inc. .............................................. 5,810 949,412
JPMorgan Chase & Co. .................................................. 8,013 1,363,011

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
KeyCorp. ............................................................ 39,335 $ 566,424
Loews Corp. .......................................................... 21,865 1,521,585
LPL Financial Holdings, Inc. ............................................... 3,151 717,231
M&T Bank Corp. ....................................................... 6,319 866,209
Markel Group, Inc. (a) .................................................... 862 1,223,954
Marsh & McLennan Cos., Inc. ............................................. 8,066 1,528,265
Mastercard, Inc. , Class A ................................................. 3,669 1,564,865
MetLife, Inc. .......................................................... 14,462 956,372
Moody's Corp. ......................................................... 3,483 1,360,320
Morgan Stanley ........................................................ 12,779 1,191,642
Morningstar, Inc. ....................................................... 3,480 996,115
MSCI, Inc. ........................................................... 1,538 869,970
Nasdaq, Inc. .......................................................... 20,263 1,178,091
Northern Trust Corp. .................................................... 10,126 854,432
PayPal Holdings, Inc. (a) .................................................. 11,208 688,283
Principal Financial Group, Inc. ............................................. 12,127 954,031
Prudential Financial, Inc. ................................................. 10,628 1,102,230
Raymond James Financial, Inc. ............................................. 8,916 994,134
Regions Financial Corp. .................................................. 43,225 837,701
RenaissanceRe Holdings Ltd. .............................................. 4,625 906,500
Ryan Specialty Holdings, Inc. (a) ............................................ 22,194 954,786
S&P Global, Inc. ....................................................... 2,980 1,312,750
State Street Corp. ....................................................... 11,698 906,127
Synchrony Financial ..................................................... 24,384 931,225
T. Rowe Price Group, Inc. ................................................. 7,630 821,675
The Bank of New York Mellon Corp. ......................................... 22,995 1,196,890
The Carlyle Group, Inc. .................................................. 22,519 916,298
The Charles Schwab Corp. ................................................ 10,083 693,710
The Goldman Sachs Group, Inc. ............................................ 3,392 1,308,532
The Hartford Financial Services Group, Inc. .................................... 15,938 1,281,096
The PNC Financial Services Group, Inc. ...................................... 7,084 1,096,957
The Progressive Corp. ................................................... 6,286 1,001,234
The Travelers Cos., Inc. .................................................. 7,572 1,442,390
Tradeweb Markets, Inc. , Class A ............................................ 10,591 962,510
Truist Financial Corp. .................................................... 19,497 719,829
U.S. Bancorp .......................................................... 18,175 786,614
Unum Group .......................................................... 17,493 791,033
UWM Holdings Corp. (b) ................................................. 91,304 652,824
Visa, Inc. , Class A ...................................................... 6,744 1,755,800
W.R. Berkley Corp. ..................................................... 19,437 1,374,585
Wells Fargo & Co. ...................................................... 22,437 1,104,349
89,045,766
Health Care (13.5%):
Abbott Laboratories ..................................................... 12,848 1,414,179
AbbVie, Inc. .......................................................... 8,873 1,375,049
Agilent Technologies, Inc. ................................................. 8,758 1,217,625
Align Technology, Inc. (a) ................................................. 1,384 379,216
Amgen, Inc. ........................................................... 5,202 1,498,280
Avantor, Inc. (a) ........................................................ 37,268 850,828
Becton Dickinson & Co. .................................................. 5,343 1,302,784
Biogen, Inc. (a) ......................................................... 4,827 1,249,083
BioMarin Pharmaceutical, Inc. (a) ........................................... 10,691 1,030,826
Bio-Techne Corp. ....................................................... 11,014 849,840
Boston Scientific Corp. (a) ................................................. 26,821 1,550,522
Bristol-Myers Squibb Co. ................................................. 24,544 1,259,353
Bruker Corp. .......................................................... 13,322 978,901
Cardinal Health, Inc. .................................................... 14,903 1,502,222
Cencora, Inc. .......................................................... 9,087 1,866,288
Centene Corp. (a) ....................................................... 15,976 1,185,579
Charles River Laboratories International, Inc. (a) ................................. 3,607 852,695
CVS Health Corp. ...................................................... 16,568 1,308,209
Danaher Corp. ......................................................... 4,114 951,733
DaVita, Inc. (a) ......................................................... 8,573 898,107

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Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Dexcom, Inc. (a) ........................................................ 7,318 $ 908,091
Edwards Lifesciences Corp. (a) ............................................. 12,497 952,896
Elevance Health, Inc. .................................................... 2,284 1,077,043
Eli Lilly & Co. ......................................................... 1,717 1,000,874
GE HealthCare Technologies, Inc. ........................................... 11,781 910,907
Gilead Sciences, Inc. .................................................... 17,503 1,417,918
HCA Healthcare, Inc. .................................................... 4,897 1,325,520
Henry Schein, Inc. (a) .................................................... 15,589 1,180,243
Hologic, Inc. (a) ........................................................ 18,164 1,297,818
Humana, Inc. .......................................................... 2,104 963,232
IDEXX Laboratories, Inc. (a) ............................................... 1,718 953,576
Incyte Corp. (a) ......................................................... 19,275 1,210,277
Insulet Corp. (a) ........................................................ 4,314 936,052
Intuitive Surgical, Inc. (a) ................................................. 2,932 989,139
IQVIA Holdings, Inc. (a) .................................................. 4,828 1,117,103
Johnson & Johnson ..................................................... 9,631 1,509,563
Laboratory Corp. of America Holdings ........................................ 6,629 1,506,705
McKesson Corp. ....................................................... 3,180 1,472,276
Medtronic PLC ........................................................ 14,805 1,219,636
Merck & Co., Inc. ...................................................... 12,339 1,345,198
Mettler-Toledo International, Inc. (a) ......................................... 822 997,053
Moderna, Inc. (a) ....................................................... 4,681 465,525
Molina Healthcare, Inc. (a) ................................................ 3,130 1,130,900
Neurocrine Biosciences, Inc. (a) ............................................. 9,642 1,270,430
Penumbra, Inc. (a) ....................................................... 3,372 848,193
Pfizer, Inc. ............................................................ 36,252 1,043,695
Quest Diagnostics, Inc. ................................................... 11,038 1,521,919
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,228 1,078,540
Repligen Corp. (a) ....................................................... 3,281 589,924
ResMed, Inc. .......................................................... 5,185 891,924
Revvity, Inc. .......................................................... 8,516 930,884
STERIS PLC .......................................................... 4,115 904,683
Stryker Corp. .......................................................... 4,140 1,239,764
Teleflex, Inc. .......................................................... 4,632 1,154,943
The Cigna Group ....................................................... 3,715 1,112,457
The Cooper Cos., Inc. .................................................... 3,190 1,207,224
Thermo Fisher Scientific, Inc. .............................................. 2,101 1,115,190
United Therapeutics Corp. (a) .............................................. 4,727 1,039,420
UnitedHealth Group, Inc. ................................................. 2,443 1,286,166
Veeva Systems, Inc. , Class A (a) ............................................. 3,461 666,312
Vertex Pharmaceuticals, Inc. (a) ............................................. 3,470 1,411,908
Viatris, Inc. ........................................................... 99,717 1,079,935
Waters Corp. (a) ........................................................ 3,298 1,085,801
West Pharmaceutical Services, Inc. .......................................... 2,107 741,917
Zimmer Biomet Holdings, Inc. ............................................. 12,014 1,462,104
Zoetis, Inc. ........................................................... 5,469 1,079,416
74,171,613
Industrials (18.0%):
A.O. Smith Corp. ....................................................... 12,523 1,032,396
Advanced Drainage Systems, Inc. ........................................... 4,700 661,008
AECOM ............................................................. 15,067 1,392,643
AGCO Corp. .......................................................... 6,641 806,284
Allegion PLC ......................................................... 8,660 1,097,135
American Airlines Group, Inc. (a) ............................................ 49,281 677,121
AMETEK, Inc. ........................................................ 8,702 1,434,873
Automatic Data Processing, Inc. ............................................ 5,103 1,188,846
Axon Enterprise, Inc. (a) .................................................. 3,237 836,214
Booz Allen Hamilton Holding Corp. ......................................... 10,255 1,311,717
Broadridge Financial Solutions, Inc. ......................................... 6,525 1,342,519
Builders FirstSource, Inc. (a) ............................................... 4,888 816,003
C.H. Robinson Worldwide, Inc. ............................................. 11,134 961,866
Carlisle Cos., Inc. ....................................................... 4,013 1,253,782
Carrier Global Corp. ..................................................... 15,696 901,735

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Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Caterpillar, Inc. ........................................................ 3,302 $ 976,302
Cintas Corp. .......................................................... 2,766 1,666,958
Copart, Inc. (a) ......................................................... 27,463 1,345,687
CSX Corp. ............................................................ 40,523 1,404,932
Cummins, Inc. ......................................................... 4,556 1,091,481
Deere & Co. .......................................................... 2,341 936,096
Delta Air Lines, Inc. ..................................................... 20,402 820,772
Dover Corp. ........................................................... 7,371 1,133,734
Eaton Corp. PLC ....................................................... 4,383 1,055,514
EMCOR Group, Inc. .................................................... 4,240 913,423
Equifax, Inc. .......................................................... 4,558 1,127,148
Expeditors International of Washington, Inc. .................................... 9,365 1,191,228
Fastenal Co. ........................................................... 21,023 1,361,660
FedEx Corp. .......................................................... 3,877 980,765
Fortive Corp. .......................................................... 15,112 1,112,697
General Dynamics Corp. .................................................. 7,262 1,885,724
General Electric Co. ..................................................... 9,338 1,191,809
Graco, Inc. ........................................................... 12,688 1,100,811
HEICO Corp. .......................................................... 6,247 1,117,401
Honeywell International, Inc. .............................................. 7,390 1,549,757
Howmet Aerospace, Inc. .................................................. 23,612 1,277,881
Hubbell, Inc. .......................................................... 2,848 936,793
IDEX Corp. ........................................................... 5,446 1,182,381
Illinois Tool Works, Inc. .................................................. 4,894 1,281,934
Ingersoll Rand, Inc. ..................................................... 15,199 1,175,491
J.B. Hunt Transport Services, Inc. ........................................... 5,542 1,106,959
Jacobs Solutions, Inc. .................................................... 9,145 1,187,021
Johnson Controls International PLC .......................................... 16,801 968,410
L3Harris Technologies, Inc. ............................................... 7,167 1,509,514
Leidos Holdings, Inc. .................................................... 10,038 1,086,513
Lennox International, Inc. ................................................. 2,381 1,065,545
Lincoln Electric Holdings, Inc. ............................................. 5,686 1,236,478
Lockheed Martin Corp. ................................................... 3,731 1,691,038
Masco Corp. .......................................................... 16,406 1,098,874
Nordson Corp. ......................................................... 4,090 1,080,414
Norfolk Southern Corp. .................................................. 6,135 1,450,191
Northrop Grumman Corp. ................................................. 3,081 1,442,339
Old Dominion Freight Line, Inc. ............................................ 1,828 740,943
Otis Worldwide Corp. .................................................... 15,648 1,400,027
Owens Corning ........................................................ 6,737 998,626
PACCAR, Inc. ......................................................... 13,100 1,279,215
Parker-Hannifin Corp. ................................................... 2,385 1,098,769
Paychex, Inc. .......................................................... 9,599 1,143,337
Paycom Software, Inc. ................................................... 2,327 481,037
Paylocity Holding Corp. (a) ................................................ 3,631 598,570
Quanta Services, Inc. .................................................... 5,240 1,130,792
Regal Rexnord Corp. .................................................... 5,022 743,356
Republic Services, Inc. ................................................... 11,063 1,824,399
Rockwell Automation, Inc. ................................................ 3,028 940,133
Rollins, Inc. ........................................................... 33,427 1,459,757
RTX Corp. ............................................................ 14,107 1,186,963
Saia, Inc. (a) ........................................................... 1,486 651,195
Snap-on, Inc. .......................................................... 4,297 1,241,145
Southwest Airlines Co. ................................................... 26,387 762,057
SS&C Technologies Holdings, Inc. .......................................... 19,385 1,184,617
Stanley Black & Decker, Inc. .............................................. 7,906 775,579
Textron, Inc. .......................................................... 13,640 1,096,929
The Toro Co. .......................................................... 10,828 1,039,380
Trane Technologies PLC .................................................. 5,321 1,297,792
TransDigm Group, Inc. ................................................... 1,355 1,370,718
TransUnion ........................................................... 10,587 727,433
U-Haul Holding Co. ..................................................... 12,941 911,564
Union Pacific Corp. ..................................................... 4,729 1,161,537
United Airlines Holdings, Inc. (a) ............................................ 14,236 587,377

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Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
United Parcel Service, Inc. , Class B .......................................... 6,657 $ 1,046,680
United Rentals, Inc. ..................................................... 1,471 843,501
Veralto Corp. .......................................................... 1,372 112,861
Verisk Analytics, Inc. .................................................... 5,262 1,256,881
Vertiv Holdings Co. , Class A ............................................... 11,197 537,792
Vestis Corp. ........................................................... 12,538 265,053
W.W. Grainger, Inc. ..................................................... 1,354 1,122,046
Waste Management, Inc. .................................................. 10,306 1,845,805
Watsco, Inc. ........................................................... 2,535 1,086,171
Westinghouse Air Brake Technologies Corp. .................................... 11,274 1,430,671
Xylem, Inc. ........................................................... 10,653 1,218,277
99,054,802
Information Technology (12.6%):
Accenture PLC , Class A .................................................. 3,319 1,164,670
Adobe, Inc. (a) ......................................................... 1,435 856,121
Akamai Technologies, Inc. (a) .............................................. 9,321 1,103,140
Amphenol Corp. , Class A ................................................. 15,138 1,500,630
Analog Devices, Inc. .................................................... 5,330 1,058,325
ANSYS, Inc. (a) ........................................................ 2,831 1,027,313
Apple, Inc. ........................................................... 6,266 1,206,393
Applied Materials, Inc. ................................................... 4,719 764,808
AppLovin Corp. , Class A (a) ............................................... 8,359 333,106
Arista Networks, Inc. (a) .................................................. 2,847 670,497
Autodesk, Inc. (a) ....................................................... 3,670 893,572
Bentley Systems, Inc. , Class B ............................................. 17,541 915,289
Broadcom, Inc. ........................................................ 917 1,023,601
Cadence Design Systems, Inc. (a) ............................................ 3,878 1,056,251
CDW Corp. ........................................................... 4,668 1,061,130
Cisco Systems, Inc. ..................................................... 24,432 1,234,305
Cognizant Technology Solutions Corp. , Class A ................................. 14,425 1,089,520
Corning, Inc. .......................................................... 34,000 1,035,300
Dell Technologies, Inc. , Class C ............................................ 16,659 1,274,414
Dropbox, Inc. , Class A (a) ................................................. 32,264 951,143
Dynatrace, Inc. (a) ...................................................... 14,145 773,590
Enphase Energy, Inc. (a) .................................................. 3,701 489,050
Entegris, Inc. .......................................................... 5,310 636,244
EPAM Systems, Inc. (a) ................................................... 2,195 652,661
F5, Inc. (a) ............................................................ 7,073 1,265,926
Fair Isaac Corp. (a) ...................................................... 1,197 1,393,320
First Solar, Inc. (a) ...................................................... 2,546 438,625
Fortinet, Inc. (a) ........................................................ 10,278 601,571
Gartner, Inc. (a) ........................................................ 3,406 1,536,481
Gen Digital, Inc. ....................................................... 41,100 937,902
GoDaddy, Inc. , Class A (a) ................................................. 15,571 1,653,017
Hewlett Packard Enterprise Co. ............................................. 57,801 981,461
HP, Inc. .............................................................. 33,225 999,740
International Business Machines Corp. ........................................ 10,497 1,716,784
Intuit, Inc. ............................................................ 1,508 942,545
Jabil, Inc. ............................................................ 8,498 1,082,645
Juniper Networks, Inc. ................................................... 38,113 1,123,571
Keysight Technologies, Inc. (a) ............................................. 6,351 1,010,381
KLA Corp. ........................................................... 1,431 831,840
Lam Research Corp. ..................................................... 963 754,279
Lattice Semiconductor Corp. (a) ............................................. 5,990 413,250
Manhattan Associates, Inc. (a) .............................................. 4,832 1,040,426
Microchip Technology, Inc. ................................................ 9,471 854,095
Microsoft Corp. ........................................................ 2,991 1,124,736
Monolithic Power Systems, Inc. ............................................ 989 623,841
Motorola Solutions, Inc. .................................................. 4,961 1,553,240
NetApp, Inc. .......................................................... 13,696 1,207,439
NVIDIA Corp. ......................................................... 984 487,297
NXP Semiconductors NV ................................................. 3,920 900,346
ON Semiconductor Corp. (a) ............................................... 6,381 533,005

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Oracle Corp. .......................................................... 9,346 $ 985,349
Palo Alto Networks, Inc. (a) ................................................ 2,726 803,843
PTC, Inc. (a) ........................................................... 8,555 1,496,783
QUALCOMM, Inc. ..................................................... 6,930 1,002,286
Roper Technologies, Inc. .................................................. 3,212 1,751,086
Salesforce, Inc. (a) ...................................................... 3,924 1,032,561
ServiceNow, Inc. (a) ..................................................... 1,323 934,686
Skyworks Solutions, Inc. ................................................. 7,367 828,198
Super Micro Computer, Inc. (a) ............................................. 1,220 346,797
Synopsys, Inc. (a) ....................................................... 2,084 1,073,073
TD SYNNEX Corp. ..................................................... 10,372 1,116,131
TE Connectivity Ltd. .................................................... 9,435 1,325,618
Teledyne Technologies, Inc. (a) ............................................. 2,911 1,299,150
Teradyne, Inc. ......................................................... 7,378 800,661
Texas Instruments, Inc. ................................................... 6,325 1,078,160
Trimble, Inc. (a) ........................................................ 16,862 897,058
Tyler Technologies, Inc. (a) ................................................ 2,378 994,289
VeriSign, Inc. (a) ........................................................ 7,054 1,452,842
Zebra Technologies Corp. (a) ............................................... 2,333 637,679
Zoom Video Communications, Inc. , Class A (a) .................................. 9,242 664,592
69,299,678
Materials (4.8%):
Air Products and Chemicals, Inc. ............................................ 4,131 1,131,068
Albemarle Corp. ....................................................... 3,096 447,310
Avery Dennison Corp. ................................................... 5,922 1,197,192
Ball Corp. ............................................................ 15,097 868,380
Celanese Corp. ......................................................... 6,369 989,552
CF Industries Holdings, Inc. ............................................... 10,604 843,018
Corteva, Inc. .......................................................... 21,828 1,045,998
Crown Holdings, Inc. .................................................... 11,003 1,013,266
Dow, Inc. ............................................................ 21,242 1,164,911
DuPont de Nemours, Inc. ................................................. 14,197 1,092,175
Eastman Chemical Co. ................................................... 10,731 963,858
Ecolab, Inc. ........................................................... 6,643 1,317,639
FMC Corp. ........................................................... 11,802 744,116
Freeport-McMoRan, Inc. ................................................. 18,946 806,531
International Paper Co. ................................................... 27,143 981,220
LyondellBasell Industries NV , Class A ........................................ 11,317 1,076,020
Martin Marietta Materials, Inc. ............................................. 2,316 1,155,476
Nucor Corp. ........................................................... 4,331 753,767
Packaging Corp. of America ............................................... 6,823 1,111,535
PPG Industries, Inc. ..................................................... 7,317 1,094,257
Reliance Steel & Aluminum Co. ............................................ 3,727 1,042,367
RPM International, Inc. .................................................. 9,011 1,005,898
Steel Dynamics, Inc. ..................................................... 6,211 733,519
The Mosaic Co. ........................................................ 18,787 671,260
The Sherwin-Williams Co. ................................................ 3,697 1,153,094
Vulcan Materials Co. .................................................... 5,274 1,197,251
Westlake Corp. ........................................................ 6,465 904,841
26,505,519
Real Estate (0.4%):
CBRE Group, Inc. , Class A (a) .............................................. 11,217 1,044,191
CoStar Group, Inc. (a) .................................................... 11,872 1,037,494
2,081,685
Utilities (7.3%):
Alliant Energy Corp. .................................................... 27,157 1,393,154
Ameren Corp. ......................................................... 17,510 1,266,673
American Electric Power Co., Inc. ........................................... 17,177 1,395,116
American Water Works Co., Inc. ............................................ 9,871 1,302,873
Atmos Energy Corp. ..................................................... 12,252 1,420,007
CenterPoint Energy, Inc. .................................................. 50,690 1,448,213

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
CMS Energy Corp. ...................................................... 24,398 $ 1,416,792
Consolidated Edison, Inc. ................................................. 17,087 1,554,404
Constellation Energy Corp. ................................................ 10,133 1,184,446
Dominion Energy, Inc. ................................................... 26,049 1,224,303
DTE Energy Co. ....................................................... 13,987 1,542,207
Duke Energy Corp. ...................................................... 16,745 1,624,935
Edison International ..................................................... 18,056 1,290,824
Entergy Corp. ......................................................... 13,089 1,324,476
Essential Utilities, Inc. ................................................... 36,331 1,356,963
Evergy, Inc. ........................................................... 25,080 1,309,176
Eversource Energy ...................................................... 20,233 1,248,781
Exelon Corp. .......................................................... 36,716 1,318,104
FirstEnergy Corp. ....................................................... 38,105 1,396,929
NextEra Energy, Inc. .................................................... 18,464 1,121,503
NiSource, Inc. ......................................................... 54,835 1,455,869
PG&E Corp. .......................................................... 84,626 1,525,807
PPL Corp. ............................................................ 60,650 1,643,615
Public Service Enterprise Group, Inc. ......................................... 23,270 1,422,961
Sempra .............................................................. 20,492 1,531,367
The Southern Co. ....................................................... 21,700 1,521,604
Vistra Corp. ........................................................... 26,563 1,023,207
WEC Energy Group, Inc. ................................................. 16,877 1,420,537
Xcel Energy, Inc. ....................................................... 24,590 1,522,367
40,207,213
Total Common Stocks (Cost $436,578,069) 547,881,787
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (d) ........ 37,343 37,343
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (d) ............ 37,343 37,343
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (d) ............... 37,343 37,343
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (d) . 37,343 37,343
Total Collateral for Securities Loaned (Cost $149,372) 149,372
Total Investments (Cost $436,727,441) — 99.7% 548,031,159
Other assets in excess of liabilities — 0.3% 1,545,395
NET ASSETS - 100.00% $ 549,576,554
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on December 31, 2023.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 5 3/15/24 $ 1,180,700 $ 1,205,000 $ 24,300
Total unrealized appreciation $ 24,300
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 24,300

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF
31
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (2.4%):
Cargurus, Inc. (a) ....................................................... 2,724 $ 65,812
Cars.com, Inc. (a) ....................................................... 2,854 54,141
Cogent Communications Holdings, Inc. ....................................... 984 74,843
Gogo, Inc. (a) .......................................................... 4,172 42,262
Integral Ad Science Holding Corp. (a) ......................................... 2,827 40,681
John Wiley & Sons, Inc. , Class A ............................................ 1,549 49,165
Liberty Latin America Ltd. , Class C (a) ........................................ 4,956 36,377
Madison Square Garden Sports Corp. (a) ....................................... 446 81,096
Scholastic Corp. ........................................................ 1,196 45,089
Shutterstock, Inc. ....................................................... 1,186 57,260
Sphere Entertainment Co. (a) ............................................... 1,104 37,492
Vivid Seats, Inc. , Class A (a) ............................................... 5,694 35,986
Yelp, Inc. (a) ........................................................... 1,576 74,608
Ziff Davis, Inc. (a) ....................................................... 1,133 76,126
ZipRecruiter, Inc. (a) ..................................................... 3,014 41,895
812,833
Consumer Discretionary (15.2%):
Abercrombie & Fitch Co. (a) ............................................... 646 56,990
Acushnet Holdings Corp. ................................................. 1,174 74,162
Adient PLC (a) ......................................................... 1,556 56,576
Adtalem Global Education, Inc. (a) ........................................... 1,396 82,294
American Eagle Outfitters, Inc. ............................................. 3,012 63,734
Arhaus, Inc. (a) ......................................................... 3,491 41,368
Bloomin' Brands, Inc. .................................................... 2,252 63,394
Boot Barn Holdings, Inc. (a) ............................................... 489 37,536
Bright Horizons Family Solutions, Inc. (a) ..................................... 623 58,711
Brinker International, Inc. (a) ............................................... 1,752 75,651
Camping World Holdings, Inc. , Class A ....................................... 1,910 50,157
Carter's, Inc. .......................................................... 1,037 77,661
Cavco Industries, Inc. (a) .................................................. 208 72,097
Century Communities, Inc. ................................................ 892 81,297
Chegg, Inc. (a) ......................................................... 2,689 30,547
Cracker Barrel Old Country Store, Inc. (b) ..................................... 830 63,976
Dave & Buster's Entertainment, Inc. (a) ....................................... 1,162 62,574
Dorman Products, Inc. (a) ................................................. 884 73,734
Dream Finders Homes, Inc. , Class A (a) ....................................... 1,264 44,910
Dutch Bros, Inc. , Class A (a) (b) ............................................. 1,411 44,686
Everi Holdings, Inc. (a) ................................................... 4,216 47,514
First Watch Restaurant Group, Inc. (a) ........................................ 3,404 68,420
Foot Locker, Inc. ....................................................... 1,728 53,827
Frontdoor, Inc. (a) ....................................................... 2,031 71,532
Gentherm, Inc. (a) ....................................................... 1,021 53,460
Graham Holdings Co. , Class B ............................................. 169 117,712
Grand Canyon Education, Inc. (a) ............................................ 907 119,760
Green Brick Partners, Inc. (a) ............................................... 924 47,993
Group 1 Automotive, Inc. ................................................. 244 74,357
Guess?, Inc. ........................................................... 1,976 45,567
Helen of Troy Ltd. (a) .................................................... 337 40,713
Installed Building Products, Inc. ............................................ 386 70,568
Jack in the Box, Inc. ..................................................... 882 71,998
KB Home ............................................................ 1,362 85,070
Kontoor Brands, Inc. .................................................... 1,046 65,291
Laureate Education, Inc. .................................................. 5,359 73,472
La-Z-Boy, Inc. ......................................................... 2,003 73,951
LCI Industries ......................................................... 480 60,341
Leslie's, Inc. (a) ........................................................ 5,663 39,131
Levi Strauss & Co. , Class A ............................................... 4,231 69,981
LGI Homes, Inc. (a) ..................................................... 447 59,522
Life Time Group Holdings, Inc. (a) ........................................... 2,632 39,691
M/I Homes, Inc. (a) ...................................................... 703 96,831
MDC Holdings, Inc. ..................................................... 1,506 83,206

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Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Meritage Homes Corp. ................................................... 471 $ 82,048
Mister Car Wash, Inc. (a) .................................................. 6,871 59,365
Modine Manufacturing Co. (a) .............................................. 791 47,223
Monarch Casino & Resort, Inc. ............................................. 1,262 87,267
National Vision Holdings, Inc. (a) ............................................ 1,846 38,637
Nordstrom, Inc. ........................................................ 2,307 42,564
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 767 58,208
Oxford Industries, Inc. ................................................... 578 57,800
Papa John's International, Inc. .............................................. 883 67,311
Patrick Industries, Inc. ................................................... 753 75,564
Portillo's, Inc. , Class A (a) ................................................. 2,799 44,588
Red Rock Resorts, Inc. , Class A ............................................. 1,684 89,808
SeaWorld Entertainment, Inc. (a) ............................................ 1,226 64,770
Signet Jewelers Ltd. ..................................................... 648 69,504
Six Flags Entertainment Corp. (a) ............................................ 1,947 48,831
Skyline Champion Corp. (a) ................................................ 731 54,284
Steven Madden Ltd. ..................................................... 1,976 82,992
Strategic Education, Inc. .................................................. 989 91,354
Stride, Inc. (a) .......................................................... 1,153 68,454
Target Hospitality Corp. (a) (b) .............................................. 2,572 25,026
Taylor Morrison Home Corp. (a) ............................................ 1,520 81,092
The Buckle, Inc. ........................................................ 2,006 95,325
The Cheesecake Factory, Inc. .............................................. 1,954 68,409
The ODP Corp. (a) ...................................................... 1,262 71,051
Topgolf Callaway Brands Corp. (a) ........................................... 3,474 49,817
Travel + Leisure Co. ..................................................... 1,686 65,906
Tri Pointe Homes, Inc. (a) ................................................. 2,174 76,960
Urban Outfitters, Inc. (a) .................................................. 1,569 55,998
Victoria's Secret & Co. (a) ................................................. 2,031 53,903
Visteon Corp. (a) ........................................................ 473 59,078
Winmark Corp. ........................................................ 216 90,191
Winnebago Industries, Inc. ................................................ 944 68,799
Worthington Enterprises, Inc. .............................................. 781 44,946
XPEL, Inc. (a) ......................................................... 664 35,756
YETI Holdings, Inc. (a) ................................................... 989 51,210
5,066,002
Consumer Staples (8.0%):
BellRing Brands, Inc. (a) .................................................. 2,031 112,578
Cal-Maine Foods, Inc. ................................................... 1,256 72,082
Central Garden & Pet Co. , Class A (a) ........................................ 1,807 79,580
Coca-Cola Consolidated, Inc. .............................................. 84 77,986
Edgewell Personal Care Co. ............................................... 2,037 74,615
elf Beauty, Inc. (a) ....................................................... 304 43,879
Fresh Del Monte Produce, Inc. ............................................. 3,202 84,053
Grocery Outlet Holding Corp. (a) ............................................ 2,447 65,971
Herbalife Ltd. (a) ....................................................... 2,496 38,089
Ingles Markets, Inc. , Class A ............................................... 1,266 109,344
Inter Parfums, Inc. ...................................................... 414 59,620
J & J Snack Foods Corp. .................................................. 594 99,281
John B Sanfilippo & Son, Inc. .............................................. 804 82,844
MGP Ingredients, Inc. .................................................... 562 55,368
National Beverage Corp. (a) ................................................ 1,572 78,160
Nu Skin Enterprises, Inc. , Class A ........................................... 3,026 58,765
Olaplex Holdings, Inc. (a) ................................................. 13,542 34,397
PriceSmart, Inc. ........................................................ 997 75,553
Seaboard Corp. ........................................................ 26 92,823
Spectrum Brands Holdings, Inc. ............................................ 924 73,707
Sprouts Farmers Market, Inc. (a) ............................................ 1,641 78,949
The Andersons, Inc. ..................................................... 1,143 65,768
The Boston Beer Co., Inc. , Class A (a) ........................................ 156 53,912
The Chefs' Warehouse, Inc. (a) .............................................. 2,164 63,687
The Duckhorn Portfolio, Inc. (a) ............................................. 6,801 66,990
The Simply Good Foods Co. (a) ............................................. 2,209 87,476

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Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
The Vita Coco Co., Inc. (a) ................................................ 1,558 $ 39,963
Tootsie Roll Industries, Inc. ................................................ 2,887 95,964
TreeHouse Foods, Inc. (a) ................................................. 1,830 75,853
United Natural Foods, Inc. (a) .............................................. 2,050 33,271
Universal Corp. ........................................................ 2,593 174,561
USANA Health Sciences, Inc. (a) ............................................ 1,298 69,573
Utz Brands, Inc. ........................................................ 4,501 73,096
Vector Group Ltd. ...................................................... 6,024 67,951
WD-40 Co. ........................................................... 298 71,243
Weis Markets, Inc. ...................................................... 1,161 74,258
2,661,210
Energy (4.4%):
Archrock, Inc. ......................................................... 4,742 73,027
Cactus, Inc. , Class A ..................................................... 963 43,720
California Resources Corp. ................................................ 1,143 62,499
Callon Petroleum Co. (a) .................................................. 1,128 36,547
CNX Resources Corp. (a) ................................................. 3,030 60,600
Comstock Resources, Inc. (b) ............................................... 3,322 29,400
CONSOL Energy, Inc. ................................................... 508 51,069
Crescent Energy Co. , Class A .............................................. 3,794 50,119
CVR Energy, Inc. ....................................................... 1,497 45,359
Diamond Offshore Drilling, Inc. (a) .......................................... 2,679 34,827
Excelerate Energy, Inc. , Class A ............................................ 2,952 45,638
Gulfport Energy Corp. (a) ................................................. 382 50,882
International Seaways, Inc. ................................................ 1,153 52,438
Kinetik Holdings, Inc. ................................................... 2,023 67,568
Kosmos Energy Ltd. (a) ................................................... 5,763 38,670
Liberty Energy, Inc. ..................................................... 2,977 54,003
Magnolia Oil & Gas Corp. , Class A .......................................... 2,550 54,290
Northern Oil and Gas, Inc. ................................................ 1,274 47,227
Oceaneering International, Inc. (a) ........................................... 1,882 40,049
Par Pacific Holdings, Inc. (a) ............................................... 1,559 56,701
Patterson-UTI Energy, Inc. ................................................ 2,883 31,136
Peabody Energy Corp. ................................................... 2,299 55,912
Permian Resources Corp. ................................................. 2,964 40,310
RPC, Inc. ............................................................ 5,767 41,984
Sitio Royalties Corp. , Class A .............................................. 2,164 50,876
SM Energy Co. ........................................................ 1,066 41,276
Talos Energy, Inc. (a) ..................................................... 2,306 32,814
Tidewater, Inc. (a) ....................................................... 649 46,799
Weatherford International PLC (a) ........................................... 564 55,176
World Kinect Corp. ..................................................... 2,934 66,837
1,457,753
Financials (21.7%):
Ameris Bancorp ........................................................ 1,274 67,586
Artisan Partners Asset Management, Inc. , Class A ................................ 1,928 85,179
AssetMark Financial Holdings, Inc. (a) ........................................ 2,324 69,604
Associated Banc-Corp. ................................................... 3,264 69,817
Assured Guaranty Ltd. ................................................... 1,391 104,089
Atlantic Union Bankshares Corp. ............................................ 1,698 62,045
Axos Financial, Inc. (a) ................................................... 999 54,545
B Riley Financial, Inc. (b) ................................................. 604 12,678
BancFirst Corp. ........................................................ 646 62,875
Bank of Hawaii Corp. .................................................... 729 52,823
BankUnited, Inc. ....................................................... 1,523 49,391
Banner Corp. .......................................................... 1,309 70,110
BGC Group, Inc. , Class A ................................................. 9,167 66,186
Bread Financial Holdings, Inc. ............................................. 1,118 36,827
Cathay General Bancorp .................................................. 1,728 77,017
City Holding Co. ....................................................... 903 99,565
CNO Financial Group, Inc. ................................................ 2,933 81,831
Cohen & Steers, Inc. .................................................... 1,133 85,802

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Columbia Banking System, Inc. ............................................ 2,174 $ 58,002
Community Bank System, Inc. ............................................. 1,208 62,949
CVB Financial Corp. .................................................... 2,574 51,969
Donnelley Financial Solutions, Inc. (a) ........................................ 1,132 70,603
Enova International, Inc. (a) ................................................ 1,154 63,885
Enstar Group Ltd. (a) .................................................... 378 111,264
Enterprise Financial Services Corp. .......................................... 1,750 78,137
EVERTEC, Inc. ........................................................ 2,066 84,582
FB Financial Corp. ...................................................... 1,723 68,662
Federal Agricultural Mortgage Corp. , Class C ................................... 430 82,225
Federated Hermes, Inc. ................................................... 2,542 86,072
First Bancorp .......................................................... 1,892 70,023
First Bancorp .......................................................... 4,317 71,015
First Commonwealth Financial Corp. ......................................... 4,738 73,155
First Financial Bancorp ................................................... 2,998 71,202
First Hawaiian, Inc. ..................................................... 2,841 64,945
First Interstate BancSystem, Inc. , Class A ...................................... 2,157 66,328
First Merchants Corp. .................................................... 1,999 74,123
FirstCash Holdings, Inc. .................................................. 1,041 112,834
Fulton Financial Corp. ................................................... 4,339 71,420
Genworth Financial, Inc. (a) ................................................ 9,178 61,309
Goosehead Insurance, Inc. , Class A (a) ........................................ 617 46,769
Hamilton Lane, Inc. , Class A ............................................... 789 89,504
Hancock Whitney Corp. .................................................. 1,323 64,285
Heartland Financial USA, Inc. .............................................. 1,656 62,282
Hilltop Holdings, Inc. .................................................... 2,099 73,906
Hope Bancorp, Inc. ..................................................... 5,397 65,196
Independent Bank Corp. .................................................. 1,009 66,402
Independent Bank Group, Inc. .............................................. 1,132 57,596
International Bancshares Corp. ............................................. 1,616 87,781
Jackson Financial, Inc. , Class A ............................................. 1,237 63,334
Lakeland Financial Corp. ................................................. 1,138 74,152
Live Oak Bancshares, Inc. ................................................ 1,107 50,368
MGIC Investment Corp. .................................................. 5,409 104,340
Moelis & Co. , Class A ................................................... 1,357 76,168
Mr. Cooper Group, Inc. (a) ................................................. 1,250 81,400
National Bank Holdings Corp. , Class A ....................................... 1,733 64,450
National Western Life Group, Inc. , Class A ..................................... 70 33,811
Navient Corp. ......................................................... 4,266 79,433
NBT Bancorp, Inc. ...................................................... 1,739 72,881
NCR Atleos Corp. (a) .................................................... 966 23,464
Nelnet, Inc. , Class A ..................................................... 1,414 124,743
NMI Holdings, Inc. , Class A (a) ............................................. 2,820 83,698
Northwest Bancshares, Inc. ................................................ 6,738 84,090
OFG Bancorp ......................................................... 2,224 83,356
Pacific Premier Bancorp, Inc. .............................................. 2,166 63,052
Palomar Holdings, Inc. (a) ................................................. 990 54,945
Park National Corp. ..................................................... 610 81,045
Pathward Financial, Inc. .................................................. 1,167 61,769
Payoneer Global, Inc. (a) .................................................. 7,356 38,325
PennyMac Financial Services, Inc. .......................................... 916 80,947
Piper Sandler Cos. ...................................................... 462 80,790
PJT Partners, Inc. , Class A ................................................ 994 101,259
PROG Holdings, Inc. (a) .................................................. 1,312 40,554
Provident Financial Services, Inc. ........................................... 3,870 69,776
Radian Group, Inc. ...................................................... 3,417 97,555
Renasant Corp. ........................................................ 2,140 72,075
Seacoast Banking Corp. of Florida ........................................... 1,812 51,570
ServisFirst Bancshares, Inc. ............................................... 764 50,905
Shift4 Payments, Inc. , Class A (a) ............................................ 794 59,026
Simmons First National Corp. , Class A ....................................... 3,064 60,790
SLM Corp. ........................................................... 4,037 77,187
Stellar Bancorp, Inc. ..................................................... 2,656 73,943
StepStone Group, Inc. , Class A ............................................. 1,964 62,514

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Stewart Information Services Corp. .......................................... 1,474 $ 86,597
Stock Yards Bancorp, Inc. ................................................. 1,300 66,937
StoneX Group, Inc. (a) ................................................... 876 64,675
Texas Capital Bancshares, Inc. (a) ........................................... 746 48,214
The Bancorp, Inc. (a) ..................................................... 1,076 41,491
Towne Bank .......................................................... 3,036 90,351
TPG, Inc. ............................................................ 2,062 89,017
Triumph Financial, Inc. (a) ................................................. 804 64,465
Trustmark Corp. ........................................................ 2,481 69,170
UMB Financial Corp. .................................................... 732 61,159
United Community Banks, Inc. ............................................. 2,063 60,363
UWM Holdings Corp. ................................................... 7,302 52,209
Victory Capital Holdings, Inc. , Class A (c) ..................................... 2,233 76,905
Virtu Financial, Inc. , Class A ............................................... 3,811 77,211
Virtus Investment Partners, Inc. ............................................. 292 70,594
WaFd, Inc. ............................................................ 2,176 71,721
Walker & Dunlop, Inc. ................................................... 671 74,488
WesBanco, Inc. ........................................................ 2,250 70,583
Westamerica Bancorp .................................................... 1,647 92,907
White Mountains Insurance Group Ltd. ....................................... 54 81,271
WSFS Financial Corp. ................................................... 1,327 60,949
7,225,387
Health Care (5.3%):
AdaptHealth Corp. (a) .................................................... 2,934 21,389
Addus HomeCare Corp. (a) ................................................ 570 52,924
Agiliti, Inc. (a) ......................................................... 3,868 30,635
AMN Healthcare Services, Inc. (a) ........................................... 691 51,742
Amphastar Pharmaceuticals, Inc. (a) .......................................... 924 57,149
Apollo Medical Holdings, Inc. (a) ........................................... 1,168 44,734
Catalyst Pharmaceuticals, Inc. (a) ............................................ 2,554 42,933
Certara, Inc. (a) ......................................................... 2,713 47,722
CONMED Corp. ....................................................... 530 58,040
Corcept Therapeutics, Inc. (a) .............................................. 1,573 51,091
CorVel Corp. (a) ........................................................ 368 90,973
Doximity, Inc. , Class A (a) ................................................. 1,691 47,416
Dynavax Technologies Corp. (a) ............................................. 4,380 61,232
GoodRx Holdings, Inc. , Class A (a) .......................................... 4,374 29,306
Haemonetics Corp. (a) .................................................... 819 70,033
Harmony Biosciences Holdings, Inc. (a) ....................................... 1,159 37,436
Integer Holdings Corp. (a) ................................................. 801 79,363
Kiniksa Pharmaceuticals Ltd. , Class A (a) ...................................... 2,112 37,044
Lantheus Holdings, Inc. (a) ................................................ 661 40,982
LeMaitre Vascular, Inc. ................................................... 1,102 62,549
Ligand Pharmaceuticals, Inc. (a) ............................................. 903 64,492
Maravai LifeSciences Holdings, Inc. , Class A (a) ................................. 3,848 25,204
Merit Medical Systems, Inc. (a) ............................................. 1,306 99,204
Patterson Cos., Inc. ..................................................... 2,374 67,540
Pediatrix Medical Group, Inc. (a) ............................................ 4,512 41,962
Premier, Inc. , Class A .................................................... 3,124 69,853
Privia Health Group, Inc. (a) ............................................... 1,961 45,162
Progyny, Inc. (a) ........................................................ 1,200 44,616
Schrodinger, Inc. (a) ..................................................... 744 26,635
Select Medical Holdings Corp. ............................................. 2,344 55,084
STAAR Surgical Co. (a) .................................................. 953 29,743
Supernus Pharmaceuticals, Inc. (a) ........................................... 2,187 63,292
U.S. Physical Therapy, Inc. ................................................ 633 58,958
UFP Technologies, Inc. (a) ................................................. 322 55,397
1,761,835
Industrials (23.1%):
AAON, Inc. ........................................................... 979 72,319
AAR Corp. (a) ......................................................... 1,257 78,437
ABM Industries, Inc. .................................................... 2,014 90,288

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Air Transport Services Group, Inc. (a) ......................................... 1,940 $ 34,163
Alamo Group, Inc. ...................................................... 407 85,547
Albany International Corp. ................................................ 913 89,675
Allegiant Travel Co. ..................................................... 456 37,670
Allison Transmission Holdings, Inc. ......................................... 1,362 79,200
Ameresco, Inc. , Class A (a) ................................................ 854 27,046
American Woodmark Corp. (a) .............................................. 724 67,223
ArcBest Corp. ......................................................... 461 55,417
Arcosa, Inc. ........................................................... 828 68,426
Armstrong World Industries, Inc. ............................................ 1,124 110,512
Array Technologies, Inc. (a) (b) .............................................. 1,273 21,386
ASGN, Inc. (a) ......................................................... 828 79,629
Astec Industries, Inc. .................................................... 994 36,977
Barnes Group, Inc. ...................................................... 2,094 68,327
Beacon Roofing Supply, Inc. (a) ............................................. 849 73,880
Boise Cascade Co. ...................................................... 621 80,333
Brady Corp. , Class A .................................................... 1,996 117,145
Casella Waste Systems, Inc. (a) ............................................. 1,114 95,202
CBIZ, Inc. (a) .......................................................... 1,699 106,340
Comfort Systems USA, Inc. ............................................... 339 69,722
Construction Partners, Inc. , Class A (a) ........................................ 1,462 63,626
Core & Main, Inc. , Class A (a) .............................................. 2,296 92,781
CoreCivic, Inc. (a) ...................................................... 5,070 73,667
CSG Systems International, Inc. ............................................ 1,390 73,962
CSW Industrials, Inc. .................................................... 402 83,379
Dycom Industries, Inc. (a) ................................................. 577 66,407
Encore Wire Corp. ...................................................... 320 68,352
Energy Recovery, Inc. (a) ................................................. 2,107 39,696
Enerpac Tool Group Corp. ................................................ 2,862 88,980
EnerSys .............................................................. 580 58,557
Enpro, Inc. ........................................................... 462 72,414
Esab Corp. ............................................................ 1,039 89,998
ESCO Technologies, Inc. ................................................. 754 88,241
Federal Signal Corp. ..................................................... 1,314 100,836
First Advantage Corp. .................................................... 4,511 74,747
Flowserve Corp. ........................................................ 1,864 76,834
Forward Air Corp. ...................................................... 634 39,860
Franklin Electric Co., Inc. ................................................. 856 82,732
FTAI Aviation Ltd. ...................................................... 1,628 75,539
GATX Corp. .......................................................... 819 98,460
Gibraltar Industries, Inc. (a) ................................................ 868 68,555
GMS, Inc. (a) .......................................................... 974 80,287
Granite Construction, Inc. ................................................. 1,936 98,465
H&E Equipment Services, Inc. ............................................. 1,124 58,808
Hayward Holdings, Inc. (a) ................................................ 3,618 49,205
Helios Technologies, Inc. ................................................. 1,036 46,983
Herc Holdings, Inc. ..................................................... 354 52,707
Hillenbrand, Inc. ....................................................... 1,410 67,469
HNI Corp. ............................................................ 1,873 78,348
Hub Group, Inc. , Class A (a) ............................................... 931 85,596
Huron Consulting Group, Inc. (a) ............................................ 524 53,867
ICF International, Inc. ................................................... 600 80,454
Insperity, Inc. .......................................................... 626 73,380
Janus International Group, Inc. (a) ........................................... 5,636 73,550
JELD-WEN Holding, Inc. (a) ............................................... 2,878 54,337
JetBlue Airways Corp. (a) ................................................. 8,116 45,044
John Bean Technologies Corp. .............................................. 594 59,073
Kadant, Inc. ........................................................... 324 90,820
Kennametal, Inc. ....................................................... 2,424 62,515
Kforce, Inc. ........................................................... 1,184 79,991
Kirby Corp. (a) ......................................................... 953 74,791
Korn Ferry ........................................................... 1,598 94,841
Leonardo DRS, Inc. (a) ................................................... 3,828 76,713
Lindsay Corp. ......................................................... 504 65,097

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
ManpowerGroup, Inc. ................................................... 994 $ 78,993
Marten Transport Ltd. .................................................... 3,881 81,423
Masterbrand, Inc. (a) ..................................................... 3,140 46,629
Matson, Inc. .......................................................... 648 71,021
Maximus, Inc. ......................................................... 1,102 92,414
McGrath RentCorp. ..................................................... 854 102,155
MillerKnoll, Inc. ....................................................... 2,622 69,955
Moog, Inc. , Class A ..................................................... 627 90,777
MSC Industrial Direct Co., Inc. ............................................. 1,051 106,424
Mueller Industries, Inc. ................................................... 1,624 76,572
Mueller Water Products, Inc. , Class A ........................................ 4,810 69,264
MYR Group, Inc. (a) ..................................................... 468 67,687
NOW, Inc. (a) .......................................................... 4,983 56,408
NV5 Global, Inc. (a) ..................................................... 601 66,783
Parsons Corp. (a) ....................................................... 1,590 99,709
PGT Innovations, Inc. (a) .................................................. 2,204 89,703
Primoris Services Corp. .................................................. 2,114 70,206
Resideo Technologies, Inc. (a) .............................................. 3,379 63,593
Rush Enterprises, Inc. , Class A ............................................. 2,060 103,618
RXO, Inc. (a) .......................................................... 3,181 73,990
Schneider National, Inc. , Class B ............................................ 2,667 67,875
Shoals Technologies Group, Inc. , Class A (a) .................................... 1,828 28,407
Simpson Manufacturing Co., Inc. ........................................... 430 85,131
SPX Technologies, Inc. (a) ................................................. 687 69,394
Standex International Corp. ................................................ 489 77,448
Sterling Infrastructure, Inc. (a) .............................................. 594 52,230
SunPower Corp. (a) (b) .................................................... 5,000 24,150
Tennant Co. ........................................................... 839 77,767
Terex Corp. ........................................................... 850 48,841
The AZEK Co., Inc. (a) ................................................... 1,650 63,113
The Brink's Co. ........................................................ 862 75,813
The Greenbrier Cos., Inc. ................................................. 892 39,409
Trinity Industries, Inc. ................................................... 2,399 63,789
TTEC Holdings, Inc. .................................................... 1,744 37,792
UniFirst Corp. ......................................................... 466 85,236
Verra Mobility Corp. (a) .................................................. 4,779 110,060
Vicor Corp. (a) ......................................................... 344 15,459
Watts Water Technologies, Inc. , Class A ....................................... 453 94,378
Werner Enterprises, Inc. .................................................. 2,046 86,689
Zurn Elkay Water Solutions Corp. ........................................... 2,114 62,173
7,667,306
Information Technology (8.5%):
ACI Worldwide, Inc. (a) .................................................. 2,300 70,380
Advanced Energy Industries, Inc. ........................................... 539 58,708
Aehr Test Systems (a) .................................................... 456 12,098
Agilysys, Inc. (a) ....................................................... 744 63,106
Alarm.com Holdings, Inc. (a) ............................................... 894 57,770
AppLovin Corp. , Class A (a) ............................................... 669 26,660
Avnet, Inc. ............................................................ 1,717 86,537
Axcelis Technologies, Inc. (a) .............................................. 246 31,904
Badger Meter, Inc. ...................................................... 441 68,077
Belden, Inc. ........................................................... 804 62,109
BlackLine, Inc. (a) ...................................................... 896 55,946
Calix, Inc. (a) .......................................................... 1,097 47,928
Cohu, Inc. (a) .......................................................... 1,803 63,808
Corsair Gaming, Inc. (a) .................................................. 3,678 51,860
CTS Corp. ............................................................ 1,620 70,859
Digi International, Inc. (a) ................................................. 1,694 44,044
Diodes, Inc. (a) ......................................................... 739 59,504
DoubleVerify Holdings, Inc. (a) ............................................. 1,551 57,046
ePlus, Inc. (a) .......................................................... 898 71,696
Extreme Networks, Inc. (a) ................................................ 1,679 29,618
Harmonic, Inc. (a) ....................................................... 3,733 48,678

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Insight Enterprises, Inc. (a) ................................................ 513 $ 90,898
InterDigital, Inc. ....................................................... 741 80,428
Itron, Inc. (a) .......................................................... 771 58,218
MaxLinear, Inc. (a) ...................................................... 1,549 36,820
Methode Electronics, Inc. ................................................. 1,900 43,187
MicroStrategy, Inc. (a) .................................................... 74 46,740
N-able, Inc. (a) ......................................................... 4,474 59,280
NCR Voyix Corp. (a) ..................................................... 1,931 32,653
NetScout Systems, Inc. (a) ................................................. 2,356 51,714
Onto Innovation, Inc. (a) .................................................. 359 54,891
OSI Systems, Inc. (a) ..................................................... 511 65,945
PDF Solutions, Inc. (a) ................................................... 1,444 46,410
Perficient, Inc. (a) ....................................................... 717 47,193
Photronics, Inc. (a) ...................................................... 2,249 70,551
Plexus Corp. (a) ........................................................ 691 74,718
Progress Software Corp. .................................................. 1,529 83,025
Qualys, Inc. (a) ......................................................... 439 86,167
Rambus, Inc. (a) ........................................................ 812 55,419
Rogers Corp. (a) ........................................................ 537 70,922
Sanmina Corp. (a) ....................................................... 1,249 64,161
Super Micro Computer, Inc. (a) ............................................. 98 27,857
Teradata Corp. (a) ....................................................... 1,223 53,213
TTM Technologies, Inc. (a) ................................................ 4,071 64,362
Ultra Clean Holdings, Inc. (a) .............................................. 1,422 48,547
Veeco Instruments, Inc. (a) ................................................. 2,223 68,980
Viavi Solutions, Inc. (a) ................................................... 7,611 76,643
Vishay Intertechnology, Inc. ............................................... 2,348 56,282
Vontier Corp. .......................................................... 2,564 88,586
2,842,146
Materials (5.3%):
Alpha Metallurgical Resources, Inc. .......................................... 250 84,730
Arch Resources, Inc. .................................................... 426 70,690
Avient Corp. .......................................................... 1,574 65,431
Balchem Corp. ......................................................... 599 89,101
Cabot Corp. ........................................................... 979 81,747
Carpenter Technology Corp. ............................................... 801 56,711
Compass Minerals International, Inc. ......................................... 1,743 44,133
Ecovyst, Inc. (a) ........................................................ 5,996 58,581
Greif, Inc. , Class A ...................................................... 1,094 71,756
H.B. Fuller Co. ........................................................ 1,077 87,679
Ingevity Corp. (a) ....................................................... 984 46,465
Innospec, Inc. ......................................................... 816 100,564
Kaiser Aluminum Corp. .................................................. 654 46,558
Materion Corp. ........................................................ 440 57,257
Minerals Technologies, Inc. ................................................ 1,143 81,507
NewMarket Corp. ...................................................... 210 114,624
O-I Glass, Inc. (a) ....................................................... 2,794 45,766
Orion SA ............................................................. 2,547 70,628
Quaker Chemical Corp. .................................................. 331 70,642
Sensient Technologies Corp. ............................................... 1,403 92,598
Stepan Co. ............................................................ 918 86,797
Summit Materials, Inc. , Class A (a) .......................................... 1,883 72,420
Sylvamo Corp. ......................................................... 1,394 68,459
Warrior Met Coal, Inc. ................................................... 1,288 78,529
Worthington Steel, Inc. (a) ................................................. 781 21,946
1,765,319
Real Estate (1.2%):
eXp World Holdings, Inc. ................................................. 1,762 27,346
Howard Hughes Holdings, Inc. (a) ........................................... 966 82,641
Kennedy-Wilson Holdings, Inc. ............................................. 4,074 50,436
Marcus & Millichap, Inc. ................................................. 2,190 95,659
Newmark Group, Inc. , Class A ............................................. 6,877 75,372

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
The St. Joe Co. ........................................................ 1,063 $ 63,972
395,426
Utilities (4.4%):
ALLETE, Inc. ......................................................... 1,860 113,758
American States Water Co. ................................................ 1,104 88,784
Avista Corp. .......................................................... 2,937 104,968
California Water Service Group ............................................. 1,799 93,314
Chesapeake Utilities Corp. ................................................ 978 103,306
Clearway Energy, Inc. , Class C ............................................. 3,739 102,561
MGE Energy, Inc. ...................................................... 1,358 98,197
Middlesex Water Co. .................................................... 1,081 70,935
Northwest Natural Holding Co. ............................................. 2,531 98,557
Northwestern Energy Group, Inc. ........................................... 2,258 114,910
ONE Gas, Inc. ......................................................... 1,334 85,002
Otter Tail Corp. ........................................................ 858 72,904
Portland General Electric Co. .............................................. 2,328 100,895
SJW Group ........................................................... 1,428 93,320
Spire, Inc. ............................................................ 1,784 111,215
1,452,626
Total Common Stocks (Cost $29,142,123) 33,107,843
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (d) ........ 40,668 40,668
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (d) ............ 40,668 40,668
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (d) ............... 40,668 40,668
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (d) . 40,668 40,668
Total Collateral for Securities Loaned (Cost $162,672) 162,672
Total Investments (Cost $29,304,795) — 100.0% 33,270,515
Liabilities in excess of other assets — 0.0%(e) (7,495)
NET ASSETS - 100.00% $ 33,263,020
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security. (See Note 9 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on December 31, 2023.
(e) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 1 3/15/24 $ 95,115 $ 102,385 $ 7,270
Total unrealized appreciation $ 7,270
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 7,270

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares International Volatility Wtd ETF
40
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.1%)
Australia (5.8%):
Communication Services (0.5%):
REA Group Ltd. ........................................................ 1,492 $ 184,139
Telstra Group Ltd. ...................................................... 115,449 311,476
495,615
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 6,833 190,031
Wesfarmers Ltd. ........................................................ 6,527 253,648
443,679
Consumer Staples (0.6%):
Coles Group Ltd. ....................................................... 24,799 272,188
Woolworths Group Ltd. .................................................. 10,580 268,144
540,332
Energy (0.4%):
Santos Ltd. ........................................................... 36,090 186,870
Woodside Energy Group Ltd. .............................................. 6,292 133,146
320,016
Financials (1.9%):
ANZ Group Holdings Ltd. ................................................ 13,374 236,176
Commonwealth Bank of Australia ........................................... 3,481 265,146
Insurance Australia Group Ltd. ............................................. 48,737 187,938
Macquarie Group Ltd. ................................................... 1,632 204,175
National Australia Bank Ltd. ............................................... 10,508 219,784
QBE Insurance Group Ltd. ................................................ 18,295 184,598
Suncorp Group Ltd. ..................................................... 22,517 212,471
Westpac Banking Corp. .................................................. 15,525 242,218
1,752,506
Health Care (0.7%):
Cochlear Ltd. .......................................................... 1,071 217,932
CSL Ltd. ............................................................. 1,273 248,610
Sonic Healthcare Ltd. .................................................... 7,452 162,872
629,414
Industrials (0.4%):
Brambles Ltd. ......................................................... 23,513 217,864
Computershare Ltd. ..................................................... 9,410 156,365
374,229
Information Technology (0.1%):
WiseTech Global Ltd. .................................................... 2,231 114,561
Materials (0.7%):
BHP Group Ltd. ........................................................ 5,989 205,689
Fortescue Ltd. ......................................................... 9,022 178,377
Rio Tinto Ltd. ......................................................... 2,340 216,275
600,341
5,270,693
Austria (0.5%):
Energy (0.1%):
OMV AG ............................................................ 2,929 128,578
Financials (0.2%):
Erste Group Bank AG .................................................... 3,981 161,400
Utilities (0.2%):
Verbund AG .......................................................... 1,716 159,201
449,179

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VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Belgium (1.1%):
Consumer Staples (0.3%):
Anheuser-Busch InBev SA ................................................ 3,902 $ 251,617
Financials (0.4%):
Groupe Bruxelles Lambert NV ............................................. 2,885 226,798
KBC Group NV ........................................................ 2,314 149,982
376,780
Health Care (0.2%):
UCB SA ............................................................. 2,064 179,754
Materials (0.2%):
Solvay SA , Class A ..................................................... 1,399 42,821
Syensqo SA (a) ......................................................... 1,399 145,558
188,379
996,530
Canada (12.2%):
Communication Services (0.8%):
BCE, Inc. ............................................................ 7,403 291,505
Rogers Communications, Inc. , Class B ........................................ 5,033 235,638
TELUS Corp. (b) ....................................................... 14,177 252,316
779,459
Consumer Discretionary (0.7%):
Dollarama, Inc. ........................................................ 3,775 272,077
Magna International, Inc. ................................................. 1,933 114,223
Restaurant Brands International, Inc. (b) ....................................... 3,461 270,449
656,749
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc. ............................................. 4,072 239,820
George Weston Ltd. ..................................................... 2,193 272,284
Loblaw Cos. Ltd. ....................................................... 2,826 273,620
Metro, Inc. ........................................................... 5,726 296,435
1,082,159
Energy (1.7%):
ARC Resources Ltd. ..................................................... 7,757 115,163
Cameco Corp. ......................................................... 3,466 149,455
Canadian Natural Resources Ltd. ............................................ 2,151 140,938
Cenovus Energy, Inc. .................................................... 5,546 92,426
Enbridge, Inc. ......................................................... 6,890 248,059
Imperial Oil Ltd. ....................................................... 2,446 139,349
Pembina Pipeline Corp. .................................................. 7,158 246,470
Suncor Energy, Inc. ..................................................... 4,173 133,704
TC Energy Corp. ....................................................... 4,677 182,717
Tourmaline Oil Corp. .................................................... 2,344 105,426
1,553,707
Financials (4.0%):
Bank of Montreal ....................................................... 2,788 275,896
Brookfield Asset Management Ltd. , Class A .................................... 4,011 161,118
Brookfield Corp. ....................................................... 4,125 165,479
Canadian Imperial Bank of Commerce ........................................ 5,590 269,184
Fairfax Financial Holdings Ltd. ............................................. 213 196,539
Great-West Lifeco, Inc. ................................................... 10,600 350,906
Intact Financial Corp. .................................................... 1,898 292,042
Manulife Financial Corp. ................................................. 12,294 271,695
National Bank of Canada ................................................. 3,267 249,051
Power Corp. of Canada ................................................... 10,144 290,102
Royal Bank of Canada ................................................... 3,117 315,252
Sun Life Financial, Inc. .................................................. 6,055 314,061
The Bank of Nova Scotia ................................................. 4,905 238,790

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VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
The Toronto-Dominion Bank ............................................... 3,653 $ 236,071
3,626,186
Industrials (1.4%):
Canadian National Railway Co. ............................................. 2,077 261,095
Canadian Pacific Kansas City Ltd. ........................................... 2,455 194,265
TFI International, Inc. .................................................... 921 125,293
Thomson Reuters Corp. .................................................. 1,645 240,536
Waste Connections, Inc. .................................................. 1,883 281,206
WSP Global, Inc. ....................................................... 1,453 203,699
1,306,094
Information Technology (0.7%):
CGI, Inc. (a) ........................................................... 2,188 234,423
Constellation Software, Inc. ............................................... 92 228,127
Open Text Corp. ........................................................ 3,458 145,351
607,901
Materials (0.8%):
Agnico Eagle Mines Ltd. ................................................. 2,902 159,129
First Quantum Minerals Ltd. ............................................... 2,909 23,823
Franco-Nevada Corp. .................................................... 1,181 130,829
Ivanhoe Mines Ltd. (a) ................................................... 9,436 91,518
Nutrien Ltd. ........................................................... 2,016 113,589
Teck Resources Ltd. , Class B .............................................. 2,242 94,780
Wheaton Precious Metals Corp. ............................................. 3,330 164,301
777,969
Utilities (0.9%):
Emera, Inc. ........................................................... 6,513 247,267
Fortis, Inc. ............................................................ 6,240 256,731
Hydro One Ltd. (c) ...................................................... 9,752 292,214
796,212
11,186,436
Chile (0.2%):
Materials (0.2%):
Antofagasta PLC ....................................................... 6,170 132,060
Denmark (1.9%):
Consumer Discretionary (0.2%):
Pandora A/S .......................................................... 1,104 152,596
Consumer Staples (0.2%):
Carlsberg A/S , Class B ................................................... 1,512 189,641
Financials (0.4%):
Danske Bank A/S ....................................................... 6,358 169,886
Tryg A/S ............................................................. 11,364 247,259
417,145
Health Care (0.5%):
Coloplast A/S , Class B ................................................... 1,621 185,353
Genmab A/S (a) ........................................................ 425 135,655
Novo Nordisk A/S , Class B ................................................ 1,351 139,693
460,701
Industrials (0.3%):
AP Moller - Maersk A/S , Class B ........................................... 60 107,887
DSV A/S ............................................................. 804 141,175
249,062
Materials (0.2%):
Novozymes A/S , Class B ................................................. 4,139 227,502

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.1%):
Orsted A/S (c) .......................................................... 1,419 $ 78,669
1,775,316
Finland (1.6%):
Energy (0.1%):
Neste Oyj ............................................................ 3,255 115,727
Financials (0.5%):
Mandatum Oyj (a) ....................................................... 4,828 21,690
Nordea Bank Abp ....................................................... 14,947 184,894
Sampo Oyj , A Shares .................................................... 4,844 211,787
418,371
Industrials (0.3%):
Kone Oyj , Class B ...................................................... 3,678 183,340
Metso Oyj ............................................................ 11,624 117,656
300,996
Information Technology (0.1%):
Nokia Oyj ............................................................ 38,065 128,233
Materials (0.4%):
Stora Enso Oyj , Class R .................................................. 9,392 129,845
UPM-Kymmene Oyj .................................................... 5,100 191,737
321,582
Utilities (0.2%):
Fortum Oyj ........................................................... 11,136 160,533
1,445,442
France (8.6%):
Communication Services (0.5%):
Orange SA ............................................................ 22,155 251,981
Publicis Groupe SA ..................................................... 2,027 187,942
439,923
Consumer Discretionary (1.2%):
Accor SA ............................................................ 4,445 169,761
Cie Generale des Etablissements Michelin SCA ................................. 5,647 202,329
Hermes International SCA ................................................ 71 150,376
Kering SA ............................................................ 257 113,187
LVMH Moet Hennessy Louis Vuitton SE ...................................... 178 144,135
Renault SA ........................................................... 2,954 120,334
Sodexo SA (b) ......................................................... 1,806 198,589
1,098,711
Consumer Staples (0.9%):
Carrefour SA .......................................................... 8,396 153,516
Danone SA ........................................................... 4,571 296,069
L'Oreal SA ........................................................... 414 205,935
Pernod Ricard SA ....................................................... 1,037 182,857
838,377
Energy (0.2%):
TotalEnergies SE ....................................................... 2,470 167,946
Financials (1.2%):
Amundi SA (c) ......................................................... 2,528 171,889
AXA SA ............................................................. 5,927 192,930
BNP Paribas SA ........................................................ 2,059 142,250
Credit Agricole SA ...................................................... 12,994 184,334
Edenred SE ........................................................... 3,998 238,920
Societe Generale SA ..................................................... 4,319 114,535

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Worldline SA (a) (c) ...................................................... 4,188 $ 72,438
1,117,296
Health Care (0.9%):
BioMerieux ........................................................... 1,800 199,876
EssilorLuxottica SA ..................................................... 891 178,601
Ipsen SA ............................................................. 1,354 161,262
Sanofi SA ............................................................ 1,849 183,194
Sartorius Stedim Biotech ................................................. 321 84,860
807,793
Industrials (2.7%):
Aeroports de Paris SA ................................................... 1,289 166,752
Airbus SE ............................................................ 1,265 195,176
Bouygues SA .......................................................... 6,162 232,071
Bureau Veritas SA ...................................................... 9,130 230,477
Cie de Saint-Gobain SA .................................................. 2,277 167,540
Eiffage SA ............................................................ 2,189 234,422
Getlink SE ............................................................ 13,075 239,070
Legrand SA ........................................................... 1,988 206,489
Safran SA ............................................................ 1,264 222,479
Schneider Electric SE .................................................... 904 181,387
Thales SA ............................................................ 1,208 178,608
Vinci SA ............................................................. 1,949 244,604
2,499,075
Information Technology (0.5%):
Capgemini SE ......................................................... 747 155,632
Dassault Systemes SE .................................................... 3,594 175,483
STMicroelectronics NV .................................................. 2,310 115,365
446,480
Materials (0.3%):
Air Liquide SA ........................................................ 1,240 241,058
Utilities (0.2%):
Veolia Environnement SA ................................................. 6,158 194,128
7,850,787
Germany (6.0%):
Communication Services (0.3%):
Deutsche Telekom AG ................................................... 10,409 249,896
Consumer Discretionary (0.6%):
Bayerische Motoren Werke AG ............................................. 1,664 185,105
Continental AG ........................................................ 1,567 133,045
Mercedes-Benz Group AG ................................................ 2,310 159,489
Puma SE ............................................................. 1,547 86,267
563,906
Consumer Staples (0.4%):
Beiersdorf AG ......................................................... 2,146 321,441
Financials (1.5%):
Allianz SE , Registered Shares .............................................. 903 241,159
Commerzbank AG ...................................................... 8,435 100,182
Deutsche Bank AG , Registered Shares ........................................ 10,441 142,493
Deutsche Boerse AG .................................................... 1,091 224,592
Hannover Rueck SE ..................................................... 913 217,981
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 540 223,579
Talanx AG ............................................................ 2,886 205,947
1,355,933
Health Care (0.5%):
Bayer AG , Registered Shares .............................................. 3,067 113,850

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Fresenius Medical Care AG ............................................... 2,690 $ 112,712
Fresenius SE & Co. KGaA ................................................ 4,567 141,502
Merck KGaA .......................................................... 830 132,018
500,082
Industrials (1.4%):
Brenntag SE .......................................................... 2,323 213,387
Daimler Truck Holding AG ................................................ 4,356 163,574
Deutsche Lufthansa AG , Registered Shares (a) .................................. 15,577 138,377
Deutsche Post AG ...................................................... 3,505 173,536
Knorr-Bremse AG ...................................................... 2,046 132,793
MTU Aero Engines AG .................................................. 685 147,629
Rheinmetall AG ........................................................ 444 140,655
Siemens AG , Registered Shares ............................................. 1,035 194,122
1,304,073
Information Technology (0.4%):
Infineon Technologies AG ................................................. 3,051 127,299
SAP SE .............................................................. 1,408 216,773
344,072
Materials (0.4%):
Heidelberg Materials AG ................................................. 2,081 185,920
Symrise AG ........................................................... 1,783 196,100
382,020
Utilities (0.5%):
E.ON SE ............................................................. 16,946 227,266
RWE AG ............................................................. 4,913 223,318
450,584
5,472,007
Hong Kong (2.9%):
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd. ........................................... 19,000 106,459
Financials (0.6%):
AIA Group Ltd. ........................................................ 15,411 134,310
Hang Seng Bank Ltd. .................................................... 14,914 173,909
Hong Kong Exchanges & Clearing Ltd. ....................................... 3,684 126,446
Prudential PLC ........................................................ 9,054 102,369
537,034
Industrials (0.5%):
CK Hutchison Holdings Ltd. ............................................... 35,262 188,996
MTR Corp. Ltd. ........................................................ 58,065 225,323
Techtronic Industries Co. Ltd. .............................................. 7,683 91,558
505,877
Real Estate (0.9%):
CK Asset Holdings Ltd. .................................................. 36,809 184,794
Henderson Land Development Co. Ltd. ....................................... 56,891 175,230
Sino Land Co. Ltd. ...................................................... 143,761 156,314
Sun Hung Kai Properties Ltd. .............................................. 15,904 172,011
Swire Pacific Ltd. , Class A ................................................ 17,515 148,272
836,621
Utilities (0.8%):
CLP Holdings Ltd. ...................................................... 26,500 218,735
Hong Kong & China Gas Co. Ltd. ........................................... 265,205 203,110
Power Assets Holdings Ltd. ............................................... 47,686 276,349
698,194
2,684,185

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Ireland (1.2%):
Consumer Staples (0.2%):
Kerry Group PLC , Class A ................................................ 2,194 $ 190,494
Financials (0.2%):
AIB Group PLC ........................................................ 26,624 114,024
Bank of Ireland Group PLC ............................................... 10,961 99,428
213,452
Industrials (0.4%):
Experian PLC ......................................................... 5,179 211,336
Kingspan Group PLC .................................................... 1,223 105,836
317,172
Materials (0.4%):
CRH PLC ............................................................ 2,876 198,287
Smurfit Kappa Group PLC ................................................ 3,431 136,421
334,708
1,055,826
Israel (0.5%):
Financials (0.3%):
Bank Hapoalim BM ..................................................... 17,397 156,757
Bank Leumi Le-Israel BM ................................................ 18,701 150,883
307,640
Information Technology (0.2%):
Nice Ltd. (a) ........................................................... 663 133,978
441,618
Italy (2.9%):
Communication Services (0.2%):
Infrastrutture Wireless Italiane SpA (c) ........................................ 15,522 196,175
Consumer Discretionary (0.1%):
Moncler SpA .......................................................... 2,183 134,215
Consumer Staples (0.2%):
Davide Campari-Milano NV , Class M ........................................ 16,048 180,946
Energy (0.2%):
Eni SpA ............................................................. 10,559 178,882
Financials (1.1%):
Assicurazioni Generali SpA ............................................... 10,180 214,677
Intesa Sanpaolo SpA ..................................................... 53,276 155,454
Mediobanca Banca di Credito Finanziario SpA .................................. 14,191 175,516
Nexi SpA (a) (c) ........................................................ 19,166 156,677
Poste Italiane SpA (c) .................................................... 17,015 192,977
UniCredit SpA ......................................................... 4,282 116,106
1,011,407
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 3,196 172,260
Industrials (0.2%):
Prysmian SpA ......................................................... 3,611 164,096
Utilities (0.7%):
Enel SpA ............................................................. 30,074 223,407
Snam SpA ............................................................ 40,834 209,813
Terna - Rete Elettrica Nazionale ............................................ 26,570 221,544
654,764
2,692,745

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Japan (19.5%):
Communication Services (1.8%):
KDDI Corp. ........................................................... 8,600 $ 273,653
LY Corp. ............................................................. 40,000 141,779
Nexon Co. Ltd. ........................................................ 6,700 122,114
Nintendo Co. Ltd. ...................................................... 4,300 224,455
Nippon Telegraph & Telephone Corp. ........................................ 228,200 278,897
SoftBank Corp. ........................................................ 35,600 444,306
SoftBank Group Corp. ................................................... 2,700 120,521
1,605,725
Consumer Discretionary (3.0%):
Bandai Namco Holdings, Inc. .............................................. 7,800 156,382
Bridgestone Corp. ...................................................... 6,000 248,546
Denso Corp. .......................................................... 10,400 156,907
Fast Retailing Co. Ltd. ................................................... 600 148,915
Honda Motor Co. Ltd. ................................................... 16,500 171,578
Nissan Motor Co. Ltd. ................................................... 28,700 112,821
Nitori Holdings Co. Ltd. .................................................. 1,400 187,488
Oriental Land Co. Ltd. ................................................... 4,800 178,783
Pan Pacific International Holdings Corp. ...................................... 7,100 169,417
Panasonic Holdings Corp. ................................................. 13,500 133,726
Sekisui House Ltd. ...................................................... 11,500 255,483
Shimano, Inc. ......................................................... 800 123,904
Sony Group Corp. ...................................................... 1,800 171,216
Subaru Corp. .......................................................... 8,100 148,578
Suzuki Motor Corp. ..................................................... 3,900 166,894
Toyota Motor Corp. ..................................................... 9,600 176,399
2,707,037
Consumer Staples (2.0%):
Aeon Co. Ltd. ......................................................... 11,400 254,798
Ajinomoto Co., Inc. ..................................................... 3,500 135,055
Asahi Group Holdings Ltd. ................................................ 5,300 197,669
Japan Tobacco, Inc. (b) ................................................... 13,400 346,453
Kao Corp. ............................................................ 5,500 226,273
Kirin Holdings Co. Ltd. .................................................. 18,100 265,248
Seven & i Holdings Co. Ltd. ............................................... 4,200 166,683
Shiseido Co. Ltd. ....................................................... 3,600 108,577
Unicharm Corp. ........................................................ 4,400 159,109
1,859,865
Energy (0.1%):
Inpex Corp. (b) ......................................................... 8,300 112,125
Financials (2.2%):
Dai-ichi Life Holdings, Inc. ............................................... 6,600 140,071
Japan Post Holdings Co. Ltd. .............................................. 23,600 210,840
Mitsubishi UFJ Financial Group, Inc. ......................................... 16,300 140,073
Mizuho Financial Group, Inc. .............................................. 9,470 162,054
MS&AD Insurance Group Holdings, Inc. ...................................... 4,800 188,827
Nomura Holdings, Inc. ................................................... 39,900 180,481
ORIX Corp. ........................................................... 9,800 184,628
Resona Holdings, Inc. .................................................... 22,000 111,810
Sompo Holdings, Inc. .................................................... 3,900 190,767
Sumitomo Mitsui Financial Group, Inc. ....................................... 3,300 161,044
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 8,800 168,909
Tokio Marine Holdings, Inc. ............................................... 6,900 172,720
2,012,224
Health Care (2.0%):
Astellas Pharma, Inc. .................................................... 11,300 135,138
Chugai Pharmaceutical Co. Ltd. ............................................ 5,900 223,562
Daiichi Sankyo Co. Ltd. .................................................. 3,700 101,620
Eisai Co. Ltd. .......................................................... 2,100 105,045

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Hoya Corp. ........................................................... 1,200 $ 150,021
M3, Inc. ............................................................. 6,600 109,220
Olympus Corp. ........................................................ 9,500 137,500
Otsuka Holdings Co. Ltd. ................................................. 5,400 202,586
Shionogi & Co. Ltd. ..................................................... 5,000 241,098
Takeda Pharmaceutical Co. Ltd. ............................................ 8,200 235,798
Terumo Corp. ......................................................... 5,400 177,038
1,818,626
Industrials (3.8%):
Central Japan Railway Co. ................................................ 10,300 261,847
Daikin Industries Ltd. .................................................... 700 114,126
East Japan Railway Co. .................................................. 4,400 253,707
FANUC Corp. ......................................................... 5,800 170,610
Hitachi Ltd. ........................................................... 2,500 180,345
ITOCHU Corp. ........................................................ 4,500 184,079
Komatsu Ltd. .......................................................... 5,700 149,111
Kubota Corp. .......................................................... 10,200 153,564
Marubeni Corp. ........................................................ 8,400 132,781
Mitsubishi Corp. ....................................................... 9,000 143,861
Mitsubishi Electric Corp. ................................................. 14,200 201,346
Mitsubishi Heavy Industries Ltd. ............................................ 2,300 134,447
Mitsui & Co. Ltd. ....................................................... 3,700 139,045
Nidec Corp. ........................................................... 2,600 105,029
Nippon Yusen KK ...................................................... 5,000 155,022
Recruit Holdings Co. Ltd. ................................................. 3,800 160,728
Secom Co. Ltd. ........................................................ 3,000 216,094
SMC Corp. ........................................................... 300 161,214
Sumitomo Corp. ........................................................ 8,300 181,095
Toyota Industries Corp. ................................................... 1,900 154,987
Toyota Tsusho Corp. ..................................................... 2,300 135,540
3,488,578
Information Technology (3.0%):
Advantest Corp. ........................................................ 3,800 129,299
Canon, Inc. ........................................................... 8,300 213,122
Disco Corp. ........................................................... 500 124,060
FUJIFILM Holdings Corp. ................................................ 3,300 198,332
Fujitsu Ltd. ........................................................... 1,400 211,271
Keyence Corp. ......................................................... 300 132,189
Kyocera Corp. ......................................................... 18,400 268,600
Lasertec Corp. ......................................................... 500 131,827
Murata Manufacturing Co. Ltd. ............................................. 10,900 231,407
NEC Corp. ........................................................... 3,000 177,685
Nomura Research Institute Ltd. ............................................. 5,578 162,260
NTT Data Group Corp. ................................................... 12,400 175,824
Obic Co. Ltd. .......................................................... 1,200 206,795
Renesas Electronics Corp. (a) ............................................... 6,300 113,908
TDK Corp. ........................................................... 4,000 190,580
Tokyo Electron Ltd. ..................................................... 700 125,397
2,792,556
Materials (0.5%):
Nippon Paint Holdings Co. Ltd. ............................................. 17,000 137,466
Nippon Steel Corp. ...................................................... 5,900 135,175
Shin-Etsu Chemical Co. Ltd. ............................................... 4,800 201,459
474,100
Real Estate (0.9%):
Daiwa House Industry Co. Ltd. ............................................. 8,100 245,448
Mitsubishi Estate Co. Ltd. ................................................. 15,500 213,622
Mitsui Fudosan Co. Ltd. .................................................. 7,600 186,415
Sumitomo Realty & Development Co. Ltd. .................................... 5,800 172,544
818,029

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.2%):
The Kansai Electric Power Co., Inc. .......................................... 10,700 $ 142,080
17,830,945
Luxembourg (0.4%):
Energy (0.1%):
Tenaris SA ............................................................ 7,314 127,112
Health Care (0.1%):
Eurofins Scientific SE .................................................... 2,035 132,483
Materials (0.2%):
ArcelorMittal SA ....................................................... 5,048 143,061
402,656
Netherlands (3.4%):
Communication Services (0.5%):
Koninklijke KPN NV .................................................... 88,590 304,896
Universal Music Group NV ................................................ 6,140 174,923
479,819
Consumer Discretionary (0.0%):(d)
Prosus NV ............................................................ 1,622 48,313
Consumer Staples (0.7%):
Heineken Holding NV ................................................... 2,785 235,475
Heineken NV .......................................................... 2,165 219,712
Koninklijke Ahold Delhaize NV ............................................ 6,886 197,734
652,921
Financials (0.8%):
ABN AMRO Bank NV (c) ................................................. 8,188 122,825
Adyen NV (a) (c) ........................................................ 74 95,289
ASR Nederland NV ..................................................... 3,998 188,435
ING Groep NV ........................................................ 9,689 144,657
NN Group NV ......................................................... 3,965 156,463
707,669
Health Care (0.3%):
QIAGEN NV (a) ........................................................ 5,575 242,456
Industrials (0.5%):
Randstad NV .......................................................... 2,601 162,842
Wolters Kluwer NV ..................................................... 1,801 255,849
418,691
Information Technology (0.4%):
ASM International NV ................................................... 201 104,265
ASML Holding NV ..................................................... 188 141,463
BE Semiconductor Industries NV ........................................... 877 132,088
377,816
Materials (0.2%):
Akzo Nobel NV ........................................................ 2,268 187,306
3,114,991
Norway (1.2%):
Communication Services (0.2%):
Telenor ASA .......................................................... 17,322 198,880
Consumer Staples (0.2%):
Mowi ASA ........................................................... 8,827 158,190
Energy (0.3%):
Aker BP ASA ......................................................... 4,690 136,466

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Equinor ASA .......................................................... 4,404 $ 139,701
276,167
Financials (0.2%):
DNB Bank ASA ........................................................ 10,001 212,712
Materials (0.3%):
Norsk Hydro ASA ...................................................... 21,243 143,076
Yara International ASA ................................................... 4,203 149,486
292,562
1,138,511
Portugal (0.6%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA ............................................... 7,266 184,786
Energy (0.2%):
Galp Energia SGPS SA ................................................... 10,133 149,206
Utilities (0.2%):
EDP - Energias de Portugal SA ............................................. 45,338 227,951
561,943
Russian Federation (0.0%):(d)
Materials (0.0%):(d)
Evraz PLC (a) (e) (f) ...................................................... 34,029 17,564
Singapore (2.2%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 131,500 246,176
Consumer Staples (0.2%):
Wilmar International Ltd. ................................................. 89,900 243,249
Financials (0.9%):
DBS Group Holdings Ltd. ................................................. 10,300 260,818
Oversea-Chinese Banking Corp. Ltd. ......................................... 32,900 324,162
United Overseas Bank Ltd. ................................................ 11,500 247,973
832,953
Industrials (0.6%):
Jardine Cycle & Carriage Ltd. .............................................. 7,900 178,190
Keppel Ltd. ........................................................... 30,400 162,898
Singapore Airlines Ltd. ................................................... 39,500 196,393
537,481
Real Estate (0.2%):
CapitaLand Investment Ltd. ............................................... 75,500 180,825
2,040,684
South Korea (3.2%):
Communication Services (0.3%):
Kakao Corp. (a) ........................................................ 3,247 136,920
NAVER Corp. ......................................................... 663 115,331
252,251
Consumer Discretionary (0.7%):
Hyundai Mobis Co. Ltd. .................................................. 836 153,865
Hyundai Motor Co. ..................................................... 1,196 189,008
Kia Corp. ............................................................ 2,250 174,730
LG Electronics, Inc. ..................................................... 1,699 134,316
651,919
Financials (0.9%):
KakaoBank Corp. ....................................................... 4,656 103,049
KB Financial Group, Inc. ................................................. 3,423 143,810

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Samsung Fire & Marine Insurance Co. Ltd. .................................... 830 $ 169,519
Samsung Life Insurance Co. Ltd. ............................................ 4,012 215,290
Shinhan Financial Group Co. Ltd. ........................................... 5,363 167,217
798,885
Health Care (0.2%):
Celltrion, Inc. ......................................................... 1,136 177,762
Industrials (0.6%):
Ecopro BM Co. Ltd. ..................................................... 216 48,309
LG Corp. ............................................................. 2,425 161,767
POSCO Future M Co. Ltd. ................................................ 180 50,183
Posco International Corp. ................................................. 784 37,992
Samsung C&T Corp. .................................................... 2,759 277,464
575,715
Information Technology (0.3%):
Samsung Electronics Co. Ltd. .............................................. 3,619 220,620
Samsung SDI Co. Ltd. ................................................... 261 95,668
316,288
Materials (0.2%):
Ecopro Co. Ltd. ........................................................ 40 20,098
LG Chem Ltd. ......................................................... 246 95,328
POSCO Holdings, Inc. ................................................... 189 73,313
188,739
2,961,559
Spain (2.6%):
Communication Services (0.2%):
Telefonica SA ......................................................... 43,354 169,117
Consumer Discretionary (0.4%):
Amadeus IT Group SA ................................................... 2,499 178,965
Industria de Diseno Textil SA .............................................. 4,856 211,347
390,312
Energy (0.2%):
Repsol SA ............................................................ 10,239 152,009
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 15,960 144,915
Banco Santander SA ..................................................... 32,279 134,662
CaixaBank SA ......................................................... 34,258 140,895
420,472
Industrials (0.8%):
ACS Actividades de Construccion y Servicios SA ................................ 6,381 282,861
Aena SME SA (c) ....................................................... 1,113 201,602
Ferrovial SE .......................................................... 7,840 285,749
770,212
Utilities (0.5%):
Endesa SA ............................................................ 9,530 194,185
Iberdrola SA .......................................................... 22,273 291,824
486,009
2,388,131
Sweden (3.8%):
Consumer Discretionary (0.3%):
Evolution AB (c) ........................................................ 1,282 152,861
H & M Hennes & Mauritz AB , Class B ....................................... 6,335 110,973
263,834

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VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Consumer Staples (0.2%):
Essity AB , Class B ...................................................... 8,410 $ 208,530
Financials (1.4%):
Industrivarden AB , Class C ................................................ 7,977 259,742
Investor AB , Class B .................................................... 11,027 255,374
L E Lundbergforetagen AB , Class B ......................................... 4,956 269,465
Skandinaviska Enskilda Banken AB , Class A ................................... 13,703 188,641
Svenska Handelsbanken AB , Class A ......................................... 17,443 189,351
Swedbank AB , Class A ................................................... 8,785 177,138
1,339,711
Industrials (1.3%):
Alfa Laval AB ......................................................... 4,318 172,763
Assa Abloy AB , Class B .................................................. 7,785 224,149
Atlas Copco AB , Class A ................................................. 9,560 164,556
Epiroc AB , Class A ...................................................... 7,533 151,071
Nibe Industrier AB , Class B ............................................... 14,519 101,953
Sandvik AB ........................................................... 8,039 173,896
Volvo AB , Class B ...................................................... 7,482 194,202
1,182,590
Information Technology (0.4%):
Hexagon AB , Class B .................................................... 16,574 198,822
Telefonaktiebolaget LM Ericsson , Class B ..................................... 25,524 159,764
358,586
Materials (0.2%):
Svenska Cellulosa AB SCA , Class B ......................................... 11,172 167,428
3,520,679
Switzerland (6.9%):
Communication Services (0.3%):
Swisscom AG , Registered Shares ........................................... 476 286,460
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA , Registered Shares ................................ 937 128,994
The Swatch Group AG ................................................... 505 137,301
266,295
Consumer Staples (1.1%):
Barry Callebaut AG , Registered Shares ....................................... 150 253,152
Chocoladefabriken Lindt & Spruengli AG ..................................... 22 264,010
Coca-Cola HBC AG ..................................................... 7,169 210,590
Nestle SA , Registered Shares .............................................. 2,171 251,777
979,529
Financials (1.4%):
Banque Cantonale Vaudoise , Registered Shares ................................. 1,832 236,408
Julius Baer Group Ltd. ................................................... 1,852 103,856
Partners Group Holding AG ............................................... 110 158,694
Swiss Life Holding AG ................................................... 278 193,092
Swiss Re AG .......................................................... 1,831 205,922
UBS Group AG ........................................................ 4,481 139,099
Zurich Insurance Group AG ............................................... 470 245,733
1,282,804
Health Care (1.1%):
Alcon, Inc. ........................................................... 2,155 168,238
Lonza Group AG , Registered Shares ......................................... 249 104,747
Novartis AG , Registered Shares ............................................. 1,972 199,053
Roche Holding AG ...................................................... 890 258,807
Sandoz Group AG (a) .................................................... 392 12,616
Sonova Holding AG ..................................................... 513 167,420

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Straumann Holding AG , Class R ............................................ 779 $ 125,633
1,036,514
Industrials (1.2%):
ABB Ltd. , Registered Shares ............................................... 4,755 210,944
Geberit AG , Registered Shares ............................................. 319 204,497
Kuehne + Nagel International AG , Class R ..................................... 527 181,642
Schindler Holding AG ................................................... 665 166,329
SGS SA , Registered Shares ................................................ 2,515 216,982
VAT Group AG (c) ...................................................... 274 137,358
1,117,752
Information Technology (0.1%):
Logitech International SA , Class R .......................................... 1,428 135,463
Materials (1.4%):
DSM-Firmenich AG ..................................................... 1,533 155,676
EMS-Chemie Holding AG ................................................ 234 189,527
Givaudan SA , Registered Shares ............................................ 54 223,758
Glencore PLC ......................................................... 21,587 129,877
Holcim AG ........................................................... 3,068 240,901
SIG Group AG ......................................................... 6,335 145,792
Sika AG , Registered Shares ................................................ 489 159,181
1,244,712
6,349,529
United Kingdom (9.5%):
Communication Services (0.7%):
BT Group PLC ........................................................ 90,032 141,815
Informa PLC .......................................................... 20,894 208,013
Vodafone Group PLC .................................................... 159,011 138,933
WPP PLC ............................................................ 16,200 155,460
644,221
Consumer Discretionary (1.0%):
Burberry Group PLC .................................................... 5,338 96,327
Compass Group PLC .................................................... 10,253 280,407
InterContinental Hotels Group PLC .......................................... 2,569 232,123
JD Sports Fashion PLC ................................................... 56,491 119,471
Next PLC ............................................................ 1,831 189,428
917,756
Consumer Staples (2.0%):
Associated British Foods PLC .............................................. 7,456 224,912
British American Tobacco PLC ............................................. 6,381 186,670
Diageo PLC ........................................................... 5,496 200,038
Haleon PLC ........................................................... 47,247 193,671
Imperial Brands PLC .................................................... 10,166 234,043
Reckitt Benckiser Group PLC .............................................. 3,508 242,307
Tesco PLC ............................................................ 70,466 260,875
Unilever PLC ......................................................... 5,593 270,854
1,813,370
Energy (0.3%):
BP PLC .............................................................. 22,459 133,421
Shell PLC ............................................................ 5,478 179,521
312,942
Financials (1.9%):
3i Group PLC ......................................................... 6,368 196,474
Admiral Group PLC ..................................................... 4,352 148,860
Barclays PLC ......................................................... 66,765 130,845
HSBC Holdings PLC .................................................... 23,767 192,485
Legal & General Group PLC ............................................... 54,605 174,738
Lloyds Banking Group PLC ............................................... 327,867 199,349

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
London Stock Exchange Group PLC ......................................... 2,426 $ 286,725
NatWest Group PLC ..................................................... 50,793 142,020
Standard Chartered PLC .................................................. 13,571 115,288
Wise PLC , Class A (a) .................................................... 10,311 114,847
1,701,631
Health Care (0.7%):
AstraZeneca PLC ....................................................... 1,362 183,988
GSK PLC ............................................................ 13,075 241,645
Smith & Nephew PLC ................................................... 14,295 196,477
622,110
Industrials (1.6%):
Ashtead Group PLC ..................................................... 1,935 134,691
BAE Systems PLC ...................................................... 15,999 226,422
Bunzl PLC ........................................................... 6,868 279,208
International Consolidated Airlines Group SA (a) ................................ 60,139 118,794
RELX PLC ........................................................... 7,045 279,222
Rentokil Initial PLC ..................................................... 22,821 128,199
Rolls-Royce Holdings PLC (a) .............................................. 27,255 104,098
Spirax-Sarco Engineering PLC ............................................. 1,271 170,157
1,440,791
Information Technology (0.5%):
Halma PLC ........................................................... 6,586 191,701
The Sage Group PLC .................................................... 18,557 277,286
468,987
Materials (0.4%):
Anglo American PLC .................................................... 4,178 104,924
Croda International PLC .................................................. 1,944 125,111
Rio Tinto PLC ......................................................... 2,390 177,937
407,972
Utilities (0.4%):
Centrica PLC .......................................................... 84,924 152,222
National Grid PLC ...................................................... 18,284 246,527
398,749
8,728,529
United States (0.4%):
Industrials (0.2%):
RB Global, Inc. ........................................................ 2,577 172,468
Utilities (0.2%):
Brookfield Renewable Corp. , Class A ......................................... 5,210 149,980
322,448
Total Common Stocks (Cost $77,547,787) 90,830,993
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (a) (e) ........................................... 112 —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (1.0%)^
United States (1.0%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (g) ........ 237,759 237,759
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (g) ............ 237,759 237,759
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (g) ............... 237,759 237,759

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 213,602
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (g) . 237,759 $ 237,759
Total Collateral for Securities Loaned (Cost $951,036) 951,036
Total Investments (Cost $78,498,823) — 100.1% 91,782,029
Liabilities in excess of other assets — (0.1)% (137,329)
NET ASSETS - 100.00% $ 91,644,700
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$1,870,974 and amounted to 2.0% of net assets.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2023.
This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31, 2023.
(g) Rate disclosed is the daily yield on December 31, 2023.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 5 3/15/24 $ 558,149 $ 563,100 $ 4,951
Total unrealized appreciation $ 4,951
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 4,951

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF
56
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.3%)
Communication Services (2.8%):
Omnicom Group, Inc. .................................................... 37,513 $ 3,245,250
The Interpublic Group of Cos., Inc. .......................................... 82,191 2,682,714
Verizon Communications, Inc. .............................................. 99,855 3,764,533
9,692,497
Consumer Discretionary (2.9%):
Best Buy Co., Inc. ...................................................... 39,493 3,091,512
Darden Restaurants, Inc. .................................................. 29,596 4,862,623
Ford Motor Co. ........................................................ 177,791 2,167,272
10,121,407
Consumer Staples (15.2%):
Altria Group, Inc. ....................................................... 109,821 4,430,179
Campbell Soup Co. ..................................................... 96,331 4,164,389
Conagra Brands, Inc. .................................................... 158,829 4,552,039
General Mills, Inc. ...................................................... 62,808 4,091,313
Kellanova ............................................................ 86,879 4,857,405
Kimberly-Clark Corp. .................................................... 41,205 5,006,820
Philip Morris International, Inc. ............................................. 50,804 4,779,640
Target Corp. .......................................................... 23,950 3,410,959
The Clorox Co. ........................................................ 21,090 3,007,223
The Coca-Cola Co. ...................................................... 109,658 6,462,146
The Kraft Heinz Co. ..................................................... 149,883 5,542,674
Tyson Foods, Inc. , Class A ................................................ 50,812 2,731,145
WK Kellogg Co. ....................................................... 21,720 285,401
53,321,333
Energy (11.3%):
Chevron Corp. ......................................................... 21,307 3,178,152
ConocoPhillips Co. ..................................................... 21,710 2,519,880
Coterra Energy, Inc. ..................................................... 88,689 2,263,343
Devon Energy Corp. ..................................................... 42,641 1,931,637
Diamondback Energy, Inc. ................................................ 16,587 2,572,312
EOG Resources, Inc. .................................................... 19,922 2,409,566
Exxon Mobil Corp. ..................................................... 27,520 2,751,450
HF Sinclair Corp. ....................................................... 39,062 2,170,675
Kinder Morgan, Inc. ..................................................... 256,978 4,533,092
ONEOK, Inc. .......................................................... 48,352 3,395,277
Phillips 66 ............................................................ 23,004 3,062,753
Pioneer Natural Resources Co. ............................................. 11,377 2,558,460
The Williams Cos., Inc. .................................................. 109,610 3,817,716
Valero Energy Corp. ..................................................... 17,716 2,303,080
39,467,393
Financials (23.3%):
Bank of America Corp. ................................................... 105,431 3,549,862
Blackstone, Inc. ........................................................ 21,246 2,781,526
Citigroup, Inc. ......................................................... 72,543 3,731,612
Citizens Financial Group, Inc. .............................................. 68,954 2,285,135
CME Group, Inc. ....................................................... 20,463 4,309,508
Corebridge Financial, Inc. ................................................. 132,301 2,865,640
Fidelity National Financial, Inc. ............................................ 76,790 3,917,826
Fifth Third Bancorp ..................................................... 78,063 2,692,393
Franklin Resources, Inc. .................................................. 108,053 3,218,899
Huntington Bancshares, Inc. ............................................... 188,413 2,396,613
KeyCorp. ............................................................ 116,799 1,681,906
M&T Bank Corp. ....................................................... 18,762 2,571,895
MetLife, Inc. .......................................................... 42,940 2,839,622
Morgan Stanley ........................................................ 37,944 3,538,278
Northern Trust Corp. .................................................... 30,069 2,537,222
Principal Financial Group, Inc. ............................................. 36,013 2,833,143
Prudential Financial, Inc. ................................................. 31,556 3,272,673

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Regions Financial Corp. .................................................. 128,347 $ 2,487,365
State Street Corp. ....................................................... 34,738 2,690,805
T. Rowe Price Group, Inc. ................................................. 22,656 2,439,825
The Bank of New York Mellon Corp. ......................................... 68,277 3,553,818
The Carlyle Group, Inc. .................................................. 66,864 2,720,696
The Goldman Sachs Group, Inc. ............................................ 10,073 3,885,861
The PNC Financial Services Group, Inc. ...................................... 21,033 3,256,960
Truist Financial Corp. .................................................... 57,894 2,137,446
U.S. Bancorp .......................................................... 53,970 2,335,822
UWM Holdings Corp. (a) ................................................. 271,107 1,938,415
Wells Fargo & Co. ...................................................... 66,625 3,279,282
81,750,048
Health Care (8.6%):
AbbVie, Inc. .......................................................... 26,346 4,082,840
Amgen, Inc. ........................................................... 15,444 4,448,181
Bristol-Myers Squibb Co. ................................................. 72,877 3,739,319
CVS Health Corp. ...................................................... 49,196 3,884,516
Gilead Sciences, Inc. .................................................... 51,970 4,210,090
Medtronic PLC ........................................................ 43,962 3,621,590
Pfizer, Inc. ............................................................ 107,646 3,099,128
Viatris, Inc. ........................................................... 296,086 3,206,611
30,292,275
Industrials (1.5%):
Stanley Black & Decker, Inc. .............................................. 23,477 2,303,094
United Parcel Service, Inc. , Class B .......................................... 19,766 3,107,808
5,410,902
Information Technology (5.0%):
Corning, Inc. .......................................................... 100,954 3,074,049
HP, Inc. .............................................................. 98,654 2,968,499
International Business Machines Corp. ........................................ 31,165 5,097,036
Juniper Networks, Inc. ................................................... 113,167 3,336,163
Texas Instruments, Inc. ................................................... 18,781 3,201,409
17,677,156
Materials (4.5%):
Dow, Inc. ............................................................ 63,075 3,459,033
Eastman Chemical Co. ................................................... 31,863 2,861,935
International Paper Co. ................................................... 80,597 2,913,581
LyondellBasell Industries NV , Class A ........................................ 33,602 3,194,878
Packaging Corp. of America ............................................... 20,258 3,300,231
15,729,658
Utilities (24.2%):
Alliant Energy Corp. .................................................... 80,639 4,136,781
American Electric Power Co., Inc. ........................................... 51,004 4,142,545
CMS Energy Corp. ...................................................... 72,444 4,206,823
Consolidated Edison, Inc. ................................................. 50,735 4,615,363
Dominion Energy, Inc. ................................................... 77,346 3,635,262
DTE Energy Co. ....................................................... 41,530 4,579,098
Duke Energy Corp. ...................................................... 49,722 4,825,023
Edison International ..................................................... 53,616 3,833,008
Entergy Corp. ......................................................... 38,864 3,932,648
Evergy, Inc. ........................................................... 74,473 3,887,490
Eversource Energy ...................................................... 60,080 3,708,137
Exelon Corp. .......................................................... 109,021 3,913,854
FirstEnergy Corp. ....................................................... 113,144 4,147,859
NiSource, Inc. ......................................................... 162,820 4,322,871
PPL Corp. ............................................................ 180,089 4,880,412
Public Service Enterprise Group, Inc. ......................................... 69,093 4,225,037
Sempra .............................................................. 60,844 4,546,872
The Southern Co. ....................................................... 64,436 4,518,252
WEC Energy Group, Inc. ................................................. 50,116 4,218,264

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Xcel Energy, Inc. ....................................................... 73,014 $ 4,520,297
84,795,896
Total Common Stocks (Cost $345,313,905) 348,258,565
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (b) ........ 343,243 343,243
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (b) ............ 343,243 343,243
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (b) ............... 343,243 343,243
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (b) . 343,243 343,243
Total Collateral for Securities Loaned (Cost $1,372,972) 1,372,972
Total Investments (Cost $346,686,877) — 99.7% 349,631,537
Other assets in excess of liabilities — 0.3% 1,178,821
NET ASSETS - 100.00% $ 350,810,358
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on December 31, 2023.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 7 3/15/24 $ 1,655,504 $ 1,687,000 $ 31,496
Total unrealized appreciation $ 31,496
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 31,496

Schedule of Portfolio Investments
December 31, 2023
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(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Banks (19.9%):
Associated Banc-Corp. ................................................... 154,266 $ 3,299,750
Atlantic Union Bankshares Corp. ............................................ 80,261 2,932,737
Bank of Hawaii Corp. .................................................... 34,443 2,495,740
Banner Corp. .......................................................... 61,863 3,313,382
Columbia Banking System, Inc. ............................................ 102,806 2,742,864
CVB Financial Corp. .................................................... 121,706 2,457,244
First Financial Bancorp ................................................... 141,681 3,364,924
First Hawaiian, Inc. ..................................................... 134,261 3,069,206
First Interstate BancSystem, Inc. , Class A ...................................... 101,965 3,135,424
First Merchants Corp. .................................................... 94,474 3,503,096
Fulton Financial Corp. ................................................... 205,066 3,375,386
Hope Bancorp, Inc. ..................................................... 255,105 3,081,668
Independent Bank Corp. .................................................. 47,707 3,139,598
Northwest Bancshares, Inc. ................................................ 318,481 3,974,643
Pacific Premier Bancorp, Inc. .............................................. 102,381 2,980,311
Park National Corp. ..................................................... 28,815 3,828,361
Provident Financial Services, Inc. ........................................... 182,918 3,298,011
Simmons First National Corp. , Class A ....................................... 144,805 2,872,931
Towne Bank .......................................................... 143,512 4,270,917
Trustmark Corp. ........................................................ 117,245 3,268,791
WesBanco, Inc. ........................................................ 106,321 3,335,290
67,740,274
Capital Markets (4.7%):
Artisan Partners Asset Management, Inc. , Class A ................................ 91,120 4,025,682
B Riley Financial, Inc. (a) ................................................. 28,574 599,768
Moelis & Co. , Class A ................................................... 64,158 3,601,189
TPG, Inc. ............................................................ 97,474 4,207,953
Virtu Financial, Inc. , Class A ............................................... 180,125 3,649,332
16,083,924
Communication Services (2.5%):
Cogent Communications Holdings, Inc. ....................................... 46,504 3,537,094
John Wiley & Sons, Inc. , Class A ............................................ 73,204 2,323,495
Shutterstock, Inc. ....................................................... 56,059 2,706,529
8,567,118
Consumer Discretionary (19.6%):
Bloomin' Brands, Inc. .................................................... 106,445 2,996,427
Carter's, Inc. .......................................................... 49,017 3,670,883
Cracker Barrel Old Country Store, Inc. (a) ...................................... 39,206 3,021,998
Guess?, Inc. ........................................................... 93,416 2,154,173
Jack in the Box, Inc. ..................................................... 41,664 3,401,032
Kontoor Brands, Inc. .................................................... 49,415 3,084,484
La-Z-Boy, Inc. ......................................................... 94,687 3,495,844
LCI Industries ......................................................... 22,666 2,849,343
Levi Strauss & Co. , Class A ............................................... 199,977 3,307,620
MDC Holdings, Inc. ..................................................... 71,163 3,931,756
Nordstrom, Inc. ........................................................ 109,033 2,011,659
Oxford Industries, Inc. ................................................... 27,334 2,733,400
Papa John's International, Inc. .............................................. 41,716 3,180,011
Patrick Industries, Inc. ................................................... 35,583 3,570,754
Red Rock Resorts, Inc. , Class A ............................................. 79,636 4,246,988
Steven Madden Ltd. ..................................................... 93,375 3,921,750
Strategic Education, Inc. .................................................. 46,763 4,319,498
The Buckle, Inc. ........................................................ 94,789 4,504,373
The Cheesecake Factory, Inc. .............................................. 92,356 3,233,384
Travel + Leisure Co. ..................................................... 79,703 3,115,590
66,750,967
Consumer Finance (0.5%):
Bread Financial Holdings, Inc. ............................................. 52,861 1,741,241

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Consumer Staples (6.4%):
Fresh Del Monte Produce, Inc. ............................................. 151,356 $ 3,973,095
Nu Skin Enterprises, Inc. , Class A ........................................... 143,018 2,777,409
Universal Corp. ........................................................ 122,543 8,249,595
Vector Group Ltd. ...................................................... 284,783 3,212,352
Weis Markets, Inc. ...................................................... 54,881 3,510,189
21,722,640
Energy (6.7%):
Archrock, Inc. ......................................................... 224,107 3,451,248
Comstock Resources, Inc. (a) ............................................... 157,023 1,389,653
CONSOL Energy, Inc. ................................................... 23,995 2,412,217
Crescent Energy Co. , Class A .............................................. 179,365 2,369,412
CVR Energy, Inc. ....................................................... 74,308 2,251,532
Kinetik Holdings, Inc. (a) ................................................. 95,629 3,194,009
Northern Oil and Gas, Inc. ................................................ 60,270 2,234,209
Sitio Royalties Corp. , Class A .............................................. 102,297 2,405,002
World Kinect Corp. ..................................................... 138,683 3,159,199
22,866,481
Financial Services (1.6%):
Jackson Financial, Inc. , Class A ............................................. 58,475 2,993,920
UWM Holdings Corp. (a) ................................................. 345,130 2,467,680
5,461,600
Health Care (1.9%):
Patterson Cos., Inc. ..................................................... 112,217 3,192,574
Premier, Inc. , Class A .................................................... 147,690 3,302,348
6,494,922
Industrials (11.4%):
FTAI Aviation Ltd. ...................................................... 76,939 3,569,970
H&E Equipment Services, Inc. ............................................. 53,184 2,782,587
HNI Corp. ............................................................ 88,525 3,703,001
Insperity, Inc. .......................................................... 29,573 3,466,547
Kennametal, Inc. ....................................................... 114,568 2,954,709
Kforce, Inc. ........................................................... 55,976 3,781,739
ManpowerGroup, Inc. ................................................... 47,048 3,738,905
MillerKnoll, Inc. ....................................................... 123,943 3,306,799
MSC Industrial Direct Co., Inc. ............................................. 49,653 5,027,863
The Greenbrier Cos., Inc. ................................................. 42,146 1,862,010
Trinity Industries, Inc. ................................................... 113,367 3,014,428
TTEC Holdings, Inc. .................................................... 82,468 1,787,081
38,995,639
Information Technology (1.2%):
Avnet, Inc. ............................................................ 81,146 4,089,758
Materials (5.9%):
Avient Corp. .......................................................... 74,377 3,091,852
Cabot Corp. ........................................................... 46,260 3,862,710
Greif, Inc. , Class A ...................................................... 51,747 3,394,086
Kaiser Aluminum Corp. .................................................. 30,934 2,202,191
Sensient Technologies Corp. ............................................... 66,327 4,377,582
Sylvamo Corp. ......................................................... 65,963 3,239,443
20,167,864
Real Estate (0.7%):
Kennedy-Wilson Holdings, Inc. ............................................. 192,614 2,384,561
Utilities (16.5%):
ALLETE, Inc. ......................................................... 87,891 5,375,414
Avista Corp. .......................................................... 138,836 4,961,999
California Water Service Group ............................................. 85,043 4,411,180
Clearway Energy, Inc. , Class C ............................................. 176,715 4,847,292

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VictoryShares US Small Cap High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
MGE Energy, Inc. ...................................................... 64,164 $ 4,639,699
Northwest Natural Holding Co. ............................................. 119,636 4,658,626
Northwestern Energy Group, Inc. ........................................... 106,709 5,430,421
ONE Gas, Inc. ......................................................... 63,053 4,017,737
Otter Tail Corp. ........................................................ 40,533 3,444,089
Portland General Electric Co. .............................................. 110,013 4,767,963
SJW Group ........................................................... 67,471 4,409,230
Spire, Inc. ............................................................ 84,302 5,255,387
56,219,037
Total Common Stocks (Cost $315,690,573) 339,286,026
Collateral for Securities Loaned (1.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (b) ........ 1,280,174 1,280,174
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (b) ............ 1,280,174 1,280,174
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (b) ............... 1,277,067 1,277,067
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (b) . 1,283,282 1,283,282
Total Collateral for Securities Loaned (Cost $5,120,697) 5,120,697
Total Investments (Cost $320,811,270) — 101.0% 344,406,723
Liabilities in excess of other assets — (1.0)% (3,405,590)
NET ASSETS - 100.00% $ 341,001,133
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on December 31, 2023.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 13 3/15/24 $ 1,259,738 $ 1,331,005 $ 71,267
Total unrealized appreciation $ 71,267
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 71,267

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
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62
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.0%)
Australia (10.1%):
Communication Services (1.6%):
Telstra Group Ltd. ...................................................... 114,056 $ 307,718
Consumer Staples (1.4%):
Coles Group Ltd. ....................................................... 24,504 268,950
Energy (1.6%):
Santos Ltd. ........................................................... 35,745 185,083
Woodside Energy Group Ltd. .............................................. 6,232 131,877
316,960
Financials (2.4%):
ANZ Group Holdings Ltd. ................................................ 13,217 233,403
Westpac Banking Corp. .................................................. 15,347 239,441
472,844
Materials (3.1%):
BHP Group Ltd. ........................................................ 5,918 203,250
Fortescue Ltd. ......................................................... 8,936 176,677
Rio Tinto Ltd. ......................................................... 2,306 213,133
593,060
1,959,532
Austria (1.5%):
Energy (0.7%):
OMV AG ............................................................ 2,902 127,392
Utilities (0.8%):
Verbund AG .......................................................... 1,700 157,717
285,109
Canada (7.3%):
Communication Services (2.8%):
BCE, Inc. ............................................................ 7,302 287,528
TELUS Corp. (a) ....................................................... 14,004 249,237
536,765
Energy (1.9%):
Pembina Pipeline Corp. .................................................. 7,067 243,336
Suncor Energy, Inc. ..................................................... 4,134 132,454
375,790
Financials (2.6%):
Canadian Imperial Bank of Commerce ........................................ 5,516 265,621
The Bank of Nova Scotia ................................................. 4,840 235,625
501,246
1,413,801
Denmark (0.5%):
Industrials (0.5%):
AP Moller - Maersk A/S , Class B ........................................... 59 106,089
Finland (4.3%):
Financials (1.0%):
Nordea Bank Abp ....................................................... 14,804 183,125
Industrials (0.9%):
Kone Oyj , Class B ...................................................... 3,644 181,645
Materials (1.6%):
Stora Enso Oyj , Class R .................................................. 9,302 128,601
UPM-Kymmene Oyj .................................................... 5,052 189,932
318,533

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.8%):
Fortum Oyj ........................................................... 11,030 $ 159,005
842,308
France (8.5%):
Communication Services (1.3%):
Orange SA ............................................................ 21,890 248,968
Consumer Discretionary (1.0%):
Cie Generale des Etablissements Michelin SCA ................................. 5,580 199,928
Energy (0.9%):
TotalEnergies SE ....................................................... 2,447 166,382
Financials (4.1%):
Amundi SA (b) ......................................................... 2,505 170,325
AXA SA ............................................................. 5,855 190,587
BNP Paribas SA ........................................................ 2,040 140,937
Credit Agricole SA ...................................................... 12,871 182,589
Societe Generale SA ..................................................... 4,279 113,474
797,912
Industrials (1.2%):
Bouygues SA .......................................................... 6,083 229,096
1,642,286
Germany (4.4%):
Consumer Discretionary (1.8%):
Bayerische Motoren Werke AG ............................................. 1,648 183,325
Mercedes-Benz Group AG ................................................ 2,288 157,970
341,295
Health Care (0.6%):
Bayer AG , Registered Shares .............................................. 3,038 112,773
Industrials (0.9%):
Deutsche Post AG ...................................................... 3,472 171,902
Utilities (1.1%):
E.ON SE ............................................................. 16,751 224,651
850,621
Hong Kong (5.7%):
Industrials (1.0%):
CK Hutchison Holdings Ltd. ............................................... 35,000 187,591
Real Estate (2.6%):
CK Asset Holdings Ltd. .................................................. 36,500 183,243
Henderson Land Development Co. Ltd. ....................................... 56,000 172,486
Swire Pacific Ltd. , Class A ................................................ 17,624 149,195
504,924
Utilities (2.1%):
CLP Holdings Ltd. ...................................................... 26,551 219,156
Hong Kong & China Gas Co. Ltd. ........................................... 262,796 201,265
420,421
1,112,936
Israel (0.8%):
Financials (0.8%):
Bank Hapoalim BM ..................................................... 17,231 155,260
Italy (8.0%):
Energy (0.9%):
Eni SpA (a) ........................................................... 10,459 177,187

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Financials (3.8%):
Assicurazioni Generali SpA ............................................... 10,061 $ 212,168
Intesa Sanpaolo SpA ..................................................... 52,767 153,969
Mediobanca Banca di Credito Finanziario SpA .................................. 14,056 173,846
Poste Italiane SpA (b) .................................................... 16,839 190,980
730,963
Utilities (3.3%):
Enel SpA ............................................................. 29,745 220,963
Snam SpA ............................................................ 40,400 207,583
Terna - Rete Elettrica Nazionale ............................................ 26,276 219,093
647,639
1,555,789
Japan (4.5%):
Communication Services (2.2%):
SoftBank Corp. ........................................................ 34,100 425,585
Consumer Staples (1.6%):
Japan Tobacco, Inc. (a) ................................................... 12,200 315,428
Materials (0.7%):
Nippon Steel Corp. ...................................................... 5,800 132,884
873,897
Netherlands (4.8%):
Communication Services (1.6%):
Koninklijke KPN NV .................................................... 87,510 301,179
Financials (2.4%):
ABN AMRO Bank NV (b) ................................................. 8,110 121,655
ASR Nederland NV ..................................................... 3,946 185,984
NN Group NV ......................................................... 3,927 154,963
462,602
Industrials (0.8%):
Randstad NV .......................................................... 2,577 161,340
925,121
Norway (3.2%):
Communication Services (1.0%):
Telenor ASA .......................................................... 17,139 196,779
Energy (0.7%):
Aker BP ASA ......................................................... 4,646 135,186
Materials (1.5%):
Norsk Hydro ASA ...................................................... 21,040 141,709
Yara International ASA ................................................... 4,164 148,099
289,808
621,773
Portugal (1.9%):
Energy (0.8%):
Galp Energia SGPS SA ................................................... 10,036 147,777
Utilities (1.1%):
EDP - Energias de Portugal SA ............................................. 44,843 225,463
373,240
Russian Federation (0.1%):
Materials (0.1%):
Evraz PLC (c) (d) (e) ..................................................... 23,292 12,022

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Singapore (6.7%):
Communication Services (1.2%):
Singapore Telecommunications Ltd. ......................................... 129,000 $ 241,496
Consumer Staples (1.2%):
Wilmar International Ltd. ................................................. 87,900 237,838
Financials (1.6%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 31,400 309,383
Industrials (2.7%):
Jardine Cycle & Carriage Ltd. .............................................. 7,800 175,934
Keppel Ltd. ........................................................... 28,500 152,717
Singapore Airlines Ltd. ................................................... 39,100 194,404
523,055
1,311,772
South Korea (1.7%):
Consumer Discretionary (0.9%):
Kia Corp. ............................................................ 2,229 173,099
Financials (0.8%):
Shinhan Financial Group Co. Ltd. ........................................... 5,312 165,626
338,725
Spain (3.3%):
Communication Services (0.9%):
Telefonica SA ......................................................... 42,940 167,502
Industrials (1.4%):
ACS Actividades de Construccion y Servicios SA ................................ 6,294 279,005
Utilities (1.0%):
Endesa SA ............................................................ 9,422 191,984
638,491
Sweden (1.8%):
Financials (1.0%):
Svenska Handelsbanken AB , Class A ......................................... 17,277 187,549
Information Technology (0.8%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 25,281 158,243
345,792
Switzerland (5.3%):
Communication Services (1.4%):
Swisscom AG , Registered Shares ........................................... 460 276,831
Financials (1.1%):
Swiss Re AG .......................................................... 1,801 202,548
Industrials (0.9%):
Kuehne + Nagel International AG , Class R ..................................... 522 179,919
Materials (1.9%):
Glencore PLC ......................................................... 21,381 128,638
Holcim AG ........................................................... 3,024 237,446
366,084
1,025,382
United Kingdom (13.8%):
Communication Services (2.2%):
BT Group PLC ........................................................ 89,171 140,459
Vodafone Group PLC .................................................... 157,490 137,604

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 141,369
Security Description Shares Value
WPP PLC ............................................................ 16,046 $ 153,982
432,045
Consumer Staples (3.5%):
British American Tobacco PLC ............................................. 6,320 184,885
Imperial Brands PLC .................................................... 10,044 231,234
Tesco PLC ............................................................ 69,651 257,858
673,977
Energy (0.7%):
BP PLC .............................................................. 22,245 132,150
Financials (3.5%):
Admiral Group PLC ..................................................... 4,311 147,458
HSBC Holdings PLC .................................................... 23,526 190,533
Lloyds Banking Group PLC ............................................... 324,610 197,369
NatWest Group PLC ..................................................... 50,308 140,664
676,024
Health Care (1.2%):
GSK PLC ............................................................ 12,920 238,780
Materials (1.4%):
Anglo American PLC .................................................... 4,139 103,944
Rio Tinto PLC ......................................................... 2,367 176,225
280,169
Utilities (1.3%):
National Grid PLC ...................................................... 18,067 243,601
2,676,746
United States (0.8%):
Utilities (0.8%):
Brookfield Renewable Corp. , Class A ......................................... 5,161 148,570
Total Common Stocks (Cost $18,285,355) 19,215,262
Collateral for Securities Loaned (3.3%)^
United States (3.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (f) ........ 161,406 161,406
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (f) ............ 161,406 161,406
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (f) ................ 161,406 161,406
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (f) . 161,406 161,406
Total Collateral for Securities Loaned (Cost $645,624) 645,624
Total Investments (Cost $18,930,979) — 102.3% 19,860,886
Liabilities in excess of other assets — (2.3)% (439,011)
NET ASSETS - 100.00% $ 19,421,875
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$482,960 and amounted to 2.5% of net assets.
(c) Non-income producing security.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of December 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31, 2023.
(f) Rate disclosed is the daily yield on December 31, 2023.

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 1 3/15/24 $ 108,389 $ 112,620 $ 4,231
Total unrealized appreciation $ 4,231
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 4,231

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares Dividend Accelerator ETF
68
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.7%)
Aerospace & Defense (1.3%):
Northrop Grumman Corp. ................................................. 7,409 $ 3,468,449
Building Products (1.9%):
Carlisle Cos., Inc. ....................................................... 6,291 1,965,497
UFP Industries, Inc. (a) ................................................... 23,279 2,922,679
4,888,176
Commercial Services & Supplies (3.7%):
Republic Services, Inc. ................................................... 32,671 5,387,774
Waste Management, Inc. .................................................. 24,079 4,312,549
9,700,323
Consumer Discretionary (6.6%):
Best Buy Co., Inc. ...................................................... 40,750 3,189,910
Genuine Parts Co. ...................................................... 17,311 2,397,574
Leggett & Platt, Inc. ..................................................... 160,795 4,208,005
Lowe's Cos., Inc. ....................................................... 7,784 1,732,329
McDonald's Corp. ...................................................... 19,822 5,877,421
17,405,239
Consumer Staples (23.9%):
Altria Group, Inc. ....................................................... 33,283 1,342,636
Archer-Daniels-Midland Co. ............................................... 24,674 1,781,956
Brown-Forman Corp. , Class B ............................................. 84,277 4,812,217
Colgate-Palmolive Co. ................................................... 72,022 5,740,874
Costco Wholesale Corp. .................................................. 7,074 4,669,406
Flowers Foods, Inc. ..................................................... 378,342 8,516,478
Hormel Foods Corp. ..................................................... 94,191 3,024,473
Kimberly-Clark Corp. .................................................... 31,456 3,822,219
Lancaster Colony Corp. .................................................. 29,260 4,868,571
PepsiCo, Inc. .......................................................... 17,738 3,012,622
Sysco Corp. ........................................................... 31,431 2,298,549
Target Corp. .......................................................... 20,863 2,971,308
The Clorox Co. ........................................................ 30,867 4,401,326
The Coca-Cola Co. ...................................................... 48,117 2,835,535
The Procter & Gamble Co. ................................................ 20,310 2,976,227
Walgreens Boots Alliance, Inc. ............................................. 89,435 2,335,148
Walmart, Inc. .......................................................... 23,371 3,684,438
63,093,983
Electrical Equipment (1.6%):
Emerson Electric Co. .................................................... 42,457 4,132,340
Energy (0.6%):
Chevron Corp. ......................................................... 5,779 861,996
Exxon Mobil Corp. ..................................................... 8,425 842,331
1,704,327
Financials (11.3%):
Aflac, Inc. ............................................................ 46,467 3,833,527
Cincinnati Financial Corp. ................................................ 8,516 881,065
Commerce Bancshares, Inc. ............................................... 65,392 3,492,587
Franklin Resources, Inc. .................................................. 105,632 3,146,777
Jack Henry & Associates, Inc. .............................................. 39,717 6,490,155
Nasdaq, Inc. .......................................................... 93,427 5,431,846
Old Republic International Corp. ............................................ 47,417 1,394,060
RLI Corp. ............................................................ 7,867 1,047,255
S&P Global, Inc. ....................................................... 3,728 1,642,259
United Bankshares, Inc. .................................................. 63,409 2,381,008
29,740,539
Ground Transportation (7.9%):
CSX Corp. ............................................................ 131,611 4,562,954

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
J.B. Hunt Transport Services, Inc. ........................................... 23,480 $ 4,689,895
Landstar System, Inc. .................................................... 28,240 5,468,676
Union Pacific Corp. ..................................................... 25,479 6,258,152
20,979,677
Health Care (9.1%):
Abbott Laboratories ..................................................... 33,039 3,636,603
Agilent Technologies, Inc. ................................................. 45,476 6,322,528
Becton Dickinson & Co. .................................................. 9,190 2,240,798
Cencora, Inc. .......................................................... 3,362 690,487
Danaher Corp. ......................................................... 18,352 4,245,552
Johnson & Johnson ..................................................... 15,915 2,494,517
Medtronic PLC ........................................................ 54,338 4,476,364
24,106,849
Industrial Conglomerates (3.7%):
3M Co. .............................................................. 89,635 9,798,898
Information Technology (10.4%):
Apple, Inc. ........................................................... 40,089 7,718,335
CDW Corp. ........................................................... 20,861 4,742,123
Microsoft Corp. ........................................................ 8,400 3,158,736
NetApp, Inc. .......................................................... 63,176 5,569,596
QUALCOMM, Inc. ..................................................... 18,959 2,742,040
Texas Instruments, Inc. ................................................... 21,186 3,611,366
27,542,196
Machinery (5.2%):
Dover Corp. ........................................................... 24,239 3,728,201
Illinois Tool Works, Inc. .................................................. 18,091 4,738,756
Nordson Corp. ......................................................... 11,629 3,071,917
Stanley Black & Decker, Inc. .............................................. 22,818 2,238,446
13,777,320
Materials (8.8%):
Air Products and Chemicals, Inc. ............................................ 9,437 2,583,851
Ecolab, Inc. ........................................................... 23,737 4,708,234
Nucor Corp. ........................................................... 4,412 767,864
PPG Industries, Inc. ..................................................... 24,826 3,712,728
RPM International, Inc. .................................................. 22,207 2,478,967
Sonoco Products Co. .................................................... 28,496 1,592,072
Steel Dynamics, Inc. ..................................................... 18,135 2,141,743
The Sherwin-Williams Co. ................................................ 8,503 2,652,086
Westlake Corp. ........................................................ 18,410 2,576,664
23,214,209
Trading Companies & Distributors (1.2%):
W.W. Grainger, Inc. ..................................................... 3,745 3,103,444
Utilities (2.5%):
Consolidated Edison, Inc. ................................................. 66,481 6,047,777
National Fuel Gas Co. ................................................... 11,654 584,681
6,632,458
Total Common Stocks (Cost $249,264,234) 263,288,427
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (c) ........ 3,250 3,250
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (c) ............ 3,250 3,250
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (c) ............... 3,250 3,250

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (c) . 3,250 $ 3,250
Total Collateral for Securities Loaned (Cost $13,000) 13,000
Total Investments (Cost $249,277,234) — 99.7% 263,301,427
Other assets in excess of liabilities — 0.3% 764,679
NET ASSETS - 100.00% $ 264,066,106
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on December 31, 2023.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 1 3/15/24 $ 233,022 $ 241,000 $ 7,978
Total unrealized appreciation $ 7,978
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 7,978

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF
71
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (4.4%):
Comcast Corp. , Class A .................................................. 13,320 $ 584,082
Electronic Arts, Inc. ..................................................... 32,805 4,488,052
Fox Corp. , Class A ...................................................... 37,089 1,100,431
6,172,565
Communications Equipment (0.2%):
Cisco Systems, Inc. ..................................................... 6,119 309,132
Consumer Discretionary (6.7%):
Deckers Outdoor Corp. (a) ................................................. 1,655 1,106,252
Murphy USA, Inc. ...................................................... 3,356 1,196,615
NVR, Inc. (a) .......................................................... 56 392,025
Texas Roadhouse, Inc. ................................................... 10,437 1,275,715
The Home Depot, Inc. ................................................... 1,085 376,007
Thor Industries, Inc. ..................................................... 3,454 408,435
Toll Brothers, Inc. ...................................................... 6,530 671,219
Ulta Beauty, Inc. (a) ..................................................... 7,870 3,856,221
9,282,489
Consumer Staples (12.2%):
Altria Group, Inc. ....................................................... 81,781 3,299,046
Kellanova ............................................................ 33,333 1,863,648
Kimberly-Clark Corp. .................................................... 2,667 324,067
Sysco Corp. ........................................................... 4,885 357,240
The Clorox Co. ........................................................ 4,073 580,769
The Hershey Co. ....................................................... 19,739 3,680,139
The J.M. Smucker Co. ................................................... 14,779 1,867,770
The Kroger Co. ........................................................ 7,209 329,524
Walmart, Inc. .......................................................... 29,054 4,580,363
16,882,566
Electronic Equipment, Instruments & Components (1.6%):
Jabil, Inc. ............................................................ 17,583 2,240,074
Energy (8.2%):
Chevron Corp. ......................................................... 24,623 3,672,767
Chord Energy Corp. ..................................................... 2,031 337,613
Coterra Energy, Inc. ..................................................... 12,156 310,221
Diamondback Energy, Inc. ................................................ 2,461 381,652
EOG Resources, Inc. .................................................... 2,592 313,502
EQT Corp. ............................................................ 8,105 313,339
HF Sinclair Corp. ....................................................... 5,780 321,195
Kinder Morgan, Inc. ..................................................... 59,528 1,050,074
Occidental Petroleum Corp. ............................................... 5,070 302,730
Phillips 66 ............................................................ 27,736 3,692,771
Pioneer Natural Resources Co. ............................................. 3,389 762,118
11,457,982
Financials (6.1%):
Aflac, Inc. ............................................................ 30,422 2,509,815
Arch Capital Group Ltd. (a) ................................................ 5,128 380,857
Everest Group Ltd. ...................................................... 7,012 2,479,303
First Citizens Bancshares, Inc. , Class A ....................................... 241 341,972
Unum Group .......................................................... 6,683 302,205
W.R. Berkley Corp. ..................................................... 34,167 2,416,290
8,430,442
Health Care (16.4%):
AbbVie, Inc. .......................................................... 31,569 4,892,248
Amgen, Inc. ........................................................... 3,065 882,781
Bristol-Myers Squibb Co. ................................................. 58,218 2,987,166
Cardinal Health, Inc. .................................................... 3,714 374,371
CVS Health Corp. ...................................................... 4,621 364,874

Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Humana, Inc. .......................................................... 6,394 $ 2,927,237
Johnson & Johnson ..................................................... 32,540 5,100,320
Merck & Co., Inc. ...................................................... 42,285 4,609,911
The Cigna Group ....................................................... 1,127 337,480
UnitedHealth Group, Inc. ................................................. 642 337,994
22,814,382
Industrials (17.8%):
A.O. Smith Corp. ....................................................... 4,970 409,727
CACI International, Inc. , Class A (a) ......................................... 3,083 998,460
Carlisle Cos., Inc. ....................................................... 1,875 585,806
Comfort Systems USA, Inc. ............................................... 1,928 396,532
CSX Corp. ............................................................ 10,694 370,761
Donaldson Co., Inc. ..................................................... 6,379 416,868
General Dynamics Corp. .................................................. 8,735 2,268,217
Lockheed Martin Corp. ................................................... 10,286 4,662,027
Republic Services, Inc. ................................................... 27,757 4,577,407
Science Applications International Corp. ...................................... 8,303 1,032,229
Snap-on, Inc. .......................................................... 8,438 2,437,232
Textron, Inc. .......................................................... 4,210 338,568
Union Pacific Corp. ..................................................... 3,839 942,935
United Parcel Service, Inc. , Class B .......................................... 2,110 331,755
Verisk Analytics, Inc. .................................................... 2,193 523,820
Waste Management, Inc. .................................................. 24,410 4,371,831
24,664,175
IT Services (2.0%):
Akamai Technologies, Inc. (a) .............................................. 24,003 2,840,755
Materials (1.0%):
CF Industries Holdings, Inc. ............................................... 3,835 304,882
Dow, Inc. ............................................................ 6,381 349,934
Nucor Corp. ........................................................... 2,103 366,006
Reliance Steel & Aluminum Co. ............................................ 1,254 350,719
1,371,541
Semiconductors & Semiconductor Equipment (0.8%):
KLA Corp. ........................................................... 2,017 1,172,482
Software (10.2%):
Microsoft Corp. ........................................................ 37,498 14,100,748
Technology Hardware, Storage & Peripherals (11.9%):
Apple, Inc. ........................................................... 72,540 13,966,126
NetApp, Inc. .......................................................... 28,407 2,504,361
16,470,487
Total Common Stocks (Cost $124,074,143) 138,209,820
Total Investments (Cost $124,074,143) — 99.5% 138,209,820
Other assets in excess of liabilities — 0.5% 634,707
NET ASSETS - 100.00% $ 138,844,527
(a) Non-income producing security.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 2 3/15/24 $ 466,047 $ 482,000 $ 15,953
Total unrealized appreciation $ 15,953
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 15,953

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
73
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (3.2%):
Alphabet, Inc. , Class A (a) ................................................. 5,502 $ 768,574
Charter Communications, Inc. , Class A (a) ..................................... 1,501 583,409
Comcast Corp. , Class A .................................................. 21,227 930,804
Electronic Arts, Inc. ..................................................... 8,979 1,228,417
Fox Corp. , Class A ...................................................... 30,885 916,358
Liberty Broadband Corp. , Class C (a) ......................................... 6,936 558,972
Liberty Media Corp.-Liberty Formula One (a) ................................... 13,104 827,256
Live Nation Entertainment, Inc. (a) ........................................... 8,495 795,132
Match Group, Inc. (a) .................................................... 11,804 430,846
Meta Platforms, Inc. , Class A (a) ............................................ 1,794 635,004
Netflix, Inc. (a) ......................................................... 1,416 689,422
News Corp. , Class A ..................................................... 37,602 923,129
Omnicom Group, Inc. .................................................... 11,295 977,131
The Interpublic Group of Cos., Inc. .......................................... 24,746 807,710
The Trade Desk, Inc. , Class A (a) ............................................ 5,068 364,693
The Walt Disney Co. .................................................... 10,145 915,992
T-Mobile US, Inc. ...................................................... 8,695 1,394,069
Verizon Communications, Inc. .............................................. 30,064 1,133,413
Warner Music Group Corp. , Class A ......................................... 21,008 751,876
15,632,207
Consumer Discretionary (10.0%):
Airbnb, Inc. , Class A (a) .................................................. 4,121 561,033
Amazon.com, Inc. (a) .................................................... 4,997 759,244
Aptiv PLC (a) .......................................................... 7,914 710,044
Aramark ............................................................. 22,417 629,918
AutoZone, Inc. (a) ....................................................... 455 1,176,453
Best Buy Co., Inc. ...................................................... 11,891 930,827
Booking Holdings, Inc. (a) ................................................. 293 1,039,335
BorgWarner, Inc. ....................................................... 20,143 722,127
Burlington Stores, Inc. (a) ................................................. 4,320 840,154
Caesars Entertainment, Inc. (a) .............................................. 9,424 441,797
CarMax, Inc. (a) ........................................................ 6,954 533,650
Chewy, Inc. , Class A (a) .................................................. 18,102 427,750
Chipotle Mexican Grill, Inc. (a) ............................................. 431 985,680
Churchill Downs, Inc. .................................................... 6,366 858,964
D.R. Horton, Inc. ....................................................... 7,537 1,145,473
Darden Restaurants, Inc. .................................................. 8,911 1,464,077
Deckers Outdoor Corp. (a) ................................................. 1,706 1,140,342
Dick's Sporting Goods, Inc. ................................................ 4,757 699,041
Domino's Pizza, Inc. ..................................................... 1,982 817,040
eBay, Inc. ............................................................ 17,965 783,633
Expedia Group, Inc. (a) ................................................... 5,425 823,461
Five Below, Inc. (a) ...................................................... 4,627 986,291
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 6,094 679,847
Ford Motor Co. ........................................................ 53,529 652,519
Garmin Ltd. ........................................................... 11,449 1,471,654
General Motors Co. ..................................................... 20,736 744,837
Genuine Parts Co. ...................................................... 6,945 961,882
Hilton Worldwide Holdings, Inc. ............................................ 7,212 1,313,233
Hyatt Hotels Corp. , Class A ................................................ 6,978 910,001
Las Vegas Sands Corp. ................................................... 14,533 715,169
Lennar Corp. , Class A .................................................... 7,803 1,162,959
LKQ Corp. ........................................................... 21,913 1,047,222
Lowe's Cos., Inc. ....................................................... 4,370 972,543
Marriott International, Inc. , Class A .......................................... 4,759 1,073,202
McDonald's Corp. ...................................................... 6,396 1,896,478
MGM Resorts International (a) .............................................. 16,689 745,665
NIKE, Inc. , Class B ..................................................... 8,352 906,777
NVR, Inc. (a) .......................................................... 181 1,267,081
O'Reilly Automotive, Inc. (a) ............................................... 1,303 1,237,954
Penske Automotive Group, Inc. ............................................. 4,702 754,718

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Pool Corp. ............................................................ 1,980 $ 789,446
PulteGroup, Inc. ........................................................ 10,366 1,069,979
Ross Stores, Inc. ....................................................... 9,707 1,343,352
Service Corp. International ................................................ 18,737 1,282,548
Starbucks Corp. ........................................................ 11,332 1,087,985
Tesla, Inc. (a) .......................................................... 1,535 381,417
The Home Depot, Inc. ................................................... 3,265 1,131,486
The TJX Cos., Inc. ...................................................... 15,810 1,483,136
Tractor Supply Co. ...................................................... 4,606 990,428
Ulta Beauty, Inc. (a) ..................................................... 2,104 1,030,939
Yum! Brands, Inc. ...................................................... 11,891 1,553,678
49,134,469
Consumer Staples (9.3%):
Altria Group, Inc. ....................................................... 33,065 1,333,842
Archer-Daniels-Midland Co. ............................................... 13,245 956,554
Brown-Forman Corp. , Class B ............................................. 18,495 1,056,065
Bunge Global SA ....................................................... 6,656 671,923
Campbell Soup Co. ..................................................... 29,003 1,253,800
Church & Dwight Co., Inc. ................................................ 13,971 1,321,098
Colgate-Palmolive Co. ................................................... 20,160 1,606,954
Conagra Brands, Inc. .................................................... 47,820 1,370,521
Costco Wholesale Corp. .................................................. 2,305 1,521,484
Coty, Inc. , Class A (a) .................................................... 66,715 828,600
Darling Ingredients, Inc. (a) ................................................ 11,495 572,911
Dollar General Corp. .................................................... 5,104 693,889
Dollar Tree, Inc. (a) ...................................................... 6,251 887,955
General Mills, Inc. ...................................................... 18,910 1,231,797
Hormel Foods Corp. ..................................................... 34,641 1,112,323
Kellanova ............................................................ 26,157 1,462,438
Keurig Dr Pepper, Inc. ................................................... 43,773 1,458,516
Kimberly-Clark Corp. .................................................... 12,406 1,507,453
Lamb Weston Holdings, Inc. ............................................... 11,314 1,222,930
McCormick & Co., Inc. .................................................. 12,812 876,597
Molson Coors Beverage Co. , Class B ......................................... 16,096 985,236
Mondelez International, Inc. , Class A ......................................... 20,430 1,479,745
Monster Beverage Corp. (a) ................................................ 21,066 1,213,612
PepsiCo, Inc. .......................................................... 9,790 1,662,734
Performance Food Group Co. (a) ............................................ 16,350 1,130,602
Philip Morris International, Inc. ............................................. 15,296 1,439,048
Sysco Corp. ........................................................... 18,478 1,351,296
Target Corp. .......................................................... 7,211 1,026,991
The Clorox Co. ........................................................ 6,350 905,447
The Coca-Cola Co. ...................................................... 33,016 1,945,633
The Estee Lauder Cos., Inc. ............................................... 4,355 636,919
The Hershey Co. ....................................................... 6,719 1,252,690
The Kraft Heinz Co. ..................................................... 45,126 1,668,759
The Kroger Co. ........................................................ 26,071 1,191,705
The Procter & Gamble Co. ................................................ 10,647 1,560,211
Tyson Foods, Inc. , Class A ................................................ 15,299 822,321
U.S. Foods Holding Corp. (a) ............................................... 24,684 1,120,900
Walmart, Inc. .......................................................... 10,688 1,684,963
WK Kellogg Co. ....................................................... 6,540 85,936
46,112,398
Energy (4.3%):
APA Corp. ............................................................ 12,925 463,749
Baker Hughes Co. ...................................................... 22,328 763,171
Cheniere Energy, Inc. .................................................... 4,947 844,502
Chesapeake Energy Corp. ................................................. 8,185 629,754
Chevron Corp. ......................................................... 6,415 956,861
ConocoPhillips Co. ..................................................... 6,537 758,750
Coterra Energy, Inc. ..................................................... 26,703 681,461
Devon Energy Corp. ..................................................... 12,838 581,561

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Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Diamondback Energy, Inc. ................................................ 4,994 $ 774,469
EOG Resources, Inc. .................................................... 6,000 725,700
EQT Corp. ............................................................ 13,680 528,869
Exxon Mobil Corp. ..................................................... 8,286 828,434
Halliburton Co. ........................................................ 15,298 553,023
Hess Corp. ............................................................ 4,616 665,443
HF Sinclair Corp. ....................................................... 11,761 653,559
Kinder Morgan, Inc. ..................................................... 77,371 1,364,824
Marathon Oil Corp. ..................................................... 24,749 597,936
Marathon Petroleum Corp. ................................................ 5,200 771,472
Occidental Petroleum Corp. ............................................... 13,582 810,981
ONEOK, Inc. .......................................................... 14,557 1,022,193
Ovintiv, Inc. .......................................................... 11,029 484,394
Phillips 66 ............................................................ 6,925 921,994
Pioneer Natural Resources Co. ............................................. 3,425 770,214
Schlumberger NV ...................................................... 11,226 584,201
Targa Resources Corp. ................................................... 10,629 923,341
Texas Pacific Land Corp. ................................................. 339 533,061
The Williams Cos., Inc. .................................................. 33,001 1,149,425
Valero Energy Corp. ..................................................... 5,334 693,420
21,036,762
Financials (16.2%):
Aflac, Inc. ............................................................ 14,918 1,230,735
American Express Co. ................................................... 5,435 1,018,193
American Financial Group, Inc. ............................................. 8,767 1,042,309
American International Group, Inc. .......................................... 14,327 970,654
Ameriprise Financial, Inc. ................................................. 2,587 982,620
Aon PLC , Class A ...................................................... 3,883 1,130,031
Apollo Global Management, Inc. ............................................ 8,080 752,975
Arch Capital Group Ltd. (a) ................................................ 12,458 925,256
Ares Management Corp. , Class A ........................................... 7,708 916,635
Arthur J. Gallagher & Co. ................................................. 5,733 1,289,237
Bank of America Corp. ................................................... 31,743 1,068,787
Berkshire Hathaway, Inc. , Class B (a) ......................................... 4,175 1,489,056
BlackRock, Inc. ........................................................ 1,530 1,242,054
Blackstone, Inc. ........................................................ 6,397 837,495
Brown & Brown, Inc. .................................................... 15,708 1,116,996
Capital One Financial Corp. ............................................... 6,850 898,172
Cboe Global Markets, Inc. ................................................ 8,965 1,600,790
Chubb Ltd. ........................................................... 5,533 1,250,458
Cincinnati Financial Corp. ................................................ 7,865 813,713
Citigroup, Inc. ......................................................... 21,841 1,123,501
Citizens Financial Group, Inc. .............................................. 20,760 687,986
CME Group, Inc. ....................................................... 6,161 1,297,507
Corebridge Financial, Inc. ................................................. 39,833 862,783
Discover Financial Services ............................................... 7,211 810,516
Equitable Holdings, Inc. .................................................. 24,791 825,540
Erie Indemnity Co. , Class A ............................................... 2,636 882,849
Everest Group Ltd. ...................................................... 2,482 877,586
FactSet Research Systems, Inc. ............................................. 2,327 1,110,095
Fidelity National Financial, Inc. ............................................ 23,120 1,179,582
Fifth Third Bancorp ..................................................... 23,503 810,618
First Citizens Bancshares, Inc. , Class A ....................................... 240 340,553
Fiserv, Inc. (a) .......................................................... 8,561 1,137,243
FleetCor Technologies, Inc. (a) .............................................. 3,017 852,634
Franklin Resources, Inc. .................................................. 32,533 969,158
Global Payments, Inc. .................................................... 5,755 730,885
Globe Life, Inc. ........................................................ 10,683 1,300,335
Huntington Bancshares, Inc. ............................................... 56,727 721,567
Interactive Brokers Group, Inc. ............................................. 8,693 720,650
Intercontinental Exchange, Inc. ............................................. 10,861 1,394,878
Jack Henry & Associates, Inc. .............................................. 5,194 848,752
JPMorgan Chase & Co. .................................................. 7,165 1,218,767

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Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
KeyCorp. ............................................................ 35,166 $ 506,390
Loews Corp. .......................................................... 19,548 1,360,345
LPL Financial Holdings, Inc. ............................................... 2,817 641,206
M&T Bank Corp. ....................................................... 5,649 774,365
Markel Group, Inc. (a) .................................................... 771 1,094,743
Marsh & McLennan Cos., Inc. ............................................. 7,212 1,366,458
Mastercard, Inc. , Class A ................................................. 3,280 1,398,953
MetLife, Inc. .......................................................... 12,928 854,929
Moody's Corp. ......................................................... 3,114 1,216,204
Morgan Stanley ........................................................ 11,424 1,065,288
Morningstar, Inc. ....................................................... 3,112 890,779
MSCI, Inc. ........................................................... 1,374 777,203
Nasdaq, Inc. .......................................................... 18,115 1,053,206
Northern Trust Corp. .................................................... 9,053 763,892
PayPal Holdings, Inc. (a) .................................................. 10,019 615,267
Principal Financial Group, Inc. ............................................. 10,842 852,940
Prudential Financial, Inc. ................................................. 9,501 985,349
Raymond James Financial, Inc. ............................................. 7,972 888,878
Regions Financial Corp. .................................................. 38,642 748,882
RenaissanceRe Holdings Ltd. .............................................. 4,135 810,460
Ryan Specialty Holdings, Inc. (a) ............................................ 19,841 853,560
S&P Global, Inc. ....................................................... 2,664 1,173,545
State Street Corp. ....................................................... 10,459 810,154
Synchrony Financial ..................................................... 21,799 832,504
T. Rowe Price Group, Inc. ................................................. 6,821 734,553
The Bank of New York Mellon Corp. ......................................... 20,556 1,069,940
The Carlyle Group, Inc. .................................................. 20,131 819,130
The Charles Schwab Corp. ................................................ 9,015 620,232
The Goldman Sachs Group, Inc. ............................................ 3,032 1,169,655
The Hartford Financial Services Group, Inc. .................................... 14,247 1,145,174
The PNC Financial Services Group, Inc. ...................................... 6,333 980,665
The Progressive Corp. ................................................... 5,620 895,154
The Travelers Cos., Inc. .................................................. 6,770 1,289,617
Tradeweb Markets, Inc. , Class A ............................................ 9,468 860,452
Truist Financial Corp. .................................................... 17,431 643,553
U.S. Bancorp .......................................................... 16,249 703,257
Unum Group .......................................................... 15,638 707,150
UWM Holdings Corp. (b) ................................................. 81,635 583,690
Visa, Inc. , Class A ...................................................... 6,029 1,569,650
W.R. Berkley Corp. ..................................................... 17,634 1,247,076
Wells Fargo & Co. ...................................................... 20,060 987,353
79,641,952
Health Care (13.4%):
Abbott Laboratories ..................................................... 11,485 1,264,154
AbbVie, Inc. .......................................................... 7,932 1,229,222
Agilent Technologies, Inc. ................................................. 7,831 1,088,744
Align Technology, Inc. (a) ................................................. 1,236 338,664
Amgen, Inc. ........................................................... 4,649 1,339,005
Avantor, Inc. (a) ........................................................ 33,318 760,650
Becton Dickinson & Co. .................................................. 4,776 1,164,532
Biogen, Inc. (a) ......................................................... 4,315 1,116,593
BioMarin Pharmaceutical, Inc. (a) ........................................... 9,558 921,582
Bio-Techne Corp. ....................................................... 9,846 759,717
Boston Scientific Corp. (a) ................................................. 23,977 1,386,110
Bristol-Myers Squibb Co. ................................................. 21,942 1,125,844
Bruker Corp. .......................................................... 11,911 875,220
Cardinal Health, Inc. .................................................... 13,322 1,342,858
Cencora, Inc. .......................................................... 8,124 1,668,507
Centene Corp. (a) ....................................................... 14,282 1,059,867
Charles River Laboratories International, Inc. (a) ................................. 3,225 762,390
CVS Health Corp. ...................................................... 14,812 1,169,555
Danaher Corp. ......................................................... 3,678 850,869
DaVita, Inc. (a) ......................................................... 7,664 802,881

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Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Dexcom, Inc. (a) ........................................................ 6,542 $ 811,797
Edwards Lifesciences Corp. (a) ............................................. 11,172 851,865
Elevance Health, Inc. .................................................... 2,042 962,925
Eli Lilly & Co. ......................................................... 1,536 895,365
GE HealthCare Technologies, Inc. ........................................... 10,532 814,334
Gilead Sciences, Inc. .................................................... 15,647 1,267,563
HCA Healthcare, Inc. .................................................... 4,377 1,184,766
Henry Schein, Inc. (a) .................................................... 13,936 1,055,095
Hologic, Inc. (a) ........................................................ 16,239 1,160,277
Humana, Inc. .......................................................... 1,880 860,683
IDEXX Laboratories, Inc. (a) ............................................... 1,537 853,112
Incyte Corp. (a) ......................................................... 17,231 1,081,934
Insulet Corp. (a) ........................................................ 3,856 836,675
Intuitive Surgical, Inc. (a) ................................................. 2,622 884,558
IQVIA Holdings, Inc. (a) .................................................. 4,316 998,636
Johnson & Johnson ..................................................... 8,611 1,349,688
Laboratory Corp. of America Holdings ........................................ 5,926 1,346,921
McKesson Corp. ....................................................... 2,844 1,316,715
Medtronic PLC ........................................................ 13,237 1,090,464
Merck & Co., Inc. ...................................................... 11,030 1,202,491
Mettler-Toledo International, Inc. (a) ......................................... 735 891,526
Moderna, Inc. (a) ....................................................... 4,184 416,099
Molina Healthcare, Inc. (a) ................................................ 2,798 1,010,945
Neurocrine Biosciences, Inc. (a) ............................................. 8,621 1,135,903
Penumbra, Inc. (a) ....................................................... 3,014 758,142
Pfizer, Inc. ............................................................ 32,410 933,084
Quest Diagnostics, Inc. ................................................... 9,867 1,360,462
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,097 963,484
Repligen Corp. (a) ....................................................... 2,932 527,174
ResMed, Inc. .......................................................... 4,634 797,141
Revvity, Inc. .......................................................... 7,614 832,286
STERIS PLC .......................................................... 3,679 808,828
Stryker Corp. .......................................................... 3,700 1,108,002
Teleflex, Inc. .......................................................... 4,142 1,032,766
The Cigna Group ....................................................... 3,321 994,473
The Cooper Cos., Inc. .................................................... 2,852 1,079,311
Thermo Fisher Scientific, Inc. .............................................. 1,877 996,293
United Therapeutics Corp. (a) .............................................. 4,225 929,035
UnitedHealth Group, Inc. ................................................. 2,185 1,150,337
Veeva Systems, Inc. , Class A (a) ............................................. 3,095 595,849
Vertex Pharmaceuticals, Inc. (a) ............................................. 3,103 1,262,580
Viatris, Inc. ........................................................... 89,144 965,430
Waters Corp. (a) ........................................................ 2,948 970,570
West Pharmaceutical Services, Inc. .......................................... 1,883 663,042
Zimmer Biomet Holdings, Inc. ............................................. 10,741 1,307,180
Zoetis, Inc. ........................................................... 4,889 964,942
66,307,712
Industrials (18.0%):
A.O. Smith Corp. ....................................................... 11,195 922,916
Advanced Drainage Systems, Inc. ........................................... 4,202 590,969
AECOM ............................................................. 13,468 1,244,847
AGCO Corp. .......................................................... 5,936 720,690
Allegion PLC ......................................................... 7,742 980,834
American Airlines Group, Inc. (a) ............................................ 44,056 605,330
AMETEK, Inc. ........................................................ 7,779 1,282,679
Automatic Data Processing, Inc. ............................................ 4,563 1,063,042
Axon Enterprise, Inc. (a) .................................................. 2,894 747,607
Booz Allen Hamilton Holding Corp. ......................................... 9,168 1,172,679
Broadridge Financial Solutions, Inc. ......................................... 5,833 1,200,140
Builders FirstSource, Inc. (a) ............................................... 4,370 729,528
C.H. Robinson Worldwide, Inc. ............................................. 9,954 859,926
Carlisle Cos., Inc. ....................................................... 3,587 1,120,686
Carrier Global Corp. ..................................................... 14,032 806,138

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Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Caterpillar, Inc. ........................................................ 2,951 $ 872,522
Cintas Corp. .......................................................... 2,473 1,490,378
Copart, Inc. (a) ......................................................... 24,551 1,202,999
CSX Corp. ............................................................ 36,228 1,256,025
Cummins, Inc. ......................................................... 4,073 975,769
Deere & Co. .......................................................... 2,093 836,928
Delta Air Lines, Inc. ..................................................... 18,239 733,755
Dover Corp. ........................................................... 6,589 1,013,454
Eaton Corp. PLC ....................................................... 3,919 943,774
EMCOR Group, Inc. .................................................... 3,791 816,695
Equifax, Inc. .......................................................... 4,075 1,007,707
Expeditors International of Washington, Inc. .................................... 8,372 1,064,918
Fastenal Co. ........................................................... 18,912 1,224,930
FedEx Corp. .......................................................... 3,466 876,794
Fortive Corp. .......................................................... 13,510 994,741
General Dynamics Corp. .................................................. 6,491 1,685,518
General Electric Co. ..................................................... 8,349 1,065,583
Graco, Inc. ........................................................... 11,342 984,032
HEICO Corp. .......................................................... 5,584 998,810
Honeywell International, Inc. .............................................. 6,606 1,385,344
Howmet Aerospace, Inc. .................................................. 21,109 1,142,419
Hubbell, Inc. .......................................................... 2,545 837,127
IDEX Corp. ........................................................... 4,868 1,056,892
Illinois Tool Works, Inc. .................................................. 4,375 1,145,988
Ingersoll Rand, Inc. ..................................................... 13,586 1,050,741
J.B. Hunt Transport Services, Inc. ........................................... 4,956 989,912
Jacobs Solutions, Inc. .................................................... 8,175 1,061,115
Johnson Controls International PLC .......................................... 15,020 865,753
L3Harris Technologies, Inc. ............................................... 6,408 1,349,653
Leidos Holdings, Inc. .................................................... 8,974 971,346
Lennox International, Inc. ................................................. 2,128 952,323
Lincoln Electric Holdings, Inc. ............................................. 5,084 1,105,567
Lockheed Martin Corp. ................................................... 3,334 1,511,102
Masco Corp. .......................................................... 14,667 982,396
Nordson Corp. ......................................................... 3,657 966,033
Norfolk Southern Corp. .................................................. 5,485 1,296,544
Northrop Grumman Corp. ................................................. 2,755 1,289,726
Old Dominion Freight Line, Inc. ............................................ 1,634 662,309
Otis Worldwide Corp. .................................................... 13,988 1,251,506
Owens Corning ........................................................ 6,023 892,789
PACCAR, Inc. ......................................................... 12,059 1,177,561
Parker-Hannifin Corp. ................................................... 2,132 982,212
Paychex, Inc. .......................................................... 8,581 1,022,083
Paycom Software, Inc. ................................................... 2,080 429,978
Paylocity Holding Corp. (a) ................................................ 3,246 535,103
Quanta Services, Inc. .................................................... 4,685 1,011,023
Regal Rexnord Corp. .................................................... 4,489 664,462
Republic Services, Inc. ................................................... 9,890 1,630,960
Rockwell Automation, Inc. ................................................ 2,707 840,469
Rollins, Inc. ........................................................... 29,882 1,304,947
RTX Corp. ............................................................ 12,611 1,061,090
Saia, Inc. (a) ........................................................... 1,328 581,956
Snap-on, Inc. .......................................................... 3,840 1,109,146
Southwest Airlines Co. ................................................... 23,590 681,279
SS&C Technologies Holdings, Inc. .......................................... 17,329 1,058,975
Stanley Black & Decker, Inc. .............................................. 7,069 693,469
Textron, Inc. .......................................................... 12,195 980,722
The Toro Co. .......................................................... 9,680 929,183
Trane Technologies PLC .................................................. 4,757 1,160,232
TransDigm Group, Inc. ................................................... 1,255 1,269,558
TransUnion ........................................................... 9,465 650,340
U-Haul Holding Co. ..................................................... 11,569 814,920
Union Pacific Corp. ..................................................... 4,228 1,038,481
United Airlines Holdings, Inc. (a) ............................................ 12,728 525,157

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
United Parcel Service, Inc. , Class B .......................................... 5,951 $ 935,676
United Rentals, Inc. ..................................................... 1,315 754,047
Veralto Corp. .......................................................... 1,226 100,851
Verisk Analytics, Inc. .................................................... 4,704 1,123,598
Vertiv Holdings Co. , Class A ............................................... 10,009 480,732
Vestis Corp. ........................................................... 11,208 236,937
W.W. Grainger, Inc. ..................................................... 1,211 1,003,544
Waste Management, Inc. .................................................. 9,213 1,650,048
Watsco, Inc. ........................................................... 2,266 970,913
Westinghouse Air Brake Technologies Corp. .................................... 10,079 1,279,025
Xylem, Inc. ........................................................... 9,523 1,089,050
88,637,655
Information Technology (12.6%):
Accenture PLC , Class A .................................................. 2,968 1,041,501
Adobe, Inc. (a) ......................................................... 1,283 765,438
Akamai Technologies, Inc. (a) .............................................. 8,333 986,211
Amphenol Corp. , Class A ................................................. 13,534 1,341,625
Analog Devices, Inc. .................................................... 4,765 946,138
ANSYS, Inc. (a) ........................................................ 2,530 918,086
Apple, Inc. ........................................................... 5,603 1,078,746
Applied Materials, Inc. ................................................... 4,218 683,611
AppLovin Corp. , Class A (a) ............................................... 7,473 297,799
Arista Networks, Inc. (a) .................................................. 2,544 599,137
Autodesk, Inc. (a) ....................................................... 3,281 798,858
Bentley Systems, Inc. , Class B ............................................. 15,681 818,235
Broadcom, Inc. ........................................................ 820 915,325
Cadence Design Systems, Inc. (a) ............................................ 3,467 944,307
CDW Corp. ........................................................... 4,173 948,606
Cisco Systems, Inc. ..................................................... 21,842 1,103,458
Cognizant Technology Solutions Corp. , Class A ................................. 12,896 974,035
Corning, Inc. .......................................................... 30,395 925,528
Dell Technologies, Inc. , Class C ............................................ 14,892 1,139,238
Dropbox, Inc. , Class A (a) ................................................. 28,842 850,262
Dynatrace, Inc. (a) ...................................................... 12,645 691,555
Enphase Energy, Inc. (a) .................................................. 3,309 437,251
Entegris, Inc. .......................................................... 4,747 568,786
EPAM Systems, Inc. (a) ................................................... 1,962 583,381
F5, Inc. (a) ............................................................ 6,323 1,131,691
Fair Isaac Corp. (a) ...................................................... 1,069 1,244,327
First Solar, Inc. (a) ...................................................... 2,276 392,109
Fortinet, Inc. (a) ........................................................ 9,188 537,774
Gartner, Inc. (a) ........................................................ 3,045 1,373,630
Gen Digital, Inc. ....................................................... 36,744 838,498
GoDaddy, Inc. , Class A (a) ................................................. 13,920 1,477,747
Hewlett Packard Enterprise Co. ............................................. 51,673 877,408
HP, Inc. .............................................................. 29,702 893,733
International Business Machines Corp. ........................................ 9,383 1,534,590
Intuit, Inc. ............................................................ 1,348 842,540
Jabil, Inc. ............................................................ 7,597 967,858
Juniper Networks, Inc. ................................................... 34,072 1,004,443
Keysight Technologies, Inc. (a) ............................................. 5,677 903,154
KLA Corp. ........................................................... 1,280 744,064
Lam Research Corp. ..................................................... 862 675,170
Lattice Semiconductor Corp. (a) ............................................. 5,356 369,510
Manhattan Associates, Inc. (a) .............................................. 4,320 930,182
Microchip Technology, Inc. ................................................ 8,466 763,464
Microsoft Corp. ........................................................ 2,674 1,005,531
Monolithic Power Systems, Inc. ............................................ 885 558,240
Motorola Solutions, Inc. .................................................. 4,436 1,388,867
NetApp, Inc. .......................................................... 12,244 1,079,431
NVIDIA Corp. ......................................................... 881 436,289
NXP Semiconductors NV ................................................. 3,505 805,028
ON Semiconductor Corp. (a) ............................................... 5,704 476,455

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Oracle Corp. .......................................................... 8,356 $ 880,973
Palo Alto Networks, Inc. (a) ................................................ 2,438 718,918
PTC, Inc. (a) ........................................................... 7,648 1,338,094
QUALCOMM, Inc. ..................................................... 6,195 895,983
Roper Technologies, Inc. .................................................. 2,871 1,565,183
Salesforce, Inc. (a) ...................................................... 3,508 923,095
ServiceNow, Inc. (a) ..................................................... 1,183 835,778
Skyworks Solutions, Inc. ................................................. 6,585 740,286
Super Micro Computer, Inc. (a) ............................................. 1,090 309,843
Synopsys, Inc. (a) ....................................................... 1,863 959,277
TD SYNNEX Corp. ..................................................... 9,273 997,868
TE Connectivity Ltd. .................................................... 8,434 1,184,977
Teledyne Technologies, Inc. (a) ............................................. 2,602 1,161,247
Teradyne, Inc. ......................................................... 6,595 715,689
Texas Instruments, Inc. ................................................... 5,654 963,781
Trimble, Inc. (a) ........................................................ 15,075 801,990
Tyler Technologies, Inc. (a) ................................................ 2,126 888,923
VeriSign, Inc. (a) ........................................................ 6,306 1,298,784
Zebra Technologies Corp. (a) ............................................... 2,086 570,166
Zoom Video Communications, Inc. , Class A (a) .................................. 8,262 594,120
61,953,825
Materials (4.8%):
Air Products and Chemicals, Inc. ............................................ 3,692 1,010,870
Albemarle Corp. ....................................................... 2,768 399,921
Avery Dennison Corp. ................................................... 5,293 1,070,033
Ball Corp. ............................................................ 13,497 776,347
Celanese Corp. ......................................................... 5,693 884,521
CF Industries Holdings, Inc. ............................................... 9,480 753,660
Corteva, Inc. .......................................................... 19,513 935,063
Crown Holdings, Inc. .................................................... 9,836 905,797
Dow, Inc. ............................................................ 18,990 1,041,412
DuPont de Nemours, Inc. ................................................. 12,693 976,472
Eastman Chemical Co. ................................................... 9,593 861,643
Ecolab, Inc. ........................................................... 5,938 1,177,802
FMC Corp. ........................................................... 10,550 665,178
Freeport-McMoRan, Inc. ................................................. 16,938 721,051
International Paper Co. ................................................... 24,266 877,216
LyondellBasell Industries NV , Class A ........................................ 10,117 961,924
Martin Marietta Materials, Inc. ............................................. 2,071 1,033,243
Nucor Corp. ........................................................... 3,871 673,709
Packaging Corp. of America ............................................... 6,099 993,588
PPG Industries, Inc. ..................................................... 6,542 978,356
Reliance Steel & Aluminum Co. ............................................ 3,331 931,614
RPM International, Inc. .................................................. 8,055 899,180
Steel Dynamics, Inc. ..................................................... 5,552 655,691
The Mosaic Co. ........................................................ 16,796 600,121
The Sherwin-Williams Co. ................................................ 3,305 1,030,829
Vulcan Materials Co. .................................................... 4,715 1,070,352
Westlake Corp. ........................................................ 5,779 808,829
23,694,422
Real Estate (0.4%):
CBRE Group, Inc. , Class A (a) .............................................. 10,027 933,413
CoStar Group, Inc. (a) .................................................... 10,614 927,558
1,860,971
Utilities (7.3%):
Alliant Energy Corp. .................................................... 24,279 1,245,513
Ameren Corp. ......................................................... 15,654 1,132,410
American Electric Power Co., Inc. ........................................... 15,357 1,247,295
American Water Works Co., Inc. ............................................ 8,825 1,164,812
Atmos Energy Corp. ..................................................... 10,953 1,269,453
CenterPoint Energy, Inc. .................................................. 45,316 1,294,678

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
CMS Energy Corp. ...................................................... 21,811 $ 1,266,565
Consolidated Edison, Inc. ................................................. 15,275 1,389,567
Constellation Energy Corp. ................................................ 9,058 1,058,790
Dominion Energy, Inc. ................................................... 23,287 1,094,489
DTE Energy Co. ....................................................... 12,504 1,378,691
Duke Energy Corp. ...................................................... 14,970 1,452,689
Edison International ..................................................... 16,143 1,154,063
Entergy Corp. ......................................................... 11,701 1,184,024
Essential Utilities, Inc. ................................................... 32,479 1,213,091
Evergy, Inc. ........................................................... 22,422 1,170,428
Eversource Energy ...................................................... 18,089 1,116,453
Exelon Corp. .......................................................... 32,823 1,178,346
FirstEnergy Corp. ....................................................... 34,065 1,248,823
NextEra Energy, Inc. .................................................... 16,507 1,002,635
NiSource, Inc. ......................................................... 49,021 1,301,507
PG&E Corp. .......................................................... 75,654 1,364,042
PPL Corp. ............................................................ 54,220 1,469,362
Public Service Enterprise Group, Inc. ......................................... 20,802 1,272,042
Sempra .............................................................. 18,319 1,368,979
The Southern Co. ....................................................... 19,401 1,360,398
Vistra Corp. ........................................................... 23,748 914,773
WEC Energy Group, Inc. ................................................. 15,088 1,269,957
Xcel Energy, Inc. ....................................................... 21,983 1,360,967
35,944,842
Total Common Stocks (Cost $463,440,767) 489,957,215
Investment Companies (0.2%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 5 .22% (c) ............ 917,460 917,460
Total Investment Companies (Cost $917,460) 917,460
Collateral for Securities Loaned (0.0%)^(d)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (c) ........ 1,811 1,811
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (c) ............ 1,811 1,811
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (c) ............... 1,811 1,811
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (c) . 1,811 1,811
Total Collateral for Securities Loaned (Cost $7,244) 7,244
Total Investments (Cost $464,365,471) — 99.7% 490,881,919
Other assets in excess of liabilities — 0.3% 1,564,915
NET ASSETS - 100.00% $ 492,446,834
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2023.
(d) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 8 3/15/24 $ 1,871,616 $ 1,928,000 $ 56,384
Total unrealized appreciation $ 56,384
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 56,384

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
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(Unaudited)
See notes to financial statements.
A
Security Description Shares Value
Common Stocks (25.1%)
Communication Services (0.7%):
Omnicom Group, Inc. .................................................... 27,618 $ 2,389,233
The Interpublic Group of Cos., Inc. .......................................... 60,522 1,975,438
Verizon Communications, Inc. .............................................. 73,532 2,772,157
7,136,828
Consumer Discretionary (0.7%):
Best Buy Co., Inc. ...................................................... 29,077 2,276,148
Darden Restaurants, Inc. .................................................. 21,785 3,579,275
Ford Motor Co. ........................................................ 130,907 1,595,756
7,451,179
Consumer Staples (3.9%):
Altria Group, Inc. ....................................................... 80,859 3,261,852
Campbell Soup Co. ..................................................... 70,932 3,066,390
Conagra Brands, Inc. .................................................... 116,948 3,351,730
General Mills, Inc. ...................................................... 46,255 3,013,051
Kellanova ............................................................ 63,966 3,576,339
Kimberly-Clark Corp. .................................................... 30,344 3,687,099
Philip Morris International, Inc. ............................................. 37,409 3,519,439
Target Corp. .......................................................... 17,635 2,511,577
The Clorox Co. ........................................................ 15,533 2,214,850
The Coca-Cola Co. ...................................................... 80,748 4,758,479
The Kraft Heinz Co. ..................................................... 110,358 4,081,039
Tyson Foods, Inc., Class A ................................................ 37,416 2,011,110
WK Kellogg Co. ....................................................... 15,998 210,214
39,263,169
Energy (2.8%):
Chevron Corp. ......................................................... 15,682 2,339,127
ConocoPhillips Co. ..................................................... 15,991 1,856,075
Coterra Energy, Inc. ..................................................... 65,309 1,666,686
Devon Energy Corp. ..................................................... 31,400 1,422,420
Diamondback Energy, Inc. ................................................ 12,213 1,893,992
EOG Resources, Inc. .................................................... 14,580 1,763,451
Exxon Mobil Corp. ..................................................... 20,268 2,026,395
HF Sinclair Corp. ....................................................... 28,762 1,598,304
Kinder Morgan, Inc. ..................................................... 189,215 3,337,753
ONEOK, Inc. .......................................................... 35,603 2,500,043
Phillips 66 ............................................................ 16,940 2,255,392
Pioneer Natural Resources Co. ............................................. 8,379 1,884,269
The Williams Cos., Inc. .................................................. 80,711 2,811,164
Valero Energy Corp. ..................................................... 13,049 1,696,370
29,051,441
Financials (5.9%):
Bank of America Corp. ................................................... 77,626 2,613,667
Blackstone, Inc. ........................................................ 15,650 2,048,898
Citigroup, Inc. ......................................................... 53,422 2,748,028
Citizens Financial Group, Inc. .............................................. 50,773 1,682,617
CME Group, Inc. ....................................................... 15,065 3,172,689
Corebridge Financial, Inc. ................................................. 92,339 2,000,063
Fidelity National Financial, Inc. ............................................ 56,544 2,884,875
Fifth Third Bancorp ..................................................... 57,474 1,982,278
Franklin Resources, Inc. .................................................. 79,564 2,370,212
Huntington Bancshares, Inc. ............................................... 138,740 1,764,773
KeyCorp. ............................................................ 86,003 1,238,443
M&T Bank Corp. ....................................................... 13,823 1,894,857
MetLife, Inc. .......................................................... 31,616 2,090,766
Morgan Stanley ........................................................ 27,934 2,604,845
Northern Trust Corp. .................................................... 22,140 1,868,173
Principal Financial Group, Inc. ............................................. 26,513 2,085,778
Prudential Financial, Inc. ................................................. 23,228 2,408,976

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Regions Financial Corp. .................................................. 94,500 $ 1,831,410
State Street Corp. ....................................................... 25,578 1,981,272
T. Rowe Price Group, Inc. ................................................. 16,686 1,796,915
The Bank of New York Mellon Corp. ......................................... 50,268 2,616,449
The Carlyle Group, Inc. .................................................. 49,233 2,003,291
The Goldman Sachs Group, Inc. ............................................ 7,410 2,858,556
The PNC Financial Services Group, Inc. ...................................... 15,489 2,398,472
Truist Financial Corp. .................................................... 42,636 1,574,121
U.S. Bancorp .......................................................... 39,746 1,720,207
UWM Holdings Corp.(a) ................................................. 199,621 1,427,290
Wells Fargo & Co. ...................................................... 49,063 2,414,881
60,082,802
Health Care (2.2%):
AbbVie, Inc. .......................................................... 19,398 3,006,108
Amgen, Inc. ........................................................... 11,365 3,273,347
Bristol-Myers Squibb Co. ................................................. 53,663 2,753,448
CVS Health Corp. ...................................................... 36,220 2,859,931
Gilead Sciences, Inc. .................................................... 38,272 3,100,415
Medtronic PLC ........................................................ 32,371 2,666,723
Pfizer, Inc. ............................................................ 79,264 2,282,011
Viatris, Inc. ........................................................... 218,013 2,361,081
22,303,064
Industrials (0.4%):
Stanley Black & Decker, Inc. .............................................. 17,287 1,695,854
United Parcel Service, Inc., Class B .......................................... 14,560 2,289,269
3,985,123
Information Technology (1.3%):
Corning, Inc. .......................................................... 74,339 2,263,623
HP, Inc. .............................................................. 72,639 2,185,707
International Business Machines Corp. ........................................ 22,944 3,752,491
Juniper Networks, Inc. ................................................... 83,335 2,456,716
Texas Instruments, Inc. ................................................... 13,834 2,358,144
13,016,681
Materials (1.1%):
Dow, Inc. ............................................................ 46,444 2,546,989
Eastman Chemical Co. ................................................... 23,466 2,107,716
International Paper Co. ................................................... 59,344 2,145,286
LyondellBasell Industries NV, Class A ........................................ 24,739 2,352,184
Packaging Corp. of America ............................................... 14,922 2,430,943
11,583,118
Utilities (6.1%):
Alliant Energy Corp. .................................................... 59,376 3,045,989
American Electric Power Co., Inc. ........................................... 37,561 3,050,705
CMS Energy Corp. ...................................................... 53,346 3,097,802
Consolidated Edison, Inc. ................................................. 37,356 3,398,275
Dominion Energy, Inc. ................................................... 56,956 2,676,932
DTE Energy Co. ....................................................... 30,580 3,371,751
Duke Energy Corp. ...................................................... 36,608 3,552,440
Edison International ..................................................... 39,475 2,822,068
Entergy Corp. ......................................................... 28,620 2,896,058
Evergy, Inc. ........................................................... 54,842 2,862,752
Eversource Energy ...................................................... 44,236 2,730,246
Exelon Corp. .......................................................... 80,276 2,881,908
FirstEnergy Corp. ....................................................... 83,317 3,054,401
NiSource, Inc. ......................................................... 119,890 3,183,080
PPL Corp. ............................................................ 132,612 3,593,785
Public Service Enterprise Group, Inc. ......................................... 50,880 3,111,312
Sempra .............................................................. 44,809 3,348,577
The Southern Co. ....................................................... 47,445 3,326,843
WEC Energy Group, Inc. ................................................. 36,900 3,105,873

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Xcel Energy, Inc. ....................................................... 53,769 $ 3,328,839
62,439,636
Total Common Stocks (Cost $245,872,654) 256,313,041
Investment Companies (75.5%)
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.22% (b)(c) .......... 769,068,477 769,068,477
Total Investment Companies (Cost $769,068,477) 769,068,477
Collateral for Securities Loaned (0.0%)^(d)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.25%(b) ........ 78,973 78,973
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.30%(b) ............ 78,973 78,973
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(b) ............... 78,973 78,973
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.26%(b) . 78,973 78,973
Total Collateral for Securities Loaned (Cost $315,892) 315,892
Total Investments (Cost $1,015,257,023) — 100.6% 1,025,697,410
Liabilities in excess of other assets — (0.6)% (6,442,706)
NET ASSETS - 100.00% $ 1,019,254,704
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on December 31, 2023.
(c) Represents an investment greater than 25% of the Fund's net assets.  The financial statements and portfolio holdings for these securities can be found at
www.sec.gov.
(d) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 7 3/15/24 $ 1,638,703 $ 1,687,000 $ 48,297
Total unrealized appreciation $ 48,297
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 48,297

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF
85
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (26.7%)
Communication Services (0.7%):
Cargurus, Inc. (a) ....................................................... 1,194 $ 28,847
Cars.com, Inc. (a) ....................................................... 1,250 23,713
Cogent Communications Holdings, Inc. ....................................... 429 32,630
Gogo, Inc. (a) .......................................................... 1,826 18,497
Integral Ad Science Holding Corp. (a) ......................................... 1,239 17,829
John Wiley & Sons, Inc. , Class A ............................................ 678 21,520
Liberty Latin America Ltd. , Class C (a) ........................................ 2,169 15,920
Madison Square Garden Sports Corp. (a) ....................................... 194 35,275
Scholastic Corp. ........................................................ 523 19,717
Shutterstock, Inc. ....................................................... 518 25,009
Sphere Entertainment Co. (a) ............................................... 484 16,437
Vivid Seats, Inc. , Class A (a) ............................................... 2,493 15,756
Yelp, Inc. (a) ........................................................... 691 32,712
Ziff Davis, Inc. (a) ....................................................... 496 33,326
ZipRecruiter, Inc. (a) ..................................................... 1,320 18,348
355,536
Consumer Discretionary (4.1%):
Abercrombie & Fitch Co. (a) ............................................... 283 24,966
Acushnet Holdings Corp. ................................................. 514 32,469
Adient PLC (a) ......................................................... 682 24,797
Adtalem Global Education, Inc. (a) ........................................... 611 36,018
American Eagle Outfitters, Inc. ............................................. 1,319 27,910
Arhaus, Inc. (a) ......................................................... 1,529 18,119
Bloomin' Brands, Inc. .................................................... 986 27,756
Boot Barn Holdings, Inc. (a) ............................................... 213 16,350
Bright Horizons Family Solutions, Inc. (a) ..................................... 273 25,727
Brinker International, Inc. (a) ............................................... 767 33,119
Camping World Holdings, Inc. , Class A ....................................... 837 21,980
Carter's, Inc. .......................................................... 453 33,925
Cavco Industries, Inc. (a) .................................................. 92 31,889
Century Communities, Inc. ................................................ 390 35,545
Chegg, Inc. (a) ......................................................... 1,177 13,371
Cracker Barrel Old Country Store, Inc. (b) ..................................... 363 27,980
Dave & Buster's Entertainment, Inc. (a) ....................................... 509 27,410
Dorman Products, Inc. (a) ................................................. 386 32,196
Dream Finders Homes, Inc. , Class A (a) ....................................... 554 19,684
Dutch Bros, Inc. , Class A (a) (b) ............................................. 618 19,572
Everi Holdings, Inc. (a) ................................................... 1,846 20,804
First Watch Restaurant Group, Inc. (a) ........................................ 1,490 29,949
Foot Locker, Inc. ....................................................... 757 23,580
Frontdoor, Inc. (a) ....................................................... 891 31,381
Gentherm, Inc. (a) ....................................................... 447 23,405
Graham Holdings Co. , Class B ............................................. 75 52,239
Grand Canyon Education, Inc. (a) ............................................ 398 52,552
Green Brick Partners, Inc. (a) ............................................... 406 21,088
Group 1 Automotive, Inc. ................................................. 107 32,607
Guess?, Inc. ........................................................... 866 19,970
Helen of Troy Ltd. (a) .................................................... 147 17,759
Installed Building Products, Inc. ............................................ 169 30,897
Jack in the Box, Inc. ..................................................... 385 31,428
KB Home ............................................................ 597 37,289
Kontoor Brands, Inc. .................................................... 457 28,526
Laureate Education, Inc. .................................................. 2,380 32,630
La-Z-Boy, Inc. ......................................................... 878 32,416
LCI Industries ......................................................... 209 26,273
Leslie's, Inc. (a) ........................................................ 2,478 17,123
Levi Strauss & Co. , Class A ............................................... 1,853 30,649
LGI Homes, Inc. (a) ..................................................... 195 25,966
Life Time Group Holdings, Inc. (a) ........................................... 1,153 17,387
M/I Homes, Inc. (a) ...................................................... 308 42,424
MDC Holdings, Inc. ..................................................... 660 36,465

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Meritage Homes Corp. ................................................... 207 $ 36,059
Mister Car Wash, Inc. (a) (b) ................................................ 3,008 25,989
Modine Manufacturing Co. (a) .............................................. 346 20,656
Monarch Casino & Resort, Inc. ............................................. 554 38,309
National Vision Holdings, Inc. (a) ............................................ 809 16,932
Nordstrom, Inc. ........................................................ 1,011 18,653
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 337 25,575
Oxford Industries, Inc. ................................................... 253 25,300
Papa John's International, Inc. .............................................. 385 29,349
Patrick Industries, Inc. ................................................... 330 33,115
Portillo's, Inc. , Class A (a) ................................................. 1,225 19,514
Red Rock Resorts, Inc. , Class A ............................................. 737 39,304
SeaWorld Entertainment, Inc. (a) ............................................ 537 28,370
Signet Jewelers Ltd. ..................................................... 283 30,355
Six Flags Entertainment Corp. (a) ............................................ 852 21,368
Skyline Champion Corp. (a) ................................................ 319 23,689
Steven Madden Ltd. ..................................................... 866 36,372
Strategic Education, Inc. .................................................. 432 39,904
Stride, Inc. (a) .......................................................... 505 29,982
Target Hospitality Corp. (a) (b) .............................................. 1,127 10,966
Taylor Morrison Home Corp. (a) ............................................ 665 35,478
The Buckle, Inc. ........................................................ 879 41,770
The Cheesecake Factory, Inc. .............................................. 856 29,969
The ODP Corp. (a) ...................................................... 553 31,134
Topgolf Callaway Brands Corp. (a) ........................................... 1,520 21,797
Travel + Leisure Co. ..................................................... 737 28,809
Tri Pointe Homes, Inc. (a) ................................................. 953 33,736
Urban Outfitters, Inc. (a) .................................................. 687 24,519
Victoria's Secret & Co. (a) ................................................. 891 23,647
Visteon Corp. (a) ........................................................ 207 25,854
Winmark Corp. ........................................................ 96 40,085
Winnebago Industries, Inc. ................................................ 414 30,172
Worthington Enterprises, Inc. .............................................. 341 19,625
XPEL, Inc. (a) ......................................................... 292 15,724
YETI Holdings, Inc. (a) ................................................... 432 22,369
2,220,039
Consumer Staples (2.1%):
BellRing Brands, Inc. (a) .................................................. 891 49,388
Cal-Maine Foods, Inc. ................................................... 551 31,622
Central Garden & Pet Co. , Class A (a) ........................................ 792 34,880
Coca-Cola Consolidated, Inc. .............................................. 36 33,422
Edgewell Personal Care Co. ............................................... 892 32,674
elf Beauty, Inc. (a) ....................................................... 133 19,197
Fresh Del Monte Produce, Inc. ............................................. 1,402 36,803
Grocery Outlet Holding Corp. (a) ............................................ 1,071 28,874
Herbalife Ltd. (a) ....................................................... 1,093 16,679
Ingles Markets, Inc. , Class A ............................................... 555 47,935
Inter Parfums, Inc. ...................................................... 183 26,354
J & J Snack Foods Corp. .................................................. 261 43,624
John B Sanfilippo & Son, Inc. .............................................. 352 36,270
MGP Ingredients, Inc. .................................................... 247 24,334
National Beverage Corp. (a) ................................................ 688 34,207
Nu Skin Enterprises, Inc. , Class A ........................................... 1,326 25,751
Olaplex Holdings, Inc. (a) ................................................. 5,929 15,060
PriceSmart, Inc. ........................................................ 436 33,040
Seaboard Corp. ........................................................ 11 39,271
Spectrum Brands Holdings, Inc. ............................................ 405 32,307
Sprouts Farmers Market, Inc. (a) ............................................ 718 34,543
The Andersons, Inc. ..................................................... 500 28,770
The Boston Beer Co., Inc. , Class A (a) ........................................ 69 23,846
The Chefs' Warehouse, Inc. (a) .............................................. 948 27,900
The Duckhorn Portfolio, Inc. (a) ............................................. 2,979 29,343
The Simply Good Foods Co. (a) ............................................. 968 38,333

Victory Portfolios II
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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
The Vita Coco Co., Inc. (a) ................................................ 682 $ 17,493
Tootsie Roll Industries, Inc. ................................................ 1,265 42,049
TreeHouse Foods, Inc. (a) ................................................. 803 33,284
United Natural Foods, Inc. (a) .............................................. 897 14,558
Universal Corp. ........................................................ 1,134 76,341
USANA Health Sciences, Inc. (a) ............................................ 569 30,498
Utz Brands, Inc. ........................................................ 1,970 31,993
Vector Group Ltd. ...................................................... 2,638 29,757
WD-40 Co. ........................................................... 130 31,079
Weis Markets, Inc. ...................................................... 509 32,556
1,164,035
Energy (1.2%):
Archrock, Inc. ......................................................... 2,077 31,986
Cactus, Inc. , Class A ..................................................... 423 19,204
California Resources Corp. ................................................ 500 27,340
Callon Petroleum Co. (a) .................................................. 495 16,038
CNX Resources Corp. (a) ................................................. 1,328 26,560
Comstock Resources, Inc. (b) ............................................... 1,455 12,877
CONSOL Energy, Inc. ................................................... 223 22,418
Crescent Energy Co. , Class A .............................................. 1,661 21,942
CVR Energy, Inc. ....................................................... 656 19,877
Diamond Offshore Drilling, Inc. (a) .......................................... 1,174 15,262
Excelerate Energy, Inc. , Class A ............................................ 1,292 19,974
Gulfport Energy Corp. (a) ................................................. 167 22,244
International Seaways, Inc. ................................................ 505 22,968
Kinetik Holdings, Inc. (b) ................................................. 887 29,626
Kosmos Energy Ltd. (a) ................................................... 2,523 16,929
Liberty Energy, Inc. ..................................................... 1,304 23,655
Magnolia Oil & Gas Corp. , Class A .......................................... 1,117 23,781
Northern Oil and Gas, Inc. ................................................ 559 20,722
Oceaneering International, Inc. (a) ........................................... 825 17,556
Par Pacific Holdings, Inc. (a) ............................................... 683 24,841
Patterson-UTI Energy, Inc. ................................................ 1,264 13,651
Peabody Energy Corp. ................................................... 1,007 24,490
Permian Resources Corp. ................................................. 1,297 17,639
RPC, Inc. ............................................................ 2,524 18,375
Sitio Royalties Corp. , Class A .............................................. 948 22,288
SM Energy Co. ........................................................ 468 18,121
Talos Energy, Inc. (a) ..................................................... 1,010 14,372
Tidewater, Inc. (a) ....................................................... 284 20,479
Weatherford International PLC (a) ........................................... 248 24,262
World Kinect Corp. ..................................................... 1,285 29,272
638,749
Financials (5.8%):
Ameris Bancorp ........................................................ 558 29,602
Artisan Partners Asset Management, Inc. , Class A ................................ 845 37,332
AssetMark Financial Holdings, Inc. (a) ........................................ 1,018 30,489
Associated Banc-Corp. ................................................... 1,429 30,566
Assured Guaranty Ltd. ................................................... 608 45,497
Atlantic Union Bankshares Corp. ............................................ 743 27,149
Axos Financial, Inc. (a) ................................................... 437 23,860
B Riley Financial, Inc. (b) ................................................. 265 5,562
BancFirst Corp. ........................................................ 282 27,447
Bank of Hawaii Corp. .................................................... 319 23,115
BankUnited, Inc. ....................................................... 667 21,631
Banner Corp. .......................................................... 574 30,743
BGC Group, Inc. , Class A ................................................. 4,014 28,981
Bread Financial Holdings, Inc. ............................................. 490 16,141
Cathay General Bancorp .................................................. 757 33,739
City Holding Co. ....................................................... 395 43,553
CNO Financial Group, Inc. ................................................ 1,285 35,851
Cohen & Steers, Inc. .................................................... 496 37,562

Victory Portfolios II
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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Columbia Banking System, Inc. ............................................ 953 $ 25,426
Community Bank System, Inc. ............................................. 529 27,566
CVB Financial Corp. .................................................... 1,128 22,774
Donnelley Financial Solutions, Inc. (a) ........................................ 495 30,873
Enova International, Inc. (a) ................................................ 505 27,957
Enstar Group Ltd. (a) .................................................... 165 48,568
Enterprise Financial Services Corp. .......................................... 766 34,202
EVERTEC, Inc. ........................................................ 904 37,010
FB Financial Corp. ...................................................... 755 30,087
Federal Agricultural Mortgage Corp. , Class C ................................... 187 35,758
Federated Hermes, Inc. ................................................... 1,113 37,686
First Bancorp .......................................................... 1,891 31,107
First Bancorp .......................................................... 828 30,644
First Commonwealth Financial Corp. ......................................... 2,076 32,053
First Financial Bancorp ................................................... 1,312 31,160
First Hawaiian, Inc. ..................................................... 1,243 28,415
First Interstate BancSystem, Inc. , Class A ...................................... 945 29,059
First Merchants Corp. .................................................... 875 32,445
FirstCash Holdings, Inc. .................................................. 455 49,317
Fulton Financial Corp. ................................................... 1,902 31,307
Genworth Financial, Inc. (a) ................................................ 4,017 26,834
Goosehead Insurance, Inc. , Class A (a) ........................................ 272 20,618
Hamilton Lane, Inc. , Class A ............................................... 345 39,137
Hancock Whitney Corp. .................................................. 580 28,182
Heartland Financial USA, Inc. .............................................. 726 27,305
Hilltop Holdings, Inc. .................................................... 919 32,358
Hope Bancorp, Inc. ..................................................... 2,364 28,557
Independent Bank Corp. .................................................. 442 29,088
Independent Bank Group, Inc. .............................................. 495 25,186
International Bancshares Corp. ............................................. 708 38,459
Jackson Financial, Inc. , Class A ............................................. 541 27,699
Lakeland Financial Corp. ................................................. 498 32,450
Live Oak Bancshares, Inc. ................................................ 485 22,067
MGIC Investment Corp. .................................................. 2,368 45,679
Moelis & Co. , Class A ................................................... 595 33,397
Mr. Cooper Group, Inc. (a) ................................................. 547 35,621
National Bank Holdings Corp. , Class A ....................................... 759 28,227
National Western Life Group, Inc. , Class A ..................................... 32 15,457
Navient Corp. ......................................................... 1,868 34,782
NBT Bancorp, Inc. ...................................................... 760 31,852
NCR Atleos Corp. (a) .................................................... 424 10,299
Nelnet, Inc. , Class A ..................................................... 620 54,696
NMI Holdings, Inc. , Class A (a) ............................................. 1,235 36,655
Northwest Bancshares, Inc. ................................................ 2,950 36,816
OFG Bancorp ......................................................... 974 36,506
Pacific Premier Bancorp, Inc. .............................................. 949 27,625
Palomar Holdings, Inc. (a) ................................................. 433 24,032
Park National Corp. ..................................................... 268 35,606
Pathward Financial, Inc. .................................................. 511 27,047
Payoneer Global, Inc. (a) .................................................. 3,222 16,787
PennyMac Financial Services, Inc. .......................................... 402 35,525
Piper Sandler Cos. ...................................................... 203 35,499
PJT Partners, Inc. , Class A ................................................ 434 44,212
PROG Holdings, Inc. (a) .................................................. 575 17,773
Provident Financial Services, Inc. ........................................... 1,695 30,561
Radian Group, Inc. ...................................................... 1,497 42,739
Renasant Corp. ........................................................ 936 31,524
Seacoast Banking Corp. of Florida ........................................... 794 22,597
ServisFirst Bancshares, Inc. ............................................... 336 22,388
Shift4 Payments, Inc. , Class A (a) ............................................ 348 25,870
Simmons First National Corp. , Class A ....................................... 1,342 26,625
SLM Corp. ........................................................... 1,769 33,823
Stellar Bancorp, Inc. ..................................................... 1,163 32,378
StepStone Group, Inc. , Class A ............................................. 860 27,374

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Stewart Information Services Corp. .......................................... 647 $ 38,011
Stock Yards Bancorp, Inc. ................................................. 570 29,349
StoneX Group, Inc. (a) ................................................... 384 28,351
Texas Capital Bancshares, Inc. (a) ........................................... 327 21,134
The Bancorp, Inc. (a) ..................................................... 472 18,200
Towne Bank .......................................................... 1,331 39,611
TPG, Inc. ............................................................ 902 38,939
Triumph Financial, Inc. (a) ................................................. 352 28,223
Trustmark Corp. ........................................................ 1,087 30,306
UMB Financial Corp. .................................................... 320 26,736
United Community Banks, Inc. ............................................. 903 26,422
UWM Holdings Corp. ................................................... 3,198 22,866
Victory Capital Holdings, Inc. , Class A (c) ..................................... 978 33,682
Virtu Financial, Inc. , Class A ............................................... 1,669 33,814
Virtus Investment Partners, Inc. ............................................. 127 30,704
WaFd, Inc. ............................................................ 953 31,411
Walker & Dunlop, Inc. ................................................... 294 32,637
WesBanco, Inc. ........................................................ 985 30,899
Westamerica Bancorp .................................................... 721 40,672
White Mountains Insurance Group Ltd. ....................................... 24 36,120
WSFS Financial Corp. ................................................... 582 26,731
3,164,964
Health Care (1.4%):
AdaptHealth Corp. (a) .................................................... 1,284 9,360
Addus HomeCare Corp. (a) ................................................ 251 23,305
Agiliti, Inc. (a) ......................................................... 1,693 13,409
AMN Healthcare Services, Inc. (a) ........................................... 302 22,614
Amphastar Pharmaceuticals, Inc. (a) .......................................... 405 25,049
Apollo Medical Holdings, Inc. (a) ........................................... 511 19,571
Catalyst Pharmaceuticals, Inc. (a) ............................................ 1,119 18,810
Certara, Inc. (a) ......................................................... 1,188 20,897
CONMED Corp. ....................................................... 231 25,297
Corcept Therapeutics, Inc. (a) .............................................. 689 22,379
CorVel Corp. (a) ........................................................ 162 40,048
Doximity, Inc. , Class A (a) ................................................. 739 20,722
Dynavax Technologies Corp. (a) ............................................. 1,918 26,814
GoodRx Holdings, Inc. , Class A (a) .......................................... 1,915 12,831
Haemonetics Corp. (a) .................................................... 359 30,698
Harmony Biosciences Holdings, Inc. (a) ....................................... 508 16,408
Integer Holdings Corp. (a) ................................................. 350 34,678
Kiniksa Pharmaceuticals Ltd. , Class A (a) ...................................... 924 16,207
Lantheus Holdings, Inc. (a) ................................................ 290 17,980
LeMaitre Vascular, Inc. ................................................... 483 27,415
Ligand Pharmaceuticals, Inc. (a) ............................................. 395 28,211
Maravai LifeSciences Holdings, Inc. , Class A (a) ................................. 1,683 11,024
Merit Medical Systems, Inc. (a) ............................................. 573 43,525
Patterson Cos., Inc. ..................................................... 1,041 29,616
Pediatrix Medical Group, Inc. (a) ............................................ 1,975 18,367
Premier, Inc. , Class A .................................................... 1,368 30,588
Privia Health Group, Inc. (a) ............................................... 859 19,783
Progyny, Inc. (a) ........................................................ 525 19,519
Schrodinger, Inc. (a) ..................................................... 326 11,671
Select Medical Holdings Corp. ............................................. 1,027 24,134
STAAR Surgical Co. (a) .................................................. 418 13,046
Supernus Pharmaceuticals, Inc. (a) ........................................... 957 27,696
U.S. Physical Therapy, Inc. ................................................ 276 25,707
UFP Technologies, Inc. (a) ................................................. 142 24,430
771,809
Industrials (6.2%):
AAON, Inc. ........................................................... 429 31,690
AAR Corp. (a) ......................................................... 551 34,382
ABM Industries, Inc. .................................................... 883 39,585

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Air Transport Services Group, Inc. (a) ......................................... 849 $ 14,951
Alamo Group, Inc. ...................................................... 179 37,624
Albany International Corp. ................................................ 400 39,288
Allegiant Travel Co. ..................................................... 199 16,439
Allison Transmission Holdings, Inc. ......................................... 597 34,716
Ameresco, Inc. , Class A (a) ................................................ 374 11,845
American Woodmark Corp. (a) .............................................. 318 29,526
ArcBest Corp. ......................................................... 202 24,282
Arcosa, Inc. ........................................................... 363 29,998
Armstrong World Industries, Inc. ............................................ 494 48,570
Array Technologies, Inc. (a) (b) .............................................. 558 9,374
ASGN, Inc. (a) ......................................................... 363 34,910
Astec Industries, Inc. .................................................... 435 16,182
Barnes Group, Inc. ...................................................... 916 29,889
Beacon Roofing Supply, Inc. (a) ............................................. 372 32,371
Boise Cascade Co. ...................................................... 273 35,315
Brady Corp. , Class A .................................................... 874 51,295
Casella Waste Systems, Inc. (a) ............................................. 490 41,875
CBIZ, Inc. (a) .......................................................... 744 46,567
Comfort Systems USA, Inc. ............................................... 148 30,439
Construction Partners, Inc. , Class A (a) ........................................ 641 27,896
Core & Main, Inc. , Class A (a) .............................................. 1,005 40,612
CoreCivic, Inc. (a) ...................................................... 2,220 32,257
CSG Systems International, Inc. ............................................ 608 32,352
CSW Industrials, Inc. .................................................... 177 36,712
Dycom Industries, Inc. (a) ................................................. 253 29,118
Encore Wire Corp. ...................................................... 141 30,118
Energy Recovery, Inc. (a) ................................................. 923 17,389
Enerpac Tool Group Corp. ................................................ 1,253 38,956
EnerSys .............................................................. 253 25,543
Enpro, Inc. ........................................................... 203 31,818
Esab Corp. ............................................................ 454 39,325
ESCO Technologies, Inc. ................................................. 331 38,737
Federal Signal Corp. ..................................................... 577 44,279
First Advantage Corp. .................................................... 1,976 32,742
Flowserve Corp. ........................................................ 816 33,636
Forward Air Corp. ...................................................... 276 17,352
Franklin Electric Co., Inc. ................................................. 375 36,244
FTAI Aviation Ltd. ...................................................... 714 33,130
GATX Corp. .......................................................... 359 43,159
Gibraltar Industries, Inc. (a) ................................................ 381 30,091
GMS, Inc. (a) .......................................................... 428 35,280
Granite Construction, Inc. ................................................. 847 43,078
H&E Equipment Services, Inc. ............................................. 494 25,846
Hayward Holdings, Inc. (a) ................................................ 1,584 21,542
Helios Technologies, Inc. ................................................. 453 20,544
Herc Holdings, Inc. ..................................................... 156 23,227
Hillenbrand, Inc. ....................................................... 618 29,571
HNI Corp. ............................................................ 820 34,301
Hub Group, Inc. , Class A (a) ............................................... 407 37,420
Huron Consulting Group, Inc. (a) ............................................ 230 23,644
ICF International, Inc. ................................................... 263 35,266
Insperity, Inc. .......................................................... 274 32,118
Janus International Group, Inc. (a) ........................................... 2,467 32,194
JELD-WEN Holding, Inc. (a) ............................................... 1,261 23,808
JetBlue Airways Corp. (a) ................................................. 3,553 19,719
John Bean Technologies Corp. .............................................. 260 25,857
Kadant, Inc. ........................................................... 143 40,084
Kennametal, Inc. ....................................................... 1,062 27,389
Kforce, Inc. ........................................................... 517 34,929
Kirby Corp. (a) ......................................................... 418 32,805
Korn Ferry ........................................................... 700 41,545
Leonardo DRS, Inc. (a) ................................................... 1,677 33,607
Lindsay Corp. ......................................................... 221 28,544

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
ManpowerGroup, Inc. ................................................... 435 $ 34,569
Marten Transport Ltd. .................................................... 1,700 35,666
Masterbrand, Inc. (a) ..................................................... 1,375 20,419
Matson, Inc. .......................................................... 283 31,017
Maximus, Inc. ......................................................... 483 40,504
McGrath RentCorp. ..................................................... 374 44,738
MillerKnoll, Inc. ....................................................... 1,148 30,629
Moog, Inc. , Class A ..................................................... 275 39,814
MSC Industrial Direct Co., Inc. ............................................. 460 46,580
Mueller Industries, Inc. ................................................... 712 33,571
Mueller Water Products, Inc. , Class A ........................................ 2,106 30,326
MYR Group, Inc. (a) ..................................................... 206 29,794
NOW, Inc. (a) .......................................................... 2,182 24,700
NV5 Global, Inc. (a) ..................................................... 264 29,336
Parsons Corp. (a) ....................................................... 696 43,646
PGT Innovations, Inc. (a) .................................................. 966 39,316
Primoris Services Corp. .................................................. 925 30,719
Resideo Technologies, Inc. (a) .............................................. 1,480 27,854
Rush Enterprises, Inc. , Class A ............................................. 902 45,371
RXO, Inc. (a) .......................................................... 1,394 32,424
Schneider National, Inc. , Class B ............................................ 1,168 29,726
Shoals Technologies Group, Inc. , Class A (a) .................................... 801 12,448
Simpson Manufacturing Co., Inc. ........................................... 187 37,022
SPX Technologies, Inc. (a) ................................................. 300 30,303
Standex International Corp. ................................................ 213 33,735
Sterling Infrastructure, Inc. (a) .............................................. 260 22,862
SunPower Corp. (a) (b) .................................................... 2,189 10,573
Tennant Co. ........................................................... 366 33,925
Terex Corp. ........................................................... 372 21,375
The AZEK Co., Inc. (a) ................................................... 723 27,655
The Brink's Co. ........................................................ 378 33,245
The Greenbrier Cos., Inc. ................................................. 390 17,230
Trinity Industries, Inc. ................................................... 1,050 27,919
TTEC Holdings, Inc. .................................................... 764 16,556
UniFirst Corp. ......................................................... 205 37,497
Verra Mobility Corp. (a) .................................................. 2,093 48,202
Vicor Corp. (a) ......................................................... 151 6,786
Watts Water Technologies, Inc. , Class A ....................................... 198 41,251
Werner Enterprises, Inc. .................................................. 895 37,921
Zurn Elkay Water Solutions Corp. ........................................... 926 27,234
3,359,355
Information Technology (2.3%):
ACI Worldwide, Inc. (a) .................................................. 1,007 30,814
Advanced Energy Industries, Inc. ........................................... 235 25,596
Aehr Test Systems (a) .................................................... 199 5,280
Agilysys, Inc. (a) ....................................................... 326 27,651
Alarm.com Holdings, Inc. (a) ............................................... 391 25,267
AppLovin Corp. , Class A (a) ............................................... 294 11,716
Avnet, Inc. ............................................................ 751 37,850
Axcelis Technologies, Inc. (a) .............................................. 108 14,007
Badger Meter, Inc. ...................................................... 193 29,794
Belden, Inc. ........................................................... 352 27,192
BlackLine, Inc. (a) ...................................................... 392 24,477
Calix, Inc. (a) .......................................................... 480 20,971
Cohu, Inc. (a) .......................................................... 790 27,958
Corsair Gaming, Inc. (a) .................................................. 1,611 22,715
CTS Corp. ............................................................ 709 31,012
Digi International, Inc. (a) ................................................. 741 19,266
Diodes, Inc. (a) ......................................................... 323 26,008
DoubleVerify Holdings, Inc. (a) ............................................. 679 24,974
ePlus, Inc. (a) .......................................................... 393 31,377
Extreme Networks, Inc. (a) ................................................ 737 13,001
Harmonic, Inc. (a) ....................................................... 1,636 21,334

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Insight Enterprises, Inc. (a) ................................................ 225 $ 39,868
InterDigital, Inc. ....................................................... 324 35,167
Itron, Inc. (a) .......................................................... 338 25,522
MaxLinear, Inc. (a) ...................................................... 678 16,116
Methode Electronics, Inc. ................................................. 832 18,911
MicroStrategy, Inc. (a) .................................................... 33 20,844
N-able, Inc. (a) ......................................................... 1,960 25,970
NCR Voyix Corp. (a) ..................................................... 847 14,323
NetScout Systems, Inc. (a) ................................................. 1,032 22,652
Onto Innovation, Inc. (a) .................................................. 158 24,158
OSI Systems, Inc. (a) ..................................................... 224 28,907
PDF Solutions, Inc. (a) ................................................... 633 20,345
Perficient, Inc. (a) ....................................................... 315 20,733
Photronics, Inc. (a) ...................................................... 984 30,868
Plexus Corp. (a) ........................................................ 302 32,655
Progress Software Corp. .................................................. 670 36,381
Qualys, Inc. (a) ......................................................... 192 37,686
Rambus, Inc. (a) ........................................................ 356 24,297
Rogers Corp. (a) ........................................................ 234 30,904
Sanmina Corp. (a) ....................................................... 547 28,099
Super Micro Computer, Inc. (a) ............................................. 42 11,939
Teradata Corp. (a) ....................................................... 536 23,321
TTM Technologies, Inc. (a) ................................................ 1,783 28,189
Ultra Clean Holdings, Inc. (a) .............................................. 623 21,269
Veeco Instruments, Inc. (a) ................................................. 973 30,192
Viavi Solutions, Inc. (a) ................................................... 3,333 33,563
Vishay Intertechnology, Inc. ............................................... 1,028 24,641
Vontier Corp. .......................................................... 1,123 38,800
1,244,580
Materials (1.4%):
Alpha Metallurgical Resources, Inc. .......................................... 110 37,281
Arch Resources, Inc. .................................................... 187 31,031
Avient Corp. .......................................................... 689 28,642
Balchem Corp. ......................................................... 263 39,121
Cabot Corp. ........................................................... 429 35,821
Carpenter Technology Corp. ............................................... 350 24,780
Compass Minerals International, Inc. ......................................... 763 19,319
Ecovyst, Inc. (a) ........................................................ 2,625 25,646
Greif, Inc. , Class A ...................................................... 479 31,418
H.B. Fuller Co. ........................................................ 472 38,426
Ingevity Corp. (a) ....................................................... 430 20,305
Innospec, Inc. ......................................................... 358 44,120
Kaiser Aluminum Corp. .................................................. 287 20,432
Materion Corp. ........................................................ 193 25,115
Minerals Technologies, Inc. ................................................ 500 35,655
NewMarket Corp. ...................................................... 93 50,762
O-I Glass, Inc. (a) ....................................................... 1,224 20,049
Orion SA ............................................................. 1,116 30,947
Quaker Chemical Corp. .................................................. 144 30,732
Sensient Technologies Corp. ............................................... 615 40,590
Stepan Co. ............................................................ 403 38,104
Summit Materials, Inc. , Class A (a) .......................................... 825 31,729
Sylvamo Corp. ......................................................... 611 30,006
Warrior Met Coal, Inc. ................................................... 563 34,326
Worthington Steel, Inc. (a) ................................................. 341 9,582
773,939
Real Estate (0.3%):
eXp World Holdings, Inc. (b) ............................................... 772 11,981
Howard Hughes Holdings, Inc. (a) ........................................... 425 36,359
Kennedy-Wilson Holdings, Inc. ............................................. 1,785 22,098
Marcus & Millichap, Inc. ................................................. 959 41,889
Newmark Group, Inc. , Class A ............................................. 3,010 32,990

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
The St. Joe Co. ........................................................ 466 $ 28,044
173,361
Utilities (1.2%):
ALLETE, Inc. ......................................................... 815 49,845
American States Water Co. ................................................ 484 38,923
Avista Corp. .......................................................... 1,287 45,997
California Water Service Group ............................................. 788 40,874
Chesapeake Utilities Corp. ................................................ 428 45,210
Clearway Energy, Inc. , Class C ............................................. 1,639 44,958
MGE Energy, Inc. ...................................................... 595 43,024
Middlesex Water Co. .................................................... 473 31,038
Northwest Natural Holding Co. ............................................. 1,110 43,223
Northwestern Energy Group, Inc. ........................................... 989 50,330
ONE Gas, Inc. ......................................................... 583 37,149
Otter Tail Corp. ........................................................ 376 31,949
Portland General Electric Co. .............................................. 1,020 44,207
SJW Group ........................................................... 626 40,909
Spire, Inc. ............................................................ 781 48,688
636,324
Total Common Stocks (Cost $11,817,102) 14,502,691
Investment Companies (72.8%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 5 .22% (d) (e) .......... 39,422,668 39,422,668
Total Investment Companies (Cost $39,422,668) 39,422,668
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (d) ........ 29,359 29,359
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (d) ............ 29,359 29,359
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (d) ............... 29,359 29,359
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (d) . 29,359 29,359
Total Collateral for Securities Loaned (Cost $117,436) 117,436
Total Investments (Cost $51,357,206) — 99.7% 54,042,795
Other assets in excess of liabilities — 0.3% 135,536
NET ASSETS - 100.00% $ 54,178,331
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security. (See Note 9 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on December 31, 2023.
(e) Represents an investment greater than 25% of the Fund's net assets.  The financial statements and portfolio holdings for these securities can be found at
www.sec.gov.
PLC
—
Public Limited Company

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 2 3/15/24 $ 198,290 $ 204,770 $ 6,480
Total unrealized appreciation $ 6,480
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 6,480

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF
95
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.9%)
Australia (5.7%):
Communication Services (0.5%):
REA Group Ltd. ........................................................ 665 $ 82,073
Telstra Group Ltd. ...................................................... 51,322 138,464
220,537
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 3,046 84,712
Wesfarmers Ltd. ........................................................ 2,900 112,698
197,410
Consumer Staples (0.6%):
Coles Group Ltd. ....................................................... 11,026 121,019
Woolworths Group Ltd. .................................................. 4,702 119,169
240,188
Energy (0.3%):
Santos Ltd. ........................................................... 16,085 83,286
Woodside Energy Group Ltd. .............................................. 2,804 59,336
142,622
Financials (1.9%):
ANZ Group Holdings Ltd. ................................................ 5,947 105,020
Commonwealth Bank of Australia ........................................... 1,544 117,606
Insurance Australia Group Ltd. ............................................. 21,714 83,733
Macquarie Group Ltd. ................................................... 728 91,078
National Australia Bank Ltd. ............................................... 4,675 97,782
QBE Insurance Group Ltd. ................................................ 8,154 82,274
Suncorp Group Ltd. ..................................................... 10,023 94,577
Westpac Banking Corp. .................................................. 6,906 107,746
779,816
Health Care (0.7%):
Cochlear Ltd. .......................................................... 472 96,045
CSL Ltd. ............................................................. 562 109,756
Sonic Healthcare Ltd. .................................................... 3,321 72,584
278,385
Industrials (0.4%):
Brambles Ltd. ......................................................... 10,466 96,975
Computershare Ltd. ..................................................... 4,194 69,691
166,666
Information Technology (0.1%):
WiseTech Global Ltd. .................................................... 994 51,042
Materials (0.7%):
BHP Group Ltd. ........................................................ 2,663 91,459
Fortescue Ltd. ......................................................... 4,021 79,501
Rio Tinto Ltd. ......................................................... 1,038 95,937
266,897
2,343,563
Austria (0.5%):
Energy (0.1%):
OMV AG ............................................................ 1,306 57,331
Financials (0.2%):
Erste Group Bank AG .................................................... 1,774 71,923
Utilities (0.2%):
Verbund AG .......................................................... 765 70,972
200,226

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Belgium (1.1%):
Consumer Staples (0.3%):
Anheuser-Busch InBev SA ................................................ 1,731 $ 111,622
Financials (0.4%):
Groupe Bruxelles Lambert NV ............................................. 1,280 100,624
KBC Group NV ........................................................ 1,032 66,890
167,514
Health Care (0.2%):
UCB SA ............................................................. 920 80,123
Materials (0.2%):
Solvay SA , Class A ..................................................... 624 19,099
Syensqo SA (a) ......................................................... 629 65,444
84,543
443,802
Canada (12.2%):
Communication Services (0.8%):
BCE, Inc. ............................................................ 3,286 129,391
Rogers Communications, Inc. , Class B ........................................ 2,235 104,640
TELUS Corp. ......................................................... 6,302 112,160
346,191
Consumer Discretionary (0.7%):
Dollarama, Inc. ........................................................ 1,674 120,651
Magna International, Inc. ................................................. 862 50,937
Restaurant Brands International, Inc. ......................................... 1,535 119,947
291,535
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc. ............................................. 1,807 106,423
George Weston Ltd. ..................................................... 971 120,560
Loblaw Cos. Ltd. ....................................................... 1,252 121,222
Metro, Inc. ........................................................... 2,541 131,547
479,752
Energy (1.7%):
ARC Resources Ltd. ..................................................... 3,457 51,324
Cameco Corp. ......................................................... 1,545 66,621
Canadian Natural Resources Ltd. ............................................ 959 62,835
Cenovus Energy, Inc. .................................................... 2,472 41,197
Enbridge, Inc. ......................................................... 3,061 110,204
Imperial Oil Ltd. ....................................................... 1,090 62,098
Pembina Pipeline Corp. .................................................. 3,180 109,496
Suncor Energy, Inc. ..................................................... 1,860 59,595
TC Energy Corp. ....................................................... 2,085 81,455
Tourmaline Oil Corp. .................................................... 1,045 47,001
691,826
Financials (3.9%):
Bank of Montreal ....................................................... 1,235 122,214
Brookfield Asset Management Ltd. , Class A .................................... 1,788 71,822
Brookfield Corp. ....................................................... 1,839 73,774
Canadian Imperial Bank of Commerce ........................................ 2,482 119,520
Fairfax Financial Holdings Ltd. ............................................. 95 87,658
Great-West Lifeco, Inc. ................................................... 4,705 155,756
Intact Financial Corp. .................................................... 839 129,096
Manulife Financial Corp. ................................................. 5,464 120,753
National Bank of Canada ................................................. 1,449 110,460
Power Corp. of Canada ................................................... 4,506 128,864
Royal Bank of Canada ................................................... 1,381 139,674
Sun Life Financial, Inc. .................................................. 2,687 139,370
The Bank of Nova Scotia ................................................. 2,178 106,031

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
The Toronto-Dominion Bank ............................................... 1,621 $ 104,755
1,609,747
Industrials (1.4%):
Canadian National Railway Co. ............................................. 919 115,525
Canadian Pacific Kansas City Ltd. ........................................... 1,094 86,569
TFI International, Inc. .................................................... 410 55,777
Thomson Reuters Corp. .................................................. 727 106,304
Waste Connections, Inc. .................................................. 833 124,400
WSP Global, Inc. ....................................................... 643 90,143
578,718
Information Technology (0.7%):
CGI, Inc. (a) ........................................................... 969 103,819
Constellation Software, Inc. ............................................... 41 101,665
Open Text Corp. ........................................................ 1,541 64,773
270,257
Materials (0.9%):
Agnico Eagle Mines Ltd. ................................................. 1,293 70,901
First Quantum Minerals Ltd. ............................................... 1,297 10,621
Franco-Nevada Corp. .................................................... 526 58,269
Ivanhoe Mines Ltd. (a) ................................................... 4,205 40,784
Nutrien Ltd. ........................................................... 899 50,653
Teck Resources Ltd. , Class B .............................................. 999 42,233
Wheaton Precious Metals Corp. ............................................. 1,484 73,220
346,681
Utilities (0.9%):
Emera, Inc. ........................................................... 2,894 109,871
Fortis, Inc. ............................................................ 2,771 114,007
Hydro One Ltd. (b) ...................................................... 4,332 129,806
353,684
4,968,391
Chile (0.2%):
Materials (0.2%):
Antofagasta PLC ....................................................... 2,750 58,860
Denmark (1.9%):
Consumer Discretionary (0.2%):
Pandora A/S .......................................................... 492 68,005
Consumer Staples (0.2%):
Carlsberg A/S , Class B ................................................... 674 84,536
Financials (0.4%):
Danske Bank A/S ....................................................... 2,834 75,725
Tryg A/S ............................................................. 5,051 109,900
185,625
Health Care (0.5%):
Coloplast A/S , Class B ................................................... 723 82,671
Genmab A/S (a) ........................................................ 190 60,646
Novo Nordisk A/S , Class B ................................................ 599 61,936
205,253
Industrials (0.3%):
AP Moller - Maersk A/S , Class B ........................................... 27 48,549
DSV A/S ............................................................. 358 62,861
111,410
Materials (0.2%):
Novozymes A/S , Class B ................................................. 1,838 101,027

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.1%):
Orsted A/S (b) ......................................................... 633 $ 35,093
790,949
Finland (1.6%):
Energy (0.1%):
Neste Oyj ............................................................ 1,451 51,588
Financials (0.5%):
Mandatum Oyj (a) ....................................................... 2,152 9,668
Nordea Bank Abp ....................................................... 6,662 82,408
Sampo Oyj , A Shares .................................................... 2,152 94,089
186,165
Industrials (0.3%):
Kone Oyj , Class B ...................................................... 1,640 81,750
Metso Oyj ............................................................ 5,180 52,431
134,181
Information Technology (0.1%):
Nokia Oyj ............................................................ 16,965 57,152
Materials (0.4%):
Stora Enso Oyj , Class R .................................................. 4,186 57,872
UPM-Kymmene Oyj .................................................... 2,273 85,455
143,327
Utilities (0.2%):
Fortum Oyj ........................................................... 4,963 71,545
643,958
France (8.5%):
Communication Services (0.5%):
Orange SA ............................................................ 9,850 112,030
Publicis Groupe SA ..................................................... 903 83,725
195,755
Consumer Discretionary (1.2%):
Accor SA ............................................................ 1,981 75,658
Cie Generale des Etablissements Michelin SCA ................................. 2,511 89,968
Hermes International SCA ................................................ 32 67,775
Kering SA ............................................................ 115 50,648
LVMH Moet Hennessy Louis Vuitton SE ...................................... 80 64,780
Renault SA ........................................................... 1,317 53,649
Sodexo SA ........................................................... 805 88,518
490,996
Consumer Staples (0.9%):
Carrefour SA .......................................................... 3,742 68,420
Danone SA ........................................................... 2,028 131,356
L'Oreal SA ........................................................... 185 92,024
Pernod Ricard SA ....................................................... 463 81,642
373,442
Energy (0.2%):
TotalEnergies SE ....................................................... 1,101 74,862
Financials (1.2%):
Amundi SA (b) ......................................................... 1,127 76,629
AXA SA ............................................................. 2,635 85,772
BNP Paribas SA ........................................................ 918 63,422
Credit Agricole SA ...................................................... 5,791 82,151
Edenred SE ........................................................... 1,774 106,014
Societe Generale SA ..................................................... 1,925 51,049

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Worldline SA (a) (b) ...................................................... 1,867 $ 32,293
497,330
Health Care (0.9%):
BioMerieux ........................................................... 797 88,501
EssilorLuxottica SA ..................................................... 398 79,779
Ipsen SA ............................................................. 604 71,936
Sanofi SA ............................................................ 824 81,640
Sartorius Stedim Biotech ................................................. 143 37,804
359,660
Industrials (2.7%):
Aeroports de Paris SA ................................................... 575 74,385
Airbus SE ............................................................ 558 86,093
Bouygues SA .......................................................... 2,737 103,080
Bureau Veritas SA ...................................................... 4,060 102,490
Cie de Saint-Gobain SA .................................................. 1,015 74,683
Eiffage SA ............................................................ 970 103,878
Getlink SE ............................................................ 5,813 106,288
Legrand SA ........................................................... 881 91,507
Safran SA ............................................................ 558 98,215
Schneider Electric SE .................................................... 403 80,862
Thales SA ............................................................ 538 79,546
Vinci SA ............................................................. 862 108,183
1,109,210
Information Technology (0.5%):
Capgemini SE ......................................................... 333 69,378
Dassault Systemes SE .................................................... 1,602 78,220
STMicroelectronics NV .................................................. 1,030 51,440
199,038
Materials (0.2%):
Air Liquide SA ........................................................ 546 106,143
Utilities (0.2%):
Veolia Environnement SA ................................................. 2,739 86,346
3,492,782
Germany (5.9%):
Communication Services (0.3%):
Deutsche Telekom AG ................................................... 4,626 111,060
Consumer Discretionary (0.6%):
Bayerische Motoren Werke AG ............................................. 742 82,541
Continental AG ........................................................ 698 59,263
Mercedes-Benz Group AG ................................................ 1,030 71,114
Puma SE ............................................................. 690 38,477
251,395
Consumer Staples (0.3%):
Beiersdorf AG ......................................................... 949 142,147
Financials (1.5%):
Allianz SE , Registered Shares .............................................. 396 105,758
Commerzbank AG ...................................................... 3,760 44,657
Deutsche Bank AG , Registered Shares ........................................ 4,653 63,501
Deutsche Boerse AG .................................................... 481 99,018
Hannover Rueck SE ..................................................... 402 95,978
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 235 97,299
Talanx AG ............................................................ 1,280 91,342
597,553
Health Care (0.5%):
Bayer AG , Registered Shares .............................................. 1,367 50,744

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Fresenius Medical Care AG ............................................... 1,199 $ 50,239
Fresenius SE & Co. KGaA ................................................ 2,036 63,083
Merck KGaA .......................................................... 370 58,851
222,917
Industrials (1.4%):
Brenntag SE .......................................................... 1,030 94,614
Daimler Truck Holding AG ................................................ 1,942 72,925
Deutsche Lufthansa AG , Registered Shares (a) .................................. 6,942 61,669
Deutsche Post AG ...................................................... 1,562 77,336
Knorr-Bremse AG ...................................................... 912 59,192
MTU Aero Engines AG .................................................. 306 65,948
Rheinmetall AG ........................................................ 198 62,725
Siemens AG , Registered Shares ............................................. 461 86,464
580,873
Information Technology (0.4%):
Infineon Technologies AG ................................................. 1,360 56,744
SAP SE .............................................................. 622 95,762
152,506
Materials (0.4%):
Heidelberg Materials AG ................................................. 927 82,820
Symrise AG ........................................................... 789 86,776
169,596
Utilities (0.5%):
E.ON SE ............................................................. 7,537 101,080
RWE AG ............................................................. 2,183 99,227
200,307
2,428,354
Hong Kong (3.0%):
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd. ........................................... 8,660 48,523
Financials (0.6%):
AIA Group Ltd. ........................................................ 6,802 59,281
Hang Seng Bank Ltd. .................................................... 6,647 77,509
Hong Kong Exchanges & Clearing Ltd. ....................................... 1,665 57,147
Prudential PLC ........................................................ 4,035 45,622
239,559
Industrials (0.6%):
CK Hutchison Holdings Ltd. ............................................... 15,999 85,751
MTR Corp. Ltd. ........................................................ 25,827 100,222
Techtronic Industries Co. Ltd. .............................................. 3,806 45,356
231,329
Real Estate (0.9%):
CK Asset Holdings Ltd. .................................................. 16,636 83,519
Henderson Land Development Co. Ltd. ....................................... 25,011 77,036
Sino Land Co. Ltd. ...................................................... 64,543 70,179
Sun Hung Kai Properties Ltd. .............................................. 7,164 77,483
Swire Pacific Ltd. , Class A ................................................ 8,111 68,663
376,880
Utilities (0.8%):
China Common Rich Renewable Energy Investments Ltd. (a) (c) ...................... 26,000 —
CLP Holdings Ltd. ...................................................... 12,069 99,619
Hong Kong & China Gas Co. Ltd. ........................................... 118,261 90,572
Power Assets Holdings Ltd. ............................................... 21,513 124,672
314,863
1,211,154

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Ireland (1.2%):
Consumer Staples (0.2%):
Kerry Group PLC , Class A ................................................ 978 $ 84,915
Financials (0.2%):
AIB Group PLC ........................................................ 11,866 50,819
Bank of Ireland Group PLC ............................................... 4,885 44,312
95,131
Industrials (0.4%):
Experian PLC ......................................................... 2,302 93,937
Kingspan Group PLC .................................................... 545 47,163
141,100
Materials (0.4%):
CRH PLC ............................................................ 1,288 88,802
Smurfit Kappa Group PLC ................................................ 1,529 60,795
149,597
470,743
Israel (0.5%):
Financials (0.3%):
Bank Hapoalim BM ..................................................... 7,754 69,868
Bank Leumi Le-Israel BM ................................................ 8,335 67,248
137,116
Information Technology (0.2%):
Nice Ltd. (a) ........................................................... 296 59,815
196,931
Italy (2.9%):
Communication Services (0.2%):
Infrastrutture Wireless Italiane SpA (b) ........................................ 6,910 87,332
Consumer Discretionary (0.1%):
Moncler SpA .......................................................... 973 59,822
Consumer Staples (0.2%):
Davide Campari-Milano NV , Class M ........................................ 7,152 80,641
Energy (0.2%):
Eni SpA (d) ........................................................... 4,706 79,725
Financials (1.1%):
Assicurazioni Generali SpA ............................................... 4,527 95,466
Intesa Sanpaolo SpA ..................................................... 23,744 69,283
Mediobanca Banca di Credito Finanziario SpA .................................. 6,325 78,228
Nexi SpA (a) (b) ........................................................ 8,542 69,829
Poste Italiane SpA (b) .................................................... 7,577 85,935
UniCredit SpA ......................................................... 1,909 51,762
450,503
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 1,424 76,752
Industrials (0.2%):
Prysmian SpA ......................................................... 1,610 73,164
Utilities (0.7%):
Enel SpA ............................................................. 13,385 99,432
Snam SpA ............................................................ 18,179 93,407
Terna - Rete Elettrica Nazionale ............................................ 11,823 98,581
291,420
1,199,359

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Japan (19.5%):
Communication Services (1.7%):
KDDI Corp. ........................................................... 3,808 $ 121,171
LY Corp. ............................................................. 17,830 63,198
Nexon Co. Ltd. ........................................................ 3,000 54,678
Nintendo Co. Ltd. ...................................................... 1,900 99,178
Nippon Telegraph & Telephone Corp. ........................................ 101,000 123,438
SoftBank Corp. ........................................................ 15,400 192,199
SoftBank Group Corp. ................................................... 1,200 53,565
707,427
Consumer Discretionary (3.1%):
Bandai Namco Holdings, Inc. .............................................. 3,500 70,171
Bridgestone Corp. ...................................................... 2,700 111,846
Denso Corp. .......................................................... 4,700 70,910
Fast Retailing Co. Ltd. ................................................... 300 74,457
Honda Motor Co. Ltd. ................................................... 6,900 71,751
Nissan Motor Co. Ltd. ................................................... 12,800 50,317
Nitori Holdings Co. Ltd. .................................................. 700 93,744
Oriental Land Co. Ltd. ................................................... 2,200 81,942
Pan Pacific International Holdings Corp. ...................................... 3,200 76,357
Panasonic Holdings Corp. ................................................. 6,000 59,434
Sekisui House Ltd. ...................................................... 5,172 114,901
Shimano, Inc. ......................................................... 440 68,147
Sony Group Corp. ...................................................... 800 76,096
Subaru Corp. .......................................................... 3,600 66,035
Suzuki Motor Corp. ..................................................... 1,800 77,028
Toyota Motor Corp. ..................................................... 4,320 79,380
1,242,516
Consumer Staples (2.0%):
Aeon Co. Ltd. ......................................................... 5,100 113,989
Ajinomoto Co., Inc. ..................................................... 1,600 61,739
Asahi Group Holdings Ltd. ................................................ 2,360 88,019
Japan Tobacco, Inc. (d) ................................................... 5,444 140,753
Kao Corp. ............................................................ 2,418 99,478
Kirin Holdings Co. Ltd. .................................................. 8,100 118,702
Seven & i Holdings Co. Ltd. ............................................... 1,900 75,404
Shiseido Co. Ltd. ....................................................... 1,600 48,257
Unicharm Corp. ........................................................ 1,994 72,105
818,446
Energy (0.1%):
Inpex Corp. (d) ......................................................... 3,700 49,983
Financials (2.2%):
Dai-ichi Life Holdings, Inc. ............................................... 2,988 63,414
Japan Post Holdings Co. Ltd. .............................................. 10,500 93,806
Mitsubishi UFJ Financial Group, Inc. ......................................... 7,300 62,732
Mizuho Financial Group, Inc. .............................................. 4,200 71,872
MS&AD Insurance Group Holdings, Inc. ...................................... 2,200 86,546
Nomura Holdings, Inc. ................................................... 17,800 80,515
ORIX Corp. ........................................................... 4,368 82,291
Resona Holdings, Inc. .................................................... 9,800 49,806
Sompo Holdings, Inc. .................................................... 1,800 88,046
Sumitomo Mitsui Financial Group, Inc. ....................................... 1,484 72,421
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 4,000 76,777
Tokio Marine Holdings, Inc. ............................................... 3,100 77,599
905,825
Health Care (2.0%):
Astellas Pharma, Inc. .................................................... 5,052 60,418
Chugai Pharmaceutical Co. Ltd. ............................................ 2,690 101,929
Daiichi Sankyo Co. Ltd. .................................................. 1,700 46,690
Eisai Co. Ltd. .......................................................... 954 47,720

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Hoya Corp. ........................................................... 618 $ 77,261
M3, Inc. ............................................................. 3,000 49,645
Olympus Corp. ........................................................ 4,200 60,790
Otsuka Holdings Co. Ltd. ................................................. 2,400 90,038
Shionogi & Co. Ltd. ..................................................... 2,228 107,433
Takeda Pharmaceutical Co. Ltd. ............................................ 3,700 106,397
Terumo Corp. ......................................................... 2,500 81,962
830,283
Industrials (3.8%):
Central Japan Railway Co. ................................................ 4,100 104,230
Daikin Industries Ltd. .................................................... 366 59,672
East Japan Railway Co. .................................................. 2,000 115,321
FANUC Corp. ......................................................... 2,650 77,951
Hitachi Ltd. ........................................................... 1,100 79,352
ITOCHU Corp. ........................................................ 2,000 81,813
Komatsu Ltd. .......................................................... 2,588 67,701
Kubota Corp. .......................................................... 4,504 67,809
Marubeni Corp. ........................................................ 3,800 60,067
Mitsubishi Corp. ....................................................... 4,176 66,752
Mitsubishi Electric Corp. ................................................. 6,352 90,067
Mitsubishi Heavy Industries Ltd. ............................................ 1,100 64,301
Mitsui & Co. Ltd. ....................................................... 1,686 63,360
Nidec Corp. ........................................................... 1,154 46,617
Nippon Yusen KK ...................................................... 2,300 71,310
Recruit Holdings Co. Ltd. ................................................. 1,720 72,751
Secom Co. Ltd. ........................................................ 1,310 94,361
SMC Corp. ........................................................... 114 61,262
Sumitomo Corp. ........................................................ 3,700 80,729
Toyota Industries Corp. ................................................... 908 74,067
Toyota Tsusho Corp. ..................................................... 1,100 64,823
1,564,316
Information Technology (3.0%):
Advantest Corp. ........................................................ 1,200 40,831
Canon, Inc. ........................................................... 3,714 95,366
Disco Corp. ........................................................... 200 49,624
FUJIFILM Holdings Corp. ................................................ 1,460 87,747
Fujitsu Ltd. ........................................................... 600 90,545
Keyence Corp. ......................................................... 128 56,400
Kyocera Corp. ......................................................... 8,400 122,622
Lasertec Corp. ......................................................... 200 52,731
Murata Manufacturing Co. Ltd. ............................................. 4,404 93,497
NEC Corp. ........................................................... 1,300 76,997
Nomura Research Institute Ltd. ............................................. 2,474 71,967
NTT Data Group Corp. ................................................... 5,508 78,100
Obic Co. Ltd. .......................................................... 600 103,398
Renesas Electronics Corp. (a) ............................................... 2,800 50,625
TDK Corp. ........................................................... 1,800 85,761
Tokyo Electron Ltd. ..................................................... 378 67,714
1,223,925
Materials (0.5%):
Nippon Paint Holdings Co. Ltd. ............................................. 7,590 61,375
Nippon Steel Corp. ...................................................... 2,600 59,569
Shin-Etsu Chemical Co. Ltd. ............................................... 2,150 90,236
211,180
Real Estate (0.9%):
Daiwa House Industry Co. Ltd. ............................................. 3,600 109,088
Mitsubishi Estate Co. Ltd. ................................................. 6,952 95,813
Mitsui Fudosan Co. Ltd. .................................................. 3,378 82,857
Sumitomo Realty & Development Co. Ltd. .................................... 2,600 77,347
365,105

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.2%):
The Kansai Electric Power Co., Inc. .......................................... 4,800 $ 63,737
7,982,743
Luxembourg (0.4%):
Energy (0.1%):
Tenaris SA ............................................................ 3,260 56,657
Health Care (0.1%):
Eurofins Scientific SE .................................................... 907 59,048
Materials (0.2%):
ArcelorMittal SA ....................................................... 2,250 63,765
179,470
Netherlands (3.4%):
Communication Services (0.5%):
Koninklijke KPN NV .................................................... 39,378 135,525
Universal Music Group NV ................................................ 2,737 77,975
213,500
Consumer Discretionary (0.0%):(e)
Prosus NV ............................................................ 723 21,535
Consumer Staples (0.7%):
Heineken Holding NV ................................................... 1,235 104,421
Heineken NV .......................................................... 960 97,424
Koninklijke Ahold Delhaize NV ............................................ 3,063 87,955
289,800
Financials (0.8%):
ABN AMRO Bank NV (b) ................................................. 3,649 54,737
Adyen NV (a) (b) ........................................................ 33 42,494
ASR Nederland NV ..................................................... 1,776 83,707
ING Groep NV ........................................................ 4,318 64,468
NN Group NV ......................................................... 1,767 69,728
315,134
Health Care (0.3%):
QIAGEN NV (a) ........................................................ 2,476 107,681
Industrials (0.5%):
Randstad NV .......................................................... 1,159 72,562
Wolters Kluwer NV ..................................................... 796 113,079
185,641
Information Technology (0.4%):
ASM International NV ................................................... 90 46,686
ASML Holding NV ..................................................... 84 63,207
BE Semiconductor Industries NV ........................................... 391 58,890
168,783
Materials (0.2%):
Akzo Nobel NV ........................................................ 1,011 83,495
1,385,569
Norway (1.2%):
Communication Services (0.2%):
Telenor ASA .......................................................... 7,712 88,544
Consumer Staples (0.2%):
Mowi ASA ........................................................... 3,934 70,502
Energy (0.3%):
Aker BP ASA ......................................................... 2,090 60,813

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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Equinor ASA .......................................................... 1,962 $ 62,238
123,051
Financials (0.2%):
DNB Bank ASA ........................................................ 4,451 94,668
Materials (0.3%):
Norsk Hydro ASA ...................................................... 9,467 63,762
Yara International ASA ................................................... 1,874 66,652
130,414
507,179
Portugal (0.6%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA ............................................... 3,233 82,220
Energy (0.2%):
Galp Energia SGPS SA ................................................... 4,516 66,497
Utilities (0.2%):
EDP - Energias de Portugal SA ............................................. 20,178 101,451
250,168
Russian Federation (0.0%):(e)
Materials (0.0%):(e)
Evraz PLC (a) (c) (f) ...................................................... 12,158 6,275
Singapore (2.2%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 58,100 108,767
Consumer Staples (0.2%):
Wilmar International Ltd. ................................................. 39,562 107,046
Financials (0.9%):
DBS Group Holdings Ltd. ................................................. 4,578 115,925
Oversea-Chinese Banking Corp. Ltd. ......................................... 14,138 139,301
United Overseas Bank Ltd. ................................................ 5,192 111,954
367,180
Industrials (0.6%):
Jardine Cycle & Carriage Ltd. .............................................. 3,500 78,945
Keppel Ltd. ........................................................... 13,100 70,196
Singapore Airlines Ltd. ................................................... 17,600 87,507
236,648
Real Estate (0.2%):
CapitaLand Investment Ltd. ............................................... 33,700 80,712
900,353
South Korea (3.2%):
Communication Services (0.3%):
Kakao Corp. (a) ........................................................ 1,447 61,018
NAVER Corp. ......................................................... 296 51,490
112,508
Consumer Discretionary (0.7%):
Hyundai Mobis Co. Ltd. .................................................. 373 68,650
Hyundai Motor Co. ..................................................... 533 84,232
Kia Corp. ............................................................ 1,003 77,891
LG Electronics, Inc. ..................................................... 758 59,924
290,697
Financials (0.9%):
KakaoBank Corp. ....................................................... 2,075 45,925
KB Financial Group, Inc. ................................................. 1,526 64,112

Victory Portfolios II
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(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Samsung Fire & Marine Insurance Co. Ltd. .................................... 370 $ 75,569
Samsung Life Insurance Co. Ltd. ............................................ 1,781 95,571
Shinhan Financial Group Co. Ltd. ........................................... 2,390 74,519
355,696
Health Care (0.2%):
Celltrion, Inc. ......................................................... 506 79,179
Industrials (0.6%):
Ecopro BM Co. Ltd. ..................................................... 96 21,471
LG Corp. ............................................................. 1,081 72,111
POSCO Future M Co. Ltd. ................................................ 80 22,303
Posco International Corp. ................................................. 350 16,961
Samsung C&T Corp. .................................................... 1,222 122,893
255,739
Information Technology (0.3%):
Samsung Electronics Co. Ltd. .............................................. 1,607 97,965
Samsung SDI Co. Ltd. ................................................... 116 42,519
140,484
Materials (0.2%):
Ecopro Co. Ltd. ........................................................ 18 9,044
LG Chem Ltd. ......................................................... 110 42,626
POSCO Holdings, Inc. ................................................... 85 32,972
84,642
1,318,945
Spain (2.6%):
Communication Services (0.2%):
Telefonica SA ......................................................... 19,322 75,372
Consumer Discretionary (0.4%):
Amadeus IT Group SA ................................................... 1,114 79,779
Industria de Diseno Textil SA .............................................. 2,158 93,922
173,701
Energy (0.2%):
Repsol SA ............................................................ 4,563 67,743
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 7,113 64,585
Banco Santander SA ..................................................... 14,386 60,016
CaixaBank SA ......................................................... 15,268 62,794
187,395
Industrials (0.8%):
ACS Actividades de Construccion y Servicios SA ................................ 2,832 125,539
Aena SME SA (b) ....................................................... 490 88,755
Ferrovial SE .......................................................... 3,481 126,874
341,168
Utilities (0.5%):
Endesa SA ............................................................ 4,239 86,374
Iberdrola SA .......................................................... 9,899 129,698
216,072
1,061,451
Sweden (3.8%):
Consumer Discretionary (0.3%):
Evolution AB (b) ....................................................... 572 68,203
H & M Hennes & Mauritz AB , Class B (d) ..................................... 2,824 49,470
117,673

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Consumer Staples (0.2%):
Essity AB , Class B ...................................................... 3,740 $ 92,735
Financials (1.4%):
Industrivarden AB , Class C ................................................ 3,544 115,397
Investor AB , Class B .................................................... 4,902 113,525
L E Lundbergforetagen AB , Class B ......................................... 2,200 119,617
Skandinaviska Enskilda Banken AB , Class A ................................... 6,107 84,072
Svenska Handelsbanken AB , Class A ......................................... 7,774 84,390
Swedbank AB , Class A ................................................... 3,915 78,941
595,942
Industrials (1.3%):
Alfa Laval AB ......................................................... 1,925 77,019
Assa Abloy AB , Class B .................................................. 3,461 99,651
Atlas Copco AB , Class A ................................................. 4,261 73,344
Epiroc AB , Class A ...................................................... 3,358 67,343
Nibe Industrier AB , Class B ............................................... 6,471 45,440
Sandvik AB ........................................................... 3,583 77,506
Volvo AB , Class B ...................................................... 3,330 86,433
526,736
Information Technology (0.4%):
Hexagon AB , Class B .................................................... 7,381 88,543
Telefonaktiebolaget LM Ericsson , Class B ..................................... 11,376 71,206
159,749
Materials (0.2%):
Svenska Cellulosa AB SCA , Class B ......................................... 4,979 74,617
1,567,452
Switzerland (6.9%):
Communication Services (0.3%):
Swisscom AG , Registered Shares ........................................... 207 124,574
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA , Registered Shares ................................ 414 56,994
The Swatch Group AG ................................................... 225 61,174
118,168
Consumer Staples (1.0%):
Barry Callebaut AG , Registered Shares ....................................... 61 102,948
Chocoladefabriken Lindt & Spruengli AG ..................................... 10 120,005
Coca-Cola HBC AG ..................................................... 3,188 93,648
Nestle SA , Registered Shares .............................................. 961 111,450
428,051
Financials (1.4%):
Banque Cantonale Vaudoise , Registered Shares ................................. 810 104,525
Julius Baer Group Ltd. ................................................... 826 46,320
Partners Group Holding AG ............................................... 49 70,691
Swiss Life Holding AG ................................................... 124 86,128
Swiss Re AG .......................................................... 810 91,096
UBS Group AG ........................................................ 1,997 61,991
Zurich Insurance Group AG ............................................... 210 109,795
570,546
Health Care (1.1%):
Alcon, Inc. ........................................................... 961 75,024
Lonza Group AG , Registered Shares ......................................... 111 46,694
Novartis AG , Registered Shares ............................................. 874 88,221
Roche Holding AG ...................................................... 391 113,701
Sandoz Group AG (a) .................................................... 175 5,632
Sonova Holding AG ..................................................... 229 74,736

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Straumann Holding AG , Class R ............................................ 347 $ 55,962
459,970
Industrials (1.2%):
ABB Ltd. , Registered Shares ............................................... 2,112 93,694
Geberit AG , Registered Shares ............................................. 142 91,030
Kuehne + Nagel International AG , Class R ..................................... 235 80,998
Schindler Holding AG ................................................... 297 74,285
SGS SA , Registered Shares ................................................ 1,115 96,196
VAT Group AG (b) ...................................................... 122 61,160
497,363
Information Technology (0.2%):
Logitech International SA , Class R .......................................... 637 60,427
Materials (1.4%):
DSM-Firmenich AG ..................................................... 683 69,359
EMS-Chemie Holding AG ................................................ 104 84,234
Givaudan SA , Registered Shares ............................................ 24 99,448
Glencore PLC ......................................................... 9,621 57,885
Holcim AG ........................................................... 1,361 106,866
SIG Group AG ......................................................... 2,824 64,991
Sika AG , Registered Shares ................................................ 218 70,964
553,747
2,812,846
United Kingdom (9.5%):
Communication Services (0.7%):
BT Group PLC ........................................................ 40,125 63,203
Informa PLC .......................................................... 9,300 92,588
Vodafone Group PLC .................................................... 70,866 61,918
WPP PLC ............................................................ 7,220 69,285
286,994
Consumer Discretionary (1.0%):
Burberry Group PLC .................................................... 2,379 42,930
Compass Group PLC .................................................... 4,555 124,574
InterContinental Hotels Group PLC .......................................... 1,139 102,915
JD Sports Fashion PLC ................................................... 25,176 53,244
Next PLC ............................................................ 816 84,420
408,083
Consumer Staples (2.0%):
Associated British Foods PLC .............................................. 3,330 100,450
British American Tobacco PLC ............................................. 2,844 83,198
Diageo PLC ........................................................... 2,443 88,918
Haleon PLC ........................................................... 21,043 86,258
Imperial Brands PLC .................................................... 4,520 104,060
Reckitt Benckiser Group PLC .............................................. 1,556 107,477
Tesco PLC ............................................................ 31,341 116,029
Unilever PLC ......................................................... 2,483 120,245
806,635
Energy (0.3%):
BP PLC .............................................................. 10,010 59,466
Shell PLC ............................................................ 2,442 80,027
139,493
Financials (1.9%):
3i Group PLC ......................................................... 2,832 87,377
Admiral Group PLC ..................................................... 1,940 66,358
Barclays PLC ......................................................... 29,755 58,313
HSBC Holdings PLC .................................................... 10,586 85,734
Legal & General Group PLC ............................................... 24,336 77,876
Lloyds Banking Group PLC ............................................... 146,067 88,811

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
London Stock Exchange Group PLC ......................................... 1,074 $ 126,934
NatWest Group PLC ..................................................... 22,637 63,294
Standard Chartered PLC .................................................. 6,048 51,379
Wise PLC , Class A (a) .................................................... 4,596 51,192
757,268
Health Care (0.7%):
AstraZeneca PLC ....................................................... 607 81,998
GSK PLC ............................................................ 5,814 107,451
Smith & Nephew PLC ................................................... 6,364 87,470
276,919
Industrials (1.6%):
Ashtead Group PLC ..................................................... 863 60,072
BAE Systems PLC ...................................................... 7,118 100,736
Bunzl PLC ........................................................... 3,049 123,953
International Consolidated Airlines Group SA (a) ................................ 26,802 52,943
RELX PLC ........................................................... 3,128 123,975
Rentokil Initial PLC ..................................................... 10,171 57,136
Rolls-Royce Holdings PLC (a) .............................................. 12,147 46,394
Spirax-Sarco Engineering PLC ............................................. 566 75,774
640,983
Information Technology (0.5%):
Halma PLC ........................................................... 2,930 85,285
The Sage Group PLC .................................................... 8,247 123,230
208,515
Materials (0.4%):
Anglo American PLC .................................................... 1,862 46,761
Croda International PLC .................................................. 867 55,798
Rio Tinto PLC ......................................................... 1,065 79,290
181,849
Utilities (0.4%):
Centrica PLC .......................................................... 37,848 67,841
National Grid PLC ...................................................... 8,130 109,618
177,459
3,884,198
United States (0.4%):
Industrials (0.2%):
RB Global, Inc. ........................................................ 1,149 76,898
Utilities (0.2%):
Brookfield Renewable Corp. , Class A ......................................... 2,322 66,843
143,741
Total Common Stocks (Cost $36,926,639) 40,449,462
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (a) (c) ........................................... 61 —
Total Warrants (Cost $–) —
Investment Companies (0.5%)
United States (0.5%):
Federated Hermes Treasury Obligations Fund, Institutional Shares , 5 .22% (g) ............ 236,680 236,680
Total Investment Companies (Cost $236,680) 236,680

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 75,288
Security Description Shares Value
Collateral for Securities Loaned (0.8%)^
United States (0.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (g) ........ 79,387 $ 79,387
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (g) ............ 79,387 79,387
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (g) ............... 79,387 79,387
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (g) . 79,387 79,387
Total Collateral for Securities Loaned (Cost $317,548) 317,548
Total Investments (Cost $37,480,867) — 100.2% 41,003,690
Liabilities in excess of other assets — (0.2)% (97,456)
NET ASSETS - 100.00% $ 40,906,234
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$832,266 and amounted to 2.0% of net assets.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2023.
This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) All or a portion of this security is on loan.
(e) Amount represents less than 0.05% of net assets.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31, 2023.
(g) Rate disclosed is the daily yield on December 31, 2023.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 3 3/15/24 $ 330,607 $ 337,860 $ 7,253
Total unrealized appreciation $ 7,253
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 7,253

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares Nasdaq Next 50 ETF
111
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.7%)
Communication Services (7.9%):
Baidu, Inc. , ADR (a) ..................................................... 13,380 $ 1,593,424
Fox Corp. , Class A ...................................................... 24,607 730,090
Fox Corp. , Class B ...................................................... 23,448 648,337
Liberty Media Corp.-Liberty Formula One (a) ................................... 20,716 1,307,801
NetEase, Inc. , ADR ..................................................... 11,827 1,101,803
News Corp. , Class A ..................................................... 37,873 929,782
News Corp. , Class B .................................................... 19,041 489,735
Yandex NV , Class A (a) (b) (c) ............................................... 45,921 8,698
6,809,670
Consumer Discretionary (19.7%):
DraftKings, Inc. (a) ...................................................... 46,403 1,635,706
eBay, Inc. ............................................................ 51,637 2,252,406
Expedia Group, Inc. (a) ................................................... 13,269 2,014,101
JD.com, Inc. , ADR ...................................................... 47,604 1,375,279
LKQ Corp. ........................................................... 26,634 1,272,839
Pool Corp. ............................................................ 3,849 1,534,635
Rivian Automotive, Inc. , Class A (a) .......................................... 94,539 2,217,885
Tractor Supply Co. ...................................................... 10,761 2,313,938
Ulta Beauty, Inc. (a) ..................................................... 4,833 2,368,122
16,984,911
Electronic Equipment, Instruments & Components (1.5%):
Trimble, Inc. (a) ........................................................ 24,750 1,316,700
Energy (1.3%):
APA Corp. ............................................................ 30,515 1,094,878
Health Care (20.3%):
Align Technology, Inc. (a) ................................................. 7,620 2,087,880
Alnylam Pharmaceuticals, Inc. (a) ........................................... 12,489 2,390,520
Argenx SE (a) .......................................................... 3,196 1,215,854
BioMarin Pharmaceutical, Inc. (a) ........................................... 18,749 1,807,779
Hologic, Inc. (a) ........................................................ 23,887 1,706,726
ICON PLC (a) ......................................................... 8,175 2,314,097
Incyte Corp. (a) ......................................................... 22,306 1,400,594
Royalty Pharma PLC , Class A .............................................. 44,458 1,248,825
Sanofi SA , ADR ........................................................ 27,927 1,388,810
The Cooper Cos., Inc. .................................................... 4,928 1,864,952
17,426,037
Industrials (9.6%):
Axon Enterprise, Inc. (a) .................................................. 7,459 1,926,884
Grab Holdings Ltd. (a) ................................................... 377,309 1,271,531
J.B. Hunt Transport Services, Inc. ........................................... 10,266 2,050,531
Nordson Corp. ......................................................... 5,675 1,499,108
SS&C Technologies Holdings, Inc. .......................................... 24,635 1,505,445
8,253,499
IT Services (4.5%):
Akamai Technologies, Inc. (a) .............................................. 15,011 1,776,552
VeriSign, Inc. (a) ........................................................ 10,162 2,092,965
3,869,517
Materials (2.2%):
Steel Dynamics, Inc. ..................................................... 16,106 1,902,119
Semiconductors & Semiconductor Equipment (11.7%):
Entegris, Inc. .......................................................... 14,946 1,790,830
First Solar, Inc. (a) ...................................................... 10,634 1,832,025
Monolithic Power Systems, Inc. ............................................ 4,769 3,008,190
Skyworks Solutions, Inc. ................................................. 15,919 1,789,614

Victory Portfolios II
VictoryShares Nasdaq Next 50 ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Yandex NV , Class A ..........................................
9/9/2020
$ 2,892,222
Security Description Shares Value
Teradyne, Inc. ......................................................... 15,216 $ 1,651,240
10,071,899
Software (9.9%):
Bentley Systems, Inc. , Class B ............................................. 28,301 1,476,746
Check Point Software Technologies Ltd. (a) .................................... 11,645 1,779,240
Manhattan Associates, Inc. (a) .............................................. 6,125 1,318,835
PTC, Inc. (a) ........................................................... 11,867 2,076,250
Zoom Video Communications, Inc. , Class A (a) .................................. 25,648 1,844,348
8,495,419
Technology Hardware, Storage & Peripherals (9.6%):
Logitech International SA , Class R .......................................... 15,599 1,482,841
NetApp, Inc. .......................................................... 20,505 1,807,721
Seagate Technology Holdings PLC .......................................... 20,812 1,776,720
Super Micro Computer, Inc. (a) ............................................. 5,307 1,508,568
Western Digital Corp. (a) .................................................. 32,271 1,690,032
8,265,882
Utilities (1.5%):
Alliant Energy Corp. .................................................... 25,388 1,302,404
Total Common Stocks (Cost $83,116,449) 85,792,935
Total Investments (Cost $83,116,449) — 99.7% 85,792,935
Other assets in excess of liabilities — 0.3% 291,828
NET ASSETS - 100.00% $ 86,084,763
At December 31, 2023, the Fund's investments in foreign securities were 15.7% of net assets.
(a) Non-income producing security.
(b) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31, 2023.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2023.
This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 1 3/15/24 $ 326,228 $ 340,470 $ 14,242
Total unrealized appreciation $ 14,242
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 14,242

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
113
(Unaudited)
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (21.8%)
ABS Auto (11.7%):
AmeriCredit Automobile Receivables Trust ....................................
Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable 6/18/25 @ 100 ................ $ 191,000 $ 178,544
Series 2021-3 , Class C , 1 .41% , 8/18/27 , Callable 6/18/26 @ 100 ................. 500,000 463,028
ARI Fleet Lease Trust ....................................................
Series 2021-A , Class A2 , 0 .37% , 3/15/30 , Callable 5/15/24 @ 100 (a) .............. 5,239 5,229
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 6/15/25 @ 100 (a) .............. 190,000 185,596
Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 6/15/25 @ 100 (a) ............... 116,000 111,498
Series 2022-A , Class C , 4 .17% , 1/15/31 , Callable 6/15/25 @ 100 (a) ............... 250,000 240,537
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A , Class B , 3 .55% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 100,000 98,582
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 500,000 510,198
Series 2023-6A , Class B , 6 .40% , 12/20/29 (a) ............................... 189,000 191,632
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 251,000 249,995
CarMax Auto Owner Trust , Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 10/15/25 @ 100 79,000 72,849
Carvana Auto Receivables Trust ............................................
Series 2021-N4 , Class D , 2 .30% , 9/11/28 , Callable 5/10/27 @ 100 ................ 796,186 763,194
Series 2021-P4 , Class B , 1 .98% , 2/10/28 , Callable 9/10/27 @ 100 ................ 500,000 449,959
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 57,000 56,947
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 64,000 64,233
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 96,000 96,001
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 7/15/26 @ 100 (a) ............. 119,000 120,944
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 7/15/26 @ 100 (a) ............. 185,000 187,874
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-4 , Class B , 1 .74% , 12/16/30 , Callable 4/15/25 @ 100 (a) .............. 320,000 304,323
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 12/15/26 @ 100 (a) ............. 189,000 193,391
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 125,000 126,652
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 118,000 120,625
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 196,000 203,488
Series 2023-5A , Class A , 6 .13% , 12/15/33 (a) ............................... 302,064 305,421
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 5/15/27 @ 100 (a) .............. 234,254 238,084
Drive Auto Receivables Trust ..............................................
Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 7/15/25 @ 100 ................. 256,000 241,072
Series 2021-3 , Class C , 1 .47% , 1/15/27 , Callable 11/15/25 @ 100 ................ 500,000 489,870
DT Auto Owner Trust ....................................................
Series 2020-1A , Class E , 3 .48% , 2/16/27 , Callable 9/15/24 @ 100 (a) .............. 375,000 366,430
Series 2020-2A , Class D , 4 .73% , 3/16/26 , Callable 10/15/24 @ 100 (a) ............. 500,000 496,701
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 6/15/28 @ 100 (a) ............ 74,472 75,617
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 6/15/28 @ 100 (a) .............. 48,794 47,491
Enterprise Fleet Financing LLC .............................................
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 250,000 252,976
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 189,000 189,674
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 9/20/27 @ 100 (a) .............. 151,000 157,291
Exeter Automobile Receivables Trust .........................................
Series 2019-4A , Class D , 2 .58% , 9/15/25 , Callable 7/15/24 @ 100 (a) .............. 67,179 66,500
Series 2020-1A , Class E , 3 .74% , 1/15/27 , Callable 9/15/24 @ 100 (a) .............. 250,000 244,425
Flagship Credit Auto Trust ................................................
Series 2018-3 , Class D , 4 .15% , 12/16/24 , Callable 3/15/24 @ 100 (a) .............. 3,167 3,164
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 4/15/25 @ 100 (a) ............... 1,265,000 1,211,268
Series 2021-4 , Class C , 1 .96% , 12/15/27 , Callable 9/15/26 @ 100 (a) .............. 500,000 469,664
Ford Credit Auto Lease Trust ..............................................
Series 2022-A , Class B , 3 .81% , 8/15/25 , Callable 10/15/24 @ 100 ................ 321,000 316,913
Series 2023-A , Class C , 5 .54% , 12/15/26 , Callable 8/15/25 @ 100 ................ 90,000 89,408
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 4/15/26 @ 100 ................. 166,000 168,340
Ford Credit Auto Owner Trust ..............................................
Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 500,000 452,180
Series 2022-1 , Class C , 4 .67% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 950,000 920,061
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 206,000 204,612
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 750,000 746,528
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 750,000 744,398
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 75,000 76,443

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-2 , Class C , 6 .16% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... $ 50,000 $ 51,028
Series 2023-2 , Class D , 6 .60% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 118,711 119,765
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class B , 5 .35% , 3/15/28 ,
Callable 7/15/26 @ 100 (a) ............................................ 313,000 310,077
GECU Auto Receivables Trust , Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 9/15/28 @
100 (a) ........................................................... 19,000 18,165
GLS Auto Receivables Issuer Trust ..........................................
Series 2019-2A , Class D , 4 .52% , 2/17/26 , Callable 1/15/24 @ 100 (a) .............. 432,736 432,344
Series 2019-4A , Class D , 4 .09% , 8/17/26 , Callable 6/15/24 @ 100 (a) .............. 150,000 148,275
GM Financial Automobile Leasing Trust , Series 2022-1 , Class C , 2 .64% , 2/20/26 , Callable
7/20/24 @ 100 ..................................................... 244,000 239,436
GMF Floorplan Owner Revolving Trust .......................................
Series 2019-2 , Class C , 3 .30% , 4/15/26 (a) ................................. 75,000 74,336
Series 2023-1 , Class B , 5 .73% , 6/15/28 (a) ................................. 200,403 202,549
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 9/15/26 @ 100 (a) ............... 224,000 220,802
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 9/15/26 @ 100 (a) .............. 168,000 159,832
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A , Class B , 2 .19% , 6/25/26 , Callable 6/25/25 @ 100 (a) .............. 100,000 94,881
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 261,000 260,890
Series 2023-2A , Class B , 6 .49% , 9/25/29 (a) ................................ 212,000 216,102
Series 2023-2A , Class C , 7 .13% , 9/25/29 (a) ................................ 75,000 75,831
Series 2023-3A , Class A , 5 .94% , 2/25/28 (a) ................................ 125,000 127,274
Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ................................ 38,000 38,577
Hertz Vehicle Financing LLC ..............................................
Series 2022-2A , Class B , 2 .65% , 6/26/28 , Callable 6/25/27 @ 100 (a) .............. 1,000,000 901,948
Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 700,000 678,313
Hyundai Auto Receivables Trust , Series 2021-C , Class C , 1 .66% , 6/15/28 , Callable 4/15/26 @
100 ............................................................. 500,000 460,320
JPMorgan Chase Bank NA ................................................
Series 2020-2 , Class B , 0 .84% , 2/25/28 , Callable 10/25/24 @ 100 (a) .............. 17,808 17,739
Series 2020-2 , Class C , 1 .14% , 2/25/28 , Callable 10/25/24 @ 100 (a) .............. 5,447 5,426
Series 2021-2 , Class B , 0 .89% , 12/26/28 , Callable 10/25/25 @ 100 (a) ............. 39,019 38,143
Series 2021-2 , Class D , 1 .14% , 12/26/28 , Callable 10/25/25 @ 100 (a) ............. 174,023 169,985
Series 2021-3 , Class B , 0 .76% , 2/26/29 , Callable 6/25/25 @ 100 (a) ............... 73,876 71,282
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class B , 1 .94% , 11/16/26 , Callable 11/15/25 @ 100 (a) ............ 250,000 243,305
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 11/15/25 @ 100 (a) ............. 500,000 477,415
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 6/15/27 @ 100 (a) .............. 240,000 239,802
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 6/15/27 @ 100 (a) ............. 400,000 400,996
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 6/15/27 @ 100 (a) .............. 226,000 231,890
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 7/15/27 @ 100 (a) .............. 200,000 199,329
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 7/15/27 @ 100 (a) .............. 52,000 52,322
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 10/15/27 @ 100 (a) ............. 214,000 216,166
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 10/15/27 @ 100 (a) ............ 114,000 116,942
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 6/15/26 @ 100 (a) ............. 182,141 185,488
Series 2023-4A , Class C , 6 .76% , 3/15/29 , Callable 6/15/26 @ 100 (a) .............. 212,497 217,934
Series 2023-4A , Class D , 7 .37% , 4/15/31 , Callable 6/15/26 @ 100 (a) .............. 303,568 315,369
Navistar Financial Dealer Note Master Owner Trust II , Series 2023-1 , Class A , 6 .18% ,
8/25/28 (a) ........................................................ 81,433 82,713
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 4/15/28 @ 100 (a) ............. 92,500 94,032
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 4/15/28 @ 100 (a) ............. 329,346 331,252
Oscar U.S. Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 2/10/25 @
100 (a) ........................................................... 250,000 238,789
Oscar U.S. Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 3/10/26 @
100 (a) ........................................................... 1,000,000 944,355
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 3/15/26 @ 100 (a) ............. 250,000 246,977
Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable 3/15/26 @ 100 (a) ............... 106,000 105,341
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 340,383 337,484
Series 2022-A , Class C , 7 .38% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 340,383 340,044
Series 2022-A , Class D , 9 .97% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 37,323 37,743

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series 2022-B , Class E , 8 .68% , 8/16/32 , Callable 4/15/26 @ 100 (a) ............... $ 145,094 $ 144,895
Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable 1/15/27 @ 100 (a) .............. 157,684 159,026
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 72,104 72,345
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 33,554 33,665
Series 2023-B , Class B , 5 .64% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 203,000 203,195
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 164,000 164,430
Santander Bank NA .....................................................
Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 9/15/25 @ 100 (a) ............. 172,371 167,929
Series 2021-1A , Class C , 3 .27% , 12/15/31 , Callable 9/15/25 @ 100 (a) ............. 161,598 158,277
Santander Consumer Auto Receivables Trust ...................................
Series 2020-AA , Class D , 5 .49% , 4/15/26 , Callable 11/15/24 @ 100 (a) ............ 194,600 194,373
Series 2021-AA , Class E , 3 .28% , 3/15/27 , Callable 12/15/25 @ 100 (a) ............. 60,000 56,749
Santander Drive Auto Receivables Trust , Series 2021-4 , Class C , 1 .26% , 2/16/27 , Callable
11/15/25 @ 100 .................................................... 249,085 244,187
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 2/15/28 @ 100 (a) .............. 429,952 434,090
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 2/15/28 @ 100 (a) ............. 226,365 228,326
SFS Auto Receivables Securitization Trust , Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable
8/20/27 @ 100 (a) ................................................... 167,000 169,362
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class A4 , 5 .94% , 7/20/27 , Callable 9/20/25 @ 100 (a) .............. 50,000 50,568
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 9/20/25 @ 100 (a) ............... 127,000 128,157
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 1/20/26 @ 100 (a) .............. 87,000 88,743
Tesla Electric Vehicle Trust , Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 3/20/27 @
100 (a) ........................................................... 200,000 202,046
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 9/20/25 @
100 (a) ........................................................... 100,000 99,934
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 8/25/26 @ 100 (a) ........ 384,157 385,579
United Auto Credit Securitization Trust .......................................
Series 2022-1 , Class C , 2 .61% , 6/10/27 , Callable 12/10/25 @ 100 (a) .............. 100,467 100,026
Series 2023-1 , Class C , 6 .28% , 7/10/28 , Callable 5/10/26 @ 100 (a) ............... 500,000 497,063
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 7/15/27 @ 100 (a) .............. 101,000 100,915
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 7/15/27 @ 100 (a) .............. 220,000 211,605
Westlake Automobile Receivables Trust .......................................
Series 2020-1A , Class E , 3 .31% , 10/15/25 , Callable 2/15/24 @ 100 (a) ............. 147,000 146,330
Series 2021-3A , Class C , 1 .58% , 1/15/27 , Callable 9/15/25 @ 100 (a) .............. 500,000 484,035
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 169,000 169,823
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 181,000 186,498
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 195,000 201,561
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 220,000 222,351
30,064,941
ABS Card (2.7%):
CARDS II Trust , Series 2021-1A , Class C , 1 .20% , 4/15/27 (a) ....................... 540,000 531,012
Evergreen Credit Card Trust ...............................................
Series 2021-1 , Class B , 1 .15% , 10/15/26 (a) ................................ 391,000 376,303
Series 2021-1 , Class C , 1 .42% , 10/15/26 (a) ................................ 319,000 306,617
Series 2022-CRT1 , Class B , 5 .61% , 7/15/26 (a) .............................. 250,000 248,765
Series 2022-CRT1 , Class C , 6 .19% , 7/15/26 (a) .............................. 250,000 248,570
Series 2022-CRT2 , Class B , 6 .56% , 11/15/26 (a) ............................. 250,000 250,556
Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............................. 400,000 401,496
Series 2023-CRT3 , Class B , 6 .58% , 2/15/27 (a) .............................. 273,000 274,842
Series 2023-CRT3 , Class C , 7 .31% , 2/15/27 (a) .............................. 152,000 152,715
Golden Credit Card Trust , Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................. 200,000 180,733
Master Credit Card Trust .................................................
Series 2021-1A , Class C , 1 .06% , 11/21/25 (a) ............................... 1,000,000 978,528
Series 2022-2A , Class B , 2 .38% , 7/21/28 (a) ................................ 500,000 456,247
Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................................ 312,000 280,051
Master Credit Card Trust II ................................................
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 150,000 149,641
Series 2023-2A , Class C , 6 .89% , 1/21/27 (a) ................................ 95,000 95,517
Series 2023-4A , Class B , 6 .56% , 10/21/32 (a) ............................... 104,000 109,435

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... $ 265,000 $ 278,488
Synchrony Card Funding LLC .............................................
Series 2022-A1 , Class A , 3 .37% , 4/15/28 , Callable 4/15/25 @ 100 ................ 220,000 214,982
Series 2023-A1 , Class A , 5 .54% , 7/15/29 .................................. 59,000 59,982
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 744,000 675,719
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 72,000 70,341
Series 2023-2A , Class B , 5 .35% , 3/26/33 (a) ................................ 100,000 99,387
Series 2023-3A , Class B , 6 .26% , 8/26/28 (a) ................................ 234,000 236,374
Series 2023-3A , Class C , 6 .94% , 8/26/28 (a) ................................ 214,000 215,818
6,892,119
ABS Other (7.4%):
Amur Equipment Finance Receivables IX LLC ..................................
Series 2021-1A , Class B , 1 .38% , 2/22/27 , Callable 11/20/24 @ 100 (a) ............. 110,000 106,927
Series 2021-1A , Class C , 1 .75% , 6/21/27 , Callable 11/20/24 @ 100 (a) ............. 839,000 806,361
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 9/20/25 @ 100 (a) ............................................ 676,000 637,354
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 365,762 364,563
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 5/20/27 @ 100 (a) ............. 131,151 131,624
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 5/20/27 @ 100 (a) .............. 37,000 37,661
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 124,000 124,496
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 2/15/28 @ 100 (a) ............. 88,000 88,844
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 141,000 142,768
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/28 @ 100 (a) ..... 208,890 208,366
CCG Receivables Trust ...................................................
Series 2021-2 , Class C , 1 .50% , 3/14/29 , Callable 6/14/25 @ 100 (a) ............... 250,000 235,007
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 12/14/26 @ 100 (a) .............. 173,174 175,296
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 12/14/27 @ 100 (a) .............. 93,000 95,334
Conn's Receivables Funding LLC ...........................................
Series 2022-A , Class B , 9 .52% , 12/15/26 , Callable 8/15/24 @ 100 (a) .............. 238,084 238,760
Series 2023-A , Class A , 8 .01% , 1/17/28 , Callable 4/15/24 @ 100 (a) ............... 175,256 175,582
CP EF Asset Securitization I LLC , Series 2022-1A , Class A , 5 .96% , 4/15/30 , Callable 11/15/25
@ 100 (a) ......................................................... 141,044 140,211
DB Master Finance LLC , Series 2021-1A , Class A2II , 2 .49% , 11/20/51 , Callable 11/20/25 @
100 (a) ........................................................... 1,323,000 1,154,650
Dell Equipment Finance Trust ..............................................
Series 2021-2 , Class C , 0 .94% , 12/22/26 , Callable 3/22/24 @ 100 (a) .............. 153,000 151,066
Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 10/22/25 @ 100 (a) .............. 147,446 148,592
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 2/22/26 @ 100 (a) ............... 125,000 125,331
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 2/22/26 @ 100 (a) ............... 237,000 238,808
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 3/22/26 @ 100 (a) .............. 73,000 73,632
Dext ABS LLC ........................................................
Series 2020-1 , Class C , 3 .03% , 11/15/27 , Callable 10/15/24 @ 100 (a) ............. 120,000 118,370
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 2/15/27 @ 100 (a) ............... 100,000 101,600
Series 2023-2 , Class C , 6 .93% , 5/15/34 , Callable 3/15/27 @ 100 (a) ............... 224,000 229,141
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 3/15/27 @ 100 (a) ............... 101,000 98,012
Diamond Issuer , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) .... 654,000 554,568
DLLAA LLC , Series 2023-1A , Class A2 , 5 .93% , 7/20/26 (a) ........................ 75,000 75,331
FirstKey Homes Trust ....................................................
Series 2021-SFR3 , Class A , 2 .14% , 12/17/38 (a) ............................. 741,053 673,362
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) ............................. 500,000 454,401
Series 2021-SFR3 , Class D , 2 .79% , 12/17/38 (a) ............................. 750,000 677,359
Ford Credit Floorplan Master Owner Trust .....................................
Series 2023-1 , Class B , 5 .31% , 5/15/28 (a) ................................. 70,000 68,988
Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ................................. 106,000 105,639
Frontier Issuer LLC .....................................................
Series 2023-1 , Class A2 , 6 .60% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 593,000 589,200
Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) ............... 415,490 411,129
Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) .............. 228,067 224,573
Granite Park Equipment Leasing LLC ........................................

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-1A , Class A2 , 6 .51% , 5/20/30 (a) ............................... $ 70,000 $ 70,793
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 8/20/30 @ 100 (a) .............. 97,000 99,714
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 8/20/30 @ 100 (a) .............. 89,000 92,521
Series 2023-1A , Class E , 7 .00% , 6/20/35 , Callable 8/20/30 @ 100 (a) .............. 74,000 63,531
HPEFS Equipment Trust ..................................................
Series 2021-1A , Class D , 1 .03% , 3/20/31 , Callable 4/20/24 @ 100 (a) .............. 538,585 531,754
Series 2022-1A , Class D , 2 .40% , 11/20/29 , Callable 6/20/25 @ 100 (a) ............. 333,000 316,247
Series 2022-2A , Class D , 4 .94% , 3/20/30 , Callable 11/20/25 @ 100 (a) ............. 1,300,000 1,272,582
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 9/20/26 @ 100 (a) .............. 150,000 152,421
Kubota Credit Owner Trust , Series 2022-1A , Class A3 , 2 .67% , 10/15/26 , Callable 2/15/26 @
100 (a) ........................................................... 500,000 485,544
M&T Equipment Notes , Series 2023-1A , Class A3 , 5 .74% , 7/15/30 , Callable 8/15/27 @ 100 (a) 118,000 118,546
MMAF Equipment Finance LLC , Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) .......... 152,000 153,950
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 10/20/24 @ 100 (a) ............ 677,000 592,435
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 10/20/24 @ 100 (a) ............ 366,000 296,726
Pawnee Equipment Receivables LLC , Series 2021-1 , Class B , 1 .82% , 7/15/27 , Callable
8/15/25 @ 100 (a) ................................................... 136,000 129,156
SCF Equipment Leasing LLC ..............................................
Series 2020-1A , Class B , 2 .02% , 3/20/28 , Callable 2/20/25 @ 100 (a) .............. 32,696 32,334
Series 2021-1A , Class D , 1 .93% , 9/20/30 , Callable 10/20/25 @ 100 (a) ............. 550,000 503,784
Series 2022-2A , Class C , 6 .50% , 8/20/32 , Callable 8/20/29 @ 100 (a) .............. 196,294 198,251
Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 8/20/29 @ 100 (a) ............. 329,793 329,862
Series 2023-1A , Class A3 , 6 .17% , 5/20/32 , Callable 5/20/30 @ 100 (a) ............. 153,000 156,855
Tricon Residential Trust , Series 2022-SFR2 , Class B , 5 .24% , 7/17/40 , Callable 7/17/28 @
100 (a) ........................................................... 200,000 196,376
Trinity Rail Leasing LLC , Series 2022-1A , Class A , 4 .55% , 5/20/52 , Callable 10/21/24 @
100 (a) ........................................................... 475,335 447,378
Vantage Data Centers Issuer LLC , Series 2019-1A , Class A2 , 3 .19% , 7/15/44 , Callable 1/15/24
@ 100 (a) ......................................................... 143,885 141,255
Vantage Data Centers LLC , Series 2020-2A , Class A2 , 1 .99% , 9/15/45 , Callable 9/15/25 @
100 (a) ........................................................... 453,000 392,611
VB-S1 Issuer LLC ......................................................
Series 2022-1A , Class C2II , 3 .71% , 2/15/57 , Callable 2/15/30 @ 100 (a) ............ 1,000,000 822,838
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 300,000 270,336
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 1,500,000 1,290,692
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 3/12/27 @ 100 (a) ............. 48,000 48,428
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 3/12/27 @ 100 (a) .............. 47,000 47,755
Verizon Master Trust ....................................................
Series 2021-2 , Class C , 1 .38% , 4/20/28 , Callable 10/20/24 @ 100 ................ 500,000 480,900
Series 2023-2 , Class A , 4 .89% , 4/13/28 , Callable 4/20/25 @ 100 ................. 129,000 128,642
19,847,123
Total Asset-Backed Securities (Cost $58,452,207) 56,804,183
Collateralized Loan Obligations (4.4%)
Cash Flow CLO (4.4%):
720 East CLO Ltd. ......................................................
Series 2022-1A , Class B , 8 .67% ( TSFR3M + 325 bps ) , 1/20/36 , Callable 1/20/25 @
100 (a) (b) ..................................................... 350,000 352,020
Series 2022-1A , Class D , 11 .57% ( TSFR3M + 615 bps ) , 1/20/36 , Callable 1/20/25 @
100 (a) (b) ..................................................... 500,000 500,267
Series 2023-2A , Class A2 , 7 .55% ( TSFR3M + 215 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (b) ..................................................... 245,000 243,210
Series 2023-2A , Class D , 10 .55% ( TSFR3M + 515 bps ) , 10/15/36 , Callable 10/15/25 @
100 (a) (b) ..................................................... 184,000 183,301
Series 2023-IA , Class B , 7 .89% ( TSFR3M + 250 bps ) , 4/15/36 , Callable 4/15/25 @
100 (a) (b) ..................................................... 250,000 250,295
Series 2023-IA , Class D , 11 .24% ( TSFR3M + 585 bps ) , 4/15/36 , Callable 4/15/25 @
100 (a) (b) ..................................................... 500,000 501,881
Aimco CLO Ltd. .......................................................

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-20A , Class B1 , 7 .56% ( TSFR3M + 220 bps ) , 10/16/36 , Callable 10/16/25 @
100 (a) (b) ..................................................... $ 178,000 $ 177,750
Series 2023-20A , Class C1 , 8 .06% ( TSFR3M + 270 bps ) , 10/16/36 , Callable 10/16/25 @
100 (a) (b) ..................................................... 178,000 177,742
Ballyrock CLO Ltd. , Series 2022-20A , Class A2AR , 7 .59% ( TSFR3M + 220 bps ) , 7/15/34 ,
Callable 10/15/24 @ 100 (a) (b) ......................................... 196,000 194,618
Barrow Hanley CLO I Ltd. ................................................
Series 2023-1A , Class A1 , 7 .72% ( TSFR3M + 230 bps ) , 4/20/35 , Callable 4/20/24 @
100 (a) (b) ..................................................... 400,000 400,748
Series 2023-1A , Class A2 , 8 .07% ( TSFR3M + 265 bps ) , 4/20/35 , Callable 4/20/24 @
100 (a) (b) ..................................................... 500,000 504,280
Series 2023-1A , Class C , 9 .42% ( TSFR3M + 400 bps ) , 4/20/35 , Callable 4/20/24 @
100 (a) (b) ..................................................... 175,000 181,758
Series 2023-1A , Class D , 11 .58% ( TSFR3M + 616 bps ) , 4/20/35 , Callable 4/20/24 @
100 (a) (b) ..................................................... 700,000 702,876
Barrow Hanley CLO II Ltd. ...............................................
Series 2023-2A , Class C , 8 .84% ( TSFR3M + 350 bps ) , 10/20/35 , Callable 10/20/24 @
100 (a) (b) ..................................................... 184,000 181,863
Series 2023-2A , Class D1 , 11 .09% ( TSFR3M + 575 bps ) , 10/20/35 , Callable 10/20/24 @
100 (a) (b) ..................................................... 276,000 277,152
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 1/24/24 @
100 (a) ........................................................... 250,000 241,626
Dryden CLO Ltd. , Series 2023-102A , Class A2 , 7 .39% ( TSFR3M + 200 bps ) , 10/15/36 , Callable
10/15/25 @ 100 (a) (b) ................................................ 109,696 109,689
Eaton Vance CLO Ltd. , Series 2020-2A , Class BR , 7 .36% ( TSFR3M + 196 bps ) , 1/15/35 ,
Callable 1/15/24 @ 100 (a) (b) .......................................... 500,000 498,683
Golub Capital Partners CLO Ltd. , Series 2023-68A , Class B , 8 .20% ( TSFR3M + 280 bps ) ,
7/25/36 , Callable 7/25/25 @ 100 (a) (b) .................................... 155,000 156,147
LCM Ltd. , Series 36A , Class A2 , 7 .06% ( TSFR3M + 166 bps ) , 1/15/34 , Callable 1/15/24 @
100 (a) (b) ......................................................... 750,000 734,793
Magnetite XXXV Ltd. , Series 2022-35A , Class AR , 7 .03% ( TSFR3M + 165 bps ) , 10/25/36 ,
Callable 10/25/25 @ 100 (a) (b) ......................................... 295,000 294,980
Oaktree CLO Ltd. ......................................................
Series 2022-2A , Class B , 8 .14% ( TSFR3M + 275 bps ) , 7/15/33 , Callable 1/15/24 @
100 (a) (b) ..................................................... 500,000 500,052
Series 2022-3A , Class B1 , 8 .49% ( TSFR3M + 310 bps ) , 7/15/35 , Callable 7/15/24 @
100 (a) (b) ..................................................... 250,000 250,640
Series 2022-3A , Class C , 9 .54% ( TSFR3M + 415 bps ) , 7/15/35 , Callable 7/15/24 @
100 (a) (b) ..................................................... 250,000 251,277
Series 2023-1A , Class B , 7 .94% ( TSFR3M + 255 bps ) , 4/15/36 , Callable 4/15/25 @
100 (a) (b) ..................................................... 250,000 250,918
Octagon 68 Ltd. , Series 2023-1A , Class X , 6 .65% ( TSFR3M + 130 bps ) , 10/20/36 , Callable
10/20/25 @ 100 (a) (b) ................................................ 297,000 296,889
Palmer Square Loan Funding Ltd. , Series 2023-1A , Class A2 , 7 .76% ( TSFR3M + 250 bps ) ,
7/20/31 , Callable 7/20/24 @ 100 (a) (b) .................................... 378,000 378,189
Stratus CLO Ltd. .......................................................
Series 2021-3A , Class B , 7 .23% ( TSFR3M + 181 bps ) , 12/29/29 , Callable 1/20/24 @
100 (a) (b) ..................................................... 205,000 203,039
Series 2022-1A , Class B , 7 .77% ( TSFR3M + 235 bps ) , 7/20/30 , Callable 1/20/24 @
100 (a) (b) ..................................................... 250,000 250,021
Symphony CLO XXIX Ltd. , Series 2021-29A , Class B , 7 .31% ( TSFR3M + 191 bps ) , 1/15/34 ,
Callable 1/15/24 @ 100 (a) (b) .......................................... 500,000 496,421
Trimaran Cavu Ltd. , Series 2021-3A , Class C1 , 8 .13% ( TSFR3M + 273 bps ) , 1/18/35 , Callable
1/18/24 @ 100 (a) (b) ................................................. 750,000 746,581
Venture CLO Ltd. ......................................................
Series 2021-44A , Class B , 7 .43% ( TSFR3M + 201 bps ) , 10/20/34 , Callable 1/20/24 @
100 (a) (b) ..................................................... 200,000 196,860
Series 2022-46A , Class A2F , 5 .02% , 7/20/35 , Callable 7/20/24 @ 100 (a) ........... 475,000 447,621
Series 2023-47A , Class AJ , 7 .72% ( TSFR3M + 230 bps ) , 4/20/36 , Callable 4/20/25 @
100 (a) (b) ..................................................... 194,000 194,097

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-48A , Class B1 , 8 .17% ( TSFR3M + 275 bps ) , 10/20/36 , Callable 10/20/25 @
100 (a) (b) ..................................................... $ 197,000 $ 195,200
11,523,484
Total Collateralized Loan Obligations (Cost $11,548,969) 11,523,484
Collateralized Mortgage Obligations (9.4%)
Agency CMO Other (0.5%):
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 5 .50% , 1/25/49 ........ 264,875 267,885
Federal National Mortgage Association , Series 2022-88 , Class BA , 5 .50% , 7/25/47 ........ 157,592 158,853
Government National Mortgage Association ....................................
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 179,495 157,289
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 296,644 299,873
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 179,259 178,498
1,062,398
Commercial MBS (8.9%):
AOA Mortgage Trust ....................................................
Series 2021-1177 , Class B , 6 .65% ( TSFR1M + 129 bps ) , 10/15/38 (a) (b) ............. 250,000 214,099
Series 2021-1177 , Class D , 7 .30% ( TSFR1M + 194 bps ) , 10/15/38 (a) (b) ............. 300,000 252,342
Arbor Multifamily Mortgage Securities Trust , Series 2022-MF4 , Class A5 , 3 .29% , 2/15/55 ,
Callable 2/15/32 @ 100 (a) (c) .......................................... 500,000 448,583
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (c) ............................. 790,000 749,149
Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (c) ............................. 100,000 89,650
Series 2018-AVM , Class D , 4 .11% , 7/5/40 (a) (c) ............................. 100,000 86,217
BAMLL Commercial Mortgage Securities Trust .................................
Series 2015-200P , Class B , 3 .49% , 4/14/33 , Callable 4/14/25 @ 100 (a) ............ 750,000 706,474
Series 2015-200P , Class D , 3 .60% ( LIBOR01M + 105 bps ) , 4/14/33 , Callable 4/14/25 @
100 (a) (b) ..................................................... 375,000 345,026
BBCMS Mortgage Trust ..................................................
Series 2020-BID , Class C , 9 .12% ( TSFR1M + 375 bps ) , 10/15/37 (a) (b) ............. 550,000 523,544
Series 2022-C16 , Class AS , 4 .60% , 6/15/55 , Callable 6/15/32 @ 100 (c) ............ 135,135 123,712
Benchmark Mortgage Trust ................................................
Series 2020-B19 , Class AS , 2 .15% , 9/15/53 , Callable 10/15/30 @ 100 ............. 1,000,000 759,491
Series 2022-B36 , Class XA , 0 .64% , 7/15/55 , Callable 6/15/32 @ 100 (c) (d) ......... 10,001,000 466,554
BPR Trust ............................................................
Series 2021-TY , Class A , 6 .53% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) ............... 500,000 484,081
Series 2021-TY , Class D , 7 .83% ( TSFR1M + 246 bps ) , 9/15/38 (a) (b) ............... 800,000 761,026
Series 2022-OANA , Class A , 7 .26% ( TSFR1M + 190 bps ) , 4/15/37 (a) (b) ............ 1,000,000 983,659
Series 2022-OANA , Class D , 9 .06% ( TSFR1M + 370 bps ) , 4/15/37 (a) (b) ............ 500,000 479,318
Series 2022-STAR , Class A , 8 .59% ( TSFR1M + 323 bps ) , 8/15/24 (a) (b) ............. 407,215 408,004
BX Commercial Mortgage Trust ............................................
Series 2019-XL , Class D , 6 .93% ( TSFR1M + 156 bps ) , 10/15/36 (a) (b) .............. 1,215,500 1,207,847
Series 2021-XL2 , Class B , 6 .47% ( TSFR1M + 111 bps ) , 10/15/38 (a) (b) ............. 195,483 191,336
Series 2022-CSMO , Class C , 9 .25% ( TSFR1M + 389 bps ) , 6/15/27 (a) (b) ............ 500,000 500,470
Series 2022-CSMO , Class D , 9 .70% ( TSFR1M + 434 bps ) , 6/15/27 (a) (b) ............ 100,000 100,055
BX Trust , Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) .......................... 250,000 230,719
BXP Trust ............................................................
Series 2021-601L , Class B , 2 .78% , 1/15/44 (a) (c) ............................ 500,000 369,246
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (c) ............................ 250,000 171,995
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (c) ............................ 1,250,000 765,595
CAMB Commercial Mortgage Trust , Series 2021-CX2 , Class A , 2 .70% , 11/10/46 , Callable
11/10/31 @ 100 (a) .................................................. 250,000 207,147
Citigroup Commercial Mortgage Trust , Series 2019-SMRT , Class D , 4 .74% , 1/10/36 (a) (c) ... 615,000 615,000
COMM Mortgage Trust ..................................................
Series 2014-277P , Class A , 3 .61% , 8/10/49 , Callable 8/10/24 @ 100 (a) (c) .......... 1,235,000 1,138,820
Series 2014-277P , Class C , 3 .61% , 8/10/49 , Callable 8/10/24 @ 100 (a) (c) .......... 333,000 285,491
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) ............ 200,000 162,309
CSMC , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) ........................... 302,000 263,044
GS Mortgage Securities Corp. II , Series 2023-SHIP , Class C , 5 .51% , 9/10/38 (a) (c) ........ 118,438 115,123
Hilton USA Trust .......................................................
Series 2016-HHV , Class B , 4 .19% , 11/5/38 (a) (c) ............................ 350,000 334,208

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series 2016-HHV , Class C , 4 .19% , 11/5/38 (a) (c) ............................ $ 200,000 $ 189,741
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) .......... 541,000 517,554
Hudson Yards Mortgage Trust ..............................................
Series 2019-30HY , Class A , 3 .23% , 7/10/39 (a) .............................. 350,000 309,627
Series 2019-30HY , Class D , 3 .44% , 7/10/39 (a) (c) ............................ 115,000 92,552
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (c) ........................... 500,000 432,639
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2 , Class C , 8 .85% ( TSFR1M + 349 bps ) , 10/15/39 (a) (b) ............ 100,000 98,512
Series 2022-LPFX , Class C , 3 .82% , 3/15/32 (a) (c) ............................ 750,000 609,002
KNDL Mortgage Trust , Series 2019-KNSQ , Class B , 6 .51% ( TSFR1M + 115 bps ) , 5/15/36 (a) (b) 250,000 249,026
Life Mortgage Trust , Series 2022-BMR2 , Class C , 7 .45% ( TSFR1M + 209 bps ) , 5/15/39 ,
Callable 5/15/24 @ 100 (a) (b) .......................................... 250,000 242,787
Manhattan West Mortgage Trust , Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) .......... 791,558 698,919
MHC Commercial Mortgage Trust ..........................................
Series 2021-MHC , Class A , 6 .28% ( TSFR1M + 92 bps ) , 4/15/38 (a) (b) .............. 230,623 227,998
Series 2021-MHC , Class D , 7 .08% ( TSFR1M + 172 bps ) , 4/15/38 (a) (b) ............. 461,245 452,177
MHP , Series 2022-MHIL , Class D , 6 .97% ( TSFR1M + 161 bps ) , 1/15/27 (a) (b) ............ 455,807 443,573
Morgan Stanley Capital I Trust .............................................
Series 2021-PLZA , Class B , 2 .81% , 11/9/43 (a) .............................. 500,000 321,983
Series 2021-PLZA , Class C , 2 .81% , 11/9/43 (a) .............................. 750,000 357,050
MTN Commercial Mortgage Trust , Series 2022-LPFL , Class C , 7 .76% ( TSFR1M + 239 bps ) ,
3/15/39 (a) (b) ...................................................... 250,000 240,883
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) .................. 128,000 108,357
ONE PARK Mortgage Trust , Series 2021-PARK , Class D , 6 .98% ( TSFR1M + 161 bps ) ,
3/15/36 (a) (b) ...................................................... 225,000 205,909
ORL Trust , Series 2023-GLKS , Class A , 7 .71% ( TSFR1M + 235 bps ) , 10/19/36 (a) (b) ....... 120,127 120,102
SLG Office Trust .......................................................
Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) .............................. 125,000 103,323
Series 2021-OVA , Class C , 2 .85% , 7/15/41 (a) .............................. 500,000 400,163
SREIT Trust ..........................................................
Series 2021-MFP2 , Class B , 6 .65% ( TSFR1M + 129 bps ) , 11/15/36 (a) (b) ............ 500,000 490,951
Series 2021-MFP2 , Class D , 7 .05% ( TSFR1M + 168 bps ) , 11/15/36 (a) (b) ............ 760,000 742,929
SUMIT Mortgage Trust , Series 2022-BVUE , Class D , 2 .89% , 2/12/41 , Callable 2/12/29 @
100 (a) (c) ......................................................... 363,636 204,087
TTAN , Series 2021-MHC , Class C , 6 .83% ( TSFR1M + 146 bps ) , 3/15/38 (a) (b) ............ 600,581 588,989
Wells Fargo Commercial Mortgage Trust ......................................
Series 2021-SAVE , Class B , 6 .93% ( TSFR1M + 156 bps ) , 2/15/40 (a) (b) ............. 200,000 186,425
Series 2021-SAVE , Class C , 7 .28% ( TSFR1M + 191 bps ) , 2/15/40 (a) (b) ............. 200,000 181,220
23,355,812
Total Collateralized Mortgage Obligations (Cost $27,094,532) 24,418,210
Senior Secured Loans (1.7%)
Communication Services (0.0%):(e)
Flutter Financing BV , 7 .60% ( SOFR01M + 225 bps ) , 11/18/30 (b) ...................... 100,000 100,083
Consumer Discretionary (0.3%):
Aramark Services, Inc. , 7 .85% ( SOFR01M + 250 bps ) , 6/24/30 (b) ..................... 31,026 31,060
Carnival Corp., Initial Advance, First Lien , 8 .36% ( SOFR01M + 300 bps ) , 8/9/27 (b) ........ 99,750 99,833
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 9 .17%
( SOFR03M + 375 bps ) , 10/20/27 (b) ....................................... 6,467 6,615
Great Outdoors Group LLC, Term B1, First Lien , 9 .14% ( SOFR01M + 375 bps ) , 3/5/28 (b) ... 41,269 41,228
Hilton Grand Vacations Borrower LLC, Initial Term Loan, First Lien , 8 .10%
( SOFR01M + 275 bps ) , 8/2/28 (b) ......................................... 118,565 118,565
Light & Wonder International, Inc. , 8 .36% ( SOFR01M + 300 bps ) , 4/16/29 (b) ............. 245,638 246,020
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien , 8 .64% ( SOFR03M + 325 bps ) ,
3/6/28 (b) ......................................................... 125,000 117,913
Sotheby's, 2021 2nd Refin Term Loan, First Lien , 9 .89% ( SOFR03M + 450 bps ) , 1/15/27 (b) ... 241,282 237,814
899,048

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Consumer Staples (0.0%):(e)
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien , 8 .89% ( SOFR03M + 350 bps ) ,
10/8/27 (b) ........................................................ $ 116,517 $ 116,776
Financials (0.8%):
Central Parent, Inc. , 9 .41% ( SOFR03M + 400 bps ) , 7/6/29 (b) ......................... 248,125 249,113
Delta 2 Lux Sarl , 7 .60% ( SOFR01M + 225 bps ) , 1/15/30 (b) .......................... 500,000 500,939
Gtcr W Merger Sub LLC, Term Loan B, First Lien , 9/20/30 (f) ....................... 200,000 200,750
HUB International Ltd. , 9 .37% ( SOFR03M + 400 bps ) , 11/10/29 (b) .................... 124,063 124,456
IRB Holding Corp., Term Loan B, First Lien , 8 .35% ( SOFR01M + 300 bps ) , 12/15/27 (b) ..... 67,927 67,975
Oculus Acquisition Corp., Initial Term Loan, First Lien , 8 .93% ( SOFR03M + 350 bps ) ,
11/8/27 (b) ........................................................ 122,155 122,291
OEG Borrower LLC, Initial Term Loans, First Lien , 10 .38% ( SOFR03M + 500 bps ) , 6/18/29 (b) 495,000 495,000
Whatabrands LLC, Initial Term B Loans, First Lien , 8 .35% ( SOFR01M + 300 bps ) , 8/3/28 (b) . 15,008 15,014
1,775,538
Health Care (0.3%):
Bausch + Lomb Corp., Initial Term Loans, First Lien , 8 .61% ( SOFR01M + 325 bps ) , 5/10/27 (b) 492,500 486,038
R1 RCM, Inc. , 8 .47% , 6/21/29 ............................................. 250,000 249,765
735,803
Industrials (0.1%):
Janus International Group LLC, Amendment No. 6 Refinancing Term Loan, First Lien , 8 .66%
( SOFR03M + 325 bps ) , 8/3/30 (b) ......................................... 50,000 50,047
MKS Instruments, Inc., Term Loan B, First Lien , 7 .84% ( SOFR01M + 250 bps ) , 8/17/29 (b) ... 250,000 250,313
300,360
Information Technology (0.1%):
Open Text Corp. , 8 .10% ( SOFR01M + 275 bps ) , 1/31/30 (b) .......................... 341,762 342,319
UKG, Inc., Incremental Term Loans, First Lien , 8 .66% ( SOFR03M + 325 bps ) , 5/3/26 (b) ..... 43,772 43,843
386,162
Materials (0.1%):
The Chemours Co. , 8 .85% ( SOFR01M + 350 bps ) , 8/18/28 (b) ........................ 208,197 207,572
Total Senior Secured Loans (Cost $4,462,115) 4,521,342
Corporate Bonds (19.5%)
Communication Services (1.0%):
AT&T, Inc. , 4 .50% , 5/15/35 , Callable 11/15/34 @ 100 ............................ 250,000 237,129
Cable One, Inc. , 4 .00% , 11/15/30 , Callable 11/15/25 @ 102 (a) (g) .................... 100,000 81,103
Charter Communications Operating LLC/Charter Communications Operating Capital
5 .38% , 4/1/38 , Callable 10/1/37 @ 100 ................................... 250,000 226,041
4 .80% , 3/1/50 , Callable 9/1/49 @ 100 .................................... 94,000 73,163
DISH Network Corp. , 11 .75% , 11/15/27 , Callable 5/15/25 @ 105.88 (a) ................ 307,000 320,252
Gray Television, Inc. , 4 .75% , 10/15/30 , Callable 10/15/25 @ 102.38 (a) ................ 250,000 189,380
Nexstar Media, Inc. , 4 .75% , 11/1/28 , Callable 1/16/24 @ 102.38 (a) ................... 75,000 69,118
Paramount Global , 4 .20% , 5/19/32 , Callable 2/19/32 @ 100 ........................ 183,000 163,626
T-Mobile US, Inc. , 3 .50% , 4/15/31 , Callable 4/15/26 @ 101.75 ...................... 403,000 368,625
Verizon Communications, Inc. , 2 .55% , 3/21/31 , Callable 12/21/30 @ 100 ............... 669,000 576,957
Warnermedia Holdings, Inc.
4 .28% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 500,000 457,433
5 .14% , 3/15/52 , Callable 9/15/51 @ 100 .................................. 91,000 78,300
2,841,127
Consumer Discretionary (1.5%):
Acushnet Co. , 7 .38% , 10/15/28 , Callable 10/15/25 @ 103.69 (a) ...................... 60,000 62,673
Advance Auto Parts, Inc. , 3 .50% , 3/15/32 , Callable 12/15/31 @ 100 ................... 514,000 424,959
AutoNation, Inc. , 3 .85% , 3/1/32 , Callable 12/1/31 @ 100 .......................... 166,000 147,795
Caesars Entertainment, Inc. , 7 .00% , 2/15/30 , Callable 2/15/26 @ 103.5 (a) .............. 246,000 252,909
Carnival Corp. , 10 .50% , 6/1/30 , Callable 6/1/25 @ 105.25 (a) ....................... 115,000 125,749
Daimler Truck Finance North America LLC , 5 .50% , 9/20/33 (a) ...................... 208,000 212,149
ERAC USA Finance LLC , 4 .90% , 5/1/33 , Callable 2/1/33 @ 100 (a) ................... 192,000 191,809
General Motors Financial Co., Inc. , 5 .70% ( H15T5Y + 500 bps ) , Callable 9/30/30 @ 100 (b) (h) 120,000 110,895

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Genuine Parts Co. , 6 .88% , 11/1/33 , Callable 8/1/33 @ 100 ......................... $ 101,000 $ 112,189
Group 1 Automotive, Inc. , 4 .00% , 8/15/28 , Callable 2/5/24 @ 102 (a) .................. 100,000 92,766
Kohl's Corp. , 4 .63% , 5/1/31 , Callable 2/1/31 @ 100 .............................. 200,000 158,011
LKQ Corp. , 6 .25% , 6/15/33 , Callable 3/15/33 @ 100 ............................. 140,000 146,304
NCL Corp. Ltd. , 8 .13% , 1/15/29 , Callable 1/15/26 @ 104.06 (a) ...................... 178,000 186,900
PetSmart, Inc./PetSmart Finance Corp. , 4 .75% , 2/15/28 , Callable 2/15/24 @ 102.38 (a) ..... 60,000 56,415
PulteGroup, Inc. , 6 .00% , 2/15/35 (g) .......................................... 125,000 131,466
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 200,000 165,841
Royal Caribbean Cruises Ltd. , 11 .63% , 8/15/27 , Callable 8/15/24 @ 105.81 (a) ........... 27,000 29,472
Sotheby's , 7 .38% , 10/15/27 , Callable 1/16/24 @ 101.84 (a) ......................... 67,000 64,569
Tapestry, Inc.
3 .05% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 511,000 414,285
7 .85% , 11/27/33 , Callable 8/27/33 @ 100 .................................. 605,000 646,026
Tractor Supply Co. , 1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ......................... 174,000 142,698
3,875,880
Consumer Staples (1.2%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 125,000 101,582
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 1,111,000 714,927
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6 .50% , 2/15/28 , Callable 2/15/25 @ 103.25 (a) .............................. 152,000 154,392
4 .88% , 2/15/30 , Callable 2/15/25 @ 103.66 (a) .............................. 100,000 95,786
Dollar General Corp.
5 .00% , 11/1/32 , Callable 8/1/32 @ 100 (g) ................................. 142,000 141,737
5 .45% , 7/5/33 , Callable 4/5/33 @ 100 (g) .................................. 353,000 359,932
Dollar Tree, Inc. , 2 .65% , 12/1/31 , Callable 9/1/31 @ 100 ........................... 500,000 424,614
General Mills, Inc. , 2 .25% , 10/14/31 , Callable 7/14/31 @ 100 ....................... 250,000 210,289
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL , 6 .75% , 3/15/34 , Callable
12/15/33 @ 100 (a) .................................................. 122,000 128,359
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. , 6 .50% , 12/1/52 , Callable
6/1/52 @ 100 ...................................................... 105,000 105,171
Kellanova , 5 .25% , 3/1/33 , Callable 12/1/32 @ 100 ............................... 196,000 200,590
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 128,000 123,723
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 100,000 85,015
The J.M. Smucker Co. , 6 .50% , 11/15/53 , Callable 5/15/53 @ 100 .................... 207,000 239,098
Walgreens Boots Alliance, Inc. , 4 .10% , 4/15/50 , Callable 10/15/49 @ 100 .............. 92,000 66,783
3,151,998
Energy (0.6%):
Magellan Midstream Partners LP , 5 .15% , 10/15/43 , Callable 4/15/43 @ 100 ............. 195,000 182,648
Plains All American Pipeline LP/PAA Finance Corp. , 3 .80% , 9/15/30 , Callable 6/15/30 @ 100 250,000 230,274
Venture Global Calcasieu Pass LLC , 3 .88% , 11/1/33 , Callable 5/1/33 @ 100 (a) ........... 21,000 17,818
Venture Global LNG, Inc. , 9 .88% , 2/1/32 , Callable 2/1/27 @ 104.94 (a) ................ 211,000 219,729
Viper Energy, Inc.
5 .38% , 11/1/27 , Callable 1/22/24 @ 101.79 (a) .............................. 500,000 492,891
7 .38% , 11/1/31 , Callable 11/1/26 @ 103.69 (a) .............................. 296,000 308,056
1,451,416
Financials (8.5%):
Aon Corp./Aon Global Holdings PLC , 5 .35% , 2/28/33 , Callable 11/28/32 @ 100 ......... 212,000 217,786
Aretec Group, Inc. , 10 .00% , 8/15/30 , Callable 10/15/26 @ 105 (a) .................... 150,000 159,414
Bank of America Corp. , 2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (b) .... 750,000 595,075
Blackstone Holdings Finance Co. LLC , 6 .20% , 4/22/33 , Callable 1/22/33 @ 100 (a) ....... 25,000 26,676
Blackstone Private Credit Fund
2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ................................. 250,000 226,530
3 .25% , 3/15/27 , Callable 2/15/27 @ 100 .................................. 750,000 687,430
Blue Owl Credit Income Corp.
5 .50% , 3/21/25 .................................................... 500,000 492,731
4 .70% , 2/8/27 , Callable 1/8/27 @ 100 .................................... 375,000 354,650
7 .75% , 9/16/27 , Callable 8/16/27 @ 100 .................................. 152,000 157,051
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 (a) ................... 584,000 480,502
Brookfield Capital Finance LLC , 6 .09% , 6/14/33 , Callable 3/14/33 @ 100 .............. 204,000 212,920
Brown & Brown, Inc. , 4 .20% , 3/17/32 , Callable 12/17/31 @ 100 ..................... 29,000 26,544

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Citizens Bank NA
4 .12% ( SOFR + 140 bps ) , 5/23/25 , Callable 5/23/24 @ 100 (b) .................... $ 287,000 $ 279,763
6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (b) .................. 250,000 244,065
Citizens Financial Group, Inc. , 2 .64% , 9/30/32 , Callable 7/2/32 @ 100 ................. 500,000 385,820
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 250,000 212,463
Farm Credit Bank of Texas , 5 .70% ( H15T5Y + 542 bps ) , Callable 9/15/25 @ 100 (a) (b) (h) .... 296,000 281,200
Fidelity National Information Services, Inc. , 5 .10% , 7/15/32 , Callable 4/15/32 @ 100 ...... 380,000 388,700
Fifth Third Bancorp
4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (b) (h) ...................... 412,000 382,877
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (b) .................... 337,000 313,354
Global Atlantic Fin Co.
3 .13% , 6/15/31 , Callable 3/15/31 @ 100 (a) ................................ 250,000 204,902
7 .95% , 6/15/33 , Callable 3/15/33 @ 100 (a) ................................ 274,000 303,945
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 500,000 427,445
4 .15% , 8/15/49 , Callable 2/15/49 @ 100 .................................. 474,000 375,737
GTCR W-2 Merger Sub LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (a) ............ 425,000 450,901
HUB International Ltd. , 7 .25% , 6/15/30 , Callable 6/15/26 @ 103.63 (a) ................ 31,000 32,728
Huntington Bancshares, Inc. , 2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (b) . 500,000 378,048
JPMorgan Chase & Co.
2 .96% ( TSFR3M + 252 bps ) , 5/13/31 , Callable 5/13/30 @ 100 (b) .................. 98,000 86,204
5 .72% ( SOFR + 258 bps ) , 9/14/33 , Callable 9/14/32 @ 100 (b) .................... 140,000 144,784
KeyBank NA , 4 .90% , 8/8/32 ............................................... 347,000 305,806
KeyCorp. , 4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (b) ........ 367,000 337,314
M&T Bank Corp. , 5 .75% , 10/1/24 ........................................... 300,000 293,083
MetLife, Inc. , 9 .25% , 4/8/38 , Callable 4/8/33 @ 100 (a) ............................ 470,000 531,407
Metropolitan Life Global Funding I , 2 .40% , 1/11/32 (a) ............................ 500,000 414,780
Morgan Stanley
1 .93% ( SOFR + 102 bps ) , 4/28/32 , Callable 4/28/31 @ 100 , MTN (b) ............... 53,000 42,585
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (b) .................... 925,000 734,238
New York Life Global Funding , 1 .85% , 8/1/31 (a) ................................ 1,600,000 1,289,740
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 250,000 268,458
Penske Truck Leasing Co. LP/PTL Finance Corp. , 6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) 189,000 198,271
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (b) (h) ........ 149,000 144,865
State Street Corp. , 4 .16% ( SOFR + 173 bps ) , 8/4/33 , Callable 8/4/32 @ 100 (b) ............ 750,000 705,974
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (b) . 500,000 433,978
The Bank of New York Mellon Corp. , 4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @
100 (b) (h) ......................................................... 437,000 426,794
The Charles Schwab Corp.
5 .37% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (b) (h) ....................... 1,389,000 1,370,526
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (b) .................... 315,000 324,712
The Huntington National Bank , 5 .50% ( TSFR3M + 535 bps ) , 5/6/30 , Callable 5/6/25 @ 100 (b) 750,000 708,465
The PNC Financial Services Group, Inc. , 4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable
6/6/32 @ 100 (b) .................................................... 536,000 503,505
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (b) (h) ...................... 331,000 302,097
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (b) (h) ....................... 781,150 747,537
7 .16% ( SOFR + 245 bps ) , 10/30/29 , Callable 10/30/28 @ 100 , MTN (b) ............. 301,000 324,809
U.S. Bancorp , 4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (b) ............. 891,000 845,594
Wells Fargo & Co. , 5 .90% , Callable 6/15/24 @ 100 (g) (h) .......................... 1,509,000 1,498,271
Willis North America, Inc. , 5 .35% , 5/15/33 , Callable 2/15/33 @ 100 .................. 239,000 241,576
21,524,630
Health Care (0.6%):
Alcon Finance Corp. , 5 .75% , 12/6/52 , Callable 6/6/52 @ 100 (a) ..................... 250,000 268,384
Amgen, Inc. , 3 .00% , 1/15/52 , Callable 7/15/51 @ 100 ............................. 350,000 245,111
Bio-Rad Laboratories, Inc. , 3 .70% , 3/15/32 , Callable 12/15/31 @ 100 ................. 125,000 112,501
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 71,000 59,159
CVS Health Corp. , 5 .63% , 2/21/53 , Callable 8/21/52 @ 100 ........................ 250,000 253,735
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 55,000 48,612
GE HealthCare Technologies, Inc. , 5 .91% , 11/22/32 , Callable 8/22/32 @ 100 ............ 250,000 266,613
HCA, Inc.
3 .50% , 9/1/30 , Callable 3/1/30 @ 100 .................................... 23,000 20,862
5 .90% , 6/1/53 , Callable 12/1/52 @ 100 ................................... 24,000 24,644

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Prestige Brands, Inc. , 3 .75% , 4/1/31 , Callable 4/1/26 @ 101.88 (a) .................... $ 209,000 $ 183,466
Tenet Healthcare Corp. , 4 .38% , 1/15/30 , Callable 12/1/24 @ 102.19 ................... 50,000 46,414
1,529,501
Industrials (2.4%):
American Airlines Pass Through Trust
4 .95% , 2/15/25 .................................................... 76,500 73,948
3 .70% , 10/15/25 .................................................... 268,125 248,723
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (a) ................ 828,539 808,173
Ashtead Capital, Inc. , 2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) .................... 250,000 203,494
Delta Air Lines Pass Through Trust , 2 .50% , 6/10/28 .............................. 109,399 96,279
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 437,127 429,749
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 2,000 1,643
HEICO Corp. , 5 .35% , 8/1/33 , Callable 5/1/33 @ 100 ............................. 97,000 99,308
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 125,000 121,953
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. , 6 .50% , 6/20/27 ,
Callable 2/5/24 @ 103.25 (a) ........................................... 1,419,151 1,423,206
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 (a) .................... 244,000 254,811
RXO, Inc. , 7 .50% , 11/15/27 , Callable 11/15/24 @ 103.75 (a) ........................ 250,000 258,621
Southwest Airlines Co. , 2 .63% , 2/10/30 , Callable 11/10/29 @ 100 .................... 347,000 303,339
Spirit AeroSystems, Inc. , 9 .38% , 11/30/29 , Callable 11/30/25 @ 104.69 (a) .............. 60,000 65,695
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. , 8 .00% , 9/20/25 , Callable 1/16/24 @ 104 (a) 78,314 56,878
The Boeing Co. , 5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ........................... 924,000 958,348
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 444,000 409,029
XPO, Inc. , 6 .25% , 6/1/28 , Callable 6/1/25 @ 103.13 (a) ............................ 610,000 620,255
6,433,452
Information Technology (1.1%):
Autodesk, Inc. , 2 .40% , 12/15/31 , Callable 9/15/31 @ 100 .......................... 350,000 299,605
Booz Allen Hamilton, Inc. , 5 .95% , 8/4/33 , Callable 5/4/33 @ 100 .................... 119,000 125,696
Broadcom, Inc.
2 .60% , 2/15/33 , Callable 11/15/32 @ 100 (a) ................................ 67,000 55,161
3 .42% , 4/15/33 , Callable 1/15/33 @ 100 (a) ................................ 125,000 109,808
Neptune Bidco U.S., Inc. , 9 .29% , 4/15/29 , Callable 10/15/25 @ 104.65 (a) .............. 65,000 60,754
Open Text Holdings, Inc. , 4 .13% , 12/1/31 , Callable 12/1/26 @ 102.06 (a) ............... 153,000 135,112
Oracle Corp.
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 387,000 337,381
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 129,000 95,540
Trimble, Inc. , 6 .10% , 3/15/33 , Callable 12/15/32 @ 100 ........................... 196,000 210,278
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 500,000 428,232
VMware LLC , 2 .20% , 8/15/31 , Callable 5/15/31 @ 100 ........................... 500,000 413,805
Western Digital Corp. , 3 .10% , 2/1/32 , Callable 11/1/31 @ 100 ....................... 271,000 215,816
Workday, Inc. , 3 .80% , 4/1/32 , Callable 1/1/32 @ 100 ............................. 125,000 116,479
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. , 3 .88% , 2/1/29 , Callable 2/1/24 @
101.94 (a) ......................................................... 250,000 226,576
2,830,243
Materials (0.9%):
Amcor Finance USA, Inc. , 5 .63% , 5/26/33 , Callable 2/26/33 @ 100 ................... 141,000 146,658
Amcor Flexibles North America, Inc. , 2 .69% , 5/25/31 , Callable 2/25/31 @ 100 (g) ......... 615,000 531,614
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 150,000 135,385
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 41,000 33,913
Eagle Materials, Inc. , 2 .50% , 7/1/31 , Callable 4/1/31 @ 100 ........................ 376,000 319,048
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 98,000 75,306
Reliance Steel & Aluminum Co. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 .............. 355,000 301,229
The Dow Chemical Co. , 6 .90% , 5/15/53 , Callable 11/15/52 @ 100 .................... 106,000 128,018
Vulcan Materials Co.
3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 610,000 567,503
4 .50% , 6/15/47 , Callable 12/15/46 @ 100 ................................. 267,000 241,437
2,480,111
Real Estate (1.6%):
Alexandria Real Estate Equities, Inc. , 1 .88% , 2/1/33 , Callable 11/1/32 @ 100 ............ 750,000 584,482
American Tower Trust #1 , 5 .49% , 3/15/28 , Callable 3/15/27 @ 100 (a) ................. 260,000 263,717

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Boston Properties LP , 2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ....................... $ 487,000 $ 370,917
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 292,000 246,751
5 .95% , 8/15/34 , Callable 5/15/34 @ 100 .................................. 308,000 324,109
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 228,000 195,100
Crown Castle, Inc. , 2 .90% , 4/1/41 , Callable 10/1/40 @ 100 ......................... 264,000 188,768
EPR Properties , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 .......................... 222,000 184,234
GLP Capital LP/GLP Financing II, Inc. , 3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ........ 233,000 197,315
Jones Lang LaSalle, Inc. , 6 .88% , 12/1/28 , Callable 11/1/28 @ 100 .................... 91,000 96,290
RHP Hotel Properties LP/RHP Finance Corp. , 7 .25% , 7/15/28 , Callable 7/15/25 @ 103.63 (a) 31,000 32,260
SBA Tower Trust
2 .84% , 1/15/25 , Callable 2/5/24 @ 100 (a) ................................. 163,000 157,404
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 211,000 216,860
2 .59% , 10/15/31 (a) .................................................. 500,000 402,140
The NHP Foundation , 6 .00% , 12/1/33 , Callable 6/1/33 @ 100 ....................... 179,000 196,886
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 2/15/25 @ 102.06 (a) .... 724,000 663,326
4,320,559
Utilities (0.1%):
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 100,000 79,834
Entergy Corp. , 2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ............................ 125,000 104,608
184,442
Total Corporate Bonds (Cost $51,801,344) 50,623,359
Yankee Dollars (4.5%)
Communication Services (0.1%):
Rogers Communications, Inc.
3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 50,000 46,052
4 .55% , 3/15/52 , Callable 9/15/51 @ 100 .................................. 250,000 218,462
264,514
Consumer Discretionary (0.0%):(e)
NCL Corp. Ltd. , 7 .75% , 2/15/29 , Callable 11/15/28 @ 100 (a) ....................... 82,000 82,311
Nissan Motor Co. Ltd. , 4 .81% , 9/17/30 , Callable 6/17/30 @ 100 (a) ................... 97,000 90,762
173,073
Consumer Staples (0.2%):
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 188,000 189,421
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 500,000 400,663
590,084
Financials (2.7%):
1375209 BC Ltd. , 9 .00% , 1/30/28 , Callable 1/16/24 @ 101 (a) (g) ..................... 954,000 928,358
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (b) ............. 200,000 206,873
Avolon Holdings Funding Ltd. , 2 .75% , 2/21/28 , Callable 12/21/27 @ 100 (a) ............ 190,000 168,781
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 200,000 213,350
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (b) ........ 500,000 406,075
Barclays PLC , 3 .56% ( H15T5Y + 290 bps ) , 9/23/35 , Callable 9/23/30 @ 100 (b) ........... 750,000 643,790
BBVA Bancomer SA , 8 .45% , 6/29/38 , Callable 6/29/33 @ 100 (a) .................... 116,000 123,021
BP Capital Markets PLC , 4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (b) (h) ........ 250,000 246,816
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 600,000 509,151
Deutsche Bank AG , 3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (b) .......... 750,000 615,668
HSBC Holdings PLC , 8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (b) ........ 50,000 57,604
ING Groep NV , 6 .11% ( SOFR + 209 bps ) , 9/11/34 , Callable 9/11/33 @ 100 (b) ............ 182,000 191,395
Lloyds Banking Group PLC
3 .75% ( H15T1Y + 180 bps ) , 3/18/28 , Callable 3/18/27 @ 100 (b) .................. 250,000 239,367
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (b) ................. 152,000 174,368
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (a) (b) ...... 250,000 202,416
Mizuho Financial Group, Inc. , 2 .56% , 9/13/31 .................................. 500,000 407,169
Societe Generale SA
3 .34% ( H15T1Y + 160 bps ) , 1/21/33 , Callable 1/21/32 @ 100 (a) (b) ................ 500,000 419,729
4 .03% ( H15T1Y + 190 bps ) , 1/21/43 , Callable 1/21/42 @ 100 (a) (b) ................ 250,000 179,031

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
UBS Group AG , 3 .09% ( SOFR + 173 bps ) , 5/14/32 , Callable 5/14/31 @ 100 (a) (b) .......... $ 500,000 $ 426,193
Westpac Banking Corp. , 3 .02% ( H15T5Y + 153 bps ) , 11/18/36 , Callable 11/18/31 @ 100 (b) .. 500,000 405,933
6,765,088
Health Care (0.1%):
STERIS Irish FinCo Unlimited Co. , 2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ........... 400,000 343,941
Industrials (0.3%):
Aircastle Ltd. , 6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) .......................... 182,000 185,704
nVent Finance Sarl , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ........................ 320,000 324,197
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 9 .50% , 6/1/28 , Callable 6/1/25
@ 104.75 (a) (g) .................................................... 160,000 135,363
645,264
Information Technology (0.3%):
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 .... 250,000 210,726
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 144,000 149,916
Seagate HDD Cayman , 8 .50% , 7/15/31 , Callable 7/15/26 @ 104.25 (a) ................. 40,000 43,484
SK Hynix, Inc. , 6 .50% , 1/17/33 (a) ........................................... 322,000 339,844
743,970
Materials (0.1%):
ArcelorMittal SA , 6 .80% , 11/29/32 , Callable 8/29/32 @ 100 ........................ 125,000 135,223
Yara International ASA , 7 .38% , 11/14/32 , Callable 8/14/32 @ 100 (a) .................. 50,000 55,814
191,037
Real Estate (0.6%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 2,142,000 1,730,487
Utilities (0.1%):
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 200,000 170,905
Total Yankee Dollars (Cost $12,524,146) 11,618,363
Municipal Bonds (0.3%)
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , Series A , 4 .48% , 8/1/39 ....................................... 145,000 140,454
Montana (0.1%):
Montana Facility Finance Authority Revenue , 2 .44% , 8/15/31 ....................... 250,000 210,246
New York (0.1%):
New York City Housing Development Corp. Revenue , 3 .76% , 1/1/29 .................. 250,000 236,576
South Carolina (0.0%):(e)
County of Charleston SC Revenue , 1 .92% , 12/1/29 ............................... 250,000 214,503
Tennessee (0.0%):(e)
Metropolitan Government Nashville & Davidson County Sports Authority Revenue , Series D ,
5 .27% , 7/1/35 ..................................................... 75,000 78,015
Total Municipal Bonds (Cost $970,000) 879,794

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
U.S. Government Agency Mortgages (11.3%)
Federal Home Loan Mortgage Corporation
3 .00% , 1/1/52 - 5/1/52 ............................................... $ 447,073 $ 396,126
3 .50% , 7/1/52 ..................................................... 322,057 295,492
4 .00% , 1/1/43 ..................................................... 243,967 235,151
4 .50% , 11/1/42 - 10/1/52 .............................................. 930,077 905,190
5 .00% , 12/1/42 - 6/1/53 .............................................. 2,493,507 2,473,116
5 .50% , 8/1/38 - 6/1/53 ............................................... 1,014,533 1,022,984
6 .00% , 8/1/53 ..................................................... 450,804 457,760
5,785,819
Federal National Mortgage Association
2 .50% , 10/1/50 - 7/1/52 .............................................. 973,185 827,595
3 .00% , 12/1/51 .................................................... 256,214 226,345
3 .50% , 12/1/42 - 8/1/52 .............................................. 1,198,060 1,104,859
4 .00% , 4/1/38 - 9/1/52 ............................................... 2,687,875 2,559,574
4 .50% , 6/1/52 - 9/1/52 ............................................... 1,804,892 1,749,994
5 .00% , 12/1/37 - 4/1/53 .............................................. 803,001 803,338
5 .50% , 6/1/52 - 10/1/52 .............................................. 1,296,901 1,304,660
6 .00% , 7/1/52 - 10/1/53 .............................................. 982,125 998,103
9,574,468
Government National Mortgage Association
2 .50% , 6/20/53 - 9/20/53 ............................................. 954,275 836,045
3 .00% , 9/20/52 - 11/20/52 ............................................. 2,016,035 1,822,739
3 .50% , 2/20/52 - 8/20/52 ............................................. 1,132,916 1,052,858
4 .00% , 11/20/52 - 5/20/53 ............................................. 1,125,020 1,072,841
4 .50% , 9/20/52 - 9/20/53 ............................................. 1,074,355 1,047,823
5 .00% , 8/20/38 - 9/20/53 ............................................. 1,831,677 1,823,045
5 .50% , 4/20/53 - 11/20/53 ............................................. 2,519,167 2,538,091
5 .50% , 1/20/54 .................................................... 300,000 301,963
6 .00% , 7/20/53 - 10/20/53 ............................................. 2,210,759 2,247,251
6 .50% , 1/20/54 .................................................... 1,250,000 1,281,165
14,023,821
Total U.S. Government Agency Mortgages (Cost $29,246,650) 29,384,108
U.S. Treasury Obligations (21.8%)
U.S. Treasury Bonds
1 .38% , 11/15/40 .................................................... 2,500,000 1,661,328
1 .75% , 8/15/41 .................................................... 14,650,000 10,204,640
3 .38% , 8/15/42 .................................................... 2,275,000 2,032,215
3 .88% , 5/15/43 .................................................... 796,000 760,429
4 .38% , 8/15/43 .................................................... 1,500,000 1,533,984
4 .75% , 11/15/43 .................................................... 304,000 326,658
1 .25% , 5/15/50 .................................................... 1,000,000 540,469
2 .00% , 8/15/51 .................................................... 4,250,000 2,783,086
3 .63% , 2/15/53 .................................................... 763,000 706,371
3 .63% , 5/15/53 .................................................... 921,000 853,796
4 .13% , 8/15/53 .................................................... 6,583,000 6,672,488
4 .75% , 11/15/53 .................................................... 1,743,000 1,960,330
U.S. Treasury Notes
1 .88% , 2/15/32 .................................................... 6,150,000 5,289,961
2 .75% , 8/15/32 .................................................... 5,020,000 4,600,359
3 .50% , 2/15/33 .................................................... 5,543,000 5,377,576
3 .38% , 5/15/33 .................................................... 5,269,000 5,059,887
3 .88% , 8/15/33 .................................................... 5,250,000 5,246,719
4 .50% , 11/15/33 .................................................... 911,000 957,119
Total U.S. Treasury Obligations (Cost $58,032,452) 56,567,415
Commercial Paper (4.6%)
Consumer Discretionary (0.9%):
AutoNation, Inc. , 5 .91% , 1/3/24 (a) (i) ......................................... 2,300,000 2,298,169

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Energy (0.9%):
Marathon Oil Corp. , 6 .05% , 1/2/24 (a) (i) ....................................... $ 2,500,000 $ 2,498,492
Industrials (0.6%):
Aviation Capital Group LLC , 5 .88% , 1/3/24 (a) (i) ................................ 600,000 599,541
Global Payments, Inc. , 5 .99% , 1/10/24 (a) (i) .................................... 1,000,000 997,968
1,597,509
Information Technology (0.8%):
Arrow Electronics, Inc. , 5 .76% , 1/9/24 (a) (i) .................................... 1,300,000 1,297,698
Jabil, Inc. , 6 .11% , 1/3/24 (a) (i) .............................................. 700,000 699,409
1,997,107
Materials (0.9%):
FMC Corp. , 6 .01% , 1/2/24 (a) (i) ............................................ 2,400,000 2,398,386
Utilities (0.5%):
Arizona Public Service , 5 .40% , 1/3/24 (a) (i) .................................... 1,200,000 1,199,096
Total Commercial Paper (Cost $11,994,573) 11,988,759
Shares
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (j) ........ 391,437 391,437
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (j) ............ 391,437 391,437
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (j) ................ 391,437 391,437
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (j) . 391,437 391,437
Total Collateral for Securities Loaned (Cost $1,565,748) 1,565,748
Total Investments (Cost $267,692,736) — 99.9% 259,894,765
Other assets in excess of liabilities — 0.1% 155,740
NET ASSETS - 100.00% $ 260,050,505
At December 31, 2023, the Fund's investments in foreign securities were 11.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$119,667,304 and amounted to 46.0% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2023.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2023.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) All or a portion of this security is on loan.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) Rate represents the effective yield at December 31, 2023.
(j) Rate disclosed is the daily yield on December 31, 2023.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2023.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2023.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2023.
LIBOR
—
London Interbank Offered Rate
LIBOR01M
—
1 Month US Dollar LIBOR, rate disclosed as of December 31, 2023, based on the last reset date of the security.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of  December 31, 2023.
SOFR01M
—
1 Month SOFR, rate disclosed as of December 31, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of December 31, 2023.
TSFR1M
—
1 month Term SOFR, rate disclosed as of December 31, 2023.
TSFR3M
—
3 month Term SOFR, rate disclosed as of December 31, 2023.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 59 3/19/24 $ 6,445,067 $ 6,660,547 $ 215,480
30-Year U.S. Treasury Note Futures ...... 50 3/19/24 5,793,488 6,246,875 453,387
5-Year U.S. Treasury Note Futures ....... 12 3/28/24 1,276,341 1,305,281 28,940
$ 697,807
Total unrealized appreciation
$ 697,807
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 697,807

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares Corporate Bond ETF
130
(Unaudited)
See notes to financial statements.
Security Description Principal Amount Value
Corporate Bonds (70.4%)
Communication Services (6.2%):
AT&T, Inc. , 3 .10% , 2/1/43 , Callable 8/1/42 @ 100 (a) ............................. $ 2,000,000 $ 1,507,393
Charter Communications Operating LLC/Charter Communications Operating Capital , 5 .38% ,
4/1/38 , Callable 10/1/37 @ 100 ......................................... 750,000 678,124
Comcast Corp. , 2 .89% , 11/1/51 , Callable 5/1/51 @ 100 (b) .......................... 1,000,000 677,209
Discovery Communications LLC , 3 .95% , 3/20/28 , Callable 12/20/27 @ 100 ............. 500,000 476,260
Paramount Global
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 445,000 406,722
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 750,000 701,686
T-Mobile US, Inc.
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 1,500,000 1,291,277
2 .25% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 500,000 416,047
Verizon Communications, Inc.
1 .75% , 1/20/31 , Callable 10/20/30 @ 100 ................................. 1,000,000 823,003
2 .88% , 11/20/50 , Callable 5/20/50 @ 100 .................................. 1,000,000 681,336
Warnermedia Holdings, Inc. , 5 .05% , 3/15/42 , Callable 9/15/41 @ 100 (b) ............... 389,000 342,973
8,002,030
Consumer Discretionary (4.4%):
Advance Auto Parts, Inc. , 3 .50% , 3/15/32 , Callable 12/15/31 @ 100 ................... 250,000 206,692
AutoNation, Inc. , 3 .85% , 3/1/32 , Callable 12/1/31 @ 100 .......................... 500,000 445,165
Brunswick Corp. , 4 .40% , 9/15/32 , Callable 6/15/32 @ 100 ......................... 250,000 227,765
Daimler Truck Finance North America LLC , 2 .38% , 12/14/28 (b) ..................... 350,000 311,246
Genuine Parts Co.
6 .50% , 11/1/28 , Callable 10/1/28 @ 100 .................................. 175,000 185,927
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 167,000 139,721
Hasbro, Inc. , 3 .55% , 11/19/26 , Callable 9/19/26 @ 100 ............................ 250,000 237,081
Kohl's Corp. , 4 .63% , 5/1/31 , Callable 2/1/31 @ 100 .............................. 250,000 197,514
Lithia Motors, Inc. , 3 .88% , 6/1/29 , Callable 6/1/24 @ 101.94 (b) ..................... 250,000 226,680
Lowe's Cos., Inc. , 2 .80% , 9/15/41 , Callable 3/15/41 @ 100 ......................... 1,000,000 729,851
Marriott International, Inc. , 3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................. 250,000 222,914
Mattel, Inc. , 3 .75% , 4/1/29 , Callable 4/1/24 @ 101.88 (b) ........................... 250,000 228,545
Nissan Motor Acceptance Co. LLC , 6 .95% , 9/15/26 (b) ............................ 250,000 258,450
Tapestry, Inc.
7 .35% , 11/27/28 , Callable 10/27/28 @ 100 ................................. 125,000 131,189
7 .85% , 11/27/33 , Callable 8/27/33 @ 100 .................................. 125,000 133,476
The Home Depot, Inc. , 2 .38% , 3/15/51 , Callable 9/15/50 @ 100 ..................... 600,000 381,066
Tractor Supply Co.
1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ................................... 500,000 410,051
5 .25% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 250,000 256,545
Volkswagen Group of America Finance LLC , 4 .60% , 6/8/29 , Callable 4/8/29 @ 100 (b) ..... 500,000 489,237
5,419,115
Consumer Staples (4.3%):
Anheuser-Busch InBev Worldwide, Inc. , 3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .......... 500,000 476,553
BAT Capital Corp. , 6 .42% , 8/2/33 , Callable 5/2/33 @ 100 .......................... 200,000 209,421
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 500,000 435,112
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 ................. 250,000 212,281
Dollar General Corp. , 5 .20% , 7/5/28 , Callable 6/5/28 @ 100 ........................ 250,000 253,514
General Mills, Inc. , 2 .25% , 10/14/31 , Callable 7/14/31 @ 100 ....................... 450,000 378,520
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. , 5 .75% , 4/1/33 , Callable 1/1/33
@ 100 (b) ......................................................... 250,000 246,961
Keurig Dr Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 250,000 243,638
4 .50% , 4/15/52 , Callable 10/15/51 @ 100 ................................. 325,000 297,328
McCormick & Co., Inc. , 1 .85% , 2/15/31 , Callable 11/15/30 @ 100 ................... 500,000 411,399
Philip Morris International, Inc. , 5 .63% , 9/7/33 , Callable 6/7/33 @ 100 ................ 500,000 523,052
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (b) .......................... 750,000 637,614
Sysco Corp. , 2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ............................ 500,000 423,169
The J.M. Smucker Co.
6 .50% , 11/15/43 , Callable 5/15/43 @ 100 .................................. 225,000 250,961
6 .50% , 11/15/53 , Callable 5/15/53 @ 100 .................................. 225,000 259,889

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Walgreens Boots Alliance, Inc. , 4 .10% , 4/15/50 , Callable 10/15/49 @ 100 .............. $ 250,000 $ 181,475
5,440,887
Energy (2.6%):
Apache Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 ............................ 250,000 174,101
Columbia Pipelines Operating Co. LLC , 6 .54% , 11/15/53 , Callable 5/15/53 @ 100 (b) ...... 200,000 219,809
ConocoPhillips Co. , 5 .55% , 3/15/54 , Callable 9/15/53 @ 100 ....................... 250,000 266,109
DCP Midstream Operating LP , 5 .60% , 4/1/44 , Callable 10/1/43 @ 100 ................. 250,000 244,178
Energy Transfer LP , 6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (c) (d) ........... 250,000 237,650
MPLX LP , 4 .70% , 4/15/48 , Callable 10/15/47 @ 100 ............................. 500,000 431,969
Occidental Petroleum Corp. , 4 .40% , 8/15/49 , Callable 2/15/49 @ 100 ................. 400,000 299,436
Patterson-UTI Energy, Inc. , 7 .15% , 10/1/33 , Callable 7/1/33 @ 100 ................... 250,000 265,036
Phillips 66 Co. , 4 .90% , 10/1/46 , Callable 4/1/46 @ 100 (b) .......................... 250,000 234,034
Plains All American Pipeline LP/PAA Finance Corp. , 3 .80% , 9/15/30 , Callable 6/15/30 @ 100 500,000 460,548
Targa Resources Partners LP/Targa Resources Partners Finance Corp. , 5 .50% , 3/1/30 , Callable
3/1/25 @ 102.75 ................................................... 250,000 249,743
Western Midstream Operating LP , 5 .25% , 2/1/50 , Callable 8/1/49 @ 100 ............... 350,000 312,624
3,395,237
Financials (21.3%):
Ally Financial, Inc. , 7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ...................... 278,000 289,756
American Express Co. , 4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (c) ....... 500,000 498,738
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (b) .................. 500,000 383,896
Assurant, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ........................... 250,000 202,496
Aviation Capital Group LLC , 6 .75% , 10/25/28 , Callable 9/25/28 @ 100 (b) .............. 250,000 260,480
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (c) (d) ...................... 500,000 447,372
3 .42% ( TSFR3M + 130 bps ) , 12/20/28 , Callable 12/20/27 @ 100 (c) ................ 1,250,000 1,176,828
2 .69% ( SOFR + 132 bps ) , 4/22/32 , Callable 4/22/31 @ 100 (c) .................... 1,750,000 1,477,656
Blue Owl Credit Income Corp. , 4 .70% , 2/8/27 , Callable 1/8/27 @ 100 (b) ............... 375,000 354,650
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 (b) .................. 250,000 205,694
BMW U.S. Capital LLC , 3 .70% , 4/1/32 , Callable 1/1/32 @ 100 (b) .................... 250,000 233,325
Capital One Financial Corp. , 5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ..... 500,000 497,984
Citizens Bank NA
4 .12% ( SOFR + 140 bps ) , 5/23/25 , Callable 5/23/24 @ 100 (c) .................... 227,000 221,276
6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (c) .................. 250,000 244,065
Corebridge Global Funding , 5 .75% , 7/2/26 (b) ................................... 250,000 253,138
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 500,000 477,628
F&G Global Funding , 2 .00% , 9/20/28 (b) ...................................... 250,000 212,463
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (b) ................ 750,000 707,198
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (c) (d) ........... 250,000 232,329
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 750,000 592,715
Fiserv, Inc. , 5 .60% , 3/2/33 , Callable 12/2/32 @ 100 .............................. 250,000 261,381
Ford Motor Credit Co. LLC , 6 .80% , 5/12/28 , Callable 4/12/28 @ 100 ................. 250,000 261,145
Glencore Funding LLC , 1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (b) ................... 300,000 277,857
Global Atlantic Fin Co. , 3 .13% , 6/15/31 , Callable 3/15/31 @ 100 (b) ................... 250,000 204,902
Global Payments, Inc. , 5 .40% , 8/15/32 , Callable 5/15/32 @ 100 ...................... 250,000 252,627
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (c) ...................... 250,000 242,369
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) .................. 500,000 378,048
JPMorgan Chase & Co.
4 .60% ( TSFR3M + 313 bps ) , Callable 2/1/25 @ 100 (c) (d) ....................... 500,000 481,638
2 .95% ( SOFR + 117 bps ) , 2/24/28 , Callable 2/24/27 @ 100 (c) .................... 250,000 235,199
2 .96% ( TSFR3M + 252 bps ) , 5/13/31 , Callable 5/13/30 @ 100 (c) .................. 250,000 219,908
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (c) ...................... 1,250,000 1,017,352
3 .16% ( SOFR + 146 bps ) , 4/22/42 , Callable 4/22/41 @ 100 (c) .................... 500,000 387,981
3 .33% ( SOFR + 158 bps ) , 4/22/52 , Callable 4/22/51 @ 100 (c) .................... 1,000,000 749,871
KeyBank NA , 3 .90% , 4/13/29 .............................................. 500,000 438,245
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (c) .......... 250,000 236,845
MetLife, Inc. , 4 .13% , 8/13/42 .............................................. 500,000 443,899
Morgan Stanley
1 .59% ( SOFR + 88 bps ) , 5/4/27 , Callable 5/4/26 @ 100 (c) ....................... 2,250,000 2,072,576
1 .93% ( SOFR + 102 bps ) , 4/28/32 , Callable 4/28/31 @ 100 , MTN (c) ............... 250,000 200,873
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 250,000 198,443

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
2 .80% ( SOFR + 143 bps ) , 1/25/52 , Callable 1/25/51 @ 100 , MTN (c) ............... $ 1,000,000 $ 667,103
New York Life Global Funding , 1 .85% , 8/1/31 (b) ................................ 500,000 403,044
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 500,000 536,917
Penske Truck Leasing Co. LP/PTL Finance Corp. , 6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (b) 500,000 524,525
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 250,000 211,511
Protective Life Global Funding , 5 .47% , 12/8/28 (b) ............................... 300,000 308,195
Prudential Financial, Inc. , 3 .94% , 12/7/49 , Callable 6/7/49 @ 100 .................... 500,000 412,449
Regions Bank , 6 .45% , 6/26/37 ............................................. 500,000 508,572
Santander Holdings USA, Inc. , 6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) . 250,000 258,026
State Street Corp. , 5 .16% ( SOFR + 189 bps ) , 5/18/34 , Callable 5/18/33 @ 100 (c) .......... 250,000 252,091
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 250,000 194,664
The Allstate Corp. , 8 .58% ( TSFR3M + 320 bps ) , 8/15/53 , Callable 2/5/24 @ 100 (c) ......... 500,000 498,329
The Bank of New York Mellon Corp. , 4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @
100 (c) (d) ......................................................... 250,000 244,161
The Charles Schwab Corp.
5 .37% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (c) (d) ....................... 250,000 246,675
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (c) .................... 150,000 154,625
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 250,000 252,803
The PNC Financial Services Group, Inc. , 2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ....... 1,000,000 875,000
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (c) (d) ...................... 500,000 456,341
1 .89% ( SOFR + 86 bps ) , 6/7/29 , Callable 6/7/28 @ 100 , MTN (c) .................. 1,000,000 864,186
US Bancorp , 5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .............. 250,000 256,780
W.R. Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ....................... 250,000 179,907
Webster Financial Corp. , 4 .10% , 3/25/29 , Callable 12/25/28 @ 100 ................... 500,000 461,631
Wells Fargo & Co.
5 .90% , Callable 6/15/24 @ 100 (d) ....................................... 436,000 432,900
2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (c) ........... 250,000 222,141
26,953,422
Health Care (5.3%):
AbbVie, Inc. , 4 .25% , 11/21/49 , Callable 5/21/49 @ 100 ........................... 500,000 446,241
Amgen, Inc.
1 .65% , 8/15/28 , Callable 6/15/28 @ 100 .................................. 500,000 442,151
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 250,000 211,489
Baxter International, Inc. , 2 .54% , 2/1/32 , Callable 11/1/31 @ 100 (b) .................. 250,000 209,763
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 250,000 237,468
Bristol-Myers Squibb Co.
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 300,000 326,983
2 .55% , 11/13/50 , Callable 5/13/50 @ 100 .................................. 500,000 316,887
CVS Health Corp. , 1 .75% , 8/21/30 , Callable 5/21/30 @ 100 ........................ 1,500,000 1,239,947
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 1,000,000 883,863
Fresenius Medical Care U.S. Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (b) .. 500,000 386,180
HCA, Inc.
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 94,000 79,597
5 .90% , 6/1/53 , Callable 12/1/52 @ 100 ................................... 500,000 513,413
Illumina, Inc. , 2 .55% , 3/23/31 , Callable 12/23/30 @ 100 ........................... 250,000 211,137
Revvity, Inc. , 2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ........................... 500,000 422,786
The Cigna Group , 3 .40% , 3/1/27 , Callable 12/1/26 @ 100 .......................... 500,000 481,908
Universal Health Services, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 (b) ............ 191,000 156,643
6,566,456
Industrials (6.5%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 750,000 622,401
Air Lease Corp. , 2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ......................... 250,000 211,930
Ashtead Capital, Inc. , 5 .50% , 8/11/32 , Callable 5/11/32 @ 100 (b) .................... 500,000 493,930
Burlington Northern Santa Fe LLC , 3 .90% , 8/1/46 , Callable 2/1/46 @ 100 .............. 500,000 424,262
Carlisle Cos., Inc. , 2 .75% , 3/1/30 , Callable 12/1/29 @ 100 ......................... 700,000 621,114
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 400,000 322,221
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (b) ......................... 250,000 245,780
FedEx Corp. , 4 .05% , 2/15/48 , Callable 8/15/47 @ 100 ............................ 250,000 208,398
Fortune Brands Innovations, Inc. , 4 .00% , 3/25/32 , Callable 12/25/31 @ 100 ............. 250,000 233,051
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 750,000 616,025
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 250,000 255,378

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Hubbell, Inc. , 2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ........................... $ 500,000 $ 420,471
Leidos, Inc. , 5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ............................ 250,000 260,206
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 500,000 400,765
Quanta Services, Inc. , 2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ....................... 500,000 440,463
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 (b) .................... 81,000 84,589
RTX Corp. , 4 .20% , 12/15/44 , Callable 6/15/44 @ 100 ............................. 250,000 205,593
Ryder System, Inc. , 2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ..................... 500,000 469,618
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 500,000 464,840
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 500,000 518,586
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 500,000 460,619
7,980,240
Information Technology (5.3%):
Autodesk, Inc. , 2 .40% , 12/15/31 , Callable 9/15/31 @ 100 .......................... 750,000 642,010
Broadcom, Inc. , 2 .60% , 2/15/33 , Callable 11/15/32 @ 100 (b) ....................... 1,000,000 823,305
Dell International LLC/EMC Corp.
5 .75% , 2/1/33 , Callable 11/1/32 @ 100 (a) ................................. 40,000 42,108
3 .38% , 12/15/41 , Callable 6/15/41 @ 100 (b) ............................... 500,000 378,626
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 500,000 433,026
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 150,000 135,694
Micron Technology, Inc. , 5 .88% , 2/9/33 , Callable 11/9/32 @ 100 ..................... 250,000 260,877
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 250,000 171,014
Oracle Corp.
1 .65% , 3/25/26 , Callable 2/25/26 @ 100 .................................. 1,000,000 932,427
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 650,000 481,401
Qorvo, Inc. , 3 .38% , 4/1/31 , Callable 4/1/26 @ 101.69 (b) ........................... 1,000,000 858,936
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 800,000 685,171
Western Digital Corp. , 2 .85% , 2/1/29 , Callable 12/1/28 @ 100 ....................... 250,000 214,490
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 ............................. 500,000 480,195
6,539,280
Materials (4.4%):
Albemarle Corp. , 4 .65% , 6/1/27 , Callable 5/1/27 @ 100 ........................... 250,000 245,710
Amcor Finance USA, Inc. , 5 .63% , 5/26/33 , Callable 2/26/33 @ 100 ................... 227,000 236,108
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 588,000 530,710
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 500,000 413,571
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (b) ................... 500,000 478,175
Celanese U.S. Holdings LLC , 6 .33% , 7/15/29 , Callable 5/15/29 @ 100 ................ 128,000 134,346
Eagle Materials, Inc. , 2 .50% , 7/1/31 , Callable 4/1/31 @ 100 ........................ 250,000 212,133
Ecolab, Inc. , 2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ............................ 250,000 170,822
LYB International Finance III LLC
5 .63% , 5/15/33 , Callable 2/15/33 @ 100 (a) ................................ 150,000 156,932
4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 500,000 399,630
Packaging Corp. of America , 3 .05% , 10/1/51 , Callable 4/1/51 @ 100 .................. 750,000 524,464
Reliance Steel & Aluminum Co. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 .............. 500,000 424,266
Sealed Air Corp/Sealed Air Corp. US , 7 .25% , 2/15/31 , Callable 11/15/26 @ 103.63 (b) ..... 350,000 371,378
The Dow Chemical Co. , 6 .30% , 3/15/33 , Callable 12/15/32 @ 100 .................... 500,000 551,748
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 750,000 646,962
5,496,955
Real Estate (4.6%):
Alexandria Real Estate Equities, Inc. , 2 .00% , 5/18/32 , Callable 2/18/32 @ 100 ........... 1,000,000 801,479
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 500,000 398,504
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 250,000 211,259
5 .95% , 8/15/34 , Callable 5/15/34 @ 100 .................................. 250,000 263,075
Crown Castle, Inc.
2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 250,000 207,124
2 .90% , 4/1/41 , Callable 10/1/40 @ 100 ................................... 250,000 178,757
ERP Operating LP , 2 .85% , 11/1/26 , Callable 8/1/26 @ 100 ......................... 500,000 475,011
Essex Portfolio LP , 2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 500,000 418,387
GLP Capital LP/GLP Financing II, Inc.
5 .38% , 4/15/26 , Callable 1/15/26 @ 100 .................................. 200,000 199,094

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. $ 117,000 $ 99,081
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 400,000 311,256
Host Hotels & Resorts LP , 3 .50% , 9/15/30 , Callable 6/15/30 @ 100 ................... 500,000 447,321
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 650,000 493,270
Physicians Realty LP , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ....................... 250,000 205,889
Retail Opportunity Investments Partnership LP , 6 .75% , 10/15/28 , Callable 9/15/28 @ 100 ... 250,000 262,882
SBA Tower Trust , 6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (b) ....................... 210,000 215,832
Simon Property Group LP , 2 .25% , 1/15/32 , Callable 10/15/31 @ 100 .................. 250,000 207,764
VICI Properties LP , 4 .75% , 2/15/28 , Callable 1/15/28 @ 100 ........................ 250,000 245,740
5,641,725
Utilities (5.5%):
Alabama Power Co. , 3 .13% , 7/15/51 , Callable 1/15/51 @ 100 ....................... 500,000 357,467
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 250,000 227,951
DTE Electric Co. , 3 .65% , 3/1/52 , Callable 9/1/51 @ 100 ........................... 500,000 394,984
Duke Energy Carolinas LLC , 2 .85% , 3/15/32 , Callable 12/15/31 @ 100 ................ 250,000 218,458
Duke Energy Florida LLC , 2 .40% , 12/15/31 , Callable 9/15/31 @ 100 .................. 1,000,000 845,295
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (b) .............. 250,000 199,585
Entergy Corp. , 2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ............................ 500,000 418,431
Florida Power & Light Co.
3 .15% , 10/1/49 , Callable 4/1/49 @ 100 ................................... 250,000 184,297
2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................................... 500,000 347,074
ITC Holdings Corp. , 3 .35% , 11/15/27 , Callable 8/15/27 @ 100 ...................... 500,000 475,251
MidAmerican Energy Co. , 2 .70% , 8/1/52 , Callable 2/1/52 @ 100 ..................... 500,000 323,252
NextEra Energy Capital Holdings, Inc. , 2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ......... 500,000 419,282
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 100,000 79,267
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 312,000 264,947
Oncor Electric Delivery Co. LLC , 3 .75% , 4/1/45 , Callable 10/1/44 @ 100 .............. 500,000 414,144
PECO Energy Co. , 3 .00% , 9/15/49 , Callable 3/15/49 @ 100 ........................ 500,000 357,312
Piedmont Natural Gas Co., Inc. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 ............... 250,000 257,469
Southwestern Electric Power Co. , 3 .25% , 11/1/51 , Callable 5/1/51 @ 100 ............... 250,000 168,791
Union Electric Co. , 2 .15% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 500,000 414,416
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 250,000 165,618
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 500,000 411,821
6,945,112
Total Corporate Bonds (Cost $98,917,308) 88,380,459
Yankee Dollars (16.2%)
Communication Services (0.4%):
Rogers Communications, Inc. , 4 .50% , 3/15/42 , Callable 9/15/41 @ 100 (b) .............. 500,000 442,173
Consumer Staples (0.8%):
Alimentation Couche-Tard, Inc. , 2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (b) ............ 500,000 447,332
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (b) ............ 300,000 302,267
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (b) ...................... 250,000 200,332
949,931
Energy (0.8%):
Shell International Finance BV
2 .75% , 4/6/30 , Callable 1/6/30 @ 100 (a) .................................. 500,000 457,272
2 .88% , 11/26/41 , Callable 5/26/41 @ 100 .................................. 500,000 378,746
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (b) ....................... 250,000 281,782
1,117,800
Financials (10.3%):
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (b) (c) ............. 200,000 206,873
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 200,000 213,350
Bank of New Zealand , 2 .87% , 1/27/32 (b) ...................................... 250,000 210,614
Barclays PLC
5 .83% ( SOFR + 221 bps ) , 5/9/27 , Callable 5/9/26 @ 100 (c) ...................... 250,000 252,162
4 .95% , 1/10/47 .................................................... 1,000,000 936,527

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
BNP Paribas SA , 4 .63% , 3/13/27 (b) .......................................... $ 500,000 $ 490,122
BP Capital Markets PLC
4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (c) (d) ...................... 500,000 493,633
4 .87% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (c) (d) ...................... 250,000 234,468
BPCE SA , 3 .25% , 1/11/28 (b) .............................................. 250,000 232,705
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 500,000 424,292
Canadian Imperial Bank of Commerce
7 .26% , 4/10/32 (b) .................................................. 203,645 216,872
6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ................................... 250,000 266,840
Commonwealth Bank of Australia , 2 .69% , 3/11/31 (b) ............................. 500,000 412,390
Credit Agricole SA , 3 .25% , 10/4/24 (b) ........................................ 500,000 491,341
Deutsche Bank AG , 4 .87% ( USISOA05 + 255 bps ) , 12/1/32 , Callable 12/1/27 @ 100 (c) ..... 500,000 467,282
HSBC Holdings PLC , 2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (c) ........ 1,000,000 872,994
JAB Holdings BV , 4 .50% , 4/8/52 , Callable 10/8/51 @ 100 (b) ....................... 250,000 194,248
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (c) ................... 1,000,000 916,575
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) ................. 303,000 347,589
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (b) (c) ...... 500,000 404,833
NatWest Group PLC , 1 .64% ( H15T1Y + 90 bps ) , 6/14/27 , Callable 6/14/26 @ 100 (c) ....... 1,000,000 913,177
Societe Generale SA , 1 .49% ( H15T1Y + 110 bps ) , 12/14/26 , Callable 12/14/25 @ 100 (b) (c) .. 500,000 460,312
Standard Chartered PLC , 7 .77% ( H15T1Y + 345 bps ) , 11/16/28 , Callable 11/16/27 @ 100 (b) (c) 500,000 539,596
Sumitomo Mitsui Financial Group, Inc. , 2 .47% , 1/14/29 ........................... 250,000 222,614
The Bank of Nova Scotia , 4 .50% , 12/16/25 .................................... 500,000 491,921
The Toronto-Dominion Bank , 3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (c) . 500,000 480,347
UBS Group AG
4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (b) .................................. 217,000 209,802
3 .09% ( SOFR + 173 bps ) , 5/14/32 , Callable 5/14/31 @ 100 (b) (c) .................. 500,000 426,193
9 .02% ( SOFR + 502 bps ) , 11/15/33 , Callable 11/15/32 @ 100 (b) (c) ................ 250,000 307,491
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (c) . 500,000 480,916
12,818,079
Health Care (0.8%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (b) ........................ 152,000 139,994
Royalty Pharma PLC , 3 .55% , 9/2/50 , Callable 3/2/50 @ 100 (a) ...................... 750,000 533,796
Smith & Nephew PLC , 2 .03% , 10/14/30 , Callable 7/14/30 @ 100 .................... 475,000 392,573
1,066,363
Industrials (1.3%):
Element Fleet Management Corp. , 6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (b) ........... 250,000 258,194
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (b) .................................. 500,000 447,842
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (b) ................................ 250,000 242,058
Pentair Finance Sarl , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ....................... 500,000 519,233
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 250,000 259,055
1,726,382
Information Technology (0.8%):
NXP BV/NXP Funding LLC/NXP USA, Inc. , 5 .00% , 1/15/33 , Callable 10/15/32 @ 100 .... 250,000 249,577
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (b) ....................... 338,000 351,885
SK Hynix, Inc. , 6 .50% , 1/17/33 (b) ........................................... 321,000 338,789
940,251
Materials (0.7%):
ArcelorMittal SA , 6 .80% , 11/29/32 , Callable 8/29/32 @ 100 ........................ 250,000 270,445
Braskem Netherlands Finance BV , 7 .25% , 2/13/33 , Callable 11/13/32 @ 100 (b) .......... 100,000 83,347
CCL Industries, Inc. , 3 .25% , 10/1/26 , Callable 7/1/26 @ 100 (b) ...................... 500,000 474,825
828,617
Real Estate (0.3%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (b) ........................................................... 504,000 407,174
Total Yankee Dollars (Cost $21,877,303) 20,296,770

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
U.S. Treasury Obligations (7.5%)
U.S. Treasury Bonds
3 .88% , 5/15/43 .................................................... $ 1,000,000 $ 955,313
3 .38% , 5/15/44 .................................................... 1,000,000 882,813
4 .13% , 8/15/53 .................................................... 1,000,000 1,013,594
U.S. Treasury Notes
1 .13% , 1/15/25 .................................................... 1,250,000 1,204,248
4 .25% , 10/15/25 .................................................... 2,000,000 1,996,483
1 .63% , 11/30/26 .................................................... 2,250,000 2,103,222
3 .13% , 8/31/27 .................................................... 200,000 194,422
1 .38% , 12/31/28 .................................................... 1,250,000 1,109,180
Total U.S. Treasury Obligations (Cost $9,409,007) 9,459,275
Commercial Paper (5.0%)
Consumer Staples (0.4%):
Sysco Corp. , 5 .64% , 1/4/24 (b) (e) ............................................ 556,000 555,499
Energy (1.9%):
Kinder Morgan Energy LP , 5 .56% , 1/2/24 (b) (e) ................................. 1,100,000 1,099,300
The Williams Cos., Inc. , 5 .61% , 1/5/24 (b) (e) ................................... 1,200,000 1,198,733
2,298,033
Financials (0.7%):
American Honda Finance , 5 .61% , 1/8/24 (b) (e) .................................. 650,000 649,020
VW Credit, Inc. , 5 .66% , 1/4/24 (b) (e) ......................................... 250,000 249,774
898,794
Industrials (1.8%):
Canadian Pacific Railway Co. , 5 .56% , 1/3/24 (b) (e) ............................... 305,000 304,770
ERAC USA Finance LLC , 5 .51% , 1/3/24 (b) (e) .................................. 500,000 499,623
Lennox International, Inc. , 5 .61% , 1/4/24 (b) (e) .................................. 1,099,000 1,097,991
Vulcan Materials Co. , 5 .61% , 1/9/24 (b) (e) ..................................... 347,000 346,420
2,248,804
Utilities (0.2%):
Puget Sound Energy, Inc. , 5 .59% , 1/4/24 (b) (e) .................................. 250,000 249,774
Total Commercial Paper (Cost $6,253,690) 6,250,904
Shares
Collateral for Securities Loaned (1.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (f) ........ 350,489 350,489
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (f) ............ 350,489 350,489
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (f) ................ 350,489 350,489
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (f) . 350,489 350,489
Total Collateral for Securities Loaned (Cost $1,401,956) 1,401,956
Total Investments (Cost $137,859,264) — 100.2% 125,789,364
Liabilities in excess of other assets — (0.2)% (224,946)
NET ASSETS - 100.00% $ 125,564,418
At December 31, 2023, the Fund's investments in foreign securities were 16.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$28,577,137 and amounted to 22.8% of net assets.
(c) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2023.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate represents the effective yield at December 31, 2023.
(f) Rate disclosed is the daily yield on December 31, 2023.
bps
—
Basis points

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2023.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2023.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2023.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
TSFR3M
—
3 month Term SOFR, rate disclosed as of December 31, 2023.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of December 31, 2023.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of December 31, 2023.

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares THB Mid Cap ESG ETF
138
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.9%)
Aerospace & Defense (4.1%):
HEICO Corp. .......................................................... 597 $ 106,785
Building Products (3.2%):
Carlisle Cos., Inc. ....................................................... 266 83,106
Commercial Services & Supplies (10.0%):
Cintas Corp. .......................................................... 168 101,247
Copart, Inc. (a) ......................................................... 1,313 64,337
Rollins, Inc. ........................................................... 2,267 99,000
264,584
Consumer Discretionary (15.8%):
D.R. Horton, Inc. ....................................................... 728 110,641
NVR, Inc. (a) .......................................................... 17 119,008
Pool Corp. ............................................................ 238 94,893
Ross Stores, Inc. ....................................................... 669 92,583
417,125
Consumer Staples (3.0%):
Darling Ingredients, Inc. (a) ................................................ 1,569 78,199
Ground Transportation (8.2%):
J.B. Hunt Transport Services, Inc. ........................................... 373 74,503
Landstar System, Inc. .................................................... 333 64,485
Old Dominion Freight Line, Inc. ............................................ 193 78,229
217,217
Health Care (9.6%):
Chemed Corp. ......................................................... 158 92,391
Hologic, Inc. (a) ........................................................ 1,151 82,239
West Pharmaceutical Services, Inc. .......................................... 225 79,227
253,857
Information Technology (20.3%):
Amphenol Corp. , Class A ................................................. 1,130 112,017
ANSYS, Inc. (a) ........................................................ 253 91,809
Keysight Technologies, Inc. (a) ............................................. 430 68,409
Littelfuse, Inc. ......................................................... 286 76,522
PTC, Inc. (a) ........................................................... 550 96,228
Teledyne Technologies, Inc. (a) ............................................. 203 90,597
535,582
Machinery (12.6%):
Graco, Inc. ........................................................... 1,068 92,659
PACCAR, Inc. ......................................................... 826 80,659
The Toro Co. .......................................................... 812 77,944
Westinghouse Air Brake Technologies Corp. .................................... 631 80,074
331,336
Materials (3.3%):
NewMarket Corp. ...................................................... 158 86,241
Professional Services (3.2%):
CACI International, Inc. , Class A (a) ......................................... 257 83,232
Trading Companies & Distributors (6.6%):
Fastenal Co. ........................................................... 1,500 97,155

Victory Portfolios II
VictoryShares THB Mid Cap ESG ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
W.W. Grainger, Inc. ..................................................... 92 $ 76,239
173,394
Total Common Stocks (Cost $2,221,602) 2,630,658
Total Investments (Cost $2,221,602) — 99.9% 2,630,658
Other assets in excess of liabilities — 0.1% 2,936
NET ASSETS - 100.00% $ 2,633,594
(a) Non-income producing security.

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
140
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.6%)
Biotechnology (4.9%):
AbbVie, Inc. .......................................................... 26,122 $ 4,048,126
Alnylam Pharmaceuticals, Inc. (a) ........................................... 1,883 360,425
Amgen, Inc. ........................................................... 7,986 2,300,128
Biogen, Inc. (a) ......................................................... 2,132 551,698
BioMarin Pharmaceutical, Inc. (a) ........................................... 2,752 265,348
Exact Sciences Corp. (a) .................................................. 2,642 195,455
Gilead Sciences, Inc. .................................................... 18,508 1,499,333
Incyte Corp. (a) ......................................................... 3,269 205,261
Moderna, Inc. (a) ....................................................... 5,040 501,228
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,583 1,390,333
Vertex Pharmaceuticals, Inc. (a) ............................................. 3,815 1,552,285
12,869,620
Communication Services (14.7%):
Alphabet, Inc. , Class C (a) ................................................. 54,233 7,643,057
Alphabet, Inc. , Class A (a) ................................................. 64,551 9,017,128
AT&T, Inc. ........................................................... 78,397 1,315,502
Charter Communications, Inc. , Class A (a) ..................................... 1,123 436,488
Comcast Corp. , Class A .................................................. 44,776 1,963,429
Electronic Arts, Inc. ..................................................... 2,694 368,566
Endeavor Group Holdings, Inc. , Class A ....................................... 2,184 51,826
Fox Corp. , Class A ...................................................... 2,715 80,554
Fox Corp. , Class B ...................................................... 1,439 39,788
Liberty Broadband Corp. , Class A (a) ......................................... 183 14,757
Liberty Broadband Corp. , Class C (a) ......................................... 1,283 103,397
Liberty Media Corp.-Liberty Formula One (a) ................................... 2,219 140,085
Live Nation Entertainment, Inc. (a) ........................................... 1,574 147,326
Meta Platforms, Inc. , Class A (a) ............................................ 24,569 8,696,443
Netflix, Inc. (a) ......................................................... 4,822 2,347,736
Omnicom Group, Inc. .................................................... 2,142 185,304
Pinterest, Inc. , Class A (a) ................................................. 6,338 234,760
ROBLOX Corp. , Class A (a) ............................................... 5,139 234,955
Snap, Inc. , Class A (a) .................................................... 11,036 186,839
Take-Two Interactive Software, Inc. (a) ........................................ 1,708 274,903
The Trade Desk, Inc. , Class A (a) ............................................ 4,866 350,157
The Walt Disney Co. .................................................... 19,911 1,797,765
T-Mobile US, Inc. ...................................................... 5,212 835,640
Verizon Communications, Inc. .............................................. 45,966 1,732,918
Warner Bros Discovery, Inc. (a) ............................................. 24,322 276,784
Warner Music Group Corp. , Class A ......................................... 1,454 52,039
38,528,146
Communications Equipment (0.7%):
Arista Networks, Inc. (a) .................................................. 1,421 334,660
Cisco Systems, Inc. ..................................................... 23,182 1,171,154
Motorola Solutions, Inc. .................................................. 950 297,436
1,803,250
Consumer Discretionary (10.3%):
Airbnb, Inc. , Class A (a) .................................................. 2,498 340,078
Amazon.com, Inc. (a) .................................................... 57,242 8,697,349
AutoZone, Inc. (a) ....................................................... 115 297,345
Best Buy Co., Inc. ...................................................... 1,227 96,050
Booking Holdings, Inc. (a) ................................................. 222 787,483
Carnival Corp. (a) ....................................................... 6,172 114,429
Chipotle Mexican Grill, Inc. (a) ............................................. 172 393,357
Coupang, Inc. (a) ....................................................... 7,273 117,750
D.R. Horton, Inc. ....................................................... 1,879 285,571
Darden Restaurants, Inc. .................................................. 763 125,361
Deckers Outdoor Corp. (a) ................................................. 163 108,954
Domino's Pizza, Inc. ..................................................... 221 91,103
DoorDash, Inc. , Class A (a) ................................................ 1,648 162,971

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
DraftKings, Inc. (a) ...................................................... 2,711 $ 95,563
eBay, Inc. ............................................................ 3,350 146,127
Expedia Group, Inc. (a) ................................................... 889 134,941
Ford Motor Co. ........................................................ 24,698 301,069
General Motors Co. ..................................................... 8,686 312,001
Genuine Parts Co. ...................................................... 887 122,850
Hilton Worldwide Holdings, Inc. ............................................ 1,619 294,804
Las Vegas Sands Corp. ................................................... 2,273 111,854
Lennar Corp. , Class A .................................................... 1,580 235,483
LKQ Corp. ........................................................... 1,680 80,287
Lowe's Cos., Inc. ....................................................... 3,652 812,753
Lucid Group, Inc. (a) (b) ................................................... 5,348 22,515
Lululemon Athletica, Inc. (a) ............................................... 704 359,948
Marriott International, Inc. , Class A .......................................... 1,589 358,335
McDonald's Corp. ...................................................... 4,634 1,374,027
MGM Resorts International (a) .............................................. 1,801 80,469
NIKE, Inc. , Class B ..................................................... 7,393 802,658
NVR, Inc. (a) .......................................................... 20 140,009
O'Reilly Automotive, Inc. (a) ............................................... 376 357,230
Pool Corp. ............................................................ 241 96,089
PulteGroup, Inc. ........................................................ 1,384 142,856
Rivian Automotive, Inc. , Class A (a) .......................................... 4,161 97,617
Ross Stores, Inc. ....................................................... 2,114 292,556
Royal Caribbean Cruises Ltd. (a) ............................................ 1,476 191,127
Starbucks Corp. ........................................................ 6,986 670,726
Tesla, Inc. (a) .......................................................... 17,866 4,439,344
The Home Depot, Inc. ................................................... 6,320 2,190,195
The TJX Cos., Inc. ...................................................... 7,228 678,059
Tractor Supply Co. ...................................................... 695 149,446
Ulta Beauty, Inc. (a) ..................................................... 314 153,857
Yum! Brands, Inc. ...................................................... 1,782 232,836
27,095,432
Consumer Staples (14.8%):
Altria Group, Inc. ....................................................... 27,455 1,107,535
Archer-Daniels-Midland Co. ............................................... 8,216 593,360
Brown-Forman Corp. , Class B ............................................. 4,643 265,115
Bunge Global SA ....................................................... 2,309 233,094
Celsius Holdings, Inc. (a) .................................................. 2,346 127,904
Church & Dwight Co., Inc. ................................................ 3,841 363,205
Colgate-Palmolive Co. ................................................... 12,860 1,025,071
Conagra Brands, Inc. .................................................... 7,316 209,677
Constellation Brands, Inc. , Class A .......................................... 2,628 635,319
Costco Wholesale Corp. .................................................. 6,805 4,491,845
Dollar General Corp. .................................................... 3,436 467,124
Dollar Tree, Inc. (a) ...................................................... 3,454 490,641
General Mills, Inc. ...................................................... 9,028 588,084
Hormel Foods Corp. ..................................................... 4,492 144,238
Kellanova ............................................................ 4,421 247,178
Kenvue, Inc. .......................................................... 27,069 582,795
Keurig Dr Pepper, Inc. ................................................... 15,427 514,028
Kimberly-Clark Corp. .................................................... 5,255 638,535
Lamb Weston Holdings, Inc. ............................................... 2,242 242,338
McCormick & Co., Inc. .................................................. 3,895 266,496
Molson Coors Beverage Co. , Class B ......................................... 2,994 183,263
Mondelez International, Inc. , Class A ......................................... 21,259 1,539,788
Monster Beverage Corp. (a) ................................................ 11,791 679,280
PepsiCo, Inc. .......................................................... 21,442 3,641,709
Philip Morris International, Inc. ............................................. 24,210 2,277,677
Sysco Corp. ........................................................... 7,808 570,999
Target Corp. .......................................................... 7,229 1,029,554
The Clorox Co. ........................................................ 1,912 272,632
The Coca-Cola Co. ...................................................... 66,609 3,925,268
The Estee Lauder Cos., Inc. ............................................... 3,559 520,504

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
The Hershey Co. ....................................................... 2,330 $ 434,405
The J.M. Smucker Co. ................................................... 1,593 201,323
The Kraft Heinz Co. ..................................................... 17,181 635,353
The Kroger Co. ........................................................ 11,022 503,816
The Procter & Gamble Co. ................................................ 36,662 5,372,449
Tyson Foods, Inc. , Class A ................................................ 4,362 234,458
Walgreens Boots Alliance, Inc. ............................................. 11,146 291,022
Walmart, Inc. .......................................................... 22,356 3,524,423
39,071,505
Electronic Equipment, Instruments & Components (0.4%):
Amphenol Corp. , Class A ................................................. 3,343 331,392
CDW Corp. ........................................................... 759 172,536
Corning, Inc. .......................................................... 4,360 132,762
Jabil, Inc. ............................................................ 707 90,072
Keysight Technologies, Inc. (a) ............................................. 998 158,772
Teledyne Technologies, Inc. (a) ............................................. 265 118,267
Trimble, Inc. (a) ........................................................ 1,411 75,065
Zebra Technologies Corp. (a) ............................................... 286 78,172
1,157,038
Health Care Equipment & Supplies (5.6%):
Abbott Laboratories ..................................................... 25,476 2,804,142
Align Technology, Inc. (a) ................................................. 1,060 290,440
Baxter International, Inc. ................................................. 7,423 286,973
Becton Dickinson & Co. .................................................. 4,271 1,041,398
Boston Scientific Corp. (a) ................................................. 21,435 1,239,157
Dexcom, Inc. (a) ........................................................ 5,600 694,904
Edwards Lifesciences Corp. (a) ............................................. 8,865 675,956
GE HealthCare Technologies, Inc. ........................................... 5,740 443,817
Hologic, Inc. (a) ........................................................ 3,577 255,577
IDEXX Laboratories, Inc. (a) ............................................... 1,216 674,941
Insulet Corp. (a) ........................................................ 1,038 225,225
Intuitive Surgical, Inc. (a) ................................................. 5,121 1,727,621
Medtronic PLC ........................................................ 19,685 1,621,650
ResMed, Inc. .......................................................... 2,136 367,435
STERIS PLC .......................................................... 1,469 322,960
Stryker Corp. .......................................................... 5,269 1,577,855
The Cooper Cos., Inc. .................................................... 731 276,640
Zimmer Biomet Holdings, Inc. ............................................. 3,082 375,079
14,901,770
Health Care Providers & Services (6.3%):
Cardinal Health, Inc. .................................................... 3,646 367,517
Cencora, Inc. .......................................................... 2,492 511,807
Centene Corp. (a) ....................................................... 7,883 584,997
CVS Health Corp. ...................................................... 18,959 1,497,003
Elevance Health, Inc. .................................................... 3,483 1,642,443
HCA Healthcare, Inc. .................................................... 2,928 792,551
Humana, Inc. .......................................................... 1,820 833,214
Laboratory Corp. of America Holdings ........................................ 1,317 299,341
McKesson Corp. ....................................................... 1,998 925,034
Molina Healthcare, Inc. (a) ................................................ 848 306,391
Quest Diagnostics, Inc. ................................................... 1,649 227,364
The Cigna Group ....................................................... 4,275 1,280,149
UnitedHealth Group, Inc. ................................................. 13,748 7,237,910
16,505,721
Health Care Technology (0.2%):
Veeva Systems, Inc. , Class A (a) ............................................. 2,133 410,645
IT Services (1.4%):
Accenture PLC , Class A .................................................. 3,756 1,318,018
Akamai Technologies, Inc. (a) .............................................. 839 99,296
Cloudflare, Inc. , Class A (a) ................................................ 1,638 136,380

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Cognizant Technology Solutions Corp. , Class A ................................. 2,862 $ 216,167
EPAM Systems, Inc. (a) ................................................... 319 94,851
Gartner, Inc. (a) ........................................................ 433 195,331
International Business Machines Corp. ........................................ 5,166 844,899
MongoDB, Inc. (a) ...................................................... 385 157,407
Okta, Inc. (a) .......................................................... 856 77,494
Snowflake, Inc. , Class A (a) ................................................ 1,701 338,499
VeriSign, Inc. (a) ........................................................ 575 118,427
3,596,769
Life Sciences Tools & Services (3.3%):
Agilent Technologies, Inc. ................................................. 4,320 600,610
Avantor, Inc. (a) ........................................................ 9,678 220,949
Danaher Corp. ......................................................... 9,981 2,309,005
ICON PLC (a) ......................................................... 1,211 342,798
Illumina, Inc. (a) ........................................................ 2,352 327,492
IQVIA Holdings, Inc. (a) .................................................. 2,673 618,479
Mettler-Toledo International, Inc. (a) ......................................... 317 384,508
Revvity, Inc. .......................................................... 1,848 202,005
Thermo Fisher Scientific, Inc. .............................................. 5,729 3,040,895
Waters Corp. (a) ........................................................ 874 287,747
West Pharmaceutical Services, Inc. .......................................... 1,073 377,825
8,712,313
Pharmaceuticals (8.6%):
Bristol-Myers Squibb Co. ................................................. 30,775 1,579,065
Eli Lilly & Co. ......................................................... 12,749 7,431,647
Johnson & Johnson ..................................................... 35,631 5,584,803
Merck & Co., Inc. ...................................................... 37,668 4,106,565
Pfizer, Inc. ............................................................ 84,103 2,421,325
Royalty Pharma PLC , Class A .............................................. 5,723 160,759
Zoetis, Inc. ........................................................... 6,832 1,348,432
22,632,596
Semiconductors & Semiconductor Equipment (6.9%):
Advanced Micro Devices, Inc. (a) ............................................ 9,201 1,356,319
Analog Devices, Inc. .................................................... 2,864 568,676
Applied Materials, Inc. ................................................... 4,728 766,267
Broadcom, Inc. ........................................................ 2,449 2,733,510
Enphase Energy, Inc. (a) .................................................. 733 96,859
Entegris, Inc. .......................................................... 841 100,769
First Solar, Inc. (a) ...................................................... 576 99,233
GLOBALFOUNDRIES, Inc. (a) ............................................ 437 26,482
Intel Corp. ............................................................ 23,763 1,194,091
KLA Corp. ........................................................... 773 449,345
Lam Research Corp. ..................................................... 740 579,612
Lattice Semiconductor Corp. (a) ............................................. 773 53,329
Marvell Technology, Inc. ................................................. 4,834 291,539
Microchip Technology, Inc. ................................................ 3,008 271,261
Micron Technology, Inc. .................................................. 6,104 520,915
Monolithic Power Systems, Inc. ............................................ 256 161,480
NVIDIA Corp. ......................................................... 13,479 6,675,069
ON Semiconductor Corp. (a) ............................................... 2,401 200,556
QUALCOMM, Inc. ..................................................... 6,319 913,917
Skyworks Solutions, Inc. ................................................. 899 101,066
Teradyne, Inc. ......................................................... 873 94,738
Texas Instruments, Inc. ................................................... 5,145 877,017
18,132,050
Software (9.8%):
Adobe, Inc. (a) ......................................................... 2,548 1,520,137
ANSYS, Inc. (a) ........................................................ 492 178,537
AppLovin Corp. , Class A (a) ............................................... 763 30,406
Atlassian Corp. , Class A (a) ................................................ 847 201,467

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Autodesk, Inc. (a) ....................................................... 1,211 $ 294,854
Bentley Systems, Inc. , Class B ............................................. 1,154 60,216
Cadence Design Systems, Inc. (a) ............................................ 1,528 416,181
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 1,226 313,022
Datadog, Inc. , Class A (a) ................................................. 1,511 183,405
Dynatrace, Inc. (a) ...................................................... 1,509 82,527
Fair Isaac Corp. (a) ...................................................... 137 159,469
Fortinet, Inc. (a) ........................................................ 3,655 213,927
HubSpot, Inc. (a) ....................................................... 273 158,487
Intuit, Inc. ............................................................ 1,549 968,171
Microsoft Corp. ........................................................ 41,167 15,480,438
Oracle Corp. .......................................................... 8,900 938,327
Palantir Technologies, Inc. , Class A (a) ........................................ 10,122 173,795
Palo Alto Networks, Inc. (a) ................................................ 1,677 494,514
PTC, Inc. (a) ........................................................... 668 116,873
Roper Technologies, Inc. .................................................. 606 330,373
Salesforce, Inc. (a) ...................................................... 5,351 1,408,062
Samsara, Inc. , Class A (a) ................................................. 797 26,604
ServiceNow, Inc. (a) ..................................................... 1,148 811,051
Splunk, Inc. (a) ......................................................... 865 131,783
Synopsys, Inc. (a) ....................................................... 852 438,703
Tyler Technologies, Inc. (a) ................................................ 235 98,258
Unity Software, Inc. (a) ................................................... 1,339 54,752
Workday, Inc. , Class A (a) ................................................. 1,160 320,230
Zoom Video Communications, Inc. , Class A (a) .................................. 1,252 90,031
Zscaler, Inc. (a) ......................................................... 480 106,349
25,800,949
Technology Hardware, Storage & Peripherals (6.8%):
Apple, Inc. ........................................................... 88,623 17,062,585
Dell Technologies, Inc. , Class C ............................................ 1,383 105,800
Hewlett Packard Enterprise Co. ............................................. 7,247 123,054
HP, Inc. .............................................................. 5,562 167,361
NetApp, Inc. .......................................................... 1,173 103,412
Seagate Technology Holdings PLC .......................................... 1,159 98,944
Super Micro Computer, Inc. (a) ............................................. 262 74,476
Western Digital Corp. (a) .................................................. 1,779 93,166
17,828,798
Utilities (4.9%):
Ameren Corp. ......................................................... 3,943 285,237
American Electric Power Co., Inc. ........................................... 7,787 632,460
American Water Works Co., Inc. ............................................ 2,947 388,975
Atmos Energy Corp. ..................................................... 2,255 261,355
CenterPoint Energy, Inc. .................................................. 9,521 272,015
CMS Energy Corp. ...................................................... 4,365 253,476
Consolidated Edison, Inc. ................................................. 5,208 473,772
Constellation Energy Corp. ................................................ 4,873 569,605
Dominion Energy, Inc. ................................................... 12,558 590,226
DTE Energy Co. ....................................................... 3,113 343,239
Duke Energy Corp. ...................................................... 11,645 1,130,031
Edison International ..................................................... 5,827 416,572
Entergy Corp. ......................................................... 3,198 323,606
Eversource Energy ...................................................... 5,274 325,511
Exelon Corp. .......................................................... 15,003 538,608
FirstEnergy Corp. ....................................................... 8,671 317,879
NextEra Energy, Inc. .................................................... 31,239 1,897,456
PG&E Corp. .......................................................... 29,798 537,258
PPL Corp. ............................................................ 11,210 303,791
Public Service Enterprise Group, Inc. ......................................... 7,556 462,049
Sempra .............................................................. 9,494 709,487
The Southern Co. ....................................................... 16,555 1,160,837
WEC Energy Group, Inc. ................................................. 4,766 401,154

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Xcel Energy, Inc. ....................................................... 8,269 $ 511,934
13,106,533
Total Common Stocks (Cost $223,899,429) 262,153,135
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc. CVR (a) (d) ............................................... 532 543
Total Rights (Cost $–) 543
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (e) ........ 1,100 1,100
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (e) ............ 1,100 1,100
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (e) ............... 1,100 1,100
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (e) . 1,100 1,100
Total Collateral for Securities Loaned (Cost $4,400) 4,400
Total Investments (Cost $223,903,829) — 99.6% 262,158,078
Other assets in excess of liabilities — 0.4% 1,162,886
NET ASSETS - 100.00% $ 263,320,964
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2023.
This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) Rate disclosed is the daily yield on December 31, 2023.
CVR
—
Contingent Value Right
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 4 3/15/24 $ 957,167 $ 964,000 $ 6,833
Total unrealized appreciation $ 6,833
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 6,833

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares Free Cash Flow ETF
146
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.7%)
Biotechnology (5.8%):
AbbVie, Inc. .......................................................... 23,804 $ 3,688,906
Incyte Corp. (a) ......................................................... 32,111 2,016,250
United Therapeutics Corp. (a) .............................................. 6,942 1,526,476
7,231,632
Consumer Discretionary (16.7%):
D.R. Horton, Inc. ....................................................... 24,017 3,650,104
Expedia Group, Inc. (a) ................................................... 24,973 3,790,652
Lennar Corp. , Class A .................................................... 21,474 3,200,485
PulteGroup, Inc. ........................................................ 39,057 4,031,463
Toll Brothers, Inc. ...................................................... 25,353 2,606,035
TopBuild Corp. (a) ...................................................... 4,497 1,683,047
Williams-Sonoma, Inc. ................................................... 9,499 1,916,708
20,878,494
Energy (23.9%):
Chevron Corp. ......................................................... 18,447 2,751,555
ConocoPhillips Co. ..................................................... 16,544 1,920,262
Coterra Energy, Inc. ..................................................... 44,616 1,138,600
Devon Energy Corp. ..................................................... 34,963 1,583,824
Diamondback Energy, Inc. ................................................ 10,393 1,611,746
EOG Resources, Inc. .................................................... 13,051 1,578,518
EQT Corp. ............................................................ 20,419 789,399
Exxon Mobil Corp. ..................................................... 29,514 2,950,810
HF Sinclair Corp. ....................................................... 35,051 1,947,784
Marathon Oil Corp. ..................................................... 72,533 1,752,397
Marathon Petroleum Corp. ................................................ 20,687 3,069,123
Occidental Petroleum Corp. ............................................... 22,754 1,358,641
Ovintiv, Inc. .......................................................... 25,912 1,138,055
Phillips 66 ............................................................ 12,742 1,696,470
Pioneer Natural Resources Co. ............................................. 5,694 1,280,467
Valero Energy Corp. ..................................................... 24,008 3,121,040
29,688,691
Health Care Providers & Services (20.0%):
Cardinal Health, Inc. .................................................... 19,335 1,948,968
Cencora, Inc. .......................................................... 8,297 1,704,038
Centene Corp. (a) ....................................................... 35,648 2,645,438
CVS Health Corp. ...................................................... 46,104 3,640,372
Elevance Health, Inc. .................................................... 6,950 3,277,342
Humana, Inc. .......................................................... 8,463 3,874,445
McKesson Corp. ....................................................... 4,272 1,977,851
Molina Healthcare, Inc. (a) ................................................ 4,564 1,649,019
The Cigna Group ....................................................... 14,035 4,202,780
24,920,253
Industrials (9.4%):
Builders FirstSource, Inc. (a) ............................................... 15,327 2,558,690
Delta Air Lines, Inc. ..................................................... 61,458 2,472,455
EMCOR Group, Inc. .................................................... 7,174 1,545,495
Owens Corning ........................................................ 15,649 2,319,651
PACCAR, Inc. ......................................................... 29,279 2,859,094
11,755,385
Information Technology (8.3%):
DocuSign, Inc. (a) ....................................................... 31,250 1,857,813
F5, Inc. (a) ............................................................ 9,420 1,685,992
QUALCOMM, Inc. ..................................................... 28,112 4,065,839
Zoom Video Communications, Inc. , Class A (a) .................................. 36,020 2,590,198
10,199,842
Materials (4.4%):
CF Industries Holdings, Inc. ............................................... 47,984 3,814,728

Victory Portfolios II
VictoryShares Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
The Mosaic Co. ........................................................ 48,105 $ 1,718,792
5,533,520
Pharmaceuticals (5.8%):
Bristol-Myers Squibb Co. ................................................. 81,102 4,161,344
Pfizer, Inc. ............................................................ 105,498 3,037,287
7,198,631
Utilities (5.4%):
NRG Energy, Inc. ....................................................... 59,015 3,051,076
Vistra Corp. ........................................................... 98,441 3,791,947
6,843,023
Total Common Stocks (Cost $117,523,999) 124,249,471
Total Investments (Cost $117,523,999) — 99.7% 124,249,471
Other assets in excess of liabilities — 0.3% 384,055
NET ASSETS - 100.00% $ 124,633,526
(a) Non-income producing security.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 2 3/15/24 $ 473,477 $ 482,000 $ 8,523
Total unrealized appreciation $ 8,523
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 8,523

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
148
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (6.7%):
Cargurus, Inc. (a) ....................................................... 406 $ 9,809
Magnite, Inc. (a) ........................................................ 1,074 10,031
Match Group, Inc. (a) .................................................... 422 15,403
Nexstar Media Group, Inc. ................................................ 143 22,415
PubMatic, Inc. , Class A (a) ................................................ 310 5,056
Shutterstock, Inc. ....................................................... 266 12,842
Spok Holdings, Inc. ..................................................... 356 5,511
Stagwell, Inc. (a) ........................................................ 1,530 10,144
TEGNA, Inc. .......................................................... 1,223 18,712
TripAdvisor, Inc. (a) ..................................................... 907 19,528
Vivid Seats, Inc. , Class A (a) ............................................... 649 4,102
Yelp, Inc. (a) ........................................................... 293 13,871
ZipRecruiter, Inc. (a) ..................................................... 769 10,689
ZoomInfo Technologies, Inc. (a) ............................................. 685 12,666
170,779
Consumer Discretionary (20.0%):
Academy Sports & Outdoors, Inc. ........................................... 206 13,596
Accel Entertainment, Inc. (a) ............................................... 658 6,758
Asbury Automotive Group, Inc. (a) ........................................... 73 16,424
Build-A-Bear Workshop, Inc. .............................................. 262 6,023
Chegg, Inc. (a) ......................................................... 1,302 14,791
Cricut, Inc. , Class A ..................................................... 624 4,112
Crocs, Inc. (a) .......................................................... 153 14,292
Dillard's, Inc. , Class A ................................................... 82 33,099
Dream Finders Homes, Inc. , Class A (a) ....................................... 688 24,445
Ethan Allen Interiors, Inc. ................................................. 346 11,044
European Wax Center, Inc. , Class A (a) ........................................ 380 5,164
Everi Holdings, Inc. (a) ................................................... 931 10,492
Graham Holdings Co. , Class B ............................................. 41 28,557
Guess?, Inc. ........................................................... 386 8,901
Hibbett, Inc. .......................................................... 115 8,282
Hilton Grand Vacations, Inc. (a) ............................................. 383 15,388
Malibu Boats, Inc. , Class A (a) .............................................. 243 13,321
MDC Holdings, Inc. ..................................................... 451 24,918
Meritage Homes Corp. ................................................... 130 22,646
Monarch Casino & Resort, Inc. ............................................. 150 10,373
OneSpaWorld Holdings Ltd. (a) ............................................. 471 6,641
Oxford Industries, Inc. ................................................... 91 9,100
Patrick Industries, Inc. ................................................... 186 18,665
Phinia, Inc. ........................................................... 285 8,633
Polaris, Inc. ........................................................... 140 13,268
RCI Hospitality Holdings, Inc. ............................................. 44 2,915
Revolve Group, Inc. (a) ................................................... 370 6,135
Signet Jewelers Ltd. ..................................................... 120 12,871
Solo Brands, Inc. , Class A (a) ............................................... 808 4,977
Steven Madden Ltd. ..................................................... 236 9,912
Stride, Inc. (a) .......................................................... 140 8,312
Tapestry, Inc. .......................................................... 634 23,337
Target Hospitality Corp. (a) ................................................ 1,056 10,275
Taylor Morrison Home Corp. (a) ............................................ 545 29,076
Upbound Group, Inc. .................................................... 354 12,025
Vista Outdoor, Inc. (a) .................................................... 848 25,076
Winnebago Industries, Inc. ................................................ 145 10,568
Xponential Fitness, Inc. , Class A (a) .......................................... 450 5,801
510,213
Consumer Staples (3.3%):
Cal-Maine Foods, Inc. ................................................... 154 8,838
Coca-Cola Consolidated, Inc. .............................................. 20 18,568
Maplebear, Inc. (a) ...................................................... 562 13,190
Medifast, Inc. ......................................................... 201 13,511

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Olaplex Holdings, Inc. (a) ................................................. 2,976 $ 7,559
Post Holdings, Inc. (a) .................................................... 141 12,417
Seaboard Corp. ........................................................ 3 10,710
84,793
Energy Equipment & Services (5.3%):
Cactus, Inc. , Class A ..................................................... 235 10,669
ChampionX Corp. ...................................................... 354 10,340
DMC Global, Inc. (a) .................................................... 190 3,576
Helix Energy Solutions Group, Inc. (a) ........................................ 840 8,635
Helmerich & Payne, Inc. .................................................. 335 12,134
Liberty Energy, Inc. ..................................................... 946 17,160
Patterson-UTI Energy, Inc. ................................................ 1,844 19,916
Ranger Energy Services, Inc. ............................................... 313 3,202
RPC, Inc. ............................................................ 960 6,989
Select Water Solutions, Inc. ................................................ 1,800 13,662
U.S. Silica Holdings, Inc. (a) ............................................... 1,254 14,183
Weatherford International PLC (a) ........................................... 121 11,837
132,303
Financials (0.2%):
Open Lending Corp. (a) ................................................... 666 5,668
Health Care (9.9%):
Alkermes PLC (a) ....................................................... 426 11,817
AMN Healthcare Services, Inc. (a) ........................................... 210 15,725
Amneal Pharmaceuticals, Inc. (a) ............................................ 2,443 14,829
Catalyst Pharmaceuticals, Inc. (a) ............................................ 930 15,633
Collegium Pharmaceutical, Inc. (a) ........................................... 703 21,638
Cross Country Healthcare, Inc. (a) ........................................... 759 17,184
Globus Medical, Inc. (a) .................................................. 684 36,451
Halozyme Therapeutics, Inc. (a) ............................................. 260 9,610
Harmony Biosciences Holdings, Inc. (a) ....................................... 576 18,605
Jazz Pharmaceuticals PLC (a) .............................................. 226 27,799
Mesa Laboratories, Inc. .................................................. 41 4,296
OraSure Technologies, Inc. (a) .............................................. 972 7,970
Orthofix Medical, Inc. (a) ................................................. 381 5,136
Owens & Minor, Inc. (a) .................................................. 801 15,435
Patterson Cos., Inc. ..................................................... 313 8,905
QuidelOrtho Corp. (a) .................................................... 220 16,214
247,247
Industrials (18.8%):
AGCO Corp. .......................................................... 200 24,282
Air Transport Services Group, Inc. (a) ......................................... 523 9,210
Alight, Inc. , Class A (a) ................................................... 1,990 16,975
Argan, Inc. ........................................................... 195 9,124
Astec Industries, Inc. .................................................... 132 4,910
Beacon Roofing Supply, Inc. (a) ............................................. 152 13,227
BlueLinx Holdings, Inc. (a) ................................................ 160 18,130
Boise Cascade Co. ...................................................... 145 18,756
Brady Corp. , Class A .................................................... 150 8,804
Concentrix Corp. ....................................................... 180 17,677
Core & Main, Inc. , Class A (a) .............................................. 370 14,952
CRA International, Inc. ................................................... 23 2,274
DXP Enterprises, Inc. (a) .................................................. 64 2,157
Eagle Bulk Shipping, Inc. ................................................. 155 8,587
Forward Air Corp. ...................................................... 166 10,436
Franklin Covey Co. (a) ................................................... 72 3,134
Gibraltar Industries, Inc. (a) ................................................ 100 7,898
GMS, Inc. (a) .......................................................... 180 14,837
Griffon Corp. .......................................................... 221 13,470
Heartland Express, Inc. ................................................... 346 4,934
Heidrick & Struggles International, Inc. ....................................... 220 6,497

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Hub Group, Inc. , Class A (a) ............................................... 170 $ 15,630
Insteel Industries, Inc. .................................................... 95 3,638
Janus International Group, Inc. (a) ........................................... 915 11,941
Karat Packaging, Inc. .................................................... 102 2,535
Limbach Holdings, Inc. (a) ................................................ 155 7,048
Lindsay Corp. ......................................................... 51 6,587
Liquidity Services, Inc. (a) ................................................. 160 2,754
LSI Industries, Inc. ...................................................... 256 3,604
Masonite International Corp. (a) ............................................. 133 11,260
Mueller Industries, Inc. ................................................... 649 30,600
Powell Industries, Inc. ................................................... 84 7,426
Preformed Line Products Co. .............................................. 40 5,354
Quanex Building Products Corp. ............................................ 120 3,668
SPX Technologies, Inc. (a) ................................................. 335 33,838
Sterling Infrastructure, Inc. (a) .............................................. 183 16,091
TaskUS, Inc. , Class A (a) .................................................. 586 7,659
Terex Corp. ........................................................... 332 19,077
The Timken Co. ........................................................ 150 12,023
Titan International, Inc. (a) ................................................. 628 9,345
UFP Industries, Inc. ..................................................... 130 16,321
Vestis Corp. ........................................................... 427 9,026
Wabash National Corp. ................................................... 410 10,504
476,200
Information Technology (8.0%):
8x8, Inc. (a) ........................................................... 1,567 5,923
A10 Networks, Inc. ..................................................... 396 5,215
ADTRAN Holdings, Inc. ................................................. 1,562 11,465
AppLovin Corp. , Class A (a) ............................................... 423 16,857
Aviat Networks, Inc. (a) ................................................... 132 4,311
Bel Fuse, Inc. , Class B ................................................... 185 12,352
Box, Inc. , Class A (a) .................................................... 424 10,859
Clear Secure, Inc. , Class A ................................................ 850 17,553
Cohu, Inc. (a) .......................................................... 274 9,697
Digital Turbine, Inc. (a) ................................................... 1,659 11,381
Diodes, Inc. (a) ......................................................... 163 13,125
Dropbox, Inc. , Class A (a) ................................................. 606 17,864
Extreme Networks, Inc. (a) ................................................ 801 14,130
Juniper Networks, Inc. ................................................... 657 19,368
Mitek Systems, Inc. (a) ................................................... 509 6,637
RingCentral, Inc. , Class A (a) ............................................... 321 10,898
TD SYNNEX Corp. ..................................................... 130 13,990
The Hackett Group, Inc. .................................................. 90 2,049
203,674
Materials (6.3%):
Alpha Metallurgical Resources, Inc. .......................................... 63 21,352
Arch Resources, Inc. .................................................... 135 22,402
Cleveland-Cliffs, Inc. (a) .................................................. 1,511 30,855
Commercial Metals Co. .................................................. 232 11,609
Core Molding Technologies, Inc. (a) .......................................... 211 3,910
Eagle Materials, Inc. ..................................................... 60 12,170
Gatos Silver, Inc. (a) ..................................................... 471 3,080
Greif, Inc. , Class A ...................................................... 152 9,970
Hawkins, Inc. ......................................................... 120 8,450
LSB Industries, Inc. (a) ................................................... 464 4,320
Myers Industries, Inc. .................................................... 133 2,600
Olympic Steel, Inc. ...................................................... 70 4,669
Ramaco Resources, Inc. , Class A ............................................ 405 6,958
TimkenSteel Corp. (a) .................................................... 266 6,238
Warrior Met Coal, Inc. ................................................... 155 9,450
158,033

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Oil, Gas & Consumable Fuels (21.0%):
Amplify Energy Corp. (a) ................................................. 817 $ 4,845
Antero Midstream Corp. .................................................. 916 11,477
APA Corp. ............................................................ 589 21,133
Ardmore Shipping Corp. .................................................. 593 8,355
Berry Corp. ........................................................... 2,149 15,107
Callon Petroleum Co. (a) .................................................. 294 9,526
Centrus Energy Corp. , Class A (a) ........................................... 121 6,584
Chord Energy Corp. ..................................................... 180 29,920
Civitas Resources, Inc. ................................................... 405 27,693
CONSOL Energy, Inc. ................................................... 230 23,122
Crescent Energy Co. , Class A .............................................. 694 9,168
CVR Energy, Inc. ....................................................... 822 24,907
Delek U.S. Holdings, Inc. ................................................. 538 13,880
Dorian LPG Ltd. ....................................................... 458 20,092
Evolution Petroleum Corp. ................................................ 603 3,503
Gran Tierra Energy, Inc. (a) ................................................ 559 3,153
International Seaways, Inc. ................................................ 575 26,151
Kosmos Energy Ltd. (a) ................................................... 1,375 9,226
Magnolia Oil & Gas Corp. , Class A .......................................... 907 19,310
Matador Resources Co. ................................................... 210 11,941
Murphy Oil Corp. ...................................................... 486 20,733
Northern Oil and Gas, Inc. ................................................ 466 17,275
Par Pacific Holdings, Inc. (a) ............................................... 363 13,202
PBF Energy, Inc. , Class A ................................................. 281 12,353
Permian Resources Corp. ................................................. 1,658 22,549
Range Resources Corp. ................................................... 398 12,115
Riley Exploration Permian, Inc. ............................................. 132 3,596
Ring Energy, Inc. (a) ..................................................... 4,147 6,055
Scorpio Tankers, Inc. .................................................... 549 33,379
SilverBow Resources, Inc. (a) .............................................. 270 7,852
Sitio Royalties Corp. , Class A .............................................. 676 15,893
SM Energy Co. ........................................................ 472 18,276
Teekay Tankers Ltd. , Class A ............................................... 457 22,836
VAALCO Energy, Inc. ................................................... 1,770 7,947
Vital Energy, Inc. (a) ..................................................... 270 12,282
Vitesse Energy, Inc. ..................................................... 284 6,217
531,653
Total Common Stocks (Cost $2,487,702) 2,520,563
Total Investments (Cost $2,487,702) — 99.5% 2,520,563
Other assets in excess of liabilities — 0.5% 12,139
NET ASSETS - 100.00% $ 2,532,702
(a) Non-income producing security.
PLC
—
Public Limited Company

Statements of Assets and Liabilities
December 31, 2023

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares US
500 Volatility Wtd
ETF
VictoryShares
US Small Cap
Volatility Wtd
ETF
VictoryShares
International
Volatility Wtd
ETF
Assets:
Affiliated investments, at value (Cost $—, $65,682 and $—) $ — $ 76,905 $ —
Investments,
at value (Cost $436,727,441, $29,239,113 and $78,498,823) 548,031,159 (a) 33,193,610 (b) 91,782,029 (c)
Foreign currency, at value (Cost $—, $— and $31,540) — — 31,628
Cash 614,218 67,160 359,873
Deposit with broker for futures contracts 622,210 42,034 116,507
Receivables:
Interest and dividends 622,121 20,652 130,413
Capital shares issued — 3,361,323 —
Investments sold — 31,987 —
From Adviser 4,323 4,102 6,213
Reclaims 993 — 259,406
Variation margin on open futures contracts — — 251
Prepaid expenses 834 34 130
Total Assets 549,895,858 36,797,807 92,686,450
Liabilities:
Payables:
Collateral received on loaned securities 149,372 162,672 951,036
Investments purchased — 3,348,545 143
Variation margin on open futures contracts 1,904 1,580 —
Accrued expenses and other payables:
Investment advisory fees 137,054 7,990 30,240
Administration fees 5,910 536 952
Custodian fees 2,967 508 25,814
Compliance fees 421 27 69
Trustees' fees 779 144 167
Other accrued expenses 20,897 12,785 33,329
Total Liabilities 319,304 3,534,787 1,041,750
Commitments and contingencies (Note 5 )
Net Assets:
Capital 519,245,998 38,697,984 86,516,058
Total accumulated earnings/(loss) 30,330,556 (5,434,964) 5,128,642
Net Assets $ 549,576,554 $ 33,263,020 $ 91,644,700
Shares outstanding (unlimited shares authorized, no par value): 7,350,000 500,000 2,200,000
Net asset value: $ 74 .77 $ 66 .53 $ 41 .66
(a) Includes $142,399 of securities on loan.
(b) Includes $155,517 of securities on loan.
(c) Includes $903,300 of securities on loan.

Statements of Assets and Liabilities
December 31, 2023

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares US
Large Cap High
Div Volatility Wtd
ETF
VictoryShares US
Small Cap High
Div Volatility Wtd
ETF
VictoryShares
International High
Div Volatility Wtd
ETF
Assets:
Investments,
at value (Cost $346,686,877, $320,811,270 and $18,930,979) $ 349,631,537 (a) $ 344,406,723 (b) $ 19,860,886 (c)
Foreign currency, at value (Cost $—, $— and $11,515) — — 11,596
Cash 1,466,146 1,003,169 43,606
Deposit with broker for futures contracts 282,726 329,761 45,778
Receivables:
Interest and dividends 890,762 520,740 45,302
Capital shares issued 2,923,475 — —
Investments sold — 2,780,977 —
From Adviser 4,805 4,868 5,270
Reclaims — — 88,799
Variation margin on open futures contracts — — 60
Prepaid expenses 540 541 24
Total Assets 355,199,991 349,046,779 20,101,321
Liabilities:
Payables:
Collateral received on loaned securities 1,372,972 5,120,697 645,624
Investments purchased 2,902,976 — —
Capital shares redeemed — 2,795,145 —
Variation margin on open futures contracts 3,129 18,023 —
Accrued expenses and other payables:
Investment advisory fees 87,485 86,311 6,433
Administration fees 5,243 5,576 146
Custodian fees 2,083 2,169 7,737
Compliance fees 266 270 15
Trustees' fees 377 318 88
Other accrued expenses 15,102 17,137 19,403
Total Liabilities 4,389,633 8,045,646 679,446
Commitments and contingencies (Note 5 )
Net Assets:
Capital 415,147,743 398,152,365 32,933,498
Total accumulated earnings/(loss) (64,337,385) (57,151,232) (13,511,623)
Net Assets $ 350,810,358 $ 341,001,133 $ 19,421,875
Shares outstanding (unlimited shares authorized, no par value): 6,000,000 6,100,000 600,000
Net asset value: $ 58 .47 $ 55 .90 $ 32 .37
(a) Includes $1,317,073 of securities on loan.
(b) Includes $4,916,020 of securities on loan.
(c) Includes $612,803 of securities on loan.

Statements of Assets and Liabilities
December 31, 2023

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
Dividend
Accelerator ETF
VictoryShares
US Multi-Factor
Minimum
Volatility ETF
VictoryShares
US 500 Enhanced
Volatility Wtd
ETF
Assets:
Investments,
at value (Cost $249,277,234, $124,074,143 and $464,365,471) $ 263,301,427 (a) $ 138,209,820 $ 490,881,919 (b)
Cash 201,452 343,630 —
Deposit with broker for futures contracts 117,793 165,508 985,107
Receivables:
Interest and dividends 540,004 159,426 745,584
Capital shares issued — 4,203,900 —
From Adviser 3,686 3,783 7,024
Reclaims — — 1,033
Prepaid expenses 306 178 1,205
Total Assets 264,164,668 143,086,245 492,621,872
Liabilities:
Payables:
Collateral received on loaned securities 13,000 — 7,244
Investments purchased — 4,187,367 —
Variation margin on open futures contracts 613 1,225 3,742
Accrued expenses and other payables:
Investment advisory fees 66,153 35,949 125,607
Administration fees 2,553 1,544 5,580
Custodian fees 1,544 987 4,763
Compliance fees 204 102 407
Trustees' fees 570 291 —
Other accrued expenses 13,925 14,253 27,695
Total Liabilities 98,562 4,241,718 175,038
Commitments and contingencies (Note 5 )
Net Assets:
Capital 271,903,128 139,854,939 601,624,210
Total accumulated earnings/(loss) (7,837,022) (1,010,412) (109,177,376)
Net Assets $ 264,066,106 $ 138,844,527 $ 492,446,834
Shares outstanding (unlimited shares authorized, no par value): 5,550,000 3,300,000 8,100,000
Net asset value: $ 47 .58 $ 42 .07 $ 60 .80
(a) Includes $12,555 of securities on loan.
(b) Includes $7,000 of securities on loan.

Statements of Assets and Liabilities
December 31, 2023

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
US EQ Income
Enhanced
Volatility Wtd
ETF
VictoryShares
US Discovery
Enhanced
Volatility Wtd
ETF
VictoryShares
Developed
Enhanced
Volatility Wtd
ETF
Assets:
Affiliated investments, at value (Cost $—, $28,921 and $—) $ — $ 33,682 $ —
Investments,
at value (Cost $1,015,257,023, $51,328,285 and $37,480,867) 1,025,697,410 (a) 54,009,113 (b) 41,003,690 (c)
Foreign currency, at value (Cost $—, $— and $6,157) — — 6,160
Deposit with broker for futures contracts 590,412 80,131 80,087
Receivables:
Interest and dividends 4,226,988 188,763 71,527
Investments sold 3,566,473 14,009 —
From Adviser 9,172 4,779 13,690
Reclaims — — 128,315
Variation margin on open futures contracts — — 180
Prepaid expenses 2,934 130 68
Total Assets 1,034,093,389 54,330,607 41,303,717
Liabilities:
Payables:
Collateral received on loaned securities 315,892 117,436 317,548
Capital shares redeemed 14,158,339 — —
Variation margin on open futures contracts 4,288 3,160 —
Accrued expenses and other payables:
Investment advisory fees 271,347 13,989 13,521
Administration fees 16,830 933 754
Custodian fees 22,308 1,406 31,912
Compliance fees 862 47 35
Trustees' fees — 14 93
Other accrued expenses 48,819 15,291 33,620
Total Liabilities 14,838,685 152,276 397,483
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,486,347,904 100,694,887 65,268,733
Total accumulated earnings/(loss) (467,093,200) (46,516,556) (24,362,499)
Net Assets $ 1,019,254,704 $ 54,178,331 $ 40,906,234
Shares outstanding (unlimited shares authorized, no par value): 18,000,000 1,100,000 1,350,000
Net asset value: $ 56 .63 $ 49 .25 $ 30 .30
(a) Includes $304,576 of securities on loan.
(b) Includes $112,383 of securities on loan.
(c) Includes $200,643 of securities on loan.

Statements of Assets and Liabilities
December 31, 2023

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
Nasdaq Next 50
ETF
VictoryShares
Core Plus
Intermediate Bond
ETF
VictoryShares
Corporate Bond
ETF
Assets:
Investments,
at value (Cost $83,116,449, $267,692,736 and $137,859,264) $ 85,792,935 $ 259,894,765 (a) $ 125,789,364 (b)
Cash 112,671 2,856,620 80,743
Deposit with broker for futures contracts 178,136 1,755,345 —
Receivables:
Interest and dividends 30,413 1,849,687 1,145,590
Investments sold — 1,234 —
From Adviser 6,689 6,072 3,682
Variation margin on open futures contracts — 1,031 —
Prepaid expenses 137 248 147
Total Assets 86,120,981 266,365,002 127,019,526
Liabilities:
Payables:
Collateral received on loaned securities — 1,565,748 1,401,956
Investments purchased — 4,649,528 —
Variation margin on open futures contracts 1,340 9,375 —
Accrued expenses and other payables:
Investment advisory fees 10,583 74,165 34,998
Administration fees 1,462 5,259 2,743
Custodian fees 691 1,658 4,659
Compliance fees 67 — 87
Trustees' fees 130 484 233
Other accrued expenses 21,945 8,280 10,432
Total Liabilities 36,218 6,314,497 1,455,108
Commitments and contingencies (Note 5 )
Net Assets:
Capital 118,167,597 288,582,207 143,480,445
Total accumulated earnings/(loss) (32,082,834) (28,531,702) (17,916,027)
Net Assets $ 86,084,763 $ 260,050,505 $ 125,564,418
Shares outstanding (unlimited shares authorized, no par value): 3,175,000 12,000,000 5,925,000
Net asset value: $ 27 .11 $ 21 .67 $ 21 .19
(a) Includes $1,498,007 of securities on loan.
(b) Includes $1,350,472 of securities on loan.

Statements of Assets and Liabilities
December 31, 2023

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
THB Mid Cap
ESG ETF
VictoryShares
WestEnd U.S.
Sector ETF
VictoryShares
Free Cash Flow
ETF
Assets:
Investments,
at value (Cost $2,221,602, $223,903,829 and $117,523,999) $ 2,630,658 $ 262,158,078 (a) $ 124,249,471
Cash 10,826 560,928 318,787
Deposit with broker for futures contracts — 400,669 55,027
Receivables:
Interest and dividends 3,588 314,295 31,443
Capital shares issued — 326,164 —
From Adviser 3,405 — 5,971
Reclaims — 288 —
Prepaid expenses 3 541 16,714
Total Assets 2,648,480 263,760,963 124,677,413
Liabilities:
Payables:
Collateral received on loaned securities — 4,400 —
Investments purchased — 320,124 —
Variation margin on open futures contracts — 2,450 67
Accrued expenses and other payables:
Investment advisory fees 1,082 86,860 34,537
Administration fees 61 4,362 2,161
Custodian fees 892 1,801 547
Compliance fees 2 194 100
Trustees' fees 50 1,441 1,378
Other accrued expenses 12,799 18,367 5,097
Total Liabilities 14,886 439,999 43,887
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,373,729 227,202,346 114,603,522
Total accumulated earnings/(loss) 259,865 36,118,618 10,030,004
Net Assets $ 2,633,594 $ 263,320,964 $ 124,633,526
Shares outstanding (unlimited shares authorized, no par value): 100,000 8,090,000 4,400,000
Net asset value: $ 26 .34 $ 32 .55 $ 28 .33
(a) Includes $4,210 of securities on loan.

Statements of Assets and Liabilities
December 31, 2023

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
Small Cap Free
Cash Flow ETF
Assets:
Investments,
at value (Cost $2,487,702) $ 2,520,563
Cash 11,298
Deposit with broker for futures contracts 1,000
Receivables:
Interest and dividends 217
From Adviser 3,996
Total Assets 2,537,074
Liabilities:
Payables:
Accrued expenses and other payables:
Investment advisory fees 345
Administration fees 17
Custodian fees 301
Compliance fees 13
Trustees' fees 273
Other accrued expenses 3,423
Total Liabilities 4,372
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,500,000
Total accumulated earnings/(loss) 32,702
Net Assets $ 2,532,702
Shares outstanding (unlimited shares authorized, no par value): 100,000
Net asset value: $ 25 .33

Statements of Operations
For the Six Months Ended December 31, 2023

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares US
500 Volatility Wtd
ETF
VictoryShares
US Small Cap
Volatility Wtd ETF
VictoryShares
International
Volatility Wtd ETF
Investment Income:
Dividends $ 5,094,439  $ 238,365  $ 1,086,609
Affiliated dividend income —  1,244  —
Interest 37,177  1,918  10,566
Securities lending (net of fees) 6,657  1,280  7,907
Foreign tax withholding (264) (224) (126,749)
Total Income 5,138,009  242,583  978,333
Expenses:
Investment advisory fees 795,347  42,028  173,360
Administration fees 147,302  7,789  24,081
Sub-Administration fees 9,771  9,771  9,817
Custodian fees 13,212  1,822  49,917
Trustees' fees 18,933  1,970  3,974
Compliance fees 2,456  128  400
Legal and audit fees 23,730  5,068  10,019
Line of credit fees —  —  34
Printing fees —  4,328  —
Other expenses 30,987  4,358  10,000
Total Expenses 1,041,738  77,262  281,602
Expenses waived/reimbursed by Adviser (113,820) (28,172) (86,530)
Net Expenses 927,918  49,090  195,072
Net Investment Income (Loss) 4,210,091  193,493  783,261
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities —  9,494  —
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 2,795,190  (214,691) (52,412)
Net realized gains (losses) from futures contracts 118,811  5,972  (5,555)
Net realized gains (losses) from in-kind redemptions 6,848,573  1,973,971  —
Net change in unrealized appreciation/depreciation on affiliated investment securities —  (4,773) —
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations 17,168,332  1,248,626  3,892,964
Net change in unrealized appreciation/depreciation on futures contracts (34,121) 6,424  (720)
Net realized/unrealized gains (losses) on investments 26,896,785  3,025,023  3,834,277
Change in net assets resulting from operations $ 31,106,876  $ 3,218,516  $ 4,617,538

Statements of Operations
For the Six Months Ended December 31, 2023

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares US
Large Cap High
Div Volatility Wtd
ETF
VictoryShares US
Small Cap High
Div Volatility Wtd
ETF
VictoryShares
International High
Div Volatility Wtd
ETF
Investment Income:
Dividends $ 7,577,928  $ 7,272,289  $ 355,251
Interest 26,103  25,589  2,199
Securities lending (net of fees) 12,347  53,919  3,714
Foreign tax withholding —  —  (46,310)
Total Income 7,616,378  7,351,797  314,854
Expenses:
Investment advisory fees 525,697  526,229  35,741
Administration fees 97,341  97,424  4,966
Sub-Administration fees 9,771  9,771  9,771
Custodian fees 9,223  9,440  12,322
Trustees' fees 12,993  13,184  1,648
Compliance fees 1,631  1,651  81
Legal and audit fees 17,087  16,971  7,344
Line of credit fees —  —  48
Printing fees —  —  3,885
Other expenses 23,835  25,758  3,918
Total Expenses 697,578  700,428  79,724
Expenses waived/reimbursed by Adviser (84,396) (86,935) (39,485)
Net Expenses 613,182  613,493  40,239
Net Investment Income (Loss) 7,003,196  6,738,304  274,615
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 452,898  463,376  114,135
Net realized gains (losses) from futures contracts 60,512  38,051  794
Net realized gains (losses) from in-kind redemptions 1,350,100  4,240,706  —
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 9,905,605  23,906,687  957,986
Net change in unrealized appreciation/depreciation on futures contracts (31,149) 49,400  3,269
Net realized/unrealized gains (losses) on investments 11,737,966  28,698,220  1,076,184
Change in net assets resulting from operations $ 18,741,162  $ 35,436,524  $ 1,350,799

Statements of Operations
For the Six Months Ended December 31, 2023

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
Dividend
Accelerator ETF
VictoryShares
US Multi-Factor
Minimum Volatility
ETF
VictoryShares
US 500 Enhanced
Volatility Wtd ETF
Investment Income:
Dividends $ 3,129,053  $ 1,386,962  $ 6,570,968
Interest 16,464  11,758  19,635
Securities lending (net of fees) 11  —  8,250
Foreign tax withholding —  —  (267)
Total Income 3,145,528  1,398,720  6,598,586
Expenses:
Investment advisory fees 376,324  188,926  867,375
Administration fees 69,700  35,007  160,531
Sub-Administration fees 9,771  9,771  9,771
Custodian fees 6,830  3,948  14,390
Trustees' fees 9,300  5,125  22,217
Compliance fees 1,149  563  2,820
Legal and audit fees 13,397  8,560  25,830
Other expenses 15,804  11,215  37,697
Recoupment of prior expenses waived/reimbursed by Adviser —  37  —
Total Expenses 502,275  263,152  1,140,631
Expenses waived/reimbursed by Adviser (63,115) (42,599) (130,442)
Net Expenses 439,160  220,553  1,010,189
Net Investment Income (Loss) 2,706,368  1,178,167  5,588,397
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (2,001,482) (2,958,572) (35,050,506)
Net realized gains (losses) from futures contracts 43,077  33,734  53,274
Net realized gains (losses) from in-kind redemptions 3,324,445  7,298,868  32,720,457
Net change in unrealized appreciation/depreciation on investment securities 6,726,419  132,543  (10,379,254)
Net change in unrealized appreciation/depreciation on futures contracts (11,353) 93  746
Net realized/unrealized gains (losses) on investments 8,081,106  4,506,666  (12,655,283)
Change in net assets resulting from operations $ 10,787,474  $ 5,684,833  $ (7,066,886)

Statements of Operations
For the Six Months Ended December 31, 2023

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
US EQ Income
Enhanced Volatility
Wtd ETF
VictoryShares
US Discovery
Enhanced Volatility
Wtd ETF
VictoryShares
Developed
Enhanced Volatility
Wtd ETF
Investment Income:
Dividends $ 30,968,482  $ 1,136,276  $ 751,492
Affiliated dividend income —  1,682  —
Interest 32,957  1,373  4,549
Securities lending (net of fees) 4,164  1,244  1,763
Foreign tax withholding —  (339) (56,963)
Total Income 31,005,603  1,140,236  700,841
Expenses:
Investment advisory fees 1,930,596  98,088  88,965
Administration fees 357,255  18,154  12,352
Sub-Administration fees 9,771  9,771  9,771
Custodian fees 24,925  2,400  61,879
Trustees' fees 49,601  3,467  2,624
Compliance fees 6,364  320  213
Legal and audit fees 51,814  6,510  8,424
Line of credit fees —  —  31
Printing fees 56,964  8,154  5,449
Other expenses 25,756  4,883  5,303
Total Expenses 2,513,046  151,747  195,011
Expenses waived/reimbursed by Adviser (266,231) (37,540) (95,011)
Net Expenses 2,246,815  114,207  100,000
Net Investment Income (Loss) 28,758,788  1,026,029  600,841
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities —  12,025  —
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions (31,017,613) (5,196,604) (2,358,844)
Net realized gains (losses) from futures contracts 70,053  16,346  (22,867)
Net realized gains (losses) from in-kind redemptions 13,365,495  1,862,475  214,378
Net change in unrealized appreciation/depreciation on affiliated investment securities —  (9,390) —
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations (7,291,991) (643,996) 1,186,379
Net change in unrealized appreciation/depreciation on futures contracts (181,226) 4,788  5,541
Net realized/unrealized gains (losses) on investments (25,055,282) (3,954,356) (975,413)
Change in net assets resulting from operations $ 3,703,506  $ (2,928,327) $ (374,572)

Statements of Operations
For the Six Months Ended December 31, 2023

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
Nasdaq Next 50
ETF
VictoryShares Core
Plus Intermediate
Bond ETF
VictoryShares
Corporate Bond
ETF
Investment Income:
Dividends $ 315,427  $ —  $ —
Interest 6,261  5,768,025  2,293,271
Securities lending (net of fees) 171  3,417  6,994
Total Income 321,859  5,771,442  2,300,265
Expenses:
Investment advisory fees 64,280  395,939  189,505
Administration fees 23,803  62,875  30,089
Sub-Administration fees 9,771  11,347  4,873
Custodian fees 3,319  5,738  6,890
Trustees' fees 4,048  8,394  4,613
Compliance fees 406  1,599  491
Legal and audit fees 7,194  13,422  8,708
Licensing fees 14,500  —  —
Other expenses 4,581  21,770  10,828
Total Expenses 131,902  521,084  255,997
Expenses waived/reimbursed by Adviser (54,866) (68,078) (39,201)
Net Expenses 77,036  453,006  216,796
Net Investment Income (Loss) 244,823  5,318,436  2,083,469
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 1,668,156  (4,000,499) (823,786)
Net realized gains (losses) from futures contracts 26,859  (964,675) —
Net realized gains (losses) from in-kind redemptions 1,461,334  —  —
Net change in unrealized appreciation/depreciation on investment securities (730,618) 8,348,325  4,684,936
Net change in unrealized appreciation/depreciation on futures contracts 2,279  891,263  —
Net realized/unrealized gains (losses) on investments 2,428,010  4,274,414  3,861,150
Change in net assets resulting from operations $ 2,672,833  $ 9,592,850  $ 5,944,619

Statements of Operations
For the Six Months Ended December 31, 2023

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares THB
Mid Cap ESG ETF
VictoryShares
WestEnd U.S.
Sector ETF
VictoryShares Free
Cash Flow ETF
Investment Income:
Dividends $ 11,975  $ 1,802,651  $ 853,535
Interest 523  4,083  2,691
Securities lending (net of fees) —  739  — (a)
Total Income 12,498  1,807,473  856,226
Expenses:
Investment advisory fees 6,112  445,229  148,745
Administration fees 679  61,876  23,572
Sub-Administration fees 8,519  9,771  8,749
Custodian fees 988  5,584  1,892
Trustees' fees 1,143  7,300  2,637
Compliance fees 11  969  320
Legal and audit fees 4,065  12,204  16,245
Printing fees 3,187  —  —
Other expenses 2,460  4,544  5,754
Recoupment of prior expenses waived/reimbursed by Adviser —  2,869  —
Total Expenses 27,164  550,346  207,914
Expenses waived/reimbursed by Adviser (20,437) (37,295) (41,499)
Net Expenses 6,727  513,051  166,415
Net Investment Income (Loss) 5,771  1,294,422  689,811
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (41,738) (1,423,971) (1,610,842)
Net realized gains (losses) from futures contracts —  107,874  15,751
Net realized gains (losses) from in-kind redemptions —  1,182,222  4,899,285
Net change in unrealized appreciation/depreciation on investment securities 192,350  12,643,041  6,097,277
Net change in unrealized appreciation/depreciation on futures contracts —  (25,858) 8,523
Net realized/unrealized gains (losses) on investments 150,612  12,483,308  9,409,994
Change in net assets resulting from operations $ 156,383  $ 13,777,730  $ 10,099,805
(a) Rounds to less than $1.

Statements of Operations
For the Six Months Ended December 31, 2023

See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
Small Cap Free
Cash Flow ETF (a)
Investment Income:
Dividends $ 216
Total Income 216
Expenses:
Investment advisory fees 345
Administration fees 43
Sub-Administration fees 580
Custodian fees 301
Trustees' fees 273
Compliance fees 13
Legal and audit fees 1,095
Printing fees 412
Other expenses 1,335
Total Expenses 4,397
Expenses waived/reimbursed by Adviser (4,022)
Net Expenses 375
Net Investment Income (Loss) (159)
Realized/Unrealized Gains (Losses) from Investments:
Net change in unrealized appreciation/depreciation on investment securities 32,861
Net realized/unrealized gains (losses) on investments 32,861
Change in net assets resulting from operations $ 32,702
(a) Commencement of operations on December 21, 2023.

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US 500 Volatility
Wtd ETF
VictoryShares US Small Cap
Volatility Wtd ETF
VictoryShares International
Volatility Wtd ETF
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 4,210,091 $ 8,981,321 $ 193,493 $ 367,055 $ 783,261 $ 2,450,702
Net realized gains (losses) 9,762,574 7,041,312 1,774,746 (2,444,583) (57,967) (2,583,395)
Net change in unrealized appreciation/
depreciation 17,134,211 48,767,816 1,250,277 3,884,433 3,892,244 10,825,680
Change in net assets resulting from
operations 31,106,876 64,790,449 3,218,516 1,806,905 4,617,538 10,692,987
Change in net assets resulting from
distributions to shareholders (4,744,989) (9,175,277) (229,809) (367,935) (1,171,896) (2,096,106)
Change in net assets resulting from capital
transactions (25,009,616) (40,793,455) 3,015,348 3,203,232 — (13,110,586)
Change in net assets 1,352,271 14,821,717 6,004,055 4,642,202 3,445,642 (4,513,705)
Net Assets:
Beginning of period 548,224,283 533,402,566 27,258,965 22,616,763 88,199,058 92,712,763
End of period $ 549,576,554 $ 548,224,283 $ 33,263,020 $ 27,258,965 $ 91,644,700 $ 88,199,058
Capital Transactions:
Proceeds from shares issued $ — $ 33,673,141 $ 12,478,697 $ 3,203,232 $ — $ —
Cost of shares redeemed (25,009,616) (74,466,596) (9,463,349) — — (13,110,586)
Change in net assets resulting from capital
transactions $ (25,009,616) $ (40,793,455) $ 3,015,348 $ 3,203,232 $ — $ (13,110,586)
Share Transactions:
Issued — 500,000 200,000 50,000 — —
Redeemed (350,000) (1,100,000) (150,000) — — (350,000)
Change in Shares (350,000) (600,000) 50,000 50,000 — (350,000)

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US Large Cap
High Div Volatility Wtd ETF
VictoryShares US Small Cap
High Div Volatility Wtd ETF
VictoryShares International High
Div Volatility Wtd ETF
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,003,196 $ 12,224,498 $ 6,738,304 $ 13,391,717 $ 274,615 $ 872,804
Net realized gains (losses) 1,863,510 (1,884,403) 4,742,133 (38,153,086) 114,929 (892,781)
Net change in unrealized appreciation/
depreciation 9,874,456 (11,279,363) 23,956,087 29,183,078 961,255 1,868,811
Change in net assets resulting from
operations 18,741,162 (939,268) 35,436,524 4,421,709 1,350,799 1,848,834
Change in net assets resulting from
distributions to shareholders (8,185,524) (11,863,065) (7,942,332) (13,131,585) (411,893) (931,936)
Change in net assets resulting from capital
transactions (21,634,980) 90,384,985 (71,472,447) 123,670,332 1,528,054 —
Change in net assets (11,079,342) 77,582,652 (43,978,255) 114,960,456 2,466,960 916,898
Net Assets:
Beginning of period 361,889,700 284,307,048 384,979,388 270,018,932 16,954,915 16,038,017
End of period $ 350,810,358 $ 361,889,700 $ 341,001,133 $ 384,979,388 $ 19,421,875 $ 16,954,915
Capital Transactions:
Proceeds from shares issued $ 5,739,757 $ 212,722,454 $ — $ 149,877,921 $ 1,528,054 $ —
Cost of shares redeemed (27,374,737) (122,337,469) (71,472,447) (26,207,589) — —
Change in net assets resulting from capital
transactions $ (21,634,980) $ 90,384,985 $ (71,472,447) $ 123,670,332 $ 1,528,054 $ —
Share Transactions:
Issued 100,000 3,650,000 — 2,850,000 50,000 —
Redeemed (500,000) (2,150,000) (1,400,000) (500,000) — —
Change in Shares (400,000) 1,500,000 (1,400,000) 2,350,000 50,000 —

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Dividend
Accelerator ETF
VictoryShares US Multi-Factor
Minimum Volatility ETF
VictoryShares US 500 Enhanced
Volatility Wtd ETF
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,706,368 $ 4,698,037 $ 1,178,167 $ 2,425,819 $ 5,588,397 $ 16,379,021
Net realized gains (losses) 1,366,040 7,405,166 4,374,030 (2,868,332) (2,276,775) (66,939,161)
Net change in unrealized appreciation/
depreciation 6,715,066 14,319,654 132,636 15,747,650 (10,378,508) 51,386,069
Change in net assets resulting from
operations 10,787,474 26,422,857 5,684,833 15,305,137 (7,066,886) 825,929
Change in net assets resulting from
distributions to shareholders (3,217,579) (4,655,305) (1,240,692) (2,502,620) (5,915,862) (34,559,845)
Change in net assets resulting from capital
transactions 4,496,845 (47,677,567) 10,154,728 (7,997,571) (163,937,895) (188,251,988)
Change in net assets 12,066,740 (25,910,015) 14,598,869 4,804,946 (176,920,643) (221,985,904)
Net Assets:
Beginning of period 251,999,366 277,909,381 124,245,658 119,440,712 669,367,477 891,353,381
End of period $ 264,066,106 $ 251,999,366 $ 138,844,527 $ 124,245,658 $ 492,446,834 $ 669,367,477
Capital Transactions:
Proceeds from shares issued $ 22,594,060 $ 128,993,937 $ 46,677,892 $ 1,780,287 $ — $ 16,350,615
Cost of shares redeemed (18,097,215) (176,671,504) (36,523,164) (9,777,858) (163,937,895) (204,602,603)
Change in net assets resulting from capital
transactions $ 4,496,845 $ (47,677,567) $ 10,154,728 $ (7,997,571) $ (163,937,895) $ (188,251,988)
Share Transactions:
Issued 500,000 2,850,000 1,150,000 50,000 — 250,000
Redeemed (400,000) (4,100,000) (900,000) (250,000) (2,750,000) (3,250,000)
Change in Shares 100,000 (1,250,000) 250,000 (200,000) (2,750,000) (3,000,000)

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US EQ Income
Enhanced Volatility Wtd ETF
VictoryShares US Discovery
Enhanced Volatility Wtd ETF
VictoryShares Developed
Enhanced Volatility Wtd ETF
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 28,758,788 $ 68,305,558 $ 1,026,029 $ 1,926,952 $ 600,841 $ 1,303,224
Net realized gains (losses) (17,582,065) (305,361,466) (3,305,758) (7,818,486) (2,167,333) (186,268)
Net change in unrealized appreciation/
depreciation (7,473,217) 33,269,824 (648,598) 2,233,866 1,191,920 2,052,060
Change in net assets resulting from
operations 3,703,506 (203,786,084) (2,928,327) (3,657,668) (374,572) 3,169,016
Change in net assets resulting from
distributions to shareholders (34,148,980) (68,224,365) (1,262,299) (1,766,283) (875,962) (1,092,732)
Change in net assets resulting from capital
transactions (535,504,278) (50,180,940) (19,750,951) 11,965,845 (5,728,808) 10,460,181
Change in net assets (565,949,752) (322,191,389) (23,941,577) 6,541,894 (6,979,342) 12,536,465
Net Assets:
Beginning of period 1,585,204,456 1,907,395,845 78,119,908 71,578,014 47,885,576 35,349,111
End of period $ 1,019,254,704 $ 1,585,204,456 $ 54,178,331 $ 78,119,908 $ 40,906,234 $ 47,885,576
Capital Transactions:
Proceeds from shares issued $ 8,672,571 $ 818,048,115 $ — $ 22,466,364 $ — $ 12,011,857
Cost of shares redeemed (544,176,849) (868,229,055) (19,750,951) (10,500,519) (5,728,808) (1,551,676)
Change in net assets resulting from capital
transactions $ (535,504,278) $ (50,180,940) $ (19,750,951) $ 11,965,845 $ (5,728,808) $ 10,460,181
Share Transactions:
Issued 150,000 12,500,000 — 400,000 — 400,000
Redeemed (9,650,000) (13,850,000) (400,000) (200,000) (200,000) (50,000)
Change in Shares (9,500,000) (1,350,000) (400,000) 200,000 (200,000) 350,000

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Nasdaq Next 50
ETF
VictoryShares Core Plus
Intermediate Bond ETF
VictoryShares Corporate Bond
ETF
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 244,823 $ 724,631 $ 5,318,436 $ 8,650,654 $ 2,083,469 $ 3,390,591
Net realized gains (losses) 3,156,349 (8,575,509) (4,965,174) (10,921,938) (823,786) (3,943,739)
Net change in unrealized appreciation/
depreciation (728,339) 20,902,163 9,239,588 5,953,984 4,684,936 2,399,749
Change in net assets resulting from
operations 2,672,833 13,051,285 9,592,850 3,682,700 5,944,619 1,846,601
Change in net assets resulting from
distributions to shareholders (314,164) (894,257) (6,022,739) (8,523,875) (2,463,287) (3,314,390)
Change in net assets resulting from capital
transactions (13,967,278) (9,827,290) 42,635,997 4,956,424 16,596,989 2,631,018
Change in net assets (11,608,609) 2,329,738 46,206,108 115,249 20,078,321 1,163,229
Net Assets:
Beginning of period 97,693,372 95,363,634 213,844,397 213,729,148 105,486,097 104,322,868
End of period $ 86,084,763 $ 97,693,372 $ 260,050,505 $ 213,844,397 $ 125,564,418 $ 105,486,097
Capital Transactions:
Proceeds from shares issued $ 1,352,413 $ 1,876,609 $ 42,635,997 $ 4,956,424 $ 16,596,989 $ 2,631,018
Cost of shares redeemed (15,319,691) (11,703,899) — — — —
Change in net assets resulting from capital
transactions $ (13,967,278) $ (9,827,290) $ 42,635,997 $ 4,956,424 $ 16,596,989 $ 2,631,018
Share Transactions:
Issued 50,000 75,000 2,025,000 225,000 800,000 125,000
Redeemed (600,000) (475,000) — — — —
Change in Shares (550,000) (400,000) 2,025,000 225,000 800,000 125,000

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares THB Mid Cap
ESG ETF
VictoryShares WestEnd U.S.
Sector ETF
VictoryShares Free Cash Flow
ETF
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six
Months
Ended
December 31,
2023
(Unaudited)
For the Period
October 12,
2022
(a)
through
June 30, 2023
Six
Months
Ended
December 31,
2023
(Unaudited)
For the Period
June 22, 2023
(a)
through
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,771 $ 3,554 $ 1,294,422 $ 1,456,104 $ 689,811 $ 8,322
Net realized gains (losses) (41,738) (103,867) (133,875) 3,056,443 3,304,194 —
Net change in unrealized appreciation/
depreciation 192,350 534,124 12,617,183 25,643,899 6,105,800 628,195
Change in net assets resulting from
operations 156,383 433,811 13,777,730 30,156,446 10,099,805 636,517
Change in net assets resulting from
distributions to shareholders (10,239) — (1,421,164) (1,328,708) (706,318) —
Change in net assets resulting from capital
transactions — — 69,630,856 152,505,804 70,540,489 44,063,033
Change in net assets 146,144 433,811 81,987,422 181,333,542 79,933,976 44,699,550
Net Assets:
Beginning of period 2,487,450 2,053,639 181,333,542 — 44,699,550 —
End of period $ 2,633,594 $ 2,487,450 $ 263,320,964 $ 181,333,542 $ 124,633,526 $ 44,699,550
Capital Transactions:
Proceeds from shares issued $ — $ — $ 75,478,149 $ 301,363,158 $ 101,038,639 $ 44,063,033
Cost of shares redeemed — — (5,847,293) (148,857,354) (30,498,150) —
Change in net assets resulting from capital
transactions $ — $ — $ 69,630,856 $ 152,505,804 $ 70,540,489 $ 44,063,033
Share Transactions:
Issued — — 2,430,000 11,420,000 3,750,000 1,760,000
Redeemed — — (190,000) (5,570,000) (1,110,000) —
Change in Shares — — 2,240,000 5,850,000 2,640,000 1,760,000
(a) Commencement of operations.

Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares
Small Cap Free
Cash Flow ETF
For the Period
December 21,
2023
(a)
through
December
31, 2023
(Unaudited)
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (159)
Net realized gains (losses) —
Net change in unrealized appreciation/depreciation 32,861
Change in net assets resulting from operations 32,702
Change in net assets resulting from distributions to shareholders —
Change in net assets resulting from capital transactions 2,500,000
Change in net assets 2,532,702
Net Assets:
Beginning of period —
End of period $ 2,532,702
Capital Transactions:
Proceeds from shares issued $ 2,500,000
Change in net assets resulting from capital transactions $ 2,500,000
Share Transactions:
Issued 100,000
Change in Shares 100,000
(a) Commencement of operations.

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
173
See notes to financial statements.
VictoryShares US 500 Volatility Wtd ETF
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $71.20 $64.27 $71.26 $50.57 $52.46 $49.34
Investment Activities:
Net investment income (loss)(a) 0.56 1.08 0.94 0.69 0.77 0.73
Net realized and unrealized gains (losses) 3.65 6.95 (6.99) 20.68 (1.88) 3.09
Total from Investment Activities 4.21 8.03 (6.05) 21.37 (1.11) 3.82
Distributions to Shareholders from:
Net investment income (0.64) (1.10) (0.94) (0.68) (0.78) (0.70)
Total Distributions (0.64) (1.10) (0.94) (0.68) (0.78) (0.70)
Net Asset Value, End of Period $74.77 $71.20 $64.27 $71.26 $50.57 $52.46
Total Return(b)(c) 5.96% 12.62% (8.63)% 42.51% (2.12)% 7.86%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 1.59% 1.59% 1.30% 1.13% 1.49% 1.48%
Gross Expenses(d)(e) 0.39% 0.39% 0.38% 0.39% 0.40% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $549,577 $548,224 $533,403 $705,437 $670,005 $731,775
Portfolio Turnover(b)(f) 12% 24% 21% 34% 28% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
174
See notes to financial statements.
VictoryShares US Small Cap Volatility Wtd ETF
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $60.58 $56.54 $64.96 $40.22 $45.87 $48.54
Investment Activities:
Net investment income (loss)(a) 0.42 0.88 0.86 0.70 0.59 0.63
Net realized and unrealized gains (losses) 6.03 4.05 (8.44) 24.76 (5.62) (2.62)
Total from Investment Activities 6.45 4.93 (7.58) 25.46 (5.03) (1.99)
Distributions to Shareholders from:
Net investment income (0.50) (0.88) (0.84) (0.72) (0.62) (0.68)
Total Distributions (0.50) (0.88) (0.84) (0.72) (0.62) (0.68)
Net Asset Value, End of Period $66.53 $60.58 $56.54 $64.96 $40.22 $45.87
Total Return(b)(c) 10.71% 8.75% (11.82)% 63.72% (11.00)% (4.07)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 1.38% 1.47% 1.33% 1.30% 1.35% 1.36%
Gross Expenses(d)(e) 0.55% 0.58% 0.58% 0.55% 0.55% 0.46%
Supplemental Data:
Net Assets at end of period (000's) $33,263 $27,259 $22,617 $25,986 $16,089 $29,814
Portfolio Turnover(b)(f) 24% 68% 55% 71% 50% 62%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares International Volatility Wtd ETF
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $40.09 $36.36 $44.89 $34.63 $38.12 $39.09
Investment Activities:
Net investment income (loss)(a) 0.36 1.05 1.20 0.95 0.77 1.17
Net realized and unrealized gains (losses) 1.74 3.60 (8.23) 10.25 (3.51) (1.07)
Total from Investment Activities 2.10 4.65 (7.03) 11.20 (2.74) 0.10
Distributions to Shareholders from:
Net investment income (0.53) (0.92) (1.50) (0.94) (0.75) (1.07)
Total Distributions (0.53) (0.92) (1.50) (0.94) (0.75) (1.07)
Net Asset Value, End of Period $41.66 $40.09 $36.36 $44.89 $34.63 $38.12
Total Return(b)(c) 5.33% 12.96% (16.10)% 32.59% (7.23)% 0.33%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss)(d) 1.81% 2.80% 2.79% 2.34% 2.12% 3.14%
Gross Expenses(d)(e) 0.65% 0.64% 0.58% 0.63% 0.64% 0.73%
Supplemental Data:
Net Assets at end of period (000's) $91,645 $88,199 $92,713 $116,710 $83,120 $36,215
Portfolio Turnover(b)(f) 14% 30% 32% 45% 41% 53%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
176
See notes to financial statements.
VictoryShares US Large Cap High Div Volatility Wtd ETF
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $56.55 $58.02 $56.68 $39.52 $47.03 $45.06
Investment Activities:
Net investment income (loss)(a) 1.13 2.04 1.84 1.45 1.58 1.51
Net realized and unrealized gains (losses) 2.12 (1.52) 1.30 17.10 (7.44) 1.83
Total from Investment Activities 3.25 0.52 3.14 18.55 (5.86) 3.34
Distributions to Shareholders from:
Net investment income (1.33) (1.99) (1.80) (1.39) (1.65) (1.37)
Total Distributions (1.33) (1.99) (1.80) (1.39) (1.65) (1.37)
Net Asset Value, End of Period $58.47 $56.55 $58.02 $56.68 $39.52 $47.03
Total Return(b)(c) 5.87% 0.86% 5.50% 47.74% (12.78)% 7.59%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 4.00% 3.51% 3.06% 3.04% 3.47% 3.33%
Gross Expenses(d)(e) 0.40% 0.40% 0.40% 0.41% 0.41% 0.42%
Supplemental Data:
Net Assets at end of period (000's) $350,810 $361,890 $284,307 $221,056 $193,635 $331,527
Portfolio Turnover(b)(f) 23% 47% 43% 67% 56% 66%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Small Cap High Div Volatility Wtd ETF
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $51.33 $52.43 $59.95 $36.75 $44.28 $45.96
Investment Activities:
Net investment income (loss)(a) 0.99 1.97 1.83 1.85 1.53 1.38
Net realized and unrealized gains (losses) 4.77 (1.14) (7.52) 23.26 (7.47) (1.74)
Total from Investment Activities 5.76 0.83 (5.69) 25.11 (5.94) (0.36)
Distributions to Shareholders from:
Net investment income (1.19) (1.93) (1.83) (1.91) (1.59) (1.32)
Total Distributions (1.19) (1.93) (1.83) (1.91) (1.59) (1.32)
Net Asset Value, End of Period $55.90 $51.33 $52.43 $59.95 $36.75 $44.28
Total Return(b)(c) 11.44% 1.62% (9.76)% 69.75% (13.61)% (0.70)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 3.84% 3.77% 3.14% 3.51% 3.69% 3.10%
Gross Expenses(d)(e) 0.40% 0.40% 0.40% 0.42% 0.44% 0.44%
Supplemental Data:
Net Assets at end of period (000's) $341,001 $384,979 $270,019 $251,797 $66,142 $75,277
Portfolio Turnover(b)(f) 36% 82% 68% 104% 68% 83%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
178
See notes to financial statements.
VictoryShares International High Div Volatility Wtd ETF
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $30.83 $29.16 $32.83 $25.32 $32.43 $33.94
Investment Activities:
Net investment income (loss)(a) 0.47 1.59 1.80 1.11 1.02 1.63
Net realized and unrealized gains (losses) 1.78 1.77 (3.63) 7.73 (7.13) (1.48)
Total from Investment Activities 2.25 3.36 (1.83) 8.84 (6.11) 0.15
Distributions to Shareholders from:
Net investment income (0.71) (1.69) (1.84) (1.33) (1.00) (1.66)
Total Distributions (0.71) (1.69) (1.84) (1.33) (1.00) (1.66)
Net Asset Value, End of Period $32.37 $30.83 $29.16 $32.83 $25.32 $32.43
Total Return(b)(c) 7.46% 11.99% (5.92)% 35.49% (19.22)% 0.58%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss)(d) 3.07% 5.38% 5.57% 3.95% 3.45% 5.06%
Gross Expenses(d)(e) 0.89% 0.95% 0.85% 0.66% 0.57% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $19,422 $16,955 $16,038 $22,978 $62,042 $40,540
Portfolio Turnover(b)(f) 37% 71% 62% 111% 71% 76%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Dividend Accelerator ETF
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $46.24 $41.48 $44.12 $33.14 $32.90 $28.41
Investment Activities:
Net investment income (loss)(a) 0.49 0.87 0.70 0.66 0.55 0.48
Net realized and unrealized gains (losses) 1.43 4.75 (2.63) 10.95 0.19 4.47
Total from Investment Activities 1.92 5.62 (1.93) 11.61 0.74 4.95
Distributions to Shareholders from:
Net investment income (0.58) (0.86) (0.71) (0.63) (0.50) (0.46)
Total Distributions (0.58) (0.86) (0.71) (0.63) (0.50) (0.46)
Net Asset Value, End of Period $47.58 $46.24 $41.48 $44.12 $33.14 $32.90
Total Return(b)(c) 4.22% 13.68% (4.49)% 35.33% 2.23% 17.60%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 2.16% 1.97% 1.55% 1.67% 1.65% 1.57%
Gross Expenses(d)(e) 0.40% 0.40% 0.39% 0.40% 0.42% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $264,066 $251,999 $277,909 $344,154 $235,277 $16,450
Portfolio Turnover(b)(f) 6% 54% 43% 41% 74% 62%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
180
See notes to financial statements.
VictoryShares US Multi-Factor Minimum Volatility ETF
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $40.74 $36.75 $38.15 $30.73 $30.87 $27.58
Investment Activities:
Net investment income (loss)(a) 0.38 0.76 0.66 0.62 0.70 0.73
Net realized and unrealized gains (losses) 1.35 4.01 (1.39) 7.43 (0.14) 3.20
Total from Investment Activities 1.73 4.77 (0.73) 8.05 0.56 3.93
Distributions to Shareholders from:
Net investment income (0.40) (0.78) (0.67) (0.63) (0.70) (0.64)
Total Distributions (0.40) (0.78) (0.67) (0.63) (0.70) (0.64)
Net Asset Value, End of Period $42.07 $40.74 $36.75 $38.15 $30.73 $30.87
Total Return(b)(c) 4.30% 13.15% (2.04)% 26.47% 1.82% 14.47%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 1.87% 1.98% 1.66% 1.80% 2.23% 2.50%
Gross Expenses(d)(e) 0.42% 0.42% 0.41% 0.41% 0.42% 0.48%
Supplemental Data:
Net Assets at end of period (000's) $138,845 $124,246 $119,441 $164,065 $155,182 $43,213
Portfolio Turnover(b)(f) 20% 73% 63% 56% 69% 34%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US 500 Enhanced Volatility Wtd ETF
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $61.69 $64.36 $71.28 $51.88 $48.89 $49.30
Investment Activities:
Net investment income (loss)(a) 0.58 1.29 0.87 0.70 0.60 0.73
Net realized and unrealized gains (losses) (0.86) (1.29) (6.95) 19.32 3.04 (0.42)
Total from Investment Activities (0.28) —(b) (6.08) 20.02 3.64 0.31
Distributions to Shareholders from:
Net investment income (0.61) (1.26) (0.84) (0.62) (0.65) (0.72)
Net realized gains — (1.41) — — — —
Total Distributions (0.61) (2.67) (0.84) (0.62) (0.65) (0.72)
Net Asset Value, End of Period $60.80 $61.69 $64.36 $71.28 $51.88 $48.89
Total Return(c)(d) (0.46)% (0.12)% (8.67)% 38.78% 7.49% 0.69%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(e) 1.94% 2.00% 1.20% 1.13% 1.20% 1.51%
Gross Expenses(e)(f) 0.40% 0.39% 0.38% 0.39% 0.40% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $492,447 $669,367 $891,353 $937,341 $609,613 $828,729
Portfolio Turnover(c)(g) 104% 271%(h) 101%(i) 34% 56% 116%(i)
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.
(h) Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.
(i) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
182
See notes to financial statements.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $57.64 $66.11 $64.57 $46.58 $45.54 $46.29
Investment Activities:
Net investment income (loss)(a) 1.27 2.18 2.14 1.56 1.39 1.46
Net realized and unrealized gains (losses) (0.73) (8.47) 1.42(b) 17.87 1.09 (0.80)
Total from Investment Activities 0.54 (6.29) 3.56 19.43 2.48 0.66
Distributions to Shareholders from:
Net investment income (1.55) (2.18) (2.02) (1.44) (1.44) (1.41)
Total Distributions (1.55) (2.18) (2.02) (1.44) (1.44) (1.41)
Net Asset Value, End of Period $56.63 $57.64 $66.11 $64.57 $46.58 $45.54
Total Return(c)(d) 0.95% (9.69)% 5.49% 42.31% 5.49% 1.52%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(e) 4.48% 3.47% 3.13% 2.80% 3.02% 3.22%
Gross Expenses(e)(f) 0.39% 0.38% 0.39% 0.40% 0.40% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $1,019,255 $1,585,204 $1,907,396 $916,846 $565,892 $696,814
Portfolio Turnover(c)(g) 241% 333%(h) 41% 65%(i) 116% 143%(j)
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.
(h) Portfolio turnover increased significantly due to tactical rebalances.
(i) Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.
(j) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $52.08 $55.06 $60.55 $39.16 $37.80 $47.41
Investment Activities:
Net investment income (loss)(a) 0.78 1.26 0.69 0.62 0.44 0.64
Net realized and unrealized gains (losses) (2.62) (3.10) (5.48) 21.38 1.42 (9.61)
Total from Investment Activities (1.84) (1.84) (4.79) 22.00 1.86 (8.97)
Distributions to Shareholders from:
Net investment income (0.99) (1.15) (0.70) (0.61) (0.50) (0.64)
Total Distributions (0.99) (1.15) (0.70) (0.61) (0.50) (0.64)
Net Asset Value, End of Period $49.25 $52.08 $55.06 $60.55 $39.16 $37.80
Total Return(b)(c) (3.55)% (3.37)% (8.00)% 56.47% 5.00% (19.04)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(d) 3.14% 2.32% 1.15% 1.22% 1.19% 1.48%
Gross Expenses(d)(e) 0.47% 0.44% 0.45% 0.46% 0.47% 0.42%
Supplemental Data:
Net Assets at end of period (000's) $54,178 $78,120 $71,578 $63,572 $37,203 $92,614
Portfolio Turnover(b)(f) 202% 429%(g) 64% 70%(h) 232% 398%(i)
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.
(g) Portfolio turnover increased significantly due to tactical rebalances.
(h) Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.
(i) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
184
See notes to financial statements.
VictoryShares Developed Enhanced Volatility Wtd ETF
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $30.89 $29.46 $34.19 $26.92 $32.10 $33.79
Investment Activities:
Net investment income (loss)(a) 0.40 0.91 0.72 0.66 0.52 0.85
Net realized and unrealized gains (losses) (0.40) 1.27 (4.45) 7.26 (5.14) (1.59)
Total from Investment Activities —(b) 2.18 (3.73) 7.92 (4.62) (0.74)
Distributions to Shareholders from:
Net investment income (0.59) (0.74) (1.00) (0.65) (0.56) (0.95)
Total Distributions (0.59) (0.74) (1.00) (0.65) (0.56) (0.95)
Net Asset Value, End of Period $30.30 $30.89 $29.46 $34.19 $26.92 $32.10
Total Return(c)(d) 0.05% 7.43% (11.20)% 29.63% (14.55)% (2.16)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss)(e) 2.70% 2.96% 2.17% 2.16% 1.69% 2.63%
Gross Expenses(e)(f) 0.88% 0.91% 0.81% 0.88% 0.65% 0.56%
Supplemental Data:
Net Assets at end of period (000's) $40,906 $47,886 $35,349 $42,742 $48,455 $110,746
Portfolio Turnover(c)(g) 133% 320%(h) 37% 55% 33% 154%(i)
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.
(h) Portfolio turnover increased significantly due to tactical rebalances.
(i) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Nasdaq Next 50 ETF
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
September 10,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $26.23 $23.12 $34.33 $25.45
Investment Activities:
Net investment income (loss)(b) 0.07 0.18 0.12 0.12
Net realized and unrealized gains (losses) 0.90 3.16 (11.20) 8.85
Total from Investment Activities 0.97 3.34 (11.08) 8.97
Distributions to Shareholders from:
Net investment income (0.09) (0.23) (0.13) (0.09)
Total Distributions (0.09) (0.23) (0.13) (0.09)
Net Asset Value, End of Period $27.11 $26.23 $23.12 $34.33
Total Return(c)(d) 3.76% 14.48% (32.34)% 35.26%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.18% 0.18% 0.18% 0.18%
Net Investment Income (Loss)(e) 0.57% 0.74% 0.40% 0.46%
Gross Expenses(e)(f) 0.31% 0.29% 0.31% 0.30%
Supplemental Data:
Net Assets at end of period (000's) $86,085 $97,693 $95,364 $148,467
Portfolio Turnover(c)(g) 52% 63% 95% 68%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
186
See notes to financial statements.
VictoryShares Core Plus Intermediate Bond
ETF
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
October 5,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $21.44 $21.92 $25.00
Investment Activities:
Net investment income (loss)(b) 0.50 0.87 0.38
Net realized and unrealized gains (losses) 0.29 (0.49) (3.17)
Total from Investment Activities 0.79 0.38 (2.79)
Distributions to Shareholders from:
Net investment income (0.56) (0.86) (0.29)
Total Distributions (0.56) (0.86) (0.29)
Net Asset Value, End of Period $21.67 $21.44 $21.92
Total Return(c)(d) 3.78% 1.77% (11.20)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40% 0.40%
Net Investment Income (Loss)(e) 4.70% 4.04% 2.20%
Gross Expenses(e)(f) 0.46% 0.45% 0.50%
Supplemental Data:
Net Assets at end of period (000's) $260,051 $213,844 $213,729
Portfolio Turnover(c)(g) 23% 60% 56%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Corporate Bond ETF
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
October 5,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $20.58 $20.86 $25.00
Investment Activities:
Net investment income (loss)(b) 0.39 0.67 0.37
Net realized and unrealized gains (losses) 0.68 (0.30) (4.19)
Total from Investment Activities 1.07 0.37 (3.82)
Distributions to Shareholders from:
Net investment income (0.46) (0.65) (0.32)
Total Distributions (0.46) (0.65) (0.32)
Net Asset Value, End of Period $21.19 $20.58 $20.86
Total Return(c)(d) 5.32% 1.85% (15.37)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40%(g) 0.40%
Net Investment Income (Loss)(e) 3.83% 3.26% 2.17%
Gross Expenses(e)(f) 0.47% 0.46% 0.53%
Supplemental Data:
Net Assets at end of period (000's) $125,564 $105,486 $104,323
Portfolio Turnover(c)(h) 5% 27% 9%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
188
See notes to financial statements.
VictoryShares THB Mid Cap ESG ETF
Six Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
October 4,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $24.87 $20.54 $23.74
Investment Activities:
Net investment income (loss)(b) 0.06 0.04 0.01
Net realized and unrealized gains (losses) 1.51 4.30 (3.13)
Total from Investment Activities 1.57 4.34 (3.12)
Distributions to Shareholders from:
Net investment income (0.10) — (0.08)
Total Distributions (0.10) — (0.08)
Net Asset Value, End of Period $26.34 $24.87 $20.54
Total Return(c)(d) 6.30% 21.12% (13.23)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.55% 0.55% 0.55%
Net Investment Income (Loss)(e) 0.47% 0.16% 0.06%
Gross Expenses(e)(f) 2.22% 2.41% 2.49%
Supplemental Data:
Net Assets at end of period (000's) $2,634 $2,487 $2,054
Portfolio Turnover(c)(g) 30% 20% 17%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares WestEnd U.S.
Sector ETF
Six Months
Ended
December 31,
2023
(Unaudited)
October 12,
2022(a)
through
June 30, 2023
Net Asset Value, Beginning of Period $31.00 $25.00
Investment Activities:
Net investment income (loss)(b) 0.18 0.28
Net realized and unrealized gains (losses) 1.56 5.96
Total from Investment Activities 1.74 6.24
Distributions to Shareholders from:
Net investment income (0.19) (0.24)
Total Distributions (0.19) (0.24)
Net Asset Value, End of Period $32.55 $31.00
Total Return(c)(d) 5.66% 25.10%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.46% 0.42%
Net Investment Income (Loss)(e) 1.16% 1.39%
Gross Expenses(e)(f) 0.49% 0.67%
Supplemental Data:
Net Assets at end of period (000's) $263,321 $181,334
Portfolio Turnover(c)(g) 13% 43%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
190
See notes to financial statements.
VictoryShares Free Cash Flow
ETF
Six Months
Ended
December 31,
2023
(Unaudited)
June 22,
2023(a)
through
June 30, 2023
Net Asset Value, Beginning of Period $25.40 $25.00
Investment Activities:
Net investment income (loss)(b) 0.22 0.01
Net realized and unrealized gains (losses) 2.91 0.39
Total from Investment Activities 3.13 0.40
Distributions to Shareholders from:
Net investment income (0.20) —
Total Distributions (0.20) —
Net Asset Value, End of Period $28.33 $25.40
Total Return(c)(d) 12.37% 1.59%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.39% 0.35%(g)
Net Investment Income (Loss)(e) 1.61% 2.30%
Gross Expenses(e)(f) 0.49% 2.27%
Supplemental Data:
Net Assets at end of period (000's) $124,634 $44,700
Portfolio Turnover(c)(h) 46% —%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares
Small Cap
Free Cash
Flow ETF
December 21,
2023(a)
through
December
31, 2023
(Unaudited)
Net Asset Value, Beginning of Period $25.00
Investment Activities:
Net investment income (loss)(b) (—)(c)
Net realized and unrealized gains (losses) 0.33
Total from Investment Activities 0.33
Net Asset Value, End of Period $25.33
Total Return(d)(e) 1.31%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.49%
Net Investment Income (Loss)(f) (0.21)%
Gross Expenses(f)(g) 5.73%
Supplemental Data:
Net Assets at end of period (000's) $2,533
Portfolio Turnover(d)(h) —%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Excludes impact of in-kind transactions.

Notes to Financial Statements
December 31, 2023
Victory Portfolios II
192
(Unaudited)
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 27 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following 19 Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* On December 5, 2023, the Board of Trustees of the Trust (the “Board”) has approved a change in the name of the VictoryShares THB Mid
Cap ESG ETF. Effective at the start of business on February 1, 2024, The Fund will be renamed VictoryShares THB Mid Cap ETF. There will be no change to the Fund’s principal investment strategy.
** Commenced operations December 21, 2023.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares at Net
Asset Value (“NAV”) only in aggregations of 50,000 shares, or 25,000  shares in the case of THB Mid Cap ESG ETF, Core Plus Intermediate
Bond ETF, Corporate Bond ETF, and Nasdaq Next 50 ETF and 10,000 shares for WestEnd U.S. Sector ETF, Free Cash Flow ETF, and Small
Cap Free Cash Flow ETF (each a “Creation Unit”). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to at least 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Funds (Legal Name) Funds (Short Name)
VictoryShares US 500 Volatility Wtd ETF US 500 Volatility Wtd ETF
VictoryShares US Small Cap Volatility Wtd ETF US Small Cap Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF International Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF US Small Cap High Div Volatility Wtd ETF
VictoryShares International High Div Volatility Wtd ETF International High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF US EQ Income Enhanced Volatility Wtd ETF
VictoryShares US Discovery Enhanced Volatility Wtd ETF US Discovery Enhanced Volatility Wtd ETF
VictoryShares Developed Enhanced Volatility Wtd ETF Developed Enhanced Volatility Wtd ETF
VictoryShares Nasdaq Next 50 ETF Nasdaq Next 50 ETF
VictoryShares Core Plus Intermediate Bond ETF Core Plus Intermediate Bond ETF
VictoryShares Corporate Bond ETF Corporate Bond ETF
VictoryShares THB Mid Cap ESG ETF THB Mid Cap ESG ETF*
VictoryShares WestEnd U.S. Sector ETF WestEnd U.S. Sector ETF
VictoryShares Free Cash Flow ETF Free Cash Flow ETF
VictoryShares Small Cap Free Cash Flow ETF Small Cap Free Cash Flow ETF**

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
193
(Unaudited)
Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for
Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
US 500 Volatility Wtd ETF ............................................... $ 750 2.00%
US Small Cap Volatility Wtd ETF .......................................... 750 2.00%
International Volatility Wtd ETF ........................................... 6,000 2.00%
US Large Cap High Div Volatility Wtd ETF ................................... 250 2.00%
US Small Cap High Div Volatility Wtd ETF ................................... 250 2.00%
International High Div Volatility Wtd ETF .................................... 1,500 2.00%
Dividend Accelerator ETF ............................................... 250 2.00%
US Multi-Factor Minimum Volatility ETF .................................... 250 2.00%
US 500 Enhanced Volatility Wtd ETF ....................................... 750 2.00%
US EQ Income Enhanced Volatility Wtd ETF .................................. 250 2.00%
US Discovery Enhanced Volatility Wtd ETF ................................... 750 2.00%
Developed Enhanced Volatility Wtd ETF ..................................... 4,500 2.00%
Nasdaq Next 50 ETF ................................................... 250 2.00%
Core Plus Intermediate Bond ETF .......................................... 100 2.00%
Corporate Bond ETF ................................................... 100 2.00%
THB Mid Cap ESG ETF ................................................. 250 2.00%
WestEnd U.S. Sector ETF ................................................ 100 2.00%
Free Cash Flow ETF ................................................... 250 2.00%
Small Cap Free Cash Flow ETF ........................................... 250 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
194
(Unaudited)
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
Level 1 Level 2 Level 3 Total
US 500 Volatility Wtd ETF
Common Stocks ............................ $ 547,881,787 $ — $ — $ 547,881,787
Collateral for Securities Loaned ................ 149,372 — — 149,372
Total .................................... $ 548,031,159 $ — $ — $ 548,031,159
Other Financial Investments:*
Assets:
Futures Contracts ........................... 24,300 — — 24,300
Total .................................... $ 24,300 $ — $ — $ 24,300
US Small Cap Volatility Wtd ETF
Common Stocks ............................ 33,107,843 — — 33,107,843
Collateral for Securities Loaned ................ 162,672 — — 162,672
Total .................................... $ 33,270,515 $ — $ — $ 33,270,515
Other Financial Investments:*
Assets:
Futures Contracts ........................... 7,270 — — 7,270
Total .................................... $ 7,270 $ — $ — $ 7,270
International Volatility Wtd ETF
Common Stocks ............................ 90,813,429 — 17,564 90,830,993
Warrants ................................. — — —(a) —(a)
Collateral for Securities Loaned ................ 951,036 — — 951,036
Total .................................... $ 91,764,465 $ — $ 17,564 $ 91,782,029
Other Financial Investments:*
Assets:
Futures Contracts ........................... 4,951 — — 4,951
Total .................................... $ 4,951 $ — $ — $ 4,951
US Large Cap High Div Volatility Wtd ETF
Common Stocks ............................ 348,258,565 — — 348,258,565
Collateral for Securities Loaned ................ 1,372,972 — — 1,372,972
Total .................................... $ 349,631,537 $ — $ — $ 349,631,537
Other Financial Investments:*
Assets:
Futures Contracts ........................... 31,496 — — 31,496
Total .................................... $ 31,496 $ — $ — $ 31,496
US Small Cap High Div Volatility Wtd ETF
Common Stocks ............................ 339,286,026 — — 339,286,026
Collateral for Securities Loaned ................ 5,120,697 — — 5,120,697
Total .................................... $ 344,406,723 $ — $ — $ 344,406,723
Other Financial Investments:*
Assets:
Futures Contracts ........................... 71,267 — — 71,267
Total .................................... $ 71,267 $ — $ — $ 71,267

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
195
(Unaudited)
Level 1 Level 2 Level 3 Total
International High Div Volatility Wtd ETF
Common Stocks ............................ $ 19,203,240 $ — $ 12,022 $ 19,215,262
Collateral for Securities Loaned ................ 645,624 — — 645,624
Total .................................... $ 19,848,864 $ — $ 12,022 $ 19,860,886
Other Financial Investments:*
Assets:
Futures Contracts ........................... 4,231 — — 4,231
Total .................................... $ 4,231 $ — $ — $ 4,231
Dividend Accelerator ETF
Common Stocks ............................ 263,288,427 — — 263,288,427
Collateral for Securities Loaned ................ 13,000 — — 13,000
Total .................................... $ 263,301,427 $ — $ — $ 263,301,427
Other Financial Investments:*
Assets:
Futures Contracts ........................... 7,978 — — 7,978
Total .................................... $ 7,978 $ — $ — $ 7,978
US Multi-Factor Minimum Volatility ETF
Common Stocks ............................ 138,209,820 — — 138,209,820
Total .................................... $ 138,209,820 $ — $ — $ 138,209,820
Other Financial Investments:*
Assets:
Futures Contracts ........................... 15,953 — — 15,953
Total .................................... $ 15,953 $ — $ — $ 15,953
US 500 Enhanced Volatility Wtd ETF
Common Stocks ............................ 489,957,215 — — 489,957,215
Investment Companies ....................... 917,460 — — 917,460
Collateral for Securities Loaned ................ 7,244 — — 7,244
Total .................................... $ 490,881,919 $ — $ — $ 490,881,919
Other Financial Investments:*
Assets:
Futures Contracts ........................... 56,384 — — 56,384
Total .................................... $ 56,384 $ — $ — $ 56,384
US EQ Income Enhanced Volatility Wtd ETF
Common Stocks ............................ 256,313,041 — — 256,313,041
Investment Companies ....................... 769,068,477 — — 769,068,477
Collateral for Securities Loaned ................ 315,892 — — 315,892
Total .................................... $ 1,025,697,410 $ — $ — $ 1,025,697,410
Other Financial Investments:*
Assets:
Futures Contracts ........................... 48,297 — — 48,297
Total .................................... $ 48,297 $ — $ — $ 48,297
US Discovery Enhanced Volatility Wtd ETF
Common Stocks ............................ 14,502,691 — — 14,502,691
Investment Companies ....................... 39,422,668 — — 39,422,668

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
196
(Unaudited)
Level 1 Level 2 Level 3 Total
US Discovery Enhanced Volatility Wtd ETF,
continued
Collateral for Securities Loaned ................ $ 117,436 $ — $ — $ 117,436
Total .................................... $ 54,042,795 $ — $ — $ 54,042,795
Other Financial Investments:*
Assets:
Futures Contracts ........................... 6,480 — — 6,480
Total .................................... $ 6,480 $ — $ — $ 6,480
Developed Enhanced Volatility Wtd ETF
Common Stocks ............................ 40,443,187 — 6,275 40,449,462
Warrants ................................. — — —(a) —(a)
Investment Companies ....................... 236,680 — — 236,680
Collateral for Securities Loaned ................ 317,548 — — 317,548
Total .................................... $ 40,997,415 $ — $ 6,275 $ 41,003,690
Other Financial Investments:*
Assets:
Futures Contracts ........................... 7,253 — — 7,253
Total .................................... $ 7,253 $ — $ — $ 7,253
Nasdaq Next 50 ETF
Common Stocks ............................ 85,784,237 — 8,698 85,792,935
Total .................................... $ 85,784,237 $ — $ 8,698 $ 85,792,935
Other Financial Investments:*
Assets:
Futures Contracts ........................... 14,242 — — 14,242
Total .................................... $ 14,242 $ — $ — $ 14,242
Core Plus Intermediate Bond ETF
Asset-Backed Securities ...................... — 56,804,183 — 56,804,183
Collateralized Loan Obligations ................ — 11,523,484 — 11,523,484
Collateralized Mortgage Obligations ............. — 24,418,210 — 24,418,210
Senior Secured Loans ........................ — 4,521,342 — 4,521,342
Corporate Bonds ........................... — 50,623,359 — 50,623,359
Yankee Dollars ............................ — 11,618,363 — 11,618,363
Municipal Bonds ........................... — 879,794 — 879,794
U.S. Government Agency Mortgages ............. — 29,384,108 — 29,384,108
U.S. Treasury Obligations ..................... — 56,567,415 — 56,567,415
Commercial Paper .......................... — 11,988,759 — 11,988,759
Collateral for Securities Loaned ................ 1,565,748 — — 1,565,748
Total .................................... $ 1,565,748 $ 258,329,017 $ — $ 259,894,765
Other Financial Investments:*
Assets:
Futures Contracts ........................... 697,807 — — 697,807
Total .................................... $ 697,807 $ — $ — $ 697,807
Corporate Bond ETF
Corporate Bonds ........................... — 88,380,459 — 88,380,459
Yankee Dollars ............................ — 20,296,770 — 20,296,770
U.S. Treasury Obligations ..................... — 9,459,275 — 9,459,275
Commercial Paper .......................... — 6,250,904 — 6,250,904
Collateral for Securities Loaned ................ 1,401,956 — — 1,401,956
Total .................................... $ 1,401,956 $ 124,387,408 $ — $ 125,789,364

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
197
(Unaudited)
As of December 31, 2023, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Level 1 Level 2 Level 3 Total
THB Mid Cap ESG ETF
Common Stocks ............................ $ 2,630,658 $ — $ — $ 2,630,658
Total .................................... $ 2,630,658 $ — $ — $ 2,630,658
WestEnd U.S. Sector ETF
Common Stocks ............................ 262,153,135 — — 262,153,135
Rights ................................... — — 543 543
Collateral for Securities Loaned ................ 4,400 — — 4,400
Total .................................... $ 262,157,535 $ — $ 543 $ 262,158,078
Other Financial Investments:*
Assets:
Futures Contracts ........................... 6,833 — — 6,833
Total .................................... $ 6,833 $ — $ — $ 6,833
Free Cash Flow ETF
Common Stocks ............................ 124,249,471 — — 124,249,471
Total .................................... $ 124,249,471 $ — $ — $ 124,249,471
Other Financial Investments:*
Assets:
Futures Contracts ........................... 8,523 — — 8,523
Total .................................... $ 8,523 $ — $ — $ 8,523
Small Cap Free Cash Flow ETF
Common Stocks ............................ 2,520,563 — — 2,520,563
Total .................................... $ 2,520,563 $ — $ — $ 2,520,563
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value security.

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
198
(Unaudited)
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of December 31, 2023, the Funds had no open forward foreign exchange currency contracts.
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
199
(Unaudited)
assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended December 31, 2023, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2023:
Assets
Variation
Margin
Receivable on
Open Futures
Contracts*
Equity Risk Exposure: 315,458
US 500 Volatility Wtd ETF ............................................................................. $ 24,300
US Small Cap Volatility Wtd ETF ........................................................................ 7,270
International Volatility Wtd ETF ......................................................................... 4,951
US Large Cap High Div Volatility Wtd ETF ................................................................. 31,496
US Small Cap High Div Volatility Wtd ETF ................................................................. 71,267
International High Div Volatility Wtd ETF .................................................................. 4,231
Dividend Accelerator ETF ............................................................................. 7,978
US Multi-Factor Minimum Volatility ETF .................................................................. 15,953
US 500 Enhanced Volatility Wtd ETF ..................................................................... 56,384
US EQ Income Enhanced Volatility Wtd ETF ................................................................ 48,297
US Discovery Enhanced Volatility Wtd ETF ................................................................. 6,480
Developed Enhanced Volatility Wtd ETF ................................................................... 7,253
Nasdaq Next 50 ETF ................................................................................. 14,242
WestEnd U.S. Sector ETF .............................................................................. 6,833
Free Cash Flow ETF ................................................................................. 8,523
Interest Rate Risk Exposure: 697,807
Core Plus Intermediate Bond ETF ........................................................................ 697,807
* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 562686.00 (203364.00)
US 500 Volatility Wtd ETF ........................................................... $ 118,811 $ (34,121)
US Small Cap Volatility Wtd ETF ...................................................... 5,972 6,424
International Volatility Wtd ETF ....................................................... (5,555) (720)
US Large Cap High Div Volatility Wtd ETF ............................................... 60,512 (31,149)
US Small Cap High Div Volatility Wtd ETF ............................................... 38,051 49,400
International High Div Volatility Wtd ETF ................................................ 794 3,269
Dividend Accelerator ETF ........................................................... 43,077 (11,353)
US Multi-Factor Minimum Volatility ETF ................................................ 33,734 93
US 500 Enhanced Volatility Wtd ETF ................................................... 53,274 746

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
200
(Unaudited)
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2023.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
US EQ Income Enhanced Volatility Wtd ETF .............................................. $ 70,053 $ (181,226)
US Discovery Enhanced Volatility Wtd ETF ............................................... 16,346 4,788
Developed Enhanced Volatility Wtd ETF ................................................. (22,867) 5,541
Nasdaq Next 50 ETF ............................................................... 26,859 2,279
WestEnd U.S. Sector ETF ............................................................ 107,874 (25,858)
Free Cash Flow ETF ............................................................... 15,751 8,523
Interest Rate Risk Exposure: (964675.00) 891263.00
Core Plus Intermediate Bond ETF ...................................................... (964,675) 891,263

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
201
(Unaudited)
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the six months ended December 31, 2023, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
US 500 Volatility Wtd ETF .......................................... $ 142,399 $ — $ 149,372
US Small Cap Volatility Wtd ETF ..................................... 156,761 — 162,672
International Volatility Wtd ETF ...................................... 903,300 — 951,036
US Large Cap High Div Volatility Wtd ETF .............................. 1,317,073 — 1,372,972
US Small Cap High Div Volatility Wtd ETF .............................. 4,916,020 — 5,120,697
International High Div Volatility Wtd ETF ............................... 612,803 — 645,624
Dividend Accelerator ETF .......................................... 12,555 — 13,000
US 500 Enhanced Volatility Wtd ETF .................................. 7,000 — 7,244
US EQ Income Enhanced Volatility Wtd ETF ............................. 304,576 — 315,892
US Discovery Enhanced Volatility Wtd ETF .............................. 114,065 — 117,436
Developed Enhanced Volatility Wtd ETF ................................ 200,643 — 317,548
Core Plus Intermediate Bond ETF ..................................... 1,498,007 — 1,565,748
Corporate Bond ETF .............................................. 1,350,472 — 1,401,956
WestEnd U.S. Sector ETF ........................................... 4,210 — 4,400
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
US 500 Volatility Wtd ETF .................................. $ 63,003,119 $ 62,526,690 $ — $ 24,867,821

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
202
(Unaudited)
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
US Small Cap Volatility Wtd ETF ............................. $ 6,683,025 $ 6,665,707 $ 12,438,801 $ 9,429,595
International Volatility Wtd ETF .............................. 12,291,839 12,357,539 — —
US Large Cap High Div Volatility Wtd ETF ...................... 79,944,063 80,143,531 5,701,067 27,216,124
US Small Cap High Div Volatility Wtd ETF ...................... 123,619,391 123,649,445 — 71,106,721
International High Div Volatility Wtd ETF ....................... 6,559,707 6,451,308 1,390,919 —
Dividend Accelerator ETF .................................. 14,838,449 14,731,297 22,500,827 18,076,512
US Multi-Factor Minimum Volatility ETF ....................... 25,803,207 25,800,569 46,452,071 36,232,838
US 500 Enhanced Volatility Wtd ETF .......................... 924,463,125 469,184,426 — 125,838,823
US EQ Income Enhanced Volatility Wtd ETF ..................... 1,197,756,641 1,111,424,621 2,219,213 206,862,242
US Discovery Enhanced Volatility Wtd ETF ...................... 71,120,394 61,631,339 — 10,375,279
Developed Enhanced Volatility Wtd ETF ........................ 70,788,844 40,128,020 — 1,220,041
Nasdaq Next 50 ETF ...................................... 44,690,889 44,782,122 1,348,002 15,282,007
THB Mid Cap ESG ETF .................................... 757,021 728,515 — —
WestEnd U.S. Sector ETF ................................... 29,583,050 29,293,231 74,309,070 5,731,666
Free Cash Flow ETF ...................................... 37,679,253 37,532,145 100,990,449 30,932,687
Small Cap Free Cash Flow ETF .............................. 40,513 — 2,447,189 —
Excluding U.S. Government Securities U.S. Government Securities
Purchases Sales Purchases Sales
Core Plus Intermediate Bond ETF ....................... $ 33,579,470 $ 32,154,467 $ 46,796,433 $ 18,579,025
Corporate Bond ETF ................................ 8,685,645 5,193,690 8,195,621 —
International Volatility Wtd ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.1
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.4
US Multi-Factor Minimum Volatility ETF
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.4
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Nasdaq Next 50 ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30.6
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21.2
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.2

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
203
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended December 31, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Core Plus Intermediate Bond ETF
Ownership %
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.7
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.9
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.4
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 47.2
Corporate Bond ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
WestEnd U.S. Sector ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22.6
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.1
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.6
Free Cash Flow ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.9
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.6
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.0
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.8
Flat Rate
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Small Cap Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
International High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Discovery Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Developed Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Nasdaq Next 50 ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
THB Mid Cap ESG ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
204
(Unaudited)
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios III (collectively, the “Victory
Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Foreside Fund Services, LLC serves as the Funds’ distributor.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business are excluded from the expense limits. As of December 31, 2023, the expense limits (excluding voluntary waivers) are as follows:
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In Effect Until
October 31, 2024
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Small Cap Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
International High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Discovery Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Developed Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
Nasdaq Next 50 ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18%
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
THB Mid Cap ESG ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.55%
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.46%
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.39%
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49%(a)

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
205
(Unaudited)
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2023.
For the six months ended December 31, 2023, the following recoupments  were paid to the Adviser.
As of December 31, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as
Expenses waived/reimbursed by Adviser. For the six months ended December 31, 2023, the Adviser voluntarily waived the following amounts:
(a) In effect from December 21, 2023, until December 31, 2024.
Amount
US Multi-Factor Minimum Volatility ETF ................................................................... $ 37
WestEnd U.S. Sector ETF ............................................................................... 2,869
Expires
2024
Expires
2025
Expires
2026
Expires
2027 Total
US 500 Volatility Wtd ETF .................................. $ 15,577 $ 15,251 $ 42,444 $ 25,855 $ 99,127
US Small Cap Volatility Wtd ETF ............................. 14,799 49,801 49,222 23,520 137,342
International Volatility Wtd ETF .............................. 83,487 111,915 133,661 72,149 401,212
US Large Cap High Div Volatility Wtd ETF ...................... 11,303 45,449 45,307 26,271 128,330
US Small Cap High Div Volatility Wtd ETF ...................... 25,989 51,444 50,332 28,762 156,527
International High Div Volatility Wtd ETF ....................... 29,160 70,418 75,175 36,519 211,272
Dividend Accelerator ETF .................................. 27,507 25,944 47,541 21,492 122,484
US Multi-Factor Minimum Volatility ETF ....................... 17,834 40,631 44,634 21,689 124,788
US 500 Enhanced Volatility Wtd ETF .......................... 32,372 3,538 28,114 34,596 98,620
US EQ Income Enhanced Volatility Wtd ETF ..................... 41,216 79,459 25,530 52,938 199,143
US Discovery Enhanced Volatility Wtd ETF ...................... 15,136 50,302 50,780 26,701 142,919
Developed Enhanced Volatility Wtd ETF ........................ 69,305 129,939 186,048 87,636 472,928
Nasdaq Next 50 ETF ...................................... 55,413 134,640 71,325 40,652 302,030
Core Plus Intermediate Bond ETF ............................. — 93,356 37,130 30,527 161,013
Corporate Bond ETF ...................................... — 78,541 26,128 21,232 125,901
THB Mid Cap ESG ETF .................................... — 33,895 41,285 20,031 95,211
WestEnd U.S. Sector ETF ................................... — — 134,420 338 134,758
Free Cash Flow ETF ...................................... — — 6,843 27,418 34,261
Small Cap Free Cash Flow ETF .............................. — — — 3,996 3,996
Amount
US 500 Volatility Wtd ETF .............................................................................. $ 87,965
US Small Cap Volatility Wtd ETF ......................................................................... 4,652
International Volatility Wtd ETF .......................................................................... 14,381
US Large Cap High Div Volatility Wtd ETF .................................................................. 58,125
US Small Cap High Div Volatility Wtd ETF .................................................................. 58,173
International High Div Volatility Wtd ETF ................................................................... 2,966
Dividend Accelerator ETF .............................................................................. 41,623
US Multi-Factor Minimum Volatility ETF ................................................................... 20,910
US 500 Enhanced Volatility Wtd ETF ...................................................................... 95,846
US EQ Income Enhanced Volatility Wtd ETF ................................................................. 213,293
US Discovery Enhanced Volatility Wtd ETF .................................................................. 10,839
Developed Enhanced Volatility Wtd ETF .................................................................... 7,375
Nasdaq Next 50 ETF .................................................................................. 14,214
Core Plus Intermediate Bond ETF ......................................................................... 37,551
Corporate Bond ETF .................................................................................. 17,969
THB Mid Cap ESG ETF ................................................................................ 406
WestEnd U.S. Sector ETF ............................................................................... 36,957
Free Cash Flow ETF .................................................................................. 14,081
Small Cap Free Cash Flow ETF .......................................................................... 26*

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
206
(Unaudited)
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Debt Securities or Bond Risk —  US 500 Enhanced Volatility Wtd ETF, US EQ Income Enhanced Volatility Wtd ETF, US Discovery Enhanced
Volatility Wtd ETF, Developed Enhanced Volatility Wtd ETF, Core Plus Intermediate Bond ETF, and Corporate Bond ETF (herein, the Funds)
are subject to the risk that the market value of the bonds in the Funds’ portfolios will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates.
In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond’s sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Should the U.S. Federal Reserve raise interest rates, the Funds may be subject to risks associated with rising interest rates. The fixed-income securities in the Funds’ portfolios also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return.
Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — The International Volatility Wtd ETF, International High Div Volatility Wtd ETF, Developed Enhanced Volatility Wtd
ETF, Nasdaq Next 50 ETF, Core Plus Intermediate Bond ETF, Corporate Bond ETF, and THB Mid Cap ESG ETF invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Funds invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or
problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Passive Investment Risk — Certain Funds are designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
LIBOR Discontinuation Risk — The terms of some floating rate loans and other instruments that were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark have recently transitioned from, or continue to be tied to USD LIBOR synthetic rates that continue to be published until September
30, 2024. Secured Overnight Financing Rate (SOFR) has largely been used as a new reference rate for new instruments. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
Limited History of Operations Risk — WestEnd U.S. Sector ETF, Free Cash Flow ETF and Small Cap Free Cash Flow ETF funds are new and, therefore, have a limited history of operations for investors to evaluate.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
* For the period December 21, 2023 (commencement of operations) to December 31, 2023.

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
207
(Unaudited)
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the six months ended December 31, 2023.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of the tax year ended June 30, 2023, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
Amount
Outstanding at
December 31,
2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
International Volatility Wtd ETF .............................. $ — $ 1,300,000 6.42% $ 1,300,000
International High Div Volatility Wtd ETF ....................... — 1,800,000 6.42% 1,800,000
Developed Enhanced Volatility Wtd ETF ........................ — 1,200,000 6.42% 1,200,000
Declared Paid
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Cap Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Discovery Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Developed Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Nasdaq Next 50 ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
THB Mid Cap ESG ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
208
(Unaudited)
9. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on a Fund’s Schedule of Portfolio Investments.  Section
12(d)(3) of the 1940 Act, and Rule 12d3-1(c) under the 1940 Act, generally prohibit a fund from purchasing the securities issued by, among other entities, a fund’s investment adviser. When a fund’s investment objective is to track the performance of an unaffiliated index by investing in the stocks that comprise that index, the staff of the SEC has taken the position that, subject to certain conditions, the fund may establish and maintain a position in the common stock of an affiliate of the fund’s investment adviser in an amount approximately in proportion to the percentage that the stock is represented in the index. In seeking to provide investment results that closely correspond to its respective unaffiliated index, one or more Funds may hold the securities of Victory Capital Holdings, Inc., the parent company of VCM and other Fund service providers. Transactions in affiliated securities during the six months ended December 31, 2023, were as follows:
10. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Short-Term
Amount
Long-Term
Amount Total
US 500 Volatility Wtd ETF ............................................... $ (45,562,156) $ (45,112,280) $ (90,674,436)
US Small Cap Volatility Wtd ETF .......................................... (6,907,229) (4,260,465) (11,167,694)
International Volatility Wtd ETF ........................................... (3,582,609) (4,040,237) (7,622,846)
US Large Cap High Div Volatility Wtd ETF ................................... (40,358,165) (28,594,170) (68,952,335)
US Small Cap High Div Volatility Wtd ETF ................................... (63,291,454) (21,720,552) (85,012,006)
International High Div Volatility Wtd ETF .................................... (6,374,794) (8,143,093) (14,517,887)
Dividend Accelerator ETF ............................................... (12,081,140) (11,107,203) (23,188,343)
US Multi-Factor Minimum Volatility ETF .................................... (15,211,703) (4,320,254) (19,531,957)
US 500 Enhanced Volatility Wtd ETF ....................................... (110,451,880) (22,287,869) (132,739,749)
US EQ Income Enhanced Volatility Wtd ETF .................................. (406,717,188) (34,816,735) (441,533,923)
US Discovery Enhanced Volatility Wtd ETF ................................... (43,396,122) (1,788,208) (45,184,330)
Developed Enhanced Volatility Wtd ETF ..................................... (16,358,628) (9,195,981) (25,554,609)
Nasdaq Next 50 ETF ................................................... (31,560,968) (6,224,030) (37,784,998)
Core Plus Intermediate Bond ETF .......................................... (11,755,396) (4,402,318) (16,157,714)
Corporate Bond ETF ................................................... (2,453,747) (2,493,991) (4,947,738)
THB Mid Cap ESG ETF ................................................. (78,267) (28,272) (106,539)
WestEnd U.S. Sector ETF ................................................ (1,203,430) — (1,203,430)
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Capital
Gain
Distribution
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
12/31/2023
Dividend
Income
US Small Cap Volatility
Wtd ETF
Victory Capital Holdings,
Inc., Class A .......... $ 51,978 $ 39,718 $ (19,512) $ 9,494 $ — $ (4,773) $ 76,905 $ 1,244
US Discovery Enhanced
Volatility Wtd ETF
Victory Capital Holdings,
Inc., Class A .......... 37,154 133,376 (139,483) 12,025 — (9,390) 33,682 1,682

Supplemental Information
December 31, 2023
Victory Portfolios II
209
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863. Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs,  and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, through December 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
US 500 Volatility Wtd ETF ................. $ 1,000.00 $ 1,059.60 $ 1,023.38 $ 1.81 $ 1.78 0.35%
US Small Cap Volatility Wtd ETF ............ 1,000.00 1,107.10 1,023.38 1.85 1.78 0.35%
International Volatility Wtd ETF ............. 1,000.00 1,053.30 1,022.87 2.32 2.29 0.45%
US Large Cap High Div Volatility Wtd ETF ..... 1,000.00 1,058.70 1,023.38 1.81 1.78 0.35%
US Small Cap High Div Volatility Wtd ETF ..... 1,000.00 1,114.40 1,023.38 1.86 1.78 0.35%
International High Div Volatility Wtd ETF ...... 1,000.00 1,074.60 1,022.87 2.35 2.29 0.45%
Dividend Accelerator ETF ................. 1,000.00 1,042.20 1,023.38 1.80 1.78 0.35%
US Multi-Factor Minimum Volatility ETF ...... 1,000.00 1,043.00 1,023.38 1.80 1.78 0.35%
US 500 Enhanced Volatility Wtd ETF ......... 1,000.00 995.40 1,023.38 1.76 1.78 0.35%
US EQ Income Enhanced Volatility Wtd ETF .... 1,000.00 1,009.50 1,023.38 1.77 1.78 0.35%
US Discovery Enhanced Volatility Wtd ETF ..... 1,000.00 964.50 1,023.38 1.73 1.78 0.35%
Developed Enhanced Volatility Wtd ETF ....... 1,000.00 1,000.50 1,022.87 2.26 2.29 0.45%
Nasdaq Next 50 ETF ..................... 1,000.00 1,037.60 1,024.23 0.92 0.92 0.18%
Core Plus Intermediate Bond ETF ............ 1,000.00 1,037.80 1,023.13 2.05 2.03 0.40%

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
210
(Unaudited)
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
Corporate Bond ETF ..................... 1,000.00 1,053.20 1,023.13 2.06 2.03 0.40%
THB Mid Cap ESG ETF ................... 1,000.00 1,063.00 1,022.37 2.85 2.80 0.55%
WestEnd U.S. Sector ETF .................. 1,000.00 1,056.60 1,022.82 2.38 2.34 0.46%
Free Cash Flow ETF ..................... 1,000.00 1,123.70 1,023.18 2.08 1.98 0.39%
Small Cap Free Cash Flow ETF ** ............ 1,000.00 1,013.10 1,022.67 0.15 2.49 0.49%
* Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
** Actual Expense Paid are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 11/366 to reflect the stub period from commencement of operations December 21, 2023, through December 31, 2023.

Victory Portfolios II

(Unaudited)
Supplemental Information — continued
December 31, 2023
Considerations of the Board in Continuing the Investment Advisory Agreements (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds (except for the VictoryShares Free Cash Flow ETF and VictoryShares Small
Cap Free Cash Flow ETF, which are discussed separately) at a meeting, which was called for that purpose, on December 5, 2023. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on
October 17, 2023, and December 5, 2023. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
Total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s current management fee in the context of the Adviser’s business and services with respect to each Fund and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable exchange-traded funds (“ETFs”) compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any.
The Board also reviewed the fee of a comparable mutual fund managed by the Adviser that is comparable to the VictoryShares US 500
Enhanced Volatility Wtd ETF and the differences in the services provided to the mutual fund. The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
For Funds with total net expense ratios that ranked within the fourth quartile (most expensive) in relation to their peers as evaluated by a consultant, the Board requested, and the Adviser provided, supplemental information about the level of fees and the nature of the services provided. The Adviser reviewed additional relevant circumstances, which included, among other things, specialized strategies, small or decreasing assets, or rapid or recent changes in peer expense ratios.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
212
(Unaudited)
The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board also found that each Fund’s net annual expense ratio was reasonable as compared with each Fund’s respective peer group. The Board considered the Adviser’s contractual agreement with each Fund to waive its fees and reimburse expenses for a specified period of time, as described in the Fund’s prospectus.
The Board reviewed each Fund’s performance against the performance of the Fund’s selected peer group and benchmark index. The Board noted that each Fund’s investment objective is to track an index maintained by an independent third party. The Board recognized that the performance of each Fund is net of expenses, while the performance of each benchmark index reflects gross returns, and as a result, each Fund will generally underperform its benchmark index due to fees and expenses. The Board considered each Fund’s tracking error as a factor in evaluating performance, in addition to a risk/return summary of certain Funds as compared to their peers. The Board also considered that the passively managed Funds, and in particular those passively managed Funds with investment strategies that include a “long/cash” feature, could be considered unique as compared to the peer group of ETFs selected by the independent, third-party consultant.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
VictoryShares US 500 Volatility Wtd ETF:
Noting that the Fund commenced operations in 2014, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board noted
the Fund’s tracking error for the periods relative to its peers. The Board also discussed the steps taken by the Adviser or could be taken in the future to enhance performance.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US Small Cap Volatility Wtd ETF:
Noting that the Fund commenced operations in 2015, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, underperformed the peer group median for the one-year period, and outperformed the peer group median for the three- and five-year periods. The Board noted the Fund’s tracking error for the periods relative to its peers.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares International Volatility Wtd ETF:
Noting that the Fund commenced operations in 2015, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, matched the peer group median for the one- and three-year periods, and outperformed the peer group median for the five-year period. The Board noted the Fund’s tracking error for the periods relative to its peers.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US Large Cap High Div Volatility Wtd ETF:
Noting that the Fund commenced operations in 2015, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the three-year period, and underperformed the peer group median for the one- and five-year periods. The Board noted the Fund’s tracking error for the periods relative to its peers.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
213
(Unaudited)
VictoryShares US Small Cap High Div Volatility Wtd ETF:
Noting that the Fund commenced operations in 2015, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, underperformed the peer group median for one- and three-years periods, and outperformed the peer group median for the five-year period. The Board noted the Fund’s tracking error for the periods relative to its peers.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares International High Div Volatility Wtd ETF:
Noting that the Fund commenced operations in 2015, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, matched the peer group median for the one- and five-year periods, and outperformed the peer group median for the three-year period. The Board noted the Fund’s tracking error for the periods relative to its peers.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Dividend Accelerator ETF:
Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, underperformed the peer group median for the one- and three-year periods, and outperformed the peer group median for the five-year period. The Board noted the Fund’s tracking error for the period relative to its peers.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US Multi-Factor Minimum Volatility ETF:
Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one- and five-year periods, and underperformed the peer group median for the three-year period. The Board noted the Fund’s tracking error for the period relative to its peers.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US 500 Enhanced Volatility Wtd ETF:
Noting that the Fund commenced operations in 2014, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board noted the
Fund’s tracking error for the periods relative to its peers.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF:
Noting that the Fund commenced operations in 2014, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
214
(Unaudited)
fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board noted the
Fund’s tracking error for the periods relative to its peers.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US Discovery Enhanced Volatility Wtd ETF:
Noting that the Fund commenced operations in 2014, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board noted the
Fund’s tracking error for the periods relative to its peers.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Developed Enhanced Volatility Wtd ETF:
Noting that the Fund commenced operations in 2014, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, underperformed the peer group median for the one- and five-year periods, and outperformed the peer group median for the three-year period. The Board noted the Fund’s tracking error for the periods relative to its peers.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Nasdaq Next 50 ETF:
Noting that the Fund commenced operations in 2020, the Board compared the Fund’s one-year performance for the period ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the benchmark index and the peer group median for the period.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Core Plus Intermediate Bond ETF:
Noting that the Fund commenced operations in 2021 and that benchmark index performance was available only for the 3-month period, the
Board compared the Fund’s one-year performance for the period ended June 30, 2023, to that of the median performance of the Fund’s peer group for the same period, and the Fund’s three-month performance for the period ended June 30, 2023, to that of the benchmark index for the same period. The Board considered the fact that the Fund outperformed both the peer group median and the benchmark index for the periods.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Corporate Bond ETF:
Noting that the Fund commenced operations in 2021 and that benchmark index performance was available only for the 3-month period, the
Board compared the Fund’s one-year performance for the period ended June 30, 2023, to that of the median performance of the Fund’s peer group for the same period, and the Fund’s three-month performance for the period ended June 30, 2023, to that of the benchmark index for the same period. The Board considered the fact that the Fund outperformed both the peer group median and the benchmark index for the periods.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
215
(Unaudited)
VictoryShares THB Mid Cap ESG ETF:
Noting that the Fund commenced operations in 2021 and that benchmark index performance was available only for the 3-month period, the
Board compared the Fund’s one-year performance for the period ended June 30, 2023, to that of the median performance of the Fund’s peer group for the same period, and the Fund’s three-month performance for the period ended June 30, 2023, to that of the benchmark index for the same period. The Board considered the fact that the Fund outperformed both the peer group median and the benchmark index for the periods.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares WestEnd U.S. Sector ETF:
Noting that the Fund commenced operations in 2022, the Board compared the Fund’s three-month performance for the period ended September
30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the
Fund underperformed the benchmark index and matched the peer group median for the period.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that that: (i) the
Adviser’s services benefitted the Funds’ shareholders, particularly in light of the nature of the Funds and the services required to support the Funds; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Funds; and (iii) the
Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the
Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies, to the extent applicable;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds;
The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.
Considerations of the Board in Approving the Investment Advisory Agreements (the “Agreement”)
The Board approved the Agreement on behalf of each of the VictoryShares Free Cash Flow ETF and VictoryShares Small Cap Free Cash Flow
ETFs (the “Funds”) at a meeting, which was called for that purpose, on May 23, 2023. In considering whether to approve the Agreement, the
Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement.
The Board, including the Independent Trustees, evaluated the information provided and its extensive experience with the Adviser and was advised by legal counsel to the Funds, which also serves as independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Funds. The Board recognized that management was proposing to add the Funds as investment portfolios of the Trust and that the Funds had not yet commenced operations and thus had no performance record or historical expenses. In considering whether the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services to be provided by the Adviser;
The nature, quality and extent of the services provided to the other exchange-traded funds in the Trust and expected to be provided to the
Funds;
The proposed fees to be paid for the services and whether the fee arrangements provide for economies of scale that would benefit Fund share-
holders as the Funds grow;
Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
216
(Unaudited)
The estimated total expenses of the Funds;
Management’s commitment to operating the Funds at competitive expense levels;
The expected profitability of the Adviser with respect to the Adviser’s relationship with the Funds;
Research and other service benefits expected to be received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits expected to be received by the Adviser, including revenues to be paid to affiliates of the Adviser by the Funds for administration and fund accounting services;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Trust and the Adviser.
The Board reviewed each Fund’s proposed gross management fee both in the context of the Adviser’s expected profitability from the Fund and the historical costs associated with operating similar funds. The Board acknowledged that the Funds’ profitability is inherently difficult to estimate in a startup phase. In addition, the Board compared each Fund’s expected operating expense ratio, with the understanding that no distribution or shareholder servicing fees were being proposed to be paid at this time, and management fee with comparable exchange-
traded funds in a peer group of funds with similar investment strategies. The Board considered the Adviser’s commitment to competitive total operating expense ratios through its contractual agreement to waive its fees and reimburse expenses for a specified period of time, noting that this could result in substantial initial subsidies by the Adviser. The Trustees noted that no breakpoints in the advisory fee schedule for the Funds were being proposed at this time.
The Board reviewed various other factors with respect to each Fund. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.
Approval of the Agreement on Behalf of the Funds
Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of each Fund, was consistent with the best interests of each Fund and its future shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an initial two-year period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee to be paid to the Adviser under the Agreement in light of the investment advisory services to be provided, the costs of these services, the expected profitability of the Adviser’s relationship with the Fund and the comparability of the fee to be paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services to be provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Fund and their inclusion in a broad-based family of funds, which could entail a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing quality portfolio management teams; and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Portfolios II

(Unaudited)
Supplemental Information — continued
December 31, 2023
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
218
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
219
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VPII-VICTORYSHARESETF-SAR (12/23)

December 31, 2023
Semi Annual Report
VictoryShares Short-Term Bond ETF
VictoryShares Core Intermediate Bond ETF

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Investment Objectives and Portfolio Holdings 3
Schedules of Portfolio Investments
VictoryShares Short-Term Bond ETF
5
VictoryShares Core Intermediate Bond ETF
19
Financial Statements
Statements of Assets and Liabilities
40
Statements of Operations
41
Statements of Changes in Net Assets
42
Financial Highlights
43
Notes to Financial Statements 45
Supplemental Information
Proxy Voting and Portfolio Holdings Information
53
Expense Examples
53
Advisory Contract Approval
54
Privacy Policy
56

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

3
Victory Portfolios II
VictoryShares Short-Term Bond ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide high current income consistent with preservation of principal.
Asset Allocation*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
** Other includes the remaining sectors which are each under 2% of the net assets of the Fund.

4
Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks high current income without undue risk to principal.
Asset Allocation*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares Short-Term Bond ETF
5
(Unaudited)
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (35.6%)
ABS Auto (24.1%):
Ally Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .76% , 1/15/29 , Callable 2/15/27 @ 100 (a) ............... $ 1,000,000 $ 1,014,142
Series 2023-1 , Class D , 6 .74% , 4/15/34 , Callable 2/15/27 @ 100 (a) ............... 422,000 424,233
Series 2023-A , Class C , 6 .08% , 1/17/34 , Callable 5/15/27 @ 100 (a) ............... 1,000,000 1,010,308
Series 2023-A , Class D , 7 .33% , 1/17/34 , Callable 5/15/27 @ 100 (a) ............... 667,000 682,120
American Credit Acceptance Receivables Trust .................................
Series 2022-1 , Class C , 2 .12% , 3/13/28 , Callable 5/13/25 @ 100 (a) ............... 809,240 800,314
Series 2023-1 , Class B , 5 .38% , 5/12/27 , Callable 1/12/26 @ 100 (a) ............... 1,000,000 995,610
Series 2023-2 , Class C , 5 .96% , 8/13/29 , Callable 2/12/26 @ 100 (a) ............... 1,000,000 997,573
AmeriCredit Automobile Receivables Trust ....................................
Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable 6/18/25 @ 100 ................ 1,000,000 934,785
Series 2021-2 , Class C , 1 .01% , 1/19/27 , Callable 12/18/25 @ 100 ................ 1,000,000 937,588
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A2 , 3 .12% , 1/15/31 , Callable 6/15/25 @ 100 (a) .............. 393,287 389,579
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 6/15/25 @ 100 (a) .............. 762,000 744,339
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A , Class B , 3 .55% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 1,000,000 985,816
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 1,000,000 1,020,397
Series 2023-5A , Class B , 6 .12% , 4/20/28 (a) ................................ 1,000,000 1,005,651
CarMax Auto Owner Trust ................................................
Series 2020-4 , Class A3 , 0 .50% , 8/15/25 , Callable 12/15/24 @ 100 ............... 172,100 170,293
Series 2021-2 , Class A3 , 0 .52% , 2/17/26 , Callable 6/15/25 @ 100 ................ 8,005 7,834
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 10/15/25 @ 100 ................ 1,370,000 1,263,326
Series 2023-2 , Class C , 5 .57% , 11/15/28 , Callable 2/15/27 @ 100 ................ 1,000,000 1,004,798
Series 2023-4 , Class D , 7 .16% , 4/15/30 , Callable 6/15/27 @ 100 ................. 1,000,000 1,020,983
Carvana Auto Receivables Trust ............................................
Series 2021-N1 , Class A , 0 .70% , 1/10/28 , Callable 3/10/26 @ 100 ................ 338,600 323,738
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 3/10/26 @ 100 ................ 363,330 342,635
Series 2021-N4 , Class C , 1 .72% , 9/11/28 , Callable 5/10/27 @ 100 ................ 240,941 225,206
Chase Auto Owner Trust , Series 2023-AA , Class D , 6 .85% , 6/25/31 , Callable 1/25/28 @
100 (a) ........................................................... 1,878,000 1,888,211
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 176,000 175,837
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 200,000 200,729
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 375,000 375,004
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 7/15/26 @ 100 (a) ............. 791,000 803,921
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 7/15/26 @ 100 (a) ............. 765,000 776,885
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 2,000,000 2,048,312
Series 2023-2 , Class A4 , 5 .74% , 10/15/30 , Callable 6/15/27 @ 100 (a) ............. 1,000,000 1,023,071
CPS Auto Receivables Trust ...............................................
Series 2022-A , Class B , 1 .70% , 4/16/29 , Callable 5/15/26 @ 100 (a) ............... 430,269 426,860
Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 3/15/27 @ 100 (a) ............... 1,500,000 1,515,138
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-4 , Class A , 1 .26% , 10/15/30 , Callable 4/15/25 @ 100 (a) .............. 279,172 273,606
Series 2021-4 , Class B , 1 .74% , 12/16/30 , Callable 4/15/25 @ 100 (a) .............. 320,000 304,323
Series 2022-1A , Class B , 4 .95% , 8/16/32 , Callable 4/15/26 @ 100 (a) .............. 1,000,000 976,246
Series 2022-3A , Class C , 8 .45% , 2/15/33 , Callable 10/15/26 @ 100 (a) ............. 1,000,000 1,043,446
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 1,000,000 1,016,608
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 12/15/26 @ 100 (a) ............. 1,000,000 1,023,231
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 977,000 1,014,325
Drive Auto Receivables Trust ..............................................
Series 2021-1 , Class C , 1 .02% , 6/15/27 , Callable 3/15/25 @ 100 ................. 128,749 127,852
Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 7/15/25 @ 100 ................. 2,000,000 1,883,371
DT Auto Owner Trust ....................................................
Series 2019-4A , Class E , 3 .93% , 10/15/26 , Callable 4/15/24 @ 100 (a) ............. 1,000,000 990,803
Series 2020-1A , Class E , 3 .48% , 2/16/27 , Callable 9/15/24 @ 100 (a) .............. 1,000,000 977,146
Series 2020-2A , Class D , 4 .73% , 3/16/26 , Callable 10/15/24 @ 100 (a) ............. 500,000 496,701
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 6/15/28 @ 100 (a) ............ 1,510,000 1,533,211
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 6/15/28 @ 100 (a) .............. 400,000 407,242
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 6/15/28 @ 100 (a) .............. 327,600 318,852

Victory Portfolios II
VictoryShares Short-Term Bond ETF
6
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Enterprise Fleet Financing LLC .............................................
Series 2022-2 , Class A2 , 4 .65% , 5/21/29 , Callable 12/20/25 @ 100 (a) ............. $ 651,355 $ 646,629
Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 4/20/26 @ 100 (a) .............. 1,125,000 1,104,693
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 1,000,000 1,011,906
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 1,000,000 1,003,568
Exeter Automobile Receivables Trust .........................................
Series 2020-1A , Class E , 3 .74% , 1/15/27 , Callable 9/15/24 @ 100 (a) .............. 250,000 244,425
Series 2020-2A , Class E , 7 .19% , 9/15/27 , Callable 1/15/25 @ 100 (a) .............. 1,610,000 1,611,646
Series 2021-2A , Class C , 0 .98% , 6/15/26 , Callable 11/15/25 @ 100 ............... 578,631 572,081
Series 2021-4A , Class C , 1 .46% , 10/15/27 , Callable 12/15/25 @ 100 .............. 1,000,000 980,120
Series 2022-5A , Class C , 6 .51% , 12/15/27 , Callable 2/15/27 @ 100 ............... 1,000,000 1,006,773
First Investors Auto Owner Trust , Series 2023-1A , Class C , 6 .81% , 12/17/29 , Callable 7/15/27
@ 100 (a) ......................................................... 1,000,000 1,020,373
Flagship Credit Auto Trust ................................................
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 4/15/25 @ 100 (a) ............... 1,000,000 957,525
Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 5/15/26 @ 100 (a) ............... 1,750,000 1,590,688
Series 2021-4 , Class B , 1 .49% , 2/15/27 , Callable 9/15/26 @ 100 (a) ............... 1,000,000 962,050
Series 2021-4 , Class C , 1 .96% , 12/15/27 , Callable 9/15/26 @ 100 (a) .............. 1,000,000 939,327
Ford Credit Auto Lease Trust ..............................................
Series 2022-A , Class B , 3 .81% , 8/15/25 , Callable 10/15/24 @ 100 ................ 643,000 634,813
Series 2023-A , Class C , 5 .54% , 12/15/26 , Callable 8/15/25 @ 100 ................ 360,000 357,630
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 4/15/26 @ 100 ................. 786,000 797,078
Ford Credit Auto Owner Trust ..............................................
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822,000 816,462
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 1,000,000 995,371
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 2,290,000 2,272,894
Foursight Capital Automobile Receivables Trust .................................
Series 2022-1 , Class A3 , 1 .83% , 12/15/26 , Callable 7/15/25 @ 100 (a) ............. 482,285 475,407
Series 2022-1 , Class B , 2 .15% , 5/17/27 , Callable 7/15/25 @ 100 (a) ............... 1,000,000 966,636
Series 2022-2 , Class A3 , 4 .59% , 6/15/27 , Callable 9/15/25 @ 100 (a) .............. 1,000,000 990,809
Series 2023-1 , Class B , 5 .35% , 3/15/28 , Callable 7/15/26 @ 100 (a) ............... 626,000 620,153
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 5 .79% , 10/15/29 , Callable 9/15/28 @ 100 (a) ............ 1,000,000 1,002,525
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 9/15/28 @ 100 (a) .............. 415,000 415,002
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 9/15/28 @ 100 (a) .............. 250,000 239,013
GLS Auto Receivables Issuer Trust ..........................................
Series 2019-2A , Class D , 4 .52% , 2/17/26 , Callable 1/15/24 @ 100 (a) .............. 1,514,577 1,513,204
Series 2019-3A , Class D , 3 .84% , 5/15/26 , Callable 4/15/24 @ 100 (a) .............. 1,000,000 993,557
Series 2021-4A , Class B , 1 .53% , 4/15/26 (a) ................................ 293,024 290,263
Series 2022-1A , Class B , 2 .84% , 5/15/26 (a) ................................ 865,842 858,970
Series 2022-2A , Class B , 4 .70% , 9/15/26 (a) ................................ 1,000,000 992,387
GM Financial Automobile Leasing Trust , Series 2023-2 , Class B , 5 .54% , 5/20/27 , Callable
12/20/25 @ 100 .................................................... 417,000 417,127
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class A3 , 5 .18% , 3/15/28 , Callable 9/15/26 @ 100 (a) .............. 1,000,000 991,551
Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 9/15/26 @ 100 (a) .............. 1,000,000 986,027
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 9/15/26 @ 100 (a) ............... 500,000 492,861
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A , Class A , 1 .99% , 6/25/26 , Callable 6/25/25 @ 100 (a) .............. 1,000,000 955,087
Series 2022-1A , Class B , 2 .19% , 6/25/26 , Callable 6/25/25 @ 100 (a) .............. 1,000,000 948,811
Series 2022-3A , Class A , 3 .37% , 3/25/25 , Callable 3/25/24 @ 100 (a) .............. 500,000 498,078
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 1,000,000 999,580
Hertz Vehicle Financing LLC , Series 2022-4A , Class A , 3 .73% , 9/25/26 , Callable 9/25/25 @
100 (a) ........................................................... 1,000,000 972,950
Honda Auto Receivables Owner Trust , Series 2020-3 , Class A3 , 0 .37% , 10/18/24 , Callable
1/18/24 @ 100 ..................................................... 20,236 20,190
Hyundai Auto Receivables Trust , Series 2020-C , Class A3 , 0 .38% , 5/15/25 , Callable 3/15/25 @
100 ............................................................. 103,900 103,262
JPMorgan Chase Bank NA ................................................
Series 2020-2 , Class B , 0 .84% , 2/25/28 , Callable 10/25/24 @ 100 (a) .............. 84,818 84,489
Series 2021-2 , Class D , 1 .14% , 12/26/28 , Callable 10/25/25 @ 100 (a) ............. 174,023 169,985
Series 2021-3 , Class B , 0 .76% , 2/26/29 , Callable 6/25/25 @ 100 (a) ............... 176,251 170,062
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class A , 1 .30% , 8/17/26 , Callable 11/15/25 @ 100 (a) ............. 126,588 124,997

Victory Portfolios II
VictoryShares Short-Term Bond ETF
7
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series 2021-1A , Class B , 1 .94% , 11/16/26 , Callable 11/15/25 @ 100 (a) ............ $ 1,750,000 $ 1,703,136
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 11/15/25 @ 100 (a) ............. 1,000,000 954,831
Series 2022-1A , Class A , 5 .21% , 6/15/27 , Callable 5/15/26 @ 100 (a) .............. 431,932 429,749
Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 5/15/26 @ 100 (a) .............. 800,000 796,183
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 6/15/27 @ 100 (a) .............. 453,000 464,806
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 7/15/27 @ 100 (a) .............. 350,000 352,166
Lobel Automobile Receivables Trust , Series 2023-1 , Class A , 6 .97% , 7/15/26 , Callable
10/15/25 @ 100 (a) .................................................. 1,112,160 1,110,587
Merchants Fleet Funding LLC , Series 2023-1A , Class A , 7 .21% , 5/20/36 (a) ............. 1,000,000 1,013,040
Navistar Financial Dealer Note Master Owner Trust II , Series 2023-1 , Class A , 6 .18% ,
8/25/28 (a) ........................................................ 413,793 420,298
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 4/15/28 @ 100 (a) ............. 925,000 940,321
Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 4/15/28 @ 100 (a) .............. 1,000,000 1,021,256
Series 2023-1A , Class C , 6 .82% , 9/17/29 , Callable 4/15/28 @ 100 (a) .............. 1,000,000 974,157
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 4/15/28 @ 100 (a) ............. 1,000,000 1,005,786
Oscar U.S. Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 2/10/25 @
100 (a) ........................................................... 2,500,000 2,387,890
Oscar U.S. Funding XIV LLC ..............................................
Series 2022-1A , Class A3 , 2 .30% , 4/10/26 , Callable 3/10/26 @ 100 (a) ............. 1,000,000 978,446
Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 3/10/26 @ 100 (a) ............. 150,000 141,653
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 3/15/26 @ 100 (a) ............. 1,000,000 987,907
Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 452,000 445,559
Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 917,000 906,201
Prestige Auto Receivables Trust ............................................
Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 7/15/27 @ 100 (a) .............. 1,000,000 993,086
Series 2023-2A , Class C , 7 .12% , 8/15/29 , Callable 2/15/29 @ 100 (a) .............. 1,000,000 1,026,217
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 624,944 619,620
Series 2022-A , Class C , 7 .38% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 340,383 340,044
Series 2022-B , Class B , 5 .72% , 8/16/32 , Callable 4/15/26 @ 100 (a) ............... 362,735 361,418
Series 2022-C , Class B , 6 .45% , 12/15/32 , Callable 1/15/27 @ 100 (a) .............. 537,296 537,989
Series 2022-C , Class C , 6 .99% , 12/15/32 , Callable 1/15/27 @ 100 (a) .............. 537,296 539,084
Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable 1/15/27 @ 100 (a) .............. 449,693 453,519
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 154,204 154,717
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 624,667 626,740
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 1,000,000 1,002,623
Santander Bank NA , Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 9/15/25 @ 100 (a) .. 107,732 104,956
Santander Retail Auto Lease Trust ...........................................
Series 2021-B , Class D , 1 .41% , 11/20/25 , Callable 3/20/24 @ 100 (a) .............. 400,000 393,003
Series 2021-C , Class C , 1 .11% , 3/20/26 , Callable 7/20/24 @ 100 (a) ............... 535,000 523,385
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 2/15/28 @ 100 (a) ............. 1,800,000 1,813,590
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 2/15/28 @ 100 (a) ............. 750,000 756,770
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 2/15/28 @ 100 (a) .............. 1,500,000 1,514,438
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 2/15/28 @ 100 (a) ............. 1,000,000 1,008,664
SFS Auto Receivables Securitization Trust , Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable
8/20/27 @ 100 (a) ................................................... 903,000 915,773
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 9/20/25 @ 100 (a) ............... 1,000,000 1,009,108
Series 2023-B , Class B , 6 .57% , 8/20/27 , Callable 1/20/26 @ 100 (a) ............... 675,000 684,856
Tesla Electric Vehicle Trust ................................................
Series 2023-1 , Class A4 , 5 .38% , 2/20/29 , Callable 3/20/27 @ 100 (a) .............. 1,350,000 1,363,964
Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 3/20/27 @ 100 (a) ............... 1,300,000 1,313,302
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 9/20/25 @
100 (a) ........................................................... 1,333,000 1,332,121
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 8/25/26 @ 100 (a) ........ 4,860,000 4,877,986
United Auto Credit Securitization Trust .......................................
Series 2022-1 , Class C , 2 .61% , 6/10/27 , Callable 12/10/25 @ 100 (a) .............. 401,866 400,103
Series 2023-1 , Class C , 6 .28% , 7/10/28 , Callable 5/10/26 @ 100 (a) ............... 2,000,000 1,988,253
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A3 , 5 .56% , 3/15/28 , Callable 7/15/27 @ 100 (a) ............. 1,000,000 997,707
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 7/15/27 @ 100 (a) ............ 1,000,000 997,296

Victory Portfolios II
VictoryShares Short-Term Bond ETF
8
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 7/15/27 @ 100 (a) .............. $ 534,000 $ 533,551
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 7/15/27 @ 100 (a) .............. 1,000,000 961,842
VStrong Auto Receivables Trust ............................................
Series 2023-A , Class A3 , 6 .87% , 11/15/27 (a) ............................... 500,000 508,226
Series 2023-A , Class B , 7 .11% , 2/15/30 , Callable 8/15/29 @ 100 (a) ............... 1,000,000 1,020,063
Westlake Automobile Receivables Trust .......................................
Series 2020-1A , Class E , 3 .31% , 10/15/25 , Callable 2/15/24 @ 100 (a) ............. 500,000 497,721
Series 2021-3A , Class D , 2 .12% , 1/15/27 , Callable 9/15/25 @ 100 (a) .............. 1,000,000 951,775
Series 2022-1A , Class B , 2 .75% , 3/15/27 , Callable 9/15/25 @ 100 (a) .............. 1,000,000 988,530
Series 2022-2A , Class B , 4 .31% , 9/15/27 , Callable 3/15/26 @ 100 (a) .............. 800,000 790,626
Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable 6/15/26 @ 100 (a) .............. 500,000 497,806
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2022-1A , Class A , 2 .47% , 10/18/36 , Callable 9/18/24 @ 100 (a) ............. 475,451 468,553
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 900,000 904,385
Series 2023-1A , Class B , 5 .80% , 4/18/38 (a) ................................ 1,000,000 1,001,530
Series 2023-1A , Class C , 6 .18% , 4/18/38 (a) ................................ 1,667,000 1,682,517
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 911,000 920,735
World Omni Select Auto Trust , Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 7/15/26 @
100 ............................................................. 1,000,000 1,013,393
133,166,791
ABS Card (2.0%):
Evergreen Credit Card Trust ...............................................
Series 2021-1 , Class A , 0 .90% , 10/15/26 (a) ................................ 1,500,000 1,447,880
Series 2022-CRT1 , Class B , 5 .61% , 7/15/26 (a) .............................. 1,000,000 995,060
Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............................. 1,000,000 1,003,739
Series 2023-CRT3 , Class B , 6 .58% , 2/15/27 (a) .............................. 762,000 767,141
Series 2023-CRT3 , Class C , 7 .31% , 2/15/27 (a) .............................. 423,000 424,990
Master Credit Card Trust , Series 2021-1A , Class C , 1 .06% , 11/21/25 (a) ................ 1,500,000 1,467,793
Master Credit Card Trust II ................................................
Series 2022-1A , Class B , 1 .97% , 7/21/26 (a) ................................ 1,000,000 962,084
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 600,000 598,565
Series 2023-2A , Class B , 6 .26% , 1/21/27 (a) ................................ 410,000 412,903
Series 2023-2A , Class C , 6 .89% , 1/21/27 (a) ................................ 476,000 478,593
Trillium Credit Card Trust II ...............................................
Series 2023-1A , Class B , 5 .23% , 3/26/31 (a) ................................ 1,000,000 976,797
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 375,000 366,361
Series 2023-3A , Class C , 6 .94% , 8/26/28 (a) ................................ 1,000,000 1,008,495
10,910,401
ABS Other (9.5%):
AFG ABS I LLC , Series 2023-1 , Class B , 7 .51% , 9/16/30 , Callable 10/15/26 @ 100 (a) ..... 832,992 838,436
Amur Equipment Finance Receivables IX LLC ..................................
Series 2021-1A , Class B , 1 .38% , 2/22/27 , Callable 11/20/24 @ 100 (a) ............. 500,000 486,031
Series 2021-1A , Class C , 1 .75% , 6/21/27 , Callable 11/20/24 @ 100 (a) ............. 1,500,000 1,441,647
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A , Class A2 , 1 .64% , 10/20/27 , Callable 9/20/25 @ 100 (a) ............ 255,393 248,069
Series 2022-1A , Class B , 2 .20% , 1/20/28 , Callable 9/20/25 @ 100 (a) .............. 541,000 510,072
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class B , 6 .03% , 12/20/29 , Callable 5/20/27 @ 100 (a) ............. 750,000 751,218
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 5/20/27 @ 100 (a) ............. 655,173 657,536
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 5/20/27 @ 100 (a) .............. 325,000 330,804
Atalaya Equipment Leasing Trust , Series 2021-1A , Class A2 , 1 .23% , 5/15/26 , Callable
10/15/24 @ 100 (a) .................................................. 168,309 166,739
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class A3 , 5 .70% , 2/15/30 , Callable 2/15/28 @ 100 (a) ............. 1,000,000 1,009,141
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 413,000 414,653
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 2/15/28 @ 100 (a) ............. 300,000 302,878
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 471,000 476,907
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 11/15/26 @
100 (a) ........................................................... 800,000 801,620
CARS-DB4 LP , Series 2020-1A , Class A1 , 2 .69% , 2/15/50 , Callable 1/15/24 @ 100 (a) ..... 579,236 556,305
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/28 @ 100 (a) ..... 990,000 987,515
CCG Receivables Trust ...................................................

Victory Portfolios II
VictoryShares Short-Term Bond ETF
9
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 12/14/26 @ 100 (a) .............. $ 1,000,000 $ 1,011,160
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 12/14/26 @ 100 (a) .............. 1,777,778 1,799,562
Series 2023-2 , Class C , 6 .45% , 4/14/32 , Callable 12/14/27 @ 100 (a) .............. 1,000,000 1,022,426
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 12/14/27 @ 100 (a) .............. 433,000 443,869
Conn's Receivables Funding LLC ...........................................
Series 2022-A , Class B , 9 .52% , 12/15/26 , Callable 8/15/24 @ 100 (a) .............. 714,251 716,280
Series 2023-A , Class A , 8 .01% , 1/17/28 , Callable 4/15/24 @ 100 (a) ............... 393,947 394,680
Series 2023-A , Class B , 10 .00% , 1/17/28 , Callable 12/15/24 @ 100 (a) ............. 451,000 456,922
CP EF Asset Securitization I LLC , Series 2022-1A , Class A , 5 .96% , 4/15/30 , Callable 11/15/25
@ 100 (a) ......................................................... 1,473,593 1,464,896
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 954,157 957,688
Dell Equipment Finance Trust ..............................................
Series 2021-2 , Class C , 0 .94% , 12/22/26 , Callable 3/22/24 @ 100 (a) .............. 500,000 493,681
Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 10/22/25 @ 100 (a) .............. 909,091 916,155
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 2/22/26 @ 100 (a) ............... 1,000,000 1,002,651
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 2/22/26 @ 100 (a) ............... 761,000 766,807
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 3/22/26 @ 100 (a) .............. 353,000 356,057
Dext ABS LLC ........................................................
Series 2020-1 , Class C , 3 .03% , 11/15/27 , Callable 10/15/24 @ 100 (a) ............. 300,000 295,924
Series 2021-1 , Class C , 2 .29% , 9/15/28 , Callable 4/15/26 @ 100 (a) ............... 1,000,000 931,769
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 2/15/27 @ 100 (a) .............. 1,000,000 1,002,758
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 2/15/27 @ 100 (a) ............... 2,000,000 2,031,998
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 3/15/27 @ 100 (a) ............... 1,000,000 1,012,197
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 3/15/27 @ 100 (a) ............... 667,000 647,266
Diamond Issuer , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) .... 655,000 555,416
DLLAA LLC ..........................................................
Series 2023-1A , Class A3 , 5 .64% , 2/22/28 , Callable 12/20/27 @ 100 (a) ............ 1,000,000 1,014,325
Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 1/20/27 @ 100 (a) ............. 571,429 576,241
DLLST LLC , Series 2022-1A , Class A4 , 3 .69% , 9/20/28 , Callable 8/20/25 @ 100 (a) ....... 1,000,000 982,353
FirstKey Homes Trust ....................................................
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) ............................. 1,000,000 908,803
Series 2021-SFR3 , Class C , 2 .54% , 12/17/38 (a) ............................. 1,000,000 907,228
Flexential Issuer , Series 2021-1A , Class A2 , 3 .25% , 11/27/51 , Callable 11/25/25 @ 100 (a) .. 1,000,000 897,421
Ford Credit Floorplan Master Owner Trust , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ...... 532,000 530,190
Frontier Issuer LLC , Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) .... 466,667 461,769
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 8/20/30 @ 100 (a) .............. 327,000 336,148
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 8/20/30 @ 100 (a) .............. 300,000 311,869
Series 2023-1A , Class D , 7 .00% , 8/22/33 , Callable 8/20/30 @ 100 (a) .............. 200,000 205,123
GreatAmerica Leasing Receivables , Series 2023-1 , Class B , 5 .21% , 3/15/30 , Callable 7/15/27
@ 100 (a) ......................................................... 500,000 495,190
HPEFS Equipment Trust ..................................................
Series 2021-1A , Class D , 1 .03% , 3/20/31 , Callable 4/20/24 @ 100 (a) .............. 2,289,903 2,260,858
Series 2021-2A , Class C , 0 .88% , 9/20/28 , Callable 8/20/24 @ 100 (a) .............. 248,598 245,893
Series 2022-1A , Class D , 2 .40% , 11/20/29 , Callable 6/20/25 @ 100 (a) ............. 667,000 633,443
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 9/20/26 @ 100 (a) .............. 500,000 508,070
M&T Equipment LEAF1 Notes , Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 8/15/27
@ 100 (a) ......................................................... 1,038,000 1,048,538
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 10/20/24 @ 100 (a) ............ 903,000 790,206
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 10/20/24 @ 100 (a) ............ 293,000 237,543
NMEF Funding LLC ....................................................
Series 2021-A , Class B , 1 .85% , 12/15/27 , Callable 9/15/24 @ 100 (a) .............. 521,117 515,304
Series 2022-A , Class A2 , 2 .58% , 10/16/28 , Callable 8/15/25 @ 100 (a) ............. 398,045 392,308
Series 2022-A , Class B , 3 .35% , 10/16/28 , Callable 8/15/25 @ 100 (a) .............. 1,000,000 966,888
Series 2022-B , Class A2 , 6 .07% , 6/15/29 , Callable 9/15/26 @ 100 (a) .............. 744,670 748,409
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 9/15/27 @ 100 (a) ............... 500,000 508,667
Pawnee Equipment Receivables LLC , Series 2021-1 , Class A2 , 1 .10% , 7/15/27 , Callable
8/15/25 @ 100 (a) ................................................... 548,831 536,006
Post Road Equipment Finance , Series 2022-1A , Class A2 , 4 .88% , 11/15/28 , Callable 5/15/26
@ 100 (a) ......................................................... 975,000 966,437
PSNH Funding LLC , Series 2018-1 , Class A1 , 3 .09% , 2/1/26 ....................... 22,741 22,688
SCF Equipment Leasing LLC ..............................................

Victory Portfolios II
VictoryShares Short-Term Bond ETF
10
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series 2020-1A , Class B , 2 .02% , 3/20/28 , Callable 2/20/25 @ 100 (a) .............. $ 65,392 $ 64,667
Series 2021-1A , Class D , 1 .93% , 9/20/30 , Callable 10/20/25 @ 100 (a) ............. 250,000 228,993
Series 2022-2A , Class B , 6 .50% , 2/20/32 , Callable 8/20/29 @ 100 (a) .............. 428,571 435,210
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 5/20/30 @ 100 (a) .............. 857,000 872,429
Series 2023-1A , Class C , 6 .77% , 8/22/33 , Callable 5/20/30 @ 100 (a) .............. 937,000 964,694
Vantage Data Centers Issuer LLC ...........................................
Series 2019-1A , Class A2 , 3 .19% , 7/15/44 , Callable 1/15/24 @ 100 (a) ............. 478,333 469,592
Series 2020-1A , Class A2 , 1 .65% , 9/15/45 , Callable 1/15/24 @ 100 (a) ............. 1,000,000 925,276
VB-S1 Issuer LLC , Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) .. 1,000,000 901,540
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 3/12/27 @ 100 (a) ............. 483,000 487,311
Series 2023-1A , Class B , 6 .05% , 1/13/31 , Callable 3/12/27 @ 100 (a) .............. 500,000 501,783
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 3/12/27 @ 100 (a) .............. 374,000 380,008
52,499,154
Total Asset-Backed Securities (Cost $197,049,650) 196,576,346
Collateralized Loan Obligations (0.7%)
Cash Flow CLO (0.7%):
Barrow Hanley CLO I Ltd. , Series 2023-1A , Class A1 , 7 .72% ( TSFR3M + 230 bps ) , 4/20/35 ,
Callable 4/20/24 @ 100 (a) (b) .......................................... 1,000,000 1,001,871
Palmer Square Loan Funding Ltd. ...........................................
Series 2023-1A , Class A1 , 6 .96% ( TSFR3M + 170 bps ) , 7/20/31 , Callable 7/20/24 @
100 (a) (b) ..................................................... 1,000,000 1,000,600
Series 2023-1A , Class A2 , 7 .76% ( TSFR3M + 250 bps ) , 7/20/31 , Callable 7/20/24 @
100 (a) (b) ..................................................... 500,000 500,250
Stratus CLO Ltd. .......................................................
Series 2021-3A , Class A , 6 .63% ( TSFR3M + 121 bps ) , 12/29/29 , Callable 1/20/24 @
100 (a) (b) ..................................................... 689,617 688,867
Series 2021-3A , Class B , 7 .23% ( TSFR3M + 181 bps ) , 12/29/29 , Callable 1/20/24 @
100 (a) (b) ..................................................... 821,000 813,146
4,004,734
Total Collateralized Loan Obligations (Cost $4,010,617) 4,004,734
Collateralized Mortgage Obligations (4.6%)
Agency CMO Other (0.7%):
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 5 .50% , 1/25/49 ........ 962,344 973,280
Federal National Mortgage Association , Series 2022-88 , Class BA , 5 .50% , 7/25/47 ........ 990,911 998,840
Government National Mortgage Association ....................................
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 982,298 992,991
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 992,475 988,264
3,953,375
Commercial MBS (3.9%):
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (c) .................. 1,000,000 896,500
BBCMS Mortgage Trust , Series 2020-BID , Class C , 9 .12% ( TSFR1M + 375 bps ) ,
10/15/37 (a) (b) ..................................................... 1,000,000 951,898
BPR Trust ............................................................
Series 2021-TY , Class A , 6 .53% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) ............... 1,000,000 968,162
Series 2021-TY , Class C , 7 .18% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) ............... 1,000,000 951,391
Series 2022-STAR , Class A , 8 .59% ( TSFR1M + 323 bps ) , 8/15/24 (a) (b) ............. 2,000,000 2,003,873
BX Commercial Mortgage Trust , Series 2019-XL , Class D , 6 .93% ( TSFR1M + 156 bps ) ,
10/15/36 (a) (b) ..................................................... 2,465,000 2,449,483
BX Trust .............................................................
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) .............................. 1,000,000 922,877
Series 2022-LBA6 , Class C , 6 .96% ( TSFR1M + 160 bps ) , 1/15/39 (a) (b) ............. 1,000,000 979,596
Citigroup Commercial Mortgage Trust , Series 2019-SMRT , Class B , 4 .38% , 1/10/36 (a) ..... 500,000 500,000
COMM Mortgage Trust ..................................................
Series 2014-277P , Class A , 3 .61% , 8/10/49 , Callable 8/10/24 @ 100 (a) (c) .......... 3,000,000 2,766,367
Series 2014-277P , Class C , 3 .61% , 8/10/49 , Callable 8/10/24 @ 100 (a) (c) .......... 333,000 285,491
Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @ 100 (c) ........... 1,500,000 1,446,611

Victory Portfolios II
VictoryShares Short-Term Bond ETF
11
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
GS Mortgage Securities Corp. II , Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (c) ........ $ 600,000 $ 583,244
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) .......... 1,000,000 956,661
Hudson Yards Mortgage Trust , Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26
@ 100 (a) ......................................................... 1,500,000 1,392,825
KNDL Mortgage Trust ...................................................
Series 2019-KNSQ , Class B , 6 .51% ( TSFR1M + 115 bps ) , 5/15/36 (a) (b) ............ 500,000 498,052
Series 2019-KNSQ , Class C , 6 .61% ( TSFR1M + 125 bps ) , 5/15/36 (a) (b) ............ 1,175,000 1,165,500
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/15/40 (a) ....................... 785,714 768,914
SMRT , Series 2022-MINI , Class B , 6 .71% ( TSFR1M + 135 bps ) , 1/15/39 (a) (b) ............ 1,000,000 975,277
21,462,722
Total Collateralized Mortgage Obligations (Cost $25,864,126) 25,416,097
Senior Secured Loans (0.4%)
Consumer Discretionary (0.2%):
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 9 .17%
( SOFR03M + 375 bps ) , 10/20/27 (b) ....................................... 1,200,000 1,227,372
Industrials (0.2%):
MasTec, Inc., Three-Year Term Loan, First Lien , 6 .73% ( SOFR01M + 138 bps ) , 9/1/25 (b) .... 1,000,000 1,000,000
Total Senior Secured Loans (Cost $2,198,899) 2,227,372
Corporate Bonds (32.5%)
Communication Services (0.2%):
Paramount Global , 2 .90% , 1/15/27 , Callable 10/15/26 @ 100 ....................... 580,000 537,280
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 4 .74% ,
3/20/25 , Callable 3/20/24 @ 100 (a) ...................................... 658,750 652,533
1,189,813
Consumer Discretionary (1.8%):
Advance Auto Parts, Inc.
1 .75% , 10/1/27 , Callable 8/1/27 @ 100 ................................... 1,000,000 859,065
5 .95% , 3/9/28 , Callable 2/9/28 @ 100 .................................... 1,000,000 995,185
3 .90% , 4/15/30 , Callable 1/15/30 @ 100 (d) ................................ 1,000,000 892,980
Association of American Medical Colleges , 2 .12% , 10/1/24 ......................... 750,000 727,149
LKQ Corp. , 5 .75% , 6/15/28 , Callable 5/15/28 @ 100 ............................. 1,000,000 1,027,073
Nissan Motor Acceptance Co. LLC , 1 .85% , 9/16/26 , Callable 8/16/26 @ 100 (a) .......... 1,513,000 1,360,969
Nordstrom, Inc. , 2 .30% , 4/8/24 , Callable 1/22/24 @ 100 ........................... 1,000,000 986,532
QVC, Inc. , 4 .45% , 2/15/25 , Callable 11/15/24 @ 100 ............................. 617,000 579,205
Tapestry, Inc.
7 .00% , 11/27/26 .................................................... 1,000,000 1,037,444
7 .35% , 11/27/28 , Callable 10/27/28 @ 100 ................................. 500,000 524,754
Volkswagen Group of America Finance LLC , 6 .20% , 11/16/28 , Callable 10/16/28 @ 100 (a) (d) 1,000,000 1,048,969
10,039,325
Consumer Staples (0.5%):
Dollar General Corp. , 5 .20% , 7/5/28 , Callable 6/5/28 @ 100 ........................ 1,000,000 1,014,058
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6 .50% , 4/15/29 , Callable 4/15/24 @ 103.25 ................................ 319,000 309,695
3 .75% , 12/1/31 , Callable 12/1/26 @ 101.88 ................................ 864,000 743,366
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 1,000,000 850,151
2,917,270
Energy (1.3%):
Antero Resources Corp. , 7 .63% , 2/1/29 , Callable 2/5/24 @ 103.81 (a) .................. 500,000 512,989
Energy Transfer LP
6 .75% ( H15T5Y + 513 bps ) , Callable 5/15/25 @ 100 (b) (e) ...................... 167,000 160,118
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (b) (e) ...................... 1,000,000 950,601
8 .00% , 4/1/29 , Callable 4/1/24 @ 104 (a) .................................. 250,000 260,196
Gray Oak Pipeline LLC , 2 .60% , 10/15/25 , Callable 9/15/25 @ 100 (a) ................. 690,000 654,384
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .00% , 4/15/30 , Callable 4/15/25 @ 103 (a) ...... 667,000 647,116
Parsley Energy LLC/Parsley Finance Corp. , 4 .13% , 2/15/28 , Callable 2/5/24 @ 102.06 (a) ... 2,000,000 1,910,001

Victory Portfolios II
VictoryShares Short-Term Bond ETF
12
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6 .50% , 7/15/27 , Callable 2/5/24 @ 103.25 ................................. $ 1,000,000 $ 1,015,610
5 .00% , 1/15/28 , Callable 2/5/24 @ 101.67 ................................. 871,000 860,865
6,971,880
Financials (19.6%):
Ally Financial, Inc. , 6 .99% ( SOFR + 326 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (b) ......... 2,056,000 2,126,691
Antares Holdings LP , 8 .50% , 5/18/25 , Callable 4/18/25 @ 100 (a) ..................... 1,000,000 1,016,437
Ares Capital Corp. , 3 .25% , 7/15/25 , Callable 6/15/25 @ 100 ........................ 750,000 718,507
Assurant, Inc. , 6 .10% , 2/27/26 , Callable 1/27/26 @ 100 ........................... 1,765,000 1,778,854
Athene Global Funding , 1 .72% , 1/7/25 (a) ...................................... 1,000,000 959,207
Bank of America Corp.
6 .50% ( TSFR3M + 444 bps ) , Callable 10/23/24 @ 100 (b) (d) (e) ................... 500,000 498,668
6 .10% ( TSFR3M + 416 bps ) , Callable 3/17/25 @ 100 (b) (e) ...................... 1,000,000 995,933
Blackstone Private Credit Fund
1 .75% , 9/15/24 (d) .................................................. 1,000,000 969,760
2 .35% , 11/22/24 .................................................... 1,000,000 967,751
7 .05% , 9/29/25 .................................................... 500,000 509,116
2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ................................. 500,000 453,060
Blue Owl Credit Income Corp.
5 .50% , 3/21/25 .................................................... 2,000,000 1,970,925
7 .75% , 9/16/27 , Callable 8/16/27 @ 100 .................................. 1,000,000 1,033,228
Cadence Bank
7 .25% ( US0003M + 454 bps ) , 6/28/29 , Callable 6/28/24 @ 100 (a) (b) ............... 1,000,000 970,797
4 .75% ( US0003M + 303 bps ) , 6/30/29 , Callable 6/30/24 @ 100 (b) ................. 2,082,000 2,056,400
Capital One Financial Corp.
4 .17% ( SOFR + 137 bps ) , 5/9/25 , Callable 5/9/24 @ 100 (b) ...................... 1,000,000 992,337
5 .47% ( SOFR + 208 bps ) , 2/1/29 , Callable 2/1/28 @ 100 (b) ...................... 1,000,000 1,000,221
6 .31% ( SOFR + 264 bps ) , 6/8/29 , Callable 6/8/28 @ 100 (b) ...................... 1,000,000 1,025,864
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 825,000 772,484
Citizens Bank NA
4 .12% ( SOFR + 140 bps ) , 5/23/25 , Callable 5/23/24 @ 100 (b) .................... 760,000 740,835
6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (b) .................. 2,000,000 1,952,521
4 .58% ( SOFR + 200 bps ) , 8/9/28 , Callable 8/9/27 @ 100 (b) ...................... 334,000 317,298
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (b) (d) (e) .. 200,000 189,852
Credit Acceptance Corp. , 9 .25% , 12/15/28 , Callable 12/15/25 @ 104.63 (a) .............. 857,000 915,371
DAE Funding LLC , 1 .55% , 8/1/24 , Callable 7/1/24 @ 100 (a) ....................... 250,000 243,617
Enact Holdings, Inc. , 6 .50% , 8/15/25 , Callable 2/15/25 @ 100 (a) ..................... 1,718,000 1,713,719
Entergy Texas Restoration Funding II LLC , 3 .05% , 12/15/27 ........................ 466,288 447,605
F&G Global Funding , 5 .15% , 7/7/25 (a) ....................................... 1,000,000 985,982
Farm Credit Bank of Texas , 5 .70% ( H15T5Y + 542 bps ) , Callable 9/15/25 @ 100 (a) (b) (e) .... 1,500,000 1,425,000
Fifth Third Bancorp
4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (b) (e) ...................... 2,916,000 2,709,880
4 .30% , 1/16/24 .................................................... 965,000 963,609
First American Financial Corp. , 4 .60% , 11/15/24 ................................ 2,399,000 2,369,230
First Citizens BancShares, Inc. , 3 .38% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 3/15/25 @
100 (b) ........................................................... 1,000,000 945,386
First Financial Bancorp , 5 .13% , 8/25/25 ....................................... 1,000,000 910,540
First Horizon Corp. , 4 .00% , 5/26/25 , Callable 4/26/25 @ 100 ....................... 1,450,000 1,407,463
Ford Motor Credit Co. LLC
3 .38% , 11/13/25 , Callable 10/13/25 @ 100 ................................. 1,000,000 956,611
4 .95% , 5/28/27 , Callable 4/28/27 @ 100 .................................. 1,000,000 976,321
FS KKR Capital Corp.
4 .25% , 2/14/25 , Callable 1/14/25 @ 100 (a) ................................ 1,400,000 1,360,341
3 .40% , 1/15/26 , Callable 12/15/25 @ 100 ................................. 1,024,000 969,291
Fulton Financial Corp. , 3 .25% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (b) .... 1,000,000 833,642
GA Global Funding Trust , 1 .63% , 1/15/26 (a) ................................... 500,000 459,915
Hikma Finance USA LLC , 3 .25% , 7/9/25 ...................................... 2,400,000 2,295,472
Horace Mann Educators Corp. , 7 .25% , 9/15/28 , Callable 8/15/28 @ 100 ................ 2,000,000 2,125,965
HSB Group, Inc. , 6 .57% ( TSFR3M + 117 bps ) , 7/15/27 , Callable 2/5/24 @ 100 (b) .......... 750,000 680,915
Huntington Bancshares, Inc. , 4 .45% ( H15T7Y + 405 bps ) , Callable 10/15/27 @ 100 (b) (e) .... 1,150,000 1,020,827
Hyundai Capital America , 0 .80% , 1/8/24 (a) .................................... 2,000,000 1,998,623
Kemper Corp.
4 .35% , 2/15/25 , Callable 11/15/24 @ 100 .................................. 1,000,000 978,628

Victory Portfolios II
VictoryShares Short-Term Bond ETF
13
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
2 .40% , 9/30/30 , Callable 6/30/30 @ 100 .................................. $ 550,000 $ 430,041
KeyCorp. , 3 .88% ( SOFRINDX + 125 bps ) , 5/23/25 , Callable 5/23/24 @ 100 , MTN (b) ....... 2,250,000 2,199,751
Luther Burbank Corp. , 6 .50% , 9/30/24 , Callable 8/31/24 @ 100 (a) .................... 1,250,000 1,230,599
M&T Bank Corp.
3 .50% ( H15T5Y + 268 bps ) , Callable 9/1/26 @ 100 (b) (e) ....................... 300,000 221,518
4 .00% , 7/15/24 , Callable 4/16/24 @ 100 (d) ................................ 1,000,000 988,102
Main Street Capital Corp.
5 .20% , 5/1/24 (d) ................................................... 1,400,000 1,393,531
3 .00% , 7/14/26 , Callable 6/14/26 @ 100 .................................. 500,000 456,180
Manufacturers & Traders Trust Co. , 4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ........... 1,000,000 978,781
Metropolitan Tower Life Insurance Co. , 7 .63% , 1/15/24 (a) ......................... 500,000 500,352
Midwest Connector Capital Co. LLC , 3 .90% , 4/1/24 , Callable 3/1/24 @ 100 (a) ........... 2,500,000 2,485,340
Morgan Stanley , 0 .79% ( SOFR + 53 bps ) , 5/30/25 , Callable 5/30/24 @ 100 (b) ............. 1,000,000 977,497
MPT Operating Partnership LP/MPT Finance Corp. , 5 .00% , 10/15/27 , Callable 2/5/24 @
101.67 ........................................................... 2,000,000 1,640,721
National General Holdings Corp. , 6 .75% , 5/15/24 (a) .............................. 1,000,000 1,002,567
Penske Truck Leasing Co. LP/PTL Finance Corp. , 5 .75% , 5/24/26 , Callable 4/24/26 @ 100 (a) 1,000,000 1,007,576
PRA Group, Inc. , 8 .38% , 2/1/28 , Callable 2/1/25 @ 104.19 (a) ....................... 1,444,000 1,375,508
Radian Group, Inc. , 4 .50% , 10/1/24 , Callable 7/1/24 @ 100 ......................... 2,503,000 2,468,717
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (b) (e) ........ 2,998,000 2,914,804
SCE Recovery Funding LLC , 0 .86% , 11/15/31 .................................. 1,539,263 1,318,032
Starwood Property Trust, Inc. , 3 .63% , 7/15/26 , Callable 1/15/26 @ 100 (a) .............. 500,000 473,546
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 1,700,000 1,323,718
Synchrony Bank , 5 .40% , 8/22/25 , Callable 7/22/25 @ 100 ......................... 1,000,000 985,041
Synchrony Financial
4 .88% , 6/13/25 , Callable 5/13/25 @ 100 .................................. 1,000,000 982,658
3 .95% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 1,000,000 936,659
Synovus Bank , 5 .63% , 2/15/28 , Callable 1/15/28 @ 100 ........................... 1,000,000 962,461
Synovus Financial Corp. , 5 .90% ( USSW5 + 338 bps ) , 2/7/29 , Callable 2/7/24 @ 100 (b) ...... 1,500,000 1,408,762
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (b) . 1,500,000 1,301,934
Texas Capital Bank NA , 5 .25% , 1/31/26 ...................................... 1,000,000 913,485
The Bank of New York Mellon Corp. , 4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @
100 (b) (e) ......................................................... 1,000,000 976,645
The Charles Schwab Corp. , 5 .37% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (b) (e) ....... 3,000,000 2,960,099
The Huntington National Bank , 5 .50% ( TSFR3M + 535 bps ) , 5/6/30 , Callable 5/6/25 @ 100 (b) 2,000,000 1,889,240
The Prudential Insurance Co. of America , 8 .30% , 7/1/25 (a) ......................... 1,000,000 1,032,932
TIAA FSB Holdings, Inc.
5 .75% , 7/2/25 , Callable 6/2/25 @ 100 .................................... 1,000,000 930,715
10 .35% ( TSFR3M + 497 bps ) , 3/15/26 , Callable 2/5/24 @ 100 (b) .................. 750,000 723,844
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (b) (e) ....................... 3,000,000 2,870,911
7 .16% ( SOFR + 245 bps ) , 10/30/29 , Callable 10/30/28 @ 100 , MTN (b) ............. 1,000,000 1,079,100
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 1,000,000 1,050,694
US Bancorp , 5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) .............. 1,000,000 1,027,119
Webster Financial Corp. , 4 .38% , 2/15/24 , Callable 2/5/24 @ 100 ..................... 2,550,000 2,525,244
Wells Fargo & Co.
5 .90% , Callable 6/15/24 @ 100 (e) ....................................... 3,750,000 3,723,339
3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (b) (e) ...................... 1,000,000 923,798
108,302,260
Health Care (0.1%):
Health Care Service Corp. A Mutual Legal Reserve Co. , 2 .20% , 6/1/30 , Callable 3/1/30 @
100 (a) ........................................................... 1,000,000 853,116
Industrials (2.8%):
American Airlines Pass Through Trust , 4 .00% , 9/22/27 ............................ 483,532 441,544
British Airways Pass Through Trust , 4 .63% , 6/20/24 (a) ............................ 242,354 241,268
Concentrix Corp. , 6 .60% , 8/2/28 , Callable 7/2/28 @ 100 ........................... 1,000,000 1,031,086
Delta Air Lines Pass Through Trust , 2 .00% , 6/10/28 .............................. 790,721 702,489
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 1,000,000 1,021,510
Hexcel Corp. , 4 .95% , 8/15/25 , Callable 5/15/25 @ 100 ............................ 1,600,000 1,586,477
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. , 6 .50% , 6/20/27 ,
Callable 2/5/24 @ 103.25 (a) ........................................... 1,400,000 1,404,002
Molex Electronic Technologies LLC , 3 .90% , 4/15/25 , Callable 1/15/25 @ 100 (a) ......... 1,500,000 1,457,718

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VictoryShares Short-Term Bond ETF
14
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Regal Rexnord Corp. , 6 .05% , 4/15/28 , Callable 3/15/28 @ 100 (a) .................... $ 1,000,000 $ 1,013,407
RXO, Inc. , 7 .50% , 11/15/27 , Callable 11/15/24 @ 103.75 (a) ........................ 500,000 517,242
Ryder System, Inc. , 5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ..................... 1,000,000 1,013,762
Spirit Airlines Pass Through Trust , 4 .45% , 4/1/24 ................................ 660,745 636,834
Stanley Black & Decker, Inc. , 6 .27% , 3/6/26 , Callable 3/6/24 @ 100 .................. 1,000,000 1,002,447
The Nature Conservancy , 0 .63% , 7/1/24 ....................................... 650,000 634,506
U.S. Airways Pass Through Trust , 3 .95% , 11/15/25 ............................... 1,099,318 1,029,045
United Airlines Pass Through Trust
4 .15% , 4/11/24 ..................................................... 483,203 480,974
4 .88% , 1/15/26 .................................................... 208,544 202,424
XPO, Inc. , 6 .25% , 6/1/28 , Callable 6/1/25 @ 103.13 (a) ............................ 1,019,000 1,036,131
15,452,866
Information Technology (0.2%):
Arrow Electronics, Inc. , 6 .13% , 3/1/26 , Callable 3/1/24 @ 100 ...................... 1,000,000 1,001,420
Materials (0.5%):
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 1,700,000 1,625,794
Celanese U.S. Holdings LLC , 6 .17% , 7/15/27 , Callable 6/15/27 @ 100 ................ 1,000,000 1,025,786
2,651,580
Real Estate (4.9%):
Boston Properties LP , 6 .75% , 12/1/27 , Callable 11/1/27 @ 100 (d) .................... 1,500,000 1,572,595
CBRE Services, Inc. , 4 .88% , 3/1/26 , Callable 12/1/25 @ 100 ........................ 1,097,000 1,096,286
Extra Space Storage LP , 5 .90% , 1/15/31 , Callable 11/15/30 @ 100 .................... 1,000,000 1,045,049
Federal Realty OP LP , 5 .38% , 5/1/28 , Callable 4/1/28 @ 100 ........................ 1,000,000 1,010,102
Highwoods Realty LP
4 .13% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 600,000 552,164
4 .20% , 4/15/29 , Callable 1/15/29 @ 100 .................................. 2,250,000 2,041,794
Jones Lang LaSalle, Inc. , 6 .88% , 12/1/28 , Callable 11/1/28 @ 100 .................... 1,000,000 1,058,131
Kilroy Realty LP , 4 .38% , 10/1/25 , Callable 7/1/25 @ 100 .......................... 1,500,000 1,460,268
Kimco Realty OP LLC , 3 .80% , 4/1/27 , Callable 1/1/27 @ 100 ....................... 1,000,000 960,577
Kite Realty Group LP , 4 .00% , 10/1/26 , Callable 7/1/26 @ 100 ....................... 725,000 685,685
Kite Realty Group Trust , 4 .00% , 3/15/25 , Callable 12/15/24 @ 100 ................... 2,000,000 1,950,082
LXP Industrial Trust
4 .40% , 6/15/24 , Callable 3/15/24 @ 100 .................................. 1,000,000 987,451
6 .75% , 11/15/28 , Callable 10/15/28 @ 100 ................................. 1,000,000 1,050,626
Physicians Realty LP
4 .30% , 3/15/27 , Callable 12/15/26 @ 100 ................................. 750,000 730,134
3 .95% , 1/15/28 , Callable 10/15/27 @ 100 ................................. 450,000 427,938
2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ................................... 500,000 411,777
Realty Income Corp. , 5 .05% , 1/13/26 , Callable 1/16/24 @ 100 ...................... 1,000,000 999,498
Retail Opportunity Investments Partnership LP
4 .00% , 12/15/24 , Callable 9/15/24 @ 100 ................................. 500,000 489,878
6 .75% , 10/15/28 , Callable 9/15/28 @ 100 ................................. 1,000,000 1,051,528
SBA Tower Trust , 6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ....................... 421,000 432,692
SITE Centers Corp. , 3 .63% , 2/1/25 , Callable 11/1/24 @ 100 ........................ 1,000,000 972,664
The NHP Foundation , 5 .85% , 12/1/28 , Callable 6/1/28 @ 100 ....................... 1,000,000 1,060,700
UDR, Inc. , 3 .50% , 7/1/27 , Callable 4/1/27 @ 100 , MTN ........................... 1,120,000 1,066,917
VICI Properties LP/VICI Note Co., Inc. , 3 .50% , 2/15/25 , Callable 2/5/24 @ 100.88 (a) ..... 864,000 841,428
Vornado Realty LP , 2 .15% , 6/1/26 , Callable 5/1/26 @ 100 .......................... 1,500,000 1,352,560
WEA Finance LLC/Westfield UK & Europe Finance PLC , 3 .75% , 9/17/24 , Callable 6/17/24 @
100 (a) ........................................................... 1,700,000 1,665,421
26,973,945
Utilities (0.6%):
Black Hills Corp. , 5 .95% , 3/15/28 , Callable 2/15/28 @ 100 ......................... 1,000,000 1,036,536
DTE Energy Co. , 4 .88% , 6/1/28 , Callable 5/1/28 @ 100 ........................... 1,000,000 1,008,526
Florida Power & Light Co. , 5 .05% , 4/1/28 , Callable 3/1/28 @ 100 .................... 1,000,000 1,022,601
3,067,663
Total Corporate Bonds (Cost $179,625,876) 179,421,138

Victory Portfolios II
VictoryShares Short-Term Bond ETF
15
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Yankee Dollars (4.3%)
Consumer Discretionary (0.1%):
Borgwarner Jersey Ltd. , 5 .00% , 10/1/25 (a) ..................................... $ 500,000 $ 489,095
Consumer Staples (0.2%):
BAT International Finance PLC , 4 .45% , 3/16/28 , Callable 2/16/28 @ 100 ............... 1,000,000 984,539
Energy (0.7%):
Enbridge, Inc. , 5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (b) ........... 1,515,000 1,393,807
Harbour Energy PLC , 5 .50% , 10/15/26 , Callable 2/5/24 @ 102.75 (a) .................. 1,500,000 1,468,355
Var Energi ASA , 5 .00% , 5/18/27 , Callable 4/18/27 @ 100 (a) ........................ 1,000,000 977,613
3,839,775
Financials (1.6%):
Avolon Holdings Funding Ltd. , 6 .38% , 5/4/28 , Callable 4/4/28 @ 100 (a) ............... 1,000,000 1,020,268
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 7 .53%
( H15T5Y + 300 bps ) , 10/1/28 (a) (b) ....................................... 1,500,000 1,571,051
Barclays PLC
7 .33% ( H15T1Y + 305 bps ) , 11/2/26 , Callable 11/2/25 @ 100 (b) .................. 1,000,000 1,032,632
6 .49% ( SOFR + 222 bps ) , 9/13/29 , Callable 9/13/28 @ 100 (b) .................... 1,000,000 1,042,977
Beazley Insurance DAC
5 .88% , 11/4/26 ..................................................... 250,000 240,515
5 .50% , 9/10/29 .................................................... 1,250,000 1,125,035
BP Capital Markets PLC , 4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (b) (e) ........ 1,000,000 987,265
Nationwide Building Society , 4 .00% , 9/14/26 (a) ................................. 1,000,000 959,050
NatWest Group PLC , 7 .47% ( H15T1Y + 285 bps ) , 11/10/26 , Callable 11/10/25 @ 100 (b) ..... 500,000 517,414
Phoenix Group Holdings PLC , 4 .75% ( H15T5Y + 428 bps ) , 9/4/31 , Callable 6/4/26 @ 100 (b) . 563,000 536,929
9,033,136
Health Care (0.1%):
Galaxy Pipeline Assets Bidco Ltd. , 1 .75% , 9/30/27 (a) ............................. 323,300 304,071
Industrials (0.4%):
Air Canada Pass Through Trust , 4 .13% , 5/15/25 (a) ............................... 1,400,223 1,340,628
Element Fleet Management Corp. , 6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (a) ........... 1,000,000 1,032,776
2,373,404
Materials (1.0%):
Braskem Netherlands Finance BV , 4 .50% , 1/10/28 , Callable 10/10/27 @ 100 (a) .......... 1,500,000 1,226,064
Endeavour Mining PLC , 5 .00% , 10/14/26 , Callable 2/5/24 @ 102.5 (a) ................. 500,000 462,017
OCI NV , 4 .63% , 10/15/25 , Callable 2/5/24 @ 101.16 (a) ........................... 1,000,000 974,406
Syngenta Finance NV , 4 .89% , 4/24/25 , Callable 2/24/25 @ 100 (a) .................... 1,423,000 1,403,445
West Fraser Timber Co. Ltd. , 4 .35% , 10/15/24 , Callable 7/15/24 @ 100 (a) .............. 1,700,000 1,668,638
5,734,570
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust , 3 .88% , 3/20/27 , Callable 12/20/26 @
100 (a) ........................................................... 1,000,000 949,043
Total Yankee Dollars (Cost $23,551,440) 23,707,633
Municipal Bonds (1.2%)
Alabama (0.2%):
Black Belt Energy Gas District Revenue , Series D-2 , 6 .00% , 2/1/29 , Continuously Callable
@100 ........................................................... 1,000,000 1,013,647
California (0.2%):
California Municipal Finance Authority Revenue , 1 .36% , 2/1/24 ..................... 495,000 492,944
California Statewide Communities Development Authority Revenue , 2 .15% , 11/15/30 ,
Continuously Callable @100 ........................................... 940,000 826,626
1,319,570
Colorado (0.1%):
Colorado Health Facilities Authority Revenue , Series B , 2 .80% , 12/1/26 ................ 365,000 340,399

Victory Portfolios II
VictoryShares Short-Term Bond ETF
16
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Maryland (0.3%):
Maryland Health & Higher Educational Facilities Authority Revenue
1 .81% , 1/1/25 ..................................................... $ 1,000,000 $ 958,931
1 .89% , 1/1/26 ..................................................... 1,000,000 927,888
1,886,819
Michigan (0.1%):
Michigan Finance Authority Revenue , Series A-1 , 2 .33% , 6/1/30 ..................... 251,214 248,299
New Jersey (0.2%):
City of Orange Township, GO , Series B , 5 .50% , 3/22/24 ........................... 1,000,000 998,936
Rhode Island (0.1%):
Providence Redevelopment Agency Revenue , Series A , 2 .50% , 3/15/26 ................ 610,000 588,422
Total Municipal Bonds (Cost $6,659,966) 6,396,092
U.S. Government Agency Mortgages (0.3%)
Federal Home Loan Mortgage Corporation
5 .50% , 10/1/38 .................................................... 922,640 934,970
Government National Mortgage Association
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 981,411 992,248
Total U.S. Government Agency Mortgages (Cost $1,888,692) 1,927,218
U.S. Treasury Obligations (8.1%)
U.S. Treasury Notes
4 .50% , 11/30/24 .................................................... 5,000,000 4,982,227
4 .25% , 10/15/25 .................................................... 4,000,000 3,992,969
4 .63% , 9/15/26 .................................................... 1,000,000 1,013,984
0 .50% , 8/31/27 .................................................... 10,000,000 8,835,938
4 .00% , 6/30/28 .................................................... 9,000,000 9,043,594
1 .63% , 8/15/29 .................................................... 10,000,000 8,901,562
4 .13% , 8/31/30 .................................................... 8,000,000 8,103,750
Total U.S. Treasury Obligations (Cost $43,864,015) 44,874,024
Commercial Paper (11.6%)
Consumer Discretionary (1.0%):
Autonation, Inc. , 11 .46% , 1/2/24 (a) (f) ........................................ 3,300,000 3,297,901
AutoNation, Inc. , 5 .91% , 1/3/24 (a) (f) ......................................... 2,100,000 2,098,328
5,396,229
Energy (4.3%):
Energy Transfer Part LP , 8 .06% , 1/5/24 (a) (f) ................................... 600,000 599,329
Energy Transfer Part LP , 6 .86% , 1/11/24 (a) (f) ................................... 4,300,000 4,291,011
Marathon Oil Corp. , 6 .05% , 1/2/24 (a) (f) ...................................... 5,000,000 4,996,986
Ovintiv, Inc. , 6 .12% , 1/16/24 (a) (f) ........................................... 5,000,000 4,984,414
Targa Resources Corp. , 8 .62% , 1/4/24 (a) (f) .................................... 3,500,000 3,496,651
Western Midstream Operating LP , 10 .20% , 1/3/24 (a) (f) ............................ 2,000,000 1,998,302
Western Midstream Operating LP , 7 .25% , 1/12/24 (a) (f) ............................ 2,100,000 2,094,940
Western Midstream Operating LP , 6 .81% , 1/23/24 (a) (f) ............................ 1,200,000 1,194,802
23,656,435
Financials (0.8%):
Hyundai Capital America, Inc. , 1/4/24 (a) (f) .................................... 500,000 499,550
Nissan Motor Acceptance , 8 .60% , 1/4/24 (a) (f) .................................. 3,800,000 3,796,372
4,295,922
Industrials (2.8%):
Aviation Capital Group LLC , 5 .88% , 1/3/24 (a) (f) ................................ 2,000,000 1,998,470
Aviation Captial Group LLC , 7 .72% , 1/5/24 (a) (f) ................................ 3,300,000 3,296,464

Victory Portfolios II
VictoryShares Short-Term Bond ETF
17
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Global Payments, Inc. , 11 .97% , 1/2/24 (a) (f) .................................... $ 3,400,000 $ 3,397,740
Global Payments, Inc. , 5 .99% , 1/10/24 (a) (f) .................................... 2,000,000 1,995,935
Quanta Services, Inc. , 6 .53% , 1/17/24 (a) (f) .................................... 3,062,000 3,052,582
Stanley Black & Decker , 5 .93% , 1/24/24 (a) (f) .................................. 1,700,000 1,693,301
15,434,492
Information Technology (0.7%):
Arrow Electronics, Inc. , 5 .76% , 1/9/24 (a) (f) .................................... 4,000,000 3,992,916
Materials (1.0%):
Cabot Corp. , 11 .09% , 1/2/24 (a) (f) ........................................... 1,000,000 999,384
FMC Corp. , 7 .59% , 1/8/24 (a) (f) ............................................ 1,000,000 998,316
FMC Corp. , 6 .01% , 1/2/24 (a) (f) ............................................ 3,600,000 3,597,580
5,595,280
Utilities (1.0%):
Arizona Public Service , 5 .40% , 1/3/24 (a) (f) .................................... 5,400,000 5,395,932
Total Commercial Paper (Cost $63,797,083) 63,767,206
Shares
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (g) ........ 759,013 759,013
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (g) ............ 759,013 759,013
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (g) ............... 759,013 759,013
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (g) . 759,013 759,013
Total Collateral for Securities Loaned (Cost $3,036,052) 3,036,052
Total Investments (Cost $551,546,416) — 99.9% 551,353,912
Other assets in excess of liabilities — 0.1% 642,150
NET ASSETS - 100.00% $ 551,996,062
At December 31, 2023, the Fund's investments in foreign securities were 7.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$327,237,003 and amounted to 59.3% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2023.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2023.
(d) All or a portion of this security is on loan.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Rate represents the effective yield at December 31, 2023.
(g) Rate disclosed is the daily yield on December 31, 2023.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2023.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2023.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2023.
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of  December 31, 2023.

Victory Portfolios II
VictoryShares Short-Term Bond ETF
18
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
SOFR01M
—
1 Month SOFR, rate disclosed as of December 31, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of December 31, 2023.
TSFR1M
—
1 month Term SOFR, rate disclosed as of December 31, 2023.
TSFR3M
—
3 month Term SOFR, rate disclosed as of December 31, 2023.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of December 31, 2023, based on the last reset date of the security.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of December 31, 2023.

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
19
(Unaudited)
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (10.6%)
ABS Auto (6.4%):
American Credit Acceptance Receivables Trust , Series 2022-1 , Class C , 2 .12% , 3/13/28 ,
Callable 5/13/25 @ 100 (a) ............................................ $ 809,240 $ 800,314
AmeriCredit Automobile Receivables Trust ....................................
Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable 6/18/25 @ 100 ................ 1,135,000 1,060,981
Series 2021-3 , Class B , 1 .17% , 8/18/27 , Callable 6/18/26 @ 100 ................. 1,000,000 948,814
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 6/15/25 @ 100 (a) .............. 762,000 744,339
Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 6/15/25 @ 100 (a) ............... 467,000 448,875
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A , Class B , 3 .55% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 500,000 492,908
Series 2021-2A , Class C , 2 .35% , 2/20/28 , Callable 2/20/27 @ 100 (a) .............. 800,000 701,359
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 1,000,000 1,020,397
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 1,000,000 995,997
CarMax Auto Owner Trust ................................................
Series 2020-1 , Class B , 2 .21% , 9/15/25 , Callable 3/15/24 @ 100 ................. 1,275,000 1,265,076
Series 2020-2 , Class D , 5 .75% , 5/17/27 , Callable 5/15/24 @ 100 ................. 780,000 776,966
Series 2021-2 , Class B , 1 .03% , 12/15/26 , Callable 6/15/25 @ 100 ................ 2,000,000 1,881,793
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 10/15/25 @ 100 ................ 1,000,000 922,136
Series 2022-3 , Class C , 4 .98% , 2/15/28 , Callable 9/15/26 @ 100 ................. 1,090,000 1,079,271
Carvana Auto Receivables Trust , Series 2021-P2 , Class B , 1 .27% , 3/10/27 , Callable 2/10/27 @
100 ............................................................. 1,500,000 1,365,015
Chase Auto Owner Trust , Series 2023-AA , Class C , 6 .24% , 9/25/29 , Callable 1/25/28 @
100 (a) ........................................................... 875,000 883,729
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 882,000 881,184
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 7/15/26 @ 100 (a) ............ 1,191,855 1,202,342
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A3 , 5 .84% , 1/18/28 , Callable 4/15/27 @ 100 (a) .............. 1,000,000 1,014,431
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 1,000,000 1,024,156
CPS Auto Receivables Trust ...............................................
Series 2022-A , Class B , 1 .70% , 4/16/29 , Callable 5/15/26 @ 100 (a) ............... 645,404 640,290
Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 3/15/27 @ 100 (a) ............... 2,000,000 2,020,184
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-2A , Class B , 1 .26% , 4/15/30 , Callable 8/15/24 @ 100 (a) .............. 1,038,000 1,020,434
Series 2022-3A , Class B , 7 .52% , 12/15/32 , Callable 10/15/26 @ 100 (a) ............ 1,500,000 1,528,116
Series 2023-2A , Class B , 6 .61% , 7/15/33 , Callable 12/15/26 @ 100 (a) ............. 1,000,000 1,008,682
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 947,000 968,070
Donlen Fleet Lease Funding 2 LLC , Series 2021-2 , Class B , 0 .98% , 12/11/34 (a) .......... 1,327,000 1,282,402
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 7/15/25 @ 100 1,750,000 1,647,950
DT Auto Owner Trust , Series 2020-1A , Class E , 3 .48% , 2/16/27 , Callable 9/15/24 @ 100 (a) . 1,000,000 977,146
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 6/15/28 @
100 (a) ........................................................... 700,000 710,760
Enterprise Fleet Financing LLC .............................................
Series 2022-1 , Class A3 , 3 .27% , 1/20/28 , Callable 7/20/25 @ 100 (a) .............. 1,000,000 964,059
Series 2022-3 , Class A2 , 4 .38% , 7/20/29 , Callable 4/20/26 @ 100 (a) .............. 766,117 757,367
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 2,000,000 2,023,812
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @ 100 (a) .............. 1,000,000 1,003,568
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 9/20/27 @ 100 (a) .............. 1,450,000 1,510,412
Exeter Automobile Receivables Trust .........................................
Series 2019-3A , Class E , 4 .00% , 8/17/26 , Callable 4/15/24 @ 100 (a) .............. 1,200,000 1,190,530
Series 2020-2A , Class E , 7 .19% , 9/15/27 , Callable 1/15/25 @ 100 (a) .............. 1,000,000 1,001,023
Series 2021-4A , Class B , 1 .05% , 5/15/26 , Callable 12/15/25 @ 100 ............... 22,817 22,777
Flagship Credit Auto Trust ................................................
Series 2020-2 , Class D , 5 .75% , 4/15/26 , Callable 6/15/25 @ 100 (a) ............... 887,636 883,365
Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 5/15/26 @ 100 (a) ............... 1,000,000 908,964
Ford Credit Auto Lease Trust , Series 2023-A , Class B , 5 .29% , 6/15/26 , Callable 8/15/25 @
100 ............................................................. 800,000 794,823
Ford Credit Auto Owner Trust ..............................................
Series 2020-1 , Class B , 2 .29% , 8/15/31 , Callable 2/15/25 @ 100 (a) ............... 1,500,000 1,443,187
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822,000 816,462
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 1,000,000 1,019,240
Foursight Capital Automobile Receivables Trust .................................

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
20
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series 2022-1 , Class A3 , 1 .83% , 12/15/26 , Callable 7/15/25 @ 100 (a) ............. $ 964,569 $ 950,814
Series 2023-1 , Class B , 5 .35% , 3/15/28 , Callable 7/15/26 @ 100 (a) ............... 1,253,000 1,241,298
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 9/15/28 @ 100 (a) .............. 415,000 415,002
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 9/15/28 @ 100 (a) .............. 250,000 239,013
GLS Auto Receivables Issuer Trust ..........................................
Series 2019-2A , Class D , 4 .52% , 2/17/26 , Callable 1/15/24 @ 100 (a) .............. 865,472 864,688
Series 2019-3A , Class D , 3 .84% , 5/15/26 , Callable 4/15/24 @ 100 (a) .............. 1,500,000 1,490,335
GLS Auto Select Receivables Trust , Series 2023-2A , Class B , 6 .67% , 12/17/29 , Callable
8/15/28 @ 100 (a) ................................................... 2,755,000 2,835,147
GM Financial Automobile Leasing Trust , Series 2022-1 , Class C , 2 .64% , 2/20/26 , Callable
7/20/24 @ 100 ..................................................... 1,000,000 981,295
GM Financial Consumer Automobile Receivables Trust , Series 2020-2 , Class A4 , 1 .74% ,
8/18/25 , Callable 1/16/24 @ 100 ........................................ 468,004 467,329
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 9/15/26 @
100 (a) ........................................................... 1,250,000 1,232,534
Hertz Vehicle Financing III LLC , Series 2023-3A , Class C , 7 .26% , 2/25/28 (a) ........... 1,000,000 1,011,970
Hertz Vehicle Financing III LP , Series 2021-2A , Class A , 1 .68% , 12/27/27 (a) ............ 1,000,000 904,620
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A , Class C , 2 .05% , 12/26/25 (a) ............................... 1,333,000 1,281,900
Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 1,000,000 969,018
Hyundai Auto Receivables Trust ............................................
Series 2020-C , Class B , 0 .81% , 11/16/26 , Callable 3/15/25 @ 100 ................ 1,271,000 1,211,220
Series 2021-C , Class B , 1 .49% , 12/15/27 , Callable 4/15/26 @ 100 ................ 2,000,000 1,853,010
JPMorgan Chase Bank NA ................................................
Series 2021-1 , Class B , 0 .88% , 9/25/28 , Callable 5/25/25 @ 100 (a) ............... 112,653 110,628
Series 2021-2 , Class B , 0 .89% , 12/26/28 , Callable 10/25/25 @ 100 (a) ............. 124,703 121,904
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class A , 1 .30% , 8/17/26 , Callable 11/15/25 @ 100 (a) ............. 253,177 249,995
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 11/15/25 @ 100 (a) ............. 1,500,000 1,432,246
Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 5/15/26 @ 100 (a) .............. 1,600,000 1,592,366
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 6/15/27 @ 100 (a) .............. 600,000 599,505
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 7/15/27 @ 100 (a) .............. 1,000,000 996,647
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 10/15/27 @ 100 (a) ............. 1,000,000 1,010,121
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 6/15/26 @ 100 (a) ............. 1,500,000 1,527,560
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 (a) ................................ 2,000,000 2,026,081
Series 2023-1A , Class B , 7 .25% , 5/20/36 (a) ................................ 2,000,000 2,055,907
OCCU Auto Receivables Trust , Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 4/15/28 @
100 (a) ........................................................... 500,000 510,628
Oscar U.S. Funding XIII LLC , Series 2021-2A , Class A4 , 1 .27% , 9/11/28 , Callable 6/10/25 @
100 (a) ........................................................... 1,500,000 1,409,957
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 3/15/26 @ 100 (a) ............. 1,000,000 987,907
Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 1,499,000 1,477,638
Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 750,000 741,167
Prestige Auto Receivables Trust ............................................
Series 2021-1A , Class C , 1 .53% , 2/15/28 , Callable 7/15/26 @ 100 (a) .............. 1,000,000 952,883
Series 2023-1A , Class B , 5 .55% , 4/15/27 (a) ................................ 1,000,000 997,768
Series 2023-2A , Class B , 6 .64% , 12/15/27 (a) ............................... 750,000 762,510
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 340,383 337,484
Series 2022-B , Class C , 5 .92% , 8/16/32 , Callable 4/15/26 @ 100 (a) ............... 334,805 333,687
Santander Bank NA , Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 9/15/25 @ 100 (a) .. 492,550 479,858
Santander Consumer Auto Receivables Trust ...................................
Series 2020-AA , Class D , 5 .49% , 4/15/26 , Callable 11/15/24 @ 100 (a) ............ 778,400 777,490
Series 2020-BA , Class E , 4 .13% , 1/15/27 , Callable 7/15/25 @ 100 (a) .............. 1,500,000 1,459,211
Santander Drive Auto Receivables Trust , Series 2022-3 , Class B , 4 .13% , 8/16/27 , Callable
4/15/26 @ 100 ..................................................... 1,062,000 1,048,012
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 2/15/28 @ 100 (a) ............. 900,000 906,795
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 2/15/28 @ 100 (a) ............. 2,000,000 2,018,052
SFS Auto Receivables Securitization Trust , Series 2023-1A , Class B , 5 .71% , 1/22/30 , Callable
8/20/27 @ 100 (a) ................................................... 1,500,000 1,516,645

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
21
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Tesla Auto Lease Trust , Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 1/20/26 @ 100 (a) $ 802,000 $ 818,067
Toyota Auto Loan Extended Note Trust .......................................
Series 2021-1A , Class A , 1 .07% , 2/27/34 , Callable 2/25/26 @ 100 (a) (b) ............ 2,000,000 1,841,291
Series 2022-1A , Class A , 3 .82% , 4/25/35 , Callable 4/25/27 @ 100 (a) .............. 2,000,000 1,939,073
Toyota Auto Receivables Owner Trust , Series 2023-A , Class A3 , 4 .63% , 9/15/27 , Callable
3/15/27 @ 100 ..................................................... 4,000,000 3,976,794
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 9/20/25 @
100 (a) ........................................................... 2,000,000 1,998,680
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 8/25/26 @ 100 (a) ........ 2,651,000 2,660,811
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 7/15/27 @ 100 (a) ............ 1,000,000 997,296
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 7/15/27 @ 100 (a) .............. 533,000 532,551
Westlake Automobile Receivables Trust .......................................
Series 2020-1A , Class E , 3 .31% , 10/15/25 , Callable 2/15/24 @ 100 (a) ............. 2,000,000 1,990,885
Series 2021-3A , Class C , 1 .58% , 1/15/27 , Callable 9/15/25 @ 100 (a) .............. 1,000,000 968,071
Series 2022-2A , Class C , 4 .85% , 9/15/27 , Callable 3/15/26 @ 100 (a) .............. 1,071,000 1,059,445
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 1,350,000 1,356,577
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 2,000,000 2,060,756
114,243,848
ABS Card (0.6%):
CARDS II Trust , Series 2021-1A , Class A , 0 .60% , 4/15/27 (a) ....................... 2,300,000 2,266,442
Evergreen Credit Card Trust ...............................................
Series 2022-CRT1 , Class C , 6 .19% , 7/15/26 (a) .............................. 1,500,000 1,491,418
Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............................. 1,000,000 1,003,739
Master Credit Card Trust .................................................
Series 2021-1A , Class B , 0 .79% , 11/21/25 (a) ............................... 539,000 527,969
Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................................ 625,000 560,999
Master Credit Card Trust II ................................................
Series 2023-2A , Class B , 6 .26% , 1/21/27 (a) ................................ 410,000 412,903
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 1,145,000 1,203,274
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class A , 1 .53% , 10/26/29 (a) ............................... 2,000,000 1,830,365
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 2,000,000 1,816,450
11,113,559
ABS Other (3.3%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 8/15/24
@ 100 (a) ......................................................... 1,500,000 1,344,139
Amur Equipment Finance Receivables IX LLC , Series 2021-1A , Class C , 1 .75% , 6/21/27 ,
Callable 11/20/24 @ 100 (a) ........................................... 1,600,000 1,537,756
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class A2 , 1 .64% , 10/20/27 ,
Callable 9/20/25 @ 100 (a) ............................................ 510,355 495,721
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 1,097,286 1,093,690
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 5/20/27 @ 100 (a) ............................................ 1,125,000 1,126,827
Atalaya Equipment Leasing Trust , Series 2021-1A , Class B , 2 .08% , 2/15/27 , Callable 10/15/24
@ 100 (a) ......................................................... 1,000,000 963,035
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 826,000 829,306
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 833,000 843,448
CCG Receivables Trust ...................................................
Series 2021-2 , Class C , 1 .50% , 3/14/29 , Callable 6/14/25 @ 100 (a) ............... 1,000,000 940,027
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 12/14/26 @ 100 (a) ............. 991,813 997,267
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 12/14/27 @ 100 (a) .............. 1,450,000 1,480,918
CF Hippolyta Issuer LLC , Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 3/15/24 @
100 (a) ........................................................... 1,413,671 1,263,560
Conn's Receivables Funding LLC ...........................................
Series 2022-A , Class B , 9 .52% , 12/15/26 , Callable 8/15/24 @ 100 (a) .............. 714,251 716,280
Series 2023-A , Class A , 8 .01% , 1/17/28 , Callable 4/15/24 @ 100 (a) ............... 393,947 394,680
Daimler Trucks Retail Trust , Series 2023-1 , Class A4 , 5 .93% , 12/16/30 , Callable 11/15/26 @
100 ............................................................. 1,680,000 1,718,533

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
22
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Dell Equipment Finance Trust ..............................................
Series 2021-2 , Class C , 0 .94% , 12/22/26 , Callable 3/22/24 @ 100 (a) .............. $ 2,000,000 $ 1,974,725
Series 2023-1 , Class A3 , 5 .65% , 9/22/28 , Callable 10/22/25 @ 100 (a) ............. 1,000,000 1,005,791
Series 2023-3 , Class A3 , 5 .93% , 4/23/29 , Callable 3/22/26 @ 100 (a) .............. 1,594,000 1,623,190
Dext ABS LLC , Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 3/15/27 @ 100 (a) ....... 1,500,000 1,518,296
Diamond Infrastructure Funding LLC , Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable
9/20/25 @ 100 (a) ................................................... 1,000,000 887,635
Diamond Issuer , Series 2021-1A , Class A , 2 .31% , 11/20/51 , Callable 11/20/25 @ 100 (a) .... 1,125,000 991,071
DLLST LLC , Series 2022-1A , Class A4 , 3 .69% , 9/20/28 , Callable 8/20/25 @ 100 (a) ....... 2,000,000 1,964,706
ExteNet LLC , Series 2019-1A , Class A2 , 3 .20% , 7/25/49 , Callable 1/25/24 @ 100 (a) ...... 500,000 488,524
FirstKey Homes Trust , Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) ................. 1,153,846 1,031,414
Ford Credit Floorplan Master Owner Trust , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ...... 532,000 530,190
Granite Park Equipment Leasing LLC , Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable
8/20/30 @ 100 (a) ................................................... 1,634,000 1,679,715
HPEFS Equipment Trust ..................................................
Series 2021-1A , Class D , 1 .03% , 3/20/31 , Callable 4/20/24 @ 100 (a) .............. 4,274,792 4,220,570
Series 2022-1A , Class C , 1 .96% , 5/21/29 , Callable 6/20/25 @ 100 (a) .............. 2,000,000 1,931,167
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 9/20/26 @ 100 (a) .............. 1,250,000 1,263,177
John Deere Owner Trust , Series 2022-A , Class A4 , 2 .49% , 1/16/29 , Callable 10/15/25 @ 100 1,000,000 959,369
Kubota Credit Owner Trust , Series 2022-1A , Class A4 , 2 .78% , 2/15/28 , Callable 2/15/26 @
100 (a) ........................................................... 2,000,000 1,909,878
M&T Equipment LEAF1 Notes , Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 8/15/27
@ 100 (a) ......................................................... 2,076,000 2,097,075
MMAF Equipment Finance LLC ............................................
Series 2022-A , Class A4 , 3 .32% , 6/13/44 (a) ................................ 1,500,000 1,446,484
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 750,000 759,624
MVW LLC , Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 3/20/27 @ 100 (a) ....... 386,258 354,054
New Economy Assets Phase 1 Sponsor LLC , Series 2021-1 , Class A1 , 1 .91% , 10/20/61 ,
Callable 10/20/24 @ 100 (a) ........................................... 1,807,000 1,581,286
NP SPE II LLC ........................................................
Series 2019-1A , Class A2 , 3 .24% , 9/20/49 , Callable 1/20/24 @ 100 (a) ............. 498,295 463,653
Series 2019-2A , Class C1 , 6 .44% , 11/19/49 , Callable 1/19/24 @ 100 (a) ............ 554,167 518,202
Progress Residential Trust , Series 2021-SFR6 , Class A , 1 .52% , 7/17/38 , Callable 7/17/26 @
100 (a) ........................................................... 1,095,255 989,493
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 4,000,000 3,803,185
SCF Equipment Leasing LLC ..............................................
Series 2020-1A , Class B , 2 .02% , 3/20/28 , Callable 2/20/25 @ 100 (a) .............. 1,436,013 1,420,096
Series 2022-2A , Class B , 6 .50% , 2/20/32 , Callable 8/20/29 @ 100 (a) .............. 1,071,429 1,088,025
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 5/20/30 @ 100 (a) .............. 1,243,000 1,265,378
Vantage Data Centers Issuer LLC , Series 2019-1A , Class A2 , 3 .19% , 7/15/44 , Callable 1/15/24
@ 100 (a) ......................................................... 717,500 704,388
VB-S1 Issuer LLC ......................................................
Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) ............ 1,000,000 901,540
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 500,000 450,561
Verdant Receivables LLC , Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 3/12/27 @
100 (a) ........................................................... 1,207,000 1,217,772
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 1,225,141 1,048,900
59,834,321
Agency ABS Other (0.3%):
Navient Student Loan Trust ................................................
Series 2015-2 , Class B , 6 .95% ( SOFR30A + 161 bps ) , 8/25/50 , Callable 12/25/32 @
100 (c) ....................................................... 3,000,000 2,798,935
Series 2018-2A , Class B , 6 .60% ( SOFR30A + 126 bps ) , 3/25/67 , Callable 4/25/36 @
100 (a) (c) ..................................................... 1,000,000 885,589
Nelnet Student Loan Trust , Series 2019-5 , Class A , 2 .53% , 10/25/67 , Callable 4/25/34 @
100 (a) ........................................................... 2,063,497 1,874,746
SLM Student Loan Trust ..................................................
Series 2006-10 , Class B , 5 .82% ( SOFR90A + 48 bps ) , 3/25/44 , Callable 4/25/32 @ 100 (c) 142,944 129,917
Series 2007-1 , Class B , 5 .82% ( SOFR90A + 48 bps ) , 1/27/42 , Callable 10/25/29 @ 100 (c) 229,143 204,224
5,893,411
Total Asset-Backed Securities (Cost $193,878,241) 191,085,139

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
23
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Collateralized Mortgage Obligations (3.9%)
Agency CMO Other (0.4%):
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 5 .50% , 1/25/49 ........ $ 1,968,431 $ 1,990,799
Federal National Mortgage Association , Series 2022-88 , Class BA , 5 .50% , 7/25/47 ........ 1,738,440 1,752,351
Government National Mortgage Association ....................................
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 1,931,082 1,692,182
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 1,473,447 1,489,486
6,924,818
Agency Commercial MBS (0.7%):
Federal Home Loan Mortgage Corporation .....................................
Series K087 , Class A2 , 3 .77% , 12/25/28 .................................. 500,000 487,124
Series K091 , Class A2 , 3 .51% , 3/25/29 ................................... 1,250,000 1,201,505
Series K095 , Class A2 , 2 .79% , 6/25/29 ................................... 1,000,000 924,980
Series K096 , Class A2 , 2 .52% , 7/25/29 , Callable 7/25/29 @ 100 ................. 1,000,000 910,482
Series K097 , Class A2 , 2 .51% , 7/25/29 ................................... 2,000,000 1,817,235
Series K100 , Class A2 , 2 .67% , 9/25/29 ................................... 545,000 498,102
Series K-1510 , Class A3 , 3 .79% , 1/25/34 , Callable 1/25/34 @ 100 ................ 1,000,000 946,543
Series K-1512 , Class A3 , 3 .06% , 4/25/34 .................................. 1,000,000 879,450
Series K159 , Class A2 , 3 .95% , 11/25/30 (b) ................................ 500,000 485,150
Series KG02 , Class A2 , 2 .41% , 8/25/29 , Callable 8/25/29 @ 100 ................. 909,000 823,994
Series KIR3 , Class A2 , 3 .28% , 8/25/27 , Callable 8/25/27 @ 100 ................. 1,500,000 1,443,790
Federal National Mortgage Association .......................................
Series 2018-M4 , Class A2 , 3 .06% , 3/25/28 (b) ............................... 379,604 362,354
Series 2019-M1 , Class A2 , 3 .55% , 9/25/28 (b) ............................... 652,756 632,480
Series 2019-M12 , Class A2 , 2 .89% , 6/25/29 (b) .............................. 981,933 913,613
12,326,802
Commercial MBS (2.8%):
Arbor Multifamily Mortgage Securities Trust , Series 2022-MF4 , Class A5 , 3 .29% , 2/15/55 ,
Callable 2/15/32 @ 100 (a) (b) .......................................... 2,000,000 1,794,334
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (b) ............................. 1,740,000 1,650,024
Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (b) ............................. 1,000,000 896,501
Series 2018-AVM , Class D , 4 .11% , 7/5/40 (a) (b) ............................. 1,000,000 862,174
BBCMS Mortgage Trust , Series 2022-C16 , Class AS , 4 .60% , 6/15/55 , Callable 6/15/32 @
100 (b) ........................................................... 540,540 494,847
Benchmark Mortgage Trust , Series 2020-B17 , Class ASB , 2 .18% , 3/15/53 , Callable 3/15/30 @
100 ............................................................. 1,000,000 902,509
BPR Trust ............................................................
Series 2021-TY , Class A , 6 .53% ( TSFR1M + 116 bps ) , 9/15/38 (a) (c) ............... 865,000 837,460
Series 2022-OANA , Class B , 7 .81% ( TSFR1M + 245 bps ) , 4/15/37 (a) (c) ............ 2,000,000 1,961,021
Series 2022-OANA , Class D , 9 .06% ( TSFR1M + 370 bps ) , 4/15/37 (a) (c) ............ 1,000,000 958,635
Series 2022-STAR , Class A , 8 .59% ( TSFR1M + 323 bps ) , 8/15/24 (a) (c) ............. 2,690,909 2,696,120
BX Commercial Mortgage Trust ............................................
Series 2019-XL , Class B , 6 .56% ( TSFR1M + 119 bps ) , 10/15/36 (a) (c) .............. 218,450 217,409
Series 2019-XL , Class C , 6 .73% ( TSFR1M + 136 bps ) , 10/15/36 (a) (c) .............. 566,950 563,760
Series 2019-XL , Class D , 6 .93% ( TSFR1M + 156 bps ) , 10/15/36 (a) (c) .............. 1,015,750 1,009,356
Series 2022-CSMO , Class B , 8 .50% ( TSFR1M + 314 bps ) , 6/15/27 (a) (c) ............ 1,500,000 1,503,485
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) ............ 923,077 814,532
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) .............................. 2,000,000 1,845,754
BXP Trust ............................................................
Series 2021-601L , Class B , 2 .78% , 1/15/44 (a) (b) ............................ 550,000 406,171
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (b) ............................ 1,500,000 1,031,973
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (b) ............................ 500,000 306,238
Citigroup Commercial Mortgage Trust ........................................
Series 2017-P8 , Class AS , 3 .79% , 9/15/50 , Callable 9/15/27 @ 100 (b) ............. 500,000 457,661
Series 2019-SMRT , Class C , 4 .68% , 1/10/36 (a) ............................. 500,000 500,000
Series 2020-555 , Class A , 2 .65% , 12/10/41 (a) .............................. 2,000,000 1,651,099
Series 2020-GC46 , Class AAB , 2 .61% , 2/15/53 , Callable 2/15/30 @ 100 ........... 732,000 672,356
COMM Mortgage Trust ..................................................
Series 2014-277P , Class A , 3 .61% , 8/10/49 , Callable 8/10/24 @ 100 (a) (b) .......... 2,420,000 2,231,536
Series 2015-LC23 , Class AM , 4 .16% , 10/10/48 , Callable 11/10/25 @ 100 (b) ........ 250,000 238,080

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VictoryShares Core Intermediate Bond ETF
24
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @ 100 (b) ........... $ 1,750,000 $ 1,687,713
Series 2015-PC1 , Class B , 4 .28% , 7/10/50 , Callable 6/10/25 @ 100 (b) ............. 865,000 811,022
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) ............ 1,500,000 1,217,316
CSMC , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) ........................... 2,252,000 1,961,504
DBJPM Mortgage Trust , Series 2016-SFC , Class A , 2 .83% , 8/10/36 , Callable 8/10/26 @
100 (a) ........................................................... 1,750,000 761,598
Extended Stay America Trust , Series 2021-ESH , Class B , 6 .86% ( TSFR1M + 149 bps ) ,
7/15/38 (a) (c) ...................................................... 726,009 714,976
GS Mortgage Securities Corp. II , Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (b) ........ 1,080,000 1,049,839
GS Mortgage Securities Corp. Trust , Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) ....... 968,963 701,804
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) .......... 1,500,000 1,434,991
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) ............ 1,000,000 928,550
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (b) ........................... 535,000 462,924
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2 , Class B , 8 .11% ( TSFR1M + 274 bps ) , 10/15/39 (a) (c) ............. 2,000,000 1,979,937
Series 2022-LPFX , Class A , 3 .38% , 3/15/32 (a) .............................. 2,000,000 1,676,304
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series 2021-2NU , Class B , 2 .08% ,
1/5/40 (a) (b) ....................................................... 1,000,000 757,645
Manhattan West Mortgage Trust , Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) .......... 750,000 662,225
MHC Commercial Mortgage Trust , Series 2021-MHC , Class A , 6 .28% ( TSFR1M + 92 bps ) ,
4/15/38 (a) (c) ...................................................... 2,112,504 2,088,462
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class B , 2 .81% , 11/9/43 (a) .......... 1,000,000 643,965
SCOTT Trust , Series 2023-SFS , Class A , 5 .91% , 3/15/40 (a) ........................ 1,000,000 999,065
SLG Office Trust , Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) ..................... 800,000 661,264
SMRT , Series 2022-MINI , Class B , 6 .71% ( TSFR1M + 135 bps ) , 1/15/39 (a) (c) ............ 1,500,000 1,462,916
SREIT Trust , Series 2021-MFP2 , Class B , 6 .65% ( TSFR1M + 129 bps ) , 11/15/36 (a) (c) ...... 1,500,000 1,472,853
Wells Fargo Commercial Mortgage Trust , Series 2018-AUS , Class A , 4 .06% , 8/17/36 (a) (b) .. 250,000 230,176
50,870,084
Total Collateralized Mortgage Obligations (Cost $76,131,776) 70,121,704
Corporate Bonds (23.5%)
Communication Services (1.2%):
AT&T, Inc. , 3 .10% , 2/1/43 , Callable 8/1/42 @ 100 (d) ............................. 2,000,000 1,507,393
Charter Communications Operating LLC/Charter Communications Operating Capital
3 .75% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 500,000 472,406
2 .25% , 1/15/29 , Callable 11/15/28 @ 100 .................................. 2,000,000 1,736,331
2 .30% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 2,500,000 1,990,660
5 .38% , 4/1/38 , Callable 10/1/37 @ 100 ................................... 750,000 678,124
Comcast Corp.
3 .55% , 5/1/28 , Callable 2/1/28 @ 100 .................................... 750,000 724,021
2 .89% , 11/1/51 , Callable 5/1/51 @ 100 ................................... 1,250,000 846,511
Paramount Global
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 444,000 405,807
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 1,250,000 1,169,478
T-Mobile US, Inc.
4 .75% , 2/1/28 , Callable 1/16/24 @ 102.38 ................................. 643,000 640,502
3 .88% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 1,000,000 949,389
2 .25% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 4,500,000 3,744,423
Verizon Communications, Inc.
3 .40% , 3/22/41 , Callable 9/22/40 @ 100 .................................. 4,000,000 3,193,189
3 .55% , 3/22/51 , Callable 9/22/50 @ 100 .................................. 1,500,000 1,157,233
Warnermedia Holdings, Inc.
4 .05% , 3/15/29 , Callable 1/15/29 @ 100 .................................. 2,000,000 1,896,442
4 .28% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 1,000,000 914,866
22,026,775
Consumer Discretionary (1.4%):
Advance Auto Parts, Inc. , 3 .50% , 3/15/32 , Callable 12/15/31 @ 100 ................... 2,000,000 1,653,539
AutoNation, Inc. , 2 .40% , 8/1/31 , Callable 5/1/31 @ 100 ........................... 3,000,000 2,416,739
Brunswick Corp. , 2 .40% , 8/18/31 , Callable 5/18/31 @ 100 ......................... 1,500,000 1,210,716
Daimler Truck Finance North America LLC , 2 .38% , 12/14/28 (a) ..................... 1,050,000 933,739

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
25
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Genuine Parts Co.
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... $ 1,000,000 $ 836,653
6 .88% , 11/1/33 , Callable 8/1/33 @ 100 ................................... 952,000 1,057,466
Hasbro, Inc. , 3 .90% , 11/19/29 , Callable 8/19/29 @ 100 ............................ 3,500,000 3,262,032
Kohl's Corp. , 4 .63% , 5/1/31 , Callable 2/1/31 @ 100 .............................. 1,500,000 1,185,083
Marriott International, Inc. , 3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................. 1,000,000 891,656
Mercedes-Benz Finance North America LLC , 3 .45% , 1/6/27 (a) ...................... 1,000,000 966,740
Newell Brands, Inc. , 5 .20% , 4/1/26 , Callable 1/1/26 @ 100 ......................... 500,000 492,324
Nordstrom, Inc. , 4 .25% , 8/1/31 , Callable 5/1/31 @ 100 ............................ 750,000 624,380
Novant Health, Inc. , 2 .64% , 11/1/36 , Callable 8/1/36 @ 100 ........................ 2,000,000 1,541,633
O'Reilly Automotive, Inc. , 4 .20% , 4/1/30 , Callable 1/1/30 @ 100 ..................... 1,000,000 964,930
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 1,300,000 1,077,968
Tapestry, Inc. , 7 .85% , 11/27/33 , Callable 8/27/33 @ 100 ........................... 1,500,000 1,601,717
The Home Depot, Inc. , 2 .38% , 3/15/51 , Callable 9/15/50 @ 100 ..................... 1,400,000 889,155
Tractor Supply Co.
1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ................................... 1,000,000 820,101
5 .25% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 750,000 769,636
Volkswagen Group of America Finance LLC
4 .60% , 6/8/29 , Callable 4/8/29 @ 100 (a) .................................. 1,500,000 1,467,713
6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) ................................ 1,500,000 1,596,809
26,260,729
Consumer Staples (1.9%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 1,500,000 1,218,980
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 1,000,000 643,498
Altria Group, Inc. , 2 .45% , 2/4/32 , Callable 11/4/31 @ 100 .......................... 1,500,000 1,225,422
Anheuser-Busch InBev Worldwide, Inc.
4 .38% , 4/15/38 , Callable 10/15/37 @ 100 ................................. 1,500,000 1,424,910
5 .45% , 1/23/39 , Callable 7/23/38 @ 100 .................................. 500,000 527,542
4 .35% , 6/1/40 , Callable 12/1/39 @ 100 ................................... 1,000,000 935,751
BAT Capital Corp.
2 .73% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 1,000,000 838,843
7 .75% , 10/19/32 , Callable 7/19/32 @ 100 ................................. 1,000,000 1,128,028
4 .39% , 8/15/37 , Callable 2/15/37 @ 100 .................................. 1,250,000 1,048,281
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 2,000,000 1,740,445
Cargill, Inc.
2 .13% , 11/10/31 , Callable 8/10/31 @ 100 (a) ................................ 1,000,000 834,040
5 .13% , 10/11/32 , Callable 7/11/32 @ 100 (a) ................................ 1,500,000 1,539,101
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 ................. 1,000,000 849,124
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 1,000,000 841,166
Dollar General Corp. , 5 .45% , 7/5/33 , Callable 4/5/33 @ 100 (d) ...................... 1,250,000 1,274,547
General Mills, Inc. , 4 .55% , 4/17/38 , Callable 10/17/37 @ 100 ....................... 1,000,000 932,778
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL , 6 .75% , 3/15/34 , Callable
12/15/33 @ 100 (a) .................................................. 1,500,000 1,578,186
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2 .50% , 1/15/27 , Callable 12/15/26 @ 100 ................................. 1,500,000 1,380,669
3 .00% , 2/2/29 , Callable 12/2/28 @ 100 ................................... 750,000 659,402
Keurig Dr Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 750,000 730,915
2 .25% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,000,000 854,389
4 .50% , 4/15/52 , Callable 10/15/51 @ 100 ................................. 1,000,000 914,856
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 1,000,000 966,589
Mars, Inc. , 3 .88% , 4/1/39 , Callable 10/1/38 @ 100 (a) ............................. 1,000,000 877,192
McCormick & Co., Inc. , 1 .85% , 2/15/31 , Callable 11/15/30 @ 100 ................... 1,000,000 822,799
Philip Morris International, Inc. , 5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .............. 2,000,000 2,052,409
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 3,000,000 2,550,453
Sysco Corp. , 2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ............................ 1,500,000 1,269,508
The Coca-Cola Co. , 2 .00% , 3/5/31 ........................................... 2,000,000 1,726,542
The J.M. Smucker Co. , 6 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................... 900,000 981,727
Walgreens Boots Alliance, Inc. , 4 .10% , 4/15/50 , Callable 10/15/49 @ 100 .............. 1,000,000 725,902
35,093,994

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
26
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Energy (1.5%):
Apache Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 ............................ $ 1,500,000 $ 1,044,603
Boardwalk Pipelines LP
4 .45% , 7/15/27 , Callable 4/15/27 @ 100 .................................. 500,000 489,860
4 .80% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 500,000 491,038
3 .60% , 9/1/32 , Callable 6/1/32 @ 100 .................................... 1,000,000 888,123
Buckeye Partners LP , 4 .13% , 12/1/27 , Callable 9/1/27 @ 100 ....................... 1,000,000 953,753
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 1,091,000 930,014
Columbia Pipelines Operating Co. LLC , 6 .04% , 11/15/33 , Callable 8/15/33 @ 100 (a) ...... 1,500,000 1,572,505
ConocoPhillips Co. , 5 .55% , 3/15/54 , Callable 9/15/53 @ 100 ....................... 1,500,000 1,596,654
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (c) (e) ...................... 1,000,000 950,601
4 .15% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 1,000,000 953,423
EQT Corp. , 7 .00% , 2/1/30 , Callable 11/1/29 @ 100 .............................. 514,000 551,529
Florida Gas Transmission Co. LLC , 2 .55% , 7/1/30 , Callable 4/1/30 @ 100 (a) ............ 1,500,000 1,284,577
Gray Oak Pipeline LLC , 3 .45% , 10/15/27 , Callable 8/15/27 @ 100 (a) ................. 1,334,000 1,241,698
Helmerich & Payne, Inc. , 2 .90% , 9/29/31 , Callable 6/29/31 @ 100 .................... 500,000 419,630
HF Sinclair Corp. , 4 .50% , 10/1/30 , Callable 7/1/30 @ 100 .......................... 2,000,000 1,869,112
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .25% , 11/1/28 , Callable 2/5/24 @ 103.13 (a) .... 1,000,000 998,065
MPLX LP
4 .25% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 500,000 488,530
4 .00% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 750,000 723,851
4 .80% , 2/15/29 , Callable 11/15/28 @ 100 .................................. 250,000 248,423
Murphy Oil USA, Inc.
4 .75% , 9/15/29 , Callable 9/15/24 @ 102.38 ................................ 1,000,000 949,653
3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) .............................. 235,000 205,904
Occidental Petroleum Corp. , 4 .40% , 8/15/49 , Callable 2/15/49 @ 100 ................. 1,250,000 935,737
Patterson-UTI Energy, Inc. , 7 .15% , 10/1/33 , Callable 7/1/33 @ 100 ................... 1,000,000 1,060,142
Phillips 66 Co. , 4 .90% , 10/1/46 , Callable 4/1/46 @ 100 ............................ 1,000,000 936,135
Plains All American Pipeline LP/PAA Finance Corp.
3 .55% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 2,280,000 2,099,070
4 .70% , 6/15/44 , Callable 12/15/43 @ 100 ................................. 500,000 418,690
Rockies Express Pipeline LLC , 4 .95% , 7/15/29 , Callable 4/15/29 @ 100 (a) ............. 1,000,000 957,446
Western Midstream Operating LP
4 .05% , 2/1/30 , Callable 11/1/29 @ 100 ................................... 1,000,000 936,454
5 .25% , 2/1/50 , Callable 8/1/49 @ 100 .................................... 500,000 446,606
26,641,826
Financials (6.7%):
Ally Financial, Inc.
7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ................................. 833,000 868,225
6 .99% ( SOFR + 326 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (c) .................... 1,585,000 1,639,497
American Express Co. , 4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (c) ....... 1,500,000 1,496,214
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. 1,000,000 767,792
Assurant, Inc.
6 .10% , 2/27/26 , Callable 1/27/26 @ 100 .................................. 882,000 888,923
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 1,000,000 809,985
Bank of America Corp.
6 .10% ( TSFR3M + 416 bps ) , Callable 3/17/25 @ 100 (c) (e) ...................... 1,000,000 995,933
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (c) (e) ...................... 1,000,000 894,744
1 .66% ( SOFR + 91 bps ) , 3/11/27 , Callable 3/11/26 @ 100 (c) ..................... 500,000 462,551
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (c) .................. 4,000,000 3,318,312
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (c) .................. 1,000,000 793,434
Belrose Funding Trust , 2 .33% , 8/15/30 , Callable 5/15/30 @ 100 (a) ................... 1,000,000 798,942
Blackstone Private Credit Fund , 2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ............. 1,290,000 1,168,896
Blue Owl Credit Income Corp.
5 .50% , 3/21/25 .................................................... 500,000 492,731
3 .13% , 9/23/26 , Callable 8/23/26 @ 100 .................................. 250,000 228,208
4 .70% , 2/8/27 , Callable 1/8/27 @ 100 .................................... 1,125,000 1,063,951
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 (a) ................... 1,000,000 822,777
BMW US Capital LLC , 3 .75% , 4/12/28 , Callable 1/12/28 @ 100 (a) ................... 1,000,000 967,900
Brown & Brown, Inc. , 4 .20% , 3/17/32 , Callable 12/17/31 @ 100 ..................... 1,000,000 915,312
Cadence Bank , 4 .13% ( US0003M + 247 bps ) , 11/20/29 , Callable 11/20/24 @ 100 (c) (d) ...... 625,000 580,460
Capital One Financial Corp.

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
27
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
3 .75% , 7/28/26 , Callable 6/28/26 @ 100 .................................. $ 1,000,000 $ 957,888
2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (c) .................... 1,000,000 759,283
5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ...................... 1,000,000 995,968
Citigroup, Inc. , 2 .52% ( SOFR + 118 bps ) , 11/3/32 , Callable 11/3/31 @ 100 (c) ............. 2,000,000 1,650,529
Citizens Bank NA
4 .12% ( SOFR + 140 bps ) , 5/23/25 , Callable 5/23/24 @ 100 (c) .................... 907,000 884,128
6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (c) .................. 500,000 488,130
Citizens Financial Group, Inc.
2 .50% , 2/6/30 , Callable 11/6/29 @ 100 ................................... 2,000,000 1,679,368
5 .64% ( H15T5Y + 275 bps ) , 5/21/37 , Callable 5/21/32 @ 100 (c) .................. 1,000,000 924,634
Compeer Financial FLCA/Compeer Financial PCA , 3 .37% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (c) .................................................. 500,000 349,173
Credit Acceptance Corp. , 6 .63% , 3/15/26 , Callable 1/16/24 @ 101.66 (d) ............... 500,000 499,141
Equitable Holdings, Inc. , 4 .35% , 4/20/28 , Callable 1/20/28 @ 100 .................... 1,000,000 966,876
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 2,000,000 1,699,701
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 1,750,000 1,650,130
Fifth Third Bancorp
3 .95% , 3/14/28 , Callable 2/14/28 @ 100 .................................. 500,000 479,870
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (c) .................... 2,000,000 1,859,665
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 3,025,000 2,390,620
First Citizens BancShares, Inc. , 3 .38% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 3/15/25 @
100 (c) ........................................................... 1,000,000 945,386
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 2,000,000 1,888,052
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 1,500,000 1,568,284
5 .63% , 8/21/33 , Callable 5/21/33 @ 100 .................................. 1,000,000 1,047,163
Ford Motor Credit Co. LLC
4 .54% , 8/1/26 , Callable 6/1/26 @ 100 .................................... 1,000,000 969,243
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 500,000 438,185
Glencore Funding LLC
1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (a) ................................ 700,000 648,334
2 .50% , 9/1/30 , Callable 6/1/30 @ 100 (a) .................................. 500,000 428,076
2 .85% , 4/27/31 , Callable 1/27/31 @ 100 (a) ................................ 1,000,000 862,613
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 1,500,000 1,282,335
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 1,000,000 1,010,508
Guardian Life Global Funding , 1 .40% , 7/6/27 (a) ................................. 2,000,000 1,788,938
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (c) ...................... 500,000 484,738
6 .21% ( SOFR + 202 bps ) , 8/21/29 , Callable 8/21/28 @ 100 (c) .................... 1,000,000 1,030,933
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) .................. 1,000,000 756,095
Hyundai Capital America
3 .40% , 6/20/24 (a) .................................................. 500,000 494,453
3 .50% , 11/2/26 , Callable 9/2/26 @ 100 (a) ................................. 500,000 476,562
ILFC E-Capital Trust I , 7 .19% ( TSFR3M + 181 bps ) , 12/21/65 , Callable 2/5/24 @ 100 (a) (c) .. 500,000 371,765
JPMorgan Chase & Co.
4 .60% ( TSFR3M + 313 bps ) , Callable 2/1/25 @ 100 (c) (e) ....................... 1,000,000 963,277
2 .52% ( SOFR + 204 bps ) , 4/22/31 , Callable 4/22/30 @ 100 (c) .................... 3,000,000 2,596,240
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (c) ...................... 4,000,000 3,255,526
5 .60% , 7/15/41 .................................................... 750,000 796,710
KeyBank NA , 3 .90% , 4/13/29 .............................................. 1,500,000 1,314,736
KeyCorp.
3 .88% ( SOFRINDX + 125 bps ) , 5/23/25 , Callable 5/23/24 @ 100 , MTN (c) ........... 500,000 488,834
2 .25% , 4/6/27 , MTN ................................................ 500,000 450,173
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (c) ............ 757,000 695,767
Lincoln National Corp. , 3 .80% , 3/1/28 , Callable 12/1/27 @ 100 (d) .................... 500,000 480,146
Loews Corp. , 3 .20% , 5/15/30 , Callable 2/15/30 @ 100 ............................ 1,000,000 916,099
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (c) .......... 1,750,000 1,657,916
Manufacturers & Traders Trust Co. , 4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ........... 500,000 489,390
MassMutual Global Funding II , 1 .20% , 7/16/26 (a) ............................... 1,500,000 1,370,134
Mercury General Corp. , 4 .40% , 3/15/27 , Callable 12/15/26 @ 100 .................... 1,000,000 957,057
Metropolitan Life Global Funding I , 2 .40% , 1/11/32 (a) ............................ 2,000,000 1,659,118
Midwest Connector Capital Co. LLC , 4 .63% , 4/1/29 , Callable 1/1/29 @ 100 (a) ........... 1,500,000 1,442,758
Morgan Stanley

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
28
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (c) ............. $ 3,000,000 $ 2,488,131
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 2,000,000 1,587,543
New York Community Bancorp, Inc. , 8 .43% ( TSFR3M + 304 bps ) , 11/6/28 , Callable 2/6/24 @
100 (c) ........................................................... 1,250,000 1,240,525
New York Life Global Funding , 1 .85% , 8/1/31 (a) ................................ 1,500,000 1,209,132
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 1,000,000 1,073,833
Pacific Life Global Funding II , 1 .38% , 4/14/26 (a) ................................ 2,000,000 1,847,878
Penske Truck Leasing Co. LP/PTL Finance Corp.
1 .70% , 6/15/26 , Callable 5/15/26 @ 100 (a) ................................ 1,000,000 919,290
6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) ................................ 1,000,000 1,049,050
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 1,750,000 1,480,574
Principal Life Global Funding II , 1 .25% , 8/16/26 (a) .............................. 2,000,000 1,813,964
Protective Life Global Funding , 1 .90% , 7/6/28 (a) (d) .............................. 2,000,000 1,771,748
Prudential Financial, Inc.
3 .94% , 12/7/49 , Callable 6/7/49 @ 100 ................................... 1,000,000 824,898
6 .00% ( H15T5Y + 323 bps ) , 9/1/52 , Callable 6/1/32 @ 100 (c) .................... 1,000,000 997,145
Raymond James Financial, Inc. , 4 .95% , 7/15/46 ................................. 1,000,000 934,312
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (c) (e) ........ 595,000 578,488
Santander Holdings USA, Inc.
4 .40% , 7/13/27 , Callable 4/14/27 @ 100 .................................. 750,000 728,685
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 500,000 516,052
State Street Corp. , 5 .16% ( SOFR + 189 bps ) , 5/18/34 , Callable 5/18/33 @ 100 (c) .......... 1,500,000 1,512,548
Stellantis Finance U.S., Inc. , 2 .69% , 9/15/31 , Callable 6/15/31 @ 100 (a) ............... 1,200,000 1,006,154
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 2,250,000 1,751,980
Synchrony Bank , 5 .63% , 8/23/27 , Callable 7/23/27 @ 100 ......................... 500,000 491,827
Synchrony Financial
4 .50% , 7/23/25 , Callable 4/23/25 @ 100 .................................. 500,000 488,504
5 .15% , 3/19/29 , Callable 12/19/28 @ 100 ................................. 500,000 485,619
Synovus Bank , 4 .00% ( H15T5Y + 363 bps ) , 10/29/30 , Callable 10/29/25 @ 100 (c) ......... 500,000 405,630
Synovus Financial Corp. , 5 .90% ( USSW5 + 338 bps ) , 2/7/29 , Callable 2/7/24 @ 100 (c) ...... 500,000 469,587
The Bank of New York Mellon Corp.
3 .75% ( H15T5Y + 263 bps ) , Callable 12/20/26 @ 100 (c) (e) ...................... 1,000,000 866,274
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (c) (e) ...................... 500,000 488,322
3 .99% ( SOFR + 115 bps ) , 6/13/28 , Callable 6/13/27 @ 100 , MTN (c) ............... 1,000,000 976,832
The Charles Schwab Corp. , 5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (c) .... 1,350,000 1,391,624
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 1,000,000 1,011,214
The PNC Financial Services Group, Inc.
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 1,500,000 1,312,501
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (c) ................. 500,000 469,687
5 .94% ( SOFR + 195 bps ) , 8/18/34 , Callable 8/18/33 @ 100 (c) .................... 1,000,000 1,042,251
Truist Bank , 2 .25% , 3/11/30 , Callable 12/11/29 @ 100 ............................ 1,050,000 871,081
Truist Financial Corp. , 4 .25% , 9/30/24 ........................................ 750,000 740,762
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 2,000,000 2,101,388
US Bancorp
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 750,000 770,340
2 .49% ( H15T5Y + 95 bps ) , 11/3/36 , Callable 11/3/31 @ 100 (c) ................... 1,500,000 1,174,803
W.R. Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ....................... 1,172,000 843,405
Webster Financial Corp.
4 .38% , 2/15/24 , Callable 2/5/24 @ 100 ................................... 1,000,000 990,292
4 .10% , 3/25/29 , Callable 12/25/28 @ 100 (d) ............................... 500,000 461,631
Wells Fargo & Co.
5 .90% , Callable 6/15/24 @ 100 (e) ....................................... 1,746,000 1,733,586
3 .00% , 10/23/26 .................................................... 1,000,000 949,593
2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (c) ........... 1,000,000 888,565
120,992,683
Health Care (1.8%):
AbbVie, Inc.
3 .20% , 11/21/29 , Callable 8/21/29 @ 100 .................................. 1,000,000 934,335
4 .25% , 11/21/49 , Callable 5/21/49 @ 100 .................................. 500,000 446,240
Amgen, Inc.
5 .25% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 1,000,000 1,024,945
3 .00% , 1/15/52 , Callable 7/15/51 @ 100 (d) ................................ 1,250,000 875,396
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 1,250,000 1,057,447

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
29
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Baxter International, Inc. , 2 .54% , 2/1/32 , Callable 11/1/31 @ 100 .................... $ 1,750,000 $ 1,468,344
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 1,250,000 1,187,341
Boston Medical Center Corp. , 3 .91% , 7/1/28 ................................... 500,000 468,933
Bristol-Myers Squibb Co.
3 .90% , 2/20/28 , Callable 11/20/27 @ 100 .................................. 500,000 491,297
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 1,500,000 1,634,912
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 1,500,000 1,249,836
CVS Health Corp.
2 .13% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 2,000,000 1,654,817
5 .63% , 2/21/53 , Callable 8/21/52 @ 100 .................................. 500,000 507,470
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 4,000,000 3,535,449
Duke University Health System, Inc. , 2 .60% , 6/1/30 .............................. 2,000,000 1,727,435
Eastern Maine Healthcare Systems , 3 .71% , 7/1/26 ............................... 270,000 260,559
Elevance Health, Inc.
2 .88% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 323,000 296,149
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,000,000 868,554
Fresenius Medical Care U.S. Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (a) .. 2,500,000 1,930,898
HCA, Inc.
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 750,000 635,085
5 .90% , 6/1/53 , Callable 12/1/52 @ 100 ................................... 1,000,000 1,026,825
Illumina, Inc. , 2 .55% , 3/23/31 , Callable 12/23/30 @ 100 ........................... 1,000,000 844,548
Orlando Health Obligated Group
3 .78% , 10/1/28 , Callable 7/1/28 @ 100 ................................... 500,000 468,399
2 .89% , 10/1/35 .................................................... 1,000,000 821,965
Revvity, Inc.
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,500,000 1,268,359
2 .25% , 9/15/31 , Callable 6/15/31 @ 100 (d) ................................ 500,000 411,249
Southern Illinois Healthcare Enterprises, Inc. , 3 .97% , 5/15/50 , Callable 11/15/49 @ 100 .... 1,000,000 704,773
The Cigna Group , 2 .38% , 3/15/31 , Callable 12/15/30 @ 100 ........................ 2,000,000 1,706,822
Universal Health Services, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 .............. 3,262,000 2,675,224
32,183,606
Industrials (2.5%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 2,250,000 1,867,205
Air Lease Corp. , 2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ......................... 1,000,000 847,720
American Airlines Pass Through Trust
3 .70% , 10/1/26 .................................................... 264,074 245,416
3 .85% , 2/15/28 .................................................... 333,313 295,369
3 .60% , 10/15/29 .................................................... 351,163 306,279
Ashtead Capital, Inc.
4 .25% , 11/1/29 , Callable 11/1/24 @ 102.13 (a) .............................. 1,448,000 1,351,243
2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) ................................ 667,000 542,921
5 .50% , 8/11/32 , Callable 5/11/32 @ 100 (a) ................................ 750,000 740,896
5 .95% , 10/15/33 , Callable 7/15/33 @ 100 (a) ............................... 1,500,000 1,528,144
British Airways Pass Through Trust
3 .35% , 6/15/29 (a) .................................................. 307,879 278,524
3 .80% , 9/20/31 (a) .................................................. 480,513 447,766
Builders FirstSource, Inc. , 6 .38% , 6/15/32 , Callable 6/15/27 @ 103.19 (a) ............... 500,000 513,441
Carlisle Cos., Inc. , 2 .75% , 3/1/30 , Callable 12/1/29 @ 100 ......................... 2,000,000 1,774,611
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 1,100,000 886,107
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 1,250,000 1,228,902
FedEx Corp. , 4 .05% , 2/15/48 , Callable 8/15/47 @ 100 ............................ 2,250,000 1,875,584
Fluor Corp. , 4 .25% , 9/15/28 , Callable 6/15/28 @ 100 ............................. 1,000,000 954,142
Fortune Brands Innovations, Inc. , 4 .00% , 3/25/32 , Callable 12/25/31 @ 100 ............. 1,250,000 1,165,254
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 2,000,000 1,642,733
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 81,908 76,180
Hillenbrand, Inc.
5 .00% , 9/15/26 , Callable 7/15/26 @ 100 .................................. 1,000,000 990,835
3 .75% , 3/1/31 , Callable 3/1/26 @ 101.88 .................................. 350,000 303,968
Howmet Aerospace, Inc.
5 .90% , 2/1/27 ..................................................... 250,000 256,441
3 .00% , 1/15/29 , Callable 11/15/28 @ 100 .................................. 1,500,000 1,370,302
Hubbell, Inc. , 2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ........................... 1,500,000 1,261,412
Huntington Ingalls Industries, Inc. , 2 .04% , 8/16/28 , Callable 6/16/28 @ 100 ............. 1,500,000 1,321,426

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
30
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
JetBlue Pass Through Trust , 2 .95% , 5/15/28 .................................... $ 199,374 $ 171,550
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 1,058,000 1,032,208
Leidos, Inc.
2 .30% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 1,500,000 1,254,606
5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 2,250,000 2,341,852
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 1,000,000 801,530
Quanta Services, Inc.
2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ................................... 1,500,000 1,321,389
2 .35% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 250,000 207,276
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 (a) .................... 570,000 595,256
Ryder System, Inc. , 2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ..................... 2,000,000 1,878,471
Spirit Airlines Pass Through Trust , 3 .38% , 2/15/30 ............................... 951,363 820,002
The Boeing Co.
3 .25% , 2/1/28 , Callable 12/1/27 @ 100 ................................... 1,500,000 1,422,873
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 2,750,000 2,556,619
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,250,000 2,333,640
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 2,100,000 1,934,597
Trane Technologies Global Holding Co. Ltd. , 3 .75% , 8/21/28 , Callable 5/21/28 @ 100 ..... 500,000 488,285
Union Pacific Corp. , 3 .25% , 2/5/50 , Callable 8/5/49 @ 100 ......................... 1,000,000 766,174
United Airlines Pass Through Trust
4 .88% , 1/15/26 .................................................... 208,544 202,424
3 .70% , 3/1/30 ..................................................... 379,774 331,054
44,532,627
Information Technology (1.5%):
Amphenol Corp.
4 .35% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 500,000 498,225
2 .20% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 1,125,000 947,327
Broadcom, Inc.
2 .45% , 2/15/31 , Callable 11/15/30 @ 100 (a) ................................ 1,000,000 855,555
3 .42% , 4/15/33 , Callable 1/15/33 @ 100 (a) ................................ 2,000,000 1,756,917
3 .47% , 4/15/34 , Callable 1/15/34 @ 100 (a) ................................ 500,000 435,205
Dell International LLC/EMC Corp.
5 .75% , 2/1/33 , Callable 11/1/32 @ 100 (d) ................................. 260,000 273,703
3 .38% , 12/15/41 , Callable 6/15/41 @ 100 ................................. 1,250,000 946,564
HP, Inc. , 2 .65% , 6/17/31 , Callable 3/17/31 @ 100 ................................ 1,500,000 1,279,170
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 1,474,000 1,276,559
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 1,050,000 949,858
Micron Technology, Inc. , 5 .88% , 2/9/33 , Callable 11/9/32 @ 100 ..................... 1,250,000 1,304,386
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 1,500,000 1,026,084
Motorola Solutions, Inc.
2 .75% , 5/24/31 , Callable 2/24/31 @ 100 .................................. 1,000,000 853,957
5 .60% , 6/1/32 , Callable 3/1/32 @ 100 .................................... 1,000,000 1,033,198
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 1,000,000 902,547
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 2,000,000 1,743,570
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 1,000,000 740,617
Qorvo, Inc. , 3 .38% , 4/1/31 , Callable 4/1/26 @ 101.69 (a) ........................... 3,909,000 3,357,580
Skyworks Solutions, Inc. , 3 .00% , 6/1/31 , Callable 3/1/31 @ 100 ..................... 1,200,000 1,031,701
Teledyne Technologies, Inc. , 2 .75% , 4/1/31 , Callable 1/1/31 @ 100 ................... 2,000,000 1,740,643
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 3,400,000 2,911,976
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 ............................. 1,500,000 1,440,585
27,305,927
Materials (1.5%):
Albemarle Corp. , 4 .65% , 6/1/27 , Callable 5/1/27 @ 100 ........................... 1,500,000 1,474,262
Amcor Finance USA, Inc. , 5 .63% , 5/26/33 , Callable 2/26/33 @ 100 ................... 1,364,000 1,418,730
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 2,102,000 1,897,199
Avery Dennison Corp.
2 .65% , 4/30/30 , Callable 2/1/30 @ 100 ................................... 800,000 707,423
2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................................. 1,500,000 1,240,712
Ball Corp. , 3 .13% , 9/15/31 , Callable 6/15/31 @ 100 .............................. 1,500,000 1,292,664
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 1,500,000 1,434,524
Celanese U.S. Holdings LLC , 6 .33% , 7/15/29 , Callable 5/15/29 @ 100 ................ 641,000 672,778

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
31
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Colonial Enterprises, Inc. , 3 .25% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................. $ 1,000,000 $ 908,110
Commercial Metals Co. , 3 .88% , 2/15/31 , Callable 2/15/26 @ 101.94 .................. 1,000,000 890,420
Eagle Materials, Inc. , 2 .50% , 7/1/31 , Callable 4/1/31 @ 100 ........................ 2,000,000 1,697,065
Ecolab, Inc. , 2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ............................ 1,250,000 854,109
Freeport-McMoRan, Inc. , 4 .38% , 8/1/28 , Callable 2/5/24 @ 102.19 ................... 1,500,000 1,443,078
LYB International Finance III LLC
5 .63% , 5/15/33 , Callable 2/15/33 @ 100 (d) ................................ 850,000 889,280
3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ................................... 500,000 384,215
4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 500,000 399,630
Martin Marietta Materials, Inc. , 2 .40% , 7/15/31 , Callable 4/15/31 @ 100 ............... 1,000,000 851,814
NewMarket Corp. , 2 .70% , 3/18/31 , Callable 12/18/30 @ 100 ........................ 1,250,000 1,051,265
Packaging Corp. of America
3 .40% , 12/15/27 , Callable 9/15/27 @ 100 ................................. 500,000 476,649
3 .05% , 10/1/51 , Callable 4/1/51 @ 100 ................................... 2,168,000 1,516,051
Reliance Steel & Aluminum Co. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 .............. 1,000,000 848,532
The Dow Chemical Co. , 6 .30% , 3/15/33 , Callable 12/15/32 @ 100 (d) ................. 1,500,000 1,655,246
Vulcan Materials Co.
3 .90% , 4/1/27 , Callable 1/1/27 @ 100 .................................... 500,000 483,608
3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 1,000,000 930,332
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 1,000,000 862,615
26,280,311
Real Estate (1.6%):
Alexandria Real Estate Equities, Inc. , 2 .00% , 5/18/32 , Callable 2/18/32 @ 100 ........... 2,750,000 2,204,069
AvalonBay Communities, Inc.
3 .20% , 1/15/28 , Callable 10/15/27 @ 100 , MTN ............................. 750,000 711,913
2 .45% , 1/15/31 , Callable 10/17/30 @ 100 , MTN ............................. 1,000,000 861,356
Boston Properties LP
2 .55% , 4/1/32 , Callable 1/1/32 @ 100 .................................... 1,250,000 996,261
2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ................................... 1,750,000 1,332,866
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 1,500,000 1,267,556
5 .95% , 8/15/34 , Callable 5/15/34 @ 100 .................................. 2,000,000 2,104,603
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 2,091,000 1,789,276
Crown Castle, Inc.
2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 1,500,000 1,242,742
2 .90% , 4/1/41 , Callable 10/1/40 @ 100 ................................... 1,750,000 1,251,302
Essex Portfolio LP
1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .................................... 1,000,000 876,396
2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 1,000,000 836,774
GLP Capital LP/GLP Financing II, Inc.
4 .00% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 1,000,000 900,984
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 933,000 790,106
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 1,000,000 778,140
Host Hotels & Resorts LP
3 .38% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 500,000 449,395
3 .50% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 1,017,000 909,849
Hudson Pacific Properties LP
3 .95% , 11/1/27 , Callable 8/1/27 @ 100 ................................... 500,000 420,969
4 .65% , 4/1/29 , Callable 1/1/29 @ 100 (d) .................................. 500,000 409,299
3 .25% , 1/15/30 , Callable 10/15/29 @ 100 ................................. 1,500,000 1,126,960
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 2,500,000 1,897,192
Physicians Realty LP , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ....................... 1,000,000 823,554
Pine Street Trust I , 4 .57% , 2/15/29 , Callable 11/15/28 @ 100 (a) ...................... 500,000 477,024
SBA Tower Trust
2 .84% , 1/15/25 , Callable 2/5/24 @ 100 (a) ................................. 500,000 482,835
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 1,158,000 1,190,159
Simon Property Group LP , 6 .25% , 1/15/34 , Callable 10/15/33 @ 100 .................. 1,500,000 1,633,955
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 2/15/25 @ 102.06 (a) .... 2,000,000 1,832,392
29,597,927
Utilities (1.9%):
AEP Texas, Inc. , 3 .45% , 1/15/50 , Callable 7/15/49 @ 100 .......................... 1,500,000 1,086,845
Alabama Power Co. , 3 .13% , 7/15/51 , Callable 1/15/51 @ 100 ....................... 2,000,000 1,429,869

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
32
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... $ 1,000,000 $ 911,805
Appalachian Power Co. , 2 .70% , 4/1/31 , Callable 1/1/31 @ 100 ...................... 1,500,000 1,284,969
CenterPoint Energy, Inc. , 2 .65% , 6/1/31 , Callable 3/1/31 @ 100 ...................... 1,500,000 1,283,614
Dominion Energy, Inc. , 2 .25% , 8/15/31 , Callable 5/15/31 @ 100 ..................... 1,500,000 1,241,696
DTE Electric Co.
2 .25% , 3/1/30 , Callable 12/1/29 @ 100 ................................... 1,000,000 877,372
3 .00% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 1,000,000 887,160
3 .65% , 3/1/52 , Callable 9/1/51 @ 100 .................................... 500,000 394,984
Duke Energy Carolinas LLC , 2 .85% , 3/15/32 , Callable 12/15/31 @ 100 ................ 750,000 655,374
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 1,200,000 958,007
Entergy Corp. , 1 .90% , 6/15/28 , Callable 4/15/28 @ 100 ........................... 2,000,000 1,771,395
Entergy Louisiana LLC , 4 .00% , 3/15/33 , Callable 12/15/32 @ 100 .................... 1,000,000 933,161
Florida Power & Light Co. , 2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................... 1,000,000 694,148
IPALCO Enterprises, Inc. , 4 .25% , 5/1/30 , Callable 2/1/30 @ 100 ..................... 1,525,000 1,411,426
ITC Holdings Corp. , 4 .95% , 9/22/27 , Callable 8/22/27 @ 100 (a) ..................... 1,000,000 1,003,999
NextEra Energy Capital Holdings, Inc. , 2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ......... 2,000,000 1,677,128
NRG Energy, Inc.
4 .45% , 6/15/29 , Callable 3/15/29 @ 100 (a) ................................ 1,000,000 944,416
7 .00% , 3/15/33 , Callable 12/15/32 @ 100 (a) ............................... 1,000,000 1,056,695
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 1,000,000 792,673
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 938,000 796,538
Oncor Electric Delivery Co. LLC , 2 .70% , 11/15/51 , Callable 5/15/51 @ 100 ............. 1,500,000 990,602
Piedmont Natural Gas Co., Inc. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 ............... 1,750,000 1,802,280
Public Service Co. of Colorado , 1 .88% , 6/15/31 , Callable 12/15/30 @ 100 .............. 2,000,000 1,651,158
Public Service Electric & Gas Co. , 1 .90% , 8/15/31 , Callable 5/15/31 @ 100 , MTN ........ 2,000,000 1,639,517
Rayburn Country Securitization LLC , 2 .31% , 12/1/30 (a) ........................... 845,289 767,700
South Jersey Industries, Inc. , 5 .02% , 4/15/31 ................................... 1,000,000 811,006
Southern Co. Gas Capital Corp. , 1 .75% , 1/15/31 , Callable 10/15/30 @ 100 .............. 1,000,000 816,669
Southwestern Electric Power Co. , 3 .25% , 11/1/51 , Callable 5/1/51 @ 100 ............... 750,000 506,373
The AES Corp. , 2 .45% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 1,000,000 840,451
Vistra Operations Co. LLC , 4 .30% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................ 500,000 470,124
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 1,250,000 828,092
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 500,000 411,821
33,629,067
Total Corporate Bonds (Cost $464,814,387) 424,545,472
Yankee Dollars (6.3%)
Communication Services (0.2%):
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 4,000,000 3,684,126
Consumer Discretionary (0.1%):
International Game Technology PLC , 5 .25% , 1/15/29 , Callable 2/5/24 @ 102.63 (a) ........ 1,000,000 977,536
Nemak SAB de CV , 3 .63% , 6/28/31 , Callable 3/28/31 @ 100 (a) ..................... 1,269,000 1,050,176
2,027,712
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc.
2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (a) ............................... 667,000 596,741
3 .44% , 5/13/41 , Callable 11/13/40 @ 100 (a) ................................ 750,000 567,491
Bacardi Ltd.
4 .45% , 5/15/25 , Callable 3/15/25 @ 100 (a) ................................ 1,500,000 1,478,841
2 .75% , 7/15/26 , Callable 4/15/26 @ 100 (a) ................................ 500,000 470,831
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 600,000 604,535
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 1,750,000 1,402,322
JDE Peet's NV , 2 .25% , 9/24/31 , Callable 6/24/31 @ 100 (a) ......................... 3,000,000 2,402,572
7,523,333
Energy (0.3%):
Aker BP ASA , 4 .00% , 1/15/31 , Callable 10/15/30 @ 100 (a) ........................ 750,000 687,404
Korea National Oil Corp. , 2 .63% , 4/18/32 (a) ................................... 1,500,000 1,265,212
Petroleos Mexicanos , 6 .70% , 2/16/32 , Callable 11/16/31 @ 100 ...................... 500,000 414,669

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
33
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Shell International Finance BV , 2 .88% , 11/26/41 , Callable 5/26/41 @ 100 .............. $ 1,500,000 $ 1,136,238
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ....................... 1,000,000 1,127,128
4,630,651
Financials (3.5%):
ABN AMRO Bank , 4 .80% , 4/18/26 (a) ........................................ 500,000 489,359
ANZ Bank New Zealand Ltd. , 5 .55% , 8/11/32 , Callable 8/11/27 @ 100 (a) .............. 833,000 835,760
Ascot Group Ltd. , 4 .25% , 12/15/30 , Callable 12/15/25 @ 100 (a) ..................... 1,000,000 830,680
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 1,000,000 1,066,748
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (c) ........ 1,500,000 1,218,224
Bank of New Zealand , 2 .87% , 1/27/32 (a) ...................................... 750,000 631,843
Barclays PLC
2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (c) ................ 2,000,000 1,834,401
2 .89% ( H15T1Y + 130 bps ) , 11/24/32 , Callable 11/24/31 @ 100 (c) ................ 500,000 411,126
7 .44% ( H15T1Y + 350 bps ) , 11/2/33 , Callable 11/2/32 @ 100 (c) .................. 1,000,000 1,120,709
BNP Paribas SA , 4 .71% ( TSFR3M + 250 bps ) , 1/10/25 , Callable 1/10/24 @ 100 (a) (c) ....... 1,000,000 999,773
BP Capital Markets PLC
4 .87% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (c) (e) ...................... 750,000 703,404
4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (c) (e) ...................... 2,000,000 1,974,530
BPCE SA
3 .25% , 1/11/28 (a) ................................................... 1,000,000 930,819
5 .75% ( SOFR + 287 bps ) , 7/19/33 , Callable 7/19/32 @ 100 (a) (c) .................. 1,000,000 1,004,928
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 1,000,000 848,584
Canadian Imperial Bank of Commerce , 6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ........... 1,000,000 1,067,360
Commonwealth Bank of Australia
2 .69% , 3/11/31 (a) ................................................... 1,000,000 824,781
3 .78% , 3/14/32 (a) .................................................. 2,000,000 1,755,618
Cooperatieve Rabobank UA
1 .11% ( H15T1Y + 55 bps ) , 2/24/27 , Callable 2/24/26 @ 100 (a) (c) ................. 2,000,000 1,830,812
4 .00% ( USSW5 + 189 bps ) , 4/10/29 , Callable 4/10/24 @ 100 , MTN (c) .............. 600,000 595,485
Credit Agricole SA , 3 .25% , 10/4/24 (a) ........................................ 1,250,000 1,228,355
Deutsche Bank AG , 3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (c) .......... 3,750,000 3,078,339
Federation des Caisses Desjardins du Quebec , 4 .55% , 8/23/27 (a) ..................... 2,000,000 1,988,177
HSBC Holdings PLC
2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (c) .................... 1,000,000 872,994
8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (c) .................... 1,000,000 1,152,071
Imperial Brands Finance PLC , 3 .88% , 7/26/29 , Callable 4/26/29 @ 100 (a) .............. 1,000,000 933,209
ING Groep NV , 2 .73% ( SOFR + 132 bps ) , 4/1/32 , Callable 4/1/31 @ 100 (c) .............. 2,000,000 1,716,636
JAB Holdings BV , 4 .50% , 4/8/52 , Callable 10/8/51 @ 100 (a) ....................... 1,000,000 776,993
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (c) ................... 1,000,000 916,575
3 .57% ( US0003M + 121 bps ) , 11/7/28 , Callable 11/7/27 @ 100 (c) ................. 250,000 235,233
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) ................. 606,000 695,178
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (a) (c) ...... 1,250,000 1,012,082
Macquarie Group Ltd. , 4 .10% ( SOFR + 213 bps ) , 6/21/28 , Callable 6/21/27 @ 100 (a) (c) ..... 1,000,000 960,165
Mitsubishi UFJ Financial Group, Inc. , 5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @
100 (c) ........................................................... 1,500,000 1,501,520
Mizuho Financial Group, Inc.
2 .56% , 9/13/31 .................................................... 1,000,000 814,338
2 .17% ( H15T1Y + 87 bps ) , 5/22/32 , Callable 5/22/31 @ 100 (c) ................... 1,500,000 1,219,692
National Australia Bank Ltd. , 3 .93% ( H15T5Y + 188 bps ) , 8/2/34 , Callable 8/2/29 @ 100 (a) (c) 1,500,000 1,359,849
Nationwide Building Society
4 .30% ( US0003M + 145 bps ) , 3/8/29 , Callable 3/8/28 @ 100 (a) (c) ................. 250,000 239,437
3 .96% ( US0003M + 186 bps ) , 7/18/30 , Callable 7/18/29 @ 100 (a) (c) ............... 500,000 466,663
NatWest Group PLC , 4 .45% ( US0003M + 187 bps ) , 5/8/30 , Callable 5/8/29 @ 100 (c) ....... 1,000,000 956,721
Nomura Holdings, Inc. , 5 .61% , 7/6/29 ........................................ 1,500,000 1,533,313
Santander UK Group Holdings PLC , 2 .90% ( SOFR + 148 bps ) , 3/15/32 , Callable 3/15/31 @
100 (c) ........................................................... 2,000,000 1,717,387
Societe Generale SA
1 .49% ( H15T1Y + 110 bps ) , 12/14/26 , Callable 12/14/25 @ 100 (a) (c) .............. 500,000 460,312
3 .34% ( H15T1Y + 160 bps ) , 1/21/33 , Callable 1/21/32 @ 100 (a) (c) ................ 1,000,000 839,456
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (c) ................ 1,000,000 999,032
Standard Chartered PLC
7 .77% ( H15T1Y + 345 bps ) , 11/16/28 , Callable 11/16/27 @ 100 (a) (c) .............. 1,000,000 1,079,191

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
34
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
4 .87% ( USISOA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @ 100 (a) (c) .............. $ 500,000 $ 470,444
Sumitomo Mitsui Financial Group, Inc. , 2 .22% , 9/17/31 ........................... 1,500,000 1,238,394
Swedbank AB , 0 .85% , 3/18/24 (a) ........................................... 1,500,000 1,484,953
The Bank of Nova Scotia
4 .50% , 12/16/25 .................................................... 500,000 491,921
1 .30% , 9/15/26 .................................................... 1,000,000 910,947
2 .45% , 2/2/32 ..................................................... 1,000,000 838,126
The Toronto-Dominion Bank , 2 .00% , 9/10/31 ................................... 1,500,000 1,247,303
UBS Group AG
3 .75% , 3/26/25 .................................................... 500,000 489,811
2 .19% ( SOFR + 204 bps ) , 6/5/26 , Callable 6/5/25 @ 100 (a) (c) .................... 1,000,000 951,551
1 .31% ( SOFRINDX + 98 bps ) , 2/2/27 , Callable 2/2/26 @ 100 (a) (c) ................ 1,000,000 916,256
4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .................................. 750,000 725,123
9 .02% ( SOFR + 502 bps ) , 11/15/33 , Callable 11/15/32 @ 100 (a) (c) ................ 500,000 614,982
Westpac Banking Corp.
4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (c) ............... 1,000,000 961,831
2 .67% ( H15T5Y + 175 bps ) , 11/15/35 , Callable 11/15/30 @ 100 (c) ................ 1,000,000 813,390
3 .02% ( H15T5Y + 153 bps ) , 11/18/36 , Callable 11/18/31 @ 100 (c) ................ 1,000,000 811,864
62,694,758
Health Care (0.4%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 758,000 698,128
Royalty Pharma PLC
2 .15% , 9/2/31 , Callable 6/2/31 @ 100 .................................... 1,500,000 1,226,518
3 .30% , 9/2/40 , Callable 3/2/40 @ 100 .................................... 2,000,000 1,507,789
3 .55% , 9/2/50 , Callable 3/2/50 @ 100 (d) .................................. 750,000 533,796
Smith & Nephew PLC , 2 .03% , 10/14/30 , Callable 7/14/30 @ 100 .................... 2,650,000 2,190,142
STERIS Irish FinCo Unlimited Co. , 2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ........... 2,000,000 1,719,704
7,876,077
Industrials (0.7%):
Air Canada Pass Through Trust , 4 .13% , 5/15/25 (a) ............................... 1,570,739 1,503,887
Aircastle Ltd. , 6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) .......................... 1,000,000 1,020,350
BAE Systems PLC , 3 .40% , 4/15/30 , Callable 1/15/30 @ 100 (a) ...................... 750,000 690,466
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (a) .................................. 1,800,000 1,612,231
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................................ 750,000 726,173
nVent Finance Sarl , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ........................ 1,500,000 1,519,675
Pentair Finance Sarl , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ....................... 2,000,000 2,076,932
Port of Newcastle Investments Financing Pty Ltd. , 5 .90% , 11/24/31 , Callable 8/24/31 @
100 (a) ........................................................... 1,000,000 911,314
Rolls-Royce PLC , 3 .63% , 10/14/25 , Callable 7/14/25 @ 100 (a) ...................... 275,000 265,553
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 1,750,000 1,813,384
12,139,965
Information Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 .... 1,500,000 1,264,358
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 686,000 714,181
SK Hynix, Inc. , 6 .50% , 1/17/33 (a) ........................................... 1,071,000 1,130,352
3,108,891
Materials (0.2%):
ArcelorMittal SA , 6 .80% , 11/29/32 , Callable 8/29/32 @ 100 ........................ 1,500,000 1,622,670
Braskem Netherlands Finance BV
4 .50% , 1/31/30 , Callable 10/31/29 @ 100 (a) ............................... 1,000,000 766,979
7 .25% , 2/13/33 , Callable 11/13/32 @ 100 (a) ................................ 300,000 250,042
CCL Industries, Inc. , 3 .05% , 6/1/30 , Callable 3/1/30 @ 100 (a) ....................... 2,000,000 1,752,707
4,392,398
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 3,233,000 2,611,889
Utilities (0.2%):
Enel Finance International NV , 1 .88% , 7/12/28 , Callable 5/12/28 @ 100 (a) .............. 2,000,000 1,744,718

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
35
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... $ 1,500,000 $ 1,281,790
3,026,508
Total Yankee Dollars (Cost $122,859,371) 113,716,308
Municipal Bonds (1.2%)
Arizona (0.0%):(f)
The University of Arizona Revenue , Series A , 1 .82% , 6/1/30 ........................ 1,000,000 848,375
California (0.1%):
California Statewide Communities Development Authority Revenue , 1 .73% , 4/1/27 ....... 1,000,000 887,587
City of El Cajon Revenue
Series A , 1 .70% , 4/1/27 .............................................. 620,000 561,188
Series A , 1 .90% , 4/1/28 .............................................. 500,000 443,141
San Jose Redevelopment Agency Successor Agency Tax Allocation , Series A-T , 3 .13% , 8/1/28 ,
Continuously Callable @100 ........................................... 500,000 472,326
2,364,242
Connecticut (0.0%):(f)
State of Connecticut, GO , Series A , 3 .43% , 4/15/28 .............................. 500,000 477,690
Florida (0.2%):
Florida Development Finance Corp. Revenue , Series B , 3 .22% , 2/1/32 , Continuously Callable
@100 ........................................................... 1,020,000 859,013
Hillsborough County IDA Revenue , 3 .58% , 8/1/35 , Continuously Callable @100 ......... 1,500,000 1,259,816
Hillsborough County School Board Certificate of Participation , Series B , 1 .92% , 7/1/25 .... 750,000 717,184
2,836,013
Louisiana (0.0%):(f)
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , Series A , 4 .48% , 8/1/39 ....................................... 835,000 808,822
Michigan (0.1%):
Michigan Finance Authority Revenue , 2 .47% , 12/1/25 ............................ 1,000,000 960,089
New Jersey (0.1%):
New Jersey Economic Development Authority Revenue , Series NNN , 3 .47% , 6/15/27 ...... 1,000,000 966,114
New Jersey Health Care Facilities Financing Authority Revenue , Series A , 3 .36% , 7/1/40 ... 1,000,000 835,101
South Jersey Transportation Authority Revenue , Series B , 2 .38% , 11/1/27 ............... 900,000 810,265
2,611,480
Pennsylvania (0.1%):
Public Parking Authority of Pittsburgh Revenue , 2 .33% , 12/1/29 ..................... 895,000 760,576
State Public School Building Authority Revenue , 3 .15% , 4/1/30 ...................... 1,290,000 1,183,910
1,944,486
Texas (0.4%):
City of San Antonio, GO , 1 .76% , 2/1/31 , Continuously Callable @100 ................. 630,000 527,319
County of Bexar Revenue , 2 .28% , 8/15/32 , Continuously Callable @100 ............... 1,070,000 867,206
Harris County Cultural Education Facilities Finance Corp. Revenue
3 .34% , 11/15/37 .................................................... 2,000,000 1,686,655
Series D , 2 .28% , 7/1/34 .............................................. 370,000 287,713
North Texas Tollway Authority Revenue , 1 .02% , 1/1/25 ........................... 1,000,000 961,150
San Antonio Education Facilities Corp. Revenue , 2 .50% , 4/1/29 ...................... 1,270,000 1,104,402
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1 .63% , 9/1/26 ..................................................... 525,000 483,426
1 .82% , 9/1/27 ..................................................... 700,000 631,878
Uptown Development Authority Tax Allocation
Series B , 2 .58% , 9/1/31 .............................................. 270,000 222,390
Series B , 2 .78% , 9/1/33 , Continuously Callable @100 ......................... 500,000 399,475
7,171,614
Virginia (0.1%):
Virginia Housing Development Authority Revenue
Series J , 1 .97% , 11/1/28 .............................................. 225,000 196,923
Series J , 2 .27% , 11/1/31 , Continuously Callable @100 ........................ 225,000 185,352
Series J , 2 .42% , 11/1/32 , Continuously Callable @100 ........................ 275,000 224,962
Series J , 2 .47% , 11/1/33 , Continuously Callable @100 ........................ 270,000 217,808
Series J , 2 .52% , 11/1/34 , Continuously Callable @100 ........................ 250,000 199,245

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
36
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series J , 2 .57% , 11/1/35 , Continuously Callable @100 ........................ $ 300,000 $ 236,367
1,260,657
Washington (0.1%):
Washington State University Revenue , Series A , 2 .24% , 10/1/28 ..................... 1,000,000 903,113
Total Municipal Bonds (Cost $25,186,117) 22,186,581
U.S. Government Agency Mortgages (10.7%)
Federal Farm Credit Banks Funding Corp.
5 .93% , 7/14/33 .................................................... 5,000,000 5,045,100
Federal Home Loan Mortgage Corporation
3 .00% , 3/1/31 - 5/1/52 ............................................... 4,132,872 3,674,995
3 .50% , 5/1/33 - 7/1/52 ............................................... 3,456,947 3,199,020
4 .00% , 7/1/42 - 9/1/52 ............................................... 4,292,455 4,117,795
4 .50% , 11/1/42 - 10/1/52 .............................................. 4,384,557 4,279,210
5 .00% , 3/1/38 - 6/1/53 ............................................... 15,954,027 15,845,993
5 .50% , 8/1/38 - 5/1/53 ............................................... 6,676,326 6,737,378
6 .00% , 8/1/53 ..................................................... 1,981,525 2,012,100
39,866,491
Federal National Mortgage Association
2 .00% , 11/1/51 - 12/1/51 .............................................. 3,061,938 2,519,627
2 .50% , 11/1/34 - 3/1/52 .............................................. 3,474,359 2,976,102
3 .00% , 2/1/50 - 2/1/52 ............................................... 3,859,554 3,425,859
3 .50% , 12/1/42 - 8/1/52 .............................................. 13,055,744 12,095,691
4 .00% , 4/1/38 - 6/1/52 ............................................... 19,081,056 18,203,562
4 .50% , 1/1/38 - 9/1/52 ............................................... 25,755,641 25,009,653
5 .00% , 12/1/37 - 4/1/53 .............................................. 7,239,242 7,212,645
5 .50% , 10/1/52 .................................................... 3,497,985 3,518,274
6 .00% , 9/1/53 ..................................................... 1,073,314 1,090,929
76,052,342
Government National Mortgage Association
2 .50% , 6/20/53 - 9/20/53 ............................................. 10,155,666 8,897,053
3 .00% , 10/20/51 - 11/20/52 ............................................ 12,596,034 11,393,580
3 .50% , 2/20/52 - 6/20/52 ............................................. 6,178,419 5,738,568
4 .00% , 11/20/52 .................................................... 4,286,081 4,087,288
4 .50% , 9/20/52 - 9/20/53 ............................................. 6,306,774 6,151,058
5 .00% , 8/20/38 - 9/20/53 ............................................. 6,514,002 6,493,229
5 .50% , 4/20/53 - 9/20/53 ............................................. 16,949,033 17,074,593
6 .00% , 7/20/53 - 9/20/53 ............................................. 8,905,725 9,058,744
6 .50% , 1/20/54 .................................................... 4,000,000 4,099,728
72,993,841
Total U.S. Government Agency Mortgages (Cost $195,535,950) 193,957,774
U.S. Treasury Obligations (40.3%)
U.S. Treasury Bonds
5 .25% , 2/15/29 .................................................... 7,000,000 7,416,719
3 .50% , 2/15/39 .................................................... 20,000,000 18,940,625
1 .13% , 5/15/40 .................................................... 6,878,000 4,437,385
1 .38% , 11/15/40 .................................................... 5,000,000 3,322,656
1 .75% , 8/15/41 .................................................... 21,000,000 14,627,812
2 .00% , 11/15/41 .................................................... 12,190,000 8,835,845
2 .38% , 2/15/42 .................................................... 10,000,000 7,687,500
3 .38% , 8/15/42 .................................................... 15,000,000 13,399,219
3 .13% , 2/15/43 .................................................... 14,000,000 11,985,313
3 .88% , 5/15/43 .................................................... 17,000,000 16,240,312
2 .88% , 5/15/43 .................................................... 2,000,000 1,644,375
4 .38% , 8/15/43 .................................................... 10,000,000 10,226,563
3 .38% , 5/15/44 .................................................... 7,000,000 6,179,688
2 .50% , 2/15/46 .................................................... 10,000,000 7,514,062
2 .75% , 8/15/47 .................................................... 500,000 390,234

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
37
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
2 .75% , 11/15/47 .................................................... $ 500,000 $ 390,078
3 .00% , 2/15/48 .................................................... 3,500,000 2,857,969
3 .38% , 11/15/48 .................................................... 7,012,000 6,122,353
1 .38% , 8/15/50 .................................................... 7,000,000 3,910,156
1 .63% , 11/15/50 .................................................... 3,000,000 1,792,031
1 .88% , 2/15/51 .................................................... 28,013,000 17,818,894
2 .00% , 8/15/51 .................................................... 27,203,000 17,813,715
4 .00% , 11/15/52 .................................................... 2,000,000 1,977,813
3 .63% , 2/15/53 .................................................... 10,000,000 9,257,813
4 .13% , 8/15/53 .................................................... 16,000,000 16,217,500
U.S. Treasury Notes
3 .00% , 7/31/24 .................................................... 7,000,000 6,916,055
0 .38% , 8/15/24 .................................................... 10,000,000 9,712,500
0 .38% , 9/15/24 .................................................... 5,000,000 4,841,406
1 .50% , 10/31/24 .................................................... 3,000,000 2,918,320
0 .75% , 11/15/24 .................................................... 10,000,000 9,649,609
4 .25% , 12/31/24 .................................................... 5,000,000 4,974,414
2 .25% , 12/31/24 .................................................... 5,000,000 4,877,148
1 .13% , 1/15/25 .................................................... 4,000,000 3,853,594
2 .63% , 4/15/25 .................................................... 8,000,000 7,803,125
2 .88% , 6/15/25 .................................................... 5,000,000 4,887,109
3 .00% , 7/15/25 .................................................... 5,000,000 4,891,406
3 .00% , 9/30/25 .................................................... 300,000 293,121
0 .38% , 11/30/25 .................................................... 3,000,000 2,786,016
4 .88% , 11/30/25 .................................................... 25,000,000 25,262,695
0 .38% , 1/31/26 .................................................... 4,000,000 3,695,313
0 .75% , 5/31/26 .................................................... 5,000,000 4,616,016
1 .50% , 8/15/26 .................................................... 2,000,000 1,872,031
1 .38% , 8/31/26 .................................................... 8,000,000 7,459,375
1 .13% , 10/31/26 .................................................... 5,000,000 4,613,281
2 .00% , 11/15/26 .................................................... 2,700,000 2,552,977
1 .88% , 2/28/27 .................................................... 15,000,000 14,066,016
2 .38% , 5/15/27 .................................................... 7,000,000 6,648,906
0 .50% , 6/30/27 .................................................... 2,500,000 2,220,508
2 .25% , 8/15/27 .................................................... 1,000,000 942,969
2 .25% , 11/15/27 .................................................... 1,700,000 1,598,398
0 .63% , 11/30/27 .................................................... 13,000,000 11,458,281
0 .75% , 1/31/28 .................................................... 10,000,000 8,817,188
2 .75% , 2/15/28 .................................................... 9,000,000 8,602,031
1 .25% , 3/31/28 .................................................... 8,000,000 7,175,625
1 .25% , 4/30/28 .................................................... 10,000,000 8,953,125
2 .88% , 5/15/28 .................................................... 4,000,000 3,835,938
1 .00% , 7/31/28 .................................................... 22,000,000 19,349,687
2 .88% , 8/15/28 .................................................... 630,000 602,880
1 .13% , 8/31/28 .................................................... 5,000,000 4,414,844
1 .25% , 9/30/28 .................................................... 10,000,000 8,863,281
3 .13% , 11/15/28 .................................................... 1,000,000 966,172
0 .88% , 1/15/29 .................................................... 609,250 583,498
2 .63% , 2/15/29 .................................................... 1,000,000 941,953
2 .38% , 3/31/29 .................................................... 18,000,000 16,716,094
2 .88% , 4/30/29 .................................................... 5,000,000 4,758,203
2 .75% , 5/31/29 .................................................... 5,000,000 4,723,438
1 .63% , 8/15/29 .................................................... 10,000,000 8,901,562
3 .50% , 1/31/30 .................................................... 10,000,000 9,785,156
4 .00% , 2/28/30 .................................................... 16,000,000 16,086,250
0 .63% , 8/15/30 .................................................... 10,485,000 8,509,233
4 .63% , 9/30/30 .................................................... 5,000,000 5,214,844
1 .13% , 2/15/31 .................................................... 15,295,000 12,771,325
1 .63% , 5/15/31 .................................................... 20,000,000 17,159,375
1 .38% , 11/15/31 .................................................... 5,128,000 4,260,246
1 .88% , 2/15/32 .................................................... 6,000,000 5,160,938
2 .88% , 5/15/32 .................................................... 9,185,000 8,516,217
2 .75% , 8/15/32 .................................................... 9,307,000 8,528,993
4 .13% , 11/15/32 .................................................... 69,500,000 70,683,672

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
38
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
3 .38% , 5/15/33 .................................................... $ 53,350,000 $ 51,232,672
3 .88% , 8/15/33 .................................................... 34,176,000 34,154,640
Total U.S. Treasury Obligations (Cost $753,965,050) 726,686,299
Commercial Paper (2.9%)
Consumer Staples (0.3%):
Sysco Corp. , 5 .64% , 1/4/24 (a) (g) ............................................ 5,000,000 4,995,497
Energy (0.2%):
Kinder Morgan Energy LP , 5 .56% , 1/2/24 (a) (g) ................................. 3,000,000 2,998,092
Financials (0.4%):
Intercontinental Exchange, Inc. , 9 .56% , 1/3/24 (a) (g) .............................. 5,000,000 4,996,020
VW Credit, Inc. , 5 .77% , 2/1/24 (a) (g) ......................................... 2,000,000 1,989,412
6,985,432
Industrials (0.2%):
Lennox International, Inc. , 5 .61% , 1/4/24 (a) (g) .................................. 4,000,000 3,996,328
Vulcan Materials Co. , 5 .61% , 1/9/24 (a) (g) ..................................... 753,000 751,740
4,748,068
Materials (0.9%):
Cabot Corp. , 11 .09% , 1/2/24 (a) (g) ........................................... 11,000,000 10,993,224
Glencore Funding LLC , 7 .76% , 1/5/24 (a) (g) .................................... 5,000,000 4,994,614
15,987,838
Utilities (0.9%):
Arizona Public Service , 5 .40% , 1/3/24 (a) (g) .................................... 2,700,000 2,697,966
Arizona Public Service , 8 .15% , 1/4/24 (a) (g) .................................... 6,000,000 5,994,573
DTE Energy Co. , 10 .86% , 1/2/24 (a) (g) ....................................... 750,000 749,548
Evergy Kansas Central , 10 .86% , 1/2/24 (a) (g) ................................... 7,000,000 6,995,780
16,437,867
Total Commercial Paper (Cost $52,176,622) 52,152,794
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (h) ........ 1,442,023 1,442,023
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (h) ............ 1,442,023 1,442,023
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (h) ............... 1,442,023 1,442,023
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (h) . 1,442,023 1,442,023
Total Collateral for Securities Loaned (Cost $5,768,092) 5,768,092
Total Investments (Cost $1,890,315,606) — 99.7% 1,800,220,163
Other assets in excess of liabilities — 0.3% 5,081,424
NET ASSETS - 100.00% $ 1,805,301,587
At December 31, 2023, the Fund's investments in foreign securities were 7.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$394,500,563 and amounted to 21.9% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2023.
(c) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2023.
(d) All or a portion of this security is on loan.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Amount represents less than 0.05% of net assets.
(g) Rate represents the effective yield at December 31, 2023.
(h) Rate disclosed is the daily yield on December 31, 2023.
ABS
—
Asset-Backed Securities
bps
—
Basis points

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
39
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2023.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2023.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of  December 31, 2023.
SOFR30A
—
30 day average of SOFR, rate disclosed as of December 31, 2023.
SOFR90A
—
90 day average of SOFR, rate disclosed as of December 31, 2023.
TSFR1M
—
1 month Term SOFR, rate disclosed as of December 31, 2023.
TSFR3M
—
3 month Term SOFR, rate disclosed as of December 31, 2023.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of December 31, 2023, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of December 31, 2023.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of December 31, 2023.

Statements of Assets and Liabilities
December 31, 2023
40
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
Short-Term Bond
ETF
VictoryShares
Core Intermediate
Bond ETF
Assets:
Investments,
at value (Cost $551,546,416 and $1,890,315,606) $ 551,353,912(a) $ 1,800,220,163(b)
Cash 5,658,114 264,166
Deposit with broker for futures contracts — 42,649
Receivables:
Interest and dividends 3,559,653 12,864,682
Capital shares issued — 2,341,228
Prepaid expenses 644 1,975
Total Assets 560,572,323 1,815,734,863
Liabilities:
Payables:
Collateral received on loaned securities 3,036,052 5,768,092
Investments purchased 5,376,159 4,110,000
Accrued expenses and other payables:
Investment advisory fees 115,270 441,825
Administration fees 24,731 74,629
Custodian fees 2,048 7,029
Compliance fees 450 1,279
Trustees' fees 1,407 3,447
Other accrued expenses 20,144 26,975
Total Liabilities 8,576,261 10,433,276
Commitments and contingencies (Note 5 )
Net Assets:
Capital 562,685,520 1,937,543,522
Total accumulated earnings/(loss) (10,689,458) (132,241,935)
Net Assets $ 551,996,062 $ 1,805,301,587
Shares outstanding (unlimited shares authorized, no par value): 11,150,000 38,550,000
Net asset value: $ 49.51 $ 46.83
(a) Includes $2,944,261 of securities on loan.
(b) Includes $5,548,313 of securities on loan.

Statements of Operations
For the Six Months Ended December 31, 2023
41
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
Short-Term Bond
ETF
VictoryShares Core
Intermediate Bond
ETF
Investment Income:
Interest $ 14,066,363 $ 30,522,535
Securities lending (net of fees) 10,477 45,178
Total Income 14,076,840 30,567,713
Expenses:
Investment advisory fees 675,419 2,342,283
Administration fees 150,115 433,946
Sub-Administration fees 10,774 13,279
Custodian fees 13,662 35,102
Trustees' fees 18,766 51,262
Compliance fees 2,480 6,994
Legal and audit fees 25,765 61,962
Line of credit fees 141 752
Other expenses 31,677 50,948
Recoupment of prior expenses waived/reimbursed by Adviser 4,498 —
Total Expenses 933,297 2,996,528
Net Investment Income (Loss) 13,143,543 27,571,185
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (4,152,830) (15,069,084)
Net change in unrealized appreciation/depreciation on investment securities 13,169,458 54,090,050
Net realized/unrealized gains (losses) on investments 9,016,628 39,020,966
Change in net assets resulting from operations $ 22,160,171 $ 66,592,151

42
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Short-Term Bond
ETF
VictoryShares Core Intermediate
Bond ETF
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 13,143,543 $ 15,360,377 $ 27,571,185 $ 38,303,923
Net realized gains (losses) (4,152,830) (3,336,317) (15,069,084) (24,741,872)
Net change in unrealized appreciation/depreciation 13,169,458 2,494,191 54,090,050 (11,754,614)
Change in net assets resulting from operations 22,160,171 14,518,251 66,592,151 1,807,437
Change in net assets resulting from distributions to shareholders (15,230,935) (14,792,050) (30,834,897) (36,829,925)
Change in net assets resulting from capital transactions 22,313,341 163,290,349 311,864,042 256,495,140
Change in net assets 29,242,577 163,016,550 347,621,296 221,472,652
Net Assets:
Beginning of period 522,753,485 359,736,935 1,457,680,291 1,236,207,639
End of period $ 551,996,062 $ 522,753,485 $ 1,805,301,587 $ 1,457,680,291
Capital Transactions:
Proceeds from shares issued $ 49,036,979 $ 185,298,243 $ 311,864,042 $ 290,534,658
Cost of shares redeemed (26,723,638) (22,007,894) — (34,039,518)
Change in net assets resulting from capital transactions $ 22,313,341 $ 163,290,349 $ 311,864,042 $ 256,495,140
Share Transactions:
Issued 1,000,000 3,800,000 6,850,000 6,250,000
Redeemed (550,000) (450,000) — (750,000)
Change in Shares 450,000 3,350,000 6,850,000 5,500,000

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
43
See notes to financial statements.
VictoryShares Short-Term Bond ETF
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $48.86 $48.94 $51.87 $51.22 $50.65 $49.50
Investment Activities:
Net investment income (loss)(b) 1.20 1.77 0.86 0.84 1.10 1.37
Net realized and unrealized gains (losses) 0.84 (0.17) (2.78) 0.93 0.48 1.13
Total from Investment Activities 2.04 1.60 (1.92) 1.77 1.58 2.50
Distributions to Shareholders from:
Net investment income (1.39) (1.68) (0.84) (0.90) (1.01) (1.35)
Net realized gains — — (0.17) (0.22) — —
Total Distributions (1.39) (1.68) (1.01) (1.12) (1.01) (1.35)
Net Asset Value, End of Period $49.51 $48.86 $48.94 $51.87 $51.22 $50.65
Total Return(c)(d) 4.23% 3.32% (3.73)% 3.48% 3.17% 5.11%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.35% 0.35% 0.32%(g) 0.34%(h) 0.35% 0.35%
Net Investment Income (Loss)(e) 4.86% 3.63% 1.70% 1.62% 2.62% 2.75%
Gross Expenses(e)(f) 0.35% 0.35% 0.36% 0.37% 0.44% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $551,996 $522,753 $359,737 $272,296 $105,000 $83,573
Portfolio Turnover(c)(i) 38% 53% 67% 80% 72%(j) 30%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher.
(h) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(i) Excludes impact of in-kind transactions.
(j) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
44
See notes to financial statements.
VictoryShares Core Intermediate Bond ETF
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $45.98 $47.18 $53.71 $53.67 $52.48 $48.61
Investment Activities:
Net investment income (loss)(b) 0.80 1.31 0.89 1.08 1.21 1.62
Net realized and unrealized gains (losses) 0.94 (1.26) (6.37) 0.27 1.12 3.81
Total from Investment Activities 1.74 0.05 (5.48) 1.35 2.33 5.43
Distributions to Shareholders from:
Net investment income (0.89) (1.25) (0.92) (1.11) (1.14) (1.56)
Net realized gains — — (0.13) (0.20) — —
Total Distributions (0.89) (1.25) (1.05) (1.31) (1.14) (1.56)
Net Asset Value, End of Period $46.83 $45.98 $47.18 $53.71 $53.67 $52.48
Total Return(c)(d) 3.84% 0.13% (10.35)% 2.55% 4.52% 11.37%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.38% 0.38% 0.39% 0.37%(g) 0.38%(h) 0.39%
Net Investment Income (Loss)(e) 3.53% 2.83% 1.74% 2.01% 2.80% 3.27%
Gross Expenses(e)(f) 0.38% 0.38% 0.39% 0.41% 0.42% 0.44%
Supplemental Data:
Net Assets at end of period (000's) $1,805,302 $1,457,680 $1,236,208 $894,333 $450,789 $314,856
Portfolio Turnover(c)(i) 11% 23% 24% 16% 13% 3%(j)
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h)
Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher for the ten months ended June 30,
2020.
(i) Excludes impact of in-kind transactions.
(j) Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Notes to Financial Statements
December 31, 2023
Victory Portfolios II
45
(Unaudited)
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 27 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following two Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares (“Shares”)
at net asset value (“NAV”) only in aggregations of 50,000 shares, (each a “Creation Unit”). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment
(the “Cash Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i)
a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing
Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized
Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit
Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of
Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Funds (Legal Name) Funds (Short Name)
VictoryShares Short-Term Bond ETF Short-Term Bond ETF
VictoryShares Core Intermediate Bond ETF Core Intermediate Bond ETF
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
Short-Term Bond ETF .................................................. $ 100 2.00%
Core Intermediate Bond ETF ............................................. 100 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
46
(Unaudited)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the Board.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of December 31, 2023, there were no significant transfers into/out of Level 3.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds makes
Level 1 Level 2 Level 3 Total
Short-Term Bond ETF
Asset-Backed Securities ...................... $ — $ 196,576,346 $ — $ 196,576,346
Collateralized Loan Obligations ................ — 4,004,734 — 4,004,734
Collateralized Mortgage Obligations ............. — 25,416,097 — 25,416,097
Senior Secured Loans ........................ — 2,227,372 — 2,227,372
Corporate Bonds ........................... — 179,421,138 — 179,421,138
Yankee Dollars ............................ — 23,707,633 — 23,707,633
Municipal Bonds ........................... — 6,396,092 — 6,396,092
U.S. Government Agency Mortgages ............. — 1,927,218 — 1,927,218
U.S. Treasury Obligations ..................... — 44,874,024 — 44,874,024
Commercial Paper .......................... — 63,767,206 — 63,767,206
Collateral for Securities Loaned ................ 3,036,052 — — 3,036,052
Total .................................... $ 3,036,052 $ 548,317,860 $ — $ 551,353,912
Core Intermediate Bond ETF
Asset-Backed Securities ...................... — 191,085,139 — 191,085,139
Collateralized Mortgage Obligations ............. — 70,121,704 — 70,121,704
Corporate Bonds ........................... — 424,545,472 — 424,545,472
Yankee Dollars ............................ — 113,716,308 — 113,716,308
Municipal Bonds ........................... — 22,186,581 — 22,186,581
U.S. Government Agency Mortgages ............. — 193,957,774 — 193,957,774
U.S. Treasury Obligations ..................... — 726,686,299 — 726,686,299
Commercial Paper .......................... — 52,152,794 — 52,152,794
Collateral for Securities Loaned ................ 5,768,092 — — 5,768,092
Total .................................... $ 5,768,092 $ 1,794,452,071 $ — $ 1,800,220,163

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
47
(Unaudited)
the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Collateralized Loan Obligations (“CLOs”):
CLOs are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches) and can be equity or debt with specific adjustable or fixed interest rates and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
48
(Unaudited)
on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2023.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the six months ended December 31, 2023, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Short-Term Bond ETF ............................................. $ 2,944,261 $ — $ 3,036,052
Core Intermediate Bond ETF ........................................ 5,548,313 — 5,768,092

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
49
(Unaudited)
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended December 31, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically
Excluding U.S. Government Securities U.S. Government Securities
Purchases Sales Purchases Sales
Short-Term Bond ETF ............................... $ 144,212,440 $ 197,664,024 $ 40,682,513 $ 7,060,034
Core Intermediate Bond ETF .......................... 94,506,755 66,439,326 361,258,321 108,068,312
Short-Term Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.0
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.6
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.6
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.2
Core Intermediate Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.9
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15.5
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.2
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0
Flat Rate
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
50
(Unaudited)
allocated to the Funds. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios III (collectively, the “Victory
Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Foreside Fund Services, LLC serves as the Funds’ distributor.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business are excluded from the expense limits. As of December 31, 2023, the expense limits (excluding voluntary waivers) are as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2023.
For the six months ended December 31, 2023, the following recoupment amounts were paid to the Adviser.
As of December 31, 2023, the Funds had no amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2023.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Debt Securities or Bond Risk —  The Funds are subject to the risk that the market value of the bonds in the Funds’ portfolios will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond’s sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Should the U.S. Federal Reserve raise interest rates, the Funds may be subject to risks associated with rising interest rates. The fixed-income securities in the Funds’ portfolios also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return.
In Effect Until
October 31, 2024
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Amount
Short-Term Bond ETF ................................................................................. $ 4,498

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
51
(Unaudited)
High-Yield Bond Risk — Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns and financial setbacks or liquidity events. The Funds’ values could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest, and they carry a greater risk that the issuer of such securities will default on the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Funds may lose their entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment-grade debt securities, and the overreliance on credit ratings may present additional risks.
Asset-Backed and Mortgage-Backed Securities Risk — Mortgage- and asset-backed securities (“MBS” or “ABS,” respectively) differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. MBS and ABS are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier than expected due to changes in prepayment rates on underlying loans. As a result, the Funds may reinvest these early payments at lower interest rates, thereby reducing the Funds’ income. These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. The value of MBS can be impacted by factors affecting the housing market, and MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool. The liquidity of non-agency or privately issued ABS or MBS securities, in particular those that are rated as non-investment grade, may change dramatically over time.
LIBOR Discontinuation Risk — The terms of some floating rate loans and other instruments that were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark have recently transitioned from, or continue to be tied to USD LIBOR synthetic rates that continue to be published until September
30, 2024. Secured Overnight Financing Rate (SOFR) has largely been used as a new reference rate for new instruments. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the six months ended December 31, 2023.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
Amount
Outstanding at
December 31,
2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Short-Term Bond ETF ..................................... $ — $ 1,809,000 6.36% $ 1,809,000

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
52
(Unaudited)
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended June 30, 2023, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Declared Paid
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Short-Term
Amount
Long-Term
Amount Total
Short-Term Bond ETF .................................................. $ (1,927,716) $ (3,992,657) $ (5,920,373)
Core Intermediate Bond ETF ............................................. (6,041,475) (21,498,835) (27,540,310)

Victory Portfolios II
53
(Unaudited)
Supplemental Information — continued
December 31, 2023
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863. Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs,  and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, through December 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
Short-Term Bond ETF .................... $ 1,000.00 $ 1,042.30 $ 1,023.38 $ 1.80 $ 1.78 0.35%
Core Intermediate Bond ETF ............... 1,000.00 1,038.40 1,023.23 1.95 1.93 0.38%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios II
54
(Unaudited)
Supplemental Information — continued
December 31, 2023
Considerations of the Board in Continuing the Investment Advisory Agreements (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2023.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 17, 2023 and December 5, 2023. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board noted that each Fund assumed the performance of its predecessor fund, that the Adviser became the investment adviser to each Fund on February 26, 2019, and that prior to that date each predecessor fund was managed by a different investment adviser.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
Total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
The fact that the Funds are actively managed exchange-traded funds (“ETFs”);
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Trust and the Adviser.
The Board reviewed each Fund’s current management fee in the context of the Adviser’s business and services with respect to each Fund and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable ETFs compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors.
The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board also found that each Fund’s net annual expense ratio was reasonable as compared with each Fund’s respective peer group. The Board considered the Adviser’s contractual agreement with each Fund to waive its fees and reimburse expenses for a specified period of time, as described in the Fund’s prospectus.

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
55
(Unaudited)
The Board reviewed each Fund’s performance over the one- and three-year periods against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index is gross returns.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
VictoryShares Short-Term Bond ETF:
Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares Core Intermediate Bond ETF:
Noting that the Fund commenced operations in 2017, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same period and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Funds’ shareholders, particularly in light of the nature of the Funds and the services required to support the Funds; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Funds; and (iii) the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies, to the extent applicable;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds;
The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Portfolios II
56
(Unaudited)
Supplemental Information — continued
December 31, 2023
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
57
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
58
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VS-BOND-ETF-SAR (12/23)

December 31, 2023
Semi Annual Report
VictoryShares US Value Momentum ETF
VictoryShares US Small Mid Cap Value Momentum ETF
VictoryShares International Value Momentum ETF
VictoryShares Emerging Markets Value Momentum ETF

vcm.com
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Victory
Portfolios II
1
Investment Objectives and Portfolio Holdings 3
Schedules of Portfolio Investments
VictoryShares US Value Momentum ETF
7
VictoryShares US Small Mid Cap Value Momentum ETF
10
VictoryShares International Value Momentum ETF
16
VictoryShares Emerging Markets Value Momentum ETF
24
Financial Statements
Statements of Assets and Liabilities
31
Statements of Operations
33
Statements of Changes in Net Assets
35
Financial Highlights
37
Notes to Financial Statements 41
Supplemental Information
Proxy Voting and Portfolio Holdings Information
51
Expense Examples
51
Advisory Contract Approval
52
Privacy Policy
55

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Foreside Fund Services, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

3
Victory Portfolios II
VictoryShares US Value Momentum ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq
Victory US Value Momentum Index.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Berkshire Hathaway, Inc., Class B
1.4%
The TJX Cos., Inc.
1.3%
Walmart, Inc.
1.2%
International Business Machines Corp.
1.2%
Cencora, Inc.
1.2%
The Kraft Heinz Co.
1.2%
Laboratory Corp. of America Holdings
1.1%
Cboe Global Markets, Inc.
1.1%
CME Group, Inc.
1.1%
Consolidated Edison, Inc.
1.1%
Health Care
16.4%
Financials
13.9%
Industrials
13.8%
Real Estate
12.0%
Information Technology
10.5%
Consumer Discretionary
7.9%
Consumer Staples
6.5%
Materials
6.3%
Utilities
5.9%
Energy
3.2%

4
Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq
Victory US Small Mid Cap Value Momentum Index.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Golub Capital BDC, Inc.
0.7%
Old Republic International Corp.
0.6%
Science Applications International Corp.
0.6%
CACI International, Inc., Class A
0.6%
MSC Industrial Direct Co., Inc.
0.6%
Prestige Consumer Healthcare, Inc.
0.6%
Graham Holdings Co., Class B
0.6%
Henry Schein, Inc.
0.5%
MGIC Investment Corp.
0.5%
Insight Enterprises, Inc.
0.5%
Industrials
17.7%
Health Care
15.3%
Financials
15.3%
Consumer Discretionary
14.6%
Information Technology
10.9%
Energy
6.5%
Real Estate
6.3%
Materials
5.5%
Consumer Staples
3.0%
Communication Services
2.4%

5
Victory Portfolios II
VictoryShares International Value Momentum ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq
Victory International Value Momentum Index.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Henkel AG & Co. KGaA, Preference Shares
1.0%
Orange SA
1.0%
Investor AB, Class B
1.0%
ACS Actividades de Construccion y Servicios SA
0.9%
Industrivarden AB, Class C
0.9%
Industrial Bank of Korea
0.8%
Engie SA
0.8%
Tesco PLC
0.8%
Vivendi SE
0.8%
Bollore SE
0.8%
Financials
21.6%
Industrials
17.3%
Consumer Discretionary
9.4%
Consumer Staples
8.4%
Materials
8.0%
Communication Services
8.0%
Health Care
6.8%
Real Estate
6.7%
Utilities
4.5%
Energy
4.3%

6
Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq
Victory Emerging Market Value Momentum Index.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
ITC Ltd.
1.3%
Pou Chen Corp.
1.2%
Larsen & Toubro Ltd.
1.2%
NTPC Ltd.
1.2%
Powertech Technology, Inc.
1.1%
Catcher Technology Co. Ltd.
1.1%
Coca-Cola Femsa SAB de CV
1.1%
Dr. Reddy's Laboratories Ltd.
1.1%
Fomento Economico Mexicano SAB de CV
1.1%
PT Indofood Sukses Makmur Tbk
1.0%
Financials
19.5%
Information Technology
17.8%
Industrials
10.7%
Consumer Discretionary
9.1%
Health Care
8.4%
Utilities
8.0%
Consumer Staples
7.2%
Real Estate
6.2%
Materials
5.6%
Energy
4.1%

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares US Value Momentum ETF
7
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (3.0%):
Alphabet, Inc. , Class A (a) ................................................. 8,689 $ 1,213,766
Comcast Corp. , Class A .................................................. 31,530 1,382,590
Fox Corp. , Class A ...................................................... 47,355 1,405,023
Meta Platforms, Inc. , Class A (a) ............................................ 3,035 1,074,269
5,075,648
Consumer Discretionary (7.9%):
Best Buy Co., Inc. ...................................................... 17,385 1,360,898
D.R. Horton, Inc. ....................................................... 8,964 1,362,349
Deckers Outdoor Corp. (a) ................................................. 1,416 946,497
Ford Motor Co. ........................................................ 91,915 1,120,444
General Motors Co. ..................................................... 31,556 1,133,491
Lennar Corp. , Class A .................................................... 9,273 1,382,048
NVR, Inc. (a) .......................................................... 225 1,575,101
PulteGroup, Inc. ........................................................ 12,434 1,283,437
Royal Caribbean Cruises Ltd. (a) ............................................ 8,485 1,098,723
The TJX Cos., Inc. ...................................................... 23,585 2,212,509
13,475,497
Consumer Staples (6.5%):
Bunge Global SA ....................................................... 12,339 1,245,622
Molson Coors Beverage Co. , Class B ......................................... 23,591 1,444,005
The Kraft Heinz Co. ..................................................... 55,343 2,046,584
The Kroger Co. ........................................................ 38,579 1,763,446
Tyson Foods, Inc. , Class A ................................................ 23,271 1,250,817
Walgreens Boots Alliance, Inc. ............................................. 48,684 1,271,139
Walmart, Inc. .......................................................... 13,218 2,083,818
11,105,431
Energy (3.2%):
Diamondback Energy, Inc. ................................................ 7,806 1,210,554
Marathon Oil Corp. ..................................................... 36,343 878,047
Marathon Petroleum Corp. ................................................ 7,502 1,112,997
Phillips 66 ............................................................ 9,347 1,244,460
Valero Energy Corp. ..................................................... 8,380 1,089,400
5,535,458
Financials (13.9%):
Aflac, Inc. ............................................................ 20,635 1,702,387
American International Group, Inc. .......................................... 19,126 1,295,787
Arch Capital Group Ltd. (a) ................................................ 15,290 1,135,588
Berkshire Hathaway, Inc. , Class B (a) ......................................... 6,855 2,444,904
Capital One Financial Corp. ............................................... 9,588 1,257,179
Cboe Global Markets, Inc. ................................................ 10,396 1,856,310
Citigroup, Inc. ......................................................... 30,024 1,544,435
CME Group, Inc. ....................................................... 8,800 1,853,280
Everest Group Ltd. ...................................................... 3,222 1,139,235
First Citizens Bancshares, Inc. , Class A ....................................... 299 424,272
JPMorgan Chase & Co. .................................................. 10,284 1,749,308
Loews Corp. .......................................................... 25,806 1,795,840
Markel Group, Inc. (a) .................................................... 960 1,363,104
Synchrony Financial ..................................................... 34,039 1,299,949
The Bank of New York Mellon Corp. ......................................... 27,773 1,445,585
Wells Fargo & Co. ...................................................... 27,525 1,354,780
23,661,943
Health Care (16.4%):
Becton Dickinson & Co. .................................................. 6,649 1,621,226
Cardinal Health, Inc. .................................................... 14,659 1,477,627
Cencora, Inc. .......................................................... 10,029 2,059,756
Centene Corp. (a) ....................................................... 16,034 1,189,883
CVS Health Corp. ...................................................... 18,441 1,456,101
Eli Lilly & Co. ......................................................... 1,779 1,037,015

Victory Portfolios II
VictoryShares US Value Momentum ETF
8
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Gilead Sciences, Inc. .................................................... 21,103 $ 1,709,554
Hologic, Inc. (a) ........................................................ 22,222 1,587,762
Humana, Inc. .......................................................... 2,342 1,072,191
Laboratory Corp. of America Holdings ........................................ 8,267 1,879,007
McKesson Corp. ....................................................... 3,329 1,541,260
Moderna, Inc. (a) ....................................................... 9,248 919,714
Molina Healthcare, Inc. (a) ................................................ 3,207 1,158,721
Pfizer, Inc. ............................................................ 48,441 1,394,616
Quest Diagnostics, Inc. ................................................... 12,850 1,771,758
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,676 1,472,014
STERIS PLC .......................................................... 6,809 1,496,959
The Cigna Group ....................................................... 4,465 1,337,044
The Cooper Cos., Inc. .................................................... 4,737 1,792,670
27,974,878
Industrials (13.8%):
Builders FirstSource, Inc. (a) ............................................... 5,464 912,160
Carrier Global Corp. ..................................................... 21,193 1,217,538
Copart, Inc. (a) ......................................................... 29,667 1,453,683
Eaton Corp. PLC ....................................................... 5,227 1,258,766
Expeditors International of Washington, Inc. .................................... 12,387 1,575,626
FedEx Corp. .......................................................... 5,143 1,301,025
General Electric Co. ..................................................... 11,293 1,441,325
Jacobs Solutions, Inc. .................................................... 10,910 1,416,118
Lennox International, Inc. ................................................. 2,817 1,260,664
PACCAR, Inc. ......................................................... 15,631 1,526,367
Parker-Hannifin Corp. ................................................... 2,689 1,238,822
Snap-on, Inc. .......................................................... 5,202 1,502,546
Stanley Black & Decker, Inc. .............................................. 10,716 1,051,240
Textron, Inc. .......................................................... 17,395 1,398,906
Uber Technologies, Inc. (a) ................................................ 15,981 983,950
United Rentals, Inc. ..................................................... 1,826 1,047,065
Watsco, Inc. ........................................................... 3,046 1,305,120
Westinghouse Air Brake Technologies Corp. .................................... 12,797 1,623,939
23,514,860
Information Technology (10.5%):
Adobe, Inc. (a) ......................................................... 1,684 1,004,674
Akamai Technologies, Inc. (a) .............................................. 12,679 1,500,560
Broadcom, Inc. ........................................................ 1,064 1,187,690
Dell Technologies, Inc. , Class C ............................................ 11,512 880,668
Fair Isaac Corp. (a) ...................................................... 1,145 1,332,791
Hewlett Packard Enterprise Co. ............................................. 62,191 1,056,003
HP, Inc. .............................................................. 44,005 1,324,110
Intel Corp. ............................................................ 18,419 925,555
International Business Machines Corp. ........................................ 12,638 2,066,945
Jabil, Inc. ............................................................ 7,449 949,003
KLA Corp. ........................................................... 1,731 1,006,230
Micron Technology, Inc. .................................................. 11,884 1,014,181
Microsoft Corp. ........................................................ 3,497 1,315,012
NVIDIA Corp. ......................................................... 1,464 725,002
Skyworks Solutions, Inc. ................................................. 11,710 1,316,438
Super Micro Computer, Inc. (a) ............................................. 1,481 420,989
18,025,851
Materials (6.3%):
Celanese Corp. ......................................................... 7,546 1,172,422
DuPont de Nemours, Inc. ................................................. 19,017 1,462,978
LyondellBasell Industries NV , Class A ........................................ 15,014 1,427,531
Nucor Corp. ........................................................... 6,331 1,101,847
Packaging Corp. of America ............................................... 7,854 1,279,495
Reliance Steel & Aluminum Co. ............................................ 4,774 1,335,192
Steel Dynamics, Inc. ..................................................... 8,070 953,067
The Mosaic Co. ........................................................ 24,178 863,880

Victory Portfolios II
VictoryShares US Value Momentum ETF
9
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Westlake Corp. ........................................................ 8,563 $ 1,198,478
10,794,890
Real Estate (12.0%):
Alexandria Real Estate Equities, Inc. ......................................... 9,048 1,147,015
American Homes 4 Rent , Class A ........................................... 41,526 1,493,275
AvalonBay Communities, Inc. .............................................. 9,065 1,697,149
CBRE Group, Inc. , Class A (a) .............................................. 14,501 1,349,898
Digital Realty Trust, Inc. .................................................. 7,067 951,077
Equity Residential ...................................................... 27,597 1,687,832
Essex Property Trust, Inc. ................................................. 6,606 1,637,892
Host Hotels & Resorts, Inc. ................................................ 67,101 1,306,456
Iron Mountain, Inc. ..................................................... 23,849 1,668,953
Simon Property Group, Inc. ............................................... 10,545 1,504,139
Ventas, Inc. ........................................................... 26,582 1,324,847
VICI Properties, Inc. .................................................... 54,492 1,737,205
Welltower, Inc. ......................................................... 15,417 1,390,151
Weyerhaeuser Co. ...................................................... 47,493 1,651,332
20,547,221
Utilities (5.9%):
Consolidated Edison, Inc. ................................................. 20,056 1,824,494
Edison International ..................................................... 22,507 1,609,026
Entergy Corp. ......................................................... 15,565 1,575,022
Evergy, Inc. ........................................................... 30,669 1,600,922
Exelon Corp. .......................................................... 46,013 1,651,867
PPL Corp. ............................................................ 67,040 1,816,784
10,078,115
Total Common Stocks (Cost $154,167,617) 169,789,792
Total Investments (Cost $154,167,617) — 99.4% 169,789,792
Other assets in excess of liabilities — 0.6% 972,905
NET ASSETS - 100.00% $ 170,762,697
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 3 3/15/24 $ 706,499 $ 723,000 $ 16,501
Total unrealized appreciation $ 16,501
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 16,501

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
10
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.6%)
Communication Services (2.4%):
Frontier Communications Parent, Inc. (a) ...................................... 16,656 $ 422,063
GCI Liberty, Inc (a) (b) .................................................... 4,908 49
IAC, Inc. (a) ........................................................... 13,939 730,125
Liberty Latin America Ltd. , Class C (a) ........................................ 75,733 555,880
News Corp. , Class A ..................................................... 44,535 1,093,334
Nexstar Media Group, Inc. ................................................ 4,677 733,120
Sphere Entertainment Co. (a) ............................................... 12,197 414,210
Yelp, Inc. (a) ........................................................... 18,363 869,305
Ziff Davis, Inc. (a) ....................................................... 13,515 908,073
5,726,159
Consumer Discretionary (14.6%):
Abercrombie & Fitch Co. (a) ............................................... 5,499 485,122
Adtalem Global Education, Inc. (a) ........................................... 12,371 729,270
American Axle & Manufacturing Holdings, Inc. (a) ............................... 80,729 711,222
American Eagle Outfitters, Inc. ............................................. 28,880 611,101
Asbury Automotive Group, Inc. (a) ........................................... 3,085 694,032
AutoNation, Inc. (a) ..................................................... 5,146 772,826
BorgWarner, Inc. ....................................................... 22,347 801,140
Century Communities, Inc. ................................................ 10,417 949,405
Dillard's, Inc. , Class A (c) ................................................. 1,809 730,203
Foot Locker, Inc. ....................................................... 13,756 428,499
Graham Holdings Co. , Class B ............................................. 1,910 1,330,353
Green Brick Partners, Inc. (a) ............................................... 10,920 567,185
Group 1 Automotive, Inc. ................................................. 2,766 842,911
Guess?, Inc. ........................................................... 23,653 545,438
KB Home ............................................................ 14,397 899,237
Kohl's Corp. .......................................................... 19,035 545,924
Levi Strauss & Co. , Class A ............................................... 43,964 727,165
Lithia Motors, Inc. ...................................................... 2,532 833,737
M/I Homes, Inc. (a) ...................................................... 7,057 972,031
Macy's, Inc. ........................................................... 33,850 681,062
MDC Holdings, Inc. ..................................................... 17,482 965,880
Meritage Homes Corp. ................................................... 5,145 896,259
Modine Manufacturing Co. (a) .............................................. 8,549 510,375
Mohawk Industries, Inc. (a) ................................................ 8,340 863,190
Murphy USA, Inc. ...................................................... 3,230 1,151,689
Patrick Industries, Inc. ................................................... 8,836 886,693
Penske Automotive Group, Inc. ............................................. 5,514 885,052
PVH Corp. ........................................................... 5,881 718,188
Ralph Lauren Corp. ..................................................... 7,078 1,020,648
Signet Jewelers Ltd. ..................................................... 6,386 684,962
Skechers USA, Inc. , Class A (a) ............................................. 14,210 885,851
Sonic Automotive, Inc. , Class A ............................................ 11,364 638,770
Stride, Inc. (a) .......................................................... 12,418 737,257
Taylor Morrison Home Corp. (a) ............................................ 17,310 923,489
The Goodyear Tire & Rubber Co. (a) ......................................... 36,965 529,339
The ODP Corp. (a) ...................................................... 17,252 971,288
Thor Industries, Inc. ..................................................... 6,919 818,172
Toll Brothers, Inc. ...................................................... 9,579 984,625
Tri Pointe Homes, Inc. (a) ................................................. 24,841 879,371
Under Armour, Inc. , Class A (a) ............................................. 75,678 665,210
Upbound Group, Inc. .................................................... 23,072 783,756
Urban Outfitters, Inc. (a) .................................................. 16,856 601,591
Williams-Sonoma, Inc. ................................................... 3,526 711,476
Winnebago Industries, Inc. ................................................ 11,702 852,842
Worthington Enterprises, Inc. .............................................. 9,416 541,891
34,965,727
Consumer Staples (3.0%):
BellRing Brands, Inc. (a) .................................................. 18,149 1,005,999
Cal-Maine Foods, Inc. ................................................... 16,328 937,064

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
11
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
elf Beauty, Inc. (a) ....................................................... 3,943 $ 569,133
Inter Parfums, Inc. ...................................................... 5,567 801,704
Spectrum Brands Holdings, Inc. ............................................ 13,443 1,072,348
Sprouts Farmers Market, Inc. (a) ............................................ 20,722 996,935
The Andersons, Inc. ..................................................... 14,809 852,110
The Vita Coco Co., Inc. (a) ................................................ 16,416 421,070
United Natural Foods, Inc. (a) .............................................. 31,936 518,321
7,174,684
Energy (6.5%):
Archrock, Inc. ......................................................... 53,208 819,403
California Resources Corp. ................................................ 18,826 1,029,406
Callon Petroleum Co. (a) .................................................. 18,516 599,918
Chesapeake Energy Corp. ................................................. 11,988 922,357
Chord Energy Corp. ..................................................... 5,351 889,497
Civitas Resources, Inc. ................................................... 9,860 674,227
CNX Resources Corp. (a) ................................................. 44,542 890,840
Comstock Resources, Inc. (c) ............................................... 53,905 477,059
CONSOL Energy, Inc. ................................................... 5,639 566,889
Dorian LPG Ltd. ....................................................... 13,613 597,202
Gulfport Energy Corp. (a) ................................................. 5,018 668,398
Helix Energy Solutions Group, Inc. (a) ........................................ 73,349 754,028
HF Sinclair Corp. ....................................................... 14,193 788,705
International Seaways, Inc. ................................................ 14,876 676,560
PBF Energy, Inc. , Class A ................................................. 13,739 603,966
Peabody Energy Corp. ................................................... 31,087 756,036
Permian Resources Corp. ................................................. 46,506 632,482
SM Energy Co. ........................................................ 15,403 596,404
Southwestern Energy Co. (a) ............................................... 105,068 688,195
Tidewater, Inc. (a) ....................................................... 8,742 630,386
Transocean Ltd. (a) ...................................................... 76,617 486,518
Weatherford International PLC (a) ........................................... 7,452 729,029
15,477,505
Financials (15.3%):
Ally Financial, Inc. ...................................................... 23,827 832,039
Apollo Commercial Real Estate Finance, Inc. ................................... 69,695 818,219
Associated Banc-Corp. ................................................... 36,652 783,986
Assured Guaranty Ltd. ................................................... 16,393 1,226,688
B Riley Financial, Inc. ................................................... 17,197 360,965
Bread Financial Holdings, Inc. ............................................. 20,347 670,230
Brighthouse Financial, Inc. (a) .............................................. 13,550 717,066
Chimera Investment Corp. ................................................ 131,843 657,897
CNO Financial Group, Inc. ................................................ 34,491 962,299
Corebridge Financial, Inc. ................................................. 35,188 762,172
Customers Bancorp, Inc. (a) ................................................ 7,799 449,378
Donnelley Financial Solutions, Inc. (a) ........................................ 15,360 958,003
Enova International, Inc. (a) ................................................ 15,109 836,434
Enstar Group Ltd. (a) .................................................... 4,015 1,181,815
Essent Group Ltd. ...................................................... 24,044 1,268,081
Federal Agricultural Mortgage Corp. , Class C ................................... 5,390 1,030,676
Genworth Financial, Inc. (a) ................................................ 106,026 708,254
Golub Capital BDC, Inc. .................................................. 104,351 1,575,700
Invesco Ltd. ........................................................... 57,305 1,022,321
Jackson Financial, Inc. , Class A ............................................. 11,855 606,976
Jefferies Financial Group, Inc. .............................................. 26,632 1,076,199
Lincoln National Corp. ................................................... 24,080 649,438
MFA Financial, Inc. ..................................................... 70,357 792,923
MGIC Investment Corp. .................................................. 66,320 1,279,313
Mr. Cooper Group, Inc. (a) ................................................. 15,278 994,903
Navient Corp. ......................................................... 50,555 941,334
New York Community Bancorp, Inc. ......................................... 47,970 490,733
NMI Holdings, Inc. , Class A (a) ............................................. 36,530 1,084,210
Old Republic International Corp. ............................................ 48,757 1,433,456

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
12
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
OneMain Holdings, Inc. .................................................. 18,945 $ 932,094
PennyMac Financial Services, Inc. .......................................... 10,109 893,332
Primerica, Inc. ......................................................... 5,435 1,118,306
PROG Holdings, Inc. (a) .................................................. 20,381 629,977
Radian Group, Inc. ...................................................... 43,654 1,246,322
Reinsurance Group of America, Inc. ......................................... 6,607 1,068,881
Remitly Global, Inc. (a) ................................................... 19,842 385,332
Rithm Capital Corp. ..................................................... 102,303 1,092,596
Stewart Information Services Corp. .......................................... 18,704 1,098,860
Tradeweb Markets, Inc. , Class A ............................................ 9,881 897,985
Unum Group .......................................................... 20,876 944,013
36,479,406
Health Care (15.3%):
ACADIA Pharmaceuticals, Inc. (a) ........................................... 21,844 683,936
AdaptHealth Corp. (a) .................................................... 45,869 334,385
Amphastar Pharmaceuticals, Inc. (a) .......................................... 9,412 582,132
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 2,326 751,042
Bridgebio Pharma, Inc. (a) ................................................. 10,833 437,328
Chemed Corp. ......................................................... 2,112 1,234,992
Corcept Therapeutics, Inc. (a) .............................................. 21,426 695,916
CorVel Corp. (a) ........................................................ 4,541 1,122,581
Cymabay Therapeutics, Inc. (a) ............................................. 17,524 413,917
DaVita, Inc. (a) ......................................................... 6,225 652,131
Dynavax Technologies Corp. (a) ............................................. 56,526 790,233
Encompass Health Corp. .................................................. 16,758 1,118,094
Enovis Corp. (a) ........................................................ 18,558 1,039,619
Exelixis, Inc. (a) ........................................................ 42,423 1,017,728
Glaukos Corp. (a) ....................................................... 9,928 789,177
Haemonetics Corp. (a) .................................................... 11,675 998,329
HealthEquity, Inc. (a) .................................................... 9,874 654,646
Henry Schein, Inc. (a) .................................................... 17,214 1,303,272
Ideaya Biosciences, Inc. (a) ................................................ 12,155 432,475
Immunovant, Inc. (a) ..................................................... 7,949 334,891
Integer Holdings Corp. (a) ................................................. 9,254 916,886
Krystal Biotech, Inc. (a) ................................................... 4,365 541,522
Ligand Pharmaceuticals, Inc. (a) ............................................. 13,096 935,316
Maravai LifeSciences Holdings, Inc. , Class A (a) ................................. 73,515 481,523
Medpace Holdings, Inc. (a) ................................................ 2,298 704,406
MoonLake Immunotherapeutics (a) (c) ........................................ 7,083 427,742
NeoGenomics, Inc. (a) .................................................... 23,464 379,648
Nuvalent, Inc. , Class A (a) ................................................. 5,624 413,870
Organon & Co. ........................................................ 61,074 880,687
Owens & Minor, Inc. (a) .................................................. 17,711 341,291
Pediatrix Medical Group, Inc. (a) ............................................ 79,706 741,266
Perrigo Co. PLC ....................................................... 28,801 926,816
Premier, Inc. , Class A .................................................... 37,013 827,611
Prestige Consumer Healthcare, Inc. (a) ........................................ 21,749 1,331,474
QuidelOrtho Corp. (a) .................................................... 10,930 805,541
RadNet, Inc. (a) ........................................................ 20,436 710,560
RxSight, Inc. (a) ........................................................ 17,025 686,448
Select Medical Holdings Corp. ............................................. 39,577 930,060
Sotera Health Co. (a) ..................................................... 51,130 861,540
Tenet Healthcare Corp. (a) ................................................. 10,131 765,600
The Ensign Group, Inc. ................................................... 10,716 1,202,442
UFP Technologies, Inc. (a) ................................................. 3,996 687,472
United Therapeutics Corp. (a) .............................................. 4,354 957,401
Universal Health Services, Inc. , Class B ....................................... 7,507 1,144,367
Vericel Corp. (a) ........................................................ 16,060 571,897
Viatris, Inc. ........................................................... 107,425 1,163,413
Viking Therapeutics, Inc. (a) ............................................... 25,451 473,643
Vir Biotechnology, Inc. (a) ................................................. 38,584 388,155
36,585,421

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
13
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Industrials (17.7%):
AAR Corp. (a) ......................................................... 13,419 $ 837,346
Air Lease Corp. ........................................................ 24,937 1,045,858
Air Transport Services Group, Inc. (a) ......................................... 28,687 505,178
Allegiant Travel Co. ..................................................... 8,394 693,428
Allison Transmission Holdings, Inc. ......................................... 17,766 1,033,093
API Group Corp. (a) ..................................................... 33,168 1,147,613
ArcBest Corp. ......................................................... 4,830 580,614
Atkore, Inc. (a) ......................................................... 5,166 826,560
Avis Budget Group, Inc. (c) ................................................ 3,187 564,928
Beacon Roofing Supply, Inc. (a) ............................................. 11,113 967,053
Boise Cascade Co. ...................................................... 7,245 937,213
CACI International, Inc. , Class A (a) ......................................... 4,269 1,382,558
Clean Harbors, Inc. (a) ................................................... 5,979 1,043,395
Comfort Systems USA, Inc. ............................................... 3,575 735,270
Core & Main, Inc. , Class A (a) .............................................. 24,536 991,500
CSW Industrials, Inc. .................................................... 5,476 1,135,777
EMCOR Group, Inc. .................................................... 4,392 946,169
Encore Wire Corp. ...................................................... 3,590 766,824
Esab Corp. ............................................................ 10,566 915,227
Federal Signal Corp. ..................................................... 13,724 1,053,180
FTAI Aviation Ltd. ...................................................... 18,363 852,043
GMS, Inc. (a) .......................................................... 12,887 1,062,275
Griffon Corp. .......................................................... 15,984 974,225
Hertz Global Holdings, Inc. (a) ............................................. 63,802 662,903
Huron Consulting Group, Inc. (a) ............................................ 6,816 700,685
KBR, Inc. ............................................................ 19,157 1,061,489
Knight-Swift Transportation Holdings, Inc. .................................... 14,890 858,409
Masterbrand, Inc. (a) ..................................................... 47,482 705,108
Matson, Inc. .......................................................... 7,170 785,832
MDU Resources Group, Inc. ............................................... 63,464 1,256,587
MillerKnoll, Inc. ....................................................... 18,575 495,581
Moog, Inc. , Class A ..................................................... 5,532 800,923
MSC Industrial Direct Co., Inc. ............................................. 13,444 1,361,339
Owens Corning ........................................................ 6,243 925,400
Parsons Corp. (a) ....................................................... 17,250 1,081,748
Primoris Services Corp. .................................................. 28,262 938,581
Rush Enterprises, Inc. , Class A ............................................. 24,189 1,216,707
Ryder System, Inc. ...................................................... 8,857 1,019,086
Schneider National, Inc. , Class B ............................................ 39,922 1,016,015
Science Applications International Corp. ...................................... 11,288 1,403,324
Simpson Manufacturing Co., Inc. ........................................... 4,799 950,106
SkyWest, Inc. (a) ........................................................ 11,954 623,999
Sterling Infrastructure, Inc. (a) .............................................. 8,224 723,136
Terex Corp. ........................................................... 11,891 683,257
UFP Industries, Inc. ..................................................... 7,508 942,629
Vertiv Holdings Co. , Class A ............................................... 9,993 479,964
XPO, Inc. (a) .......................................................... 6,403 560,839
42,250,974
Information Technology (10.9%):
Advanced Energy Industries, Inc. ........................................... 7,782 847,615
Amkor Technology, Inc. .................................................. 21,040 700,001
Appfolio, Inc. , Class A (a) ................................................. 3,507 607,553
AppLovin Corp. , Class A (a) ............................................... 10,977 437,433
Arrow Electronics, Inc. (a) ................................................. 8,447 1,032,646
Avnet, Inc. ............................................................ 21,482 1,082,693
Axcelis Technologies, Inc. (a) .............................................. 4,389 569,209
Cohu, Inc. (a) .......................................................... 26,077 922,865
Crane NXT Co. ........................................................ 15,968 908,100
Diodes, Inc. (a) ......................................................... 10,237 824,283
Dolby Laboratories, Inc. , Class A ........................................... 11,387 981,332
Dropbox, Inc. , Class A (a) ................................................. 34,833 1,026,877
DXC Technology Co. (a) .................................................. 23,555 538,703

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
14
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Extreme Networks, Inc. (a) ................................................ 32,381 $ 571,201
FormFactor, Inc. (a) ..................................................... 16,422 684,962
Insight Enterprises, Inc. (a) ................................................ 7,216 1,278,603
InterDigital, Inc. ....................................................... 8,948 971,216
IonQ, Inc. (a) (c) ........................................................ 25,431 315,090
Manhattan Associates, Inc. (a) .............................................. 4,324 931,044
NCR Voyix Corp. (a) ..................................................... 42,298 715,259
NetScout Systems, Inc. (a) ................................................. 38,497 845,009
Onto Innovation, Inc. (a) .................................................. 4,124 630,559
Photronics, Inc. (a) ...................................................... 31,322 982,571
Rambus, Inc. (a) ........................................................ 7,075 482,869
Sanmina Corp. (a) ....................................................... 15,566 799,625
TD SYNNEX Corp. ..................................................... 11,162 1,201,143
Teradata Corp. (a) ....................................................... 16,491 717,523
TTM Technologies, Inc. (a) ................................................ 48,091 760,319
Veeco Instruments, Inc. (a) ................................................. 26,140 811,124
Vishay Intertechnology, Inc. ............................................... 36,067 864,526
Vontier Corp. .......................................................... 33,285 1,149,997
Xerox Holdings Corp. ................................................... 47,145 864,168
26,056,118
Materials (5.5%):
Alpha Metallurgical Resources, Inc. .......................................... 2,081 705,292
Arch Resources, Inc. .................................................... 4,137 686,494
Berry Global Group, Inc. ................................................. 14,318 964,890
Carpenter Technology Corp. ............................................... 8,613 609,800
Cleveland-Cliffs, Inc. (a) .................................................. 36,767 750,782
Commercial Metals Co. .................................................. 17,895 895,466
Eagle Materials, Inc. ..................................................... 5,348 1,084,788
Greif, Inc. , Class A ...................................................... 15,318 1,004,708
International Paper Co. ................................................... 27,337 988,233
Louisiana-Pacific Corp. .................................................. 12,120 858,460
NewMarket Corp. ...................................................... 2,044 1,115,676
Ryerson Holding Corp. ................................................... 19,409 673,104
Summit Materials, Inc. , Class A (a) .......................................... 21,920 843,043
Sylvamo Corp. ......................................................... 14,210 697,853
United States Steel Corp. ................................................. 13,104 637,510
Warrior Met Coal, Inc. ................................................... 11,137 679,023
13,195,122
Real Estate (6.4%):
Acadia Realty Trust ..................................................... 57,360 974,546
CareTrust REIT, Inc. .................................................... 51,006 1,141,514
Empire State Realty Trust, Inc. ............................................. 64,094 621,071
EPR Properties ........................................................ 22,825 1,105,871
JBG SMITH Properties ................................................... 46,277 787,172
Kilroy Realty Corp. ..................................................... 17,884 712,498
Medical Properties Trust, Inc. (c) ............................................ 88,599 435,021
Omega Healthcare Investors, Inc. ........................................... 32,007 981,335
Paramount Group, Inc. ................................................... 111,445 576,171
Phillips Edison & Co., Inc. ................................................ 31,540 1,150,579
PotlatchDeltic Corp. ..................................................... 22,677 1,113,441
Sabra Health Care REIT, Inc. .............................................. 64,606 921,928
SL Green Realty Corp. (c) ................................................. 10,215 461,411
Tanger, Inc. ........................................................... 37,003 1,025,723
The Macerich Co. ...................................................... 51,035 787,470
The St. Joe Co. ........................................................ 14,678 883,322
Urban Edge Properties ................................................... 51,742 946,879
Vornado Realty Trust .................................................... 18,667 527,343
15,153,295
Utilities (2.0%):
ALLETE, Inc. ......................................................... 20,287 1,240,753
Clearway Energy, Inc. , Class C ............................................. 29,182 800,462

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
15
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Hawaiian Electric Industries, Inc. ........................................... 25,513 $ 362,029
Pinnacle West Capital Corp. ............................................... 16,644 1,195,705
Vistra Corp. ........................................................... 29,740 1,145,585
4,744,534
Total Common Stocks (Cost $204,873,414) 237,808,945
Rights (0.0%)(d)
Health Care (0.0%):(d)
Achillion Pharmaceuticals, CVR (a) (b) ....................................... 17,954 4,130
Total Rights (Cost $–) 4,130
Collateral for Securities Loaned (1.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (e) ........ 737,294 737,294
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (e) ............ 737,294 737,294
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (e) ............... 737,294 737,294
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (e) . 737,294 737,294
Total Collateral for Securities Loaned (Cost $2,949,176) 2,949,176
Total Investments (Cost $207,822,590) — 100.8% 240,762,251
Liabilities in excess of other assets — (0.8)% (1,824,041)
NET ASSETS - 100.00% $ 238,938,210
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2023.
This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Rate disclosed is the daily yield on December 31, 2023.
CVR
—
Contingent Value Right
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 9 3/15/24 $ 869,851 $ 921,465 $ 51,614
Total unrealized appreciation $ 51,614
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 51,614

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares International Value Momentum ETF
16
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.1%)
Australia (2.3%):
Industrials (0.7%):
Seven Group Holdings Ltd. ................................................ 67,180 $ 1,688,905
Materials (1.6%):
BlueScope Steel Ltd. .................................................... 87,214 1,390,404
Fortescue Ltd. ......................................................... 57,117 1,129,281
Rio Tinto Ltd. ......................................................... 15,676 1,448,859
3,968,544
5,657,449
Austria (1.8%):
Energy (0.5%):
OMV AG ............................................................ 32,560 1,429,325
Financials (0.7%):
Raiffeisen Bank International AG ........................................... 81,387 1,677,221
Materials (0.6%):
voestalpine AG ........................................................ 46,072 1,452,400
4,558,946
Canada (2.3%):
Financials (0.6%):
Fairfax Financial Holdings Ltd. ............................................. 1,787 1,648,898
Industrials (0.6%):
Element Fleet Management Corp. ........................................... 88,742 1,444,092
Materials (1.1%):
Kinross Gold Corp. ..................................................... 172,631 1,044,985
West Fraser Timber Co. Ltd. ............................................... 19,220 1,644,486
2,689,471
5,782,461
Denmark (0.9%):
Consumer Discretionary (0.5%):
Pandora A/S .......................................................... 8,079 1,116,689
Industrials (0.4%):
AP Moller - Maersk A/S , Class B ........................................... 568 1,021,331
2,138,020
France (11.5%):
Communication Services (3.3%):
Bollore SE ............................................................ 317,792 1,983,657
Orange SA ............................................................ 210,342 2,392,340
Publicis Groupe SA ..................................................... 18,006 1,669,504
Vivendi SE ........................................................... 189,707 2,026,143
8,071,644
Consumer Discretionary (0.5%):
Renault SA ........................................................... 27,952 1,138,647
Consumer Staples (0.7%):
Carrefour SA .......................................................... 94,652 1,730,662
Energy (0.6%):
TotalEnergies SE ....................................................... 22,293 1,515,794
Financials (2.3%):
BNP Paribas SA ........................................................ 23,483 1,622,369
Credit Agricole SA ...................................................... 119,887 1,700,724
SCOR SE ............................................................ 38,833 1,134,179

Victory Portfolios II
VictoryShares International Value Momentum ETF
17
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Societe Generale SA ..................................................... 49,225 $ 1,305,389
5,762,661
Health Care (1.2%):
Ipsen SA ............................................................. 13,525 1,610,830
Sanofi SA ............................................................ 12,406 1,229,152
2,839,982
Industrials (1.5%):
Bouygues SA .......................................................... 49,955 1,881,391
Eiffage SA ............................................................ 17,839 1,910,393
3,791,784
Real Estate (0.6%):
Klepierre SA .......................................................... 54,995 1,498,164
Utilities (0.8%):
Engie SA ............................................................. 117,584 2,065,987
28,415,325
Germany (10.6%):
Communication Services (0.8%):
Deutsche Telekom AG ................................................... 82,130 1,971,751
Consumer Discretionary (2.7%):
Bayerische Motoren Werke AG ............................................. 14,178 1,577,176
Mercedes-Benz Group AG ................................................ 24,375 1,682,918
Porsche Automobil Holding SE , Preference Shares ............................... 33,292 1,702,156
Volkswagen AG , Preference Shares .......................................... 14,910 1,839,969
6,802,219
Consumer Staples (1.0%):
Henkel AG & Co. KGaA , Preference Shares .................................... 29,871 2,402,315
Financials (2.3%):
Commerzbank AG ...................................................... 82,156 975,759
Deutsche Bank AG , Registered Shares ........................................ 94,120 1,284,494
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 4,740 1,962,530
Talanx AG ............................................................ 20,294 1,448,195
5,670,978
Health Care (1.4%):
Fresenius Medical Care AG ............................................... 24,354 1,020,440
Fresenius SE & Co. KGaA ................................................ 39,680 1,229,433
Merck KGaA .......................................................... 7,506 1,193,888
3,443,761
Industrials (0.6%):
Hochtief AG .......................................................... 13,198 1,461,168
Materials (0.6%):
Heidelberg Materials AG ................................................. 17,885 1,597,876
Real Estate (0.4%):
LEG Immobilien SE (a) ................................................... 11,456 1,003,013
Utilities (0.8%):
E.ON SE ............................................................. 144,923 1,943,590
26,296,671
Greece (0.8%):
Financials (0.4%):
National Bank of Greece SA (a) ............................................. 132,858 922,421

Victory Portfolios II
VictoryShares International Value Momentum ETF
18
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Industrials (0.4%):
Mytilineos SA ......................................................... 27,992 $ 1,133,943
2,056,364
Hong Kong (5.8%):
Consumer Staples (0.5%):
WH Group Ltd. (b) ...................................................... 1,953,145 1,260,707
Health Care (0.3%):
Sino Biopharmaceutical Ltd. ............................................... 1,552,000 689,716
Industrials (1.0%):
CK Hutchison Holdings Ltd. ............................................... 281,037 1,506,288
SITC International Holdings Co. Ltd. ......................................... 482,000 832,120
2,338,408
Real Estate (4.0%):
CK Asset Holdings Ltd. .................................................. 295,063 1,481,324
Hang Lung Properties Ltd. ................................................ 694,596 967,855
Henderson Land Development Co. Ltd. ....................................... 388,797 1,197,532
New World Development Co. Ltd. ........................................... 607,510 942,986
Sino Land Co. Ltd. ...................................................... 1,158,861 1,260,051
Sun Hung Kai Properties Ltd. .............................................. 122,570 1,325,662
Swire Pacific Ltd. , Class A ................................................ 170,660 1,444,715
The Wharf Holdings Ltd. ................................................. 419,297 1,350,544
9,970,669
14,259,500
Italy (5.1%):
Communication Services (0.5%):
Telecom Italia SpA (a) .................................................... 3,578,006 1,161,916
Energy (0.7%):
Eni SpA (c) ........................................................... 100,740 1,706,651
Financials (2.1%):
Banco BPM SpA ....................................................... 193,590 1,021,627
Intesa Sanpaolo SpA ..................................................... 507,490 1,480,805
Mediobanca Banca di Credito Finanziario SpA .................................. 139,734 1,728,243
UniCredit SpA ......................................................... 41,649 1,129,308
5,359,983
Industrials (0.6%):
Leonardo SpA ......................................................... 85,965 1,417,157
Materials (0.6%):
Buzzi SpA ............................................................ 47,796 1,452,936
Utilities (0.6%):
A2A SpA ............................................................. 740,841 1,520,181
12,618,824
Japan (26.1%):
Communication Services (1.0%):
Nippon Telegraph & Telephone Corp. ........................................ 818,900 1,000,826
SoftBank Corp. ........................................................ 111,400 1,390,327
2,391,153
Consumer Discretionary (3.3%):
Aisin Corp. ........................................................... 15,000 524,862
Asics Corp. ........................................................... 12,400 388,588
Denso Corp. .......................................................... 38,100 574,824
Honda Motor Co. Ltd. ................................................... 59,700 620,799
Isuzu Motors Ltd. ....................................................... 46,500 598,978
Mazda Motor Corp. ..................................................... 41,200 445,228
Nissan Motor Co. Ltd. ................................................... 123,800 486,664

Victory Portfolios II
VictoryShares International Value Momentum ETF
19
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Panasonic Holdings Corp. ................................................. 50,700 $ 502,217
Sekisui House Ltd. ...................................................... 46,600 1,035,262
Subaru Corp. .......................................................... 34,600 634,669
Sumitomo Electric Industries Ltd. ........................................... 50,200 639,340
Toyota Motor Corp. ..................................................... 31,700 582,486
Yamaha Motor Co. Ltd. .................................................. 72,000 643,240
Zensho Holdings Co. Ltd. ................................................. 7,100 372,123
8,049,280
Consumer Staples (1.9%):
Ajinomoto Co., Inc. ..................................................... 16,400 632,827
Asahi Group Holdings Ltd. ................................................ 21,500 801,866
Japan Tobacco, Inc. (c) ................................................... 43,300 1,119,510
MatsukiyoCocokara & Co. ................................................ 37,000 655,334
MEIJI Holdings Co. Ltd. ................................................. 31,238 742,063
Nissin Foods Holdings Co. Ltd. ............................................. 21,222 740,768
4,692,368
Energy (0.6%):
ENEOS Holdings, Inc. ................................................... 162,200 644,750
Idemitsu Kosan Co. Ltd. .................................................. 90,000 489,963
Inpex Corp. (c) ......................................................... 32,200 434,990
1,569,703
Financials (4.3%):
Concordia Financial Group Ltd. ............................................ 130,200 595,311
Dai-ichi Life Holdings, Inc. ............................................... 27,000 573,018
Daiwa Securities Group, Inc. ............................................... 98,700 664,464
Japan Post Holdings Co. Ltd. .............................................. 89,600 800,477
Japan Post Insurance Co. Ltd. .............................................. 37,400 664,276
Mitsubishi HC Capital, Inc. ................................................ 116,000 779,038
Mitsubishi UFJ Financial Group, Inc. ......................................... 72,500 623,023
Mizuho Financial Group, Inc. .............................................. 39,100 669,093
MS&AD Insurance Group Holdings, Inc. ...................................... 20,100 790,712
Nomura Holdings, Inc. ................................................... 150,800 682,119
Resona Holdings, Inc. .................................................... 103,100 523,983
SBI Holdings, Inc. ...................................................... 33,600 755,988
Sumitomo Mitsui Financial Group, Inc. ....................................... 14,100 688,098
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 38,000 729,380
T&D Holdings, Inc. ..................................................... 34,500 548,285
The Chiba Bank Ltd. .................................................... 80,700 583,011
10,670,276
Health Care (1.6%):
Astellas Pharma, Inc. .................................................... 53,800 643,402
Chugai Pharmaceutical Co. Ltd. ............................................ 19,200 727,524
Otsuka Holdings Co. Ltd. ................................................. 21,100 791,587
Shionogi & Co. Ltd. ..................................................... 19,900 959,570
Takeda Pharmaceutical Co. Ltd. ............................................ 32,600 937,441
4,059,524
Industrials (5.9%):
AGC, Inc. ............................................................ 28,400 1,054,777
Dai Nippon Printing Co. Ltd. .............................................. 31,600 935,358
Hitachi Ltd. ........................................................... 9,200 663,669
ITOCHU Corp. ........................................................ 16,300 666,776
Kajima Corp. .......................................................... 37,200 621,803
Kawasaki Kisen Kaisha Ltd. (c) ............................................. 10,300 442,013
Komatsu Ltd. .......................................................... 24,300 635,682
Marubeni Corp. ........................................................ 35,700 564,317
Mitsubishi Corp. ....................................................... 39,300 628,192
Mitsubishi Electric Corp. ................................................. 41,600 589,860
Mitsubishi Heavy Industries Ltd. ............................................ 8,800 514,405
Mitsui & Co. Ltd. ....................................................... 15,000 563,697
Mitsui OSK Lines Ltd. ................................................... 21,300 682,452

Victory Portfolios II
VictoryShares International Value Momentum ETF
20
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
NIPPON EXPRESS HOLDINGS, Inc. ........................................ 15,300 $ 869,728
Nippon Yusen KK ...................................................... 20,600 638,691
Obayashi Corp. ........................................................ 76,500 662,009
Sojitz Corp. ........................................................... 25,700 580,611
Sumitomo Corp. ........................................................ 31,100 678,561
Taisei Corp. ........................................................... 17,600 601,980
TOPPAN Holdings, Inc. .................................................. 30,300 845,726
Toyota Industries Corp. ................................................... 5,600 456,802
Toyota Tsusho Corp. ..................................................... 9,700 571,624
14,468,733
Information Technology (3.3%):
Canon, Inc. ........................................................... 33,400 857,625
Disco Corp. ........................................................... 1,800 446,617
FUJIFILM Holdings Corp. ................................................ 13,300 799,340
Ibiden Co. Ltd. ......................................................... 7,600 421,294
Kyocera Corp. ......................................................... 61,200 893,386
NEC Corp. ........................................................... 9,700 574,514
Renesas Electronics Corp. (a) ............................................... 24,100 435,742
Ricoh Co. Ltd. ......................................................... 74,600 573,073
Rohm Co. Ltd. ......................................................... 30,700 588,500
Screen Holdings Co. Ltd. ................................................. 5,900 499,269
SCSK Corp. ........................................................... 47,000 932,132
Seiko Epson Corp. ...................................................... 44,400 664,677
TDK Corp. ........................................................... 12,000 571,741
8,257,910
Materials (1.3%):
JFE Holdings, Inc. ...................................................... 35,700 553,935
Mitsubishi Chemical Group Corp. ........................................... 107,700 660,043
Mitsui Chemicals, Inc. ................................................... 22,800 676,334
Nippon Sanso Holdings Corp. .............................................. 22,600 605,317
Nippon Steel Corp. (c) .................................................... 25,200 577,358
3,072,987
Real Estate (1.6%):
Daito Trust Construction Co. Ltd. ........................................... 7,400 858,207
Daiwa House Industry Co. Ltd. ............................................. 30,000 909,065
Hulic Co. Ltd. (c) ....................................................... 92,500 968,763
Mitsui Fudosan Co. Ltd. .................................................. 29,300 718,679
Sumitomo Realty & Development Co. Ltd. .................................... 20,200 600,928
4,055,642
Utilities (1.3%):
Chubu Electric Power Co., Inc. ............................................. 53,900 696,403
Osaka Gas Co. Ltd. ..................................................... 37,400 781,267
The Kansai Electric Power Co., Inc. .......................................... 43,000 570,974
Tokyo Electric Power Co. Holdings, Inc. (a) .................................... 114,000 597,170
Tokyo Gas Co. Ltd. ..................................................... 29,200 670,660
3,316,474
64,604,050
Luxembourg (1.1%):
Consumer Discretionary (0.5%):
B&M European Value Retail SA ............................................ 176,401 1,259,365
Materials (0.6%):
ArcelorMittal SA ....................................................... 50,175 1,421,965
2,681,330
Netherlands (1.8%):
Consumer Staples (0.8%):
Koninklijke Ahold Delhaize NV ............................................ 66,886 1,920,658

Victory Portfolios II
VictoryShares International Value Momentum ETF
21
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Financials (0.5%):
ABN AMRO Bank NV (b) ................................................. 92,779 $ 1,391,746
Health Care (0.5%):
Koninklijke Philips NV (a) ................................................ 54,609 1,270,951
4,583,355
Norway (0.5%):
Energy (0.5%):
Equinor ASA .......................................................... 40,663 1,289,888
Singapore (1.6%):
Industrials (1.2%):
Jardine Cycle & Carriage Ltd. .............................................. 70,000 1,578,899
Keppel Ltd. ........................................................... 254,200 1,362,130
2,941,029
Utilities (0.4%):
Sembcorp Industries Ltd. ................................................. 244,900 985,614
3,926,643
South Korea (9.0%):
Communication Services (1.3%):
KT Corp. ............................................................. 60,018 1,603,338
SK Telecom Co. Ltd. .................................................... 43,118 1,677,574
3,280,912
Consumer Discretionary (1.2%):
Hyundai Motor Co. ..................................................... 9,895 1,563,744
Kia Corp. ............................................................ 17,918 1,391,473
2,955,217
Financials (3.6%):
Hana Financial Group, Inc. ................................................ 36,692 1,236,649
Industrial Bank of Korea (a) ................................................ 225,665 2,078,424
KB Financial Group, Inc. ................................................. 27,752 1,165,942
Samsung Life Insurance Co. Ltd. ............................................ 27,482 1,474,727
Shinhan Financial Group Co. Ltd. ........................................... 47,284 1,474,297
Woori Financial Group, Inc. ............................................... 158,990 1,605,087
9,035,126
Industrials (1.5%):
HMM Co. Ltd. ......................................................... 62,846 955,599
LG Corp. ............................................................. 17,087 1,139,841
Posco International Corp. ................................................. 8,070 391,060
SK, Inc. .............................................................. 8,099 1,119,532
3,606,032
Information Technology (0.9%):
Samsung Electronics Co. Ltd. .............................................. 24,574 1,498,066
SK Hynix, Inc. ......................................................... 7,777 854,582
2,352,648
Materials (0.5%):
Ecopro Co. Ltd. ........................................................ 617 310,010
Kum Yang Co. Ltd. (a) ................................................... 3,598 305,119
POSCO Holdings, Inc. ................................................... 1,329 515,520
1,130,649
22,360,584
Spain (4.2%):
Communication Services (0.6%):
Telefonica SA ......................................................... 399,082 1,556,753

Victory Portfolios II
VictoryShares International Value Momentum ETF
22
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Consumer Discretionary (0.8%):
Industria de Diseno Textil SA .............................................. 42,792 $ 1,862,432
Energy (0.6%):
Repsol SA ............................................................ 98,912 1,468,460
Financials (0.9%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 142,147 1,290,676
Banco de Sabadell SA ................................................... 764,513 939,228
2,229,904
Health Care (0.4%):
Grifols SA (a) .......................................................... 61,679 1,052,198
Industrials (0.9%):
ACS Actividades de Construccion y Servicios SA ................................ 50,057 2,218,960
10,388,707
Sweden (3.5%):
Financials (1.9%):
Industrivarden AB , Class C (c) .............................................. 67,987 2,213,750
Investor AB , Class B .................................................... 102,106 2,364,666
4,578,416
Industrials (1.2%):
Saab AB , Class B ....................................................... 24,316 1,465,351
Volvo AB , Class B ...................................................... 61,931 1,607,473
3,072,824
Materials (0.4%):
SSAB AB , Class B ...................................................... 123,027 940,533
8,591,773
Switzerland (0.8%):
Materials (0.8%):
Holcim AG ........................................................... 24,863 1,952,254
United Kingdom (9.4%):
Communication Services (0.5%):
Vodafone Group PLC .................................................... 1,473,314 1,287,282
Consumer Staples (3.5%):
Associated British Foods PLC .............................................. 56,864 1,715,312
Haleon PLC ........................................................... 441,638 1,810,329
J Sainsbury PLC ....................................................... 476,162 1,836,247
Marks & Spencer Group PLC .............................................. 359,720 1,248,760
Tesco PLC ............................................................ 555,770 2,057,542
8,668,190
Energy (0.7%):
Shell PLC ............................................................ 50,965 1,670,190
Financials (1.8%):
3i Group PLC ......................................................... 61,120 1,885,756
abrdn PLC ............................................................ 520,066 1,184,047
Barclays PLC ......................................................... 691,482 1,355,153
4,424,956
Health Care (1.4%):
GSK PLC ............................................................ 106,357 1,965,628
Hikma Pharmaceuticals PLC ............................................... 69,737 1,589,941
3,555,569
Industrials (0.9%):
Melrose Industries PLC .................................................. 164,072 1,186,400

Victory Portfolios II
VictoryShares International Value Momentum ETF
23
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Rolls-Royce Holdings PLC (a) .............................................. 253,736 $ 969,117
2,155,517
Utilities (0.6%):
Centrica PLC .......................................................... 786,467 1,409,703
23,171,407
Total Common Stocks (Cost $218,712,467) 245,333,551
Collateral for Securities Loaned (1.8%)^
United States (1.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (d) ........ 1,094,633 1,094,633
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (d) ............ 1,094,633 1,094,633
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (d) ............... 1,094,633 1,094,633
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (d) . 1,094,633 1,094,633
Total Collateral for Securities Loaned (Cost $4,378,532) 4,378,532
Total Investments (Cost $223,090,999) — 100.9% 249,712,083
Liabilities in excess of other assets — (0.9)% (2,227,968)
NET ASSETS - 100.00% $ 247,484,115
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$2,652,453 and amounted to 1.1% of net assets.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on December 31, 2023.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 7 3/15/24 $ 765,869 $ 788,340 $ 22,471
Total unrealized appreciation $ 22,471
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 22,471

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
24
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (100.4%)
Brazil (8.3%):
Communication Services (1.0%):
TIM SA .............................................................. 487,800 $ 1,801,160
Consumer Staples (1.2%):
JBS SA .............................................................. 214,500 1,100,351
Sao Martinho SA ....................................................... 170,000 1,026,113
2,126,464
Energy (0.6%):
Petroleo Brasileiro SA , Preference Shares ..................................... 142,200 1,090,535
Financials (0.9%):
Banco do Brasil SA ..................................................... 142,300 1,623,180
Materials (1.3%):
Cia Siderurgica Nacional SA ............................................... 263,400 1,066,423
Gerdau SA , Preference Shares .............................................. 284,420 1,391,672
2,458,095
Real Estate (0.7%):
Allos SA ............................................................. 236,429 1,292,693
Utilities (2.6%):
Cia De Sanena Do Parana ................................................. 265,500 1,595,985
Cia Energetica de Minas Gerais , Preference Shares ............................... 597,500 1,412,570
Companhia Paranaense de Energia , Preference Shares ............................. 793,700 1,693,349
4,701,904
15,094,031
Chile (2.3%):
Consumer Discretionary (0.8%):
Falabella SA (a) ........................................................ 593,888 1,483,776
Consumer Staples (0.8%):
Cencosud SA .......................................................... 792,140 1,488,816
Utilities (0.7%):
Enel Chile SA ......................................................... 18,465,498 1,195,090
4,167,682
China (28.4%):
Communication Services (0.8%):
China Tower Corp. Ltd. , Class H (b) .......................................... 14,559,499 1,529,007
Consumer Discretionary (1.7%):
BYD Co. Ltd. ......................................................... 41,000 1,125,791
Great Wall Motor Co. Ltd. ................................................ 562,992 731,121
Haier Smart Home Co. Ltd. , Class H ......................................... 418,200 1,180,978
3,037,890
Energy (3.2%):
China Coal Energy Co. Ltd. , Class H ......................................... 1,326,298 1,206,004
China Petroleum & Chemical Corp. , Class H ................................... 2,423,449 1,269,423
China Shenhua Energy Co. Ltd. , Class H ...................................... 415,875 1,424,740
PetroChina Co. Ltd. , Class H .............................................. 1,661,469 1,097,971
Yankuang Energy Group Co. Ltd. , Class H ..................................... 420,932 800,009
5,798,147
Financials (11.6%):
Agricultural Bank of China Ltd. , Class H ...................................... 3,859,654 1,487,866
Bank of China Ltd. , Class H ............................................... 4,284,464 1,635,166
Bank of Communications Co. Ltd. , Class H .................................... 2,267,789 1,414,427
China CITIC Bank Corp. Ltd. , Class H ....................................... 3,163,600 1,491,003
China Life Insurance Co. Ltd. , Class H ....................................... 743,467 963,588

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
25
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
China Merchants Bank Co. Ltd. , Class H ...................................... 295,500 $ 1,029,379
China Minsheng Banking Corp. Ltd. , Class H ................................... 3,685,298 1,250,742
China Pacific Insurance Group Co. Ltd. , Class H ................................ 438,400 884,863
CITIC Securities Co. Ltd. , Class H .......................................... 514,501 1,050,325
GF Securities Co. Ltd. , Class H ............................................. 947,593 1,133,490
Haitong Securities Co. Ltd. , Class H ......................................... 2,552,069 1,362,943
Huatai Securities Co. Ltd. , Class H (b) ........................................ 962,039 1,214,839
Industrial & Commercial Bank of China Ltd. , Class H ............................. 2,891,957 1,414,830
New China Life Insurance Co. Ltd. , Class H .................................... 510,246 994,588
PICC Property & Casualty Co. Ltd. , Class H ................................... 951,620 1,130,995
Postal Savings Bank of China Co. Ltd. , Class H (b) ............................... 2,677,395 1,278,999
The People's Insurance Co. Group of China Ltd. , Class H .......................... 4,257,777 1,308,709
21,046,752
Health Care (2.1%):
3SBio, Inc. (b) ......................................................... 1,199,000 1,154,745
China Resources Pharmaceutical Group Ltd. (b) ................................. 1,564,084 1,027,605
Sinopharm Group Co. Ltd. , Class H .......................................... 378,496 991,297
WuXi AppTec Co. Ltd. , Class H (b) .......................................... 66,621 677,882
3,851,529
Industrials (2.7%):
China Conch Venture Holdings Ltd. .......................................... 1,238,000 1,027,412
China Railway Group Ltd. , Class H .......................................... 2,366,885 1,054,886
COSCO SHIPPING Holdings Co. Ltd. , Class H ................................. 1,027,366 1,032,866
Sinotruk Hong Kong Ltd. ................................................. 421,000 826,019
Weichai Power Co. Ltd. , Class H ............................................ 546,642 912,913
4,854,096
Information Technology (0.9%):
Lenovo Group Ltd. ...................................................... 661,691 925,395
ZTE Corp. , Class H ..................................................... 356,800 796,930
1,722,325
Materials (3.6%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 500,294 1,155,875
China National Building Material Co. Ltd. , Class H .............................. 1,917,628 820,276
CMOC Group Ltd. , Class H ............................................... 1,668,198 912,272
Ganfeng Lithium Group Co. Ltd. , Class H (b) ................................... 230,800 871,981
Jiangxi Copper Co. Ltd. , Class H ............................................ 848,000 1,198,986
Jinan Acetate Chemical Co. Ltd. ............................................ 17,000 442,105
Zijin Mining Group Co. Ltd. , Class H ........................................ 668,128 1,088,418
6,489,913
Real Estate (0.7%):
China Vanke Co. Ltd. , Class H ............................................. 904,042 835,939
Country Garden Holdings Co. Ltd. (a) (c) ...................................... 3,857,000 385,295
1,221,234
Utilities (1.1%):
China Longyuan Power Group Corp. Ltd. , Class H ............................... 1,257,000 953,029
Huaneng Power International, Inc. , Class H (a) .................................. 1,899,656 1,007,220
1,960,249
51,511,142
Cyprus (0.0%):(d)
Financials (0.0%):(d)
TCS Group Holding PLC , GDR (a) (e) ........................................ 15,868 6,096
Egypt (0.6%):
Financials (0.6%):
Commercial International Bank ............................................. 448,334 1,058,300

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
26
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Greece (0.0%):
Consumer Discretionary (0.0%):
FF Group (a) (e) ........................................................ 14,913 $ —
Hong Kong (3.8%):
Consumer Discretionary (0.5%):
China Education Group Holdings Ltd. ........................................ 1,457,000 914,334
Health Care (1.1%):
China Medical System Holdings Ltd. ......................................... 499,000 884,475
China Traditional Chinese Medicine Holdings Co. Ltd. ............................ 1,946,000 979,455
1,863,930
Industrials (0.5%):
Orient Overseas International Ltd. ........................................... 62,406 871,168
Real Estate (0.9%):
C&D International Investment Group Ltd. ..................................... 448,000 954,730
Yuexiu Property Co. Ltd. ................................................. 830,949 676,831
1,631,561
Utilities (0.8%):
Beijing Enterprises Holdings Ltd. ........................................... 431,691 1,501,039
6,782,032
Hungary (0.7%):
Health Care (0.7%):
Richter Gedeon Nyrt .................................................... 50,502 1,276,373
India (17.5%):
Communication Services (1.6%):
Sun TV Network Ltd. .................................................... 178,268 1,525,832
Tata Communications Ltd. ................................................ 61,658 1,311,800
2,837,632
Consumer Discretionary (2.9%):
Apollo Tyres Ltd. ....................................................... 290,795 1,586,799
Exide Industries Ltd. .................................................... 466,763 1,782,994
TVS Motor Co. Ltd. ..................................................... 75,394 1,835,543
5,205,336
Consumer Staples (1.3%):
ITC Ltd. ............................................................. 433,233 2,405,962
Financials (3.3%):
IDFC Ltd. ............................................................ 986,659 1,501,770
L&T Finance Holdings Ltd. ............................................... 648,928 1,287,192
Piramal Enterprises Ltd. .................................................. 89,988 1,007,284
Power Finance Corp. Ltd. ................................................. 237,889 1,093,832
REC Ltd. ............................................................. 233,055 1,156,331
6,046,409
Health Care (3.4%):
Aurobindo Pharma Ltd. .................................................. 104,481 1,361,124
Dr. Reddy's Laboratories Ltd. .............................................. 27,965 1,948,574
Glenmark Pharmaceuticals Ltd. ............................................. 114,548 1,175,577
Lupin Ltd. ............................................................ 100,944 1,604,927
6,090,202
Industrials (2.3%):
Escorts Kubota Ltd. ..................................................... 37,192 1,333,364
Larsen & Toubro Ltd. .................................................... 51,440 2,179,790
Suzlon Energy Ltd. (a) .................................................... 1,261,144 578,974
4,092,128

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
27
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Real Estate (1.6%):
DLF Ltd. ............................................................. 177,498 $ 1,549,532
Oberoi Realty Ltd. ...................................................... 79,462 1,378,359
2,927,891
Utilities (1.1%):
NTPC Ltd. ............................................................ 559,550 2,092,377
31,697,937
Indonesia (2.0%):
Consumer Staples (1.0%):
PT Indofood Sukses Makmur Tbk ........................................... 4,491,977 1,881,991
Industrials (1.0%):
PT Astra International Tbk ................................................ 4,674,305 1,715,481
3,597,472
Malaysia (1.1%):
Utilities (1.1%):
YTL Corp. BHD ....................................................... 2,364,800 973,741
YTL Power International BHD ............................................. 1,784,200 987,335
1,961,076
Mexico (4.5%):
Consumer Staples (2.2%):
Coca-Cola Femsa SAB de CV .............................................. 211,266 2,003,033
Fomento Economico Mexicano SAB de CV .................................... 148,111 1,927,938
3,930,971
Financials (0.8%):
Qualitas Controladora SAB de CV ........................................... 147,400 1,489,627
Real Estate (1.5%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 364,161 1,446,306
Fibra Uno Administracion SA de CV ......................................... 727,996 1,310,804
2,757,110
8,177,708
Netherlands (0.8%):
Real Estate (0.8%):
NEPI Rockcastle NV .................................................... 216,340 1,495,272
Poland (0.9%):
Financials (0.5%):
Powszechny Zaklad Ubezpieczen SA ......................................... 76,872 924,075
Utilities (0.4%):
PGE Polska Grupa Energetyczna SA (a) ....................................... 289,555 639,005
1,563,080
Russian Federation (0.0%):(d)
Energy (0.0%):(d)
Gazprom PJSC (a) (e) (f) ................................................... 324,752 8,733
Financials (0.0%):
Sberbank of Russia PJSC (a) (e) (f) ........................................... 177,888 —
Materials (0.0%):(d)
PhosAgro PJSC , GDR (a) (e) (f) ............................................. 35,202 273
Severstal PAO (a) (e) (f) ................................................... 37,552 —
United Co. RUSAL International PJSC (a) (e) (f) .................................. 555,630 3,911
4,184

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
28
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.0%):(d)
Inter RAO UES PJSC (a) (e) (f) .............................................. 23,475,472 $ 7,560
20,477
South Africa (2.3%):
Consumer Discretionary (0.6%):
Woolworths Holdings Ltd. ................................................ 297,702 1,175,504
Financials (0.7%):
OUTsurance Group Ltd. .................................................. 528,998 1,220,876
Health Care (0.7%):
Aspen Pharmacare Holdings Ltd. ............................................ 115,232 1,282,456
Materials (0.3%):
Sibanye Stillwater Ltd. ................................................... 411,833 560,822
4,239,658
Taiwan (21.9%):
Consumer Discretionary (1.8%):
Makalot Industrial Co. Ltd. ................................................ 97,000 1,120,629
Pou Chen Corp. ........................................................ 2,173,000 2,188,225
3,308,854
Health Care (0.5%):
Lotus Pharmaceutical Co. Ltd. ............................................. 98,000 868,698
Industrials (2.8%):
China Airlines Ltd. ...................................................... 1,603,000 1,131,007
Eva Airways Corp. ...................................................... 1,056,000 1,082,327
Evergreen Marine Corp. Ltd. ............................................... 175,400 820,267
Teco Electric and Machinery Co. Ltd. ........................................ 612,000 933,407
Yang Ming Marine Transport Corp. .......................................... 653,000 1,091,703
5,058,711
Information Technology (16.8%):
Acer, Inc. ............................................................ 881,000 1,544,657
Alchip Technologies Ltd. ................................................. 6,000 640,378
ASE Technology Holding Co. Ltd. ........................................... 310,000 1,363,859
Asia Vital Components Co. Ltd. ............................................ 63,000 690,875
AUO Corp. ........................................................... 2,432,800 1,438,987
Catcher Technology Co. Ltd. ............................................... 323,000 2,042,105
Chicony Electronics Co. Ltd. .............................................. 266,000 1,517,028
Compal Electronics, Inc. .................................................. 1,083,000 1,406,471
Elite Material Co. Ltd. ................................................... 60,000 746,945
Gigabyte Technology Co. Ltd. .............................................. 79,000 684,830
Global Unichip Corp. .................................................... 12,000 680,463
Innolux Corp. (a) ....................................................... 3,040,345 1,416,879
King Slide Works Co. Ltd. ................................................ 24,000 714,877
King Yuan Electronics Co. Ltd. ............................................. 346,000 957,321
Lite-On Technology Corp. ................................................ 221,000 842,659
Micro-Star International Co. Ltd. ............................................ 190,000 1,263,158
Novatek Microelectronics Corp. ............................................ 74,000 1,246,798
Pegatron Corp. ......................................................... 567,000 1,613,137
Powertech Technology, Inc. ................................................ 448,000 2,058,595
Qisda Corp. ........................................................... 711,000 1,112,205
Quanta Computer, Inc. ................................................... 94,000 687,730
Tripod Technology Corp. ................................................. 130,000 826,137
Winbond Electronics Corp. ................................................ 1,156,427 1,147,570
Wistron Corp. ......................................................... 193,000 620,166
WPG Holdings Ltd. ..................................................... 609,000 1,619,501
Zhen Ding Technology Holding Ltd. ......................................... 451,000 1,602,053
30,485,384
39,721,647

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
29
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Turkey (5.3%):
Communication Services (0.3%):
Turkcell Iletisim Hizmetleri A/S ............................................ 260,973 $ 497,662
Consumer Discretionary (0.8%):
Arcelik A/S ........................................................... 106,154 463,677
Ford Otomotiv Sanayi A/S ................................................ 19,957 501,661
Tofas Turk Otomobil Fabrikasi A/S .......................................... 61,121 436,301
1,401,639
Consumer Staples (0.7%):
BIM Birlesik Magazalar A/S ............................................... 50,588 517,166
Coca-Cola Icecek AS .................................................... 41,185 735,679
1,252,845
Energy (0.2%):
Turkiye Petrol Rafinerileri A/S ............................................. 93,686 455,394
Financials (1.1%):
Akbank TAS .......................................................... 377,704 468,877
Haci Omer Sabanci Holding A/S ............................................ 269,881 554,556
Turkiye Is Bankasi A/S ................................................... 594,697 472,221
Yapi ve Kredi Bankasi AS ................................................. 718,199 477,030
1,972,684
Industrials (1.6%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 287,780 440,004
KOC Holding AS ....................................................... 107,748 519,352
Pegasus Hava Tasimaciligi AS (a) ............................................ 21,563 476,064
Turk Hava Yollari AO (a) .................................................. 58,620 455,511
Turk Traktor ve Ziraat Makineleri A/S ........................................ 19,972 483,368
Turkiye Sise ve Cam Fabrikalari A/S ......................................... 315,746 491,778
2,866,077
Materials (0.4%):
Koza Altin Isletmeleri AS ................................................. 528,868 351,096
Oyak Cimento Fabrikalari As (a) ............................................ 184,033 346,876
697,972
Utilities (0.2%):
Enerjisa Enerji A/S (b) .................................................... 296,255 458,601
9,602,874
United States (0.0%):(d)
Materials (0.0%):(d)
Phosagro Public Joint , GDR (a) (e) ........................................... 227 2
Total Common Stocks (Cost $167,918,231) 181,972,859
Collateral for Securities Loaned (0.2%)^
United States (0.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (g) ........ 92,098 92,098
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (g) ............ 92,098 92,098
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (g) ............... 92,098 92,098
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (g) . 92,098 92,098
Total Collateral for Securities Loaned (Cost $368,392) 368,392
Total Investments (Cost $168,286,623) — 100.6% 182,341,251
Liabilities in excess of other assets — (0.6)% (1,010,289)
NET ASSETS - 100.00% $ 181,330,962
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
30
(Unaudited)
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
12/8/2017
$ 722,938
Inter RAO UES PJSC .........................................
5/2/2018
1,576,280
PhosAgro PJSC , GDR ........................................
12/21/2021
748,678
Sberbank of Russia PJSC ......................................
10/24/2017
634,243
Severstal PAO ..............................................
5/27/2021
881,363
United Co. RUSAL International PJSC ............................
11/30/2021
516,962
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$8,213,659 and amounted to 4.5% of net assets.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2023.
This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31, 2023.
(g) Rate disclosed is the daily yield on December 31, 2023.
GDR
—
Global Depositary Receipt
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI Emerging Markets Index
Futures .......................... 14 3/15/24 $ 691,587 $ 723,590 $ 32,003
Total unrealized appreciation $ 32,003
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 32,003

Statements of Assets and Liabilities
December 31, 2023
31
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares US
Value Momentum
ETF
VictoryShares US
Small Mid Cap
Value Momentum
ETF
Assets:
Investments,
at value (Cost $154,167,617 and $207,822,590) $ 169,789,792 $ 240,762,251 (a)
Cash 444,515 929,560
Deposit with broker for futures contracts 212,249 334,440
Receivables:
Interest and dividends 359,863 298,283
From Adviser 3,655 —
Prepaid expenses 350 319
Total Assets 170,810,424 242,324,853
Liabilities:
Payables:
Collateral received on loaned securities — 2,949,176
Investments purchased — 359,096
Payable to Adviser — 5
Variation margin on open futures contracts 679 12,964
Accrued expenses and other payables:
Investment advisory fees 21,332 30,458
Administration fees 5,268 8,799
Custodian fees 1,346 1,424
Compliance fees 117 185
Trustees' fees — 480
Other accrued expenses 18,985 24,056
Total Liabilities 47,727 3,386,643
Commitments and contingencies (Note 5 )
Net Assets:
Capital 231,600,190 256,141,663
Total accumulated earnings/(loss) (60,837,493) (17,203,453)
Net Assets $ 170,762,697 $ 238,938,210
Shares outstanding (unlimited shares authorized, no par value): 2,500,000 3,250,000
Net asset value: $ 68 .31 $ 73 .52
(a) Includes $2,816,171 of securities on loan.

Statements of Assets and Liabilities
December 31, 2023
32
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
International
Value Momentum
ETF
VictoryShares
Emerging Markets
Value Momentum
ETF
Assets:
Investments,
at value (Cost $223,090,999 and $168,286,623) $ 249,712,083 (a) $ 182,341,251 (b)
Foreign currency, at value (Cost $122,990 and $115,981) 123,181 116,362
Cash 469,714 476,686
Deposit with broker for futures contracts 193,136 129,617
Unrealized appreciation on foreign currency spot contracts 149 —
Receivables:
Interest and dividends 607,635 237,465
Investments sold — 17,536
From Adviser — 1,010
Reclaims 881,729 14,568
Variation margin on open futures contracts 371 700
Prepaid expenses 394 256
Total Assets 251,988,392 183,335,451
Liabilities:
Payables:
Collateral received on loaned securities 4,378,532 368,392
Payable to Adviser 1,886 —
Accrued foreign capital gains taxes — 1,480,575
Accrued expenses and other payables:
Investment advisory fees 51,172 44,684
Administration fees 1,489 1,559
Custodian fees 29,352 41,997
Compliance fees 186 139
Trustees' fees 378 340
Other accrued expenses 41,282 66,803
Total Liabilities 4,504,277 2,004,489
Commitments and contingencies (Note 5 )
Net Assets:
Capital 299,519,255 204,259,765
Total accumulated earnings/(loss) (52,035,140) (22,928,803)
Net Assets $ 247,484,115 $ 181,330,962
Shares outstanding (unlimited shares authorized, no par value): 5,350,000 4,050,000
Net asset value: $ 46 .26 $ 44 .77
(a) Includes $5,870,771 of securities on loan.
(b) Includes $245,336 of securities on loan.

Statements of Operations
For the Six Months Ended December 31, 2023
33
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares US
Value Momentum
ETF
VictoryShares US
Small Mid Cap
Value Momentum
ETF
Investment Income:
Dividends $ 1,973,887 $ 2,243,979
Interest 13,987 19,130
Securities lending (net of fees) 157 3,720
Foreign tax withholding (196) (197)
Total Income 1,987,835 2,266,632
Expenses:
Investment advisory fees 126,197 168,918
Administration fees 46,744 62,572
Sub-Administration fees 9,771 9,771
Custodian fees 5,233 6,252
Trustees' fees 7,175 8,514
Compliance fees 805 1,032
Legal and audit fees 10,121 12,265
Other expenses 10,855 14,350
Recoupment of prior expenses waived/reimbursed by Adviser — 5
Total Expenses 216,901 283,679
Expenses waived/reimbursed by Adviser (48,863) (2,093)
Net Expenses 168,038 281,586
Net Investment Income (Loss) 1,819,797 1,985,046
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 814,892 (1,609,035)
Net realized gains (losses) from futures contracts 36,551 (32,793)
Net realized gains (losses) from in-kind redemptions 3,675,976 11,728,082
Net change in unrealized appreciation/depreciation on investment securities 6,439,631 12,235,606
Net change in unrealized appreciation/depreciation on futures contracts (4,837) 44,976
Net realized/unrealized gains (losses) on investments 10,962,213 22,366,836
Change in net assets resulting from operations $ 12,782,010 $ 24,351,882

Statements of Operations
For the Six Months Ended December 31, 2023
34
See notes to financial statements.
Victory Portfolios II
(Unaudited)
VictoryShares
International Value
Momentum ETF
VictoryShares
Emerging Markets
Value Momentum
ETF
Investment Income:
Dividends $ 3,854,834 $ 4,024,734
Interest 16,626 13,094
Securities lending (net of fees) 29,617 10,044
Foreign tax withholding (481,241)(a) (530,624)
Total Income 3,419,836 3,517,248
Expenses:
Investment advisory fees 294,865 258,200
Administration fees 65,538 47,824
Sub-Administration fees 9,771 10,774
Custodian fees 40,760 96,573
Trustees' fees 9,025 6,794
Compliance fees 1,093 792
Legal and audit fees 28,269 28,022
Line of credit fees 34 2,274
Other expenses 11,149 10,823
Recoupment of prior expenses waived/reimbursed by Adviser 2,228 —
Total Expenses 462,732 462,076
Expenses waived/reimbursed by Adviser (49,912) (74,641)
Net Expenses 412,820 387,435
Net Investment Income (Loss) 3,007,016 3,129,813
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 8,149,765 8,383,587
Foreign taxes on realized gains — (971,254)
Net realized gains (losses) from futures contracts (30,566) (66,807)
Net realized gains (losses) from in-kind redemptions 1,755,912 —
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 6,840,041 7,157,412
Net change in unrealized appreciation/depreciation on futures contracts 14,037 34,776
Net change in accrued foreign taxes on unrealized gains — (730,186)
Net realized/unrealized gains (losses) on investments 16,729,189 13,807,528
Change in net assets resulting from operations $ 19,736,205 $ 16,937,341
(a) Includes European Union ("EU") reclaims of $26,005. See Foreign Taxes in Item 2 of the accompanying Notes to Financial Statements.

35
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US Value
Momentum ETF
VictoryShares US Small Mid Cap
Value Momentum ETF
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,819,797 $ 4,964,965 $ 1,985,046 $ 4,153,232
Net realized gains (losses) 4,527,419 6,197,838 10,086,254 (3,292,083)
Net change in unrealized appreciation/depreciation 6,434,794 11,164,893 12,280,582 27,645,690
Change in net assets resulting from operations 12,782,010 22,327,696 24,351,882 28,506,839
Change in net assets resulting from distributions to shareholders (2,203,491) (5,037,898) (2,065,944) (3,949,369)
Change in net assets resulting from capital transactions (32,384,096) (92,182,672) (14,007,411) (51,254,237)
Change in net assets (21,805,577) (74,892,874) 8,278,527 (26,696,767)
Net Assets:
Beginning of period 192,568,274 267,461,148 230,659,683 257,356,450
End of period $ 170,762,697 $ 192,568,274 $ 238,938,210 $ 230,659,683
Capital Transactions:
Proceeds from shares issued $ — $ — $ 39,119,262 $ 3,167,675
Cost of shares redeemed (32,384,096) (92,182,672) (53,126,673) (54,421,912)
Change in net assets resulting from capital transactions $ (32,384,096) $ (92,182,672) $ (14,007,411) $ (51,254,237)
Share Transactions:
Issued — — 550,000 50,000
Redeemed (500,000) (1,450,000) (750,000) (850,000)
Change in Shares (500,000) (1,450,000) (200,000) (800,000)

36
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares International
Value Momentum ETF
VictoryShares Emerging Markets
Value Momentum ETF
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
Six
Months
Ended
December 31,
2023
(Unaudited)
Year
Ended
June 30, 2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,007,016 $ 10,354,745 $ 3,129,813 $ 9,072,567
Net realized gains (losses) 9,875,111 (18,121,702) 7,345,526 (17,872,781)
Net change in unrealized appreciation/depreciation 6,854,078 39,061,050 6,462,002 21,179,074
Change in net assets resulting from operations 19,736,205 31,294,093 16,937,341 12,378,860
Change in net assets resulting from distributions to shareholders (5,579,223) (9,023,923) (6,032,382) (8,231,290)
Change in net assets resulting from capital transactions (13,236,912) (58,663,287) — (43,657,374)
Change in net assets 920,070 (36,393,117) 10,904,959 (39,509,804)
Net Assets:
Beginning of period 246,564,045 282,957,162 170,426,003 209,935,807
End of period $ 247,484,115 $ 246,564,045 $ 181,330,962 $ 170,426,003
Capital Transactions:
Cost of shares redeemed (13,236,912) (58,663,287) — (43,657,374)
Change in net assets resulting from capital transactions $ (13,236,912) $ (58,663,287) $ — $ (43,657,374)
Share Transactions:
Redeemed (300,000) (1,400,000) — (1,100,000)
Change in Shares (300,000) (1,400,000) — (1,100,000)

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
37
See notes to financial statements.
VictoryShares US Value Momentum ETF
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $64.19 $60.10 $65.66 $45.30 $50.37 $53.85
Investment Activities:
Net investment income (loss)(b) 0.70 1.25 1.07 0.81 0.72 1.00
Net realized and unrealized gains (losses) 4.27 4.10 (5.52) 20.32 (4.85) (3.59)
Total from Investment Activities 4.97 5.35 (4.45) 21.13 (4.13) (2.59)
Distributions to Shareholders from:
Net investment income (0.85) (1.27) (1.11) (0.77) (0.94) (0.89)
Total Distributions (0.85) (1.27) (1.11) (0.77) (0.94) (0.89)
Net Asset Value, End of Period $68.31 $64.19 $60.10 $65.66 $45.30 $50.37
Total Return(c)(d) 7.81% 8.99% (6.94)% 47.02% (8.31)% (4.79)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.20% 0.20% 0.20% 0.20% 0.20% 0.20%
Net Investment Income (Loss)(e) 2.17% 2.00% 1.59% 1.47% 1.80% 2.00%
Gross Expenses(e)(f) 0.26% 0.26% 0.27% 0.27% 0.28% 0.25%
Supplemental Data:
Net Assets at end of period (000's) $170,763 $192,568 $267,461 $443,213 $464,347 $468,445
Portfolio Turnover(c)(g) 67% 101% 53% 76% 66% 87%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
VictoryShares US Small Mid Cap Value Momentum ETF
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $66.86 $60.55 $72.20 $45.57 $49.54 $57.21
Investment Activities:
Net investment income (loss)(b) 0.59 1.12 0.88 0.52 0.60 1.00
Net realized and unrealized gains (losses) 6.69 6.29 (11.79) 26.84 (3.74) (7.86)
Total from Investment Activities 7.28 7.41 (10.91) 27.36 (3.14) (6.86)
Distributions to Shareholders from:
Net investment income (0.62) (1.10) (0.74) (0.73) (0.83) (0.81)
Total Distributions (0.62) (1.10) (0.74) (0.73) (0.83) (0.81)
Net Asset Value, End of Period $73.52 $66.86 $60.55 $72.20 $45.57 $49.54
Total Return(c)(d) 10.96% 12.33% (15.24)% 60.47% (6.44)% (11.99)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.25% 0.24%(g) 0.24%(g) 0.24%(g) 0.25% 0.25%
Net Investment Income (Loss)(e) 1.76% 1.75% 1.26% 0.87% 1.53% 1.98%
Gross Expenses(e)(f) 0.25% 0.27% 0.27% 0.28% 0.31% 0.30%
Supplemental Data:
Net Assets at end of period (000's) $238,938 $230,660 $257,356 $299,631 $239,247 $101,564
Portfolio Turnover(c)(h) 62% 126% 70% 78% 70% 88%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h) Excludes impact of in-kind transactions.

39
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares International Value Momentum ETF
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $43.64 $40.14 $49.64 $38.42 $43.16 $48.10
Investment Activities:
Net investment income (loss)(b) 0.56(c) 1.59 1.41 1.28 0.83 1.30
Net realized and unrealized gains (losses) 3.09 3.33 (9.20) 11.17 (4.35) (4.99)
Total from Investment Activities 3.65 4.92 (7.79) 12.45 (3.52) (3.69)
Distributions to Shareholders from:
Net investment income (1.03) (1.42) (1.71) (1.23) (1.22) (1.25)
Total Distributions (1.03) (1.42) (1.71) (1.23) (1.22) (1.25)
Net Asset Value, End of Period $46.26 $43.64 $40.14 $49.64 $38.42 $43.16
Total Return(d)(e) 8.56%(c) 12.50% (16.12)% 32.66% (8.39)% (7.70)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.35% 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss)(f) 2.55%(c) 3.86% 2.96% 2.86% 2.41% 2.90%
Gross Expenses(f)(g) 0.39% 0.41% 0.41% 0.42% 0.41% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $247,484 $246,564 $282,957 $357,380 $315,004 $323,693
Portfolio Turnover(d)(h) 52% 105% 68% 90% 62% 87%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the six months ended December 31, 2023.  Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.005, 0.02%, and 0.01%, respectively.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
VictoryShares Emerging Markets Value Momentum ETF
Six Months
Ended
December
31, 2023
(Unaudited)
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Ten Months
Ended
June 30,
2020(a)
Year
Ended
August 31,
2019
Net Asset Value, Beginning of Period $42.08 $40.76 $52.08 $37.91 $41.23 $45.58
Investment Activities:
Net investment income (loss)(b) 0.77 2.04 1.91 1.36 0.73 1.31
Net realized and unrealized gains (losses) 3.41 1.04 (11.18) 14.10 (2.85) (4.73)
Total from Investment Activities 4.18 3.08 (9.27) 15.46 (2.12) (3.42)
Distributions to Shareholders from:
Net investment income (1.49) (1.76) (2.05) (1.29) (1.20) (0.93)
Total Distributions (1.49) (1.76) (2.05) (1.29) (1.20) (0.93)
Net Asset Value, End of Period $44.77 $42.08 $40.76 $52.08 $37.91 $41.23
Total Return(c)(d) 10.20% 7.80% (18.34)% 41.48% (5.47)% (7.62)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss)(e) 3.63% 5.07% 4.05% 2.98% 2.18% 3.00%
Gross Expenses(e)(f) 0.54% 0.61% 0.55% 0.56% 0.57% 0.50%
Supplemental Data:
Net Assets at end of period (000's) $181,331 $170,426 $209,936 $265,591 $164,892 $169,051
Portfolio Turnover(c)(g) 71% 109% 70% 95% 51% 67%
(a) The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Notes to Financial Statements
December 31, 2023
Victory Portfolios II
41
(Unaudited)
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 27 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following four Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares (“Shares”)
at net asset value (“NAV”) only in aggregations of 50,000 shares, (each a “Creation Unit”). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment
(the “Cash Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i)
a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing
Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized
Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit
Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of
Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Funds (Legal Name) Funds (Short Name)
VictoryShares US Value Momentum ETF US Value Momentum ETF
VictoryShares US Small Mid Cap Value Momentum ETF US Small Mid Cap Value Momentum ETF
VictoryShares International Value Momentum ETF International Value Momentum ETF
VictoryShares Emerging Markets Value Momentum ETF Emerging Markets Value Momentum ETF
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
US Value Momentum ETF ............................................... $ 500 2.00%
US Small Mid Cap Value Momentum ETF .................................... 750 2.00%
International Value Momentum ETF ........................................ 3,000 2.00%
Emerging Markets Value Momentum ETF .................................... 5,500 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
42
(Unaudited)
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
Level 1 Level 2 Level 3 Total
US Value Momentum ETF
Common Stocks ............................ $ 169,789,792 $ — $ — $ 169,789,792
Total .................................... $ 169,789,792 $ — $ — $ 169,789,792
Other Financial Investments:*
Assets:
Futures Contracts ........................... 16,501 — — 16,501
Total .................................... $ 16,501 $ — $ — $ 16,501
US Small Mid Cap Value Momentum ETF
Common Stocks ............................ 237,808,896 — 49 237,808,945
Rights ................................... — — 4,130 4,130
Collateral for Securities Loaned ................ 2,949,176 — — 2,949,176
Total .................................... $ 240,758,072 $ — $ 4,179 $ 240,762,251
Other Financial Investments:*
Assets:
Futures Contracts ........................... 51,614 — — 51,614
Total .................................... $ 51,614 $ — $ — $ 51,614
International Value Momentum ETF
Common Stocks ............................ 245,333,551 — — 245,333,551
Collateral for Securities Loaned ................ 4,378,532 — — 4,378,532
Total .................................... $ 249,712,083 $ — $ — $ 249,712,083
Other Financial Investments:*
Assets:
Futures Contracts ........................... 22,471 — — 22,471
Total .................................... $ 22,471 $ — $ — $ 22,471

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
43
(Unaudited)
As of December 31, 2023, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of December 31, 2023, the Funds had no open forward foreign exchange currency contracts.
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
Level 1 Level 2 Level 3 Total
Emerging Markets Value Momentum ETF
Common Stocks ............................ $ 181,946,284 $ — $ 26,575 $ 181,972,859
Collateral for Securities Loaned ................ 368,392 — — 368,392
Total .................................... $ 182,314,676 $ — $ 26,575 $ 182,341,251
Other Financial Investments:*
Assets:
Futures Contracts ........................... 32,003 — — 32,003
Total .................................... $ 32,003 $ — $ — $ 32,003
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
44
(Unaudited)
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended December 31, 2023, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2023:
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
Assets
Variation
Margin
Receivable on
Open Futures
Contracts*
Equity Risk Exposure: 122,589
US Value Momentum ETF ............................................................................. $ 16,501
US Small Mid Cap Value Momentum ETF .................................................................. 51,614
International Value Momentum ETF ...................................................................... 22,471
Emerging Markets Value Momentum ETF .................................................................. 32,003
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (93615.00) 88952.00
US Value Momentum ETF ........................................................... $ 36,551 $ (4,837)
US Small Mid Cap Value Momentum ETF ................................................ (32,793) 44,976
International Value Momentum ETF .................................................... (30,566) 14,037
Emerging Markets Value Momentum ETF ................................................ (66,807) 34,776

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
45
(Unaudited)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2023.
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
The International Value Momentum ETF received European Union (“EU”) reclaims related to prior years. For the six months ended December
31, 2023, the Fund recognized $25,416 related to EU reclaims and $589 in interest and entitlements. These EU reclaims and related interest and entitlements are reflected on the Statements of Operations as a reduction to Foreign tax withholding expense.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the six months ended December 31, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
US Small Mid Cap Value Momentum ETF ............................... $ 2,816,171 $ — $ 2,949,176
International Value Momentum ETF ................................... 5,870,771 1,827,929 4,378,532
Emerging Markets Value Momentum ETF ............................... 245,336 — 368,392

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
46
(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the six months ended December 31, 2023, are included in the table below. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
US Value Momentum ETF .................................. $ 113,563,669 $ 113,998,342 $ — $ 32,224,773
US Small Mid Cap Value Momentum ETF ....................... 138,851,257 138,847,826 38,905,291 52,936,719
International Value Momentum ETF ........................... 122,416,091 124,717,260 — 12,095,340
Emerging Markets Value Momentum ETF ....................... 121,425,950 123,344,273 — —
US Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.8
Small Mid Cap Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.1
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15.5
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10.2
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.5
International Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.9
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19.4
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.8
Emerging Markets Value Momentum ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.6
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.7
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.4
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.7

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
47
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended December 31, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios and Victory Portfolios III (collectively, the “Victory
Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2023, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Foreside Fund Services, LLC serves as the Funds’ distributor.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
December 31, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business are excluded from the expense limits. As of December 31, 2023, the expense limits (excluding voluntary waivers) are as follows:
Flat Rate
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In Effect Until
October 31, 2024
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
48
(Unaudited)
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2023.
For the six months ended December 31, 2023, the following recoupments  were paid to the Adviser.
As of December 31, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as
Expenses waived/reimbursed by Adviser. For the six months ended December 31, 2023, the Adviser voluntarily waived the following amounts:
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — The International Value Momentum ETF and the Emerging Markets Value Momentum ETF invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Funds invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Passive Investment Risk — Each Fund is designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Mid-Capitalization Stock Risk — Certain Funds invest in mid-sized companies which may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Amount
US Small Mid Cap Value Momentum ETF ................................................................... $ 5
International Value Momentum ETF ....................................................................... 2,228
Expires
2024
Expires
2025
Expires
2026
Expires
2027 Total
US Value Momentum ETF .................................. $ 87,882 $ 130,524 $ 74,980 $ 20,949 $ 314,335
US Small Mid Cap Value Momentum ETF ....................... — — — 2,088 2,088
International Value Momentum ETF ........................... 108,036 104,166 61,004 10,772 283,978
Emerging Markets Value Momentum ETF ....................... 142,679 147,952 216,521 46,080 553,232
Amount
US Value Momentum ETF .............................................................................. $ 27,914
International Value Momentum ETF ....................................................................... 39,140
Emerging Markets Value Momentum ETF ................................................................... 28,561

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
49
(Unaudited)
Small-Capitalization Stock Risk — Certain Funds invest in small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, making it difficult for a Fund to buy and sell them at the time and price desired, and these issuers often face greater business risks.
Small-capitalization companies typically are less financially stable than larger, more established companies, and may depend on a small number of key personnel, making them vulnerable to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the six months ended December 31, 2023.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended June 30, 2023, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
Amount
Outstanding at
December 31,
2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
International Value Momentum ETF ........................... $ — $ 1,300,000 6.42% $ 1,300,000
Emerging Markets Value Momentum ETF ....................... — 3,564,286 6.44% 27,400,000
Declared Paid
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios II
50
(Unaudited)
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Short-Term
Amount
Long-Term
Amount Total
US Value Momentum ETF ............................................... $ (62,184,494) $ (18,744,521) $ (80,929,015)
US Small Mid Cap Value Momentum ETF .................................... (56,572,873) (3,893,976) (60,466,849)
International Value Momentum ETF ........................................ (63,614,249) (21,685,729) (85,299,978)
Emerging Markets Value Momentum ETF .................................... (28,251,110) (12,800,476) (41,051,586)

Supplemental Information
December 31, 2023
Victory Portfolios II
51
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863. Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs,  and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, through December 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
US Value Momentum ETF ................. $ 1,000.00 $ 1,078.10 $ 1,024.13 $ 1.04 $ 1.02 0.20%
US Small Mid Cap Value Momentum ETF ...... 1,000.00 1,109.60 1,023.88 1.33 1.27 0.25%
International Value Momentum ETF .......... 1,000.00 1,085.60 1,023.38 1.83 1.78 0.35%
Emerging Markets Value Momentum ETF ...... 1,000.00 1,102.00 1,022.87 2.38 2.29 0.45%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios II
52
(Unaudited)
Supplemental Information — continued
December 31, 2023
Considerations of the Board in Continuing the Investment Advisory Agreements (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2023.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 17, 2023 and December 5, 2023. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board noted that each Fund assumed the performance of its predecessor fund, that the Adviser became the investment adviser to each Fund on February 26, 2019, and that prior to that date each predecessor fund was managed by a different investment adviser.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreement should be continued.
In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Trust and the Adviser.
The Board reviewed each Fund’s current management fee in the context of the Adviser’s business and services with respect to each Fund and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable exchange-traded funds (“ETFs”) compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors.
The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board also found that each Fund’s net annual expense ratio was reasonable as compared with each Fund’s respective peer group. The Board considered the Adviser’s contractual agreement with each Fund to waive its fees and reimburse expenses for a specified period of time, as described in the Fund’s prospectus.

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
53
(Unaudited)
The Board reviewed each Fund’s performance over the one- and three-year periods against the performance of the Fund’s selected peer group and benchmark index, noting that each Fund’s investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of each Fund is net of expenses, while the performance of each benchmark index reflects gross returns, and as a result, each Fund will generally underperform its benchmark index due to fees and expenses. The Board also considered each Fund’s tracking error as a factor in evaluating performance.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
VictoryShares US Value Momentum ETF:
Noting that the Fund commenced operations in 2017 and that the performance of its benchmark index was available only for the three-month period, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group for the same periods, and the Fund’s three-month performance for the period ended June 30, 2023 to that of the benchmark index for the same period. The Board considered the fact that the Fund underperformed the peer group median for all of the periods reviewed and outperformed the benchmark index for the three-month period.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares US Small Mid Cap Value Momentum ETF:
Noting that the Fund commenced operations in 2017 and that the performance of its benchmark index was available only for the three-month period, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group for the same periods, and the Fund’s three-month performance for the period ended June 30, 2023 to that of the benchmark index for the same period. The Board considered the fact that the Fund outperformed the peer group median for the one- and five-year periods, underperformed the peer group median for the three-year period, and outperformed the benchmark index for the three-month period.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
VictoryShares International Value Momentum ETF:
Noting that the Fund commenced operations in 2017 and that the performance of its benchmark index was available only for the three-month period, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group for the same periods, and the Fund’s three-month performance for the period ended June 30, 2023 to that of the benchmark index for the same period. The Board considered the fact that the Fund underperformed the peer group median for all of the periods reviewed and outperformed the benchmark index for the three-month period.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders. The Board noted the Fund’s tracking error for the periods relative to its peers.
VictoryShares Emerging Markets Value Momentum ETF:
Noting that the Fund commenced operations in 2017 and that the performance of its benchmark index was available only for the three-month period, the Board compared the Fund’s one-, three- and five-year performance for the periods ended June 30, 2023, to that of the median performance of the Fund’s peer group for the same periods, and the Fund’s three-month performance for the period ended June 30, 2023 to that of the benchmark index for the same period. The Board considered the fact that the Fund outperformed the peer group median for the one- and three-year periods, underperformed the peer group median for the five-year period and outperformed the benchmark index for the three-month period.
Having considered, among other things: (1) the Fund’s management fee compared to comparable ETFs; (2) the Fund’s total expense ratio compared to comparable ETFs; (3) that the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) that the Fund’s performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Funds’ shareholders, particularly in light of the nature of the Funds and the services required to support the Funds; (ii) it

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
54
(Unaudited)
was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Funds; and (iii) the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies, to the extent applicable;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds;
The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Portfolios II
55
(Unaudited)
Supplemental Information — continued
December 31, 2023
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
56
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
December 31, 2023
Victory Portfolios II
57
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VS-ETF-SAR (12/23)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)       Not applicable.
(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))
that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)
Not applicable.
(a)(2)
Not applicable.
(a)(3) Not applicable.
(a)(4) Not applicable.
(b)      Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)
Not applicable.
(a)(2)
Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
 (b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Victory Portfolios II

By (Signature and Title)*   /s/ Allan Shaer
                                            Allan Shaer, Treasurer and Principal Financial Officer

Date_March 6, 2024______

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James K. De Vries
                                                James K. De Vries, President and Principal Executive Officer

Date_ March 6, 2024__________________

By (Signature and Title)*   /s/ Allan Shaer
                                              Allan Shaer, Treasurer and Principal Financial Officer

Date_ March 6, 2024_______________________